UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in six (6) separate submissions due to file size limitations on EDGAR submissions. The initial submission (the “initially filed submission”) of the Certified Shareholder Report on Form N-CSR (accession #0001193125-25-135849) the immediately following companion submission (the “first companion submission”) of the Certified Shareholder Report on Form N-CSR (accession #0001193125-25-136038) provide the information required by Item 1, 6 and 7 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission (the “second companion submission”) provides the information required by Items 1, 6 and 7 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initially filed submission, the Registrant’s first companion submission and the Registrant’s second companion submission and in the immediately following companion submissions (the “third companion submission”, the “fourth companion submission” and the “fifth companion submission”). Apart from Items 1, 6 and 7, this submission is identical in all material respects to the initially filed submission, the first companion submission and the second companion submission.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Filed under the initially filed submission on Form N-CSR:

●	PIMCO All Asset Fund Class A
●	PIMCO All Asset Fund Administrative Class
●	PIMCO All Asset Fund Class C
●	PIMCO All Asset Fund Institutional Class
●	PIMCO All Asset Fund I-2
●	PIMCO All Asset Fund Class R
●	PIMCO All Asset Fund I-3
●	PIMCO All Asset All Authority Fund Class A
●	PIMCO All Asset All Authority Fund Class C
●	PIMCO All Asset All Authority Fund Institutional Class
●	PIMCO All Asset All Authority Fund I-2
●	PIMCO All Asset All Authority Fund I-3
●	PIMCO Global Core Asset Allocation Fund Class A
●	PIMCO Global Core Asset Allocation Fund Class C
●	PIMCO Global Core Asset Allocation Fund Institutional Class
●	PIMCO Global Core Asset Allocation Fund I-2
●	PIMCO California Intermediate Municipal Bond Fund Class A
●	PIMCO California Intermediate Municipal Bond Fund Class C
●	PIMCO California Intermediate Municipal Bond Fund Institutional Class
●	PIMCO California Intermediate Municipal Bond Fund I-2
●	PIMCO California Municipal Bond Fund Class A
●	PIMCO California Municipal Bond Fund Class C
●	PIMCO California Municipal Bond Fund Institutional Class
●	PIMCO California Municipal Bond Fund I-2
●	PIMCO California Short Duration Municipal Income Fund Class A
●	PIMCO California Short Duration Municipal Income Fund Institutional Class
●	PIMCO California Short Duration Municipal Income Fund I-2
●	PIMCO High Yield Municipal Bond Fund Class A
●	PIMCO High Yield Municipal Bond Fund Class C
●	PIMCO High Yield Municipal Bond Fund Institutional Class
●	PIMCO High Yield Municipal Bond Fund I-2
●	PIMCO High Yield Municipal Bond Fund I-3
●	PIMCO Municipal Bond Fund Class A
●	PIMCO Municipal Bond Fund Class C
●	PIMCO Municipal Bond Fund Institutional Class
●	PIMCO Municipal Bond Fund I-2
●	PIMCO Municipal Bond Fund I-3
●	PIMCO National Intermediate Municipal Bond Fund Class A
●	PIMCO National Intermediate Municipal Bond Fund Class C
●	PIMCO National Intermediate Municipal Bond Fund Institutional Class
●	PIMCO National Intermediate Municipal Bond Fund I-2
●	PIMCO New York Municipal Bond Fund Class A
●	PIMCO New York Municipal Bond Fund Class C
●	PIMCO New York Municipal Bond Fund Institutional Class
●	PIMCO New York Municipal Bond Fund I-2
●	PIMCO New York Municipal Bond Fund I-3
●	PIMCO Short Duration Municipal Income Fund Class A

●	PIMCO Short Duration Municipal Income Fund Class C
●	PIMCO Short Duration Municipal Income Fund Institutional Class
●	PIMCO Short Duration Municipal Income Fund I-2
●	PIMCO Short Duration Municipal Income Fund Class C-2
●	PIMCO Short Duration Municipal Income Fund I-3
●	PIMCO California Municipal Intermediate Value Fund Institutional Class
●	PIMCO California Municipal Opportunistic Value Fund Institutional Class
●	PIMCO National Municipal Intermediate Value Fund Institutional Class
●	PIMCO National Municipal Opportunistic Value Fund Institutional Class
●	PIMCO Emerging Markets Bond Fund Class A
●	PIMCO Emerging Markets Bond Fund Class C
●	PIMCO Emerging Markets Bond Fund Institutional Class
●	PIMCO Emerging Markets Bond Fund I-2
●	PIMCO Emerging Markets Bond Fund I-3
●	PIMCO Emerging Markets Corporate Bond Fund Institutional Class
●	PIMCO Emerging Markets Currency and Short-Term Investments Fund Class A
●	PIMCO Emerging Markets Currency and Short-Term Investments Fund Institutional Class
●	PIMCO Emerging Markets Currency and Short-Term Investments Fund I-2
●	PIMCO Emerging Markets Full Spectrum Bond Fund Institutional Class
●	PIMCO Emerging Markets Local Currency and Bond Fund Class A
●	PIMCO Emerging Markets Local Currency and Bond Fund Class C
●	PIMCO Emerging Markets Local Currency and Bond Fund Institutional Class
●	PIMCO Emerging Markets Local Currency and Bond Fund I-2
●	PIMCO Emerging Markets Local Currency and Bond Fund I-3
●	PIMCO Global Advantage® Strategy Bond Fund Class A
●	PIMCO Global Advantage® Strategy Bond Fund Institutional Class
●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class A
●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class C
●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Institutional Class
●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) I-2
●	PIMCO International Bond Fund (Unhedged) Class A
●	PIMCO International Bond Fund (Unhedged) Administrative Class
●	PIMCO International Bond Fund (Unhedged) Class C
●	PIMCO International Bond Fund (Unhedged) Institutional Class
●	PIMCO International Bond Fund (Unhedged) I-2
●	PIMCO International Bond Fund (Unhedged) I-3

Filed under the first companion submission on Form N-CSR:

●	PIMCO RAE Fundamental Advantage PLUS Fund Class A
●	PIMCO RAE Fundamental Advantage PLUS Fund Institutional Class
●	PIMCO RAE PLUS EMG Fund Institutional Class
●	PIMCO RAE PLUS EMG Fund I-2
●	PIMCO RAE PLUS EMG Fund Class A
●	PIMCO RAE PLUS EMG Fund Class C
●	PIMCO RAE PLUS Fund Class A
●	PIMCO RAE PLUS Fund Class C
●	PIMCO RAE PLUS Fund Institutional Class
●	PIMCO RAE PLUS Fund I-2
●	PIMCO RAE PLUS Fund I-3
●	PIMCO RAE PLUS International Fund Institutional Class
●	PIMCO RAE PLUS International Fund Class A
●	PIMCO RAE PLUS International Fund I-2
●	PIMCO RAE PLUS Small Fund Institutional Class
●	PIMCO RAE PLUS Small Fund Class A
●	PIMCO RAE PLUS Small Fund Class C
●	PIMCO RAE PLUS Small Fund I-2
●	PIMCO RAE Worldwide Long/Short PLUS Fund Class A
●	PIMCO RAE Worldwide Long/Short PLUS Fund Class C
●	PIMCO RAE Worldwide Long/Short PLUS Fund I-2

●	PIMCO RAE Worldwide Long/Short PLUS Fund Institutional Class
●	PIMCO StocksPLUS® Absolute Return Fund Class A
●	PIMCO StocksPLUS® Absolute Return Fund Class C
●	PIMCO StocksPLUS® Absolute Return Fund Institutional Class
●	PIMCO StocksPLUS® Absolute Return Fund I-2
●	PIMCO StocksPLUS® Absolute Return Fund I-3
●	PIMCO StocksPLUS® Fund Class A
●	PIMCO StocksPLUS® Fund Class C
●	PIMCO StocksPLUS® Fund Institutional Class
●	PIMCO StocksPLUS® Fund I-2
●	PIMCO StocksPLUS® Fund Class R
●	PIMCO StocksPLUS® Fund I-3
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Institutional Class
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-2
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-3
●	PIMCO StocksPLUS® International Fund (Unhedged) Class A
●	PIMCO StocksPLUS® International Fund (Unhedged) Class C
●	PIMCO StocksPLUS® International Fund (Unhedged) Institutional Class
●	PIMCO StocksPLUS® International Fund (Unhedged) I-2
●	PIMCO StocksPLUS® International Fund (Unhedged) I-3
●	PIMCO StocksPLUS® Long Duration Fund Institutional Class
●	PIMCO StocksPLUS® Short Fund Class A
●	PIMCO StocksPLUS® Short Fund Class C
●	PIMCO StocksPLUS® Short Fund Institutional Class
●	PIMCO StocksPLUS® Short Fund I-2
●	PIMCO StocksPLUS® Short Fund I-3
●	PIMCO StocksPLUS® Small Fund Class A
●	PIMCO StocksPLUS® Small Fund Class C
●	PIMCO StocksPLUS® Small Fund Institutional Class

●	PIMCO StocksPLUS® Small Fund I-2

●	PIMCO StocksPLUS® Small Fund I-3

To be filed under this submission (the second companion submission) on Form N-CSR:

●	PIMCO Climate Bond Fund Class A

●	PIMCO Climate Bond Fund Class C

●	PIMCO Climate Bond Fund Institutional Class

●	PIMCO Climate Bond Fund I-2

●	PIMCO Climate Bond Fund I-3

●	PIMCO Dynamic Bond Fund Class A

●	PIMCO Dynamic Bond Fund Class C

●	PIMCO Dynamic Bond Fund Institutional Class

●	PIMCO Dynamic Bond Fund I-2

●	PIMCO Dynamic Bond Fund Class R

●	PIMCO Dynamic Bond Fund I-3

●	PIMCO Extended Duration Fund Institutional Class

●	PIMCO Extended Duration Fund I-2

●	PIMCO GNMA and Government Securities Fund Class A

●	PIMCO GNMA and Government Securities Fund Class C

●	PIMCO GNMA and Government Securities Fund Institutional Class

●	PIMCO GNMA and Government Securities Fund I-2

●	PIMCO GNMA and Government Securities Fund I-3

●	PIMCO Investment Grade Credit Bond Fund Class A

●	PIMCO Investment Grade Credit Bond Fund Administrative Class

●	PIMCO Investment Grade Credit Bond Fund Class C

●	PIMCO Investment Grade Credit Bond Fund Institutional Class

●	PIMCO Investment Grade Credit Bond Fund I-2

●	PIMCO Investment Grade Credit Bond Fund I-3

●	PIMCO Long Duration Total Return Fund Institutional Class

●	PIMCO Long Duration Total Return Fund I-2

●	PIMCO Long Duration Total Return Fund Class A

●	PIMCO Long Duration Total Return Fund Class C

●	PIMCO Long-Term U.S. Government Fund Class A

●	PIMCO Long-Term U.S. Government Fund Class C

●	PIMCO Long-Term U.S. Government Fund Institutional Class

●	PIMCO Long-Term U.S. Government Fund I-2

●	PIMCO Low Duration Opportunities Fund Class A

●	PIMCO Low Duration Opportunities Fund Class C

●	PIMCO Low Duration Opportunities Fund Institutional Class

●	PIMCO Low Duration Opportunities Fund I-2

●	PIMCO Moderate Duration Fund Institutional Class

●	PIMCO Moderate Duration Fund I-2

●	PIMCO Mortgage Opportunities and Bond Fund I-3

●	PIMCO Mortgage Opportunities and Bond Fund Class A

●	PIMCO Mortgage Opportunities and Bond Fund Class C

●	PIMCO Mortgage Opportunities and Bond Fund Institutional Class

●	PIMCO Mortgage Opportunities and Bond Fund I-2

●	PIMCO Total Return ESG Fund Administrative Class

●	PIMCO Total Return ESG Fund Institutional Class

●	PIMCO Total Return ESG Fund I-2

●	PIMCO Total Return ESG Fund Class A

●	PIMCO Total Return ESG Fund Class C

●	PIMCO Total Return ESG Fund I-3

●	PIMCO Total Return Fund II Institutional Class

●	PIMCO Total Return Fund II I-2

●	PIMCO Total Return Fund IV Class A

●	PIMCO Total Return Fund IV Institutional Class

●	PIMCO Total Return Fund V Institutional Class

To be filed under the immediately following third companion submission on Form N-CSR:

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class A

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Administrative Class

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class C

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Institutional Class

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-2

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class R

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-3

●	PIMCO ABS and Short-Term Investments Portfolio

●	PIMCO EM Bond and Short-Term Investments Portfolio

●	PIMCO High Yield and Short-Term Investments Portfolio

●	PIMCO Investment Grade Credit Bond Portfolio

●	PIMCO Long Duration Credit Bond Portfolio

●	PIMCO Low Duration Portfolio

●	PIMCO Moderate Duration Portfolio

●	PIMCO Mortgage and Short-Term Investments Portfolio

●	PIMCO Municipal Portfolio

●	PIMCO Real Return Portfolio

●	PIMCO Sector Funds Series – AM

●	PIMCO Sector Fund Series – H

●	PIMCO Sector Fund Series – I

●	PIMCO Short-Term Portfolio

●	PIMCO Short-Term Floating NAV Portfolio II

●	PIMCO U.S. Government and Short-Term Investments Portfolio

●	PIMCO International Portfolio

●	PIMCO Short Asset Portfolio

●	PIMCO Short-Term Floating NAV Portfolio III

To be filed under the immediately following fourth companion submission on Form N-CSR:

●	PIMCO All Asset: Multi-RAE PLUS Fund

●	PIMCO All Asset: Multi-Real Fund

●	PIMCO All Authority: Multi-RAE PLUS Fund

●	PIMCO Income Fund Class A

●	PIMCO Income Fund Administrative Class

●	PIMCO Income Fund Class C

●	PIMCO Income Fund Institutional Class

●	PIMCO Income Fund I-2

●	PIMCO Income Fund Class R

●	PIMCO Income Fund I-3

●	PIMCO Total Return Fund Class A

●	PIMCO Total Return Fund Administrative Class

●	PIMCO Total Return Fund Class C

●	PIMCO Total Return Fund Institutional Class

●	PIMCO Total Return Fund I-2

●	PIMCO Total Return Fund Class R

●	PIMCO Total Return Fund I-3

●	PIMCO Credit Opportunities Bond Fund Class A

●	PIMCO Credit Opportunities Bond Fund Class C

●	PIMCO Credit Opportunities Bond Fund Institutional Class

●	PIMCO Credit Opportunities Bond Fund I-2

●	PIMCO Diversified Income Fund Class A

●	PIMCO Diversified Income Fund Administrative Class

●	PIMCO Diversified Income Fund Class C

●	PIMCO Diversified Income Fund Institutional Class

●	PIMCO Diversified Income Fund I-2

●	PIMCO Diversified Income Fund I-3

●	PIMCO ESG Income Fund Class A

●	PIMCO ESG Income Fund Class C

●	PIMCO ESG Income Fund Institutional Class

●	PIMCO ESG Income Fund I-2

●	PIMCO ESG Income Fund I-3

●	PIMCO High Yield Fund Class A

●	PIMCO High Yield Fund Administrative Class

●	PIMCO High Yield Fund Class C

●	PIMCO High Yield Fund Institutional Class

●	PIMCO High Yield Fund I-2

●	PIMCO High Yield Fund Class R

●	PIMCO High Yield Fund I-3

●	PIMCO High Yield Spectrum Fund Class A

●	PIMCO High Yield Spectrum Fund Class C

●	PIMCO High Yield Spectrum Fund Institutional Class

●	PIMCO High Yield Spectrum Fund I-2

●	PIMCO High Yield Spectrum Fund I-3

●	PIMCO Long-Term Credit Bond Fund Institutional Class

●	PIMCO Long-Term Credit Bond Fund I-2

●	PIMCO Low Duration Credit Fund Class A

●	PIMCO Low Duration Credit Fund Class C

●	PIMCO Low Duration Credit Fund Institutional Class

●	PIMCO Low Duration Credit Fund I-2

●	PIMCO Low Duration Income Fund Class A

●	PIMCO Low Duration Income Fund Class C

●	PIMCO Low Duration Income Fund Institutional Class

●	PIMCO Low Duration Income Fund I-2

●	PIMCO Low Duration Income Fund I-3

●	PIMCO Low Duration Income Fund Class C-2

●	PIMCO Preferred and Capital Securities Fund Class A

●	PIMCO Preferred and Capital Securities Fund Class C

●	PIMCO Preferred and Capital Securities Fund I-2

●	PIMCO Preferred and Capital Securities Fund Institutional Class

●	PIMCO Preferred and Capital Securities Fund I-3

To be filed under the immediately following fifth companion submission on Form N-CSR:

●	PIMCO Government Money Market Fund Class A

●	PIMCO Government Money Market Fund Class C

●	PIMCO Government Money Market Fund Class M

●	PIMCO Government Money Market Fund I-2

●	PIMCO Government Money Market Fund Institutional Class

●	PIMCO Government Money Market Fund Administrative Class

●	PIMCO Low Duration Fund Class A

●	PIMCO Low Duration Fund Administrative Class

●	PIMCO Low Duration Fund Class C

●	PIMCO Low Duration Fund Institutional Class

●	PIMCO Low Duration Fund I-2

●	PIMCO Low Duration Fund Class R

●	PIMCO Low Duration Fund I-3

●	PIMCO Low Duration Fund Class C-2

●	PIMCO Low Duration Fund II Administrative Class

●	PIMCO Low Duration Fund II Institutional Class

●	PIMCO Low Duration ESG Fund Institutional Class

●	PIMCO Low Duration ESG Fund I-2

●	PIMCO Short Asset Investment Fund Class A

●	PIMCO Short Asset Investment Fund Administrative Class

●	PIMCO Short Asset Investment Fund Institutional Class

●	PIMCO Short Asset Investment Fund I-2

●	PIMCO Short Asset Investment Fund Class M

●	PIMCO Short Asset Investment Fund I-3

●	PIMCO Short-Term Fund Class A

●	PIMCO Short-Term Fund Administrative Class

●	PIMCO Short-Term Fund Class C

●	PIMCO Short-Term Fund Institutional Class

●	PIMCO Short-Term Fund I-2

●	PIMCO Short-Term Fund Class R

●	PIMCO Short-Term Fund I-3

●	PIMCO CommoditiesPLUS® Strategy Fund Class A

●	PIMCO CommoditiesPLUS® Strategy Fund Class C

●	PIMCO CommoditiesPLUS® Strategy Fund Institutional Class

●	PIMCO CommoditiesPLUS® Strategy Fund I-2

●	PIMCO CommoditiesPLUS® Strategy Fund I-3

●	PIMCO CommodityRealReturnStrategy Fund® Class A

●	PIMCO CommodityRealReturnStrategy Fund® Administrative Class

●	PIMCO CommodityRealReturnStrategy Fund® Class C

●	PIMCO CommodityRealReturnStrategy Fund® Institutional Class

●	PIMCO CommodityRealReturnStrategy Fund® I-2

●	PIMCO CommodityRealReturnStrategy Fund® Class R

●	PIMCO CommodityRealReturnStrategy Fund® I-3

●	PIMCO Inflation Response Multi-Asset Fund Class A

●	PIMCO Inflation Response Multi-Asset Fund Institutional Class

●	PIMCO Inflation Response Multi-Asset Fund I-2

●	PIMCO Inflation Response Multi-Asset Fund I-3

●	PIMCO Long-Term Real Return Fund Institutional Class

●	PIMCO Long-Term Real Return Fund I-2

●	PIMCO Real Return Fund Class A

●	PIMCO Real Return Fund Administrative Class

●	PIMCO Real Return Fund Class C

●	PIMCO Real Return Fund Institutional Class

●	PIMCO Real Return Fund I-2

●	PIMCO Real Return Fund Class R

●	PIMCO Real Return Fund I-3

●	PIMCO RealEstateRealReturn Strategy Fund Class A

●	PIMCO RealEstateRealReturn Strategy Fund Class C

●	PIMCO RealEstateRealReturn Strategy Fund Institutional Class

●	PIMCO RealEstateRealReturn Strategy Fund I-2

●	PIMCO RealEstateRealReturn Strategy Fund I-3

●	PIMCO TRENDS Managed Futures Strategy Fund I-3

●	PIMCO TRENDS Managed Futures Strategy Fund Class C

●	PIMCO TRENDS Managed Futures Strategy Fund Class A

●	PIMCO TRENDS Managed Futures Strategy Fund Institutional Class

●	PIMCO TRENDS Managed Futures Strategy Fund I-2

Class A: PCEBX

PIMCO Climate Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.94%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to investment grade corporate credit contributed to relative performance versus the Bloomberg MSCI Global Green Bond Index, USD Hedged ("Index"), as spreads modestly tightened.

  Curve positioning in the United States, primarily overweight exposure to the intermediate portion of the yield curve, contributed to relative performance versus the Index, as yields decreased.

  Curve positioning in the European Union, primarily overweight exposure to the intermediate portion of the yield curve, contributed to relative performance versus the Index, as yields decreased.

  Curve positioning in the United Kingdom, primarily overweight exposure to the long end of the yield curve, detracted from relative performance versus the Index, as yields rose.

  Long exposure to agencies, particularly a European state development bank, detracted from relative performance versus the Index, as spreads widened due to growing consumer uncertainty as markets remain volatile.

  Long exposure to select government-related bonds, specifically France and Belgium, detracted from relative performance versus the Index, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg MSCI Global Green Bond Index, USD Hedged
12/10/19	$9,775	$10,000	$10,000
12/31/19	$9,782	$9,999	$9,965
1/31/20	$9,990	$10,179	$10,200
2/29/20	$10,060	$10,304	$10,311
3/31/20	$9,296	$10,143	$9,905
4/30/20	$9,642	$10,308	$10,150
5/31/20	$9,821	$10,337	$10,175
6/30/20	$10,040	$10,388	$10,304
7/31/20	$10,175	$10,502	$10,453
8/31/20	$10,161	$10,426	$10,395
9/30/20	$10,177	$10,464	$10,481
10/31/20	$10,185	$10,465	$10,539
11/30/20	$10,341	$10,524	$10,601
12/31/20	$10,403	$10,557	$10,630
1/31/21	$10,391	$10,500	$10,583
2/28/21	$10,300	$10,337	$10,390
3/31/21	$10,229	$10,296	$10,364
4/30/21	$10,307	$10,323	$10,343
5/31/21	$10,345	$10,346	$10,348
6/30/21	$10,384	$10,396	$10,404
7/31/21	$10,475	$10,526	$10,587
8/31/21	$10,487	$10,505	$10,545
9/30/21	$10,428	$10,405	$10,420
10/31/21	$10,348	$10,378	$10,364
11/30/21	$10,319	$10,452	$10,486
12/31/21	$10,346	$10,410	$10,386
1/31/22	$10,134	$10,246	$10,204
2/28/22	$9,954	$10,110	$9,961
3/31/22	$9,753	$9,892	$9,709
4/30/22	$9,463	$9,626	$9,359
5/31/22	$9,415	$9,613	$9,241
6/30/22	$9,173	$9,467	$8,987
7/31/22	$9,474	$9,708	$9,398
8/31/22	$9,171	$9,455	$8,960
9/30/22	$8,798	$9,151	$8,587
10/31/22	$8,773	$9,120	$8,579
11/30/22	$9,079	$9,352	$8,883
12/31/22	$9,010	$9,242	$8,620
1/31/23	$9,296	$9,455	$8,871
2/28/23	$9,132	$9,304	$8,690
3/31/23	$9,262	$9,510	$8,874
4/30/23	$9,334	$9,559	$8,913
5/31/23	$9,279	$9,522	$8,910
6/30/23	$9,227	$9,516	$8,902
7/31/23	$9,303	$9,519	$8,939
8/31/23	$9,294	$9,507	$8,954
9/30/23	$9,164	$9,343	$8,791
10/31/23	$9,122	$9,277	$8,791
11/30/23	$9,453	$9,596	$9,093
12/31/23	$9,765	$9,902	$9,443
1/31/24	$9,789	$9,883	$9,410
2/29/24	$9,692	$9,815	$9,325
3/31/24	$9,787	$9,904	$9,446
4/30/24	$9,622	$9,744	$9,309
5/31/24	$9,729	$9,830	$9,357
6/30/24	$9,799	$9,916	$9,410
7/31/24	$10,007	$10,107	$9,614
8/31/24	$10,105	$10,218	$9,684
9/30/24	$10,222	$10,337	$9,805
10/31/24	$10,068	$10,197	$9,723
11/30/24	$10,187	$10,318	$9,904
12/31/24	$10,097	$10,239	$9,805
1/31/25	$10,160	$10,278	$9,830
2/28/25	$10,324	$10,402	$9,926
3/31/25	$10,292	$10,359	$9,792

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/10/19
Class A (excluding sales charge)	5.16%	2.06%	0.98%
Class A (including sales charge)	2.82%	1.59%	0.54%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	0.67%
Bloomberg MSCI Global Green Bond Index, USD Hedged	3.67%	(0.23%)	(0.39%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$29,126
# of Portfolio Holdings	275
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid During the Reporting Period	$56
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	60.4%
Sovereign Issues	9.6%
U.S. Government Agencies	6.0%
Asset-Backed Securities	2.7%
Non-Agency Mortgage-Backed Securities	1.6%
Municipal Bonds & Notes	0.7%
Short-Term Instruments	16.8%
Financial Derivative Instruments	(1.1%)
Other Assets and Liabilities, Net	3.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCEBX

PIMCO Climate Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS8087TSRAR_033125

Class C: PCECX

PIMCO Climate Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$173	1.69%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to investment grade corporate credit contributed to relative performance versus the Bloomberg MSCI Global Green Bond Index, USD Hedged ("Index"), as spreads modestly tightened.

  Curve positioning in the United States, primarily overweight exposure to the intermediate portion of the yield curve, contributed to relative performance versus the Index, as yields decreased.

  Curve positioning in the European Union, primarily overweight exposure to the intermediate portion of the yield curve, contributed to relative performance versus the Index, as yields decreased.

  Curve positioning in the United Kingdom, primarily overweight exposure to the long end of the yield curve, detracted from relative performance versus the Index, as yields rose.

  Long exposure to agencies, particularly a European state development bank, detracted from relative performance versus the Index, as spreads widened due to growing consumer uncertainty as markets remain volatile.

  Long exposure to select government-related bonds, specifically France and Belgium, detracted from relative performance versus the Index, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg MSCI Global Green Bond Index, USD Hedged
12/10/19	$10,000	$10,000	$10,000
12/31/19	$10,003	$9,999	$9,965
1/31/20	$10,208	$10,179	$10,200
2/29/20	$10,273	$10,304	$10,311
3/31/20	$9,488	$10,143	$9,905
4/30/20	$9,835	$10,308	$10,150
5/31/20	$10,012	$10,337	$10,175
6/30/20	$10,228	$10,388	$10,304
7/31/20	$10,360	$10,502	$10,453
8/31/20	$10,340	$10,426	$10,395
9/30/20	$10,350	$10,464	$10,481
10/31/20	$10,350	$10,465	$10,539
11/30/20	$10,502	$10,524	$10,601
12/31/20	$10,557	$10,557	$10,630
1/31/21	$10,539	$10,500	$10,583
2/28/21	$10,441	$10,337	$10,390
3/31/21	$10,363	$10,296	$10,364
4/30/21	$10,435	$10,323	$10,343
5/31/21	$10,467	$10,346	$10,348
6/30/21	$10,500	$10,396	$10,404
7/31/21	$10,585	$10,526	$10,587
8/31/21	$10,590	$10,505	$10,545
9/30/21	$10,524	$10,405	$10,420
10/31/21	$10,436	$10,378	$10,364
11/30/21	$10,400	$10,452	$10,486
12/31/21	$10,421	$10,410	$10,386
1/31/22	$10,201	$10,246	$10,204
2/28/22	$10,014	$10,110	$9,961
3/31/22	$9,806	$9,892	$9,709
4/30/22	$9,507	$9,626	$9,359
5/31/22	$9,454	$9,613	$9,241
6/30/22	$9,205	$9,467	$8,987
7/31/22	$9,501	$9,708	$9,398
8/31/22	$9,191	$9,455	$8,960
9/30/22	$8,811	$9,151	$8,587
10/31/22	$8,781	$9,120	$8,579
11/30/22	$9,082	$9,352	$8,883
12/31/22	$9,006	$9,242	$8,620
1/31/23	$9,287	$9,455	$8,871
2/28/23	$9,117	$9,304	$8,690
3/31/23	$9,241	$9,510	$8,874
4/30/23	$9,308	$9,559	$8,913
5/31/23	$9,248	$9,522	$8,910
6/30/23	$9,189	$9,516	$8,902
7/31/23	$9,259	$9,519	$8,939
8/31/23	$9,244	$9,507	$8,954
9/30/23	$9,110	$9,343	$8,791
10/31/23	$9,061	$9,277	$8,791
11/30/23	$9,384	$9,596	$9,093
12/31/23	$9,689	$9,902	$9,443
1/31/24	$9,706	$9,883	$9,410
2/29/24	$9,605	$9,815	$9,325
3/31/24	$9,692	$9,904	$9,446
4/30/24	$9,524	$9,744	$9,309
5/31/24	$9,622	$9,830	$9,357
6/30/24	$9,686	$9,916	$9,410
7/31/24	$9,885	$10,107	$9,614
8/31/24	$9,976	$10,218	$9,684
9/30/24	$10,085	$10,337	$9,805
10/31/24	$9,927	$10,197	$9,723
11/30/24	$10,038	$10,318	$9,904
12/31/24	$9,943	$10,239	$9,805
1/31/25	$9,999	$10,278	$9,830
2/28/25	$10,154	$10,402	$9,926
3/31/25	$10,117	$10,359	$9,792

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/10/19
Class C (excluding sales charge)	4.38%	1.29%	0.22%
Class C (including sales charge)	3.38%	1.29%	0.22%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	0.67%
Bloomberg MSCI Global Green Bond Index, USD Hedged	3.67%	(0.23%)	(0.39%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$29,126
# of Portfolio Holdings	275
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid During the Reporting Period	$56
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	60.4%
Sovereign Issues	9.6%
U.S. Government Agencies	6.0%
Asset-Backed Securities	2.7%
Non-Agency Mortgage-Backed Securities	1.6%
Municipal Bonds & Notes	0.7%
Short-Term Instruments	16.8%
Financial Derivative Instruments	(1.1%)
Other Assets and Liabilities, Net	3.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCECX

PIMCO Climate Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS8287TSRAR_033125

I-2: PCEPX

PIMCO Climate Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$66	0.64%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to investment grade corporate credit contributed to relative performance versus the Bloomberg MSCI Global Green Bond Index, USD Hedged ("Index"), as spreads modestly tightened.

  Curve positioning in the United States, primarily overweight exposure to the intermediate portion of the yield curve, contributed to relative performance versus the Index, as yields decreased.

  Curve positioning in the European Union, primarily overweight exposure to the intermediate portion of the yield curve, contributed to relative performance versus the Index, as yields decreased.

  Curve positioning in the United Kingdom, primarily overweight exposure to the long end of the yield curve, detracted from relative performance versus the Index, as yields rose.

  Long exposure to agencies, particularly a European state development bank, detracted from relative performance versus the Index, as spreads widened due to growing consumer uncertainty as markets remain volatile.

  Long exposure to select government-related bonds, specifically France and Belgium, detracted from relative performance versus the Index, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg MSCI Global Green Bond Index, USD Hedged
12/10/19	$1,000,000	$1,000,000	$1,000,000
12/31/19	$1,000,912	$999,870	$996,507
1/31/20	$1,022,342	$1,017,914	$1,020,013
2/29/20	$1,029,721	$1,030,372	$1,031,099
3/31/20	$951,776	$1,014,336	$990,513
4/30/20	$987,464	$1,030,757	$1,015,000
5/31/20	$1,006,059	$1,033,679	$1,017,466
6/30/20	$1,028,637	$1,038,837	$1,030,441
7/31/20	$1,042,752	$1,050,190	$1,045,262
8/31/20	$1,041,560	$1,042,579	$1,039,519
9/30/20	$1,043,507	$1,046,388	$1,048,051
10/31/20	$1,044,552	$1,046,464	$1,053,852
11/30/20	$1,060,847	$1,052,435	$1,060,149
12/31/20	$1,067,452	$1,055,669	$1,063,021
1/31/21	$1,066,472	$1,050,006	$1,058,271
2/28/21	$1,057,387	$1,033,673	$1,039,036
3/31/21	$1,050,424	$1,029,601	$1,036,385
4/30/21	$1,058,696	$1,032,292	$1,034,330
5/31/21	$1,062,824	$1,034,596	$1,034,823
6/30/21	$1,067,144	$1,039,642	$1,040,449
7/31/21	$1,076,800	$1,052,563	$1,058,672
8/31/21	$1,078,212	$1,050,455	$1,054,543
9/30/21	$1,072,462	$1,040,537	$1,041,953
10/31/21	$1,064,530	$1,037,816	$1,036,448
11/30/21	$1,061,744	$1,045,219	$1,048,638
12/31/21	$1,064,864	$1,040,980	$1,038,599
1/31/22	$1,043,241	$1,024,625	$1,020,429
2/28/22	$1,024,976	$1,010,996	$996,116
3/31/22	$1,004,532	$989,202	$970,945
4/30/22	$974,864	$962,616	$935,878
5/31/22	$970,195	$961,292	$924,105
6/30/22	$945,498	$946,703	$898,738
7/31/22	$976,778	$970,816	$939,757
8/31/22	$945,794	$945,472	$895,998
9/30/22	$907,491	$915,120	$858,743
10/31/22	$905,144	$911,988	$857,862
11/30/22	$936,971	$935,229	$888,338
12/31/22	$930,057	$924,191	$861,967
1/31/23	$959,910	$945,478	$887,054
2/28/23	$943,109	$930,397	$869,024
3/31/23	$956,835	$951,028	$887,398
4/30/23	$964,472	$955,924	$891,341
5/31/23	$959,076	$952,161	$891,013
6/30/23	$953,934	$951,593	$890,224
7/31/23	$961,984	$951,901	$893,859
8/31/23	$961,289	$950,705	$895,414
9/30/23	$948,156	$934,310	$879,065
10/31/23	$943,939	$927,676	$879,120
11/30/23	$978,430	$959,572	$909,279
12/31/23	$1,011,073	$990,239	$944,305
1/31/24	$1,013,762	$988,298	$941,023
2/29/24	$1,003,986	$981,516	$932,470
3/31/24	$1,014,000	$990,367	$944,557
4/30/24	$997,252	$974,421	$930,939
5/31/24	$1,008,556	$983,044	$935,736
6/30/24	$1,016,048	$991,574	$940,972
7/31/24	$1,037,846	$1,010,730	$961,442
8/31/24	$1,048,324	$1,021,800	$968,409
9/30/24	$1,060,647	$1,033,657	$980,498
10/31/24	$1,044,985	$1,019,669	$972,282
11/30/24	$1,057,597	$1,031,781	$990,351
12/31/24	$1,048,553	$1,023,863	$980,512
1/31/25	$1,055,334	$1,027,830	$983,030
2/28/25	$1,072,573	$1,040,206	$992,631
3/31/25	$1,069,519	$1,035,866	$979,219

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/10/19
I-2	5.48%	2.36%	1.27%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	0.67%
Bloomberg MSCI Global Green Bond Index, USD Hedged	3.67%	(0.23%)	(0.39%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$29,126
# of Portfolio Holdings	275
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid During the Reporting Period	$56
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	60.4%
Sovereign Issues	9.6%
U.S. Government Agencies	6.0%
Asset-Backed Securities	2.7%
Non-Agency Mortgage-Backed Securities	1.6%
Municipal Bonds & Notes	0.7%
Short-Term Instruments	16.8%
Financial Derivative Instruments	(1.1%)
Other Assets and Liabilities, Net	3.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCEPX

PIMCO Climate Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS2214TSRAR_033125

I-3: PCEWX

PIMCO Climate Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$71	0.69%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to investment grade corporate credit contributed to relative performance versus the Bloomberg MSCI Global Green Bond Index, USD Hedged ("Index"), as spreads modestly tightened.

  Curve positioning in the United States, primarily overweight exposure to the intermediate portion of the yield curve, contributed to relative performance versus the Index, as yields decreased.

  Curve positioning in the European Union, primarily overweight exposure to the intermediate portion of the yield curve, contributed to relative performance versus the Index, as yields decreased.

  Curve positioning in the United Kingdom, primarily overweight exposure to the long end of the yield curve, detracted from relative performance versus the Index, as yields rose.

  Long exposure to agencies, particularly a European state development bank, detracted from relative performance versus the Index, as spreads widened due to growing consumer uncertainty as markets remain volatile.

  Long exposure to select government-related bonds, specifically France and Belgium, detracted from relative performance versus the Index, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg MSCI Global Green Bond Index, USD Hedged
12/10/19	$1,000,000	$1,000,000	$1,000,000
12/31/19	$1,000,890	$999,870	$996,507
1/31/20	$1,022,283	$1,017,914	$1,020,013
2/29/20	$1,029,605	$1,030,372	$1,031,099
3/31/20	$951,629	$1,014,336	$990,513
4/30/20	$987,278	$1,030,757	$1,015,000
5/31/20	$1,005,855	$1,033,679	$1,017,466
6/30/20	$1,028,405	$1,038,837	$1,030,441
7/31/20	$1,042,465	$1,050,190	$1,045,262
8/31/20	$1,041,236	$1,042,579	$1,039,519
9/30/20	$1,043,146	$1,046,388	$1,048,051
10/31/20	$1,044,169	$1,046,464	$1,053,852
11/30/20	$1,060,413	$1,052,435	$1,060,149
12/31/20	$1,066,973	$1,055,669	$1,063,021
1/31/21	$1,065,932	$1,050,006	$1,058,271
2/28/21	$1,056,778	$1,033,673	$1,039,036
3/31/21	$1,049,761	$1,029,601	$1,036,385
4/30/21	$1,057,970	$1,032,292	$1,034,330
5/31/21	$1,062,053	$1,034,596	$1,034,823
6/30/21	$1,066,317	$1,039,642	$1,040,449
7/31/21	$1,075,915	$1,052,563	$1,058,672
8/31/21	$1,077,279	$1,050,455	$1,054,543
9/30/21	$1,071,485	$1,040,537	$1,041,953
10/31/21	$1,063,513	$1,037,816	$1,036,448
11/30/21	$1,060,691	$1,045,219	$1,048,638
12/31/21	$1,063,771	$1,040,980	$1,038,599
1/31/22	$1,042,157	$1,024,625	$1,020,429
2/28/22	$1,023,873	$1,010,996	$996,116
3/31/22	$1,003,407	$989,202	$970,945
4/30/22	$973,730	$962,616	$935,878
5/31/22	$969,027	$961,292	$924,105
6/30/22	$944,321	$946,703	$898,738
7/31/22	$975,519	$970,816	$939,757
8/31/22	$944,536	$945,472	$895,998
9/30/22	$906,246	$915,120	$858,743
10/31/22	$903,866	$911,988	$857,862
11/30/22	$935,616	$935,229	$888,338
12/31/22	$928,674	$924,191	$861,967
1/31/23	$958,447	$945,478	$887,054
2/28/23	$941,635	$930,397	$869,024
3/31/23	$955,301	$951,028	$887,398
4/30/23	$962,890	$955,924	$891,341
5/31/23	$957,462	$952,161	$891,013
6/30/23	$952,287	$951,593	$890,224
7/31/23	$960,287	$951,901	$893,859
8/31/23	$959,555	$950,705	$895,414
9/30/23	$946,412	$934,310	$879,065
10/31/23	$942,167	$927,676	$879,120
11/30/23	$976,579	$959,572	$909,279
12/31/23	$1,009,120	$990,239	$944,305
1/31/24	$1,011,770	$988,298	$941,023
2/29/24	$1,001,974	$981,516	$932,470
3/31/24	$1,011,930	$990,367	$944,557
4/30/24	$995,170	$974,421	$930,939
5/31/24	$1,006,407	$983,044	$935,736
6/30/24	$1,013,846	$991,574	$940,972
7/31/24	$1,035,573	$1,010,730	$961,442
8/31/24	$1,045,982	$1,021,800	$968,409
9/30/24	$1,058,241	$1,033,657	$980,498
10/31/24	$1,042,570	$1,019,669	$972,282
11/30/24	$1,055,114	$1,031,781	$990,351
12/31/24	$1,046,050	$1,023,863	$980,512
1/31/25	$1,052,771	$1,027,830	$983,030
2/28/25	$1,069,929	$1,040,206	$992,631
3/31/25	$1,066,838	$1,035,866	$979,219

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/10/19
I-3	5.43%	2.31%	1.23%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	0.67%
Bloomberg MSCI Global Green Bond Index, USD Hedged	3.67%	(0.23%)	(0.39%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$29,126
# of Portfolio Holdings	275
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid During the Reporting Period	$56
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	60.4%
Sovereign Issues	9.6%
U.S. Government Agencies	6.0%
Asset-Backed Securities	2.7%
Non-Agency Mortgage-Backed Securities	1.6%
Municipal Bonds & Notes	0.7%
Short-Term Instruments	16.8%
Financial Derivative Instruments	(1.1%)
Other Assets and Liabilities, Net	3.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PCEWX

PIMCO Climate Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS2215TSRAR_033125

Institutional Class: PCEIX

PIMCO Climate Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.54%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to investment grade corporate credit contributed to relative performance versus the Bloomberg MSCI Global Green Bond Index, USD Hedged ("Index"), as spreads modestly tightened.

  Curve positioning in the United States, primarily overweight exposure to the intermediate portion of the yield curve, contributed to relative performance versus the Index, as yields decreased.

  Curve positioning in the European Union, primarily overweight exposure to the intermediate portion of the yield curve, contributed to relative performance versus the Index, as yields decreased.

  Curve positioning in the United Kingdom, primarily overweight exposure to the long end of the yield curve, detracted from relative performance versus the Index, as yields rose.

  Long exposure to agencies, particularly a European state development bank, detracted from relative performance versus the Index, as spreads widened due to growing consumer uncertainty as markets remain volatile.

  Long exposure to select government-related bonds, specifically France and Belgium, detracted from relative performance versus the Index, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg MSCI Global Green Bond Index, USD Hedged
12/10/19	$1,000,000	$1,000,000	$1,000,000
12/31/19	$1,000,988	$999,870	$996,507
1/31/20	$1,022,541	$1,017,914	$1,020,013
2/29/20	$1,030,020	$1,030,372	$1,031,099
3/31/20	$952,152	$1,014,336	$990,513
4/30/20	$987,943	$1,030,757	$1,015,000
5/31/20	$1,006,659	$1,033,679	$1,017,466
6/30/20	$1,029,359	$1,038,837	$1,030,441
7/31/20	$1,043,580	$1,050,190	$1,045,262
8/31/20	$1,042,476	$1,042,579	$1,039,519
9/30/20	$1,044,513	$1,046,388	$1,048,051
10/31/20	$1,045,651	$1,046,464	$1,053,852
11/30/20	$1,062,049	$1,052,435	$1,060,149
12/31/20	$1,068,769	$1,055,669	$1,063,021
1/31/21	$1,067,851	$1,050,006	$1,058,271
2/28/21	$1,058,811	$1,033,673	$1,039,036
3/31/21	$1,051,919	$1,029,601	$1,036,385
4/30/21	$1,060,295	$1,032,292	$1,034,330
5/31/21	$1,064,513	$1,034,596	$1,034,823
6/30/21	$1,068,924	$1,039,642	$1,040,449
7/31/21	$1,078,689	$1,052,563	$1,058,672
8/31/21	$1,080,193	$1,050,455	$1,054,543
9/30/21	$1,074,521	$1,040,537	$1,041,953
10/31/21	$1,066,666	$1,037,816	$1,036,448
11/30/21	$1,063,961	$1,045,219	$1,048,638
12/31/21	$1,067,189	$1,040,980	$1,038,599
1/31/22	$1,045,624	$1,024,625	$1,020,429
2/28/22	$1,027,396	$1,010,996	$996,116
3/31/22	$1,006,990	$989,202	$970,945
4/30/22	$977,330	$962,616	$935,878
5/31/22	$972,728	$961,292	$924,105
6/30/22	$948,045	$946,703	$898,738
7/31/22	$979,491	$970,816	$939,757
8/31/22	$948,503	$945,472	$895,998
9/30/22	$910,173	$915,120	$858,743
10/31/22	$907,891	$911,988	$857,862
11/30/22	$939,895	$935,229	$888,338
12/31/22	$933,044	$924,191	$861,967
1/31/23	$963,068	$945,478	$887,054
2/28/23	$946,285	$930,397	$869,024
3/31/23	$960,145	$951,028	$887,398
4/30/23	$967,882	$955,924	$891,341
5/31/23	$962,548	$952,161	$891,013
6/30/23	$957,472	$951,593	$890,224
7/31/23	$965,630	$951,901	$893,859
8/31/23	$965,014	$950,705	$895,414
9/30/23	$951,917	$934,310	$879,065
10/31/23	$947,762	$927,676	$879,120
11/30/23	$982,471	$959,572	$909,279
12/31/23	$1,015,338	$990,239	$944,305
1/31/24	$1,018,122	$988,298	$941,023
2/29/24	$1,008,385	$981,516	$932,470
3/31/24	$1,018,533	$990,367	$944,557
4/30/24	$1,001,793	$974,421	$930,939
5/31/24	$1,013,241	$983,044	$935,736
6/30/24	$1,020,847	$991,574	$940,972
7/31/24	$1,042,840	$1,010,730	$961,442
8/31/24	$1,053,466	$1,021,800	$968,409
9/30/24	$1,065,933	$1,033,657	$980,498
10/31/24	$1,050,282	$1,019,669	$972,282
11/30/24	$1,063,053	$1,031,781	$990,351
12/31/24	$1,054,054	$1,023,863	$980,512
1/31/25	$1,060,964	$1,027,830	$983,030
2/28/25	$1,078,380	$1,040,206	$992,631
3/31/25	$1,075,394	$1,035,866	$979,219

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/10/19
Institutional Class	5.58%	2.46%	1.38%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	0.67%
Bloomberg MSCI Global Green Bond Index, USD Hedged	3.67%	(0.23%)	(0.39%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$29,126
# of Portfolio Holdings	275
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid During the Reporting Period	$56
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	60.4%
Sovereign Issues	9.6%
U.S. Government Agencies	6.0%
Asset-Backed Securities	2.7%
Non-Agency Mortgage-Backed Securities	1.6%
Municipal Bonds & Notes	0.7%
Short-Term Instruments	16.8%
Financial Derivative Instruments	(1.1%)
Other Assets and Liabilities, Net	3.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCEIX

PIMCO Climate Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS2213TSRAR_033125

Class A: PUBAX

PIMCO Dynamic Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.19%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the curve and rose across the long end of the curve.

  Long exposure to the Turkish lira contributed to performance, as interest rate differentials generated positive returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate and long end of the Australian yield curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$9,621	$10,000	$10,000
4/30/15	$9,646	$9,944	$10,002
5/31/15	$9,684	$9,903	$10,005
6/30/15	$9,644	$9,780	$10,007
7/31/15	$9,652	$9,877	$10,009
8/31/15	$9,494	$9,851	$10,012
9/30/15	$9,280	$9,909	$10,014
10/31/15	$9,336	$9,941	$10,017
11/30/15	$9,367	$9,946	$10,019
12/31/15	$9,351	$9,919	$10,022
1/31/16	$9,211	$10,064	$10,027
2/29/16	$9,070	$10,161	$10,032
3/31/16	$9,287	$10,244	$10,037
4/30/16	$9,440	$10,262	$10,043
5/31/16	$9,476	$10,305	$10,048
6/30/16	$9,446	$10,501	$10,053
7/31/16	$9,570	$10,564	$10,058
8/31/16	$9,623	$10,559	$10,064
9/30/16	$9,709	$10,557	$10,069
10/31/16	$9,808	$10,455	$10,076
11/30/16	$9,743	$10,282	$10,083
12/31/16	$9,852	$10,311	$10,090
1/31/17	$9,952	$10,273	$10,099
2/28/17	$10,046	$10,361	$10,107
3/31/17	$10,126	$10,356	$10,115
4/30/17	$10,149	$10,426	$10,125
5/31/17	$10,208	$10,487	$10,135
6/30/17	$10,241	$10,458	$10,144
7/31/17	$10,283	$10,492	$10,155
8/31/17	$10,373	$10,588	$10,166
9/30/17	$10,417	$10,539	$10,177
10/31/17	$10,434	$10,583	$10,189
11/30/17	$10,452	$10,600	$10,200
12/31/17	$10,441	$10,624	$10,211
1/31/18	$10,479	$10,548	$10,226
2/28/18	$10,488	$10,524	$10,240
3/31/18	$10,495	$10,611	$10,255
4/30/18	$10,491	$10,572	$10,274
5/31/18	$10,567	$10,611	$10,294
6/30/18	$10,549	$10,631	$10,314
7/31/18	$10,598	$10,634	$10,334
8/31/18	$10,599	$10,667	$10,354
9/30/18	$10,603	$10,626	$10,374
10/31/18	$10,640	$10,605	$10,395
11/30/18	$10,592	$10,657	$10,415
12/31/18	$10,604	$10,811	$10,436
1/31/19	$10,735	$10,925	$10,460
2/28/19	$10,768	$10,938	$10,485
3/31/19	$10,828	$11,134	$10,509
4/30/19	$10,879	$11,141	$10,532
5/31/19	$10,911	$11,301	$10,555
6/30/19	$10,961	$11,460	$10,578
7/31/19	$10,971	$11,550	$10,598
8/31/19	$10,836	$11,812	$10,619
9/30/19	$10,861	$11,757	$10,639
10/31/19	$10,916	$11,737	$10,658
11/30/19	$10,964	$11,723	$10,677
12/31/19	$11,070	$11,699	$10,696
1/31/20	$11,074	$11,910	$10,713
2/29/20	$11,042	$12,056	$10,730
3/31/20	$10,482	$11,868	$10,748
4/30/20	$10,758	$12,060	$10,761
5/31/20	$10,943	$12,095	$10,774
6/30/20	$11,144	$12,155	$10,787
7/31/20	$11,255	$12,288	$10,789
8/31/20	$11,349	$12,199	$10,792
9/30/20	$11,364	$12,243	$10,795
10/31/20	$11,409	$12,244	$10,797
11/30/20	$11,503	$12,314	$10,799
12/31/20	$11,624	$12,352	$10,801
1/31/21	$11,681	$12,286	$10,803
2/28/21	$11,720	$12,095	$10,805
3/31/21	$11,708	$12,047	$10,808
4/30/21	$11,740	$12,078	$10,810
5/31/21	$11,758	$12,105	$10,811
6/30/21	$11,733	$12,164	$10,813
7/31/21	$11,736	$12,316	$10,815
8/31/21	$11,738	$12,291	$10,816
9/30/21	$11,728	$12,175	$10,817
10/31/21	$11,610	$12,143	$10,818
11/30/21	$11,589	$12,230	$10,820
12/31/21	$11,613	$12,180	$10,821
1/31/22	$11,537	$11,989	$10,823
2/28/22	$11,429	$11,829	$10,825
3/31/22	$11,243	$11,574	$10,827
4/30/22	$11,049	$11,263	$10,836
5/31/22	$11,075	$11,248	$10,845
6/30/22	$10,839	$11,077	$10,854
7/31/22	$11,024	$11,359	$10,869
8/31/22	$10,854	$11,063	$10,890
9/30/22	$10,600	$10,707	$10,912
10/31/22	$10,614	$10,671	$10,941
11/30/22	$10,756	$10,943	$10,975
12/31/22	$10,770	$10,814	$11,013
1/31/23	$10,949	$11,063	$11,054
2/28/23	$10,868	$10,886	$11,093
3/31/23	$10,914	$11,128	$11,137
4/30/23	$10,958	$11,185	$11,182
5/31/23	$10,961	$11,141	$11,230
6/30/23	$11,001	$11,134	$11,278
7/31/23	$11,084	$11,138	$11,327
8/31/23	$11,100	$11,124	$11,379
9/30/23	$11,034	$10,932	$11,429
10/31/23	$10,945	$10,854	$11,482
11/30/23	$11,283	$11,228	$11,533
12/31/23	$11,516	$11,586	$11,586
1/31/24	$11,575	$11,564	$11,639
2/29/24	$11,588	$11,484	$11,689
3/31/24	$11,704	$11,588	$11,742
4/30/24	$11,655	$11,401	$11,795
5/31/24	$11,777	$11,502	$11,849
6/30/24	$11,794	$11,602	$11,898
7/31/24	$11,935	$11,826	$11,956
8/31/24	$12,031	$11,956	$12,011
9/30/24	$12,170	$12,094	$12,063
10/31/24	$12,115	$11,931	$12,114
11/30/24	$12,263	$12,072	$12,161
12/31/24	$12,285	$11,980	$12,208
1/31/25	$12,384	$12,026	$12,254
2/28/25	$12,524	$12,171	$12,295
3/31/25	$12,571	$12,120	$12,341

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	7.41%	3.70%	2.71%
Class A (including sales charge)	3.41%	2.91%	2.31%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,870,244
# of Portfolio Holdings	2,001
Portfolio Turnover Rate	919%
Total Net Advisory Fees Paid During the Reporting Period	$12,941
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	71.2%
Corporate Bonds & Notes	17.3%
Sovereign Issues	14.2%
Asset-Backed Securities	11.8%
U.S. Treasury Obligations	11.0%
Non-Agency Mortgage-Backed Securities	6.0%
Loan Participations and Assignments	1.3%
Convertible Bonds & Notes	0.3%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	18.0%
Affiliated Investments	22.7%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(74.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PUBAX

PIMCO Dynamic Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS4086TSRAR_033125

Class C: PUBCX

PIMCO Dynamic Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.94%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the curve and rose across the long end of the curve.

  Long exposure to the Turkish lira contributed to performance, as interest rate differentials generated positive returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate and long end of the Australian yield curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,024	$9,944	$10,002
5/31/15	$10,057	$9,903	$10,005
6/30/15	$10,009	$9,780	$10,007
7/31/15	$10,011	$9,877	$10,009
8/31/15	$9,841	$9,851	$10,012
9/30/15	$9,614	$9,909	$10,014
10/31/15	$9,666	$9,941	$10,017
11/30/15	$9,692	$9,946	$10,019
12/31/15	$9,669	$9,919	$10,022
1/31/16	$9,518	$10,064	$10,027
2/29/16	$9,368	$10,161	$10,032
3/31/16	$9,585	$10,244	$10,037
4/30/16	$9,738	$10,262	$10,043
5/31/16	$9,768	$10,305	$10,048
6/30/16	$9,722	$10,501	$10,053
7/31/16	$9,843	$10,564	$10,058
8/31/16	$9,891	$10,559	$10,064
9/30/16	$9,973	$10,557	$10,069
10/31/16	$10,070	$10,455	$10,076
11/30/16	$9,997	$10,282	$10,083
12/31/16	$10,101	$10,311	$10,090
1/31/17	$10,198	$10,273	$10,099
2/28/17	$10,288	$10,361	$10,107
3/31/17	$10,364	$10,356	$10,115
4/30/17	$10,380	$10,426	$10,125
5/31/17	$10,434	$10,487	$10,135
6/30/17	$10,461	$10,458	$10,144
7/31/17	$10,498	$10,492	$10,155
8/31/17	$10,583	$10,588	$10,166
9/30/17	$10,622	$10,539	$10,177
10/31/17	$10,632	$10,583	$10,189
11/30/17	$10,644	$10,600	$10,200
12/31/17	$10,625	$10,624	$10,211
1/31/18	$10,657	$10,548	$10,226
2/28/18	$10,661	$10,524	$10,240
3/31/18	$10,661	$10,611	$10,255
4/30/18	$10,650	$10,572	$10,274
5/31/18	$10,721	$10,611	$10,294
6/30/18	$10,696	$10,631	$10,314
7/31/18	$10,739	$10,634	$10,334
8/31/18	$10,732	$10,667	$10,354
9/30/18	$10,730	$10,626	$10,374
10/31/18	$10,761	$10,605	$10,395
11/30/18	$10,705	$10,657	$10,415
12/31/18	$10,711	$10,811	$10,436
1/31/19	$10,836	$10,925	$10,460
2/28/19	$10,864	$10,938	$10,485
3/31/19	$10,918	$11,134	$10,509
4/30/19	$10,963	$11,141	$10,532
5/31/19	$10,987	$11,301	$10,555
6/30/19	$11,031	$11,460	$10,578
7/31/19	$11,034	$11,550	$10,598
8/31/19	$10,890	$11,812	$10,619
9/30/19	$10,909	$11,757	$10,639
10/31/19	$10,958	$11,737	$10,658
11/30/19	$10,999	$11,723	$10,677
12/31/19	$11,098	$11,699	$10,696
1/31/20	$11,095	$11,910	$10,713
2/29/20	$11,057	$12,056	$10,730
3/31/20	$10,489	$11,868	$10,748
4/30/20	$10,759	$12,060	$10,761
5/31/20	$10,937	$12,095	$10,774
6/30/20	$11,131	$12,155	$10,787
7/31/20	$11,235	$12,288	$10,789
8/31/20	$11,322	$12,199	$10,792
9/30/20	$11,330	$12,243	$10,795
10/31/20	$11,366	$12,244	$10,797
11/30/20	$11,453	$12,314	$10,799
12/31/20	$11,566	$12,352	$10,801
1/31/21	$11,616	$12,286	$10,803
2/28/21	$11,647	$12,095	$10,805
3/31/21	$11,628	$12,047	$10,808
4/30/21	$11,652	$12,078	$10,810
5/31/21	$11,664	$12,105	$10,811
6/30/21	$11,631	$12,164	$10,813
7/31/21	$11,627	$12,316	$10,815
8/31/21	$11,621	$12,291	$10,816
9/30/21	$11,605	$12,175	$10,817
10/31/21	$11,480	$12,143	$10,818
11/30/21	$11,453	$12,230	$10,820
12/31/21	$11,469	$12,180	$10,821
1/31/22	$11,387	$11,989	$10,823
2/28/22	$11,274	$11,829	$10,825
3/31/22	$11,082	$11,574	$10,827
4/30/22	$10,884	$11,263	$10,836
5/31/22	$10,903	$11,248	$10,845
6/30/22	$10,665	$11,077	$10,854
7/31/22	$10,840	$11,359	$10,869
8/31/22	$10,666	$11,063	$10,890
9/30/22	$10,409	$10,707	$10,912
10/31/22	$10,417	$10,671	$10,941
11/30/22	$10,549	$10,943	$10,975
12/31/22	$10,556	$10,814	$11,013
1/31/23	$10,725	$11,063	$11,054
2/28/23	$10,639	$10,886	$11,093
3/31/23	$10,677	$11,128	$11,137
4/30/23	$10,714	$11,185	$11,182
5/31/23	$10,711	$11,141	$11,230
6/30/23	$10,742	$11,134	$11,278
7/31/23	$10,817	$11,138	$11,327
8/31/23	$10,826	$11,124	$11,379
9/30/23	$10,755	$10,932	$11,429
10/31/23	$10,661	$10,854	$11,482
11/30/23	$10,984	$11,228	$11,533
12/31/23	$11,204	$11,586	$11,586
1/31/24	$11,254	$11,564	$11,639
2/29/24	$11,260	$11,484	$11,689
3/31/24	$11,366	$11,588	$11,742
4/30/24	$11,311	$11,401	$11,795
5/31/24	$11,421	$11,502	$11,849
6/30/24	$11,431	$11,602	$11,898
7/31/24	$11,561	$11,826	$11,956
8/31/24	$11,647	$11,956	$12,011
9/30/24	$11,774	$12,094	$12,063
10/31/24	$11,713	$11,931	$12,114
11/30/24	$11,848	$12,072	$12,161
12/31/24	$11,862	$11,980	$12,208
1/31/25	$11,950	$12,026	$12,254
2/28/25	$12,078	$12,171	$12,295
3/31/25	$12,117	$12,120	$12,341

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	6.61%	2.93%	1.94%
Class C (including sales charge)	5.61%	2.93%	1.94%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,870,244
# of Portfolio Holdings	2,001
Portfolio Turnover Rate	919%
Total Net Advisory Fees Paid During the Reporting Period	$12,941
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	71.2%
Corporate Bonds & Notes	17.3%
Sovereign Issues	14.2%
Asset-Backed Securities	11.8%
U.S. Treasury Obligations	11.0%
Non-Agency Mortgage-Backed Securities	6.0%
Loan Participations and Assignments	1.3%
Convertible Bonds & Notes	0.3%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	18.0%
Affiliated Investments	22.7%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(74.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PUBCX

PIMCO Dynamic Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS4286TSRAR_033125

I-3: PFNUX

PIMCO Dynamic Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$94	0.94%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the curve and rose across the long end of the curve.

  Long exposure to the Turkish lira contributed to performance, as interest rate differentials generated positive returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate and long end of the Australian yield curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,002,824	$994,409	$1,000,229
5/31/15	$1,007,076	$990,287	$1,000,460
6/30/15	$1,003,220	$978,046	$1,000,689
7/31/15	$1,004,363	$987,733	$1,000,924
8/31/15	$988,214	$985,063	$1,001,159
9/30/15	$966,246	$990,905	$1,001,394
10/31/15	$972,436	$994,119	$1,001,666
11/30/15	$975,861	$994,576	$1,001,940
12/31/15	$974,605	$991,885	$1,002,212
1/31/16	$960,192	$1,006,395	$1,002,719
2/29/16	$945,819	$1,016,068	$1,003,226
3/31/16	$968,686	$1,024,433	$1,003,732
4/30/16	$985,029	$1,026,173	$1,004,260
5/31/16	$988,990	$1,030,510	$1,004,788
6/30/16	$986,171	$1,050,127	$1,005,317
7/31/16	$999,461	$1,056,401	$1,005,845
8/31/16	$1,005,230	$1,055,863	$1,006,374
9/30/16	$1,014,583	$1,055,737	$1,006,904
10/31/16	$1,025,272	$1,045,500	$1,007,607
11/30/16	$1,018,780	$1,028,232	$1,008,310
12/31/16	$1,030,427	$1,031,050	$1,009,013
1/31/17	$1,041,205	$1,027,295	$1,009,853
2/28/17	$1,051,336	$1,036,089	$1,010,693
3/31/17	$1,060,108	$1,035,611	$1,011,533
4/30/17	$1,062,705	$1,042,634	$1,012,501
5/31/17	$1,069,206	$1,048,720	$1,013,468
6/30/17	$1,073,027	$1,045,784	$1,014,436
7/31/17	$1,077,715	$1,049,222	$1,015,532
8/31/17	$1,087,537	$1,058,784	$1,016,629
9/30/17	$1,092,506	$1,053,896	$1,017,727
10/31/17	$1,094,450	$1,058,341	$1,018,858
11/30/17	$1,096,577	$1,059,981	$1,019,989
12/31/17	$1,095,655	$1,062,350	$1,021,122
1/31/18	$1,099,848	$1,054,766	$1,022,563
2/28/18	$1,101,095	$1,052,388	$1,024,006
3/31/18	$1,101,985	$1,061,113	$1,025,451
4/30/18	$1,101,801	$1,057,165	$1,027,418
5/31/18	$1,110,061	$1,061,115	$1,029,389
6/30/18	$1,108,458	$1,063,093	$1,031,364
7/31/18	$1,113,756	$1,063,384	$1,033,370
8/31/18	$1,114,141	$1,066,652	$1,035,380
9/30/18	$1,114,765	$1,062,572	$1,037,394
10/31/18	$1,118,923	$1,060,496	$1,039,457
11/30/18	$1,114,114	$1,065,684	$1,041,524
12/31/18	$1,115,628	$1,081,078	$1,043,595
1/31/19	$1,129,583	$1,092,528	$1,046,033
2/28/19	$1,133,324	$1,093,841	$1,048,476
3/31/19	$1,139,932	$1,113,432	$1,050,925
4/30/19	$1,145,544	$1,114,096	$1,053,203
5/31/19	$1,149,157	$1,130,127	$1,055,486
6/30/19	$1,154,596	$1,145,973	$1,057,774
7/31/19	$1,155,875	$1,154,991	$1,059,827
8/31/19	$1,141,912	$1,181,184	$1,061,885
9/30/19	$1,144,783	$1,175,711	$1,063,947
10/31/19	$1,150,831	$1,173,681	$1,065,813
11/30/19	$1,156,113	$1,172,304	$1,067,682
12/31/19	$1,167,494	$1,169,901	$1,069,554
1/31/20	$1,168,170	$1,191,013	$1,071,288
2/29/20	$1,165,085	$1,205,590	$1,073,023
3/31/20	$1,106,172	$1,186,827	$1,074,762
4/30/20	$1,135,535	$1,206,040	$1,076,061
5/31/20	$1,155,313	$1,209,459	$1,077,361
6/30/20	$1,176,777	$1,215,495	$1,078,663
7/31/20	$1,188,828	$1,228,777	$1,078,940
8/31/20	$1,198,973	$1,219,873	$1,079,217
9/30/20	$1,200,820	$1,224,329	$1,079,494
10/31/20	$1,205,761	$1,224,418	$1,079,692
11/30/20	$1,215,949	$1,231,405	$1,079,890
12/31/20	$1,229,007	$1,235,188	$1,080,089
1/31/21	$1,235,306	$1,228,563	$1,080,317
2/28/21	$1,239,611	$1,209,452	$1,080,546
3/31/21	$1,238,620	$1,204,687	$1,080,774
4/30/21	$1,242,296	$1,207,836	$1,080,957
5/31/21	$1,244,488	$1,210,532	$1,081,139
6/30/21	$1,242,021	$1,216,436	$1,081,321
7/31/21	$1,242,689	$1,231,555	$1,081,454
8/31/21	$1,243,104	$1,229,087	$1,081,587
9/30/21	$1,242,360	$1,217,483	$1,081,719
10/31/21	$1,230,069	$1,214,299	$1,081,838
11/30/21	$1,228,127	$1,222,961	$1,081,957
12/31/21	$1,230,953	$1,218,001	$1,082,075
1/31/22	$1,223,127	$1,198,865	$1,082,277
2/28/22	$1,211,942	$1,182,918	$1,082,479
3/31/22	$1,192,398	$1,157,419	$1,082,681
4/30/22	$1,172,065	$1,126,312	$1,083,588
5/31/22	$1,175,071	$1,124,762	$1,084,497
6/30/22	$1,150,352	$1,107,692	$1,085,406
7/31/22	$1,170,163	$1,135,906	$1,086,882
8/31/22	$1,152,434	$1,106,252	$1,089,024
9/30/22	$1,125,667	$1,070,739	$1,091,245
10/31/22	$1,127,332	$1,067,074	$1,094,093
11/30/22	$1,142,622	$1,094,267	$1,097,463
12/31/22	$1,144,405	$1,081,352	$1,101,293
1/31/23	$1,163,648	$1,106,259	$1,105,379
2/28/23	$1,155,188	$1,088,614	$1,109,281
3/31/23	$1,160,372	$1,112,753	$1,113,695
4/30/23	$1,165,266	$1,118,482	$1,118,173
5/31/23	$1,165,849	$1,114,079	$1,123,014
6/30/23	$1,170,327	$1,113,414	$1,127,753
7/31/23	$1,179,403	$1,113,774	$1,132,705
8/31/23	$1,181,315	$1,112,375	$1,137,880
9/30/23	$1,174,628	$1,093,192	$1,142,922
10/31/23	$1,165,315	$1,085,430	$1,148,156
11/30/23	$1,201,548	$1,122,750	$1,153,254
12/31/23	$1,226,648	$1,158,631	$1,158,559
1/31/24	$1,233,174	$1,156,360	$1,163,888
2/29/24	$1,234,777	$1,148,426	$1,168,881
3/31/24	$1,247,444	$1,158,782	$1,174,247
4/30/24	$1,242,406	$1,140,124	$1,179,460
5/31/24	$1,255,663	$1,150,213	$1,184,862
6/30/24	$1,257,714	$1,160,193	$1,189,779
7/31/24	$1,273,071	$1,182,607	$1,195,621
8/31/24	$1,283,665	$1,195,560	$1,201,121
9/30/24	$1,298,669	$1,209,433	$1,206,310
10/31/24	$1,293,094	$1,193,067	$1,211,352
11/30/24	$1,309,160	$1,207,238	$1,216,089
12/31/24	$1,311,813	$1,197,974	$1,220,844
1/31/25	$1,322,675	$1,202,615	$1,225,398
2/28/25	$1,337,960	$1,217,096	$1,229,539
3/31/25	$1,343,277	$1,212,017	$1,234,125

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	7.68%	3.96%	3.00%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,870,244
# of Portfolio Holdings	2,001
Portfolio Turnover Rate	919%
Total Net Advisory Fees Paid During the Reporting Period	$12,941
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	71.2%
Corporate Bonds & Notes	17.3%
Sovereign Issues	14.2%
Asset-Backed Securities	11.8%
U.S. Treasury Obligations	11.0%
Non-Agency Mortgage-Backed Securities	6.0%
Loan Participations and Assignments	1.3%
Convertible Bonds & Notes	0.3%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	18.0%
Affiliated Investments	22.7%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(74.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PFNUX

PIMCO Dynamic Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS2206TSRAR_033125

Institutional Class: PFIUX

PIMCO Dynamic Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$79	0.79%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the curve and rose across the long end of the curve.

  Long exposure to the Turkish lira contributed to performance, as interest rate differentials generated positive returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate and long end of the Australian yield curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,002,857	$994,409	$1,000,229
5/31/15	$1,007,143	$990,287	$1,000,460
6/30/15	$1,003,320	$978,046	$1,000,689
7/31/15	$1,004,497	$987,733	$1,000,924
8/31/15	$988,380	$985,063	$1,001,159
9/30/15	$966,440	$990,905	$1,001,394
10/31/15	$972,665	$994,119	$1,001,666
11/30/15	$976,122	$994,576	$1,001,940
12/31/15	$974,899	$991,885	$1,002,212
1/31/16	$960,514	$1,006,395	$1,002,719
2/29/16	$946,167	$1,016,068	$1,003,226
3/31/16	$969,074	$1,024,433	$1,003,732
4/30/16	$985,456	$1,026,173	$1,004,260
5/31/16	$989,452	$1,030,510	$1,004,788
6/30/16	$986,664	$1,050,127	$1,005,317
7/31/16	$999,994	$1,056,401	$1,005,845
8/31/16	$1,005,801	$1,055,863	$1,006,374
9/30/16	$1,015,192	$1,055,737	$1,006,904
10/31/16	$1,025,922	$1,045,500	$1,007,607
11/30/16	$1,019,460	$1,028,232	$1,008,310
12/31/16	$1,031,149	$1,031,050	$1,009,013
1/31/17	$1,041,969	$1,027,295	$1,009,853
2/28/17	$1,052,140	$1,036,089	$1,010,693
3/31/17	$1,060,955	$1,035,611	$1,011,533
4/30/17	$1,063,589	$1,042,634	$1,012,501
5/31/17	$1,070,131	$1,048,720	$1,013,468
6/30/17	$1,073,991	$1,045,784	$1,014,436
7/31/17	$1,078,719	$1,049,222	$1,015,532
8/31/17	$1,088,587	$1,058,784	$1,016,629
9/30/17	$1,093,597	$1,053,896	$1,017,727
10/31/17	$1,095,682	$1,058,341	$1,018,858
11/30/17	$1,097,947	$1,059,981	$1,019,989
12/31/17	$1,097,163	$1,062,350	$1,021,122
1/31/18	$1,101,501	$1,054,766	$1,022,563
2/28/18	$1,102,877	$1,052,388	$1,024,006
3/31/18	$1,103,909	$1,061,113	$1,025,451
4/30/18	$1,103,852	$1,057,165	$1,027,418
5/31/18	$1,112,255	$1,061,115	$1,029,389
6/30/18	$1,110,764	$1,063,093	$1,031,364
7/31/18	$1,116,211	$1,063,384	$1,033,370
8/31/18	$1,116,743	$1,066,652	$1,035,380
9/30/18	$1,117,493	$1,062,572	$1,037,394
10/31/18	$1,121,797	$1,060,496	$1,039,457
11/30/18	$1,117,114	$1,065,684	$1,041,524
12/31/18	$1,118,772	$1,081,078	$1,043,595
1/31/19	$1,132,911	$1,092,528	$1,046,033
2/28/19	$1,136,788	$1,093,841	$1,048,476
3/31/19	$1,143,557	$1,113,432	$1,050,925
4/30/19	$1,149,327	$1,114,096	$1,053,203
5/31/19	$1,153,109	$1,130,127	$1,055,486
6/30/19	$1,158,700	$1,145,973	$1,057,774
7/31/19	$1,160,130	$1,154,991	$1,059,827
8/31/19	$1,146,262	$1,181,184	$1,061,885
9/30/19	$1,149,274	$1,175,711	$1,063,947
10/31/19	$1,155,498	$1,173,681	$1,065,813
11/30/19	$1,160,951	$1,172,304	$1,067,682
12/31/19	$1,172,557	$1,169,901	$1,069,554
1/31/20	$1,173,376	$1,191,013	$1,071,288
2/29/20	$1,170,411	$1,205,590	$1,073,023
3/31/20	$1,111,371	$1,186,827	$1,074,762
4/30/20	$1,141,003	$1,206,040	$1,076,061
5/31/20	$1,161,014	$1,209,459	$1,077,361
6/30/20	$1,182,725	$1,215,495	$1,078,663
7/31/20	$1,195,000	$1,228,777	$1,078,940
8/31/20	$1,205,340	$1,219,873	$1,079,217
9/30/20	$1,207,347	$1,224,329	$1,079,494
10/31/20	$1,212,479	$1,224,418	$1,079,692
11/30/20	$1,222,868	$1,231,405	$1,079,890
12/31/20	$1,236,195	$1,235,188	$1,080,089
1/31/21	$1,242,675	$1,228,563	$1,080,317
2/28/21	$1,247,150	$1,209,452	$1,080,546
3/31/21	$1,246,314	$1,204,687	$1,080,774
4/30/21	$1,250,177	$1,207,836	$1,080,957
5/31/21	$1,252,531	$1,210,532	$1,081,139
6/30/21	$1,250,205	$1,216,436	$1,081,321
7/31/21	$1,251,041	$1,231,555	$1,081,454
8/31/21	$1,251,614	$1,229,087	$1,081,587
9/30/21	$1,251,021	$1,217,483	$1,081,719
10/31/21	$1,238,801	$1,214,299	$1,081,838
11/30/21	$1,236,999	$1,222,961	$1,081,957
12/31/21	$1,240,013	$1,218,001	$1,082,075
1/31/22	$1,232,277	$1,198,865	$1,082,277
2/28/22	$1,221,143	$1,182,918	$1,082,479
3/31/22	$1,201,600	$1,157,419	$1,082,681
4/30/22	$1,181,269	$1,126,312	$1,083,588
5/31/22	$1,184,440	$1,124,762	$1,084,497
6/30/22	$1,159,661	$1,107,692	$1,085,406
7/31/22	$1,179,784	$1,135,906	$1,086,882
8/31/22	$1,162,046	$1,106,252	$1,089,024
9/30/22	$1,135,250	$1,070,739	$1,091,245
10/31/22	$1,137,076	$1,067,074	$1,094,093
11/30/22	$1,152,625	$1,094,267	$1,097,463
12/31/22	$1,154,614	$1,081,352	$1,101,293
1/31/23	$1,174,169	$1,106,259	$1,105,379
2/28/23	$1,165,780	$1,088,614	$1,109,281
3/31/23	$1,171,160	$1,112,753	$1,113,695
4/30/23	$1,176,239	$1,118,482	$1,118,173
5/31/23	$1,176,980	$1,114,079	$1,123,014
6/30/23	$1,181,663	$1,113,414	$1,127,753
7/31/23	$1,190,967	$1,113,774	$1,132,705
8/31/23	$1,193,058	$1,112,375	$1,137,880
9/30/23	$1,186,461	$1,093,192	$1,142,922
10/31/23	$1,177,174	$1,085,430	$1,148,156
11/30/23	$1,213,936	$1,122,750	$1,153,254
12/31/23	$1,239,484	$1,158,631	$1,158,559
1/31/24	$1,246,231	$1,156,360	$1,163,888
2/29/24	$1,247,989	$1,148,426	$1,168,881
3/31/24	$1,260,954	$1,158,782	$1,174,247
4/30/24	$1,256,025	$1,140,124	$1,179,460
5/31/24	$1,269,630	$1,150,213	$1,184,862
6/30/24	$1,271,854	$1,160,193	$1,189,779
7/31/24	$1,287,546	$1,182,607	$1,195,621
8/31/24	$1,298,408	$1,195,560	$1,201,121
9/30/24	$1,313,734	$1,209,433	$1,206,310
10/31/24	$1,308,252	$1,193,067	$1,211,352
11/30/24	$1,324,667	$1,207,238	$1,216,089
12/31/24	$1,327,516	$1,197,974	$1,220,844
1/31/25	$1,338,654	$1,202,615	$1,225,398
2/28/25	$1,354,266	$1,217,096	$1,229,539
3/31/25	$1,359,809	$1,212,017	$1,234,125

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.84%	4.12%	3.12%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,870,244
# of Portfolio Holdings	2,001
Portfolio Turnover Rate	919%
Total Net Advisory Fees Paid During the Reporting Period	$12,941
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	71.2%
Corporate Bonds & Notes	17.3%
Sovereign Issues	14.2%
Asset-Backed Securities	11.8%
U.S. Treasury Obligations	11.0%
Non-Agency Mortgage-Backed Securities	6.0%
Loan Participations and Assignments	1.3%
Convertible Bonds & Notes	0.3%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	18.0%
Affiliated Investments	22.7%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(74.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFIUX

PIMCO Dynamic Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS1863TSRAR_033125

I-2: PUCPX

PIMCO Dynamic Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$89	0.89%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the curve and rose across the long end of the curve.

  Long exposure to the Turkish lira contributed to performance, as interest rate differentials generated positive returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate and long end of the Australian yield curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,002,775	$994,409	$1,000,229
5/31/15	$1,006,977	$990,287	$1,000,460
6/30/15	$1,003,073	$978,046	$1,000,689
7/31/15	$1,005,060	$987,733	$1,000,924
8/31/15	$987,968	$985,063	$1,001,159
9/30/15	$965,957	$990,905	$1,001,394
10/31/15	$973,003	$994,119	$1,001,666
11/30/15	$975,472	$994,576	$1,001,940
12/31/15	$974,160	$991,885	$1,002,212
1/31/16	$959,713	$1,006,395	$1,002,719
2/29/16	$945,303	$1,016,068	$1,003,226
3/31/16	$968,110	$1,024,433	$1,003,732
4/30/16	$984,393	$1,026,173	$1,004,260
5/31/16	$988,305	$1,030,510	$1,004,788
6/30/16	$985,439	$1,050,127	$1,005,317
7/31/16	$998,669	$1,056,401	$1,005,845
8/31/16	$1,004,359	$1,055,863	$1,006,374
9/30/16	$1,013,650	$1,055,737	$1,006,904
10/31/16	$1,024,276	$1,045,500	$1,007,607
11/30/16	$1,017,741	$1,028,232	$1,008,310
12/31/16	$1,029,319	$1,031,050	$1,009,013
1/31/17	$1,040,038	$1,027,295	$1,009,853
2/28/17	$1,050,110	$1,036,089	$1,010,693
3/31/17	$1,058,812	$1,035,611	$1,011,533
4/30/17	$1,061,360	$1,042,634	$1,012,501
5/31/17	$1,067,799	$1,048,720	$1,013,468
6/30/17	$1,071,556	$1,045,784	$1,014,436
7/31/17	$1,076,189	$1,049,222	$1,015,532
8/31/17	$1,085,942	$1,058,784	$1,016,629
9/30/17	$1,090,847	$1,053,896	$1,017,727
10/31/17	$1,092,837	$1,058,341	$1,018,858
11/30/17	$1,095,007	$1,059,981	$1,019,989
12/31/17	$1,094,130	$1,062,350	$1,021,122
1/31/18	$1,098,366	$1,054,766	$1,022,563
2/28/18	$1,099,653	$1,052,388	$1,024,006
3/31/18	$1,100,586	$1,061,113	$1,025,451
4/30/18	$1,100,441	$1,057,165	$1,027,418
5/31/18	$1,108,725	$1,061,115	$1,029,389
6/30/18	$1,107,145	$1,063,093	$1,031,364
7/31/18	$1,112,483	$1,063,384	$1,033,370
8/31/18	$1,112,910	$1,066,652	$1,035,380
9/30/18	$1,113,574	$1,062,572	$1,037,394
10/31/18	$1,117,769	$1,060,496	$1,039,457
11/30/18	$1,113,012	$1,065,684	$1,041,524
12/31/18	$1,114,573	$1,081,078	$1,043,595
1/31/19	$1,128,567	$1,092,528	$1,046,033
2/28/19	$1,132,346	$1,093,841	$1,048,476
3/31/19	$1,138,992	$1,113,432	$1,050,925
4/30/19	$1,144,646	$1,114,096	$1,053,203
5/31/19	$1,148,313	$1,130,127	$1,055,486
6/30/19	$1,153,793	$1,145,973	$1,057,774
7/31/19	$1,155,119	$1,154,991	$1,059,827
8/31/19	$1,141,206	$1,181,184	$1,061,885
9/30/19	$1,144,118	$1,175,711	$1,063,947
10/31/19	$1,150,216	$1,173,681	$1,065,813
11/30/19	$1,155,547	$1,172,304	$1,067,682
12/31/19	$1,167,000	$1,169,901	$1,069,554
1/31/20	$1,167,713	$1,191,013	$1,071,288
2/29/20	$1,164,670	$1,205,590	$1,073,023
3/31/20	$1,105,828	$1,186,827	$1,074,762
4/30/20	$1,135,220	$1,206,040	$1,076,061
5/31/20	$1,155,033	$1,209,459	$1,077,361
6/30/20	$1,176,535	$1,215,495	$1,078,663
7/31/20	$1,188,640	$1,228,777	$1,078,940
8/31/20	$1,198,830	$1,219,873	$1,079,217
9/30/20	$1,200,727	$1,224,329	$1,079,494
10/31/20	$1,205,725	$1,224,418	$1,079,692
11/30/20	$1,215,960	$1,231,405	$1,079,890
12/31/20	$1,229,097	$1,235,188	$1,080,089
1/31/21	$1,235,446	$1,228,563	$1,080,317
2/28/21	$1,239,799	$1,209,452	$1,080,546
3/31/21	$1,238,863	$1,204,687	$1,080,774
4/30/21	$1,242,594	$1,207,836	$1,080,957
5/31/21	$1,244,835	$1,210,532	$1,081,139
6/30/21	$1,242,421	$1,216,436	$1,081,321
7/31/21	$1,243,144	$1,231,555	$1,081,454
8/31/21	$1,243,610	$1,229,087	$1,081,587
9/30/21	$1,242,918	$1,217,483	$1,081,719
10/31/21	$1,230,675	$1,214,299	$1,081,838
11/30/21	$1,228,784	$1,222,961	$1,081,957
12/31/21	$1,231,667	$1,218,001	$1,082,075
1/31/22	$1,223,886	$1,198,865	$1,082,277
2/28/22	$1,212,735	$1,182,918	$1,082,479
3/31/22	$1,193,225	$1,157,419	$1,082,681
4/30/22	$1,172,932	$1,126,312	$1,083,588
5/31/22	$1,175,985	$1,124,762	$1,084,497
6/30/22	$1,151,288	$1,107,692	$1,085,406
7/31/22	$1,171,167	$1,135,906	$1,086,882
8/31/22	$1,153,461	$1,106,252	$1,089,024
9/30/22	$1,126,763	$1,070,739	$1,091,245
10/31/22	$1,128,486	$1,067,074	$1,094,093
11/30/22	$1,143,824	$1,094,267	$1,097,463
12/31/22	$1,145,694	$1,081,352	$1,101,293
1/31/23	$1,165,006	$1,106,259	$1,105,379
2/28/23	$1,156,593	$1,088,614	$1,109,281
3/31/23	$1,161,826	$1,112,753	$1,113,695
4/30/23	$1,166,775	$1,118,482	$1,118,173
5/31/23	$1,167,412	$1,114,079	$1,123,014
6/30/23	$1,171,953	$1,113,414	$1,127,753
7/31/23	$1,181,088	$1,113,774	$1,132,705
8/31/23	$1,183,061	$1,112,375	$1,137,880
9/30/23	$1,176,420	$1,093,192	$1,142,922
10/31/23	$1,167,115	$1,085,430	$1,148,156
11/30/23	$1,203,465	$1,122,750	$1,153,254
12/31/23	$1,228,687	$1,158,631	$1,158,559
1/31/24	$1,235,274	$1,156,360	$1,163,888
2/29/24	$1,236,919	$1,148,426	$1,168,881
3/31/24	$1,249,661	$1,158,782	$1,174,247
4/30/24	$1,244,673	$1,140,124	$1,179,460
5/31/24	$1,258,042	$1,150,213	$1,184,862
6/30/24	$1,260,149	$1,160,193	$1,189,779
7/31/24	$1,275,589	$1,182,607	$1,195,621
8/31/24	$1,286,235	$1,195,560	$1,201,121
9/30/24	$1,301,318	$1,209,433	$1,206,310
10/31/24	$1,295,778	$1,193,067	$1,211,352
11/30/24	$1,311,926	$1,207,238	$1,216,089
12/31/24	$1,314,634	$1,197,974	$1,220,844
1/31/25	$1,325,548	$1,202,615	$1,225,398
2/28/25	$1,340,905	$1,217,096	$1,229,539
3/31/25	$1,346,288	$1,212,017	$1,234,125

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	7.73%	4.01%	3.02%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,870,244
# of Portfolio Holdings	2,001
Portfolio Turnover Rate	919%
Total Net Advisory Fees Paid During the Reporting Period	$12,941
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	71.2%
Corporate Bonds & Notes	17.3%
Sovereign Issues	14.2%
Asset-Backed Securities	11.8%
U.S. Treasury Obligations	11.0%
Non-Agency Mortgage-Backed Securities	6.0%
Loan Participations and Assignments	1.3%
Convertible Bonds & Notes	0.3%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	18.0%
Affiliated Investments	22.7%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(74.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PUCPX

PIMCO Dynamic Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS1931TSRAR_033125

Class R: PUBRX

PIMCO Dynamic Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$144	1.44%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the curve and rose across the long end of the curve.

  Long exposure to the Turkish lira contributed to performance, as interest rate differentials generated positive returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate and long end of the Australian yield curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class R	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,032	$9,944	$10,002
5/31/15	$10,069	$9,903	$10,005
6/30/15	$10,025	$9,780	$10,007
7/31/15	$10,031	$9,877	$10,009
8/31/15	$9,865	$9,851	$10,012
9/30/15	$9,641	$9,909	$10,014
10/31/15	$9,698	$9,941	$10,017
11/30/15	$9,728	$9,946	$10,019
12/31/15	$9,710	$9,919	$10,022
1/31/16	$9,562	$10,064	$10,027
2/29/16	$9,414	$10,161	$10,032
3/31/16	$9,637	$10,244	$10,037
4/30/16	$9,795	$10,262	$10,043
5/31/16	$9,829	$10,305	$10,048
6/30/16	$9,796	$10,501	$10,053
7/31/16	$9,923	$10,564	$10,058
8/31/16	$9,975	$10,559	$10,064
9/30/16	$10,063	$10,557	$10,069
10/31/16	$10,164	$10,455	$10,076
11/30/16	$10,094	$10,282	$10,083
12/31/16	$10,204	$10,311	$10,090
1/31/17	$10,306	$10,273	$10,099
2/28/17	$10,401	$10,361	$10,107
3/31/17	$10,482	$10,356	$10,115
4/30/17	$10,503	$10,426	$10,125
5/31/17	$10,562	$10,487	$10,135
6/30/17	$10,594	$10,458	$10,144
7/31/17	$10,635	$10,492	$10,155
8/31/17	$10,726	$10,588	$10,166
9/30/17	$10,770	$10,539	$10,177
10/31/17	$10,785	$10,583	$10,189
11/30/17	$10,801	$10,600	$10,200
12/31/17	$10,787	$10,624	$10,211
1/31/18	$10,824	$10,548	$10,226
2/28/18	$10,832	$10,524	$10,240
3/31/18	$10,836	$10,611	$10,255
4/30/18	$10,830	$10,572	$10,274
5/31/18	$10,907	$10,611	$10,294
6/30/18	$10,886	$10,631	$10,314
7/31/18	$10,934	$10,634	$10,334
8/31/18	$10,932	$10,667	$10,354
9/30/18	$10,934	$10,626	$10,374
10/31/18	$10,970	$10,605	$10,395
11/30/18	$10,918	$10,657	$10,415
12/31/18	$10,929	$10,811	$10,436
1/31/19	$11,061	$10,925	$10,460
2/28/19	$11,093	$10,938	$10,485
3/31/19	$11,153	$11,134	$10,509
4/30/19	$11,204	$11,141	$10,532
5/31/19	$11,234	$11,301	$10,555
6/30/19	$11,283	$11,460	$10,578
7/31/19	$11,290	$11,550	$10,598
8/31/19	$11,149	$11,812	$10,619
9/30/19	$11,173	$11,757	$10,639
10/31/19	$11,227	$11,737	$10,658
11/30/19	$11,274	$11,723	$10,677
12/31/19	$11,380	$11,699	$10,696
1/31/20	$11,382	$11,910	$10,713
2/29/20	$11,347	$12,056	$10,730
3/31/20	$10,769	$11,868	$10,748
4/30/20	$11,050	$12,060	$10,761
5/31/20	$11,238	$12,095	$10,774
6/30/20	$11,442	$12,155	$10,787
7/31/20	$11,554	$12,288	$10,789
8/31/20	$11,648	$12,199	$10,792
9/30/20	$11,661	$12,243	$10,795
10/31/20	$11,704	$12,244	$10,797
11/30/20	$11,798	$12,314	$10,799
12/31/20	$11,920	$12,352	$10,801
1/31/21	$11,976	$12,286	$10,803
2/28/21	$12,013	$12,095	$10,805
3/31/21	$11,999	$12,047	$10,808
4/30/21	$12,029	$12,078	$10,810
5/31/21	$12,046	$12,105	$10,811
6/30/21	$12,017	$12,164	$10,813
7/31/21	$12,018	$12,316	$10,815
8/31/21	$12,017	$12,291	$10,816
9/30/21	$12,005	$12,175	$10,817
10/31/21	$11,881	$12,143	$10,818
11/30/21	$11,858	$12,230	$10,820
12/31/21	$11,879	$12,180	$10,821
1/31/22	$11,799	$11,989	$10,823
2/28/22	$11,687	$11,829	$10,825
3/31/22	$11,493	$11,574	$10,827
4/30/22	$11,293	$11,263	$10,836
5/31/22	$11,317	$11,248	$10,845
6/30/22	$11,074	$11,077	$10,854
7/31/22	$11,260	$11,359	$10,869
8/31/22	$11,085	$11,063	$10,890
9/30/22	$10,823	$10,707	$10,912
10/31/22	$10,835	$10,671	$10,941
11/30/22	$10,977	$10,943	$10,975
12/31/22	$10,990	$10,814	$11,013
1/31/23	$11,170	$11,063	$11,054
2/28/23	$11,085	$10,886	$11,093
3/31/23	$11,129	$11,128	$11,137
4/30/23	$11,172	$11,185	$11,182
5/31/23	$11,173	$11,141	$11,230
6/30/23	$11,211	$11,134	$11,278
7/31/23	$11,293	$11,138	$11,327
8/31/23	$11,307	$11,124	$11,379
9/30/23	$11,238	$10,932	$11,429
10/31/23	$11,144	$10,854	$11,482
11/30/23	$11,486	$11,228	$11,533
12/31/23	$11,721	$11,586	$11,586
1/31/24	$11,779	$11,564	$11,639
2/29/24	$11,790	$11,484	$11,689
3/31/24	$11,906	$11,588	$11,742
4/30/24	$11,853	$11,401	$11,795
5/31/24	$11,974	$11,502	$11,849
6/30/24	$11,989	$11,602	$11,898
7/31/24	$12,130	$11,826	$11,956
8/31/24	$12,226	$11,956	$12,011
9/30/24	$12,364	$12,094	$12,063
10/31/24	$12,305	$11,931	$12,114
11/30/24	$12,453	$12,072	$12,161
12/31/24	$12,473	$11,980	$12,208
1/31/25	$12,570	$12,026	$12,254
2/28/25	$12,711	$12,171	$12,295
3/31/25	$12,757	$12,120	$12,341

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class R	7.16%	3.45%	2.47%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,870,244
# of Portfolio Holdings	2,001
Portfolio Turnover Rate	919%
Total Net Advisory Fees Paid During the Reporting Period	$12,941
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	71.2%
Corporate Bonds & Notes	17.3%
Sovereign Issues	14.2%
Asset-Backed Securities	11.8%
U.S. Treasury Obligations	11.0%
Non-Agency Mortgage-Backed Securities	6.0%
Loan Participations and Assignments	1.3%
Convertible Bonds & Notes	0.3%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	18.0%
Affiliated Investments	22.7%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(74.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PUBRX

PIMCO Dynamic Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS4586TSRAR_033125

Institutional Class: PEDIX

PIMCO Extended Duration Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Extended Duration Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$672	6.80%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. interest rate strategies overall, including duration, curve positioning, and instrument selection, contributed to performance, as the curve steepened at the long end.

  Select exposure to emerging market currencies outside of the FTSE 20+ STRIP Index, 20+ Year Sub-Index contributed to performance, as the currencies outperformed the relevant yield differentials.

  Exposure to U.S. Treasury inflation-protected securities outside of the FTSE 20+ STRIP Index, 20+ Year Sub-Index contributed to performance, as breakeven inflation rates rose.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	FTSE STRIPS Index, 20+ Year Sub-Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$935,208	$996,412	$945,757
5/31/15	$909,346	$994,012	$917,254
6/30/15	$852,213	$983,174	$858,118
7/31/15	$910,313	$990,008	$908,564
8/31/15	$899,898	$988,586	$910,725
9/30/15	$916,407	$995,273	$923,036
10/31/15	$912,830	$995,439	$921,329
11/30/15	$903,496	$992,809	$910,033
12/31/15	$901,137	$989,601	$914,207
1/31/16	$968,922	$1,003,219	$976,432
2/29/16	$1,005,515	$1,010,335	$1,021,368
3/31/16	$1,007,650	$1,019,605	$1,017,372
4/30/16	$995,886	$1,023,519	$1,008,346
5/31/16	$1,009,734	$1,023,781	$1,023,487
6/30/16	$1,104,086	$1,042,177	$1,118,505
7/31/16	$1,142,485	$1,048,765	$1,158,593
8/31/16	$1,132,983	$1,047,566	$1,145,791
9/30/16	$1,109,312	$1,046,952	$1,111,964
10/31/16	$1,040,787	$1,038,944	$1,044,556
11/30/16	$922,799	$1,014,369	$935,990
12/31/16	$916,221	$1,015,800	$927,784
1/31/17	$923,404	$1,017,793	$932,587
2/28/17	$946,777	$1,024,634	$953,633
3/31/17	$935,580	$1,024,097	$943,447
4/30/17	$955,335	$1,032,000	$960,452
5/31/17	$980,320	$1,039,943	$990,413
6/30/17	$996,576	$1,038,896	$1,001,613
7/31/17	$983,433	$1,043,367	$987,577
8/31/17	$1,030,034	$1,052,726	$1,038,061
9/30/17	$999,090	$1,047,712	$1,008,866
10/31/17	$1,000,060	$1,048,319	$1,008,307
11/30/17	$1,015,187	$1,046,973	$1,023,427
12/31/17	$1,042,770	$1,051,778	$1,053,225
1/31/18	$1,002,146	$1,039,665	$1,009,734
2/28/18	$954,773	$1,029,809	$962,159
3/31/18	$992,658	$1,036,414	$1,004,973
4/30/18	$964,831	$1,028,705	$979,432
5/31/18	$989,559	$1,036,047	$1,008,998
6/30/18	$999,909	$1,034,773	$1,013,788
7/31/18	$979,805	$1,035,019	$989,837
8/31/18	$994,266	$1,041,679	$1,009,700
9/30/18	$954,939	$1,034,971	$965,618
10/31/18	$908,136	$1,026,792	$915,162
11/30/18	$929,009	$1,032,921	$934,275
12/31/18	$1,000,990	$1,051,898	$1,006,297
1/31/19	$1,008,360	$1,063,068	$1,011,920
2/28/19	$988,549	$1,062,452	$993,049
3/31/19	$1,065,623	$1,082,853	$1,070,186
4/30/19	$1,032,712	$1,083,130	$1,040,256
5/31/19	$1,130,845	$1,102,358	$1,139,989
6/30/19	$1,138,517	$1,116,201	$1,154,848
7/31/19	$1,144,868	$1,118,657	$1,157,523
8/31/19	$1,322,856	$1,147,643	$1,339,630
9/30/19	$1,274,011	$1,141,531	$1,293,268
10/31/19	$1,250,100	$1,144,969	$1,275,112
11/30/19	$1,247,024	$1,144,386	$1,270,019
12/31/19	$1,187,384	$1,143,588	$1,215,356
1/31/20	$1,311,865	$1,165,596	$1,332,707
2/29/20	$1,430,742	$1,186,575	$1,458,605
3/31/20	$1,545,020	$1,179,592	$1,577,890
4/30/20	$1,567,368	$1,200,561	$1,614,830
5/31/20	$1,522,325	$1,206,151	$1,559,697
6/30/20	$1,533,732	$1,213,749	$1,567,883
7/31/20	$1,632,293	$1,231,878	$1,668,184
8/31/20	$1,517,374	$1,221,935	$1,563,514
9/30/20	$1,534,021	$1,221,265	$1,570,223
10/31/20	$1,465,268	$1,215,812	$1,506,615
11/30/20	$1,503,829	$1,227,742	$1,534,617
12/31/20	$1,481,001	$1,229,433	$1,510,250
1/31/21	$1,412,625	$1,220,618	$1,425,194
2/28/21	$1,304,825	$1,202,992	$1,296,099
3/31/21	$1,216,312	$1,187,971	$1,223,224
4/30/21	$1,256,932	$1,197,356	$1,268,126
5/31/21	$1,256,064	$1,201,268	$1,274,596
6/30/21	$1,334,228	$1,209,708	$1,349,521
7/31/21	$1,398,934	$1,223,233	$1,413,589
8/31/21	$1,394,592	$1,220,905	$1,410,163
9/30/21	$1,343,560	$1,210,334	$1,353,917
10/31/21	$1,396,469	$1,210,000	$1,410,722
11/30/21	$1,449,415	$1,213,580	$1,467,811
12/31/21	$1,406,603	$1,210,475	$1,432,747
1/31/22	$1,340,081	$1,184,396	$1,359,248
2/28/22	$1,308,118	$1,171,183	$1,315,789
3/31/22	$1,230,722	$1,138,645	$1,239,657
4/30/22	$1,076,784	$1,095,436	$1,086,775
5/31/22	$1,033,747	$1,102,499	$1,041,514
6/30/22	$1,014,424	$1,085,203	$1,031,115
7/31/22	$1,041,219	$1,111,719	$1,047,602
8/31/22	$988,596	$1,080,306	$991,997
9/30/22	$880,733	$1,033,630	$886,966
10/31/22	$796,544	$1,020,242	$805,787
11/30/22	$874,462	$1,057,762	$885,767
12/31/22	$846,244	$1,052,991	$856,619
1/31/23	$935,397	$1,085,385	$948,553
2/28/23	$878,522	$1,057,322	$886,077
3/31/23	$924,642	$1,084,180	$934,932
4/30/23	$926,473	$1,090,751	$936,189
5/31/23	$888,961	$1,078,874	$899,034
6/30/23	$898,849	$1,075,027	$909,859
7/31/23	$866,807	$1,074,277	$874,723
8/31/23	$826,246	$1,067,415	$831,192
9/30/23	$732,900	$1,040,290	$734,437
10/31/23	$670,771	$1,023,873	$672,159
11/30/23	$771,495	$1,070,241	$774,197
12/31/23	$869,664	$1,111,209	$874,920
1/31/24	$836,834	$1,108,157	$833,106
2/29/24	$815,747	$1,092,501	$812,009
3/31/24	$826,167	$1,102,589	$818,371
4/30/24	$747,703	$1,074,739	$743,365
5/31/24	$778,857	$1,092,959	$772,469
6/30/24	$793,891	$1,103,307	$789,386
7/31/24	$829,211	$1,129,077	$823,349
8/31/24	$855,014	$1,145,301	$849,562
9/30/24	$876,985	$1,160,636	$870,373
10/31/24	$812,802	$1,131,854	$807,107
11/30/24	$835,398	$1,143,821	$828,198
12/31/24	$759,961	$1,125,101	$752,222
1/31/25	$763,924	$1,131,070	$749,937
2/28/25	$826,316	$1,155,956	$811,892
3/31/25	$807,062	$1,156,391	$790,277

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	(2.31%)	(12.18%)	(2.12%)
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE STRIPS Index, 20+ Year Sub-Index	(3.43%)	(12.92%)	(2.33%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$445,876
# of Portfolio Holdings	599
Portfolio Turnover Rate	117%
Total Net Advisory Fees Paid During the Reporting Period	$1,235
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	198.0%
U.S. Government Agencies	15.6%
Asset-Backed Securities	4.9%
Sovereign Issues	4.1%
Non-Agency Mortgage-Backed Securities	1.9%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.3%
Affiliated Investments	2.7%
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(127.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.60% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PEDIX

PIMCO Extended Duration Fund

Annual Shareholder Report |

March 31, 2025

PIMS1890TSRAR_033125

I-2: PEDPX

PIMCO Extended Duration Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Extended Duration Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$682	6.90%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. interest rate strategies overall, including duration, curve positioning, and instrument selection, contributed to performance, as the curve steepened at the long end.

  Select exposure to emerging market currencies outside of the FTSE 20+ STRIP Index, 20+ Year Sub-Index contributed to performance, as the currencies outperformed the relevant yield differentials.

  Exposure to U.S. Treasury inflation-protected securities outside of the FTSE 20+ STRIP Index, 20+ Year Sub-Index contributed to performance, as breakeven inflation rates rose.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg U.S. Aggregate Index	FTSE STRIPS Index, 20+ Year Sub-Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$935,120	$996,412	$945,757
5/31/15	$909,185	$994,012	$917,254
6/30/15	$851,992	$983,174	$858,118
7/31/15	$910,002	$990,008	$908,564
8/31/15	$899,517	$988,586	$910,725
9/30/15	$915,950	$995,273	$923,036
10/31/15	$912,298	$995,439	$921,329
11/30/15	$902,896	$992,809	$910,033
12/31/15	$900,454	$989,601	$914,207
1/31/16	$968,119	$1,003,219	$976,432
2/29/16	$1,004,605	$1,010,335	$1,021,368
3/31/16	$1,006,648	$1,019,605	$1,017,372
4/30/16	$994,808	$1,023,519	$1,008,346
5/31/16	$1,008,554	$1,023,781	$1,023,487
6/30/16	$1,102,708	$1,042,177	$1,118,505
7/31/16	$1,140,960	$1,048,765	$1,158,593
8/31/16	$1,131,376	$1,047,566	$1,145,791
9/30/16	$1,107,639	$1,046,952	$1,111,964
10/31/16	$1,039,133	$1,038,944	$1,044,556
11/30/16	$921,218	$1,014,369	$935,990
12/31/16	$914,569	$1,015,800	$927,784
1/31/17	$921,646	$1,017,793	$932,587
2/28/17	$944,902	$1,024,634	$953,633
3/31/17	$933,663	$1,024,097	$943,447
4/30/17	$953,305	$1,032,000	$960,452
5/31/17	$978,155	$1,039,943	$990,413
6/30/17	$994,288	$1,038,896	$1,001,613
7/31/17	$981,098	$1,043,367	$987,577
8/31/17	$1,027,503	$1,052,726	$1,038,061
9/30/17	$996,547	$1,047,712	$1,008,866
10/31/17	$997,433	$1,048,319	$1,008,307
11/30/17	$1,012,436	$1,046,973	$1,023,427
12/31/17	$1,039,854	$1,051,778	$1,053,225
1/31/18	$999,262	$1,039,665	$1,009,734
2/28/18	$951,950	$1,029,809	$962,159
3/31/18	$989,639	$1,036,414	$1,004,973
4/30/18	$961,819	$1,028,705	$979,432
5/31/18	$986,390	$1,036,047	$1,008,998
6/30/18	$996,623	$1,034,773	$1,013,788
7/31/18	$976,505	$1,035,019	$989,837
8/31/18	$990,825	$1,041,679	$1,009,700
9/30/18	$951,564	$1,034,971	$965,618
10/31/18	$904,847	$1,026,792	$915,162
11/30/18	$925,571	$1,032,921	$934,275
12/31/18	$997,206	$1,051,898	$1,006,297
1/31/19	$1,004,468	$1,063,068	$1,011,920
2/28/19	$984,661	$1,062,452	$993,049
3/31/19	$1,061,343	$1,082,853	$1,070,186
4/30/19	$1,028,479	$1,083,130	$1,040,256
5/31/19	$1,126,113	$1,102,358	$1,139,989
6/30/19	$1,133,668	$1,116,201	$1,154,848
7/31/19	$1,139,897	$1,118,657	$1,157,523
8/31/19	$1,317,001	$1,147,643	$1,339,630
9/30/19	$1,268,275	$1,141,531	$1,293,268
10/31/19	$1,244,366	$1,144,969	$1,275,112
11/30/19	$1,241,200	$1,144,386	$1,270,019
12/31/19	$1,181,730	$1,143,588	$1,215,356
1/31/20	$1,305,510	$1,165,596	$1,332,707
2/29/20	$1,423,716	$1,186,575	$1,458,605
3/31/20	$1,537,312	$1,179,592	$1,577,890
4/30/20	$1,559,426	$1,200,561	$1,614,830
5/31/20	$1,514,478	$1,206,151	$1,559,697
6/30/20	$1,525,710	$1,213,749	$1,567,883
7/31/20	$1,623,610	$1,231,878	$1,668,184
8/31/20	$1,509,181	$1,221,935	$1,563,514
9/30/20	$1,525,615	$1,221,265	$1,570,223
10/31/20	$1,457,120	$1,215,812	$1,506,615
11/30/20	$1,495,347	$1,227,742	$1,534,617
12/31/20	$1,472,498	$1,229,433	$1,510,250
1/31/21	$1,404,405	$1,220,618	$1,425,194
2/28/21	$1,297,129	$1,202,992	$1,296,099
3/31/21	$1,209,032	$1,187,971	$1,223,224
4/30/21	$1,249,295	$1,197,356	$1,268,126
5/31/21	$1,248,331	$1,201,268	$1,274,596
6/30/21	$1,325,907	$1,209,708	$1,349,521
7/31/21	$1,390,086	$1,223,233	$1,413,589
8/31/21	$1,385,658	$1,220,905	$1,410,163
9/30/21	$1,334,836	$1,210,334	$1,353,917
10/31/21	$1,387,296	$1,210,000	$1,410,722
11/30/21	$1,439,784	$1,213,580	$1,467,811
12/31/21	$1,397,127	$1,210,475	$1,432,747
1/31/22	$1,330,944	$1,184,396	$1,359,248
2/28/22	$1,299,103	$1,171,183	$1,315,789
3/31/22	$1,222,143	$1,138,645	$1,239,657
4/30/22	$1,069,173	$1,095,436	$1,086,775
5/31/22	$1,026,355	$1,102,499	$1,041,514
6/30/22	$1,007,091	$1,085,203	$1,031,115
7/31/22	$1,033,606	$1,111,719	$1,047,602
8/31/22	$981,286	$1,080,306	$991,997
9/30/22	$874,140	$1,033,630	$886,966
10/31/22	$790,519	$1,020,242	$805,787
11/30/22	$867,779	$1,057,762	$885,767
12/31/22	$839,696	$1,052,991	$856,619
1/31/23	$928,087	$1,085,385	$948,553
2/28/23	$871,588	$1,057,322	$886,077
3/31/23	$917,259	$1,084,180	$934,932
4/30/23	$919,004	$1,090,751	$936,189
5/31/23	$881,720	$1,078,874	$899,034
6/30/23	$891,449	$1,075,027	$909,859
7/31/23	$859,603	$1,074,277	$874,723
8/31/23	$819,308	$1,067,415	$831,192
9/30/23	$726,685	$1,040,290	$734,437
10/31/23	$665,021	$1,023,873	$672,159
11/30/23	$764,816	$1,070,241	$774,197
12/31/23	$862,061	$1,111,209	$874,920
1/31/24	$829,450	$1,108,157	$833,106
2/29/24	$808,484	$1,092,501	$812,009
3/31/24	$818,743	$1,102,589	$818,371
4/30/24	$740,921	$1,074,739	$743,365
5/31/24	$771,722	$1,092,959	$772,469
6/30/24	$786,557	$1,103,307	$789,386
7/31/24	$821,484	$1,129,077	$823,349
8/31/24	$846,972	$1,145,301	$849,562
9/30/24	$868,666	$1,160,636	$870,373
10/31/24	$805,021	$1,131,854	$807,107
11/30/24	$827,332	$1,143,821	$828,198
12/31/24	$752,556	$1,125,101	$752,222
1/31/25	$756,414	$1,131,070	$749,937
2/28/25	$818,133	$1,155,956	$811,892
3/31/25	$799,006	$1,156,391	$790,277

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	(2.41%)	(12.27%)	(2.22%)
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE STRIPS Index, 20+ Year Sub-Index	(3.43%)	(12.92%)	(2.33%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$445,876
# of Portfolio Holdings	599
Portfolio Turnover Rate	117%
Total Net Advisory Fees Paid During the Reporting Period	$1,235
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	198.0%
U.S. Government Agencies	15.6%
Asset-Backed Securities	4.9%
Sovereign Issues	4.1%
Non-Agency Mortgage-Backed Securities	1.9%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.3%
Affiliated Investments	2.7%
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(127.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.60% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PEDPX

PIMCO Extended Duration Fund

Annual Shareholder Report |

March 31, 2025

PIMS1934TSRAR_033125

Class A: PAGNX

PIMCO GNMA and Government Securities Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$235	2.29%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to structured agency mortgage-backed securities ("MBS") positions contributed to performance, as interest only agency collateralized mortgage obligations posted positive returns.

  Overweight exposure to pass-through agency MBS contributed to performance, as spreads tightened.

  Exposure to collateralized loan obligations contributed to performance, as spreads tightened.

  Underweight duration exposure detracted from performance, as rates decreased.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg GNMA Index
3/31/15	$9,629	$10,000	$10,000
4/30/15	$9,653	$9,964	$10,020
5/31/15	$9,633	$9,940	$10,010
6/30/15	$9,566	$9,832	$9,938
7/31/15	$9,617	$9,900	$9,993
8/31/15	$9,594	$9,886	$9,991
9/30/15	$9,639	$9,953	$10,048
10/31/15	$9,652	$9,954	$10,066
11/30/15	$9,633	$9,928	$10,058
12/31/15	$9,639	$9,896	$10,064
1/31/16	$9,740	$10,032	$10,180
2/29/16	$9,758	$10,103	$10,214
3/31/16	$9,786	$10,196	$10,240
4/30/16	$9,810	$10,235	$10,252
5/31/16	$9,820	$10,238	$10,264
6/30/16	$9,892	$10,422	$10,332
7/31/16	$9,909	$10,488	$10,355
8/31/16	$9,919	$10,476	$10,371
9/30/16	$9,954	$10,470	$10,398
10/31/16	$9,931	$10,389	$10,384
11/30/16	$9,767	$10,144	$10,223
12/31/16	$9,777	$10,158	$10,221
1/31/17	$9,772	$10,178	$10,209
2/28/17	$9,827	$10,246	$10,254
3/31/17	$9,821	$10,241	$10,250
4/30/17	$9,863	$10,320	$10,300
5/31/17	$9,926	$10,399	$10,363
6/30/17	$9,866	$10,389	$10,311
7/31/17	$9,929	$10,434	$10,358
8/31/17	$9,974	$10,527	$10,419
9/30/17	$9,967	$10,477	$10,409
10/31/17	$9,940	$10,483	$10,404
11/30/17	$9,914	$10,470	$10,387
12/31/17	$9,938	$10,518	$10,411
1/31/18	$9,804	$10,397	$10,297
2/28/18	$9,724	$10,298	$10,212
3/31/18	$9,790	$10,364	$10,279
4/30/18	$9,737	$10,287	$10,236
5/31/18	$9,805	$10,360	$10,314
6/30/18	$9,817	$10,348	$10,322
7/31/18	$9,826	$10,350	$10,322
8/31/18	$9,880	$10,417	$10,377
9/30/18	$9,819	$10,350	$10,316
10/31/18	$9,732	$10,268	$10,239
11/30/18	$9,830	$10,329	$10,328
12/31/18	$9,979	$10,519	$10,518
1/31/19	$10,067	$10,631	$10,603
2/28/19	$10,064	$10,625	$10,597
3/31/19	$10,200	$10,829	$10,737
4/30/19	$10,188	$10,831	$10,727
5/31/19	$10,297	$11,024	$10,862
6/30/19	$10,386	$11,162	$10,950
7/31/19	$10,428	$11,187	$10,984
8/31/19	$10,502	$11,476	$11,073
9/30/19	$10,515	$11,415	$11,073
10/31/19	$10,558	$11,450	$11,120
11/30/19	$10,564	$11,444	$11,118
12/31/19	$10,590	$11,436	$11,133
1/31/20	$10,615	$11,656	$11,187
2/29/20	$10,706	$11,866	$11,288
3/31/20	$10,860	$11,796	$11,471
4/30/20	$10,994	$12,006	$11,540
5/31/20	$11,022	$12,062	$11,553
6/30/20	$11,029	$12,137	$11,538
7/31/20	$11,015	$12,319	$11,509
8/31/20	$11,047	$12,219	$11,502
9/30/20	$11,052	$12,213	$11,501
10/31/20	$11,076	$12,158	$11,502
11/30/20	$11,109	$12,277	$11,522
12/31/20	$11,155	$12,294	$11,543
1/31/21	$11,177	$12,206	$11,522
2/28/21	$11,123	$12,030	$11,457
3/31/21	$11,095	$11,880	$11,430
4/30/21	$11,156	$11,974	$11,470
5/31/21	$11,089	$12,013	$11,432
6/30/21	$11,105	$12,097	$11,428
7/31/21	$11,130	$12,232	$11,462
8/31/21	$11,134	$12,209	$11,452
9/30/21	$11,119	$12,103	$11,428
10/31/21	$11,084	$12,100	$11,391
11/30/21	$11,060	$12,136	$11,386
12/31/21	$11,039	$12,105	$11,376
1/31/22	$10,911	$11,844	$11,237
2/28/22	$10,839	$11,712	$11,173
3/31/22	$10,518	$11,386	$10,904
4/30/22	$10,125	$10,954	$10,551
5/31/22	$10,268	$11,025	$10,672
6/30/22	$10,026	$10,852	$10,480
7/31/22	$10,329	$11,117	$10,817
8/31/22	$10,002	$10,803	$10,481
9/30/22	$9,441	$10,336	$9,943
10/31/22	$9,334	$10,202	$9,860
11/30/22	$9,680	$10,578	$10,230
12/31/22	$9,571	$10,530	$10,152
1/31/23	$9,921	$10,854	$10,485
2/28/23	$9,696	$10,573	$10,223
3/31/23	$9,868	$10,842	$10,415
4/30/23	$9,909	$10,908	$10,475
5/31/23	$9,828	$10,789	$10,394
6/30/23	$9,827	$10,750	$10,362
7/31/23	$9,822	$10,743	$10,365
8/31/23	$9,753	$10,674	$10,290
9/30/23	$9,474	$10,403	$9,972
10/31/23	$9,277	$10,239	$9,781
11/30/23	$9,753	$10,702	$10,270
12/31/23	$10,136	$11,112	$10,700
1/31/24	$10,111	$11,082	$10,648
2/29/24	$9,993	$10,925	$10,476
3/31/24	$10,114	$11,026	$10,587
4/30/24	$9,848	$10,747	$10,302
5/31/24	$10,040	$10,930	$10,485
6/30/24	$10,128	$11,033	$10,592
7/31/24	$10,374	$11,291	$10,849
8/31/24	$10,513	$11,453	$11,011
9/30/24	$10,613	$11,606	$11,117
10/31/24	$10,295	$11,319	$10,827
11/30/24	$10,441	$11,438	$10,965
12/31/24	$10,276	$11,251	$10,802
1/31/25	$10,358	$11,311	$10,863
2/28/25	$10,619	$11,560	$11,126
3/31/25	$10,628	$11,564	$11,135

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.08%	(0.43%)	0.99%
Class A (including sales charge)	1.18%	(1.19%)	0.61%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg GNMA Index	5.18%	(0.59%)	1.08%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,294,974
# of Portfolio Holdings	1,925
Portfolio Turnover Rate	1,358%
Total Net Advisory Fees Paid During the Reporting Period	$3,483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	268.4%
Asset-Backed Securities	3.9%
Non-Agency Mortgage-Backed Securities	2.6%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.5%
Affiliated Investments	1.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(178.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.43% as a result of higher expenses related to interest.

Change to Principal Investment Strategies. Effective June 10, 2024, the Fund has an investment strategy to invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Ratings ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality; provided that, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to this limit. Previously, the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises were subject to this limit.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PAGNX

PIMCO GNMA and Government Securities Fund

Annual Shareholder Report |

March 31, 2025

PIMS4055TSRAR_033125

Class C: PCGNX

PIMCO GNMA and Government Securities Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$311	3.04%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to structured agency mortgage-backed securities ("MBS") positions contributed to performance, as interest only agency collateralized mortgage obligations posted positive returns.

  Overweight exposure to pass-through agency MBS contributed to performance, as spreads tightened.

  Exposure to collateralized loan obligations contributed to performance, as spreads tightened.

  Underweight duration exposure detracted from performance, as rates decreased.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg GNMA Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,019	$9,964	$10,020
5/31/15	$9,992	$9,940	$10,010
6/30/15	$9,916	$9,832	$9,938
7/31/15	$9,963	$9,900	$9,993
8/31/15	$9,933	$9,886	$9,991
9/30/15	$9,973	$9,953	$10,048
10/31/15	$9,980	$9,954	$10,066
11/30/15	$9,955	$9,928	$10,058
12/31/15	$9,954	$9,896	$10,064
1/31/16	$10,053	$10,032	$10,180
2/29/16	$10,065	$10,103	$10,214
3/31/16	$10,088	$10,196	$10,240
4/30/16	$10,106	$10,235	$10,252
5/31/16	$10,110	$10,238	$10,264
6/30/16	$10,178	$10,422	$10,332
7/31/16	$10,189	$10,488	$10,355
8/31/16	$10,193	$10,476	$10,371
9/30/16	$10,222	$10,470	$10,398
10/31/16	$10,193	$10,389	$10,384
11/30/16	$10,017	$10,144	$10,223
12/31/16	$10,020	$10,158	$10,221
1/31/17	$10,009	$10,178	$10,209
2/28/17	$10,060	$10,246	$10,254
3/31/17	$10,047	$10,241	$10,250
4/30/17	$10,084	$10,320	$10,300
5/31/17	$10,143	$10,399	$10,363
6/30/17	$10,074	$10,389	$10,311
7/31/17	$10,132	$10,434	$10,358
8/31/17	$10,172	$10,527	$10,419
9/30/17	$10,158	$10,477	$10,409
10/31/17	$10,124	$10,483	$10,404
11/30/17	$10,092	$10,470	$10,387
12/31/17	$10,109	$10,518	$10,411
1/31/18	$9,967	$10,397	$10,297
2/28/18	$9,880	$10,298	$10,212
3/31/18	$9,941	$10,364	$10,279
4/30/18	$9,881	$10,287	$10,236
5/31/18	$9,943	$10,360	$10,314
6/30/18	$9,949	$10,348	$10,322
7/31/18	$9,952	$10,350	$10,322
8/31/18	$10,000	$10,417	$10,377
9/30/18	$9,933	$10,350	$10,316
10/31/18	$9,838	$10,268	$10,239
11/30/18	$9,931	$10,329	$10,328
12/31/18	$10,075	$10,519	$10,518
1/31/19	$10,158	$10,631	$10,603
2/28/19	$10,149	$10,625	$10,597
3/31/19	$10,280	$10,829	$10,737
4/30/19	$10,262	$10,831	$10,727
5/31/19	$10,364	$11,024	$10,862
6/30/19	$10,448	$11,162	$10,950
7/31/19	$10,484	$11,187	$10,984
8/31/19	$10,551	$11,476	$11,073
9/30/19	$10,558	$11,415	$11,073
10/31/19	$10,595	$11,450	$11,120
11/30/19	$10,594	$11,444	$11,118
12/31/19	$10,613	$11,436	$11,133
1/31/20	$10,632	$11,656	$11,187
2/29/20	$10,716	$11,866	$11,288
3/31/20	$10,864	$11,796	$11,471
4/30/20	$10,991	$12,006	$11,540
5/31/20	$11,012	$12,062	$11,553
6/30/20	$11,013	$12,137	$11,538
7/31/20	$10,991	$12,319	$11,509
8/31/20	$11,017	$12,219	$11,502
9/30/20	$11,015	$12,213	$11,501
10/31/20	$11,031	$12,158	$11,502
11/30/20	$11,058	$12,277	$11,522
12/31/20	$11,096	$12,294	$11,543
1/31/21	$11,111	$12,206	$11,522
2/28/21	$11,051	$12,030	$11,457
3/31/21	$11,016	$11,880	$11,430
4/30/21	$11,069	$11,974	$11,470
5/31/21	$10,996	$12,013	$11,432
6/30/21	$11,006	$12,097	$11,428
7/31/21	$11,023	$12,232	$11,462
8/31/21	$11,020	$12,209	$11,452
9/30/21	$10,998	$12,103	$11,428
10/31/21	$10,957	$12,100	$11,391
11/30/21	$10,926	$12,136	$11,386
12/31/21	$10,898	$12,105	$11,376
1/31/22	$10,766	$11,844	$11,237
2/28/22	$10,688	$11,712	$11,173
3/31/22	$10,365	$11,386	$10,904
4/30/22	$9,971	$10,954	$10,551
5/31/22	$10,106	$11,025	$10,672
6/30/22	$9,862	$10,852	$10,480
7/31/22	$10,153	$11,117	$10,817
8/31/22	$9,825	$10,803	$10,481
9/30/22	$9,268	$10,336	$9,943
10/31/22	$9,158	$10,202	$9,860
11/30/22	$9,491	$10,578	$10,230
12/31/22	$9,378	$10,530	$10,152
1/31/23	$9,715	$10,854	$10,485
2/28/23	$9,489	$10,573	$10,223
3/31/23	$9,651	$10,842	$10,415
4/30/23	$9,686	$10,908	$10,475
5/31/23	$9,600	$10,789	$10,394
6/30/23	$9,593	$10,750	$10,362
7/31/23	$9,582	$10,743	$10,365
8/31/23	$9,510	$10,674	$10,290
9/30/23	$9,232	$10,403	$9,972
10/31/23	$9,034	$10,239	$9,781
11/30/23	$9,491	$10,702	$10,270
12/31/23	$9,858	$11,112	$10,700
1/31/24	$9,827	$11,082	$10,648
2/29/24	$9,707	$10,925	$10,476
3/31/24	$9,819	$11,026	$10,587
4/30/24	$9,554	$10,747	$10,302
5/31/24	$9,733	$10,930	$10,485
6/30/24	$9,814	$11,033	$10,592
7/31/24	$10,045	$11,291	$10,849
8/31/24	$10,173	$11,453	$11,011
9/30/24	$10,265	$11,606	$11,117
10/31/24	$9,950	$11,319	$10,827
11/30/24	$10,085	$11,438	$10,965
12/31/24	$9,919	$11,251	$10,802
1/31/25	$9,991	$11,311	$10,863
2/28/25	$10,238	$11,560	$11,126
3/31/25	$10,240	$11,564	$11,135

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	4.29%	(1.18%)	0.24%
Class C (including sales charge)	3.29%	(1.18%)	0.24%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg GNMA Index	5.18%	(0.59%)	1.08%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,294,974
# of Portfolio Holdings	1,925
Portfolio Turnover Rate	1,358%
Total Net Advisory Fees Paid During the Reporting Period	$3,483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	268.4%
Asset-Backed Securities	3.9%
Non-Agency Mortgage-Backed Securities	2.6%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.5%
Affiliated Investments	1.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(178.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.43% as a result of higher expenses related to interest.

Change to Principal Investment Strategies. Effective June 10, 2024, the Fund has an investment strategy to invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Ratings ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality; provided that, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to this limit. Previously, the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises were subject to this limit.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCGNX

PIMCO GNMA and Government Securities Fund

Annual Shareholder Report |

March 31, 2025

PIMS4255TSRAR_033125

I-3: PANNX

PIMCO GNMA and Government Securities Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$209	2.04%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to structured agency mortgage-backed securities ("MBS") positions contributed to performance, as interest only agency collateralized mortgage obligations posted positive returns.

  Overweight exposure to pass-through agency MBS contributed to performance, as spreads tightened.

  Exposure to collateralized loan obligations contributed to performance, as spreads tightened.

  Underweight duration exposure detracted from performance, as rates decreased.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (1/31/2019), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg U.S. Aggregate Index	Bloomberg GNMA Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,002,731	$996,412	$1,002,037
5/31/15	$1,000,851	$994,012	$1,000,959
6/30/15	$994,070	$983,174	$993,761
7/31/15	$999,677	$990,008	$999,346
8/31/15	$997,466	$988,586	$999,134
9/30/15	$1,002,310	$995,273	$1,004,757
10/31/15	$1,003,922	$995,439	$1,006,556
11/30/15	$1,002,124	$992,809	$1,005,756
12/31/15	$1,002,963	$989,601	$1,006,395
1/31/16	$1,013,720	$1,003,219	$1,018,044
2/29/16	$1,015,770	$1,010,335	$1,021,360
3/31/16	$1,018,867	$1,019,605	$1,024,030
4/30/16	$1,021,601	$1,023,519	$1,025,181
5/31/16	$1,022,837	$1,023,781	$1,026,446
6/30/16	$1,030,582	$1,042,177	$1,033,219
7/31/16	$1,032,525	$1,048,765	$1,035,463
8/31/16	$1,033,846	$1,047,566	$1,037,089
9/30/16	$1,037,642	$1,046,952	$1,039,783
10/31/16	$1,035,512	$1,038,944	$1,038,392
11/30/16	$1,018,608	$1,014,369	$1,022,285
12/31/16	$1,019,875	$1,015,800	$1,022,088
1/31/17	$1,019,587	$1,017,793	$1,020,914
2/28/17	$1,025,554	$1,024,634	$1,025,391
3/31/17	$1,025,139	$1,024,097	$1,024,983
4/30/17	$1,029,682	$1,032,000	$1,029,984
5/31/17	$1,036,557	$1,039,943	$1,036,310
6/30/17	$1,030,472	$1,038,896	$1,031,141
7/31/17	$1,037,232	$1,043,367	$1,035,770
8/31/17	$1,042,166	$1,052,726	$1,041,898
9/30/17	$1,041,669	$1,047,712	$1,040,855
10/31/17	$1,039,044	$1,048,319	$1,040,361
11/30/17	$1,036,517	$1,046,973	$1,038,729
12/31/17	$1,039,243	$1,051,778	$1,041,113
1/31/18	$1,025,438	$1,039,665	$1,029,700
2/28/18	$1,017,315	$1,029,809	$1,021,229
3/31/18	$1,024,474	$1,036,414	$1,027,863
4/30/18	$1,019,118	$1,028,705	$1,023,627
5/31/18	$1,026,403	$1,036,047	$1,031,363
6/30/18	$1,027,895	$1,034,773	$1,032,207
7/31/18	$1,029,059	$1,035,019	$1,032,249
8/31/18	$1,035,001	$1,041,679	$1,037,725
9/30/18	$1,028,797	$1,034,971	$1,031,640
10/31/18	$1,019,818	$1,026,792	$1,023,924
11/30/18	$1,030,340	$1,032,921	$1,032,832
12/31/18	$1,046,168	$1,051,898	$1,051,751
1/31/19	$1,055,579	$1,063,068	$1,060,330
2/28/19	$1,055,502	$1,062,452	$1,059,689
3/31/19	$1,070,019	$1,082,853	$1,073,732
4/30/19	$1,068,995	$1,083,130	$1,072,717
5/31/19	$1,080,623	$1,102,358	$1,086,153
6/30/19	$1,090,207	$1,116,201	$1,094,974
7/31/19	$1,094,859	$1,118,657	$1,098,379
8/31/19	$1,102,870	$1,147,643	$1,107,279
9/30/19	$1,104,476	$1,141,531	$1,107,337
10/31/19	$1,109,209	$1,144,969	$1,112,023
11/30/19	$1,110,034	$1,144,386	$1,111,793
12/31/19	$1,113,043	$1,143,588	$1,113,300
1/31/20	$1,115,931	$1,165,596	$1,118,681
2/29/20	$1,125,664	$1,186,575	$1,128,796
3/31/20	$1,142,117	$1,179,592	$1,147,077
4/30/20	$1,156,427	$1,200,561	$1,154,034
5/31/20	$1,159,621	$1,206,151	$1,155,297
6/30/20	$1,160,614	$1,213,749	$1,153,777
7/31/20	$1,159,412	$1,231,878	$1,150,880
8/31/20	$1,163,015	$1,221,935	$1,150,222
9/30/20	$1,163,773	$1,221,265	$1,150,112
10/31/20	$1,166,543	$1,215,812	$1,150,192
11/30/20	$1,170,246	$1,227,742	$1,152,231
12/31/20	$1,175,411	$1,229,433	$1,154,276
1/31/21	$1,177,929	$1,220,618	$1,152,243
2/28/21	$1,172,413	$1,202,992	$1,145,741
3/31/21	$1,169,709	$1,187,971	$1,142,972
4/30/21	$1,176,346	$1,197,356	$1,146,997
5/31/21	$1,169,520	$1,201,268	$1,143,180
6/30/21	$1,171,476	$1,209,708	$1,142,781
7/31/21	$1,174,402	$1,223,233	$1,146,205
8/31/21	$1,175,021	$1,220,905	$1,145,180
9/30/21	$1,173,649	$1,210,334	$1,142,774
10/31/21	$1,170,202	$1,210,000	$1,139,095
11/30/21	$1,167,926	$1,213,580	$1,138,594
12/31/21	$1,165,996	$1,210,475	$1,137,566
1/31/22	$1,152,717	$1,184,396	$1,123,728
2/28/22	$1,145,263	$1,171,183	$1,117,279
3/31/22	$1,111,598	$1,138,645	$1,090,372
4/30/22	$1,070,291	$1,095,436	$1,055,102
5/31/22	$1,085,677	$1,102,499	$1,067,161
6/30/22	$1,060,284	$1,085,203	$1,047,988
7/31/22	$1,092,525	$1,111,719	$1,081,715
8/31/22	$1,058,165	$1,080,306	$1,048,086
9/30/22	$999,060	$1,033,630	$994,281
10/31/22	$988,004	$1,020,242	$985,963
11/30/22	$1,024,797	$1,057,762	$1,022,978
12/31/22	$1,013,442	$1,052,991	$1,015,160
1/31/23	$1,050,791	$1,085,385	$1,048,517
2/28/23	$1,027,125	$1,057,322	$1,022,299
3/31/23	$1,045,565	$1,084,180	$1,041,501
4/30/23	$1,050,169	$1,090,751	$1,047,453
5/31/23	$1,041,720	$1,078,874	$1,039,354
6/30/23	$1,041,924	$1,075,027	$1,036,193
7/31/23	$1,041,522	$1,074,277	$1,036,494
8/31/23	$1,034,516	$1,067,415	$1,028,980
9/30/23	$1,005,138	$1,040,290	$997,176
10/31/23	$984,444	$1,023,873	$978,123
11/30/23	$1,035,086	$1,070,241	$1,026,994
12/31/23	$1,075,947	$1,111,209	$1,069,987
1/31/24	$1,073,522	$1,108,157	$1,064,814
2/29/24	$1,061,242	$1,092,501	$1,047,601
3/31/24	$1,074,351	$1,102,589	$1,058,674
4/30/24	$1,046,278	$1,074,739	$1,030,207
5/31/24	$1,066,865	$1,092,959	$1,048,455
6/30/24	$1,076,474	$1,103,307	$1,059,182
7/31/24	$1,102,824	$1,129,077	$1,084,869
8/31/24	$1,117,879	$1,145,301	$1,101,099
9/30/24	$1,128,765	$1,160,636	$1,111,722
10/31/24	$1,095,102	$1,131,854	$1,082,709
11/30/24	$1,110,957	$1,143,821	$1,096,540
12/31/24	$1,093,580	$1,125,101	$1,080,239
1/31/25	$1,102,505	$1,131,070	$1,086,325
2/28/25	$1,130,514	$1,155,956	$1,112,613
3/31/25	$1,131,705	$1,156,391	$1,113,511

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	5.34%	(0.18%)	1.24%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg GNMA Index	5.18%	(0.59%)	1.08%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,294,974
# of Portfolio Holdings	1,925
Portfolio Turnover Rate	1,358%
Total Net Advisory Fees Paid During the Reporting Period	$3,483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	268.4%
Asset-Backed Securities	3.9%
Non-Agency Mortgage-Backed Securities	2.6%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.5%
Affiliated Investments	1.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(178.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.43% as a result of higher expenses related to interest.

Change to Principal Investment Strategies. Effective June 10, 2024, the Fund has an investment strategy to invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Ratings ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality; provided that, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to this limit. Previously, the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises were subject to this limit.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PANNX

PIMCO GNMA and Government Securities Fund

Annual Shareholder Report |

March 31, 2025

PIMS2211TSRAR_033125

Institutional Class: PDMIX

PIMCO GNMA and Government Securities Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$194	1.89%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to structured agency mortgage-backed securities ("MBS") positions contributed to performance, as interest only agency collateralized mortgage obligations posted positive returns.

  Overweight exposure to pass-through agency MBS contributed to performance, as spreads tightened.

  Exposure to collateralized loan obligations contributed to performance, as spreads tightened.

  Underweight duration exposure detracted from performance, as rates decreased.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg GNMA Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,002,855	$996,412	$1,002,037
5/31/15	$1,001,101	$994,012	$1,000,959
6/30/15	$994,441	$983,174	$993,761
7/31/15	$1,000,176	$990,008	$999,346
8/31/15	$998,092	$988,586	$999,134
9/30/15	$1,003,063	$995,273	$1,004,757
10/31/15	$1,004,803	$995,439	$1,006,556
11/30/15	$1,003,127	$992,809	$1,005,756
12/31/15	$1,004,094	$989,601	$1,006,395
1/31/16	$1,014,992	$1,003,219	$1,018,044
2/29/16	$1,017,165	$1,010,335	$1,021,360
3/31/16	$1,020,395	$1,019,605	$1,024,030
4/30/16	$1,023,259	$1,023,519	$1,025,181
5/31/16	$1,024,627	$1,023,781	$1,026,446
6/30/16	$1,032,512	$1,042,177	$1,033,219
7/31/16	$1,034,590	$1,048,765	$1,035,463
8/31/16	$1,036,044	$1,047,566	$1,037,089
9/30/16	$1,039,975	$1,046,952	$1,039,783
10/31/16	$1,037,973	$1,038,944	$1,038,392
11/30/16	$1,021,155	$1,014,369	$1,022,285
12/31/16	$1,022,555	$1,015,800	$1,022,088
1/31/17	$1,022,395	$1,017,793	$1,020,914
2/28/17	$1,028,497	$1,024,634	$1,025,391
3/31/17	$1,028,211	$1,024,097	$1,024,983
4/30/17	$1,032,894	$1,032,000	$1,029,984
5/31/17	$1,039,923	$1,039,943	$1,036,310
6/30/17	$1,033,946	$1,038,896	$1,031,141
7/31/17	$1,040,861	$1,043,367	$1,035,770
8/31/17	$1,045,944	$1,052,726	$1,041,898
9/30/17	$1,045,574	$1,047,712	$1,040,855
10/31/17	$1,043,073	$1,048,319	$1,040,361
11/30/17	$1,040,665	$1,046,973	$1,038,729
12/31/17	$1,043,534	$1,051,778	$1,041,113
1/31/18	$1,029,804	$1,039,665	$1,029,700
2/28/18	$1,021,764	$1,029,809	$1,021,229
3/31/18	$1,029,084	$1,036,414	$1,027,863
4/30/18	$1,023,831	$1,028,705	$1,023,627
5/31/18	$1,031,280	$1,036,047	$1,031,363
6/30/18	$1,032,906	$1,034,773	$1,032,207
7/31/18	$1,034,207	$1,035,019	$1,032,249
8/31/18	$1,040,311	$1,041,679	$1,037,725
9/30/18	$1,034,202	$1,034,971	$1,031,640
10/31/18	$1,025,307	$1,026,792	$1,023,924
11/30/18	$1,036,012	$1,032,921	$1,032,832
12/31/18	$1,052,061	$1,051,898	$1,051,751
1/31/19	$1,061,658	$1,063,068	$1,060,330
2/28/19	$1,061,703	$1,062,452	$1,059,689
3/31/19	$1,076,434	$1,082,853	$1,073,732
4/30/19	$1,075,508	$1,083,130	$1,072,717
5/31/19	$1,087,349	$1,102,358	$1,086,153
6/30/19	$1,097,119	$1,116,201	$1,094,974
7/31/19	$1,101,940	$1,118,657	$1,098,379
8/31/19	$1,110,153	$1,147,643	$1,107,279
9/30/19	$1,111,897	$1,141,531	$1,107,337
10/31/19	$1,116,805	$1,144,969	$1,112,023
11/30/19	$1,117,764	$1,144,386	$1,111,793
12/31/19	$1,120,955	$1,143,588	$1,113,300
1/31/20	$1,124,013	$1,165,596	$1,118,681
2/29/20	$1,133,954	$1,186,575	$1,128,796
3/31/20	$1,150,629	$1,179,592	$1,147,077
4/30/20	$1,165,184	$1,200,561	$1,154,034
5/31/20	$1,168,551	$1,206,151	$1,155,297
6/30/20	$1,169,695	$1,213,749	$1,153,777
7/31/20	$1,168,641	$1,231,878	$1,150,880
8/31/20	$1,172,412	$1,221,935	$1,150,222
9/30/20	$1,173,319	$1,221,265	$1,150,112
10/31/20	$1,176,265	$1,215,812	$1,150,192
11/30/20	$1,180,142	$1,227,742	$1,152,231
12/31/20	$1,185,521	$1,229,433	$1,154,276
1/31/21	$1,188,199	$1,220,618	$1,152,243
2/28/21	$1,182,772	$1,202,992	$1,145,741
3/31/21	$1,180,254	$1,187,971	$1,142,972
4/30/21	$1,187,117	$1,197,356	$1,146,997
5/31/21	$1,180,370	$1,201,268	$1,143,180
6/30/21	$1,182,481	$1,209,708	$1,142,781
7/31/21	$1,185,594	$1,223,233	$1,146,205
8/31/21	$1,186,360	$1,220,905	$1,145,180
9/30/21	$1,185,121	$1,210,334	$1,142,774
10/31/21	$1,181,801	$1,210,000	$1,139,095
11/30/21	$1,179,646	$1,213,580	$1,138,594
12/31/21	$1,177,855	$1,210,475	$1,137,566
1/31/22	$1,164,579	$1,184,396	$1,123,728
2/28/22	$1,157,181	$1,171,183	$1,117,279
3/31/22	$1,123,310	$1,138,645	$1,090,372
4/30/22	$1,081,707	$1,095,436	$1,055,102
5/31/22	$1,097,384	$1,102,499	$1,067,161
6/30/22	$1,071,850	$1,085,203	$1,047,988
7/31/22	$1,104,578	$1,111,719	$1,081,715
8/31/22	$1,069,969	$1,080,306	$1,048,086
9/30/22	$1,010,337	$1,033,630	$994,281
10/31/22	$999,274	$1,020,242	$985,963
11/30/22	$1,036,610	$1,057,762	$1,022,978
12/31/22	$1,025,258	$1,052,991	$1,015,160
1/31/23	$1,063,160	$1,085,385	$1,048,517
2/28/23	$1,039,336	$1,057,322	$1,022,299
3/31/23	$1,058,138	$1,084,180	$1,041,501
4/30/23	$1,062,918	$1,090,751	$1,047,453
5/31/23	$1,054,497	$1,078,874	$1,039,354
6/30/23	$1,054,841	$1,075,027	$1,036,193
7/31/23	$1,054,559	$1,074,277	$1,036,494
8/31/23	$1,047,597	$1,067,415	$1,028,980
9/30/23	$1,017,979	$1,040,290	$997,176
10/31/23	$997,143	$1,023,873	$978,123
11/30/23	$1,048,567	$1,070,241	$1,026,994
12/31/23	$1,090,101	$1,111,209	$1,069,987
1/31/24	$1,087,777	$1,108,157	$1,064,814
2/29/24	$1,075,461	$1,092,501	$1,047,601
3/31/24	$1,088,884	$1,102,589	$1,058,674
4/30/24	$1,060,562	$1,074,739	$1,030,207
5/31/24	$1,081,577	$1,092,959	$1,048,455
6/30/24	$1,091,444	$1,103,307	$1,059,182
7/31/24	$1,118,301	$1,129,077	$1,084,869
8/31/24	$1,133,720	$1,145,301	$1,101,099
9/30/24	$1,144,892	$1,160,636	$1,111,722
10/31/24	$1,110,892	$1,131,854	$1,082,709
11/30/24	$1,127,117	$1,143,821	$1,096,540
12/31/24	$1,109,634	$1,125,101	$1,080,239
1/31/25	$1,118,835	$1,131,070	$1,086,325
2/28/25	$1,147,387	$1,155,956	$1,112,613
3/31/25	$1,148,732	$1,156,391	$1,113,511

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.50%	(0.03%)	1.40%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg GNMA Index	5.18%	(0.59%)	1.08%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,294,974
# of Portfolio Holdings	1,925
Portfolio Turnover Rate	1,358%
Total Net Advisory Fees Paid During the Reporting Period	$3,483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	268.4%
Asset-Backed Securities	3.9%
Non-Agency Mortgage-Backed Securities	2.6%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.5%
Affiliated Investments	1.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(178.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.43% as a result of higher expenses related to interest.

Change to Principal Investment Strategies. Effective June 10, 2024, the Fund has an investment strategy to invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Ratings ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality; provided that, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to this limit. Previously, the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises were subject to this limit.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PDMIX

PIMCO GNMA and Government Securities Fund

Annual Shareholder Report |

March 31, 2025

PIMS0134TSRAR_033125

I-2: PPGNX

PIMCO GNMA and Government Securities Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$204	1.99%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to structured agency mortgage-backed securities ("MBS") positions contributed to performance, as interest only agency collateralized mortgage obligations posted positive returns.

  Overweight exposure to pass-through agency MBS contributed to performance, as spreads tightened.

  Exposure to collateralized loan obligations contributed to performance, as spreads tightened.

  Underweight duration exposure detracted from performance, as rates decreased.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg U.S. Aggregate Index	Bloomberg GNMA Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,002,772	$996,412	$1,002,037
5/31/15	$1,000,934	$994,012	$1,000,959
6/30/15	$994,193	$983,174	$993,761
7/31/15	$999,838	$990,008	$999,346
8/31/15	$997,674	$988,586	$999,134
9/30/15	$1,002,564	$995,273	$1,004,757
10/31/15	$1,004,216	$995,439	$1,006,556
11/30/15	$1,002,462	$992,809	$1,005,756
12/31/15	$1,003,334	$989,601	$1,006,395
1/31/16	$1,014,147	$1,003,219	$1,018,044
2/29/16	$1,016,237	$1,010,335	$1,021,360
3/31/16	$1,019,380	$1,019,605	$1,024,030
4/30/16	$1,022,155	$1,023,519	$1,025,181
5/31/16	$1,023,439	$1,023,781	$1,026,446
6/30/16	$1,031,228	$1,042,177	$1,033,219
7/31/16	$1,033,214	$1,048,765	$1,035,463
8/31/16	$1,034,578	$1,047,566	$1,037,089
9/30/16	$1,038,413	$1,046,952	$1,039,783
10/31/16	$1,036,331	$1,038,944	$1,038,392
11/30/16	$1,019,447	$1,014,369	$1,022,285
12/31/16	$1,020,754	$1,015,800	$1,022,088
1/31/17	$1,020,514	$1,017,793	$1,020,914
2/28/17	$1,026,526	$1,024,634	$1,025,391
3/31/17	$1,026,149	$1,024,097	$1,024,983
4/30/17	$1,030,744	$1,032,000	$1,029,984
5/31/17	$1,037,674	$1,039,943	$1,036,310
6/30/17	$1,031,619	$1,038,896	$1,031,141
7/31/17	$1,038,435	$1,043,367	$1,035,770
8/31/17	$1,043,418	$1,052,726	$1,041,898
9/30/17	$1,042,960	$1,047,712	$1,040,855
10/31/17	$1,040,380	$1,048,319	$1,040,361
11/30/17	$1,037,892	$1,046,973	$1,038,729
12/31/17	$1,040,663	$1,051,778	$1,041,113
1/31/18	$1,026,886	$1,039,665	$1,029,700
2/28/18	$1,018,791	$1,029,809	$1,021,229
3/31/18	$1,026,000	$1,036,414	$1,027,863
4/30/18	$1,020,681	$1,028,705	$1,023,627
5/31/18	$1,028,020	$1,036,047	$1,031,363
6/30/18	$1,029,555	$1,034,773	$1,032,207
7/31/18	$1,030,767	$1,035,019	$1,032,249
8/31/18	$1,036,754	$1,041,679	$1,037,725
9/30/18	$1,030,590	$1,034,971	$1,031,640
10/31/18	$1,021,639	$1,026,792	$1,023,924
11/30/18	$1,032,215	$1,032,921	$1,032,832
12/31/18	$1,048,122	$1,051,898	$1,051,751
1/31/19	$1,057,598	$1,063,068	$1,060,330
2/28/19	$1,057,562	$1,062,452	$1,059,689
3/31/19	$1,072,147	$1,082,853	$1,073,732
4/30/19	$1,071,140	$1,083,130	$1,072,717
5/31/19	$1,082,839	$1,102,358	$1,086,153
6/30/19	$1,092,484	$1,116,201	$1,094,974
7/31/19	$1,097,194	$1,118,657	$1,098,379
8/31/19	$1,105,274	$1,147,643	$1,107,279
9/30/19	$1,106,927	$1,141,531	$1,107,337
10/31/19	$1,111,718	$1,144,969	$1,112,023
11/30/19	$1,112,581	$1,144,386	$1,111,793
12/31/19	$1,115,662	$1,143,588	$1,113,300
1/31/20	$1,118,608	$1,165,596	$1,118,681
2/29/20	$1,128,417	$1,186,575	$1,128,796
3/31/20	$1,144,923	$1,179,592	$1,147,077
4/30/20	$1,159,312	$1,200,561	$1,154,034
5/31/20	$1,162,563	$1,206,151	$1,155,297
6/30/20	$1,163,606	$1,213,749	$1,153,777
7/31/20	$1,162,452	$1,231,878	$1,150,880
8/31/20	$1,166,112	$1,221,935	$1,150,222
9/30/20	$1,166,920	$1,221,265	$1,150,112
10/31/20	$1,169,749	$1,215,812	$1,150,192
11/30/20	$1,173,511	$1,227,742	$1,152,231
12/31/20	$1,178,750	$1,229,433	$1,154,276
1/31/21	$1,181,322	$1,220,618	$1,152,243
2/28/21	$1,175,835	$1,202,992	$1,145,741
3/31/21	$1,173,233	$1,187,971	$1,142,972
4/30/21	$1,179,951	$1,197,356	$1,146,997
5/31/21	$1,173,147	$1,201,268	$1,143,180
6/30/21	$1,175,149	$1,209,708	$1,142,781
7/31/21	$1,178,141	$1,223,233	$1,146,205
8/31/21	$1,178,806	$1,220,905	$1,145,180
9/30/21	$1,177,478	$1,210,334	$1,142,774
10/31/21	$1,174,079	$1,210,000	$1,139,095
11/30/21	$1,171,842	$1,213,580	$1,138,594
12/31/21	$1,169,957	$1,210,475	$1,137,566
1/31/22	$1,156,678	$1,184,396	$1,123,728
2/28/22	$1,149,241	$1,171,183	$1,117,279
3/31/22	$1,115,507	$1,138,645	$1,090,372
4/30/22	$1,074,102	$1,095,436	$1,055,102
5/31/22	$1,089,580	$1,102,499	$1,067,161
6/30/22	$1,064,139	$1,085,203	$1,047,988
7/31/22	$1,096,542	$1,111,719	$1,081,715
8/31/22	$1,062,093	$1,080,306	$1,048,086
9/30/22	$1,002,810	$1,033,630	$994,281
10/31/22	$991,752	$1,020,242	$985,963
11/30/22	$1,028,724	$1,057,762	$1,022,978
12/31/22	$1,017,365	$1,052,991	$1,015,160
1/31/23	$1,054,891	$1,085,385	$1,048,517
2/28/23	$1,031,175	$1,057,322	$1,022,299
3/31/23	$1,049,735	$1,084,180	$1,041,501
4/30/23	$1,054,398	$1,090,751	$1,047,453
5/31/23	$1,045,958	$1,078,874	$1,039,354
6/30/23	$1,046,208	$1,075,027	$1,036,193
7/31/23	$1,045,842	$1,074,277	$1,036,494
8/31/23	$1,038,851	$1,067,415	$1,028,980
9/30/23	$1,009,394	$1,040,290	$997,176
10/31/23	$988,653	$1,023,873	$978,123
11/30/23	$1,039,553	$1,070,241	$1,026,994
12/31/23	$1,080,634	$1,111,209	$1,069,987
1/31/24	$1,078,239	$1,108,157	$1,064,814
2/29/24	$1,065,948	$1,092,501	$1,047,601
3/31/24	$1,079,161	$1,102,589	$1,058,674
4/30/24	$1,051,002	$1,074,739	$1,030,207
5/31/24	$1,071,729	$1,092,959	$1,048,455
6/30/24	$1,081,423	$1,103,307	$1,059,182
7/31/24	$1,107,940	$1,129,077	$1,084,869
8/31/24	$1,123,116	$1,145,301	$1,101,099
9/30/24	$1,134,097	$1,160,636	$1,111,722
10/31/24	$1,100,322	$1,131,854	$1,082,709
11/30/24	$1,116,299	$1,143,821	$1,096,540
12/31/24	$1,098,885	$1,125,101	$1,080,239
1/31/25	$1,107,902	$1,131,070	$1,086,325
2/28/25	$1,136,090	$1,155,956	$1,112,613
3/31/25	$1,137,332	$1,156,391	$1,113,511

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	5.39%	(0.13%)	1.30%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg GNMA Index	5.18%	(0.59%)	1.08%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,294,974
# of Portfolio Holdings	1,925
Portfolio Turnover Rate	1,358%
Total Net Advisory Fees Paid During the Reporting Period	$3,483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	268.4%
Asset-Backed Securities	3.9%
Non-Agency Mortgage-Backed Securities	2.6%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.5%
Affiliated Investments	1.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(178.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.43% as a result of higher expenses related to interest.

Change to Principal Investment Strategies. Effective June 10, 2024, the Fund has an investment strategy to invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Ratings ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality; provided that, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to this limit. Previously, the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises were subject to this limit.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PPGNX

PIMCO GNMA and Government Securities Fund

Annual Shareholder Report |

March 31, 2025

PIMS1905TSRAR_033125

Class A: PBDAX

PIMCO Investment Grade Credit Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$139	1.35%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Tactical exposure to emerging markets, specifically overweight exposure to a Russian gas producer, contributed to performance, as spreads tightened.

  Security selection within the banks and brokerage sector, specifically overweight exposure to a U.S. global systemically important financial institution, contributed to performance, as spreads tightened.

  Tactical exposure to securitized credit, specifically exposure to legacy residential mortgage-backed securities, contributed to performance, as spreads tightened.

  Underweight exposure to the tobacco sector detracted from performance, as the sector outperformed the Bloomberg U.S. Credit Index.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
3/31/15	$9,625	$10,000	$10,000
4/30/15	$9,589	$9,964	$9,941
5/31/15	$9,563	$9,940	$9,884
6/30/15	$9,402	$9,832	$9,712
7/31/15	$9,523	$9,900	$9,773
8/31/15	$9,406	$9,886	$9,715
9/30/15	$9,345	$9,953	$9,763
10/31/15	$9,466	$9,954	$9,809
11/30/15	$9,422	$9,928	$9,788
12/31/15	$9,335	$9,896	$9,713
1/31/16	$9,380	$10,032	$9,764
2/29/16	$9,409	$10,103	$9,845
3/31/16	$9,637	$10,196	$10,093
4/30/16	$9,760	$10,235	$10,217
5/31/16	$9,798	$10,238	$10,212
6/30/16	$10,008	$10,422	$10,445
7/31/16	$10,180	$10,488	$10,582
8/31/16	$10,208	$10,476	$10,603
9/30/16	$10,228	$10,470	$10,574
10/31/16	$10,159	$10,389	$10,483
11/30/16	$9,859	$10,144	$10,197
12/31/16	$9,948	$10,158	$10,260
1/31/17	$10,012	$10,178	$10,294
2/28/17	$10,137	$10,246	$10,408
3/31/17	$10,177	$10,241	$10,393
4/30/17	$10,292	$10,320	$10,497
5/31/17	$10,401	$10,399	$10,609
6/30/17	$10,442	$10,389	$10,637
7/31/17	$10,518	$10,434	$10,715
8/31/17	$10,626	$10,527	$10,805
9/30/17	$10,615	$10,477	$10,781
10/31/17	$10,643	$10,483	$10,817
11/30/17	$10,633	$10,470	$10,807
12/31/17	$10,696	$10,518	$10,893
1/31/18	$10,613	$10,397	$10,792
2/28/18	$10,478	$10,298	$10,629
3/31/18	$10,530	$10,364	$10,662
4/30/18	$10,435	$10,287	$10,564
5/31/18	$10,414	$10,360	$10,618
6/30/18	$10,385	$10,348	$10,568
7/31/18	$10,466	$10,350	$10,644
8/31/18	$10,500	$10,417	$10,698
9/30/18	$10,467	$10,350	$10,662
10/31/18	$10,342	$10,268	$10,513
11/30/18	$10,325	$10,329	$10,506
12/31/18	$10,439	$10,519	$10,664
1/31/19	$10,691	$10,631	$10,894
2/28/19	$10,756	$10,625	$10,917
3/31/19	$11,003	$10,829	$11,183
4/30/19	$11,070	$10,831	$11,238
5/31/19	$11,212	$11,024	$11,403
6/30/19	$11,449	$11,162	$11,661
7/31/19	$11,504	$11,187	$11,721
8/31/19	$11,832	$11,476	$12,088
9/30/19	$11,777	$11,415	$12,009
10/31/19	$11,877	$11,450	$12,077
11/30/19	$11,891	$11,444	$12,100
12/31/19	$11,927	$11,436	$12,135
1/31/20	$12,225	$11,656	$12,419
2/29/20	$12,303	$11,866	$12,587
3/31/20	$11,197	$11,796	$11,753
4/30/20	$11,703	$12,006	$12,291
5/31/20	$11,920	$12,062	$12,491
6/30/20	$12,147	$12,137	$12,719
7/31/20	$12,501	$12,319	$13,111
8/31/20	$12,429	$12,219	$12,945
9/30/20	$12,380	$12,213	$12,910
10/31/20	$12,312	$12,158	$12,881
11/30/20	$12,676	$12,277	$13,209
12/31/20	$12,771	$12,294	$13,269
1/31/21	$12,630	$12,206	$13,112
2/28/21	$12,410	$12,030	$12,884
3/31/21	$12,213	$11,880	$12,679
4/30/21	$12,372	$11,974	$12,814
5/31/21	$12,435	$12,013	$12,906
6/30/21	$12,615	$12,097	$13,100
7/31/21	$12,776	$12,232	$13,270
8/31/21	$12,783	$12,209	$13,238
9/30/21	$12,607	$12,103	$13,097
10/31/21	$12,550	$12,100	$13,125
11/30/21	$12,559	$12,136	$13,136
12/31/21	$12,590	$12,105	$13,126
1/31/22	$12,233	$11,844	$12,705
2/28/22	$11,946	$11,712	$12,465
3/31/22	$11,576	$11,386	$12,152
4/30/22	$11,018	$10,954	$11,515
5/31/22	$11,025	$11,025	$11,617
6/30/22	$10,649	$10,852	$11,314
7/31/22	$11,002	$11,117	$11,657
8/31/22	$10,721	$10,803	$11,328
9/30/22	$10,238	$10,336	$10,754
10/31/22	$10,099	$10,202	$10,643
11/30/22	$10,586	$10,578	$11,172
12/31/22	$10,554	$10,530	$11,123
1/31/23	$11,007	$10,854	$11,548
2/28/23	$10,732	$10,573	$11,200
3/31/23	$10,945	$10,842	$11,507
4/30/23	$11,024	$10,908	$11,598
5/31/23	$10,884	$10,789	$11,436
6/30/23	$10,906	$10,750	$11,472
7/31/23	$10,950	$10,743	$11,507
8/31/23	$10,872	$10,674	$11,424
9/30/23	$10,571	$10,403	$11,127
10/31/23	$10,355	$10,239	$10,929
11/30/23	$10,940	$10,702	$11,549
12/31/23	$11,390	$11,112	$12,034
1/31/24	$11,411	$11,082	$12,012
2/29/24	$11,269	$10,925	$11,839
3/31/24	$11,392	$11,026	$11,984
4/30/24	$11,112	$10,747	$11,686
5/31/24	$11,331	$10,930	$11,899
6/30/24	$11,416	$11,033	$11,978
7/31/24	$11,699	$11,291	$12,260
8/31/24	$11,869	$11,453	$12,450
9/30/24	$12,061	$11,606	$12,663
10/31/24	$11,761	$11,319	$12,357
11/30/24	$11,921	$11,438	$12,514
12/31/24	$11,716	$11,251	$12,278
1/31/25	$11,798	$11,311	$12,347
2/28/25	$12,089	$11,560	$12,598
3/31/25	$12,038	$11,564	$12,568

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.67%	1.46%	2.26%
Class A (including sales charge)	1.67%	0.68%	1.87%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Credit Index	4.87%	1.35%	2.31%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,468,510
# of Portfolio Holdings	2,619
Portfolio Turnover Rate	270%
Total Net Advisory Fees Paid During the Reporting Period	$30,638
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	72.0%
U.S. Government Agencies	17.4%
U.S. Treasury Obligations	12.3%
Asset-Backed Securities	4.9%
Sovereign Issues	4.8%
Preferred Securities	4.1%
Non-Agency Mortgage-Backed Securities	2.3%
Loan Participations and Assignments	1.5%
Municipal Bonds & Notes	0.3%
Other Investments	0.2%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(20.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PBDAX

PIMCO Investment Grade Credit Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS4051TSRAR_033125

Administrative Class: PGCAX

PIMCO Investment Grade Credit Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$123	1.20%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Tactical exposure to emerging markets, specifically overweight exposure to a Russian gas producer, contributed to performance, as spreads tightened.

  Security selection within the banks and brokerage sector, specifically overweight exposure to a U.S. global systemically important financial institution, contributed to performance, as spreads tightened.

  Tactical exposure to securitized credit, specifically exposure to legacy residential mortgage-backed securities, contributed to performance, as spreads tightened.

  Underweight exposure to the tobacco sector detracted from performance, as the sector outperformed the Bloomberg U.S. Credit Index.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$996,419	$996,412	$994,144
5/31/15	$993,764	$994,012	$988,412
6/30/15	$977,234	$983,174	$971,168
7/31/15	$989,909	$990,008	$977,280
8/31/15	$977,896	$988,586	$971,458
9/30/15	$971,615	$995,273	$976,331
10/31/15	$984,326	$995,439	$980,922
11/30/15	$979,920	$992,809	$978,781
12/31/15	$970,996	$989,601	$971,286
1/31/16	$975,809	$1,003,219	$976,373
2/29/16	$978,942	$1,010,335	$984,530
3/31/16	$1,002,717	$1,019,605	$1,009,349
4/30/16	$1,015,710	$1,023,519	$1,021,674
5/31/16	$1,019,802	$1,023,781	$1,021,231
6/30/16	$1,041,784	$1,042,177	$1,044,509
7/31/16	$1,059,813	$1,048,765	$1,058,194
8/31/16	$1,062,850	$1,047,566	$1,060,278
9/30/16	$1,065,104	$1,046,952	$1,057,362
10/31/16	$1,057,989	$1,038,944	$1,048,335
11/30/16	$1,026,839	$1,014,369	$1,019,748
12/31/16	$1,036,274	$1,015,800	$1,025,955
1/31/17	$1,043,050	$1,017,793	$1,029,407
2/28/17	$1,056,186	$1,024,634	$1,040,835
3/31/17	$1,060,489	$1,024,097	$1,039,262
4/30/17	$1,072,638	$1,032,000	$1,049,654
5/31/17	$1,084,137	$1,039,943	$1,060,940
6/30/17	$1,088,559	$1,038,896	$1,063,713
7/31/17	$1,096,595	$1,043,367	$1,071,497
8/31/17	$1,107,940	$1,052,726	$1,080,462
9/30/17	$1,106,960	$1,047,712	$1,078,055
10/31/17	$1,110,046	$1,048,319	$1,081,705
11/30/17	$1,109,175	$1,046,973	$1,080,728
12/31/17	$1,115,863	$1,051,778	$1,089,337
1/31/18	$1,107,294	$1,039,665	$1,079,225
2/28/18	$1,093,416	$1,029,809	$1,062,877
3/31/18	$1,098,912	$1,036,414	$1,066,151
4/30/18	$1,089,178	$1,028,705	$1,056,431
5/31/18	$1,087,112	$1,036,047	$1,061,762
6/30/18	$1,084,166	$1,034,773	$1,056,802
7/31/18	$1,092,786	$1,035,019	$1,064,383
8/31/18	$1,096,499	$1,041,679	$1,069,811
9/30/18	$1,093,166	$1,034,971	$1,066,205
10/31/18	$1,080,288	$1,026,792	$1,051,276
11/30/18	$1,078,576	$1,032,921	$1,050,564
12/31/18	$1,090,599	$1,051,898	$1,066,357
1/31/19	$1,117,157	$1,063,068	$1,089,403
2/28/19	$1,124,042	$1,062,452	$1,091,747
3/31/19	$1,150,014	$1,082,853	$1,118,336
4/30/19	$1,157,099	$1,083,130	$1,123,826
5/31/19	$1,172,179	$1,102,358	$1,140,335
6/30/19	$1,197,017	$1,116,201	$1,166,100
7/31/19	$1,203,001	$1,118,657	$1,172,116
8/31/19	$1,237,379	$1,147,643	$1,208,763
9/30/19	$1,231,824	$1,141,531	$1,200,862
10/31/19	$1,242,381	$1,144,969	$1,207,702
11/30/19	$1,244,045	$1,144,386	$1,209,992
12/31/19	$1,247,962	$1,143,588	$1,213,474
1/31/20	$1,279,362	$1,165,596	$1,241,861
2/29/20	$1,287,638	$1,186,575	$1,258,749
3/31/20	$1,172,009	$1,179,592	$1,175,323
4/30/20	$1,225,114	$1,200,561	$1,229,110
5/31/20	$1,247,972	$1,206,151	$1,249,090
6/30/20	$1,271,912	$1,213,749	$1,271,912
7/31/20	$1,309,158	$1,231,878	$1,311,136
8/31/20	$1,301,780	$1,221,935	$1,294,528
9/30/20	$1,296,856	$1,221,265	$1,290,974
10/31/20	$1,289,871	$1,215,812	$1,288,118
11/30/20	$1,328,190	$1,227,742	$1,320,911
12/31/20	$1,338,299	$1,229,433	$1,326,944
1/31/21	$1,323,616	$1,220,618	$1,311,153
2/28/21	$1,300,708	$1,202,992	$1,288,402
3/31/21	$1,280,239	$1,187,971	$1,267,881
4/30/21	$1,297,086	$1,197,356	$1,281,351
5/31/21	$1,303,810	$1,201,268	$1,290,595
6/30/21	$1,322,899	$1,209,708	$1,310,005
7/31/21	$1,339,892	$1,223,233	$1,327,027
8/31/21	$1,340,827	$1,220,905	$1,323,837
9/30/21	$1,322,543	$1,210,334	$1,309,674
10/31/21	$1,316,740	$1,210,000	$1,312,532
11/30/21	$1,317,834	$1,213,580	$1,313,636
12/31/21	$1,321,217	$1,210,475	$1,312,605
1/31/22	$1,283,971	$1,184,396	$1,270,503
2/28/22	$1,253,913	$1,171,183	$1,246,523
3/31/22	$1,215,283	$1,138,645	$1,215,198
4/30/22	$1,156,840	$1,095,436	$1,151,512
5/31/22	$1,157,680	$1,102,499	$1,161,713
6/30/22	$1,118,344	$1,085,203	$1,131,379
7/31/22	$1,155,575	$1,111,719	$1,165,734
8/31/22	$1,126,246	$1,080,306	$1,132,778
9/30/22	$1,075,573	$1,033,630	$1,075,392
10/31/22	$1,061,132	$1,020,242	$1,064,293
11/30/22	$1,112,391	$1,057,762	$1,117,163
12/31/22	$1,109,236	$1,052,991	$1,112,345
1/31/23	$1,156,932	$1,085,385	$1,154,769
2/28/23	$1,128,150	$1,057,322	$1,120,022
3/31/23	$1,150,779	$1,084,180	$1,150,723
4/30/23	$1,159,178	$1,090,751	$1,159,768
5/31/23	$1,144,602	$1,078,874	$1,143,619
6/30/23	$1,147,117	$1,075,027	$1,147,156
7/31/23	$1,151,849	$1,074,277	$1,150,667
8/31/23	$1,143,814	$1,067,415	$1,142,376
9/30/23	$1,112,271	$1,040,290	$1,112,657
10/31/23	$1,089,618	$1,023,873	$1,092,881
11/30/23	$1,151,355	$1,070,241	$1,154,905
12/31/23	$1,198,848	$1,111,209	$1,203,351
1/31/24	$1,201,197	$1,108,157	$1,201,200
2/29/24	$1,186,388	$1,092,501	$1,183,875
3/31/24	$1,199,550	$1,102,589	$1,198,427
4/30/24	$1,170,129	$1,074,739	$1,168,611
5/31/24	$1,193,344	$1,092,959	$1,189,918
6/30/24	$1,202,533	$1,103,307	$1,197,833
7/31/24	$1,232,426	$1,129,077	$1,225,955
8/31/24	$1,250,567	$1,145,301	$1,245,008
9/30/24	$1,270,922	$1,160,636	$1,266,260
10/31/24	$1,239,470	$1,131,854	$1,235,688
11/30/24	$1,256,495	$1,143,821	$1,251,414
12/31/24	$1,235,023	$1,125,101	$1,227,770
1/31/25	$1,243,812	$1,131,070	$1,234,670
2/28/25	$1,274,690	$1,155,956	$1,259,796
3/31/25	$1,269,433	$1,156,391	$1,256,779

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	5.83%	1.61%	2.41%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Credit Index	4.87%	1.35%	2.31%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,468,510
# of Portfolio Holdings	2,619
Portfolio Turnover Rate	270%
Total Net Advisory Fees Paid During the Reporting Period	$30,638
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	72.0%
U.S. Government Agencies	17.4%
U.S. Treasury Obligations	12.3%
Asset-Backed Securities	4.9%
Sovereign Issues	4.8%
Preferred Securities	4.1%
Non-Agency Mortgage-Backed Securities	2.3%
Loan Participations and Assignments	1.5%
Municipal Bonds & Notes	0.3%
Other Investments	0.2%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(20.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PGCAX

PIMCO Investment Grade Credit Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS0438TSRAR_033125

Class C: PBDCX

PIMCO Investment Grade Credit Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$215	2.10%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Tactical exposure to emerging markets, specifically overweight exposure to a Russian gas producer, contributed to performance, as spreads tightened.

  Security selection within the banks and brokerage sector, specifically overweight exposure to a U.S. global systemically important financial institution, contributed to performance, as spreads tightened.

  Tactical exposure to securitized credit, specifically exposure to legacy residential mortgage-backed securities, contributed to performance, as spreads tightened.

  Underweight exposure to the tobacco sector detracted from performance, as the sector outperformed the Bloomberg U.S. Credit Index.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,957	$9,964	$9,941
5/31/15	$9,923	$9,940	$9,884
6/30/15	$9,750	$9,832	$9,712
7/31/15	$9,869	$9,900	$9,773
8/31/15	$9,742	$9,886	$9,715
9/30/15	$9,672	$9,953	$9,763
10/31/15	$9,791	$9,954	$9,809
11/30/15	$9,741	$9,928	$9,788
12/31/15	$9,644	$9,896	$9,713
1/31/16	$9,685	$10,032	$9,764
2/29/16	$9,709	$10,103	$9,845
3/31/16	$9,937	$10,196	$10,093
4/30/16	$10,058	$10,235	$10,217
5/31/16	$10,092	$10,238	$10,212
6/30/16	$10,302	$10,422	$10,445
7/31/16	$10,472	$10,488	$10,582
8/31/16	$10,494	$10,476	$10,603
9/30/16	$10,508	$10,470	$10,574
10/31/16	$10,430	$10,389	$10,483
11/30/16	$10,116	$10,144	$10,197
12/31/16	$10,201	$10,158	$10,260
1/31/17	$10,260	$10,178	$10,294
2/28/17	$10,382	$10,246	$10,408
3/31/17	$10,416	$10,241	$10,393
4/30/17	$10,528	$10,320	$10,497
5/31/17	$10,633	$10,399	$10,609
6/30/17	$10,668	$10,389	$10,637
7/31/17	$10,739	$10,434	$10,715
8/31/17	$10,842	$10,527	$10,805
9/30/17	$10,824	$10,477	$10,781
10/31/17	$10,846	$10,483	$10,817
11/30/17	$10,829	$10,470	$10,807
12/31/17	$10,886	$10,518	$10,893
1/31/18	$10,795	$10,397	$10,792
2/28/18	$10,652	$10,298	$10,629
3/31/18	$10,697	$10,364	$10,662
4/30/18	$10,595	$10,287	$10,564
5/31/18	$10,567	$10,360	$10,618
6/30/18	$10,530	$10,348	$10,568
7/31/18	$10,606	$10,350	$10,644
8/31/18	$10,633	$10,417	$10,698
9/30/18	$10,594	$10,350	$10,662
10/31/18	$10,461	$10,268	$10,513
11/30/18	$10,436	$10,329	$10,506
12/31/18	$10,545	$10,519	$10,664
1/31/19	$10,794	$10,631	$10,894
2/28/19	$10,853	$10,625	$10,917
3/31/19	$11,095	$10,829	$11,183
4/30/19	$11,155	$10,831	$11,238
5/31/19	$11,292	$11,024	$11,403
6/30/19	$11,523	$11,162	$11,661
7/31/19	$11,572	$11,187	$11,721
8/31/19	$11,893	$11,476	$12,088
9/30/19	$11,832	$11,415	$12,009
10/31/19	$11,924	$11,450	$12,077
11/30/19	$11,931	$11,444	$12,100
12/31/19	$11,959	$11,436	$12,135
1/31/20	$12,251	$11,656	$12,419
2/29/20	$12,322	$11,866	$12,587
3/31/20	$11,207	$11,796	$11,753
4/30/20	$11,706	$12,006	$12,291
5/31/20	$11,915	$12,062	$12,491
6/30/20	$12,135	$12,137	$12,719
7/31/20	$12,480	$12,319	$13,111
8/31/20	$12,401	$12,219	$12,945
9/30/20	$12,345	$12,213	$12,910
10/31/20	$12,269	$12,158	$12,881
11/30/20	$12,624	$12,277	$13,209
12/31/20	$12,710	$12,294	$13,269
1/31/21	$12,562	$12,206	$13,112
2/28/21	$12,336	$12,030	$12,884
3/31/21	$12,132	$11,880	$12,679
4/30/21	$12,282	$11,974	$12,814
5/31/21	$12,337	$12,013	$12,906
6/30/21	$12,509	$12,097	$13,100
7/31/21	$12,660	$12,232	$13,270
8/31/21	$12,659	$12,209	$13,238
9/30/21	$12,477	$12,103	$13,097
10/31/21	$12,413	$12,100	$13,125
11/30/21	$12,414	$12,136	$13,136
12/31/21	$12,436	$12,105	$13,126
1/31/22	$12,077	$11,844	$12,705
2/28/22	$11,786	$11,712	$12,465
3/31/22	$11,414	$11,386	$12,152
4/30/22	$10,856	$10,954	$11,515
5/31/22	$10,856	$11,025	$11,617
6/30/22	$10,480	$10,852	$11,314
7/31/22	$10,821	$11,117	$11,657
8/31/22	$10,538	$10,803	$11,328
9/30/22	$10,055	$10,336	$10,754
10/31/22	$9,913	$10,202	$10,643
11/30/22	$10,385	$10,578	$11,172
12/31/22	$10,347	$10,530	$11,123
1/31/23	$10,784	$10,854	$11,548
2/28/23	$10,508	$10,573	$11,200
3/31/23	$10,710	$10,842	$11,507
4/30/23	$10,781	$10,908	$11,598
5/31/23	$10,638	$10,789	$11,436
6/30/23	$10,653	$10,750	$11,472
7/31/23	$10,689	$10,743	$11,507
8/31/23	$10,606	$10,674	$11,424
9/30/23	$10,306	$10,403	$11,127
10/31/23	$10,089	$10,239	$10,929
11/30/23	$10,652	$10,702	$11,549
12/31/23	$11,083	$11,112	$12,034
1/31/24	$11,097	$11,082	$12,012
2/29/24	$10,952	$10,925	$11,839
3/31/24	$11,065	$11,026	$11,984
4/30/24	$10,786	$10,747	$11,686
5/31/24	$10,991	$10,930	$11,899
6/30/24	$11,068	$11,033	$11,978
7/31/24	$11,334	$11,291	$12,260
8/31/24	$11,492	$11,453	$12,450
9/30/24	$11,671	$11,606	$12,663
10/31/24	$11,373	$11,319	$12,357
11/30/24	$11,521	$11,438	$12,514
12/31/24	$11,315	$11,251	$12,278
1/31/25	$11,387	$11,311	$12,347
2/28/25	$11,662	$11,560	$12,598
3/31/25	$11,605	$11,564	$12,568

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	4.88%	0.70%	1.50%
Class C (including sales charge)	3.88%	0.70%	1.50%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Credit Index	4.87%	1.35%	2.31%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,468,510
# of Portfolio Holdings	2,619
Portfolio Turnover Rate	270%
Total Net Advisory Fees Paid During the Reporting Period	$30,638
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	72.0%
U.S. Government Agencies	17.4%
U.S. Treasury Obligations	12.3%
Asset-Backed Securities	4.9%
Sovereign Issues	4.8%
Preferred Securities	4.1%
Non-Agency Mortgage-Backed Securities	2.3%
Loan Participations and Assignments	1.5%
Municipal Bonds & Notes	0.3%
Other Investments	0.2%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(20.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PBDCX

PIMCO Investment Grade Credit Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS4251TSRAR_033125

I-3: PCNNX

PIMCO Investment Grade Credit Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$113	1.10%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Tactical exposure to emerging markets, specifically overweight exposure to a Russian gas producer, contributed to performance, as spreads tightened.

  Security selection within the banks and brokerage sector, specifically overweight exposure to a U.S. global systemically important financial institution, contributed to performance, as spreads tightened.

  Tactical exposure to securitized credit, specifically exposure to legacy residential mortgage-backed securities, contributed to performance, as spreads tightened.

  Underweight exposure to the tobacco sector detracted from performance, as the sector outperformed the Bloomberg U.S. Credit Index.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$996,500	$996,412	$994,144
5/31/15	$993,928	$994,012	$988,412
6/30/15	$977,475	$983,174	$971,168
7/31/15	$990,249	$990,008	$977,280
8/31/15	$978,301	$988,586	$971,458
9/30/15	$972,097	$995,273	$976,331
10/31/15	$984,905	$995,439	$980,922
11/30/15	$980,569	$992,809	$978,781
12/31/15	$971,740	$989,601	$971,286
1/31/16	$976,618	$1,003,219	$976,373
2/29/16	$979,831	$1,010,335	$984,530
3/31/16	$1,003,706	$1,019,605	$1,009,349
4/30/16	$1,016,800	$1,023,519	$1,021,674
5/31/16	$1,020,977	$1,023,781	$1,021,231
6/30/16	$1,043,071	$1,042,177	$1,044,509
7/31/16	$1,061,211	$1,048,765	$1,058,194
8/31/16	$1,064,344	$1,047,566	$1,060,278
9/30/16	$1,066,704	$1,046,952	$1,057,362
10/31/16	$1,059,655	$1,038,944	$1,048,335
11/30/16	$1,028,538	$1,014,369	$1,019,748
12/31/16	$1,038,111	$1,015,800	$1,025,955
1/31/17	$1,044,974	$1,017,793	$1,029,407
2/28/17	$1,058,214	$1,024,634	$1,040,835
3/31/17	$1,062,629	$1,024,097	$1,039,262
4/30/17	$1,074,876	$1,032,000	$1,049,654
5/31/17	$1,086,489	$1,039,943	$1,060,940
6/30/17	$1,091,025	$1,038,896	$1,063,713
7/31/17	$1,099,158	$1,043,367	$1,071,497
8/31/17	$1,110,621	$1,052,726	$1,080,462
9/30/17	$1,109,738	$1,047,712	$1,078,055
10/31/17	$1,112,918	$1,048,319	$1,081,705
11/30/17	$1,112,136	$1,046,973	$1,080,728
12/31/17	$1,118,943	$1,051,778	$1,089,337
1/31/18	$1,110,438	$1,039,665	$1,079,225
2/28/18	$1,096,605	$1,029,809	$1,062,877
3/31/18	$1,102,217	$1,036,414	$1,066,151
4/30/18	$1,092,545	$1,028,705	$1,056,431
5/31/18	$1,090,554	$1,036,047	$1,061,762
6/30/18	$1,087,717	$1,034,773	$1,056,802
7/31/18	$1,096,500	$1,035,019	$1,064,383
8/31/18	$1,100,329	$1,041,679	$1,069,811
9/30/18	$1,097,070	$1,034,971	$1,066,205
10/31/18	$1,084,225	$1,026,792	$1,051,276
11/30/18	$1,082,603	$1,032,921	$1,050,564
12/31/18	$1,094,762	$1,051,898	$1,066,357
1/31/19	$1,121,515	$1,063,068	$1,089,403
2/28/19	$1,128,514	$1,062,452	$1,091,747
3/31/19	$1,154,687	$1,082,853	$1,118,336
4/30/19	$1,161,897	$1,083,130	$1,123,826
5/31/19	$1,177,268	$1,102,358	$1,140,335
6/30/19	$1,202,305	$1,116,201	$1,166,100
7/31/19	$1,208,419	$1,118,657	$1,172,116
8/31/19	$1,243,059	$1,147,643	$1,208,763
9/30/19	$1,237,572	$1,141,531	$1,200,862
10/31/19	$1,248,282	$1,144,969	$1,207,702
11/30/19	$1,250,063	$1,144,386	$1,209,992
12/31/19	$1,254,106	$1,143,588	$1,213,474
1/31/20	$1,285,771	$1,165,596	$1,241,861
2/29/20	$1,294,188	$1,186,575	$1,258,749
3/31/20	$1,178,070	$1,179,592	$1,175,323
4/30/20	$1,231,546	$1,200,561	$1,229,110
5/31/20	$1,254,630	$1,206,151	$1,249,090
6/30/20	$1,278,803	$1,213,749	$1,271,912
7/31/20	$1,316,367	$1,231,878	$1,311,136
8/31/20	$1,309,052	$1,221,935	$1,294,528
9/30/20	$1,304,208	$1,221,265	$1,290,974
10/31/20	$1,297,296	$1,215,812	$1,288,118
11/30/20	$1,335,945	$1,227,742	$1,320,911
12/31/20	$1,346,237	$1,229,433	$1,326,944
1/31/21	$1,331,569	$1,220,618	$1,311,153
2/28/21	$1,308,625	$1,202,992	$1,288,402
3/31/21	$1,288,143	$1,187,971	$1,267,881
4/30/21	$1,305,241	$1,197,356	$1,281,351
5/31/21	$1,312,111	$1,201,268	$1,290,595
6/30/21	$1,331,430	$1,209,708	$1,310,005
7/31/21	$1,348,669	$1,223,233	$1,327,027
8/31/21	$1,349,723	$1,220,905	$1,323,837
9/30/21	$1,331,429	$1,210,334	$1,309,674
10/31/21	$1,325,703	$1,210,000	$1,312,532
11/30/21	$1,326,918	$1,213,580	$1,313,636
12/31/21	$1,330,444	$1,210,475	$1,312,605
1/31/22	$1,293,041	$1,184,396	$1,270,503
2/28/22	$1,262,869	$1,171,183	$1,246,523
3/31/22	$1,224,068	$1,138,645	$1,215,198
4/30/22	$1,165,306	$1,095,436	$1,151,512
5/31/22	$1,166,250	$1,102,499	$1,161,713
6/30/22	$1,126,716	$1,085,203	$1,131,379
7/31/22	$1,164,324	$1,111,719	$1,165,734
8/31/22	$1,134,872	$1,080,306	$1,132,778
9/30/22	$1,083,908	$1,033,630	$1,075,392
10/31/22	$1,069,441	$1,020,242	$1,064,293
11/30/22	$1,121,193	$1,057,762	$1,117,163
12/31/22	$1,118,116	$1,052,991	$1,112,345
1/31/23	$1,166,286	$1,085,385	$1,154,769
2/28/23	$1,137,373	$1,057,322	$1,120,022
3/31/23	$1,160,291	$1,084,180	$1,150,723
4/30/23	$1,168,847	$1,090,751	$1,159,768
5/31/23	$1,154,248	$1,078,874	$1,143,619
6/30/23	$1,156,886	$1,075,027	$1,147,156
7/31/23	$1,161,741	$1,074,277	$1,150,667
8/31/23	$1,153,735	$1,067,415	$1,142,376
9/30/23	$1,122,015	$1,040,290	$1,112,657
10/31/23	$1,099,259	$1,023,873	$1,092,881
11/30/23	$1,161,635	$1,070,241	$1,154,905
12/31/23	$1,209,658	$1,111,209	$1,203,351
1/31/24	$1,212,127	$1,108,157	$1,201,200
2/29/24	$1,197,277	$1,092,501	$1,183,875
3/31/24	$1,210,664	$1,102,589	$1,198,427
4/30/24	$1,181,069	$1,074,739	$1,168,611
5/31/24	$1,204,610	$1,092,959	$1,189,918
6/30/24	$1,213,978	$1,103,307	$1,197,833
7/31/24	$1,244,260	$1,129,077	$1,225,955
8/31/24	$1,262,689	$1,145,301	$1,245,008
9/30/24	$1,283,340	$1,160,636	$1,266,260
10/31/24	$1,251,687	$1,131,854	$1,235,688
11/30/24	$1,268,993	$1,143,821	$1,251,414
12/31/24	$1,247,397	$1,125,101	$1,227,770
1/31/25	$1,256,388	$1,131,070	$1,234,670
2/28/25	$1,287,675	$1,155,956	$1,259,796
3/31/25	$1,282,466	$1,156,391	$1,256,779

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	5.93%	1.71%	2.52%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Credit Index	4.87%	1.35%	2.31%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,468,510
# of Portfolio Holdings	2,619
Portfolio Turnover Rate	270%
Total Net Advisory Fees Paid During the Reporting Period	$30,638
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	72.0%
U.S. Government Agencies	17.4%
U.S. Treasury Obligations	12.3%
Asset-Backed Securities	4.9%
Sovereign Issues	4.8%
Preferred Securities	4.1%
Non-Agency Mortgage-Backed Securities	2.3%
Loan Participations and Assignments	1.5%
Municipal Bonds & Notes	0.3%
Other Investments	0.2%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(20.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PCNNX

PIMCO Investment Grade Credit Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS2187TSRAR_033125

Institutional Class: PIGIX

PIMCO Investment Grade Credit Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$98	0.95%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Tactical exposure to emerging markets, specifically overweight exposure to a Russian gas producer, contributed to performance, as spreads tightened.

  Security selection within the banks and brokerage sector, specifically overweight exposure to a U.S. global systemically important financial institution, contributed to performance, as spreads tightened.

  Tactical exposure to securitized credit, specifically exposure to legacy residential mortgage-backed securities, contributed to performance, as spreads tightened.

  Underweight exposure to the tobacco sector detracted from performance, as the sector outperformed the Bloomberg U.S. Credit Index.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$996,624	$996,412	$994,144
5/31/15	$994,177	$994,012	$988,412
6/30/15	$977,841	$983,174	$971,168
7/31/15	$990,745	$990,008	$977,280
8/31/15	$978,916	$988,586	$971,458
9/30/15	$972,828	$995,273	$976,331
10/31/15	$985,771	$995,439	$980,922
11/30/15	$981,552	$992,809	$978,781
12/31/15	$972,838	$989,601	$971,286
1/31/16	$977,845	$1,003,219	$976,373
2/29/16	$981,178	$1,010,335	$984,530
3/31/16	$1,005,211	$1,019,605	$1,009,349
4/30/16	$1,018,449	$1,023,519	$1,021,674
5/31/16	$1,022,762	$1,023,781	$1,021,231
6/30/16	$1,045,021	$1,042,177	$1,044,509
7/31/16	$1,063,330	$1,048,765	$1,058,194
8/31/16	$1,066,604	$1,047,566	$1,060,278
9/30/16	$1,069,099	$1,046,952	$1,057,362
10/31/16	$1,062,169	$1,038,944	$1,048,335
11/30/16	$1,031,106	$1,014,369	$1,019,748
12/31/16	$1,040,834	$1,015,800	$1,025,955
1/31/17	$1,047,849	$1,017,793	$1,029,407
2/28/17	$1,061,247	$1,024,634	$1,040,835
3/31/17	$1,065,809	$1,024,097	$1,039,262
4/30/17	$1,078,224	$1,032,000	$1,049,654
5/31/17	$1,090,011	$1,039,943	$1,060,940
6/30/17	$1,094,697	$1,038,896	$1,063,713
7/31/17	$1,102,996	$1,043,367	$1,071,497
8/31/17	$1,114,640	$1,052,726	$1,080,462
9/30/17	$1,113,891	$1,047,712	$1,078,055
10/31/17	$1,117,225	$1,048,319	$1,081,705
11/30/17	$1,116,578	$1,046,973	$1,080,728
12/31/17	$1,123,555	$1,051,778	$1,089,337
1/31/18	$1,115,157	$1,039,665	$1,079,225
2/28/18	$1,101,392	$1,029,809	$1,062,877
3/31/18	$1,107,169	$1,036,414	$1,066,151
4/30/18	$1,097,581	$1,028,705	$1,056,431
5/31/18	$1,095,732	$1,036,047	$1,061,762
6/30/18	$1,093,012	$1,034,773	$1,056,802
7/31/18	$1,101,928	$1,035,019	$1,064,383
8/31/18	$1,105,930	$1,041,679	$1,069,811
9/30/18	$1,102,773	$1,034,971	$1,066,205
10/31/18	$1,090,015	$1,026,792	$1,051,276
11/30/18	$1,088,527	$1,032,921	$1,050,564
12/31/18	$1,100,887	$1,051,898	$1,066,357
1/31/19	$1,127,924	$1,063,068	$1,089,403
2/28/19	$1,135,092	$1,062,452	$1,091,747
3/31/19	$1,161,562	$1,082,853	$1,118,336
4/30/19	$1,168,955	$1,083,130	$1,123,826
5/31/19	$1,184,447	$1,102,358	$1,140,335
6/30/19	$1,209,773	$1,116,201	$1,166,100
7/31/19	$1,216,077	$1,118,657	$1,172,116
8/31/19	$1,251,104	$1,147,643	$1,208,763
9/30/19	$1,245,723	$1,141,531	$1,200,862
10/31/19	$1,256,663	$1,144,969	$1,207,702
11/30/19	$1,258,615	$1,144,386	$1,209,992
12/31/19	$1,262,845	$1,143,588	$1,213,474
1/31/20	$1,294,898	$1,165,596	$1,241,861
2/29/20	$1,303,523	$1,186,575	$1,258,749
3/31/20	$1,186,715	$1,179,592	$1,175,323
4/30/20	$1,240,736	$1,200,561	$1,229,110
5/31/20	$1,264,151	$1,206,151	$1,249,090
6/30/20	$1,288,665	$1,213,749	$1,271,912
7/31/20	$1,326,696	$1,231,878	$1,311,136
8/31/20	$1,319,480	$1,221,935	$1,294,528
9/30/20	$1,314,762	$1,221,265	$1,290,974
10/31/20	$1,307,967	$1,215,812	$1,288,118
11/30/20	$1,347,093	$1,227,742	$1,320,911
12/31/20	$1,357,660	$1,229,433	$1,326,944
1/31/21	$1,343,021	$1,220,618	$1,311,153
2/28/21	$1,320,033	$1,202,992	$1,288,402
3/31/21	$1,299,537	$1,187,971	$1,267,881
4/30/21	$1,316,959	$1,197,356	$1,281,351
5/31/21	$1,324,049	$1,201,268	$1,290,595
6/30/21	$1,343,709	$1,209,708	$1,310,005
7/31/21	$1,361,286	$1,223,233	$1,327,027
8/31/21	$1,362,516	$1,220,905	$1,323,837
9/30/21	$1,344,216	$1,210,334	$1,309,674
10/31/21	$1,338,606	$1,210,000	$1,312,532
11/30/21	$1,339,995	$1,213,580	$1,313,636
12/31/21	$1,343,737	$1,210,475	$1,312,605
1/31/22	$1,306,119	$1,184,396	$1,270,503
2/28/22	$1,275,790	$1,171,183	$1,246,523
3/31/22	$1,236,749	$1,138,645	$1,215,198
4/30/22	$1,177,531	$1,095,436	$1,151,512
5/31/22	$1,178,629	$1,102,499	$1,161,713
6/30/22	$1,138,817	$1,085,203	$1,131,379
7/31/22	$1,176,975	$1,111,719	$1,165,734
8/31/22	$1,147,351	$1,080,306	$1,132,778
9/30/22	$1,095,975	$1,033,630	$1,075,392
10/31/22	$1,081,475	$1,020,242	$1,064,293
11/30/22	$1,133,947	$1,057,762	$1,117,163
12/31/22	$1,130,990	$1,052,991	$1,112,345
1/31/23	$1,179,854	$1,085,385	$1,154,769
2/28/23	$1,150,725	$1,057,322	$1,120,022
3/31/23	$1,174,067	$1,084,180	$1,150,723
4/30/23	$1,182,860	$1,090,751	$1,159,768
5/31/23	$1,168,234	$1,078,874	$1,143,619
6/30/23	$1,171,057	$1,075,027	$1,147,156
7/31/23	$1,176,119	$1,074,277	$1,150,667
8/31/23	$1,168,160	$1,067,415	$1,142,376
9/30/23	$1,136,189	$1,040,290	$1,112,657
10/31/23	$1,113,282	$1,023,873	$1,092,881
11/30/23	$1,176,595	$1,070,241	$1,154,905
12/31/23	$1,225,394	$1,111,209	$1,203,351
1/31/24	$1,228,044	$1,108,157	$1,201,200
2/29/24	$1,213,145	$1,092,501	$1,183,875
3/31/24	$1,226,863	$1,102,589	$1,198,427
4/30/24	$1,197,020	$1,074,739	$1,168,611
5/31/24	$1,221,043	$1,092,959	$1,189,918
6/30/24	$1,230,681	$1,103,307	$1,197,833
7/31/24	$1,261,539	$1,129,077	$1,225,955
8/31/24	$1,280,397	$1,145,301	$1,245,008
9/30/24	$1,301,486	$1,160,636	$1,266,260
10/31/24	$1,269,550	$1,131,854	$1,235,688
11/30/24	$1,287,266	$1,143,821	$1,251,414
12/31/24	$1,265,525	$1,125,101	$1,227,770
1/31/25	$1,274,807	$1,131,070	$1,234,670
2/28/25	$1,306,701	$1,155,956	$1,259,796
3/31/25	$1,301,570	$1,156,391	$1,256,779

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.09%	1.86%	2.67%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Credit Index	4.87%	1.35%	2.31%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,468,510
# of Portfolio Holdings	2,619
Portfolio Turnover Rate	270%
Total Net Advisory Fees Paid During the Reporting Period	$30,638
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	72.0%
U.S. Government Agencies	17.4%
U.S. Treasury Obligations	12.3%
Asset-Backed Securities	4.9%
Sovereign Issues	4.8%
Preferred Securities	4.1%
Non-Agency Mortgage-Backed Securities	2.3%
Loan Participations and Assignments	1.5%
Municipal Bonds & Notes	0.3%
Other Investments	0.2%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(20.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PIGIX

PIMCO Investment Grade Credit Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS0056TSRAR_033125

I-2: PBDPX

PIMCO Investment Grade Credit Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$108	1.05%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Tactical exposure to emerging markets, specifically overweight exposure to a Russian gas producer, contributed to performance, as spreads tightened.

  Security selection within the banks and brokerage sector, specifically overweight exposure to a U.S. global systemically important financial institution, contributed to performance, as spreads tightened.

  Tactical exposure to securitized credit, specifically exposure to legacy residential mortgage-backed securities, contributed to performance, as spreads tightened.

  Underweight exposure to the tobacco sector detracted from performance, as the sector outperformed the Bloomberg U.S. Credit Index.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$996,542	$996,412	$994,144
5/31/15	$994,012	$994,012	$988,412
6/30/15	$977,599	$983,174	$971,168
7/31/15	$990,411	$990,008	$977,280
8/31/15	$978,508	$988,586	$971,458
9/30/15	$972,344	$995,273	$976,331
10/31/15	$985,195	$995,439	$980,922
11/30/15	$980,901	$992,809	$978,781
12/31/15	$972,103	$989,601	$971,286
1/31/16	$977,032	$1,003,219	$976,373
2/29/16	$980,290	$1,010,335	$984,530
3/31/16	$1,004,220	$1,019,605	$1,009,349
4/30/16	$1,017,359	$1,023,519	$1,021,674
5/31/16	$1,021,583	$1,023,781	$1,021,231
6/30/16	$1,043,732	$1,042,177	$1,044,509
7/31/16	$1,061,928	$1,048,765	$1,058,194
8/31/16	$1,065,107	$1,047,566	$1,060,278
9/30/16	$1,067,505	$1,046,952	$1,057,362
10/31/16	$1,060,500	$1,038,944	$1,048,335
11/30/16	$1,029,403	$1,014,369	$1,019,748
12/31/16	$1,039,020	$1,015,800	$1,025,955
1/31/17	$1,045,939	$1,017,793	$1,029,407
2/28/17	$1,059,232	$1,024,634	$1,040,835
3/31/17	$1,063,691	$1,024,097	$1,039,262
4/30/17	$1,076,000	$1,032,000	$1,049,654
5/31/17	$1,087,673	$1,039,943	$1,060,940
6/30/17	$1,092,254	$1,038,896	$1,063,713
7/31/17	$1,100,449	$1,043,367	$1,071,497
8/31/17	$1,111,974	$1,052,726	$1,080,462
9/30/17	$1,111,133	$1,047,712	$1,078,055
10/31/17	$1,114,367	$1,048,319	$1,081,705
11/30/17	$1,113,630	$1,046,973	$1,080,728
12/31/17	$1,120,491	$1,051,778	$1,089,337
1/31/18	$1,112,025	$1,039,665	$1,079,225
2/28/18	$1,098,214	$1,029,809	$1,062,877
3/31/18	$1,103,878	$1,036,414	$1,066,151
4/30/18	$1,094,231	$1,028,705	$1,056,431
5/31/18	$1,092,296	$1,036,047	$1,061,762
6/30/18	$1,089,493	$1,034,773	$1,056,802
7/31/18	$1,098,291	$1,035,019	$1,064,383
8/31/18	$1,102,177	$1,041,679	$1,069,811
9/30/18	$1,098,949	$1,034,971	$1,066,205
10/31/18	$1,086,145	$1,026,792	$1,051,276
11/30/18	$1,084,564	$1,032,921	$1,050,564
12/31/18	$1,096,788	$1,051,898	$1,066,357
1/31/19	$1,123,634	$1,063,068	$1,089,403
2/28/19	$1,130,689	$1,062,452	$1,091,747
3/31/19	$1,156,960	$1,082,853	$1,118,336
4/30/19	$1,164,232	$1,083,130	$1,123,826
5/31/19	$1,179,686	$1,102,358	$1,140,335
6/30/19	$1,204,824	$1,116,201	$1,166,100
7/31/19	$1,211,000	$1,118,657	$1,172,116
8/31/19	$1,245,770	$1,147,643	$1,208,763
9/30/19	$1,240,318	$1,141,531	$1,200,862
10/31/19	$1,251,105	$1,144,969	$1,207,702
11/30/19	$1,252,943	$1,144,386	$1,209,992
12/31/19	$1,257,047	$1,143,588	$1,213,474
1/31/20	$1,288,841	$1,165,596	$1,241,861
2/29/20	$1,297,327	$1,186,575	$1,258,749
3/31/20	$1,180,975	$1,179,592	$1,175,323
4/30/20	$1,234,635	$1,200,561	$1,229,110
5/31/20	$1,257,830	$1,206,151	$1,249,090
6/30/20	$1,282,116	$1,213,749	$1,271,912
7/31/20	$1,319,837	$1,231,878	$1,311,136
8/31/20	$1,312,555	$1,221,935	$1,294,528
9/30/20	$1,307,754	$1,221,265	$1,290,974
10/31/20	$1,300,881	$1,215,812	$1,288,118
11/30/20	$1,339,689	$1,227,742	$1,320,911
12/31/20	$1,350,072	$1,229,433	$1,326,944
1/31/21	$1,335,415	$1,220,618	$1,311,153
2/28/21	$1,312,456	$1,202,992	$1,288,402
3/31/21	$1,291,968	$1,187,971	$1,267,881
4/30/21	$1,309,174	$1,197,356	$1,281,351
5/31/21	$1,316,118	$1,201,268	$1,290,595
6/30/21	$1,335,551	$1,209,708	$1,310,005
7/31/21	$1,352,903	$1,223,233	$1,327,027
8/31/21	$1,354,015	$1,220,905	$1,323,837
9/30/21	$1,335,717	$1,210,334	$1,309,674
10/31/21	$1,330,030	$1,210,000	$1,312,532
11/30/21	$1,331,302	$1,213,580	$1,313,636
12/31/21	$1,334,900	$1,210,475	$1,312,605
1/31/22	$1,297,425	$1,184,396	$1,270,503
2/28/22	$1,267,201	$1,171,183	$1,246,523
3/31/22	$1,228,319	$1,138,645	$1,215,198
4/30/22	$1,169,403	$1,095,436	$1,151,512
5/31/22	$1,170,399	$1,102,499	$1,161,713
6/30/22	$1,130,771	$1,085,203	$1,131,379
7/31/22	$1,168,562	$1,111,719	$1,165,734
8/31/22	$1,139,052	$1,080,306	$1,132,778
9/30/22	$1,087,950	$1,033,630	$1,075,392
10/31/22	$1,073,471	$1,020,242	$1,064,293
11/30/22	$1,125,462	$1,057,762	$1,117,163
12/31/22	$1,122,425	$1,052,991	$1,112,345
1/31/23	$1,170,827	$1,085,385	$1,154,769
2/28/23	$1,141,834	$1,057,322	$1,120,022
3/31/23	$1,164,893	$1,084,180	$1,150,723
4/30/23	$1,173,529	$1,090,751	$1,159,768
5/31/23	$1,158,920	$1,078,874	$1,143,619
6/30/23	$1,161,619	$1,075,027	$1,147,156
7/31/23	$1,166,549	$1,074,277	$1,150,667
8/31/23	$1,158,558	$1,067,415	$1,142,376
9/30/23	$1,126,753	$1,040,290	$1,112,657
10/31/23	$1,103,945	$1,023,873	$1,092,881
11/30/23	$1,166,634	$1,070,241	$1,154,905
12/31/23	$1,214,915	$1,111,209	$1,203,351
1/31/24	$1,217,444	$1,108,157	$1,201,200
2/29/24	$1,202,577	$1,092,501	$1,183,875
3/31/24	$1,216,074	$1,102,589	$1,198,427
4/30/24	$1,186,395	$1,074,739	$1,168,611
5/31/24	$1,210,096	$1,092,959	$1,189,918
6/30/24	$1,219,553	$1,103,307	$1,197,833
7/31/24	$1,250,028	$1,129,077	$1,225,955
8/31/24	$1,268,600	$1,145,301	$1,245,008
9/30/24	$1,289,396	$1,160,636	$1,266,260
10/31/24	$1,257,648	$1,131,854	$1,235,688
11/30/24	$1,275,091	$1,143,821	$1,251,414
12/31/24	$1,253,445	$1,125,101	$1,227,770
1/31/25	$1,262,530	$1,131,070	$1,234,670
2/28/25	$1,294,019	$1,155,956	$1,259,796
3/31/25	$1,288,837	$1,156,391	$1,256,779

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	5.98%	1.76%	2.57%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Credit Index	4.87%	1.35%	2.31%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,468,510
# of Portfolio Holdings	2,619
Portfolio Turnover Rate	270%
Total Net Advisory Fees Paid During the Reporting Period	$30,638
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	72.0%
U.S. Government Agencies	17.4%
U.S. Treasury Obligations	12.3%
Asset-Backed Securities	4.9%
Sovereign Issues	4.8%
Preferred Securities	4.1%
Non-Agency Mortgage-Backed Securities	2.3%
Loan Participations and Assignments	1.5%
Municipal Bonds & Notes	0.3%
Other Investments	0.2%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(20.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PBDPX

PIMCO Investment Grade Credit Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS1909TSRAR_033125

Class A: PLRAX

PIMCO Long Duration Total Return Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$437	4.29%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies overall, including duration, curve positioning, and instrument selection contributed to performance, as the curve steepened.

  Positioning within financials contributed to performance, as select issuers outperformed.

  Select exposure to emerging market currencies contributed to performance, as certain carry transactions yielded positive returns.

  Positioning within investment grade credit detracted from performance, as tactical spread beta positioning underperformed over the period.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of Class A shares (9/8/2017), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by Class A shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Government/Credit Index
3/31/15	$9,624	$10,000	$10,000
4/30/15	$9,402	$9,964	$9,759
5/31/15	$9,252	$9,940	$9,596
6/30/15	$8,935	$9,832	$9,243
7/31/15	$9,157	$9,900	$9,445
8/31/15	$9,019	$9,886	$9,369
9/30/15	$9,073	$9,953	$9,444
10/31/15	$9,143	$9,954	$9,483
11/30/15	$9,101	$9,928	$9,430
12/31/15	$8,957	$9,896	$9,355
1/31/16	$9,134	$10,032	$9,552
2/29/16	$9,274	$10,103	$9,762
3/31/16	$9,548	$10,196	$10,039
4/30/16	$9,671	$10,235	$10,162
5/31/16	$9,701	$10,238	$10,195
6/30/16	$10,190	$10,422	$10,696
7/31/16	$10,484	$10,488	$10,969
8/31/16	$10,491	$10,476	$10,966
9/30/16	$10,402	$10,470	$10,828
10/31/16	$10,138	$10,389	$10,521
11/30/16	$9,491	$10,144	$9,908
12/31/16	$9,562	$10,158	$9,980
1/31/17	$9,671	$10,178	$10,011
2/28/17	$9,877	$10,246	$10,194
3/31/17	$9,845	$10,241	$10,137
4/30/17	$10,002	$10,320	$10,294
5/31/17	$10,199	$10,399	$10,502
6/30/17	$10,296	$10,389	$10,582
7/31/17	$10,341	$10,434	$10,610
8/31/17	$10,558	$10,527	$10,848
9/30/17	$10,474	$10,477	$10,743
10/31/17	$10,512	$10,483	$10,787
11/30/17	$10,572	$10,470	$10,844
12/31/17	$10,737	$10,518	$11,049
1/31/18	$10,541	$10,397	$10,822
2/28/18	$10,232	$10,298	$10,480
3/31/18	$10,391	$10,364	$10,653
4/30/18	$10,194	$10,287	$10,446
5/31/18	$10,275	$10,360	$10,565
6/30/18	$10,266	$10,348	$10,499
7/31/18	$10,296	$10,350	$10,525
8/31/18	$10,379	$10,417	$10,615
9/30/18	$10,225	$10,350	$10,450
10/31/18	$9,913	$10,268	$10,100
11/30/18	$9,954	$10,329	$10,156
12/31/18	$10,285	$10,519	$10,532
1/31/19	$10,484	$10,631	$10,767
2/28/19	$10,451	$10,625	$10,708
3/31/19	$10,943	$10,829	$11,211
4/30/19	$10,881	$10,831	$11,166
5/31/19	$11,338	$11,024	$11,627
6/30/19	$11,584	$11,162	$11,950
7/31/19	$11,696	$11,187	$12,037
8/31/19	$12,559	$11,476	$12,984
9/30/19	$12,326	$11,415	$12,736
10/31/19	$12,280	$11,450	$12,729
11/30/19	$12,310	$11,444	$12,739
12/31/19	$12,144	$11,436	$12,594
1/31/20	$12,832	$11,656	$13,252
2/29/20	$13,327	$11,866	$13,784
3/31/20	$12,761	$11,796	$13,376
4/30/20	$13,362	$12,006	$13,980
5/31/20	$13,411	$12,062	$13,992
6/30/20	$13,720	$12,137	$14,209
7/31/20	$14,425	$12,319	$14,963
8/31/20	$13,917	$12,219	$14,402
9/30/20	$13,958	$12,213	$14,382
10/31/20	$13,699	$12,158	$14,155
11/30/20	$14,202	$12,277	$14,653
12/31/20	$14,246	$12,294	$14,624
1/31/21	$13,946	$12,206	$14,189
2/28/21	$13,376	$12,030	$13,594
3/31/21	$12,831	$11,880	$13,102
4/30/21	$13,127	$11,974	$13,358
5/31/21	$13,170	$12,013	$13,467
6/30/21	$13,672	$12,097	$13,945
7/31/21	$14,074	$12,232	$14,333
8/31/21	$14,042	$12,209	$14,290
9/30/21	$13,735	$12,103	$13,956
10/31/21	$13,902	$12,100	$14,183
11/30/21	$14,108	$12,136	$14,373
12/31/21	$13,972	$12,105	$14,256
1/31/22	$13,404	$11,844	$13,557
2/28/22	$13,056	$11,712	$13,213
3/31/22	$12,530	$11,386	$12,694
4/30/22	$11,413	$10,954	$11,514
5/31/22	$11,253	$11,025	$11,478
6/30/22	$10,869	$10,852	$11,136
7/31/22	$11,248	$11,117	$11,555
8/31/22	$10,816	$10,803	$11,047
9/30/22	$9,942	$10,336	$10,130
10/31/22	$9,523	$10,202	$9,748
11/30/22	$10,240	$10,578	$10,540
12/31/22	$10,078	$10,530	$10,395
1/31/23	$10,782	$10,854	$11,079
2/28/23	$10,312	$10,573	$10,530
3/31/23	$10,697	$10,842	$10,993
4/30/23	$10,751	$10,908	$11,071
5/31/23	$10,493	$10,789	$10,768
6/30/23	$10,566	$10,750	$10,851
7/31/23	$10,435	$10,743	$10,733
8/31/23	$10,206	$10,674	$10,485
9/30/23	$9,586	$10,403	$9,834
10/31/23	$9,152	$10,239	$9,391
11/30/23	$10,005	$10,702	$10,320
12/31/23	$10,800	$11,112	$11,135
1/31/24	$10,676	$11,082	$10,965
2/29/24	$10,466	$10,925	$10,697
3/31/24	$10,640	$11,026	$10,867
4/30/24	$10,095	$10,747	$10,274
5/31/24	$10,390	$10,930	$10,564
6/30/24	$10,489	$11,033	$10,679
7/31/24	$10,872	$11,291	$11,037
8/31/24	$11,078	$11,453	$11,267
9/30/24	$11,343	$11,606	$11,529
10/31/24	$10,809	$11,319	$10,989
11/30/24	$11,055	$11,438	$11,210
12/31/24	$10,521	$11,251	$10,673
1/31/25	$10,618	$11,311	$10,718
2/28/25	$11,123	$11,560	$11,181
3/31/25	$11,027	$11,564	$11,054

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.64%	(2.88%)	1.37%
Class A (including sales charge)	(0.22%)	(3.61%)	0.98%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg Long-Term Government/Credit Index	1.72%	(3.74%)	1.01%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,265,097
# of Portfolio Holdings	1,548
Portfolio Turnover Rate	178%
Total Net Advisory Fees Paid During the Reporting Period	$6,139
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	60.5%
Corporate Bonds & Notes	49.4%
U.S. Government Agencies	15.0%
Sovereign Issues	9.2%
Asset-Backed Securities	7.7%
Non-Agency Mortgage-Backed Securities	2.9%
Municipal Bonds & Notes	1.7%
Loan Participations and Assignments	0.7%
Preferred Securities	0.3%
Short-Term Instruments	1.1%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(48.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.90% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PLRAX

PIMCO Long Duration Total Return Fund

Annual Shareholder Report |

March 31, 2025

PIMS8084TSRAR_033125

Class C: PLRCX

PIMCO Long Duration Total Return Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$505	4.98%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies overall, including duration, curve positioning, and instrument selection contributed to performance, as the curve steepened.

  Positioning within financials contributed to performance, as select issuers outperformed.

  Select exposure to emerging market currencies contributed to performance, as certain carry transactions yielded positive returns.

  Positioning within investment grade credit detracted from performance, as tactical spread beta positioning underperformed over the period.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of Class C shares (1/15/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by Class C shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Government/Credit Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,763	$9,964	$9,759
5/31/15	$9,601	$9,940	$9,596
6/30/15	$9,266	$9,832	$9,243
7/31/15	$9,490	$9,900	$9,445
8/31/15	$9,341	$9,886	$9,369
9/30/15	$9,391	$9,953	$9,444
10/31/15	$9,458	$9,954	$9,483
11/30/15	$9,409	$9,928	$9,430
12/31/15	$9,254	$9,896	$9,355
1/31/16	$9,431	$10,032	$9,552
2/29/16	$9,570	$10,103	$9,762
3/31/16	$9,847	$10,196	$10,039
4/30/16	$9,967	$10,235	$10,162
5/31/16	$9,992	$10,238	$10,195
6/30/16	$10,489	$10,422	$10,696
7/31/16	$10,785	$10,488	$10,969
8/31/16	$10,785	$10,476	$10,966
9/30/16	$10,687	$10,470	$10,828
10/31/16	$10,409	$10,389	$10,521
11/30/16	$9,739	$10,144	$9,908
12/31/16	$9,806	$10,158	$9,980
1/31/17	$9,912	$10,178	$10,011
2/28/17	$10,116	$10,246	$10,194
3/31/17	$10,078	$10,241	$10,137
4/30/17	$10,232	$10,320	$10,294
5/31/17	$10,427	$10,399	$10,502
6/30/17	$10,520	$10,389	$10,582
7/31/17	$10,559	$10,434	$10,610
8/31/17	$10,773	$10,527	$10,848
9/30/17	$10,681	$10,477	$10,743
10/31/17	$10,713	$10,483	$10,787
11/30/17	$10,768	$10,470	$10,844
12/31/17	$10,930	$10,518	$11,049
1/31/18	$10,724	$10,397	$10,822
2/28/18	$10,401	$10,298	$10,480
3/31/18	$10,556	$10,364	$10,653
4/30/18	$10,349	$10,287	$10,446
5/31/18	$10,424	$10,360	$10,565
6/30/18	$10,409	$10,348	$10,499
7/31/18	$10,432	$10,350	$10,525
8/31/18	$10,510	$10,417	$10,615
9/30/18	$10,348	$10,350	$10,450
10/31/18	$10,025	$10,268	$10,100
11/30/18	$10,060	$10,329	$10,156
12/31/18	$10,389	$10,519	$10,532
1/31/19	$10,583	$10,631	$10,767
2/28/19	$10,544	$10,625	$10,708
3/31/19	$11,033	$10,829	$11,211
4/30/19	$10,964	$10,831	$11,166
5/31/19	$11,417	$11,024	$11,627
6/30/19	$11,658	$11,162	$11,950
7/31/19	$11,763	$11,187	$12,037
8/31/19	$12,623	$11,476	$12,984
9/30/19	$12,382	$11,415	$12,736
10/31/19	$12,329	$11,450	$12,729
11/30/19	$12,351	$11,444	$12,739
12/31/19	$12,177	$11,436	$12,594
1/31/20	$12,858	$11,656	$13,252
2/29/20	$13,347	$11,866	$13,784
3/31/20	$12,772	$11,796	$13,376
4/30/20	$13,365	$12,006	$13,980
5/31/20	$13,405	$12,062	$13,992
6/30/20	$13,706	$12,137	$14,209
7/31/20	$14,400	$12,319	$14,963
8/31/20	$13,885	$12,219	$14,402
9/30/20	$13,917	$12,213	$14,382
10/31/20	$13,649	$12,158	$14,155
11/30/20	$14,143	$12,277	$14,653
12/31/20	$14,177	$12,294	$14,624
1/31/21	$13,870	$12,206	$14,189
2/28/21	$13,295	$12,030	$13,594
3/31/21	$12,745	$11,880	$13,102
4/30/21	$13,031	$11,974	$13,358
5/31/21	$13,066	$12,013	$13,467
6/30/21	$13,556	$12,097	$13,945
7/31/21	$13,945	$12,232	$14,333
8/31/21	$13,905	$12,209	$14,290
9/30/21	$13,592	$12,103	$13,956
10/31/21	$13,749	$12,100	$14,183
11/30/21	$13,944	$12,136	$14,373
12/31/21	$13,801	$12,105	$14,256
1/31/22	$13,231	$11,844	$13,557
2/28/22	$12,879	$11,712	$13,213
3/31/22	$12,353	$11,386	$12,694
4/30/22	$11,245	$10,954	$11,514
5/31/22	$11,080	$11,025	$11,478
6/30/22	$10,695	$10,852	$11,136
7/31/22	$11,060	$11,117	$11,555
8/31/22	$10,629	$10,803	$11,047
9/30/22	$9,764	$10,336	$10,130
10/31/22	$9,347	$10,202	$9,748
11/30/22	$10,044	$10,578	$10,540
12/31/22	$9,878	$10,530	$10,395
1/31/23	$10,563	$10,854	$11,079
2/28/23	$10,096	$10,573	$10,530
3/31/23	$10,466	$10,842	$10,993
4/30/23	$10,512	$10,908	$11,071
5/31/23	$10,253	$10,789	$10,768
6/30/23	$10,318	$10,750	$10,851
7/31/23	$10,184	$10,743	$10,733
8/31/23	$9,953	$10,674	$10,485
9/30/23	$9,342	$10,403	$9,834
10/31/23	$8,914	$10,239	$9,391
11/30/23	$9,740	$10,702	$10,320
12/31/23	$10,507	$11,112	$11,135
1/31/24	$10,380	$11,082	$10,965
2/29/24	$10,170	$10,925	$10,697
3/31/24	$10,332	$11,026	$10,867
4/30/24	$9,797	$10,747	$10,274
5/31/24	$10,077	$10,930	$10,564
6/30/24	$10,167	$11,033	$10,679
7/31/24	$10,531	$11,291	$11,037
8/31/24	$10,724	$11,453	$11,267
9/30/24	$10,975	$11,606	$11,529
10/31/24	$10,451	$11,319	$10,989
11/30/24	$10,682	$11,438	$11,210
12/31/24	$10,159	$11,251	$10,673
1/31/25	$10,246	$11,311	$10,718
2/28/25	$10,728	$11,560	$11,181
3/31/25	$10,629	$11,564	$11,054

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	2.87%	(3.61%)	0.61%
Class C (including sales charge)	1.87%	(3.61%)	0.61%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg Long-Term Government/Credit Index	1.72%	(3.74%)	1.01%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,265,097
# of Portfolio Holdings	1,548
Portfolio Turnover Rate	178%
Total Net Advisory Fees Paid During the Reporting Period	$6,139
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	60.5%
Corporate Bonds & Notes	49.4%
U.S. Government Agencies	15.0%
Sovereign Issues	9.2%
Asset-Backed Securities	7.7%
Non-Agency Mortgage-Backed Securities	2.9%
Municipal Bonds & Notes	1.7%
Loan Participations and Assignments	0.7%
Preferred Securities	0.3%
Short-Term Instruments	1.1%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(48.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.84% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PLRCX

PIMCO Long Duration Total Return Fund

Annual Shareholder Report |

March 31, 2025

PIMS8204TSRAR_033125

Institutional Class: PLRIX

PIMCO Long Duration Total Return Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$397	3.89%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies overall, including duration, curve positioning, and instrument selection contributed to performance, as the curve steepened.

  Positioning within financials contributed to performance, as select issuers outperformed.

  Select exposure to emerging market currencies contributed to performance, as certain carry transactions yielded positive returns.

  Positioning within investment grade credit detracted from performance, as tactical spread beta positioning underperformed over the period.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Government/Credit Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$977,231	$996,412	$975,922
5/31/15	$961,913	$994,012	$959,568
6/30/15	$929,308	$983,174	$924,296
7/31/15	$952,662	$990,008	$944,474
8/31/15	$938,642	$988,586	$936,880
9/30/15	$944,550	$995,273	$944,427
10/31/15	$952,203	$995,439	$948,298
11/30/15	$948,123	$992,809	$942,973
12/31/15	$933,419	$989,601	$935,546
1/31/16	$952,251	$1,003,219	$955,203
2/29/16	$967,121	$1,010,335	$976,155
3/31/16	$996,038	$1,019,605	$1,003,857
4/30/16	$1,009,200	$1,023,519	$1,016,168
5/31/16	$1,012,626	$1,023,781	$1,019,461
6/30/16	$1,064,011	$1,042,177	$1,069,592
7/31/16	$1,095,144	$1,048,765	$1,096,919
8/31/16	$1,096,184	$1,047,566	$1,096,641
9/30/16	$1,087,221	$1,046,952	$1,082,844
10/31/16	$1,060,006	$1,038,944	$1,052,138
11/30/16	$992,719	$1,014,369	$990,754
12/31/16	$1,000,461	$1,015,800	$997,963
1/31/17	$1,012,254	$1,017,793	$1,001,056
2/28/17	$1,034,060	$1,024,634	$1,019,379
3/31/17	$1,031,122	$1,024,097	$1,013,695
4/30/17	$1,047,892	$1,032,000	$1,029,434
5/31/17	$1,068,910	$1,039,943	$1,050,230
6/30/17	$1,079,385	$1,038,896	$1,058,183
7/31/17	$1,084,483	$1,043,367	$1,060,964
8/31/17	$1,107,580	$1,052,726	$1,084,797
9/30/17	$1,099,123	$1,047,712	$1,074,341
10/31/17	$1,103,519	$1,048,319	$1,078,681
11/30/17	$1,110,244	$1,046,973	$1,084,400
12/31/17	$1,127,984	$1,051,778	$1,104,859
1/31/18	$1,107,766	$1,039,665	$1,082,172
2/28/18	$1,075,332	$1,029,809	$1,047,967
3/31/18	$1,092,434	$1,036,414	$1,065,293
4/30/18	$1,072,060	$1,028,705	$1,044,589
5/31/18	$1,080,874	$1,036,047	$1,056,465
6/30/18	$1,080,315	$1,034,773	$1,049,885
7/31/18	$1,083,775	$1,035,019	$1,052,505
8/31/18	$1,092,989	$1,041,679	$1,061,475
9/30/18	$1,077,070	$1,034,971	$1,044,997
10/31/18	$1,044,494	$1,026,792	$1,009,985
11/30/18	$1,049,234	$1,032,921	$1,015,568
12/31/18	$1,084,467	$1,051,898	$1,053,164
1/31/19	$1,105,826	$1,063,068	$1,076,715
2/28/19	$1,102,677	$1,062,452	$1,070,759
3/31/19	$1,154,967	$1,082,853	$1,121,096
4/30/19	$1,148,734	$1,083,130	$1,116,565
5/31/19	$1,197,406	$1,102,358	$1,162,683
6/30/19	$1,223,738	$1,116,201	$1,194,971
7/31/19	$1,235,975	$1,118,657	$1,203,662
8/31/19	$1,327,704	$1,147,643	$1,298,429
9/30/19	$1,303,435	$1,141,531	$1,273,639
10/31/19	$1,299,076	$1,144,969	$1,272,895
11/30/19	$1,302,654	$1,144,386	$1,273,914
12/31/19	$1,285,541	$1,143,588	$1,259,427
1/31/20	$1,358,805	$1,165,596	$1,325,212
2/29/20	$1,411,631	$1,186,575	$1,378,363
3/31/20	$1,352,102	$1,179,592	$1,337,647
4/30/20	$1,416,259	$1,200,561	$1,397,983
5/31/20	$1,421,845	$1,206,151	$1,399,218
6/30/20	$1,455,075	$1,213,749	$1,420,927
7/31/20	$1,530,383	$1,231,878	$1,496,347
8/31/20	$1,476,994	$1,221,935	$1,440,250
9/30/20	$1,481,819	$1,221,265	$1,438,225
10/31/20	$1,454,772	$1,215,812	$1,415,489
11/30/20	$1,508,722	$1,227,742	$1,465,324
12/31/20	$1,513,951	$1,229,433	$1,462,397
1/31/21	$1,482,524	$1,220,618	$1,418,913
2/28/21	$1,422,316	$1,202,992	$1,359,400
3/31/21	$1,364,862	$1,187,971	$1,310,172
4/30/21	$1,396,805	$1,197,356	$1,335,834
5/31/21	$1,401,854	$1,201,268	$1,346,662
6/30/21	$1,455,764	$1,209,708	$1,394,538
7/31/21	$1,499,097	$1,223,233	$1,433,337
8/31/21	$1,496,181	$1,220,905	$1,428,971
9/30/21	$1,463,919	$1,210,334	$1,395,565
10/31/21	$1,482,297	$1,210,000	$1,418,345
11/30/21	$1,504,689	$1,213,580	$1,437,340
12/31/21	$1,490,757	$1,210,475	$1,425,610
1/31/22	$1,430,546	$1,184,396	$1,355,699
2/28/22	$1,393,756	$1,171,183	$1,321,325
3/31/22	$1,338,096	$1,138,645	$1,269,440
4/30/22	$1,219,301	$1,095,436	$1,151,412
5/31/22	$1,202,533	$1,102,499	$1,147,825
6/30/22	$1,161,836	$1,085,203	$1,113,638
7/31/22	$1,202,703	$1,111,719	$1,155,489
8/31/22	$1,157,007	$1,080,306	$1,104,737
9/30/22	$1,063,909	$1,033,630	$1,013,024
10/31/22	$1,019,439	$1,020,242	$974,794
11/30/22	$1,096,423	$1,057,762	$1,054,036
12/31/22	$1,079,536	$1,052,991	$1,039,451
1/31/23	$1,155,352	$1,085,385	$1,107,931
2/28/23	$1,105,269	$1,057,322	$1,052,951
3/31/23	$1,146,914	$1,084,180	$1,099,315
4/30/23	$1,153,051	$1,090,751	$1,107,080
5/31/23	$1,125,732	$1,078,874	$1,076,837
6/30/23	$1,133,961	$1,075,027	$1,085,082
7/31/23	$1,120,248	$1,074,277	$1,073,343
8/31/23	$1,095,885	$1,067,415	$1,048,526
9/30/23	$1,029,673	$1,040,290	$983,358
10/31/23	$983,378	$1,023,873	$939,118
11/30/23	$1,075,461	$1,070,241	$1,031,963
12/31/23	$1,161,358	$1,111,209	$1,113,518
1/31/24	$1,148,407	$1,108,157	$1,096,486
2/29/24	$1,126,147	$1,092,501	$1,069,720
3/31/24	$1,145,193	$1,102,589	$1,086,721
4/30/24	$1,086,936	$1,074,739	$1,027,369
5/31/24	$1,119,130	$1,092,959	$1,056,382
6/30/24	$1,130,213	$1,103,307	$1,067,909
7/31/24	$1,171,763	$1,129,077	$1,103,731
8/31/24	$1,194,494	$1,145,301	$1,126,715
9/30/24	$1,223,468	$1,160,636	$1,152,886
10/31/24	$1,166,221	$1,131,854	$1,098,871
11/30/24	$1,193,113	$1,143,821	$1,121,030
12/31/24	$1,135,897	$1,125,101	$1,067,284
1/31/25	$1,146,806	$1,131,070	$1,071,802
2/28/25	$1,201,694	$1,155,956	$1,118,055
3/31/25	$1,191,676	$1,156,391	$1,105,389

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.06%	(2.49%)	1.77%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg Long-Term Government/Credit Index	1.72%	(3.74%)	1.01%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,265,097
# of Portfolio Holdings	1,548
Portfolio Turnover Rate	178%
Total Net Advisory Fees Paid During the Reporting Period	$6,139
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	60.5%
Corporate Bonds & Notes	49.4%
U.S. Government Agencies	15.0%
Sovereign Issues	9.2%
Asset-Backed Securities	7.7%
Non-Agency Mortgage-Backed Securities	2.9%
Municipal Bonds & Notes	1.7%
Loan Participations and Assignments	0.7%
Preferred Securities	0.3%
Short-Term Instruments	1.1%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(48.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.90% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PLRIX

PIMCO Long Duration Total Return Fund

Annual Shareholder Report |

March 31, 2025

PIMS1889TSRAR_033125

I-2: PLRPX

PIMCO Long Duration Total Return Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$407	3.99%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies overall, including duration, curve positioning, and instrument selection contributed to performance, as the curve steepened.

  Positioning within financials contributed to performance, as select issuers outperformed.

  Select exposure to emerging market currencies contributed to performance, as certain carry transactions yielded positive returns.

  Positioning within investment grade credit detracted from performance, as tactical spread beta positioning underperformed over the period.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Government/Credit Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$977,150	$996,412	$975,922
5/31/15	$961,753	$994,012	$959,568
6/30/15	$929,077	$983,174	$924,296
7/31/15	$952,341	$990,008	$944,474
8/31/15	$938,251	$988,586	$936,880
9/30/15	$944,079	$995,273	$944,427
10/31/15	$951,644	$995,439	$948,298
11/30/15	$947,493	$992,809	$942,973
12/31/15	$932,707	$989,601	$935,546
1/31/16	$951,453	$1,003,219	$955,203
2/29/16	$966,235	$1,010,335	$976,155
3/31/16	$995,042	$1,019,605	$1,003,857
4/30/16	$1,008,105	$1,023,519	$1,016,168
5/31/16	$1,011,444	$1,023,781	$1,019,461
6/30/16	$1,062,685	$1,042,177	$1,069,592
7/31/16	$1,093,688	$1,048,765	$1,096,919
8/31/16	$1,094,634	$1,047,566	$1,096,641
9/30/16	$1,085,590	$1,046,952	$1,082,844
10/31/16	$1,058,330	$1,038,944	$1,052,138
11/30/16	$991,061	$1,014,369	$990,754
12/31/16	$998,701	$1,015,800	$997,963
1/31/17	$1,010,393	$1,017,793	$1,001,056
2/28/17	$1,032,081	$1,024,634	$1,019,379
3/31/17	$1,029,056	$1,024,097	$1,013,695
4/30/17	$1,045,712	$1,032,000	$1,029,434
5/31/17	$1,066,597	$1,039,943	$1,050,230
6/30/17	$1,076,956	$1,038,896	$1,058,183
7/31/17	$1,081,957	$1,043,367	$1,060,964
8/31/17	$1,104,910	$1,052,726	$1,084,797
9/30/17	$1,096,380	$1,047,712	$1,074,341
10/31/17	$1,100,677	$1,048,319	$1,078,681
11/30/17	$1,107,297	$1,046,973	$1,084,400
12/31/17	$1,124,894	$1,051,778	$1,104,859
1/31/18	$1,104,641	$1,039,665	$1,082,172
2/28/18	$1,072,218	$1,029,809	$1,047,967
3/31/18	$1,089,177	$1,036,414	$1,065,293
4/30/18	$1,068,779	$1,028,705	$1,044,589
5/31/18	$1,077,475	$1,036,047	$1,056,465
6/30/18	$1,076,827	$1,034,773	$1,049,885
7/31/18	$1,080,188	$1,035,019	$1,052,505
8/31/18	$1,089,271	$1,041,679	$1,061,475
9/30/18	$1,073,327	$1,034,971	$1,044,997
10/31/18	$1,040,776	$1,026,792	$1,009,985
11/30/18	$1,045,408	$1,032,921	$1,015,568
12/31/18	$1,080,425	$1,051,898	$1,053,164
1/31/19	$1,101,616	$1,063,068	$1,076,715
2/28/19	$1,098,394	$1,062,452	$1,070,759
3/31/19	$1,150,387	$1,082,853	$1,121,096
4/30/19	$1,144,082	$1,083,130	$1,116,565
5/31/19	$1,192,453	$1,102,358	$1,162,683
6/30/19	$1,218,585	$1,116,201	$1,194,971
7/31/19	$1,230,670	$1,118,657	$1,203,662
8/31/19	$1,321,889	$1,147,643	$1,298,429
9/30/19	$1,297,630	$1,141,531	$1,273,639
10/31/19	$1,293,182	$1,144,969	$1,272,895
11/30/19	$1,296,637	$1,144,386	$1,273,914
12/31/19	$1,279,494	$1,143,588	$1,259,427
1/31/20	$1,352,299	$1,165,596	$1,325,212
2/29/20	$1,404,768	$1,186,575	$1,378,363
3/31/20	$1,345,418	$1,179,592	$1,337,647
4/30/20	$1,409,143	$1,200,561	$1,397,983
5/31/20	$1,414,583	$1,206,151	$1,399,218
6/30/20	$1,447,526	$1,213,749	$1,420,927
7/31/20	$1,522,311	$1,231,878	$1,496,347
8/31/20	$1,469,084	$1,221,935	$1,440,250
9/30/20	$1,473,762	$1,221,265	$1,438,225
10/31/20	$1,446,734	$1,215,812	$1,415,489
11/30/20	$1,500,266	$1,227,742	$1,465,324
12/31/20	$1,505,330	$1,229,433	$1,462,397
1/31/21	$1,473,970	$1,220,618	$1,418,913
2/28/21	$1,413,999	$1,202,992	$1,359,400
3/31/21	$1,356,768	$1,187,971	$1,310,172
4/30/21	$1,388,398	$1,197,356	$1,335,834
5/31/21	$1,393,306	$1,201,268	$1,346,662
6/30/21	$1,446,770	$1,209,708	$1,394,538
7/31/21	$1,489,706	$1,223,233	$1,433,337
8/31/21	$1,486,687	$1,220,905	$1,428,971
9/30/21	$1,454,507	$1,210,334	$1,395,565
10/31/21	$1,472,641	$1,210,000	$1,418,345
11/30/21	$1,494,766	$1,213,580	$1,437,340
12/31/21	$1,480,790	$1,210,475	$1,425,610
1/31/22	$1,420,869	$1,184,396	$1,355,699
2/28/22	$1,384,221	$1,171,183	$1,321,325
3/31/22	$1,328,829	$1,138,645	$1,269,440
4/30/22	$1,210,750	$1,095,436	$1,151,412
5/31/22	$1,194,003	$1,102,499	$1,147,825
6/30/22	$1,153,499	$1,085,203	$1,113,638
7/31/22	$1,193,977	$1,111,719	$1,155,489
8/31/22	$1,148,512	$1,080,306	$1,104,737
9/30/22	$1,056,003	$1,033,630	$1,013,024
10/31/22	$1,011,781	$1,020,242	$974,794
11/30/22	$1,088,099	$1,057,762	$1,054,036
12/31/22	$1,071,240	$1,052,991	$1,039,451
1/31/23	$1,146,384	$1,085,385	$1,107,931
2/28/23	$1,096,603	$1,057,322	$1,052,951
3/31/23	$1,137,820	$1,084,180	$1,099,315
4/30/23	$1,143,823	$1,090,751	$1,107,080
5/31/23	$1,116,631	$1,078,874	$1,076,837
6/30/23	$1,124,698	$1,075,027	$1,085,082
7/31/23	$1,111,009	$1,074,277	$1,073,343
8/31/23	$1,086,759	$1,067,415	$1,048,526
9/30/23	$1,021,010	$1,040,290	$983,358
10/31/23	$975,021	$1,023,873	$939,118
11/30/23	$1,066,236	$1,070,241	$1,031,963
12/31/23	$1,151,294	$1,111,209	$1,113,518
1/31/24	$1,138,363	$1,108,157	$1,096,486
2/29/24	$1,116,210	$1,092,501	$1,069,720
3/31/24	$1,134,992	$1,102,589	$1,086,721
4/30/24	$1,077,164	$1,074,739	$1,027,369
5/31/24	$1,108,968	$1,092,959	$1,056,382
6/30/24	$1,119,864	$1,103,307	$1,067,909
7/31/24	$1,160,937	$1,129,077	$1,103,731
8/31/24	$1,183,351	$1,145,301	$1,126,715
9/30/24	$1,211,961	$1,160,636	$1,152,886
10/31/24	$1,155,153	$1,131,854	$1,098,871
11/30/24	$1,181,693	$1,143,821	$1,121,030
12/31/24	$1,124,927	$1,125,101	$1,067,284
1/31/25	$1,135,632	$1,131,070	$1,071,802
2/28/25	$1,189,896	$1,155,956	$1,118,055
3/31/25	$1,179,883	$1,156,391	$1,105,389

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	3.96%	(2.59%)	1.67%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg Long-Term Government/Credit Index	1.72%	(3.74%)	1.01%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,265,097
# of Portfolio Holdings	1,548
Portfolio Turnover Rate	178%
Total Net Advisory Fees Paid During the Reporting Period	$6,139
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	60.5%
Corporate Bonds & Notes	49.4%
U.S. Government Agencies	15.0%
Sovereign Issues	9.2%
Asset-Backed Securities	7.7%
Non-Agency Mortgage-Backed Securities	2.9%
Municipal Bonds & Notes	1.7%
Loan Participations and Assignments	0.7%
Preferred Securities	0.3%
Short-Term Instruments	1.1%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(48.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.90% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PLRPX

PIMCO Long Duration Total Return Fund

Annual Shareholder Report |

March 31, 2025

PIMS1935TSRAR_033125

Class A: PFGAX

PIMCO Long-Term U.S. Government Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$404	4.01%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. interest rate strategies overall, including duration, curve positioning, and instrument selection, contributed to performance, as the curve steepened at the long end.

  Exposure to Treasury Inflation-Protected Securities outside of the Bloomberg Long-Term Treasury Index contributed to performance, as breakeven inflation rates rose.

  Exposure to securitized strategies outside of the Bloomberg Long-Term Treasury Index contributed to performance, as the strategy outperformed like-duration U.S. Treasuries.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
3/31/15	$9,625	$10,000	$10,000
4/30/15	$9,340	$9,964	$9,689
5/31/15	$9,149	$9,940	$9,535
6/30/15	$8,798	$9,832	$9,170
7/31/15	$9,158	$9,900	$9,491
8/31/15	$9,084	$9,886	$9,489
9/30/15	$9,238	$9,953	$9,635
10/31/15	$9,199	$9,954	$9,583
11/30/15	$9,133	$9,928	$9,504
12/31/15	$9,066	$9,896	$9,503
1/31/16	$9,520	$10,032	$9,980
2/29/16	$9,747	$10,103	$10,277
3/31/16	$9,766	$10,196	$10,277
4/30/16	$9,741	$10,235	$10,226
5/31/16	$9,790	$10,238	$10,307
6/30/16	$10,417	$10,422	$10,940
7/31/16	$10,618	$10,488	$11,185
8/31/16	$10,531	$10,476	$11,079
9/30/16	$10,413	$10,470	$10,900
10/31/16	$9,987	$10,389	$10,456
11/30/16	$9,193	$10,144	$9,680
12/31/16	$9,160	$10,158	$9,629
1/31/17	$9,224	$10,178	$9,666
2/28/17	$9,364	$10,246	$9,817
3/31/17	$9,322	$10,241	$9,763
4/30/17	$9,463	$10,320	$9,914
5/31/17	$9,637	$10,399	$10,110
6/30/17	$9,703	$10,389	$10,150
7/31/17	$9,657	$10,434	$10,087
8/31/17	$9,942	$10,527	$10,434
9/30/17	$9,723	$10,477	$10,208
10/31/17	$9,725	$10,483	$10,201
11/30/17	$9,792	$10,470	$10,274
12/31/17	$9,956	$10,518	$10,450
1/31/18	$9,638	$10,397	$10,113
2/28/18	$9,352	$10,298	$9,809
3/31/18	$9,612	$10,364	$10,106
4/30/18	$9,407	$10,287	$9,909
5/31/18	$9,586	$10,360	$10,119
6/30/18	$9,638	$10,348	$10,137
7/31/18	$9,497	$10,350	$9,988
8/31/18	$9,632	$10,417	$10,145
9/30/18	$9,355	$10,350	$9,845
10/31/18	$9,082	$10,268	$9,545
11/30/18	$9,231	$10,329	$9,726
12/31/18	$9,711	$10,519	$10,258
1/31/19	$9,744	$10,631	$10,327
2/28/19	$9,632	$10,625	$10,200
3/31/19	$10,149	$10,829	$10,736
4/30/19	$9,959	$10,831	$10,544
5/31/19	$10,559	$11,024	$11,234
6/30/19	$10,661	$11,162	$11,384
7/31/19	$10,680	$11,187	$11,402
8/31/19	$11,780	$11,476	$12,600
9/30/19	$11,482	$11,415	$12,285
10/31/19	$11,334	$11,450	$12,180
11/30/19	$11,323	$11,444	$12,117
12/31/19	$10,977	$11,436	$11,779
1/31/20	$11,787	$11,656	$12,585
2/29/20	$12,546	$11,866	$13,428
3/31/20	$13,260	$11,796	$14,241
4/30/20	$13,487	$12,006	$14,529
5/31/20	$13,268	$12,062	$14,258
6/30/20	$13,333	$12,137	$14,276
7/31/20	$13,871	$12,319	$14,879
8/31/20	$13,260	$12,219	$14,238
9/30/20	$13,311	$12,213	$14,293
10/31/20	$12,823	$12,158	$13,863
11/30/20	$13,028	$12,277	$14,029
12/31/20	$12,896	$12,294	$13,864
1/31/21	$12,509	$12,206	$13,364
2/28/21	$11,844	$12,030	$12,620
3/31/21	$11,245	$11,880	$11,990
4/30/21	$11,520	$11,974	$12,269
5/31/21	$11,491	$12,013	$12,325
6/30/21	$11,937	$12,097	$12,765
7/31/21	$12,384	$12,232	$13,231
8/31/21	$12,333	$12,209	$13,203
9/30/21	$11,979	$12,103	$12,825
10/31/21	$12,167	$12,100	$13,064
11/30/21	$12,464	$12,136	$13,410
12/31/21	$12,267	$12,105	$13,220
1/31/22	$11,802	$11,844	$12,672
2/28/22	$11,634	$11,712	$12,487
3/31/22	$11,033	$11,386	$11,821
4/30/22	$10,066	$10,954	$10,769
5/31/22	$9,876	$11,025	$10,566
6/30/22	$9,709	$10,852	$10,410
7/31/22	$9,979	$11,117	$10,688
8/31/22	$9,511	$10,803	$10,215
9/30/22	$8,768	$10,336	$9,408
10/31/22	$8,299	$10,202	$8,886
11/30/22	$8,896	$10,578	$9,514
12/31/22	$8,684	$10,530	$9,352
1/31/23	$9,282	$10,854	$9,952
2/28/23	$8,856	$10,573	$9,480
3/31/23	$9,252	$10,842	$9,929
4/30/23	$9,293	$10,908	$9,981
5/31/23	$9,037	$10,789	$9,702
6/30/23	$9,047	$10,750	$9,700
7/31/23	$8,854	$10,743	$9,490
8/31/23	$8,615	$10,674	$9,225
9/30/23	$7,991	$10,403	$8,552
10/31/23	$7,591	$10,239	$8,130
11/30/23	$8,278	$10,702	$8,875
12/31/23	$8,960	$11,112	$9,639
1/31/24	$8,816	$11,082	$9,426
2/29/24	$8,606	$10,925	$9,211
3/31/24	$8,707	$11,026	$9,325
4/30/24	$8,187	$10,747	$8,757
5/31/24	$8,423	$10,930	$9,007
6/30/24	$8,552	$11,033	$9,156
7/31/24	$8,858	$11,291	$9,483
8/31/24	$9,031	$11,453	$9,676
9/30/24	$9,220	$11,606	$9,872
10/31/24	$8,735	$11,319	$9,358
11/30/24	$8,905	$11,438	$9,528
12/31/24	$8,424	$11,251	$9,021
1/31/25	$8,485	$11,311	$9,058
2/28/25	$8,926	$11,560	$9,527
3/31/25	$8,854	$11,564	$9,442

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	1.68%	(7.76%)	(0.83%)
Class A (including sales charge)	(2.13%)	(8.46%)	(1.21%)
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg Long-Term Treasury Index	1.26%	(7.89%)	(0.57%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$828,253
# of Portfolio Holdings	355
Portfolio Turnover Rate	138%
Total Net Advisory Fees Paid During the Reporting Period	$2,142
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	156.1%
U.S. Government Agencies	19.2%
Non-Agency Mortgage-Backed Securities	2.5%
Asset-Backed Securities	1.2%
Corporate Bonds & Notes	0.3%
Affiliated Investments	3.2%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(82.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 1.79% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PFGAX

PIMCO Long-Term U.S. Government Fund

Annual Shareholder Report |

March 31, 2025

PIMS4003TSRAR_033125

Class C: PFGCX

PIMCO Long-Term U.S. Government Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$478	4.76%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. interest rate strategies overall, including duration, curve positioning, and instrument selection, contributed to performance, as the curve steepened at the long end.

  Exposure to Treasury Inflation-Protected Securities outside of the Bloomberg Long-Term Treasury Index contributed to performance, as breakeven inflation rates rose.

  Exposure to securitized strategies outside of the Bloomberg Long-Term Treasury Index contributed to performance, as the strategy outperformed like-duration U.S. Treasuries.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,697	$9,964	$9,689
5/31/15	$9,494	$9,940	$9,535
6/30/15	$9,123	$9,832	$9,170
7/31/15	$9,491	$9,900	$9,491
8/31/15	$9,408	$9,886	$9,489
9/30/15	$9,562	$9,953	$9,635
10/31/15	$9,515	$9,954	$9,583
11/30/15	$9,442	$9,928	$9,504
12/31/15	$9,365	$9,896	$9,503
1/31/16	$9,829	$10,032	$9,980
2/29/16	$10,058	$10,103	$10,277
3/31/16	$10,071	$10,196	$10,277
4/30/16	$10,039	$10,235	$10,226
5/31/16	$10,083	$10,238	$10,307
6/30/16	$10,722	$10,422	$10,940
7/31/16	$10,922	$10,488	$11,185
8/31/16	$10,826	$10,476	$11,079
9/30/16	$10,697	$10,470	$10,900
10/31/16	$10,253	$10,389	$10,456
11/30/16	$9,432	$10,144	$9,680
12/31/16	$9,392	$10,158	$9,629
1/31/17	$9,452	$10,178	$9,666
2/28/17	$9,590	$10,246	$9,817
3/31/17	$9,541	$10,241	$9,763
4/30/17	$9,680	$10,320	$9,914
5/31/17	$9,852	$10,399	$10,110
6/30/17	$9,913	$10,389	$10,150
7/31/17	$9,860	$10,434	$10,087
8/31/17	$10,144	$10,527	$10,434
9/30/17	$9,915	$10,477	$10,208
10/31/17	$9,910	$10,483	$10,201
11/30/17	$9,972	$10,470	$10,274
12/31/17	$10,132	$10,518	$10,450
1/31/18	$9,803	$10,397	$10,113
2/28/18	$9,506	$10,298	$9,809
3/31/18	$9,765	$10,364	$10,106
4/30/18	$9,550	$10,287	$9,909
5/31/18	$9,727	$10,360	$10,119
6/30/18	$9,773	$10,348	$10,137
7/31/18	$9,624	$10,350	$9,988
8/31/18	$9,753	$10,417	$10,145
9/30/18	$9,468	$10,350	$9,845
10/31/18	$9,186	$10,268	$9,545
11/30/18	$9,330	$10,329	$9,726
12/31/18	$9,810	$10,519	$10,258
1/31/19	$9,837	$10,631	$10,327
2/28/19	$9,718	$10,625	$10,200
3/31/19	$10,234	$10,829	$10,736
4/30/19	$10,036	$10,831	$10,544
5/31/19	$10,634	$11,024	$11,234
6/30/19	$10,730	$11,162	$11,384
7/31/19	$10,743	$11,187	$11,402
8/31/19	$11,841	$11,476	$12,600
9/30/19	$11,535	$11,415	$12,285
10/31/19	$11,380	$11,450	$12,180
11/30/19	$11,361	$11,444	$12,117
12/31/19	$11,007	$11,436	$11,779
1/31/20	$11,812	$11,656	$12,585
2/29/20	$12,565	$11,866	$13,428
3/31/20	$13,273	$11,796	$14,241
4/30/20	$13,492	$12,006	$14,529
5/31/20	$13,265	$12,062	$14,258
6/30/20	$13,321	$12,137	$14,276
7/31/20	$13,850	$12,319	$14,879
8/31/20	$13,231	$12,219	$14,238
9/30/20	$13,274	$12,213	$14,293
10/31/20	$12,778	$12,158	$13,863
11/30/20	$12,976	$12,277	$14,029
12/31/20	$12,835	$12,294	$13,864
1/31/21	$12,442	$12,206	$13,364
2/28/21	$11,775	$12,030	$12,620
3/31/21	$11,171	$11,880	$11,990
4/30/21	$11,437	$11,974	$12,269
5/31/21	$11,402	$12,013	$12,325
6/30/21	$11,837	$12,097	$12,765
7/31/21	$12,273	$12,232	$13,231
8/31/21	$12,215	$12,209	$13,203
9/30/21	$11,856	$12,103	$12,825
10/31/21	$12,035	$12,100	$13,064
11/30/21	$12,321	$12,136	$13,410
12/31/21	$12,118	$12,105	$13,220
1/31/22	$11,652	$11,844	$12,672
2/28/22	$11,479	$11,712	$12,487
3/31/22	$10,879	$11,386	$11,821
4/30/22	$9,919	$10,954	$10,769
5/31/22	$9,727	$11,025	$10,566
6/30/22	$9,556	$10,852	$10,410
7/31/22	$9,815	$11,117	$10,688
8/31/22	$9,349	$10,803	$10,215
9/30/22	$8,612	$10,336	$9,408
10/31/22	$8,147	$10,202	$8,886
11/30/22	$8,728	$10,578	$9,514
12/31/22	$8,514	$10,530	$9,352
1/31/23	$9,095	$10,854	$9,952
2/28/23	$8,673	$10,573	$9,480
3/31/23	$9,054	$10,842	$9,929
4/30/23	$9,089	$10,908	$9,981
5/31/23	$8,833	$10,789	$9,702
6/30/23	$8,837	$10,750	$9,700
7/31/23	$8,644	$10,743	$9,490
8/31/23	$8,405	$10,674	$9,225
9/30/23	$7,791	$10,403	$8,552
10/31/23	$7,397	$10,239	$8,130
11/30/23	$8,061	$10,702	$8,875
12/31/23	$8,719	$11,112	$9,639
1/31/24	$8,574	$11,082	$9,426
2/29/24	$8,364	$10,925	$9,211
3/31/24	$8,458	$11,026	$9,325
4/30/24	$7,948	$10,747	$8,757
5/31/24	$8,171	$10,930	$9,007
6/30/24	$8,292	$11,033	$9,156
7/31/24	$8,583	$11,291	$9,483
8/31/24	$8,744	$11,453	$9,676
9/30/24	$8,923	$11,606	$9,872
10/31/24	$8,448	$11,319	$9,358
11/30/24	$8,606	$11,438	$9,528
12/31/24	$8,137	$11,251	$9,021
1/31/25	$8,190	$11,311	$9,058
2/28/25	$8,611	$11,560	$9,527
3/31/25	$8,536	$11,564	$9,442

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	0.92%	(8.45%)	(1.57%)
Class C (including sales charge)	(0.06%)	(8.45%)	(1.57%)
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg Long-Term Treasury Index	1.26%	(7.89%)	(0.57%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$828,253
# of Portfolio Holdings	355
Portfolio Turnover Rate	138%
Total Net Advisory Fees Paid During the Reporting Period	$2,142
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	156.1%
U.S. Government Agencies	19.2%
Non-Agency Mortgage-Backed Securities	2.5%
Asset-Backed Securities	1.2%
Corporate Bonds & Notes	0.3%
Affiliated Investments	3.2%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(82.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 1.79% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PFGCX

PIMCO Long-Term U.S. Government Fund

Annual Shareholder Report |

March 31, 2025

PIMS4203TSRAR_033125

Institutional Class: PGOVX

PIMCO Long-Term U.S. Government Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$369	3.66%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. interest rate strategies overall, including duration, curve positioning, and instrument selection, contributed to performance, as the curve steepened at the long end.

  Exposure to Treasury Inflation-Protected Securities outside of the Bloomberg Long-Term Treasury Index contributed to performance, as breakeven inflation rates rose.

  Exposure to securitized strategies outside of the Bloomberg Long-Term Treasury Index contributed to performance, as the strategy outperformed like-duration U.S. Treasuries.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$970,629	$996,412	$968,923
5/31/15	$951,114	$994,012	$953,535
6/30/15	$914,845	$983,174	$916,984
7/31/15	$952,627	$990,008	$949,096
8/31/15	$945,135	$988,586	$948,913
9/30/15	$961,490	$995,273	$963,527
10/31/15	$957,695	$995,439	$958,270
11/30/15	$951,116	$992,809	$950,411
12/31/15	$944,381	$989,601	$950,251
1/31/16	$991,958	$1,003,219	$997,994
2/29/16	$1,015,946	$1,010,335	$1,027,731
3/31/16	$1,018,229	$1,019,605	$1,027,728
4/30/16	$1,015,888	$1,023,519	$1,022,583
5/31/16	$1,021,336	$1,023,781	$1,030,694
6/30/16	$1,086,950	$1,042,177	$1,093,963
7/31/16	$1,108,295	$1,048,765	$1,118,497
8/31/16	$1,099,514	$1,047,566	$1,107,881
9/30/16	$1,087,542	$1,046,952	$1,090,045
10/31/16	$1,043,326	$1,038,944	$1,045,585
11/30/16	$960,652	$1,014,369	$968,013
12/31/16	$957,545	$1,015,800	$962,856
1/31/17	$964,484	$1,017,793	$966,643
2/28/17	$979,387	$1,024,634	$981,706
3/31/17	$975,318	$1,024,097	$976,291
4/30/17	$990,391	$1,032,000	$991,358
5/31/17	$1,008,865	$1,039,943	$1,010,963
6/30/17	$1,016,102	$1,038,896	$1,014,986
7/31/17	$1,011,567	$1,043,367	$1,008,715
8/31/17	$1,041,699	$1,052,726	$1,043,361
9/30/17	$1,019,076	$1,047,712	$1,020,825
10/31/17	$1,019,575	$1,048,319	$1,020,054
11/30/17	$1,026,829	$1,046,973	$1,027,367
12/31/17	$1,044,349	$1,051,778	$1,045,003
1/31/18	$1,011,369	$1,039,665	$1,011,257
2/28/18	$981,562	$1,029,809	$980,890
3/31/18	$1,009,180	$1,036,414	$1,010,584
4/30/18	$987,916	$1,028,705	$990,939
5/31/18	$1,007,069	$1,036,047	$1,011,903
6/30/18	$1,012,823	$1,034,773	$1,013,703
7/31/18	$998,261	$1,035,019	$998,785
8/31/18	$1,012,715	$1,041,679	$1,014,533
9/30/18	$983,936	$1,034,971	$984,481
10/31/18	$955,453	$1,026,792	$954,490
11/30/18	$971,437	$1,032,921	$972,553
12/31/18	$1,022,231	$1,051,898	$1,025,765
1/31/19	$1,025,993	$1,063,068	$1,032,651
2/28/19	$1,014,494	$1,062,452	$1,020,031
3/31/19	$1,069,242	$1,082,853	$1,073,637
4/30/19	$1,049,501	$1,083,130	$1,054,413
5/31/19	$1,113,097	$1,102,358	$1,123,410
6/30/19	$1,124,130	$1,116,201	$1,138,407
7/31/19	$1,126,512	$1,118,657	$1,140,231
8/31/19	$1,242,873	$1,147,643	$1,259,951
9/30/19	$1,211,718	$1,141,531	$1,228,522
10/31/19	$1,196,548	$1,144,969	$1,217,968
11/30/19	$1,195,661	$1,144,386	$1,211,676
12/31/19	$1,159,487	$1,143,588	$1,177,859
1/31/20	$1,245,404	$1,165,596	$1,258,485
2/29/20	$1,325,904	$1,186,575	$1,342,812
3/31/20	$1,401,835	$1,179,592	$1,424,083
4/30/20	$1,426,242	$1,200,561	$1,452,894
5/31/20	$1,403,495	$1,206,151	$1,425,773
6/30/20	$1,410,722	$1,213,749	$1,427,620
7/31/20	$1,468,164	$1,231,878	$1,487,948
8/31/20	$1,403,786	$1,221,935	$1,423,797
9/30/20	$1,409,646	$1,221,265	$1,429,274
10/31/20	$1,358,359	$1,215,812	$1,386,261
11/30/20	$1,380,514	$1,227,742	$1,402,902
12/31/20	$1,366,945	$1,229,433	$1,386,374
1/31/21	$1,326,255	$1,220,618	$1,336,354
2/28/21	$1,256,162	$1,202,992	$1,261,956
3/31/21	$1,192,911	$1,187,971	$1,199,044
4/30/21	$1,222,514	$1,197,356	$1,226,947
5/31/21	$1,219,784	$1,201,268	$1,232,476
6/30/21	$1,267,487	$1,209,708	$1,276,534
7/31/21	$1,315,347	$1,223,233	$1,323,096
8/31/21	$1,310,326	$1,220,905	$1,320,312
9/30/21	$1,273,072	$1,210,334	$1,282,512
10/31/21	$1,293,448	$1,210,000	$1,306,357
11/30/21	$1,325,331	$1,213,580	$1,341,029
12/31/21	$1,304,783	$1,210,475	$1,321,960
1/31/22	$1,255,724	$1,184,396	$1,267,250
2/28/22	$1,238,139	$1,171,183	$1,248,725
3/31/22	$1,174,543	$1,138,645	$1,182,061
4/30/22	$1,071,943	$1,095,436	$1,076,950
5/31/22	$1,052,055	$1,102,499	$1,056,570
6/30/22	$1,034,507	$1,085,203	$1,040,989
7/31/22	$1,063,589	$1,111,719	$1,068,763
8/31/22	$1,014,046	$1,080,306	$1,021,452
9/30/22	$935,063	$1,033,630	$940,760
10/31/22	$885,334	$1,020,242	$888,561
11/30/22	$949,272	$1,057,762	$951,398
12/31/22	$926,932	$1,052,991	$935,214
1/31/23	$991,119	$1,085,385	$995,161
2/28/23	$945,883	$1,057,322	$947,955
3/31/23	$988,424	$1,084,180	$992,889
4/30/23	$993,121	$1,090,751	$998,063
5/31/23	$966,074	$1,078,874	$970,168
6/30/23	$967,393	$1,075,027	$970,008
7/31/23	$947,037	$1,074,277	$948,979
8/31/23	$921,735	$1,067,415	$922,519
9/30/23	$855,279	$1,040,290	$855,227
10/31/23	$812,685	$1,023,873	$813,023
11/30/23	$886,469	$1,070,241	$887,466
12/31/23	$959,745	$1,111,209	$963,864
1/31/24	$944,619	$1,108,157	$942,642
2/29/24	$922,314	$1,092,501	$921,127
3/31/24	$933,514	$1,102,589	$932,475
4/30/24	$878,005	$1,074,739	$875,668
5/31/24	$903,572	$1,092,959	$900,684
6/30/24	$917,665	$1,103,307	$915,552
7/31/24	$950,727	$1,129,077	$948,276
8/31/24	$969,623	$1,145,301	$967,589
9/30/24	$990,224	$1,160,636	$987,158
10/31/24	$938,402	$1,131,854	$935,768
11/30/24	$956,898	$1,143,821	$952,756
12/31/24	$905,561	$1,125,101	$902,066
1/31/25	$912,351	$1,131,070	$905,820
2/28/25	$960,076	$1,155,956	$952,710
3/31/25	$952,518	$1,156,391	$944,235

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	2.04%	(7.44%)	(0.49%)
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg Long-Term Treasury Index	1.26%	(7.89%)	(0.57%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$828,253
# of Portfolio Holdings	355
Portfolio Turnover Rate	138%
Total Net Advisory Fees Paid During the Reporting Period	$2,142
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	156.1%
U.S. Government Agencies	19.2%
Non-Agency Mortgage-Backed Securities	2.5%
Asset-Backed Securities	1.2%
Corporate Bonds & Notes	0.3%
Affiliated Investments	3.2%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(82.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 1.79% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PGOVX

PIMCO Long-Term U.S. Government Fund

Annual Shareholder Report |

March 31, 2025

PIMS0101TSRAR_033125

I-2: PLTPX

PIMCO Long-Term U.S. Government Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$379	3.76%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. interest rate strategies overall, including duration, curve positioning, and instrument selection, contributed to performance, as the curve steepened at the long end.

  Exposure to Treasury Inflation-Protected Securities outside of the Bloomberg Long-Term Treasury Index contributed to performance, as breakeven inflation rates rose.

  Exposure to securitized strategies outside of the Bloomberg Long-Term Treasury Index contributed to performance, as the strategy outperformed like-duration U.S. Treasuries.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$970,547	$996,412	$968,923
5/31/15	$950,954	$994,012	$953,535
6/30/15	$914,614	$983,174	$916,984
7/31/15	$952,303	$990,008	$949,096
8/31/15	$944,738	$988,586	$948,913
9/30/15	$961,010	$995,273	$963,527
10/31/15	$957,137	$995,439	$958,270
11/30/15	$950,489	$992,809	$950,411
12/31/15	$943,671	$989,601	$950,251
1/31/16	$991,138	$1,003,219	$997,994
2/29/16	$1,015,027	$1,010,335	$1,027,731
3/31/16	$1,017,221	$1,019,605	$1,027,728
4/30/16	$1,014,796	$1,023,519	$1,022,583
5/31/16	$1,020,147	$1,023,781	$1,030,694
6/30/16	$1,085,600	$1,042,177	$1,093,963
7/31/16	$1,106,825	$1,048,765	$1,118,497
8/31/16	$1,097,964	$1,047,566	$1,107,881
9/30/16	$1,085,914	$1,046,952	$1,090,045
10/31/16	$1,041,673	$1,038,944	$1,045,585
11/30/16	$959,046	$1,014,369	$968,013
12/31/16	$955,831	$1,015,800	$962,856
1/31/17	$962,677	$1,017,793	$966,643
2/28/17	$977,478	$1,024,634	$981,706
3/31/17	$973,331	$1,024,097	$976,291
4/30/17	$988,300	$1,032,000	$991,358
5/31/17	$1,006,652	$1,039,943	$1,010,963
6/30/17	$1,013,785	$1,038,896	$1,014,986
7/31/17	$1,009,180	$1,043,367	$1,008,715
8/31/17	$1,039,155	$1,052,726	$1,043,361
9/30/17	$1,016,500	$1,047,712	$1,020,825
10/31/17	$1,016,909	$1,048,319	$1,020,054
11/30/17	$1,024,060	$1,046,973	$1,027,367
12/31/17	$1,041,441	$1,051,778	$1,045,003
1/31/18	$1,008,471	$1,039,665	$1,011,257
2/28/18	$978,676	$1,029,809	$980,890
3/31/18	$1,006,125	$1,036,414	$1,010,584
4/30/18	$984,849	$1,028,705	$990,939
5/31/18	$1,003,859	$1,036,047	$1,011,903
6/30/18	$1,009,512	$1,034,773	$1,013,703
7/31/18	$994,918	$1,035,019	$998,785
8/31/18	$1,009,231	$1,041,679	$1,014,533
9/30/18	$980,478	$1,034,971	$984,481
10/31/18	$952,002	$1,026,792	$954,490
11/30/18	$967,843	$1,032,921	$972,553
12/31/18	$1,018,338	$1,051,898	$1,025,765
1/31/19	$1,022,013	$1,063,068	$1,032,651
2/28/19	$1,010,473	$1,062,452	$1,020,031
3/31/19	$1,064,917	$1,082,853	$1,073,637
4/30/19	$1,045,171	$1,083,130	$1,054,413
5/31/19	$1,108,411	$1,102,358	$1,123,410
6/30/19	$1,119,315	$1,116,201	$1,138,407
7/31/19	$1,121,593	$1,118,657	$1,140,231
8/31/19	$1,237,338	$1,147,643	$1,259,951
9/30/19	$1,206,232	$1,141,531	$1,228,522
10/31/19	$1,191,030	$1,144,969	$1,217,968
11/30/19	$1,190,046	$1,144,386	$1,211,676
12/31/19	$1,153,949	$1,143,588	$1,177,859
1/31/20	$1,239,352	$1,165,596	$1,258,485
2/29/20	$1,319,364	$1,186,575	$1,342,812
3/31/20	$1,394,820	$1,179,592	$1,424,083
4/30/20	$1,418,984	$1,200,561	$1,452,894
5/31/20	$1,396,232	$1,206,151	$1,425,773
6/30/20	$1,403,303	$1,213,749	$1,427,620
7/31/20	$1,460,320	$1,231,878	$1,487,948
8/31/20	$1,396,181	$1,221,935	$1,423,797
9/30/20	$1,401,893	$1,221,265	$1,429,274
10/31/20	$1,350,768	$1,215,812	$1,386,261
11/30/20	$1,372,691	$1,227,742	$1,402,902
12/31/20	$1,359,071	$1,229,433	$1,386,374
1/31/21	$1,318,514	$1,220,618	$1,336,354
2/28/21	$1,248,733	$1,202,992	$1,261,956
3/31/21	$1,185,751	$1,187,971	$1,199,044
4/30/21	$1,215,072	$1,197,356	$1,226,947
5/31/21	$1,212,262	$1,201,268	$1,232,476
6/30/21	$1,259,571	$1,209,708	$1,276,534
7/31/21	$1,307,018	$1,223,233	$1,323,096
8/31/21	$1,301,922	$1,220,905	$1,320,312
9/30/21	$1,264,789	$1,210,334	$1,282,512
10/31/21	$1,284,936	$1,210,000	$1,306,357
11/30/21	$1,316,503	$1,213,580	$1,341,029
12/31/21	$1,295,972	$1,210,475	$1,321,960
1/31/22	$1,247,146	$1,184,396	$1,267,250
2/28/22	$1,229,589	$1,171,183	$1,248,725
3/31/22	$1,166,333	$1,138,645	$1,182,061
4/30/22	$1,064,358	$1,095,436	$1,076,950
5/31/22	$1,044,524	$1,102,499	$1,056,570
6/30/22	$1,027,018	$1,085,203	$1,040,989
7/31/22	$1,055,803	$1,111,719	$1,068,763
8/31/22	$1,006,536	$1,080,306	$1,021,452
9/30/22	$928,053	$1,033,630	$940,760
10/31/22	$878,625	$1,020,242	$888,561
11/30/22	$942,005	$1,057,762	$951,398
12/31/22	$919,750	$1,052,991	$935,214
1/31/23	$983,363	$1,085,385	$995,161
2/28/23	$938,407	$1,057,322	$947,955
3/31/23	$980,521	$1,084,180	$992,889
4/30/23	$985,105	$1,090,751	$998,063
5/31/23	$958,193	$1,078,874	$970,168
6/30/23	$959,417	$1,075,027	$970,008
7/31/23	$939,158	$1,074,277	$948,979
8/31/23	$913,990	$1,067,415	$922,519
9/30/23	$848,018	$1,040,290	$855,227
10/31/23	$805,717	$1,023,873	$813,023
11/30/23	$878,801	$1,070,241	$887,466
12/31/23	$951,361	$1,111,209	$963,864
1/31/24	$936,296	$1,108,157	$942,642
2/29/24	$914,116	$1,092,501	$921,127
3/31/24	$925,137	$1,102,589	$932,475
4/30/24	$870,053	$1,074,739	$875,668
5/31/24	$895,308	$1,092,959	$900,684
6/30/24	$909,201	$1,103,307	$915,552
7/31/24	$941,880	$1,129,077	$948,276
8/31/24	$960,512	$1,145,301	$967,589
9/30/24	$980,846	$1,160,636	$987,158
10/31/24	$929,432	$1,131,854	$935,768
11/30/24	$947,672	$1,143,821	$952,756
12/31/24	$896,751	$1,125,101	$902,066
1/31/25	$903,397	$1,131,070	$905,820
2/28/25	$950,583	$1,155,956	$952,710
3/31/25	$943,021	$1,156,391	$944,235

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	1.93%	(7.53%)	(0.58%)
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg Long-Term Treasury Index	1.26%	(7.89%)	(0.57%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$828,253
# of Portfolio Holdings	355
Portfolio Turnover Rate	138%
Total Net Advisory Fees Paid During the Reporting Period	$2,142
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	156.1%
U.S. Government Agencies	19.2%
Non-Agency Mortgage-Backed Securities	2.5%
Asset-Backed Securities	1.2%
Corporate Bonds & Notes	0.3%
Affiliated Investments	3.2%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(82.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 1.79% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PLTPX

PIMCO Long-Term U.S. Government Fund

Annual Shareholder Report |

March 31, 2025

PIMS1903TSRAR_033125

Class A: ATMAX

PIMCO Low Duration Opportunities Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.97%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the curve and rose across the long end of the curve.

  Long exposure to the Turkish lira contributed to performance, as interest rate differentials generated positive returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate and long end of the Australian yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/15	$9,625	$10,000	$10,000
4/30/15	$9,647	$9,964	$10,009
5/31/15	$9,661	$9,940	$10,017
6/30/15	$9,648	$9,832	$10,014
7/31/15	$9,652	$9,900	$10,020
8/31/15	$9,510	$9,886	$10,014
9/30/15	$9,322	$9,953	$10,043
10/31/15	$9,421	$9,954	$10,040
11/30/15	$9,491	$9,928	$10,021
12/31/15	$9,557	$9,896	$10,007
1/31/16	$9,392	$10,032	$10,060
2/29/16	$9,286	$10,103	$10,069
3/31/16	$9,496	$10,196	$10,105
4/30/16	$9,629	$10,235	$10,119
5/31/16	$9,665	$10,238	$10,113
6/30/16	$9,586	$10,422	$10,173
7/31/16	$9,670	$10,488	$10,175
8/31/16	$9,716	$10,476	$10,165
9/30/16	$9,850	$10,470	$10,177
10/31/16	$9,916	$10,389	$10,173
11/30/16	$9,771	$10,144	$10,132
12/31/16	$9,948	$10,158	$10,138
1/31/17	$10,091	$10,178	$10,157
2/28/17	$10,196	$10,246	$10,174
3/31/17	$10,264	$10,241	$10,180
4/30/17	$10,361	$10,320	$10,199
5/31/17	$10,421	$10,399	$10,216
6/30/17	$10,454	$10,389	$10,212
7/31/17	$10,503	$10,434	$10,238
8/31/17	$10,573	$10,527	$10,259
9/30/17	$10,625	$10,477	$10,247
10/31/17	$10,637	$10,483	$10,244
11/30/17	$10,690	$10,470	$10,223
12/31/17	$10,687	$10,518	$10,226
1/31/18	$10,785	$10,397	$10,199
2/28/18	$10,831	$10,298	$10,189
3/31/18	$10,858	$10,364	$10,205
4/30/18	$10,883	$10,287	$10,195
5/31/18	$10,924	$10,360	$10,233
6/30/18	$10,936	$10,348	$10,234
7/31/18	$10,986	$10,350	$10,240
8/31/18	$10,983	$10,417	$10,276
9/30/18	$10,977	$10,350	$10,269
10/31/18	$11,008	$10,268	$10,280
11/30/18	$10,998	$10,329	$10,310
12/31/18	$11,024	$10,519	$10,390
1/31/19	$11,142	$10,631	$10,431
2/28/19	$11,192	$10,625	$10,448
3/31/19	$11,237	$10,829	$10,516
4/30/19	$11,305	$10,831	$10,540
5/31/19	$11,324	$11,024	$10,614
6/30/19	$11,370	$11,162	$10,673
7/31/19	$11,364	$11,187	$10,669
8/31/19	$11,261	$11,476	$10,753
9/30/19	$11,273	$11,415	$10,748
10/31/19	$11,360	$11,450	$10,784
11/30/19	$11,415	$11,444	$10,785
12/31/19	$11,553	$11,436	$10,809
1/31/20	$11,541	$11,656	$10,870
2/29/20	$11,529	$11,866	$10,959
3/31/20	$11,101	$11,796	$11,003
4/30/20	$11,286	$12,006	$11,063
5/31/20	$11,442	$12,062	$11,084
6/30/20	$11,591	$12,137	$11,100
7/31/20	$11,665	$12,319	$11,116
8/31/20	$11,728	$12,219	$11,118
9/30/20	$11,748	$12,213	$11,117
10/31/20	$11,802	$12,158	$11,117
11/30/20	$11,920	$12,277	$11,128
12/31/20	$12,003	$12,294	$11,142
1/31/21	$12,033	$12,206	$11,147
2/28/21	$12,042	$12,030	$11,140
3/31/21	$12,018	$11,880	$11,134
4/30/21	$12,049	$11,974	$11,143
5/31/21	$12,079	$12,013	$11,156
6/30/21	$12,054	$12,097	$11,140
7/31/21	$12,082	$12,232	$11,159
8/31/21	$12,077	$12,209	$11,159
9/30/21	$12,051	$12,103	$11,150
10/31/21	$11,948	$12,100	$11,113
11/30/21	$11,965	$12,136	$11,104
12/31/21	$12,006	$12,105	$11,087
1/31/22	$11,934	$11,844	$11,008
2/28/22	$11,841	$11,712	$10,959
3/31/22	$11,628	$11,386	$10,810
4/30/22	$11,426	$10,954	$10,750
5/31/22	$11,468	$11,025	$10,816
6/30/22	$11,281	$10,852	$10,741
7/31/22	$11,472	$11,117	$10,798
8/31/22	$11,269	$10,803	$10,711
9/30/22	$11,034	$10,336	$10,580
10/31/22	$11,044	$10,202	$10,566
11/30/22	$11,207	$10,578	$10,653
12/31/22	$11,236	$10,530	$10,674
1/31/23	$11,411	$10,854	$10,762
2/28/23	$11,326	$10,573	$10,681
3/31/23	$11,412	$10,842	$10,836
4/30/23	$11,452	$10,908	$10,873
5/31/23	$11,442	$10,789	$10,840
6/30/23	$11,466	$10,750	$10,797
7/31/23	$11,564	$10,743	$10,843
8/31/23	$11,585	$10,674	$10,883
9/30/23	$11,513	$10,403	$10,876
10/31/23	$11,451	$10,239	$10,911
11/30/23	$11,769	$10,702	$11,038
12/31/23	$11,972	$11,112	$11,171
1/31/24	$12,029	$11,082	$11,215
2/29/24	$12,027	$10,925	$11,176
3/31/24	$12,102	$11,026	$11,222
4/30/24	$12,086	$10,747	$11,184
5/31/24	$12,202	$10,930	$11,265
6/30/24	$12,242	$11,033	$11,328
7/31/24	$12,390	$11,291	$11,462
8/31/24	$12,433	$11,453	$11,567
9/30/24	$12,566	$11,606	$11,663
10/31/24	$12,509	$11,319	$11,596
11/30/24	$12,649	$11,438	$11,635
12/31/24	$12,679	$11,251	$11,661
1/31/25	$12,805	$11,311	$11,714
2/28/25	$12,890	$11,560	$11,797
3/31/25	$12,945	$11,564	$11,851

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	6.96%	3.12%	3.01%
Class A (including sales charge)	2.91%	2.34%	2.61%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate 1-3 Years Index	5.61%	1.50%	1.71%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$96,485
# of Portfolio Holdings	746
Portfolio Turnover Rate	951%
Total Net Advisory Fees Paid During the Reporting Period	$233
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	63.2%
Corporate Bonds & Notes	23.2%
U.S. Treasury Obligations	11.6%
Sovereign Issues	10.1%
Asset-Backed Securities	8.9%
Non-Agency Mortgage-Backed Securities	1.5%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	24.0%
Affiliated Investments	17.8%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(60.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: ATMAX

PIMCO Low Duration Opportunities Fund

Annual Shareholder Report |

March 31, 2025

PIMS6001TSRAR_033125

Class C: ATMCX

PIMCO Low Duration Opportunities Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.72%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the curve and rose across the long end of the curve.

  Long exposure to the Turkish lira contributed to performance, as interest rate differentials generated positive returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate and long end of the Australian yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,022	$9,964	$10,009
5/31/15	$10,031	$9,940	$10,017
6/30/15	$10,011	$9,832	$10,014
7/31/15	$10,009	$9,900	$10,020
8/31/15	$9,855	$9,886	$10,014
9/30/15	$9,655	$9,953	$10,043
10/31/15	$9,751	$9,954	$10,040
11/30/15	$9,818	$9,928	$10,021
12/31/15	$9,879	$9,896	$10,007
1/31/16	$9,703	$10,032	$10,060
2/29/16	$9,587	$10,103	$10,069
3/31/16	$9,798	$10,196	$10,105
4/30/16	$9,929	$10,235	$10,119
5/31/16	$9,960	$10,238	$10,113
6/30/16	$9,873	$10,422	$10,173
7/31/16	$9,953	$10,488	$10,175
8/31/16	$9,993	$10,476	$10,165
9/30/16	$10,125	$10,470	$10,177
10/31/16	$10,187	$10,389	$10,173
11/30/16	$10,032	$10,144	$10,132
12/31/16	$10,206	$10,158	$10,138
1/31/17	$10,347	$10,178	$10,157
2/28/17	$10,448	$10,246	$10,174
3/31/17	$10,511	$10,241	$10,180
4/30/17	$10,604	$10,320	$10,199
5/31/17	$10,659	$10,399	$10,216
6/30/17	$10,686	$10,389	$10,212
7/31/17	$10,730	$10,434	$10,238
8/31/17	$10,794	$10,527	$10,259
9/30/17	$10,841	$10,477	$10,247
10/31/17	$10,846	$10,483	$10,244
11/30/17	$10,893	$10,470	$10,223
12/31/17	$10,883	$10,518	$10,226
1/31/18	$10,976	$10,397	$10,199
2/28/18	$11,017	$10,298	$10,189
3/31/18	$11,037	$10,364	$10,205
4/30/18	$11,055	$10,287	$10,195
5/31/18	$11,090	$10,360	$10,233
6/30/18	$11,095	$10,348	$10,234
7/31/18	$11,139	$10,350	$10,240
8/31/18	$11,129	$10,417	$10,276
9/30/18	$11,117	$10,350	$10,269
10/31/18	$11,140	$10,268	$10,280
11/30/18	$11,124	$10,329	$10,310
12/31/18	$11,143	$10,519	$10,390
1/31/19	$11,255	$10,631	$10,431
2/28/19	$11,299	$10,625	$10,448
3/31/19	$11,338	$10,829	$10,516
4/30/19	$11,400	$10,831	$10,540
5/31/19	$11,411	$11,024	$10,614
6/30/19	$11,451	$11,162	$10,673
7/31/19	$11,437	$11,187	$10,669
8/31/19	$11,326	$11,476	$10,753
9/30/19	$11,332	$11,415	$10,748
10/31/19	$11,411	$11,450	$10,784
11/30/19	$11,460	$11,444	$10,785
12/31/19	$11,591	$11,436	$10,809
1/31/20	$11,572	$11,656	$10,870
2/29/20	$11,552	$11,866	$10,959
3/31/20	$11,117	$11,796	$11,003
4/30/20	$11,295	$12,006	$11,063
5/31/20	$11,444	$12,062	$11,084
6/30/20	$11,586	$12,137	$11,100
7/31/20	$11,652	$12,319	$11,116
8/31/20	$11,708	$12,219	$11,118
9/30/20	$11,721	$12,213	$11,117
10/31/20	$11,767	$12,158	$11,117
11/30/20	$11,878	$12,277	$11,128
12/31/20	$11,952	$12,294	$11,142
1/31/21	$11,975	$12,206	$11,147
2/28/21	$11,977	$12,030	$11,140
3/31/21	$11,946	$11,880	$11,134
4/30/21	$11,969	$11,974	$11,143
5/31/21	$11,991	$12,013	$11,156
6/30/21	$11,959	$12,097	$11,140
7/31/21	$11,981	$12,232	$11,159
8/31/21	$11,970	$12,209	$11,159
9/30/21	$11,937	$12,103	$11,150
10/31/21	$11,829	$12,100	$11,113
11/30/21	$11,839	$12,136	$11,104
12/31/21	$11,861	$12,105	$11,087
1/31/22	$11,785	$11,844	$11,008
2/28/22	$11,698	$11,712	$10,959
3/31/22	$11,480	$11,386	$10,810
4/30/22	$11,274	$10,954	$10,750
5/31/22	$11,306	$11,025	$10,816
6/30/22	$11,110	$10,852	$10,741
7/31/22	$11,285	$11,117	$10,798
8/31/22	$11,079	$10,803	$10,711
9/30/22	$10,840	$10,336	$10,580
10/31/22	$10,843	$10,202	$10,566
11/30/22	$10,997	$10,578	$10,653
12/31/22	$11,018	$10,530	$10,674
1/31/23	$11,183	$10,854	$10,762
2/28/23	$11,093	$10,573	$10,681
3/31/23	$11,170	$10,842	$10,836
4/30/23	$11,202	$10,908	$10,873
5/31/23	$11,186	$10,789	$10,840
6/30/23	$11,201	$10,750	$10,797
7/31/23	$11,291	$10,743	$10,843
8/31/23	$11,304	$10,674	$10,883
9/30/23	$11,227	$10,403	$10,876
10/31/23	$11,159	$10,239	$10,911
11/30/23	$11,461	$10,702	$11,038
12/31/23	$11,652	$11,112	$11,171
1/31/24	$11,700	$11,082	$11,215
2/29/24	$11,691	$10,925	$11,176
3/31/24	$11,757	$11,026	$11,222
4/30/24	$11,734	$10,747	$11,184
5/31/24	$11,839	$10,930	$11,265
6/30/24	$11,870	$11,033	$11,328
7/31/24	$12,006	$11,291	$11,462
8/31/24	$12,040	$11,453	$11,567
9/30/24	$12,162	$11,606	$11,663
10/31/24	$12,099	$11,319	$11,596
11/30/24	$12,227	$11,438	$11,635
12/31/24	$12,248	$11,251	$11,661
1/31/25	$12,361	$11,311	$11,714
2/28/25	$12,436	$11,560	$11,797
3/31/25	$12,482	$11,564	$11,851

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	6.17%	2.34%	2.24%
Class C (including sales charge)	5.17%	2.34%	2.24%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate 1-3 Years Index	5.61%	1.50%	1.71%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$96,485
# of Portfolio Holdings	746
Portfolio Turnover Rate	951%
Total Net Advisory Fees Paid During the Reporting Period	$233
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	63.2%
Corporate Bonds & Notes	23.2%
U.S. Treasury Obligations	11.6%
Sovereign Issues	10.1%
Asset-Backed Securities	8.9%
Non-Agency Mortgage-Backed Securities	1.5%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	24.0%
Affiliated Investments	17.8%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(60.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: ATMCX

PIMCO Low Duration Opportunities Fund

Annual Shareholder Report |

March 31, 2025

PIMS6201TSRAR_033125

Institutional Class: PUTIX

PIMCO Low Duration Opportunities Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	0.57%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the curve and rose across the long end of the curve.

  Long exposure to the Turkish lira contributed to performance, as interest rate differentials generated positive returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate and long end of the Australian yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,002,616	$996,412	$1,000,855
5/31/15	$1,004,461	$994,012	$1,001,654
6/30/15	$1,003,392	$983,174	$1,001,367
7/31/15	$1,004,250	$990,008	$1,001,988
8/31/15	$989,731	$988,586	$1,001,378
9/30/15	$970,515	$995,273	$1,004,343
10/31/15	$981,124	$995,439	$1,003,996
11/30/15	$988,768	$992,809	$1,002,110
12/31/15	$996,025	$989,601	$1,000,748
1/31/16	$979,119	$1,003,219	$1,005,954
2/29/16	$968,343	$1,010,335	$1,006,904
3/31/16	$990,585	$1,019,605	$1,010,496
4/30/16	$1,004,757	$1,023,519	$1,011,926
5/31/16	$1,008,902	$1,023,781	$1,011,278
6/30/16	$1,000,979	$1,042,177	$1,017,346
7/31/16	$1,010,054	$1,048,765	$1,017,525
8/31/16	$1,015,184	$1,047,566	$1,016,481
9/30/16	$1,029,541	$1,046,952	$1,017,661
10/31/16	$1,036,837	$1,038,944	$1,017,342
11/30/16	$1,021,999	$1,014,369	$1,013,225
12/31/16	$1,040,850	$1,015,800	$1,013,832
1/31/17	$1,056,181	$1,017,793	$1,015,733
2/28/17	$1,067,439	$1,024,634	$1,017,371
3/31/17	$1,074,951	$1,024,097	$1,017,981
4/30/17	$1,085,415	$1,032,000	$1,019,863
5/31/17	$1,092,077	$1,039,943	$1,021,610
6/30/17	$1,095,963	$1,038,896	$1,021,187
7/31/17	$1,101,469	$1,043,367	$1,023,829
8/31/17	$1,109,200	$1,052,726	$1,025,915
9/30/17	$1,115,046	$1,047,712	$1,024,667
10/31/17	$1,116,607	$1,048,319	$1,024,431
11/30/17	$1,122,515	$1,046,973	$1,022,271
12/31/17	$1,122,627	$1,051,778	$1,022,600
1/31/18	$1,133,303	$1,039,665	$1,019,853
2/28/18	$1,138,457	$1,029,809	$1,018,886
3/31/18	$1,141,722	$1,036,414	$1,020,509
4/30/18	$1,144,659	$1,028,705	$1,019,458
5/31/18	$1,149,416	$1,036,047	$1,023,295
6/30/18	$1,151,012	$1,034,773	$1,023,417
7/31/18	$1,156,647	$1,035,019	$1,023,992
8/31/18	$1,156,852	$1,041,679	$1,027,606
9/30/18	$1,156,554	$1,034,971	$1,026,878
10/31/18	$1,160,136	$1,026,792	$1,027,964
11/30/18	$1,159,565	$1,032,921	$1,030,984
12/31/18	$1,162,626	$1,051,898	$1,038,997
1/31/19	$1,175,455	$1,063,068	$1,043,120
2/28/19	$1,181,054	$1,062,452	$1,044,754
3/31/19	$1,186,272	$1,082,853	$1,051,634
4/30/19	$1,193,882	$1,083,130	$1,053,996
5/31/19	$1,196,296	$1,102,358	$1,061,396
6/30/19	$1,201,530	$1,116,201	$1,067,264
7/31/19	$1,201,259	$1,118,657	$1,066,905
8/31/19	$1,190,817	$1,147,643	$1,075,278
9/30/19	$1,192,460	$1,141,531	$1,074,794
10/31/19	$1,202,018	$1,144,969	$1,078,449
11/30/19	$1,208,278	$1,144,386	$1,078,453
12/31/19	$1,223,258	$1,143,588	$1,080,946
1/31/20	$1,222,494	$1,165,596	$1,087,040
2/29/20	$1,221,533	$1,186,575	$1,095,891
3/31/20	$1,176,576	$1,179,592	$1,100,292
4/30/20	$1,196,585	$1,200,561	$1,106,313
5/31/20	$1,213,528	$1,206,151	$1,108,409
6/30/20	$1,229,739	$1,213,749	$1,109,966
7/31/20	$1,238,014	$1,231,878	$1,111,633
8/31/20	$1,245,106	$1,221,935	$1,111,808
9/30/20	$1,247,659	$1,221,265	$1,111,731
10/31/20	$1,253,802	$1,215,812	$1,111,688
11/30/20	$1,266,802	$1,227,742	$1,112,783
12/31/20	$1,276,120	$1,229,433	$1,114,233
1/31/21	$1,279,644	$1,220,618	$1,114,669
2/28/21	$1,280,995	$1,202,992	$1,113,964
3/31/21	$1,278,894	$1,187,971	$1,113,399
4/30/21	$1,282,653	$1,197,356	$1,114,297
5/31/21	$1,286,221	$1,201,268	$1,115,631
6/30/21	$1,284,001	$1,209,708	$1,113,963
7/31/21	$1,287,468	$1,223,233	$1,115,894
8/31/21	$1,287,312	$1,220,905	$1,115,905
9/30/21	$1,284,939	$1,210,334	$1,114,974
10/31/21	$1,274,382	$1,210,000	$1,111,338
11/30/21	$1,276,641	$1,213,580	$1,110,411
12/31/21	$1,281,551	$1,210,475	$1,108,735
1/31/22	$1,274,216	$1,184,396	$1,100,794
2/28/22	$1,264,721	$1,171,183	$1,095,868
3/31/22	$1,242,341	$1,138,645	$1,080,973
4/30/22	$1,221,210	$1,095,436	$1,074,960
5/31/22	$1,226,099	$1,102,499	$1,081,559
6/30/22	$1,206,435	$1,085,203	$1,074,084
7/31/22	$1,227,323	$1,111,719	$1,079,801
8/31/22	$1,206,052	$1,080,306	$1,071,140
9/30/22	$1,181,310	$1,033,630	$1,057,965
10/31/22	$1,182,695	$1,020,242	$1,056,598
11/30/22	$1,200,610	$1,057,762	$1,065,346
12/31/22	$1,204,158	$1,052,991	$1,067,450
1/31/23	$1,223,299	$1,085,385	$1,076,152
2/28/23	$1,214,539	$1,057,322	$1,068,116
3/31/23	$1,224,203	$1,084,180	$1,083,589
4/30/23	$1,228,879	$1,090,751	$1,087,306
5/31/23	$1,228,223	$1,078,874	$1,084,028
6/30/23	$1,231,161	$1,075,027	$1,079,682
7/31/23	$1,242,143	$1,074,277	$1,084,292
8/31/23	$1,244,778	$1,067,415	$1,088,287
9/30/23	$1,237,504	$1,040,290	$1,087,632
10/31/23	$1,231,184	$1,023,873	$1,091,116
11/30/23	$1,265,774	$1,070,241	$1,103,805
12/31/23	$1,288,105	$1,111,209	$1,117,074
1/31/24	$1,294,628	$1,108,157	$1,121,506
2/29/24	$1,294,850	$1,092,501	$1,117,611
3/31/24	$1,303,367	$1,102,589	$1,122,153
4/30/24	$1,302,076	$1,074,739	$1,118,352
5/31/24	$1,315,030	$1,092,959	$1,126,508
6/30/24	$1,319,717	$1,103,307	$1,132,808
7/31/24	$1,336,112	$1,129,077	$1,146,247
8/31/24	$1,341,298	$1,145,301	$1,156,696
9/30/24	$1,356,055	$1,160,636	$1,166,291
10/31/24	$1,350,340	$1,131,854	$1,159,585
11/30/24	$1,365,901	$1,143,821	$1,163,511
12/31/24	$1,369,645	$1,125,101	$1,166,085
1/31/25	$1,383,704	$1,131,070	$1,171,389
2/28/25	$1,393,321	$1,155,956	$1,179,676
3/31/25	$1,399,679	$1,156,391	$1,185,090

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.39%	3.53%	3.42%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate 1-3 Years Index	5.61%	1.50%	1.71%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$96,485
# of Portfolio Holdings	746
Portfolio Turnover Rate	951%
Total Net Advisory Fees Paid During the Reporting Period	$233
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	63.2%
Corporate Bonds & Notes	23.2%
U.S. Treasury Obligations	11.6%
Sovereign Issues	10.1%
Asset-Backed Securities	8.9%
Non-Agency Mortgage-Backed Securities	1.5%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	24.0%
Affiliated Investments	17.8%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(60.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PUTIX

PIMCO Low Duration Opportunities Fund

Annual Shareholder Report |

March 31, 2025

PIMS1942TSRAR_033125

I-2: PUTPX

PIMCO Low Duration Opportunities Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$69	0.67%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the curve and rose across the long end of the curve.

  Long exposure to the Turkish lira contributed to performance, as interest rate differentials generated positive returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate and long end of the Australian yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,002,534	$996,412	$1,000,855
5/31/15	$1,004,222	$994,012	$1,001,654
6/30/15	$1,003,071	$983,174	$1,001,367
7/31/15	$1,003,838	$990,008	$1,001,988
8/31/15	$989,246	$988,586	$1,001,378
9/30/15	$969,960	$995,273	$1,004,343
10/31/15	$980,375	$995,439	$1,003,996
11/30/15	$987,934	$992,809	$1,002,110
12/31/15	$995,078	$989,601	$1,000,748
1/31/16	$978,112	$1,003,219	$1,005,954
2/29/16	$967,270	$1,010,335	$1,006,904
3/31/16	$989,406	$1,019,605	$1,010,496
4/30/16	$1,003,381	$1,023,519	$1,011,926
5/31/16	$1,007,438	$1,023,781	$1,011,278
6/30/16	$999,446	$1,042,177	$1,017,346
7/31/16	$1,008,345	$1,048,765	$1,017,525
8/31/16	$1,013,380	$1,047,566	$1,016,481
9/30/16	$1,027,602	$1,046,952	$1,017,661
10/31/16	$1,034,802	$1,038,944	$1,017,342
11/30/16	$1,019,909	$1,014,369	$1,013,225
12/31/16	$1,038,456	$1,015,800	$1,013,832
1/31/17	$1,053,667	$1,017,793	$1,015,733
2/28/17	$1,064,817	$1,024,634	$1,017,371
3/31/17	$1,072,214	$1,024,097	$1,017,981
4/30/17	$1,082,569	$1,032,000	$1,019,863
5/31/17	$1,089,122	$1,039,943	$1,021,610
6/30/17	$1,092,901	$1,038,896	$1,021,187
7/31/17	$1,098,306	$1,043,367	$1,023,829
8/31/17	$1,105,922	$1,052,726	$1,025,915
9/30/17	$1,111,654	$1,047,712	$1,024,667
10/31/17	$1,113,119	$1,048,319	$1,024,431
11/30/17	$1,118,937	$1,046,973	$1,022,271
12/31/17	$1,118,951	$1,051,778	$1,022,600
1/31/18	$1,129,500	$1,039,665	$1,019,853
2/28/18	$1,134,556	$1,029,809	$1,018,886
3/31/18	$1,137,708	$1,036,414	$1,020,509
4/30/18	$1,140,544	$1,028,705	$1,019,458
5/31/18	$1,145,188	$1,036,047	$1,023,295
6/30/18	$1,146,682	$1,034,773	$1,023,417
7/31/18	$1,152,202	$1,035,019	$1,023,992
8/31/18	$1,152,301	$1,041,679	$1,027,606
9/30/18	$1,151,922	$1,034,971	$1,026,878
10/31/18	$1,155,393	$1,026,792	$1,027,964
11/30/18	$1,154,719	$1,032,921	$1,030,984
12/31/18	$1,157,673	$1,051,898	$1,038,997
1/31/19	$1,170,352	$1,063,068	$1,043,120
2/28/19	$1,175,836	$1,062,452	$1,044,754
3/31/19	$1,180,931	$1,082,853	$1,051,634
4/30/19	$1,188,419	$1,083,130	$1,053,996
5/31/19	$1,190,714	$1,102,358	$1,061,396
6/30/19	$1,195,835	$1,116,201	$1,067,264
7/31/19	$1,195,454	$1,118,657	$1,066,905
8/31/19	$1,184,956	$1,147,643	$1,075,278
9/30/19	$1,186,501	$1,141,531	$1,074,794
10/31/19	$1,195,910	$1,144,969	$1,078,449
11/30/19	$1,202,033	$1,144,386	$1,078,453
12/31/19	$1,216,833	$1,143,588	$1,080,946
1/31/20	$1,215,967	$1,165,596	$1,087,040
2/29/20	$1,214,917	$1,186,575	$1,095,891
3/31/20	$1,170,108	$1,179,592	$1,100,292
4/30/20	$1,189,906	$1,200,561	$1,106,313
5/31/20	$1,206,648	$1,206,151	$1,108,409
6/30/20	$1,222,669	$1,213,749	$1,109,966
7/31/20	$1,230,783	$1,231,878	$1,111,633
8/31/20	$1,237,739	$1,221,935	$1,111,808
9/30/20	$1,240,175	$1,221,265	$1,111,731
10/31/20	$1,246,171	$1,215,812	$1,111,688
11/30/20	$1,258,992	$1,227,742	$1,112,783
12/31/20	$1,268,136	$1,229,433	$1,114,233
1/31/21	$1,271,540	$1,220,618	$1,114,669
2/28/21	$1,272,787	$1,202,992	$1,113,964
3/31/21	$1,270,591	$1,187,971	$1,113,399
4/30/21	$1,274,213	$1,197,356	$1,114,297
5/31/21	$1,277,655	$1,201,268	$1,115,631
6/30/21	$1,275,345	$1,209,708	$1,113,963
7/31/21	$1,278,675	$1,223,233	$1,115,894
8/31/21	$1,278,414	$1,220,905	$1,115,905
9/30/21	$1,275,953	$1,210,334	$1,114,974
10/31/21	$1,265,361	$1,210,000	$1,111,338
11/30/21	$1,267,506	$1,213,580	$1,110,411
12/31/21	$1,272,266	$1,210,475	$1,108,735
1/31/22	$1,264,880	$1,184,396	$1,100,794
2/28/22	$1,255,352	$1,171,183	$1,095,868
3/31/22	$1,233,031	$1,138,645	$1,080,973
4/30/22	$1,211,956	$1,095,436	$1,074,960
5/31/22	$1,216,708	$1,102,499	$1,081,559
6/30/22	$1,197,097	$1,085,203	$1,074,084
7/31/22	$1,217,720	$1,111,719	$1,079,801
8/31/22	$1,196,509	$1,080,306	$1,071,140
9/30/22	$1,171,857	$1,033,630	$1,057,965
10/31/22	$1,173,140	$1,020,242	$1,056,598
11/30/22	$1,190,811	$1,057,762	$1,065,346
12/31/22	$1,194,223	$1,052,991	$1,067,450
1/31/23	$1,213,112	$1,085,385	$1,076,152
2/28/23	$1,204,332	$1,057,322	$1,068,116
3/31/23	$1,213,805	$1,084,180	$1,083,589
4/30/23	$1,218,349	$1,090,751	$1,087,306
5/31/23	$1,217,597	$1,078,874	$1,084,028
6/30/23	$1,220,401	$1,075,027	$1,079,682
7/31/23	$1,231,191	$1,074,277	$1,084,292
8/31/23	$1,233,699	$1,067,415	$1,088,287
9/30/23	$1,226,386	$1,040,290	$1,087,632
10/31/23	$1,220,027	$1,023,873	$1,091,116
11/30/23	$1,254,203	$1,070,241	$1,103,805
12/31/23	$1,276,219	$1,111,209	$1,117,074
1/31/24	$1,282,579	$1,108,157	$1,121,506
2/29/24	$1,282,698	$1,092,501	$1,117,611
3/31/24	$1,291,025	$1,102,589	$1,122,153
4/30/24	$1,289,657	$1,074,739	$1,118,352
5/31/24	$1,302,371	$1,092,959	$1,126,508
6/30/24	$1,306,915	$1,103,307	$1,132,808
7/31/24	$1,323,039	$1,129,077	$1,146,247
8/31/24	$1,328,055	$1,145,301	$1,156,696
9/30/24	$1,342,563	$1,160,636	$1,166,291
10/31/24	$1,336,792	$1,131,854	$1,159,585
11/30/24	$1,352,082	$1,143,821	$1,163,511
12/31/24	$1,355,677	$1,125,101	$1,166,085
1/31/25	$1,369,516	$1,131,070	$1,171,389
2/28/25	$1,378,929	$1,155,956	$1,179,676
3/31/25	$1,385,111	$1,156,391	$1,185,090

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	7.29%	3.43%	3.31%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate 1-3 Years Index	5.61%	1.50%	1.71%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$96,485
# of Portfolio Holdings	746
Portfolio Turnover Rate	951%
Total Net Advisory Fees Paid During the Reporting Period	$233
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	63.2%
Corporate Bonds & Notes	23.2%
U.S. Treasury Obligations	11.6%
Sovereign Issues	10.1%
Asset-Backed Securities	8.9%
Non-Agency Mortgage-Backed Securities	1.5%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	24.0%
Affiliated Investments	17.8%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(60.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PUTPX

PIMCO Low Duration Opportunities Fund

Annual Shareholder Report |

March 31, 2025

PIMS1955TSRAR_033125

Institutional Class: PMDRX

PIMCO Moderate Duration Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Moderate Duration Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$98	0.95%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance versus the Bloomberg U.S. Aggregate Index ("Index"), as the curve steepened.

  Long exposure to securitized credit, primarily non-agency residential mortgage-backed securities ("MBS") and commercial MBS, contributed to relative performance versus the Index, as spreads tightened.

  Long exposure to the Turkish lira contributed to relative performance versus the Index, due to the cash rate differential versus the U.S. dollar.

  Modestly long exposure to duration in Brazil from March through October 2024 detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in the U.K. detracted from relative performance versus the Index, as yields rose at the long end of the curve.

  Long exposure to the U.S. dollar detracted from relative performance versus the Index, as the currency depreciated against those of major trading partners.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Intermediate Government/Credit Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$996,887	$996,412	$999,643
5/31/15	$996,819	$994,012	$999,741
6/30/15	$990,730	$983,174	$993,771
7/31/15	$999,705	$990,008	$997,331
8/31/15	$992,723	$988,586	$996,490
9/30/15	$989,260	$995,273	$1,003,206
10/31/15	$995,259	$995,439	$1,002,171
11/30/15	$993,165	$992,809	$999,613
12/31/15	$989,908	$989,601	$996,276
1/31/16	$997,095	$1,003,219	$1,008,466
2/29/16	$991,509	$1,010,335	$1,013,376
3/31/16	$1,005,399	$1,019,605	$1,020,643
4/30/16	$1,009,089	$1,023,519	$1,023,353
5/31/16	$1,010,342	$1,023,781	$1,022,178
6/30/16	$1,019,468	$1,042,177	$1,036,822
7/31/16	$1,026,467	$1,048,765	$1,039,759
8/31/16	$1,023,293	$1,047,566	$1,037,090
9/30/16	$1,027,552	$1,046,952	$1,038,475
10/31/16	$1,025,903	$1,038,944	$1,034,186
11/30/16	$1,007,606	$1,014,369	$1,016,294
12/31/16	$1,013,341	$1,015,800	$1,017,011
1/31/17	$1,020,496	$1,017,793	$1,019,759
2/28/17	$1,025,964	$1,024,634	$1,024,495
3/31/17	$1,027,847	$1,024,097	$1,024,958
4/30/17	$1,033,428	$1,032,000	$1,031,335
5/31/17	$1,038,124	$1,039,943	$1,036,481
6/30/17	$1,038,714	$1,038,896	$1,034,617
7/31/17	$1,045,120	$1,043,367	$1,039,405
8/31/17	$1,052,720	$1,052,726	$1,045,557
9/30/17	$1,051,198	$1,047,712	$1,040,840
10/31/17	$1,048,580	$1,048,319	$1,040,754
11/30/17	$1,044,057	$1,046,973	$1,037,558
12/31/17	$1,046,540	$1,051,778	$1,038,748
1/31/18	$1,039,711	$1,039,665	$1,029,606
2/28/18	$1,037,136	$1,029,809	$1,024,873
3/31/18	$1,039,967	$1,036,414	$1,028,559
4/30/18	$1,032,628	$1,028,705	$1,023,186
5/31/18	$1,035,807	$1,036,047	$1,029,299
6/30/18	$1,035,059	$1,034,773	$1,028,623
7/31/18	$1,038,193	$1,035,019	$1,028,892
8/31/18	$1,041,623	$1,041,679	$1,034,980
9/30/18	$1,038,274	$1,034,971	$1,030,820
10/31/18	$1,041,456	$1,026,792	$1,029,404
11/30/18	$1,044,105	$1,032,921	$1,034,050
12/31/18	$1,052,371	$1,051,898	$1,047,869
1/31/19	$1,063,286	$1,063,068	$1,056,962
2/28/19	$1,065,764	$1,062,452	$1,057,869
3/31/19	$1,075,799	$1,082,853	$1,072,185
4/30/19	$1,079,314	$1,083,130	$1,074,247
5/31/19	$1,093,876	$1,102,358	$1,088,267
6/30/19	$1,104,189	$1,116,201	$1,099,926
7/31/19	$1,101,694	$1,118,657	$1,099,551
8/31/19	$1,122,367	$1,147,643	$1,119,046
9/30/19	$1,119,395	$1,141,531	$1,114,989
10/31/19	$1,123,755	$1,144,969	$1,119,410
11/30/19	$1,118,736	$1,144,386	$1,117,739
12/31/19	$1,119,322	$1,143,588	$1,119,143
1/31/20	$1,138,768	$1,165,596	$1,135,029
2/29/20	$1,150,499	$1,186,575	$1,151,050
3/31/20	$1,141,927	$1,179,592	$1,146,003
4/30/20	$1,160,477	$1,200,561	$1,162,137
5/31/20	$1,175,469	$1,206,151	$1,170,974
6/30/20	$1,186,101	$1,213,749	$1,178,196
7/31/20	$1,194,602	$1,231,878	$1,186,992
8/31/20	$1,199,452	$1,221,935	$1,185,587
9/30/20	$1,198,847	$1,221,265	$1,185,440
10/31/20	$1,197,297	$1,215,812	$1,182,841
11/30/20	$1,205,317	$1,227,742	$1,188,704
12/31/20	$1,208,477	$1,229,433	$1,191,150
1/31/21	$1,207,553	$1,220,618	$1,187,845
2/28/21	$1,199,690	$1,202,992	$1,178,138
3/31/21	$1,189,579	$1,187,971	$1,168,991
4/30/21	$1,196,819	$1,197,356	$1,174,782
5/31/21	$1,200,196	$1,201,268	$1,179,498
6/30/21	$1,201,319	$1,209,708	$1,180,459
7/31/21	$1,209,438	$1,223,233	$1,189,494
8/31/21	$1,207,126	$1,220,905	$1,187,564
9/30/21	$1,201,529	$1,210,334	$1,180,736
10/31/21	$1,193,793	$1,210,000	$1,174,144
11/30/21	$1,192,925	$1,213,580	$1,175,504
12/31/21	$1,193,254	$1,210,475	$1,173,993
1/31/22	$1,178,550	$1,184,396	$1,156,770
2/28/22	$1,171,804	$1,171,183	$1,149,180
3/31/22	$1,137,316	$1,138,645	$1,121,057
4/30/22	$1,115,619	$1,095,436	$1,098,646
5/31/22	$1,124,111	$1,102,499	$1,106,824
6/30/22	$1,107,380	$1,085,203	$1,094,517
7/31/22	$1,123,332	$1,111,719	$1,112,387
8/31/22	$1,104,598	$1,080,306	$1,090,142
9/30/22	$1,074,453	$1,033,630	$1,060,997
10/31/22	$1,065,351	$1,020,242	$1,056,328
11/30/22	$1,089,306	$1,057,762	$1,079,266
12/31/22	$1,089,506	$1,052,991	$1,077,317
1/31/23	$1,112,676	$1,085,385	$1,097,419
2/28/23	$1,094,300	$1,057,322	$1,077,707
3/31/23	$1,114,038	$1,084,180	$1,102,441
4/30/23	$1,121,297	$1,090,751	$1,109,170
5/31/23	$1,113,316	$1,078,874	$1,100,959
6/30/23	$1,105,474	$1,075,027	$1,093,475
7/31/23	$1,111,695	$1,074,277	$1,096,339
8/31/23	$1,112,138	$1,067,415	$1,096,181
9/30/23	$1,100,248	$1,040,290	$1,084,371
10/31/23	$1,094,380	$1,023,873	$1,079,349
11/30/23	$1,125,755	$1,070,241	$1,108,116
12/31/23	$1,153,474	$1,111,209	$1,133,808
1/31/24	$1,157,482	$1,108,157	$1,136,176
2/29/24	$1,147,678	$1,092,501	$1,124,887
3/31/24	$1,156,059	$1,102,589	$1,132,105
4/30/24	$1,138,797	$1,074,739	$1,116,831
5/31/24	$1,154,981	$1,092,959	$1,130,303
6/30/24	$1,162,731	$1,103,307	$1,139,317
7/31/24	$1,186,173	$1,129,077	$1,160,731
8/31/24	$1,198,265	$1,145,301	$1,174,091
9/30/24	$1,212,358	$1,160,636	$1,186,826
10/31/24	$1,190,829	$1,131,854	$1,167,837
11/30/24	$1,201,673	$1,143,821	$1,175,116
12/31/24	$1,195,220	$1,125,101	$1,167,822
1/31/25	$1,203,697	$1,131,070	$1,174,483
2/28/25	$1,223,401	$1,155,956	$1,190,852
3/31/25	$1,231,855	$1,156,391	$1,196,107

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.56%	1.53%	2.11%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Intermediate Government/Credit Index	5.65%	0.86%	1.81%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,663,113
# of Portfolio Holdings	1,277
Portfolio Turnover Rate	272%
Total Net Advisory Fees Paid During the Reporting Period	$3,858
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	54.7%
U.S. Government Agencies	18.7%
Corporate Bonds & Notes	12.0%
Asset-Backed Securities	9.7%
Sovereign Issues	8.9%
Non-Agency Mortgage-Backed Securities	4.2%
Loan Participations and Assignments	0.4%
Short-Term Instruments	4.4%
Affiliated Investments	3.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(15.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.42% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PMDRX

PIMCO Moderate Duration Fund

Annual Shareholder Report |

March 31, 2025

PIMS0120TSRAR_033125

I-2: PMOPX

PIMCO Moderate Duration Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Moderate Duration Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$98	0.95%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance versus the Bloomberg U.S. Aggregate Index ("Index"), as the curve steepened.

  Long exposure to securitized credit, primarily non-agency residential mortgage-backed securities ("MBS") and commercial MBS, contributed to relative performance versus the Index, as spreads tightened.

  Long exposure to the Turkish lira contributed to relative performance versus the Index, due to the cash rate differential versus the U.S. dollar.

  Modestly long exposure to duration in Brazil from March through October 2024 detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in the U.K. detracted from relative performance versus the Index, as yields rose at the long end of the curve.

  Long exposure to the U.S. dollar detracted from relative performance versus the Index, as the currency depreciated against those of major trading partners.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Intermediate Government/Credit Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$996,805	$996,412	$999,643
5/31/15	$996,653	$994,012	$999,741
6/30/15	$990,486	$983,174	$993,771
7/31/15	$999,369	$990,008	$997,331
8/31/15	$992,311	$988,586	$996,490
9/30/15	$988,769	$995,273	$1,003,206
10/31/15	$994,678	$995,439	$1,002,171
11/30/15	$992,492	$992,809	$999,613
12/31/15	$989,146	$989,601	$996,276
1/31/16	$996,267	$1,003,219	$1,008,466
2/29/16	$990,607	$1,010,335	$1,013,376
3/31/16	$1,004,400	$1,019,605	$1,020,643
4/30/16	$1,008,001	$1,023,519	$1,023,353
5/31/16	$1,009,170	$1,023,781	$1,022,178
6/30/16	$1,018,203	$1,042,177	$1,036,822
7/31/16	$1,025,106	$1,048,765	$1,039,759
8/31/16	$1,021,849	$1,047,566	$1,037,090
9/30/16	$1,026,013	$1,046,952	$1,038,475
10/31/16	$1,024,285	$1,038,944	$1,034,186
11/30/16	$1,005,933	$1,014,369	$1,016,294
12/31/16	$1,011,568	$1,015,800	$1,017,011
1/31/17	$1,018,629	$1,017,793	$1,019,759
2/28/17	$1,024,009	$1,024,634	$1,024,495
3/31/17	$1,025,797	$1,024,097	$1,024,958
4/30/17	$1,031,287	$1,032,000	$1,031,335
5/31/17	$1,035,886	$1,039,943	$1,036,481
6/30/17	$1,036,382	$1,038,896	$1,034,617
7/31/17	$1,042,692	$1,043,367	$1,039,405
8/31/17	$1,050,186	$1,052,726	$1,045,557
9/30/17	$1,048,578	$1,047,712	$1,040,840
10/31/17	$1,045,880	$1,048,319	$1,040,754
11/30/17	$1,041,282	$1,046,973	$1,037,558
12/31/17	$1,043,668	$1,051,778	$1,038,748
1/31/18	$1,036,772	$1,039,665	$1,029,606
2/28/18	$1,034,125	$1,029,809	$1,024,873
3/31/18	$1,036,857	$1,036,414	$1,028,559
4/30/18	$1,029,458	$1,028,705	$1,023,186
5/31/18	$1,032,541	$1,036,047	$1,029,299
6/30/18	$1,031,707	$1,034,773	$1,028,623
7/31/18	$1,034,747	$1,035,019	$1,028,892
8/31/18	$1,038,069	$1,041,679	$1,034,980
9/30/18	$1,034,655	$1,034,971	$1,030,820
10/31/18	$1,037,738	$1,026,792	$1,029,404
11/30/18	$1,040,260	$1,032,921	$1,034,050
12/31/18	$1,048,437	$1,051,898	$1,047,869
1/31/19	$1,059,226	$1,063,068	$1,056,962
2/28/19	$1,061,612	$1,062,452	$1,057,869
3/31/19	$1,071,519	$1,082,853	$1,072,185
4/30/19	$1,074,931	$1,083,130	$1,074,247
5/31/19	$1,089,341	$1,102,358	$1,088,267
6/30/19	$1,099,527	$1,116,201	$1,099,926
7/31/19	$1,096,950	$1,118,657	$1,099,551
8/31/19	$1,117,434	$1,147,643	$1,119,046
9/30/19	$1,114,390	$1,141,531	$1,114,989
10/31/19	$1,118,638	$1,144,969	$1,119,410
11/30/19	$1,113,548	$1,144,386	$1,117,739
12/31/19	$1,114,022	$1,143,588	$1,119,143
1/31/20	$1,133,275	$1,165,596	$1,135,029
2/29/20	$1,144,864	$1,186,575	$1,151,050
3/31/20	$1,136,243	$1,179,592	$1,146,003
4/30/20	$1,154,606	$1,200,561	$1,162,137
5/31/20	$1,169,436	$1,206,151	$1,170,974
6/30/20	$1,179,918	$1,213,749	$1,178,196
7/31/20	$1,188,267	$1,231,878	$1,186,992
8/31/20	$1,192,989	$1,221,935	$1,185,587
9/30/20	$1,192,289	$1,221,265	$1,185,440
10/31/20	$1,190,644	$1,215,812	$1,182,841
11/30/20	$1,198,526	$1,227,742	$1,188,704
12/31/20	$1,201,556	$1,229,433	$1,191,150
1/31/21	$1,200,544	$1,220,618	$1,187,845
2/28/21	$1,192,628	$1,202,992	$1,178,138
3/31/21	$1,182,478	$1,187,971	$1,168,991
4/30/21	$1,189,570	$1,197,356	$1,174,782
5/31/21	$1,192,834	$1,201,268	$1,179,498
6/30/21	$1,193,851	$1,209,708	$1,180,459
7/31/21	$1,201,815	$1,223,233	$1,189,494
8/31/21	$1,199,418	$1,220,905	$1,187,564
9/30/21	$1,193,766	$1,210,334	$1,180,736
10/31/21	$1,185,977	$1,210,000	$1,174,144
11/30/21	$1,185,017	$1,213,580	$1,175,504
12/31/21	$1,185,237	$1,210,475	$1,173,993
1/31/22	$1,170,539	$1,184,396	$1,156,770
2/28/22	$1,163,750	$1,171,183	$1,149,180
3/31/22	$1,129,402	$1,138,645	$1,121,057
4/30/22	$1,107,759	$1,095,436	$1,098,646
5/31/22	$1,116,100	$1,102,499	$1,106,824
6/30/22	$1,099,398	$1,085,203	$1,094,517
7/31/22	$1,115,141	$1,111,719	$1,112,387
8/31/22	$1,096,450	$1,080,306	$1,090,142
9/30/22	$1,066,433	$1,033,630	$1,060,997
10/31/22	$1,057,317	$1,020,242	$1,056,328
11/30/22	$1,081,009	$1,057,762	$1,079,266
12/31/22	$1,081,112	$1,052,991	$1,077,317
1/31/23	$1,104,018	$1,085,385	$1,097,419
2/28/23	$1,085,702	$1,057,322	$1,077,707
3/31/23	$1,105,187	$1,084,180	$1,102,441
4/30/23	$1,112,304	$1,090,751	$1,109,170
5/31/23	$1,104,292	$1,078,874	$1,100,959
6/30/23	$1,096,418	$1,075,027	$1,093,475
7/31/23	$1,102,499	$1,074,277	$1,096,339
8/31/23	$1,102,845	$1,067,415	$1,096,181
9/30/23	$1,090,962	$1,040,290	$1,084,371
10/31/23	$1,085,055	$1,023,873	$1,079,349
11/30/23	$1,116,072	$1,070,241	$1,108,116
12/31/23	$1,143,454	$1,111,209	$1,133,808
1/31/24	$1,147,333	$1,108,157	$1,136,176
2/29/24	$1,137,524	$1,092,501	$1,124,887
3/31/24	$1,145,736	$1,102,589	$1,132,105
4/30/24	$1,128,536	$1,074,739	$1,116,831
5/31/24	$1,144,471	$1,092,959	$1,130,303
6/30/24	$1,152,062	$1,103,307	$1,139,317
7/31/24	$1,175,190	$1,129,077	$1,160,731
8/31/24	$1,187,063	$1,145,301	$1,174,091
9/30/24	$1,200,932	$1,160,636	$1,186,826
10/31/24	$1,179,506	$1,131,854	$1,167,837
11/30/24	$1,190,155	$1,143,821	$1,175,116
12/31/24	$1,183,664	$1,125,101	$1,167,822
1/31/25	$1,191,957	$1,131,070	$1,174,483
2/28/25	$1,211,377	$1,155,956	$1,190,852
3/31/25	$1,219,653	$1,156,391	$1,196,107

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	6.45%	1.43%	2.01%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Intermediate Government/Credit Index	5.65%	0.86%	1.81%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,663,113
# of Portfolio Holdings	1,277
Portfolio Turnover Rate	272%
Total Net Advisory Fees Paid During the Reporting Period	$3,858
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	54.7%
U.S. Government Agencies	18.7%
Corporate Bonds & Notes	12.0%
Asset-Backed Securities	9.7%
Sovereign Issues	8.9%
Non-Agency Mortgage-Backed Securities	4.2%
Loan Participations and Assignments	0.4%
Short-Term Instruments	4.4%
Affiliated Investments	3.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(15.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.32% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PMOPX

PIMCO Moderate Duration Fund

Annual Shareholder Report |

March 31, 2025

PIMS1962TSRAR_033125

Class A: PMZAX

PIMCO Mortgage Opportunities and Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$215	2.08%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to non-agency residential mortgage-backed securities ("MBS") contributed to performance, as securities posted positive returns.

  Positive duration exposure contributed to performance, as rates decreased.

  Exposure to non-agency commercial MBS contributed to performance, as spreads tightened.

  Exposure to agency MBS contributed to performance, as the sector posted positive returns.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$9,629	$10,000	$10,000
4/30/15	$9,668	$9,964	$10,002
5/31/15	$9,692	$9,940	$10,005
6/30/15	$9,680	$9,832	$10,007
7/31/15	$9,713	$9,900	$10,009
8/31/15	$9,700	$9,886	$10,012
9/30/15	$9,723	$9,953	$10,014
10/31/15	$9,739	$9,954	$10,017
11/30/15	$9,743	$9,928	$10,019
12/31/15	$9,729	$9,896	$10,022
1/31/16	$9,742	$10,032	$10,027
2/29/16	$9,710	$10,103	$10,032
3/31/16	$9,805	$10,196	$10,037
4/30/16	$9,883	$10,235	$10,043
5/31/16	$9,897	$10,238	$10,048
6/30/16	$9,992	$10,422	$10,053
7/31/16	$10,079	$10,488	$10,058
8/31/16	$10,077	$10,476	$10,064
9/30/16	$10,156	$10,470	$10,069
10/31/16	$10,197	$10,389	$10,076
11/30/16	$10,112	$10,144	$10,083
12/31/16	$10,167	$10,158	$10,090
1/31/17	$10,237	$10,178	$10,099
2/28/17	$10,288	$10,246	$10,107
3/31/17	$10,314	$10,241	$10,115
4/30/17	$10,374	$10,320	$10,125
5/31/17	$10,474	$10,399	$10,135
6/30/17	$10,491	$10,389	$10,144
7/31/17	$10,542	$10,434	$10,155
8/31/17	$10,643	$10,527	$10,166
9/30/17	$10,649	$10,477	$10,177
10/31/17	$10,674	$10,483	$10,189
11/30/17	$10,670	$10,470	$10,200
12/31/17	$10,684	$10,518	$10,211
1/31/18	$10,651	$10,397	$10,226
2/28/18	$10,645	$10,298	$10,240
3/31/18	$10,701	$10,364	$10,255
4/30/18	$10,687	$10,287	$10,274
5/31/18	$10,742	$10,360	$10,294
6/30/18	$10,748	$10,348	$10,314
7/31/18	$10,763	$10,350	$10,334
8/31/18	$10,802	$10,417	$10,354
9/30/18	$10,805	$10,350	$10,374
10/31/18	$10,811	$10,268	$10,395
11/30/18	$10,829	$10,329	$10,415
12/31/18	$10,806	$10,519	$10,436
1/31/19	$10,862	$10,631	$10,460
2/28/19	$10,886	$10,625	$10,485
3/31/19	$10,964	$10,829	$10,509
4/30/19	$11,000	$10,831	$10,532
5/31/19	$11,038	$11,024	$10,555
6/30/19	$11,093	$11,162	$10,578
7/31/19	$11,141	$11,187	$10,598
8/31/19	$11,169	$11,476	$10,619
9/30/19	$11,214	$11,415	$10,639
10/31/19	$11,283	$11,450	$10,658
11/30/19	$11,269	$11,444	$10,677
12/31/19	$11,306	$11,436	$10,696
1/31/20	$11,387	$11,656	$10,713
2/29/20	$11,443	$11,866	$10,730
3/31/20	$10,894	$11,796	$10,748
4/30/20	$11,131	$12,006	$10,761
5/31/20	$11,275	$12,062	$10,774
6/30/20	$11,418	$12,137	$10,787
7/31/20	$11,511	$12,319	$10,789
8/31/20	$11,633	$12,219	$10,792
9/30/20	$11,661	$12,213	$10,795
10/31/20	$11,690	$12,158	$10,797
11/30/20	$11,780	$12,277	$10,799
12/31/20	$11,874	$12,294	$10,801
1/31/21	$11,933	$12,206	$10,803
2/28/21	$11,948	$12,030	$10,805
3/31/21	$11,912	$11,880	$10,808
4/30/21	$11,974	$11,974	$10,810
5/31/21	$11,969	$12,013	$10,811
6/30/21	$12,008	$12,097	$10,813
7/31/21	$12,082	$12,232	$10,815
8/31/21	$12,077	$12,209	$10,816
9/30/21	$12,061	$12,103	$10,817
10/31/21	$12,057	$12,100	$10,818
11/30/21	$12,064	$12,136	$10,820
12/31/21	$12,071	$12,105	$10,821
1/31/22	$12,032	$11,844	$10,823
2/28/22	$11,984	$11,712	$10,825
3/31/22	$11,816	$11,386	$10,827
4/30/22	$11,580	$10,954	$10,836
5/31/22	$11,544	$11,025	$10,845
6/30/22	$11,311	$10,852	$10,854
7/31/22	$11,476	$11,117	$10,869
8/31/22	$11,401	$10,803	$10,890
9/30/22	$11,087	$10,336	$10,912
10/31/22	$10,982	$10,202	$10,941
11/30/22	$11,144	$10,578	$10,975
12/31/22	$11,199	$10,530	$11,013
1/31/23	$11,422	$10,854	$11,054
2/28/23	$11,358	$10,573	$11,093
3/31/23	$11,399	$10,842	$11,137
4/30/23	$11,449	$10,908	$11,182
5/31/23	$11,463	$10,789	$11,230
6/30/23	$11,528	$10,750	$11,278
7/31/23	$11,575	$10,743	$11,327
8/31/23	$11,577	$10,674	$11,379
9/30/23	$11,462	$10,403	$11,429
10/31/23	$11,293	$10,239	$11,482
11/30/23	$11,659	$10,702	$11,533
12/31/23	$11,928	$11,112	$11,586
1/31/24	$11,973	$11,082	$11,639
2/29/24	$11,976	$10,925	$11,689
3/31/24	$12,099	$11,026	$11,742
4/30/24	$11,945	$10,747	$11,795
5/31/24	$12,128	$10,930	$11,849
6/30/24	$12,210	$11,033	$11,898
7/31/24	$12,443	$11,291	$11,956
8/31/24	$12,578	$11,453	$12,011
9/30/24	$12,676	$11,606	$12,063
10/31/24	$12,469	$11,319	$12,114
11/30/24	$12,595	$11,438	$12,161
12/31/24	$12,557	$11,251	$12,208
1/31/25	$12,657	$11,311	$12,254
2/28/25	$12,868	$11,560	$12,295
3/31/25	$12,911	$11,564	$12,341

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	6.71%	3.46%	2.98%
Class A (including sales charge)	2.66%	2.68%	2.59%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,651,628
# of Portfolio Holdings	3,317
Portfolio Turnover Rate	1,120%
Total Net Advisory Fees Paid During the Reporting Period	$36,437
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	150.8%
Asset-Backed Securities	31.0%
Non-Agency Mortgage-Backed Securities	30.8%
U.S. Treasury Obligations	0.2%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	1.0%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(115.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.46% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PMZAX

PIMCO Mortgage Opportunities and Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS6044TSRAR_033125

Class C: PMZCX

PIMCO Mortgage Opportunities and Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$291	2.83%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to non-agency residential mortgage-backed securities ("MBS") contributed to performance, as securities posted positive returns.

  Positive duration exposure contributed to performance, as rates decreased.

  Exposure to non-agency commercial MBS contributed to performance, as spreads tightened.

  Exposure to agency MBS contributed to performance, as the sector posted positive returns.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,035	$9,964	$10,002
5/31/15	$10,053	$9,940	$10,005
6/30/15	$10,034	$9,832	$10,007
7/31/15	$10,062	$9,900	$10,009
8/31/15	$10,043	$9,886	$10,012
9/30/15	$10,060	$9,953	$10,014
10/31/15	$10,070	$9,954	$10,017
11/30/15	$10,069	$9,928	$10,019
12/31/15	$10,047	$9,896	$10,022
1/31/16	$10,054	$10,032	$10,027
2/29/16	$10,015	$10,103	$10,032
3/31/16	$10,107	$10,196	$10,037
4/30/16	$10,180	$10,235	$10,043
5/31/16	$10,188	$10,238	$10,048
6/30/16	$10,280	$10,422	$10,053
7/31/16	$10,364	$10,488	$10,058
8/31/16	$10,354	$10,476	$10,064
9/30/16	$10,429	$10,470	$10,069
10/31/16	$10,465	$10,389	$10,076
11/30/16	$10,371	$10,144	$10,083
12/31/16	$10,421	$10,158	$10,090
1/31/17	$10,486	$10,178	$10,099
2/28/17	$10,532	$10,246	$10,107
3/31/17	$10,552	$10,241	$10,115
4/30/17	$10,607	$10,320	$10,125
5/31/17	$10,703	$10,399	$10,135
6/30/17	$10,713	$10,389	$10,144
7/31/17	$10,759	$10,434	$10,155
8/31/17	$10,856	$10,527	$10,166
9/30/17	$10,855	$10,477	$10,177
10/31/17	$10,873	$10,483	$10,189
11/30/17	$10,863	$10,470	$10,200
12/31/17	$10,870	$10,518	$10,211
1/31/18	$10,830	$10,397	$10,226
2/28/18	$10,818	$10,298	$10,240
3/31/18	$10,867	$10,364	$10,255
4/30/18	$10,846	$10,287	$10,274
5/31/18	$10,895	$10,360	$10,294
6/30/18	$10,895	$10,348	$10,314
7/31/18	$10,903	$10,350	$10,334
8/31/18	$10,935	$10,417	$10,354
9/30/18	$10,932	$10,350	$10,374
10/31/18	$10,931	$10,268	$10,395
11/30/18	$10,942	$10,329	$10,415
12/31/18	$10,912	$10,519	$10,436
1/31/19	$10,962	$10,631	$10,460
2/28/19	$10,980	$10,625	$10,485
3/31/19	$11,051	$10,829	$10,509
4/30/19	$11,080	$10,831	$10,532
5/31/19	$11,111	$11,024	$10,555
6/30/19	$11,160	$11,162	$10,578
7/31/19	$11,201	$11,187	$10,598
8/31/19	$11,222	$11,476	$10,619
9/30/19	$11,261	$11,415	$10,639
10/31/19	$11,322	$11,450	$10,658
11/30/19	$11,301	$11,444	$10,677
12/31/19	$11,331	$11,436	$10,696
1/31/20	$11,404	$11,656	$10,713
2/29/20	$11,454	$11,866	$10,730
3/31/20	$10,897	$11,796	$10,748
4/30/20	$11,127	$12,006	$10,761
5/31/20	$11,264	$12,062	$10,774
6/30/20	$11,400	$12,137	$10,787
7/31/20	$11,485	$12,319	$10,789
8/31/20	$11,600	$12,219	$10,792
9/30/20	$11,620	$12,213	$10,795
10/31/20	$11,641	$12,158	$10,797
11/30/20	$11,725	$12,277	$10,799
12/31/20	$11,810	$12,294	$10,801
1/31/21	$11,861	$12,206	$10,803
2/28/21	$11,870	$12,030	$10,805
3/31/21	$11,826	$11,880	$10,808
4/30/21	$11,880	$11,974	$10,810
5/31/21	$11,868	$12,013	$10,811
6/30/21	$11,899	$12,097	$10,813
7/31/21	$11,964	$12,232	$10,815
8/31/21	$11,952	$12,209	$10,816
9/30/21	$11,929	$12,103	$10,817
10/31/21	$11,918	$12,100	$10,818
11/30/21	$11,917	$12,136	$10,820
12/31/21	$11,916	$12,105	$10,821
1/31/22	$11,870	$11,844	$10,823
2/28/22	$11,816	$11,712	$10,825
3/31/22	$11,643	$11,386	$10,827
4/30/22	$11,403	$10,954	$10,836
5/31/22	$11,361	$11,025	$10,845
6/30/22	$11,125	$10,852	$10,854
7/31/22	$11,279	$11,117	$10,869
8/31/22	$11,199	$10,803	$10,890
9/30/22	$10,883	$10,336	$10,912
10/31/22	$10,774	$10,202	$10,941
11/30/22	$10,925	$10,578	$10,975
12/31/22	$10,972	$10,530	$11,013
1/31/23	$11,184	$10,854	$11,054
2/28/23	$11,115	$10,573	$11,093
3/31/23	$11,147	$10,842	$11,137
4/30/23	$11,190	$10,908	$11,182
5/31/23	$11,197	$10,789	$11,230
6/30/23	$11,253	$10,750	$11,278
7/31/23	$11,292	$10,743	$11,327
8/31/23	$11,287	$10,674	$11,379
9/30/23	$11,168	$10,403	$11,429
10/31/23	$10,996	$10,239	$11,482
11/30/23	$11,346	$10,702	$11,533
12/31/23	$11,600	$11,112	$11,586
1/31/24	$11,636	$11,082	$11,639
2/29/24	$11,632	$10,925	$11,689
3/31/24	$11,745	$11,026	$11,742
4/30/24	$11,588	$10,747	$11,795
5/31/24	$11,758	$10,930	$11,849
6/30/24	$11,830	$11,033	$11,898
7/31/24	$12,049	$11,291	$11,956
8/31/24	$12,171	$11,453	$12,011
9/30/24	$12,259	$11,606	$12,063
10/31/24	$12,050	$11,319	$12,114
11/30/24	$12,165	$11,438	$12,161
12/31/24	$12,120	$11,251	$12,208
1/31/25	$12,208	$11,311	$12,254
2/28/25	$12,405	$11,560	$12,295
3/31/25	$12,439	$11,564	$12,341

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	5.91%	2.68%	2.21%
Class C (including sales charge)	4.92%	2.68%	2.21%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,651,628
# of Portfolio Holdings	3,317
Portfolio Turnover Rate	1,120%
Total Net Advisory Fees Paid During the Reporting Period	$36,437
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	150.8%
Asset-Backed Securities	31.0%
Non-Agency Mortgage-Backed Securities	30.8%
U.S. Treasury Obligations	0.2%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	1.0%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(115.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.46% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PMZCX

PIMCO Mortgage Opportunities and Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS6244TSRAR_033125

I-3: PMZNX

PIMCO Mortgage Opportunities and Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$189	1.83%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to non-agency residential mortgage-backed securities ("MBS") contributed to performance, as securities posted positive returns.

  Positive duration exposure contributed to performance, as rates decreased.

  Exposure to non-agency commercial MBS contributed to performance, as spreads tightened.

  Exposure to agency MBS contributed to performance, as the sector posted positive returns.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,004,337	$996,412	$1,000,229
5/31/15	$1,006,971	$994,012	$1,000,460
6/30/15	$1,005,922	$983,174	$1,000,689
7/31/15	$1,009,653	$990,008	$1,000,924
8/31/15	$1,008,504	$988,586	$1,001,159
9/30/15	$1,011,081	$995,273	$1,001,394
10/31/15	$1,012,929	$995,439	$1,001,666
11/30/15	$1,013,600	$992,809	$1,001,940
12/31/15	$1,012,360	$989,601	$1,002,212
1/31/16	$1,013,845	$1,003,219	$1,002,719
2/29/16	$1,010,768	$1,010,335	$1,003,226
3/31/16	$1,020,885	$1,019,605	$1,003,732
4/30/16	$1,029,166	$1,023,519	$1,004,260
5/31/16	$1,030,848	$1,023,781	$1,004,788
6/30/16	$1,040,981	$1,042,177	$1,005,317
7/31/16	$1,050,297	$1,048,765	$1,005,845
8/31/16	$1,050,229	$1,047,566	$1,006,374
9/30/16	$1,058,766	$1,046,952	$1,006,904
10/31/16	$1,063,255	$1,038,944	$1,007,607
11/30/16	$1,054,559	$1,014,369	$1,008,310
12/31/16	$1,060,617	$1,015,800	$1,009,013
1/31/17	$1,068,105	$1,017,793	$1,009,853
2/28/17	$1,073,564	$1,024,634	$1,010,693
3/31/17	$1,076,562	$1,024,097	$1,011,533
4/30/17	$1,083,022	$1,032,000	$1,012,501
5/31/17	$1,093,712	$1,039,943	$1,013,468
6/30/17	$1,095,654	$1,038,896	$1,014,436
7/31/17	$1,101,264	$1,043,367	$1,015,532
8/31/17	$1,112,036	$1,052,726	$1,016,629
9/30/17	$1,112,901	$1,047,712	$1,017,727
10/31/17	$1,115,660	$1,048,319	$1,018,858
11/30/17	$1,115,509	$1,046,973	$1,019,989
12/31/17	$1,117,198	$1,051,778	$1,021,122
1/31/18	$1,114,017	$1,039,665	$1,022,563
2/28/18	$1,113,635	$1,029,809	$1,024,006
3/31/18	$1,119,715	$1,036,414	$1,025,451
4/30/18	$1,118,318	$1,028,705	$1,027,418
5/31/18	$1,124,318	$1,036,047	$1,029,389
6/30/18	$1,125,228	$1,034,773	$1,031,364
7/31/18	$1,127,068	$1,035,019	$1,033,370
8/31/18	$1,131,350	$1,041,679	$1,035,380
9/30/18	$1,131,883	$1,034,971	$1,037,394
10/31/18	$1,132,802	$1,026,792	$1,039,457
11/30/18	$1,134,855	$1,032,921	$1,041,524
12/31/18	$1,132,767	$1,051,898	$1,043,595
1/31/19	$1,138,859	$1,063,068	$1,046,033
2/28/19	$1,141,610	$1,062,452	$1,048,476
3/31/19	$1,149,944	$1,082,853	$1,050,925
4/30/19	$1,153,965	$1,083,130	$1,053,203
5/31/19	$1,158,293	$1,102,358	$1,055,486
6/30/19	$1,164,267	$1,116,201	$1,057,774
7/31/19	$1,169,486	$1,118,657	$1,059,827
8/31/19	$1,172,779	$1,147,643	$1,061,885
9/30/19	$1,177,727	$1,141,531	$1,063,947
10/31/19	$1,185,138	$1,144,969	$1,065,813
11/30/19	$1,183,942	$1,144,386	$1,067,682
12/31/19	$1,188,094	$1,143,588	$1,069,554
1/31/20	$1,196,845	$1,165,596	$1,071,288
2/29/20	$1,203,012	$1,186,575	$1,073,023
3/31/20	$1,145,503	$1,179,592	$1,074,762
4/30/20	$1,170,686	$1,200,561	$1,076,061
5/31/20	$1,186,071	$1,206,151	$1,077,361
6/30/20	$1,201,394	$1,213,749	$1,078,663
7/31/20	$1,211,501	$1,231,878	$1,078,940
8/31/20	$1,224,570	$1,221,935	$1,079,217
9/30/20	$1,227,701	$1,221,265	$1,079,494
10/31/20	$1,231,050	$1,215,812	$1,079,692
11/30/20	$1,240,845	$1,227,742	$1,079,890
12/31/20	$1,251,022	$1,229,433	$1,080,089
1/31/21	$1,257,415	$1,220,618	$1,080,317
2/28/21	$1,259,255	$1,202,992	$1,080,546
3/31/21	$1,255,696	$1,187,971	$1,080,774
4/30/21	$1,262,565	$1,197,356	$1,080,957
5/31/21	$1,262,225	$1,201,268	$1,081,139
6/30/21	$1,266,606	$1,209,708	$1,081,321
7/31/21	$1,274,685	$1,223,233	$1,081,454
8/31/21	$1,274,450	$1,220,905	$1,081,587
9/30/21	$1,273,052	$1,210,334	$1,081,719
10/31/21	$1,272,925	$1,210,000	$1,081,838
11/30/21	$1,273,834	$1,213,580	$1,081,957
12/31/21	$1,274,932	$1,210,475	$1,082,075
1/31/22	$1,270,996	$1,184,396	$1,082,277
2/28/22	$1,266,226	$1,171,183	$1,082,479
3/31/22	$1,248,752	$1,138,645	$1,082,681
4/30/22	$1,224,026	$1,095,436	$1,083,588
5/31/22	$1,220,501	$1,102,499	$1,084,497
6/30/22	$1,196,162	$1,085,203	$1,085,406
7/31/22	$1,213,782	$1,111,719	$1,086,882
8/31/22	$1,206,205	$1,080,306	$1,089,024
9/30/22	$1,173,154	$1,033,630	$1,091,245
10/31/22	$1,162,354	$1,020,242	$1,094,093
11/30/22	$1,179,686	$1,057,762	$1,097,463
12/31/22	$1,185,759	$1,052,991	$1,101,293
1/31/23	$1,209,646	$1,085,385	$1,105,379
2/28/23	$1,203,077	$1,057,322	$1,109,281
3/31/23	$1,207,706	$1,084,180	$1,113,695
4/30/23	$1,213,260	$1,090,751	$1,118,173
5/31/23	$1,215,026	$1,078,874	$1,123,014
6/30/23	$1,222,117	$1,075,027	$1,127,753
7/31/23	$1,227,402	$1,074,277	$1,132,705
8/31/23	$1,227,860	$1,067,415	$1,137,880
9/30/23	$1,215,934	$1,040,290	$1,142,922
10/31/23	$1,198,230	$1,023,873	$1,148,156
11/30/23	$1,237,312	$1,070,241	$1,153,254
12/31/23	$1,266,168	$1,111,209	$1,158,559
1/31/24	$1,271,108	$1,108,157	$1,163,888
2/29/24	$1,271,720	$1,092,501	$1,168,881
3/31/24	$1,285,088	$1,102,589	$1,174,247
4/30/24	$1,268,998	$1,074,739	$1,179,460
5/31/24	$1,288,772	$1,092,959	$1,184,862
6/30/24	$1,297,627	$1,103,307	$1,189,779
7/31/24	$1,322,746	$1,129,077	$1,195,621
8/31/24	$1,337,414	$1,145,301	$1,201,121
9/30/24	$1,348,011	$1,160,636	$1,206,310
10/31/24	$1,326,238	$1,131,854	$1,211,352
11/30/24	$1,339,959	$1,143,821	$1,216,089
12/31/24	$1,336,204	$1,125,101	$1,220,844
1/31/25	$1,347,126	$1,131,070	$1,225,398
2/28/25	$1,369,817	$1,155,956	$1,229,539
3/31/25	$1,374,725	$1,156,391	$1,234,125

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	6.98%	3.72%	3.23%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,651,628
# of Portfolio Holdings	3,317
Portfolio Turnover Rate	1,120%
Total Net Advisory Fees Paid During the Reporting Period	$36,437
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	150.8%
Asset-Backed Securities	31.0%
Non-Agency Mortgage-Backed Securities	30.8%
U.S. Treasury Obligations	0.2%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	1.0%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(115.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.46% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PMZNX

PIMCO Mortgage Opportunities and Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS2190TSRAR_033125

Institutional Class: PMZIX

PIMCO Mortgage Opportunities and Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$174	1.68%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to non-agency residential mortgage-backed securities ("MBS") contributed to performance, as securities posted positive returns.

  Positive duration exposure contributed to performance, as rates decreased.

  Exposure to non-agency commercial MBS contributed to performance, as spreads tightened.

  Exposure to agency MBS contributed to performance, as the sector posted positive returns.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,004,460	$996,412	$1,000,229
5/31/15	$1,007,223	$994,012	$1,000,460
6/30/15	$1,006,297	$983,174	$1,000,689
7/31/15	$1,010,158	$990,008	$1,000,924
8/31/15	$1,009,137	$988,586	$1,001,159
9/30/15	$1,011,840	$995,273	$1,001,394
10/31/15	$1,013,819	$995,439	$1,001,666
11/30/15	$1,014,615	$992,809	$1,001,940
12/31/15	$1,013,503	$989,601	$1,002,212
1/31/16	$1,015,118	$1,003,219	$1,002,719
2/29/16	$1,012,157	$1,010,335	$1,003,226
3/31/16	$1,022,417	$1,019,605	$1,003,732
4/30/16	$1,030,836	$1,023,519	$1,004,260
5/31/16	$1,032,652	$1,023,781	$1,004,788
6/30/16	$1,042,930	$1,042,177	$1,005,317
7/31/16	$1,052,396	$1,048,765	$1,005,845
8/31/16	$1,052,462	$1,047,566	$1,006,374
9/30/16	$1,061,147	$1,046,952	$1,006,904
10/31/16	$1,065,781	$1,038,944	$1,007,607
11/30/16	$1,057,195	$1,014,369	$1,008,310
12/31/16	$1,063,402	$1,015,800	$1,009,013
1/31/17	$1,071,046	$1,017,793	$1,009,853
2/28/17	$1,076,644	$1,024,634	$1,010,693
3/31/17	$1,079,787	$1,024,097	$1,011,533
4/30/17	$1,086,399	$1,032,000	$1,012,501
5/31/17	$1,097,262	$1,039,943	$1,013,468
6/30/17	$1,099,345	$1,038,896	$1,014,436
7/31/17	$1,105,114	$1,043,367	$1,015,532
8/31/17	$1,116,065	$1,052,726	$1,016,629
9/30/17	$1,117,071	$1,047,712	$1,017,727
10/31/17	$1,119,983	$1,048,319	$1,018,858
11/30/17	$1,119,969	$1,046,973	$1,019,989
12/31/17	$1,121,807	$1,051,778	$1,021,122
1/31/18	$1,118,756	$1,039,665	$1,022,563
2/28/18	$1,118,501	$1,029,809	$1,024,006
3/31/18	$1,124,750	$1,036,414	$1,025,451
4/30/18	$1,123,572	$1,028,705	$1,027,418
5/31/18	$1,129,743	$1,036,047	$1,029,389
6/30/18	$1,130,801	$1,034,773	$1,031,364
7/31/18	$1,132,790	$1,035,019	$1,033,370
8/31/18	$1,137,251	$1,041,679	$1,035,380
9/30/18	$1,137,913	$1,034,971	$1,037,394
10/31/18	$1,138,982	$1,026,792	$1,039,457
11/30/18	$1,141,196	$1,032,921	$1,041,524
12/31/18	$1,139,239	$1,051,898	$1,043,595
1/31/19	$1,145,509	$1,063,068	$1,046,033
2/28/19	$1,148,410	$1,062,452	$1,048,476
3/31/19	$1,156,941	$1,082,853	$1,050,925
4/30/19	$1,161,131	$1,083,130	$1,053,203
5/31/19	$1,165,646	$1,102,358	$1,055,486
6/30/19	$1,171,793	$1,116,201	$1,057,774
7/31/19	$1,177,196	$1,118,657	$1,059,827
8/31/19	$1,180,671	$1,147,643	$1,061,885
9/30/19	$1,185,788	$1,141,531	$1,063,947
10/31/19	$1,193,402	$1,144,969	$1,065,813
11/30/19	$1,192,349	$1,144,386	$1,067,682
12/31/19	$1,196,684	$1,143,588	$1,069,554
1/31/20	$1,205,657	$1,165,596	$1,071,288
2/29/20	$1,212,009	$1,186,575	$1,073,023
3/31/20	$1,154,220	$1,179,592	$1,074,762
4/30/20	$1,179,745	$1,200,561	$1,076,061
5/31/20	$1,195,406	$1,206,151	$1,077,361
6/30/20	$1,211,001	$1,213,749	$1,078,663
7/31/20	$1,221,356	$1,231,878	$1,078,940
8/31/20	$1,234,678	$1,221,935	$1,079,217
9/30/20	$1,237,989	$1,221,265	$1,079,494
10/31/20	$1,241,529	$1,215,812	$1,079,692
11/30/20	$1,251,556	$1,227,742	$1,079,890
12/31/20	$1,261,995	$1,229,433	$1,080,089
1/31/21	$1,268,590	$1,220,618	$1,080,317
2/28/21	$1,270,592	$1,202,992	$1,080,546
3/31/21	$1,267,162	$1,187,971	$1,080,774
4/30/21	$1,274,261	$1,197,356	$1,080,957
5/31/21	$1,274,069	$1,201,268	$1,081,139
6/30/21	$1,278,650	$1,209,708	$1,081,321
7/31/21	$1,286,974	$1,223,233	$1,081,454
8/31/21	$1,286,895	$1,220,905	$1,081,587
9/30/21	$1,285,642	$1,210,334	$1,081,719
10/31/21	$1,285,679	$1,210,000	$1,081,838
11/30/21	$1,286,756	$1,213,580	$1,081,957
12/31/21	$1,288,039	$1,210,475	$1,082,075
1/31/22	$1,284,216	$1,184,396	$1,082,277
2/28/22	$1,279,544	$1,171,183	$1,082,479
3/31/22	$1,262,049	$1,138,645	$1,082,681
4/30/22	$1,237,220	$1,095,436	$1,083,588
5/31/22	$1,233,810	$1,102,499	$1,084,497
6/30/22	$1,209,359	$1,085,203	$1,085,406
7/31/22	$1,227,327	$1,111,719	$1,086,882
8/31/22	$1,219,821	$1,080,306	$1,089,024
9/30/22	$1,186,558	$1,033,630	$1,091,245
10/31/22	$1,175,776	$1,020,242	$1,094,093
11/30/22	$1,193,454	$1,057,762	$1,097,463
12/31/22	$1,199,760	$1,052,991	$1,101,293
1/31/23	$1,224,072	$1,085,385	$1,105,379
2/28/23	$1,217,566	$1,057,322	$1,109,281
3/31/23	$1,222,415	$1,084,180	$1,113,695
4/30/23	$1,228,177	$1,090,751	$1,118,173
5/31/23	$1,230,122	$1,078,874	$1,123,014
6/30/23	$1,237,462	$1,075,027	$1,127,753
7/31/23	$1,242,961	$1,074,277	$1,132,705
8/31/23	$1,243,583	$1,067,415	$1,137,880
9/30/23	$1,231,663	$1,040,290	$1,142,922
10/31/23	$1,213,882	$1,023,873	$1,148,156
11/30/23	$1,253,624	$1,070,241	$1,153,254
12/31/23	$1,283,026	$1,111,209	$1,158,559
1/31/24	$1,288,190	$1,108,157	$1,163,888
2/29/24	$1,288,963	$1,092,501	$1,168,881
3/31/24	$1,302,675	$1,102,589	$1,174,247
4/30/24	$1,286,525	$1,074,739	$1,179,460
5/31/24	$1,306,711	$1,092,959	$1,184,862
6/30/24	$1,315,847	$1,103,307	$1,189,779
7/31/24	$1,341,494	$1,129,077	$1,195,621
8/31/24	$1,356,558	$1,145,301	$1,201,121
9/30/24	$1,367,468	$1,160,636	$1,206,310
10/31/24	$1,345,560	$1,131,854	$1,211,352
11/30/24	$1,359,660	$1,143,821	$1,216,089
12/31/24	$1,356,032	$1,125,101	$1,220,844
1/31/25	$1,367,304	$1,131,070	$1,225,398
2/28/25	$1,390,500	$1,155,956	$1,229,539
3/31/25	$1,395,612	$1,156,391	$1,234,125

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.13%	3.87%	3.39%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,651,628
# of Portfolio Holdings	3,317
Portfolio Turnover Rate	1,120%
Total Net Advisory Fees Paid During the Reporting Period	$36,437
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	150.8%
Asset-Backed Securities	31.0%
Non-Agency Mortgage-Backed Securities	30.8%
U.S. Treasury Obligations	0.2%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	1.0%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(115.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.46% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PMZIX

PIMCO Mortgage Opportunities and Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS2075TSRAR_033125

I-2: PMZPX

PIMCO Mortgage Opportunities and Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$184	1.78%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to non-agency residential mortgage-backed securities ("MBS") contributed to performance, as securities posted positive returns.

  Positive duration exposure contributed to performance, as rates decreased.

  Exposure to non-agency commercial MBS contributed to performance, as spreads tightened.

  Exposure to agency MBS contributed to performance, as the sector posted positive returns.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,004,378	$996,412	$1,000,229
5/31/15	$1,007,056	$994,012	$1,000,460
6/30/15	$1,006,047	$983,174	$1,000,689
7/31/15	$1,009,816	$990,008	$1,000,924
8/31/15	$1,008,715	$988,586	$1,001,159
9/30/15	$1,011,334	$995,273	$1,001,394
10/31/15	$1,013,223	$995,439	$1,001,666
11/30/15	$1,013,938	$992,809	$1,001,940
12/31/15	$1,012,732	$989,601	$1,002,212
1/31/16	$1,014,231	$1,003,219	$1,002,719
2/29/16	$1,011,093	$1,010,335	$1,003,226
3/31/16	$1,021,151	$1,019,605	$1,003,732
4/30/16	$1,029,367	$1,023,519	$1,004,260
5/31/16	$1,031,092	$1,023,781	$1,004,788
6/30/16	$1,041,270	$1,042,177	$1,005,317
7/31/16	$1,050,633	$1,048,765	$1,005,845
8/31/16	$1,050,609	$1,047,566	$1,006,374
9/30/16	$1,059,187	$1,046,952	$1,006,904
10/31/16	$1,063,728	$1,038,944	$1,007,607
11/30/16	$1,055,072	$1,014,369	$1,008,310
12/31/16	$1,061,170	$1,015,800	$1,009,013
1/31/17	$1,068,714	$1,017,793	$1,009,853
2/28/17	$1,074,217	$1,024,634	$1,010,693
3/31/17	$1,077,257	$1,024,097	$1,011,533
4/30/17	$1,083,772	$1,032,000	$1,012,501
5/31/17	$1,094,517	$1,039,943	$1,013,468
6/30/17	$1,096,501	$1,038,896	$1,014,436
7/31/17	$1,102,169	$1,043,367	$1,015,532
8/31/17	$1,112,999	$1,052,726	$1,016,629
9/30/17	$1,113,910	$1,047,712	$1,017,727
10/31/17	$1,116,724	$1,048,319	$1,018,858
11/30/17	$1,116,619	$1,046,973	$1,019,989
12/31/17	$1,118,353	$1,051,778	$1,021,122
1/31/18	$1,115,219	$1,039,665	$1,022,563
2/28/18	$1,114,879	$1,029,809	$1,024,006
3/31/18	$1,121,010	$1,036,414	$1,025,451
4/30/18	$1,119,746	$1,028,705	$1,027,418
5/31/18	$1,125,802	$1,036,047	$1,029,389
6/30/18	$1,126,760	$1,034,773	$1,031,364
7/31/18	$1,128,650	$1,035,019	$1,033,370
8/31/18	$1,132,989	$1,041,679	$1,035,380
9/30/18	$1,133,565	$1,034,971	$1,037,394
10/31/18	$1,134,534	$1,026,792	$1,039,457
11/30/18	$1,136,639	$1,032,921	$1,041,524
12/31/18	$1,134,596	$1,051,898	$1,043,595
1/31/19	$1,140,745	$1,063,068	$1,046,033
2/28/19	$1,143,545	$1,062,452	$1,048,476
3/31/19	$1,151,942	$1,082,853	$1,050,925
4/30/19	$1,156,018	$1,083,130	$1,053,203
5/31/19	$1,160,407	$1,102,358	$1,055,486
6/30/19	$1,166,437	$1,116,201	$1,057,774
7/31/19	$1,171,716	$1,118,657	$1,059,827
8/31/19	$1,175,068	$1,147,643	$1,061,885
9/30/19	$1,180,070	$1,141,531	$1,063,947
10/31/19	$1,187,547	$1,144,969	$1,065,813
11/30/19	$1,186,399	$1,144,386	$1,067,682
12/31/19	$1,190,610	$1,143,588	$1,069,554
1/31/20	$1,199,432	$1,165,596	$1,071,288
2/29/20	$1,205,659	$1,186,575	$1,073,023
3/31/20	$1,148,073	$1,179,592	$1,074,762
4/30/20	$1,173,362	$1,200,561	$1,076,061
5/31/20	$1,188,834	$1,206,151	$1,077,361
6/30/20	$1,204,243	$1,213,749	$1,078,663
7/31/20	$1,214,430	$1,231,878	$1,078,940
8/31/20	$1,227,579	$1,221,935	$1,079,217
9/30/20	$1,230,769	$1,221,265	$1,079,494
10/31/20	$1,234,180	$1,215,812	$1,079,692
11/30/20	$1,244,049	$1,227,742	$1,079,890
12/31/20	$1,254,311	$1,229,433	$1,080,089
1/31/21	$1,260,769	$1,220,618	$1,080,317
2/28/21	$1,262,662	$1,202,992	$1,080,546
3/31/21	$1,259,146	$1,187,971	$1,080,774
4/30/21	$1,266,089	$1,197,356	$1,080,957
5/31/21	$1,265,799	$1,201,268	$1,081,139
6/30/21	$1,270,245	$1,209,708	$1,081,321
7/31/21	$1,278,403	$1,223,233	$1,081,454
8/31/21	$1,278,220	$1,220,905	$1,081,587
9/30/21	$1,276,870	$1,210,334	$1,081,719
10/31/21	$1,276,797	$1,210,000	$1,081,838
11/30/21	$1,277,762	$1,213,580	$1,081,957
12/31/21	$1,278,921	$1,210,475	$1,082,075
1/31/22	$1,275,023	$1,184,396	$1,082,277
2/28/22	$1,270,287	$1,171,183	$1,082,479
3/31/22	$1,252,810	$1,138,645	$1,082,681
4/30/22	$1,228,057	$1,095,436	$1,083,588
5/31/22	$1,224,571	$1,102,499	$1,084,497
6/30/22	$1,200,202	$1,085,203	$1,085,406
7/31/22	$1,217,932	$1,111,719	$1,086,882
8/31/22	$1,210,380	$1,080,306	$1,089,024
9/30/22	$1,177,269	$1,033,630	$1,091,245
10/31/22	$1,166,477	$1,020,242	$1,094,093
11/30/22	$1,183,919	$1,057,762	$1,097,463
12/31/22	$1,190,068	$1,052,991	$1,101,293
1/31/23	$1,214,088	$1,085,385	$1,105,379
2/28/23	$1,207,542	$1,057,322	$1,109,281
3/31/23	$1,212,243	$1,084,180	$1,113,695
4/30/23	$1,217,864	$1,090,751	$1,118,173
5/31/23	$1,219,688	$1,078,874	$1,123,014
6/30/23	$1,226,860	$1,075,027	$1,127,753
7/31/23	$1,232,215	$1,074,277	$1,132,705
8/31/23	$1,232,727	$1,067,415	$1,137,880
9/30/23	$1,220,806	$1,040,290	$1,142,922
10/31/23	$1,203,081	$1,023,873	$1,148,156
11/30/23	$1,242,371	$1,070,241	$1,153,254
12/31/23	$1,271,400	$1,111,209	$1,158,559
1/31/24	$1,276,413	$1,108,157	$1,163,888
2/29/24	$1,277,077	$1,092,501	$1,168,881
3/31/24	$1,290,555	$1,102,589	$1,174,247
4/30/24	$1,274,450	$1,074,739	$1,179,460
5/31/24	$1,294,355	$1,092,959	$1,184,862
6/30/24	$1,303,326	$1,103,307	$1,189,779
7/31/24	$1,328,642	$1,129,077	$1,195,621
8/31/24	$1,343,422	$1,145,301	$1,201,121
9/30/24	$1,354,147	$1,160,636	$1,206,310
10/31/24	$1,332,319	$1,131,854	$1,211,352
11/30/24	$1,346,147	$1,143,821	$1,216,089
12/31/24	$1,342,420	$1,125,101	$1,220,844
1/31/25	$1,353,439	$1,131,070	$1,225,398
2/28/25	$1,376,318	$1,155,956	$1,229,539
3/31/25	$1,381,292	$1,156,391	$1,234,125

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	7.03%	3.77%	3.28%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,651,628
# of Portfolio Holdings	3,317
Portfolio Turnover Rate	1,120%
Total Net Advisory Fees Paid During the Reporting Period	$36,437
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	150.8%
Asset-Backed Securities	31.0%
Non-Agency Mortgage-Backed Securities	30.8%
U.S. Treasury Obligations	0.2%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	1.0%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(115.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.46% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PMZPX

PIMCO Mortgage Opportunities and Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS2077TSRAR_033125

Institutional Class: PPEIX

PIMCO Total Return Fund V

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Total Return Fund V (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	0.54%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Positions within corporate credit, primarily overweight exposure to investment-grade senior financials, contributed to relative performance, as the asset class outperformed.

  Curve positioning in the euro bloc, primarily short exposure to the long end of the curve, contributed to relative performance, as yields rose.

  Overweight exposure to agency mortgage-backed securities detracted from relative performance, as spreads widened.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

  Select exposure to emerging market currencies in Latin America, primarily long exposure to the Mexican peso in Q1-4 2024, detracted from relative performance, as the currency depreciated relative to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index
5/1/23	$1,000,000	$1,000,000
5/31/23	$998,628	$998,740
6/30/23	$990,573	$995,178
7/31/23	$990,143	$994,484
8/31/23	$984,029	$988,132
9/30/23	$958,589	$963,022
10/31/23	$941,149	$947,824
11/30/23	$985,090	$990,748
12/31/23	$1,020,040	$1,028,672
1/31/24	$1,020,686	$1,025,848
2/29/24	$1,006,984	$1,011,354
3/31/24	$1,017,682	$1,020,693
4/30/24	$992,923	$994,912
5/31/24	$1,011,441	$1,011,779
6/30/24	$1,019,668	$1,021,357
7/31/24	$1,044,157	$1,045,213
8/31/24	$1,056,032	$1,060,233
9/30/24	$1,069,562	$1,074,429
10/31/24	$1,041,573	$1,047,784
11/30/24	$1,055,405	$1,058,862
12/31/24	$1,037,928	$1,041,533
1/31/25	$1,044,207	$1,047,059
2/28/25	$1,071,077	$1,070,096
3/31/25	$1,069,989	$1,070,499

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 5/1/23
Institutional Class	5.14%	3.59%
Bloomberg U.S. Aggregate Index	4.88%	3.62%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$255,981
# of Portfolio Holdings	507
Portfolio Turnover Rate	347%
Total Net Advisory Fees Paid During the Reporting Period	$512
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	51.7%
Corporate Bonds & Notes	27.1%
U.S. Treasury Obligations	17.6%
Asset-Backed Securities	5.3%
Sovereign Issues	3.1%
Non-Agency Mortgage-Backed Securities	0.4%
Short-Term Instruments	10.5%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(16.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PPEIX

PIMCO Total Return Fund V

Annual Shareholder Report |

March 31, 2025

PIMS2242TSRAR_033125

Administrative Class: PRFAX

PIMCO Total Return ESG Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$175	1.70%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized credit, primarily commercial mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Positions within corporate credit, primarily underweight exposure to investment-grade non-financials, contributed to relative performance, as spreads widened.

  Long exposure to the U.S. dollar detracted from relative performance, as the currency depreciated against those of major trading partners.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$993,244	$996,412
5/31/15	$989,209	$994,012
6/30/15	$980,105	$983,174
7/31/15	$992,127	$990,008
8/31/15	$982,078	$988,586
9/30/15	$978,040	$995,273
10/31/15	$984,632	$995,439
11/30/15	$982,671	$992,809
12/31/15	$979,147	$989,601
1/31/16	$986,922	$1,003,219
2/29/16	$982,805	$1,010,335
3/31/16	$997,093	$1,019,605
4/30/16	$1,002,381	$1,023,519
5/31/16	$1,005,202	$1,023,781
6/30/16	$1,017,550	$1,042,177
7/31/16	$1,028,670	$1,048,765
8/31/16	$1,027,334	$1,047,566
9/30/16	$1,029,841	$1,046,952
10/31/16	$1,024,033	$1,038,944
11/30/16	$998,672	$1,014,369
12/31/16	$1,005,566	$1,015,800
1/31/17	$1,012,814	$1,017,793
2/28/17	$1,019,821	$1,024,634
3/31/17	$1,019,361	$1,024,097
4/30/17	$1,026,488	$1,032,000
5/31/17	$1,033,841	$1,039,943
6/30/17	$1,034,181	$1,038,896
7/31/17	$1,041,077	$1,043,367
8/31/17	$1,052,682	$1,052,726
9/30/17	$1,049,567	$1,047,712
10/31/17	$1,048,785	$1,048,319
11/30/17	$1,045,076	$1,046,973
12/31/17	$1,047,759	$1,051,778
1/31/18	$1,036,576	$1,039,665
2/28/18	$1,028,894	$1,029,809
3/31/18	$1,031,633	$1,036,414
4/30/18	$1,021,678	$1,028,705
5/31/18	$1,027,367	$1,036,047
6/30/18	$1,027,158	$1,034,773
7/31/18	$1,029,137	$1,035,019
8/31/18	$1,037,270	$1,041,679
9/30/18	$1,029,909	$1,034,971
10/31/18	$1,023,023	$1,026,792
11/30/18	$1,024,184	$1,032,921
12/31/18	$1,037,015	$1,051,898
1/31/19	$1,049,676	$1,063,068
2/28/19	$1,051,844	$1,062,452
3/31/19	$1,068,303	$1,082,853
4/30/19	$1,070,762	$1,083,130
5/31/19	$1,089,133	$1,102,358
6/30/19	$1,102,435	$1,116,201
7/31/19	$1,103,620	$1,118,657
8/31/19	$1,134,607	$1,147,643
9/30/19	$1,128,484	$1,141,531
10/31/19	$1,133,449	$1,144,969
11/30/19	$1,129,890	$1,144,386
12/31/19	$1,126,831	$1,143,588
1/31/20	$1,154,565	$1,165,596
2/29/20	$1,168,822	$1,186,575
3/31/20	$1,144,565	$1,179,592
4/30/20	$1,170,457	$1,200,561
5/31/20	$1,177,697	$1,206,151
6/30/20	$1,191,030	$1,213,749
7/31/20	$1,213,051	$1,231,878
8/31/20	$1,209,049	$1,221,935
9/30/20	$1,209,950	$1,221,265
10/31/20	$1,205,946	$1,215,812
11/30/20	$1,221,535	$1,227,742
12/31/20	$1,224,813	$1,229,433
1/31/21	$1,220,123	$1,220,618
2/28/21	$1,204,203	$1,202,992
3/31/21	$1,185,735	$1,187,971
4/30/21	$1,197,958	$1,197,356
5/31/21	$1,201,012	$1,201,268
6/30/21	$1,211,832	$1,209,708
7/31/21	$1,224,017	$1,223,233
8/31/21	$1,222,038	$1,220,905
9/30/21	$1,213,716	$1,210,334
10/31/21	$1,209,143	$1,210,000
11/30/21	$1,208,398	$1,213,580
12/31/21	$1,208,337	$1,210,475
1/31/22	$1,184,055	$1,184,396
2/28/22	$1,163,890	$1,171,183
3/31/22	$1,129,405	$1,138,645
4/30/22	$1,079,255	$1,095,436
5/31/22	$1,083,918	$1,102,499
6/30/22	$1,053,291	$1,085,203
7/31/22	$1,080,436	$1,111,719
8/31/22	$1,050,934	$1,080,306
9/30/22	$1,001,679	$1,033,630
10/31/22	$982,565	$1,020,242
11/30/22	$1,020,563	$1,057,762
12/31/22	$1,017,511	$1,052,991
1/31/23	$1,054,886	$1,085,385
2/28/23	$1,028,812	$1,057,322
3/31/23	$1,045,827	$1,084,180
4/30/23	$1,050,828	$1,090,751
5/31/23	$1,040,133	$1,078,874
6/30/23	$1,035,656	$1,075,027
7/31/23	$1,036,825	$1,074,277
8/31/23	$1,031,351	$1,067,415
9/30/23	$1,004,659	$1,040,290
10/31/23	$986,455	$1,023,873
11/30/23	$1,032,421	$1,070,241
12/31/23	$1,073,732	$1,111,209
1/31/24	$1,074,943	$1,108,157
2/29/24	$1,062,220	$1,092,501
3/31/24	$1,073,104	$1,102,589
4/30/24	$1,045,238	$1,074,739
5/31/24	$1,066,964	$1,092,959
6/30/24	$1,074,743	$1,103,307
7/31/24	$1,102,080	$1,129,077
8/31/24	$1,115,285	$1,145,301
9/30/24	$1,130,101	$1,160,636
10/31/24	$1,100,319	$1,131,854
11/30/24	$1,115,269	$1,143,821
12/31/24	$1,095,698	$1,125,101
1/31/25	$1,106,357	$1,131,070
2/28/25	$1,132,907	$1,155,956
3/31/25	$1,132,008	$1,156,391

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	5.49%	(0.22%)	1.25%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,616,507
# of Portfolio Holdings	1,040
Portfolio Turnover Rate	391%
Total Net Advisory Fees Paid During the Reporting Period	$4,280
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	52.0%
Corporate Bonds & Notes	29.4%
U.S. Treasury Obligations	21.8%
Asset-Backed Securities	13.1%
Non-Agency Mortgage-Backed Securities	9.2%
Sovereign Issues	8.1%
Municipal Bonds & Notes	0.5%
Preferred Securities	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(34.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.63% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PRFAX

PIMCO Total Return ESG Fund

Annual Shareholder Report |

March 31, 2025

PIMS0405TSRAR_033125

Class A: PTGAX

PIMCO Total Return ESG Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$190	1.85%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized credit, primarily commercial mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Positions within corporate credit, primarily underweight exposure to investment-grade non-financials, contributed to relative performance, as spreads widened.

  Long exposure to the U.S. dollar detracted from relative performance, as the currency depreciated against those of major trading partners.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of Class A shares (2/3/2020), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by Class A shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg U.S. Aggregate Index
3/31/15	$9,773	$10,000
4/30/15	$9,706	$9,964
5/31/15	$9,665	$9,940
6/30/15	$9,575	$9,832
7/31/15	$9,692	$9,900
8/31/15	$9,592	$9,886
9/30/15	$9,551	$9,953
10/31/15	$9,615	$9,954
11/30/15	$9,594	$9,928
12/31/15	$9,559	$9,896
1/31/16	$9,633	$10,032
2/29/16	$9,592	$10,103
3/31/16	$9,730	$10,196
4/30/16	$9,781	$10,235
5/31/16	$9,807	$10,238
6/30/16	$9,926	$10,422
7/31/16	$10,033	$10,488
8/31/16	$10,019	$10,476
9/30/16	$10,042	$10,470
10/31/16	$9,984	$10,389
11/30/16	$9,736	$10,144
12/31/16	$9,802	$10,158
1/31/17	$9,871	$10,178
2/28/17	$9,939	$10,246
3/31/17	$9,933	$10,241
4/30/17	$10,001	$10,320
5/31/17	$10,071	$10,399
6/30/17	$10,074	$10,389
7/31/17	$10,139	$10,434
8/31/17	$10,251	$10,527
9/30/17	$10,220	$10,477
10/31/17	$10,211	$10,483
11/30/17	$10,173	$10,470
12/31/17	$10,198	$10,518
1/31/18	$10,088	$10,397
2/28/18	$10,012	$10,298
3/31/18	$10,037	$10,364
4/30/18	$9,939	$10,287
5/31/18	$9,993	$10,360
6/30/18	$9,990	$10,348
7/31/18	$10,008	$10,350
8/31/18	$10,086	$10,417
9/30/18	$10,013	$10,350
10/31/18	$9,945	$10,268
11/30/18	$9,955	$10,329
12/31/18	$10,078	$10,519
1/31/19	$10,200	$10,631
2/28/19	$10,220	$10,625
3/31/19	$10,379	$10,829
4/30/19	$10,401	$10,831
5/31/19	$10,578	$11,024
6/30/19	$10,706	$11,162
7/31/19	$10,716	$11,187
8/31/19	$11,016	$11,476
9/30/19	$10,955	$11,415
10/31/19	$11,002	$11,450
11/30/19	$10,966	$11,444
12/31/19	$10,935	$11,436
1/31/20	$11,203	$11,656
2/29/20	$11,339	$11,866
3/31/20	$11,103	$11,796
4/30/20	$11,353	$12,006
5/31/20	$11,422	$12,062
6/30/20	$11,550	$12,137
7/31/20	$11,762	$12,319
8/31/20	$11,722	$12,219
9/30/20	$11,729	$12,213
10/31/20	$11,689	$12,158
11/30/20	$11,838	$12,277
12/31/20	$11,868	$12,294
1/31/21	$11,822	$12,206
2/28/21	$11,666	$12,030
3/31/21	$11,486	$11,880
4/30/21	$11,603	$11,974
5/31/21	$11,631	$12,013
6/30/21	$11,734	$12,097
7/31/21	$11,851	$12,232
8/31/21	$11,830	$12,209
9/30/21	$11,748	$12,103
10/31/21	$11,702	$12,100
11/30/21	$11,694	$12,136
12/31/21	$11,691	$12,105
1/31/22	$11,455	$11,844
2/28/22	$11,259	$11,712
3/31/22	$10,924	$11,386
4/30/22	$10,437	$10,954
5/31/22	$10,481	$11,025
6/30/22	$10,184	$10,852
7/31/22	$10,445	$11,117
8/31/22	$10,158	$10,803
9/30/22	$9,681	$10,336
10/31/22	$9,495	$10,202
11/30/22	$9,861	$10,578
12/31/22	$9,830	$10,530
1/31/23	$10,190	$10,854
2/28/23	$9,937	$10,573
3/31/23	$10,100	$10,842
4/30/23	$10,147	$10,908
5/31/23	$10,043	$10,789
6/30/23	$9,998	$10,750
7/31/23	$10,008	$10,743
8/31/23	$9,954	$10,674
9/30/23	$9,695	$10,403
10/31/23	$9,518	$10,239
11/30/23	$9,961	$10,702
12/31/23	$10,358	$11,112
1/31/24	$10,368	$11,082
2/29/24	$10,244	$10,925
3/31/24	$10,348	$11,026
4/30/24	$10,078	$10,747
5/31/24	$10,286	$10,930
6/30/24	$10,360	$11,033
7/31/24	$10,622	$11,291
8/31/24	$10,748	$11,453
9/30/24	$10,890	$11,606
10/31/24	$10,601	$11,319
11/30/24	$10,744	$11,438
12/31/24	$10,554	$11,251
1/31/25	$10,655	$11,311
2/28/25	$10,910	$11,560
3/31/25	$10,900	$11,564

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.33%	(0.37%)	1.10%
Class A (including sales charge)	3.03%	(0.83%)	0.87%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,616,507
# of Portfolio Holdings	1,040
Portfolio Turnover Rate	391%
Total Net Advisory Fees Paid During the Reporting Period	$4,280
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	52.0%
Corporate Bonds & Notes	29.4%
U.S. Treasury Obligations	21.8%
Asset-Backed Securities	13.1%
Non-Agency Mortgage-Backed Securities	9.2%
Sovereign Issues	8.1%
Municipal Bonds & Notes	0.5%
Preferred Securities	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(34.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.63% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PTGAX

PIMCO Total Return ESG Fund

Annual Shareholder Report |

March 31, 2025

PIMS8089TSRAR_033125

Class C: PTGCX

PIMCO Total Return ESG Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$266	2.60%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized credit, primarily commercial mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Positions within corporate credit, primarily underweight exposure to investment-grade non-financials, contributed to relative performance, as spreads widened.

  Long exposure to the U.S. dollar detracted from relative performance, as the currency depreciated against those of major trading partners.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of Class C shares (2/3/2020), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by Class C shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index
3/31/15	$10,000	$10,000
4/30/15	$9,925	$9,964
5/31/15	$9,877	$9,940
6/30/15	$9,779	$9,832
7/31/15	$9,892	$9,900
8/31/15	$9,784	$9,886
9/30/15	$9,736	$9,953
10/31/15	$9,795	$9,954
11/30/15	$9,768	$9,928
12/31/15	$9,726	$9,896
1/31/16	$9,795	$10,032
2/29/16	$9,747	$10,103
3/31/16	$9,882	$10,196
4/30/16	$9,927	$10,235
5/31/16	$9,947	$10,238
6/30/16	$10,062	$10,422
7/31/16	$10,164	$10,488
8/31/16	$10,143	$10,476
9/30/16	$10,161	$10,470
10/31/16	$10,096	$10,389
11/30/16	$9,838	$10,144
12/31/16	$9,899	$10,158
1/31/17	$9,963	$10,178
2/28/17	$10,025	$10,246
3/31/17	$10,013	$10,241
4/30/17	$10,075	$10,320
5/31/17	$10,139	$10,399
6/30/17	$10,135	$10,389
7/31/17	$10,195	$10,434
8/31/17	$10,301	$10,527
9/30/17	$10,263	$10,477
10/31/17	$10,247	$10,483
11/30/17	$10,204	$10,470
12/31/17	$10,222	$10,518
1/31/18	$10,105	$10,397
2/28/18	$10,023	$10,298
3/31/18	$10,042	$10,364
4/30/18	$9,938	$10,287
5/31/18	$9,986	$10,360
6/30/18	$9,976	$10,348
7/31/18	$9,988	$10,350
8/31/18	$10,059	$10,417
9/30/18	$9,980	$10,350
10/31/18	$9,906	$10,268
11/30/18	$9,910	$10,329
12/31/18	$10,027	$10,519
1/31/19	$10,141	$10,631
2/28/19	$10,155	$10,625
3/31/19	$10,306	$10,829
4/30/19	$10,322	$10,831
5/31/19	$10,492	$11,024
6/30/19	$10,612	$11,162
7/31/19	$10,615	$11,187
8/31/19	$10,905	$11,476
9/30/19	$10,838	$11,415
10/31/19	$10,878	$11,450
11/30/19	$10,835	$11,444
12/31/19	$10,798	$11,436
1/31/20	$11,055	$11,656
2/29/20	$11,184	$11,866
3/31/20	$10,944	$11,796
4/30/20	$11,184	$12,006
5/31/20	$11,246	$12,062
6/30/20	$11,365	$12,137
7/31/20	$11,566	$12,319
8/31/20	$11,520	$12,219
9/30/20	$11,520	$12,213
10/31/20	$11,473	$12,158
11/30/20	$11,613	$12,277
12/31/20	$11,634	$12,294
1/31/21	$11,582	$12,206
2/28/21	$11,422	$12,030
3/31/21	$11,239	$11,880
4/30/21	$11,345	$11,974
5/31/21	$11,366	$12,013
6/30/21	$11,460	$12,097
7/31/21	$11,566	$12,232
8/31/21	$11,539	$12,209
9/30/21	$11,452	$12,103
10/31/21	$11,400	$12,100
11/30/21	$11,385	$12,136
12/31/21	$11,375	$12,105
1/31/22	$11,138	$11,844
2/28/22	$10,941	$11,712
3/31/22	$10,609	$11,386
4/30/22	$10,129	$10,954
5/31/22	$10,166	$11,025
6/30/22	$9,871	$10,852
7/31/22	$10,118	$11,117
8/31/22	$9,834	$10,803
9/30/22	$9,365	$10,336
10/31/22	$9,180	$10,202
11/30/22	$9,528	$10,578
12/31/22	$9,492	$10,530
1/31/23	$9,834	$10,854
2/28/23	$9,584	$10,573
3/31/23	$9,735	$10,842
4/30/23	$9,775	$10,908
5/31/23	$9,668	$10,789
6/30/23	$9,618	$10,750
7/31/23	$9,622	$10,743
8/31/23	$9,564	$10,674
9/30/23	$9,309	$10,403
10/31/23	$9,134	$10,239
11/30/23	$9,553	$10,702
12/31/23	$9,927	$11,112
1/31/24	$9,931	$11,082
2/29/24	$9,807	$10,925
3/31/24	$9,900	$11,026
4/30/24	$9,635	$10,747
5/31/24	$9,828	$10,930
6/30/24	$9,892	$11,033
7/31/24	$10,137	$11,291
8/31/24	$10,250	$11,453
9/30/24	$10,379	$11,606
10/31/24	$10,097	$11,319
11/30/24	$10,227	$11,438
12/31/24	$10,040	$11,251
1/31/25	$10,129	$11,311
2/28/25	$10,366	$11,560
3/31/25	$10,350	$11,564

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	4.55%	(1.11%)	0.34%
Class C (including sales charge)	3.55%	(1.11%)	0.34%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,616,507
# of Portfolio Holdings	1,040
Portfolio Turnover Rate	391%
Total Net Advisory Fees Paid During the Reporting Period	$4,280
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	52.0%
Corporate Bonds & Notes	29.4%
U.S. Treasury Obligations	21.8%
Asset-Backed Securities	13.1%
Non-Agency Mortgage-Backed Securities	9.2%
Sovereign Issues	8.1%
Municipal Bonds & Notes	0.5%
Preferred Securities	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(34.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.63% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PTGCX

PIMCO Total Return ESG Fund

Annual Shareholder Report |

March 31, 2025

PIMS8289TSRAR_033125

I-3: PTRSX

PIMCO Total Return ESG Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$164	1.60%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized credit, primarily commercial mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Positions within corporate credit, primarily underweight exposure to investment-grade non-financials, contributed to relative performance, as spreads widened.

  Long exposure to the U.S. dollar detracted from relative performance, as the currency depreciated against those of major trading partners.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (7/29/2022), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$993,326	$996,412
5/31/15	$989,376	$994,012
6/30/15	$980,351	$983,174
7/31/15	$992,472	$990,008
8/31/15	$982,490	$988,586
9/30/15	$978,532	$995,273
10/31/15	$985,215	$995,439
11/30/15	$983,325	$992,809
12/31/15	$979,902	$989,601
1/31/16	$987,745	$1,003,219
2/29/16	$983,702	$1,010,335
3/31/16	$998,088	$1,019,605
4/30/16	$1,003,471	$1,023,519
5/31/16	$1,006,374	$1,023,781
6/30/16	$1,018,819	$1,042,177
7/31/16	$1,030,048	$1,048,765
8/31/16	$1,028,797	$1,047,566
9/30/16	$1,031,406	$1,046,952
10/31/16	$1,025,663	$1,038,944
11/30/16	$1,000,346	$1,014,369
12/31/16	$1,007,350	$1,015,800
1/31/17	$1,014,695	$1,017,793
2/28/17	$1,021,793	$1,024,634
3/31/17	$1,021,432	$1,024,097
4/30/17	$1,028,643	$1,032,000
5/31/17	$1,036,098	$1,039,943
6/30/17	$1,036,538	$1,038,896
7/31/17	$1,043,531	$1,043,367
8/31/17	$1,055,253	$1,052,726
9/30/17	$1,052,223	$1,047,712
10/31/17	$1,051,522	$1,048,319
11/30/17	$1,047,890	$1,046,973
12/31/17	$1,050,676	$1,051,778
1/31/18	$1,039,543	$1,039,665
2/28/18	$1,031,918	$1,029,809
3/31/18	$1,034,753	$1,036,414
4/30/18	$1,024,843	$1,028,705
5/31/18	$1,030,637	$1,036,047
6/30/18	$1,030,521	$1,034,773
7/31/18	$1,032,587	$1,035,019
8/31/18	$1,040,857	$1,041,679
9/30/18	$1,033,533	$1,034,971
10/31/18	$1,026,710	$1,026,792
11/30/18	$1,027,974	$1,032,921
12/31/18	$1,040,933	$1,051,898
1/31/19	$1,053,723	$1,063,068
2/28/19	$1,055,980	$1,062,452
3/31/19	$1,072,594	$1,082,853
4/30/19	$1,075,150	$1,083,130
5/31/19	$1,093,698	$1,102,358
6/30/19	$1,107,130	$1,116,201
7/31/19	$1,108,414	$1,118,657
8/31/19	$1,139,647	$1,147,643
9/30/19	$1,133,573	$1,141,531
10/31/19	$1,138,655	$1,144,969
11/30/19	$1,135,181	$1,144,386
12/31/19	$1,132,205	$1,143,588
1/31/20	$1,160,175	$1,165,596
2/29/20	$1,174,584	$1,186,575
3/31/20	$1,150,297	$1,179,592
4/30/20	$1,176,420	$1,200,561
5/31/20	$1,183,796	$1,206,151
6/30/20	$1,197,314	$1,213,749
7/31/20	$1,219,568	$1,231,878
8/31/20	$1,215,630	$1,221,935
9/30/20	$1,216,637	$1,221,265
10/31/20	$1,212,723	$1,215,812
11/30/20	$1,228,491	$1,227,742
12/31/20	$1,231,916	$1,229,433
1/31/21	$1,227,279	$1,220,618
2/28/21	$1,211,359	$1,202,992
3/31/21	$1,192,883	$1,187,971
4/30/21	$1,205,294	$1,197,356
5/31/21	$1,208,454	$1,201,268
6/30/21	$1,219,439	$1,209,708
7/31/21	$1,231,813	$1,223,233
8/31/21	$1,229,917	$1,220,905
9/30/21	$1,221,643	$1,210,334
10/31/21	$1,217,145	$1,210,000
11/30/21	$1,216,495	$1,213,580
12/31/21	$1,216,553	$1,210,475
1/31/22	$1,192,192	$1,184,396
2/28/22	$1,171,978	$1,171,183
3/31/22	$1,137,352	$1,138,645
4/30/22	$1,086,949	$1,095,436
5/31/22	$1,091,730	$1,102,499
6/30/22	$1,060,970	$1,085,203
7/31/22	$1,088,412	$1,111,719
8/31/22	$1,058,799	$1,080,306
9/30/22	$1,009,297	$1,033,630
10/31/22	$990,131	$1,020,242
11/30/22	$1,028,504	$1,057,762
12/31/22	$1,025,523	$1,052,991
1/31/23	$1,063,292	$1,085,385
2/28/23	$1,037,092	$1,057,322
3/31/23	$1,054,339	$1,084,180
4/30/23	$1,059,462	$1,090,751
5/31/23	$1,048,770	$1,078,874
6/30/23	$1,044,347	$1,075,027
7/31/23	$1,045,609	$1,074,277
8/31/23	$1,040,179	$1,067,415
9/30/23	$1,013,345	$1,040,290
10/31/23	$995,069	$1,023,873
11/30/23	$1,041,521	$1,070,241
12/31/23	$1,083,289	$1,111,209
1/31/24	$1,084,596	$1,108,157
2/29/24	$1,071,844	$1,092,501
3/31/24	$1,082,919	$1,102,589
4/30/24	$1,054,884	$1,074,739
5/31/24	$1,076,909	$1,092,959
6/30/24	$1,084,843	$1,103,307
7/31/24	$1,112,533	$1,129,077
8/31/24	$1,125,965	$1,145,301
9/30/24	$1,141,010	$1,160,636
10/31/24	$1,111,037	$1,131,854
11/30/24	$1,126,228	$1,143,821
12/31/24	$1,106,559	$1,125,101
1/31/25	$1,117,421	$1,131,070
2/28/25	$1,144,325	$1,155,956
3/31/25	$1,143,511	$1,156,391

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	5.60%	(0.12%)	1.35%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,616,507
# of Portfolio Holdings	1,040
Portfolio Turnover Rate	391%
Total Net Advisory Fees Paid During the Reporting Period	$4,280
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	52.0%
Corporate Bonds & Notes	29.4%
U.S. Treasury Obligations	21.8%
Asset-Backed Securities	13.1%
Non-Agency Mortgage-Backed Securities	9.2%
Sovereign Issues	8.1%
Municipal Bonds & Notes	0.5%
Preferred Securities	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(34.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.63% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PTRSX

PIMCO Total Return ESG Fund

Annual Shareholder Report |

March 31, 2025

PIMS2237TSRAR_033125

Institutional Class: PTSAX

PIMCO Total Return ESG Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$149	1.45%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized credit, primarily commercial mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Positions within corporate credit, primarily underweight exposure to investment-grade non-financials, contributed to relative performance, as spreads widened.

  Long exposure to the U.S. dollar detracted from relative performance, as the currency depreciated against those of major trading partners.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$993,449	$996,412
5/31/15	$989,624	$994,012
6/30/15	$980,717	$983,174
7/31/15	$992,969	$990,008
8/31/15	$983,107	$988,586
9/30/15	$979,267	$995,273
10/31/15	$986,081	$995,439
11/30/15	$984,311	$992,809
12/31/15	$981,009	$989,601
1/31/16	$988,985	$1,003,219
2/29/16	$985,054	$1,010,335
3/31/16	$999,586	$1,019,605
4/30/16	$1,005,099	$1,023,519
5/31/16	$1,008,135	$1,023,781
6/30/16	$1,020,727	$1,042,177
7/31/16	$1,032,107	$1,048,765
8/31/16	$1,030,984	$1,047,566
9/30/16	$1,033,726	$1,046,952
10/31/16	$1,028,100	$1,038,944
11/30/16	$1,002,847	$1,014,369
12/31/16	$1,009,995	$1,015,800
1/31/17	$1,017,488	$1,017,793
2/28/17	$1,024,724	$1,024,634
3/31/17	$1,024,492	$1,024,097
4/30/17	$1,031,851	$1,032,000
5/31/17	$1,039,460	$1,039,943
6/30/17	$1,040,031	$1,038,896
7/31/17	$1,047,180	$1,043,367
8/31/17	$1,059,077	$1,052,726
9/30/17	$1,056,166	$1,047,712
10/31/17	$1,055,597	$1,048,319
11/30/17	$1,052,081	$1,046,973
12/31/17	$1,055,012	$1,051,778
1/31/18	$1,043,967	$1,039,665
2/28/18	$1,036,429	$1,029,809
3/31/18	$1,039,408	$1,036,414
4/30/18	$1,029,581	$1,028,705
5/31/18	$1,035,533	$1,036,047
6/30/18	$1,035,544	$1,034,773
7/31/18	$1,037,752	$1,035,019
8/31/18	$1,046,196	$1,041,679
9/30/18	$1,038,962	$1,034,971
10/31/18	$1,032,235	$1,026,792
11/30/18	$1,033,632	$1,032,921
12/31/18	$1,046,795	$1,051,898
1/31/19	$1,059,791	$1,063,068
2/28/19	$1,062,183	$1,062,452
3/31/19	$1,079,031	$1,082,853
4/30/19	$1,081,735	$1,083,130
5/31/19	$1,100,535	$1,102,358
6/30/19	$1,114,187	$1,116,201
7/31/19	$1,115,621	$1,118,657
8/31/19	$1,147,201	$1,147,643
9/30/19	$1,141,227	$1,141,531
10/31/19	$1,146,490	$1,144,969
11/30/19	$1,143,132	$1,144,386
12/31/19	$1,140,280	$1,143,588
1/31/20	$1,168,596	$1,165,596
2/29/20	$1,183,249	$1,186,575
3/31/20	$1,158,929	$1,179,592
4/30/20	$1,185,392	$1,200,561
5/31/20	$1,192,975	$1,206,151
6/30/20	$1,206,746	$1,213,749
7/31/20	$1,229,330	$1,231,878
8/31/20	$1,225,516	$1,221,935
9/30/20	$1,226,681	$1,221,265
10/31/20	$1,222,891	$1,215,812
11/30/20	$1,238,943	$1,227,742
12/31/20	$1,242,554	$1,229,433
1/31/21	$1,238,034	$1,220,618
2/28/21	$1,222,116	$1,202,992
3/31/21	$1,203,630	$1,187,971
4/30/21	$1,216,302	$1,197,356
5/31/21	$1,219,646	$1,201,268
6/30/21	$1,230,884	$1,209,708
7/31/21	$1,243,532	$1,223,233
8/31/21	$1,241,776	$1,220,905
9/30/21	$1,233,575	$1,210,334
10/31/21	$1,229,189	$1,210,000
11/30/21	$1,228,684	$1,213,580
12/31/21	$1,228,899	$1,210,475
1/31/22	$1,204,445	$1,184,396
2/28/22	$1,184,160	$1,171,183
3/31/22	$1,149,321	$1,138,645
4/30/22	$1,098,526	$1,095,436
5/31/22	$1,103,497	$1,102,499
6/30/22	$1,072,538	$1,085,203
7/31/22	$1,100,408	$1,111,719
8/31/22	$1,070,592	$1,080,306
9/30/22	$1,020,646	$1,033,630
10/31/22	$1,001,370	$1,020,242
11/30/22	$1,040,304	$1,057,762
12/31/22	$1,037,430	$1,052,991
1/31/23	$1,075,748	$1,085,385
2/28/23	$1,049,363	$1,057,322
3/31/23	$1,066,956	$1,084,180
4/30/23	$1,072,263	$1,090,751
5/31/23	$1,061,576	$1,078,874
6/30/23	$1,057,238	$1,075,027
7/31/23	$1,058,640	$1,074,277
8/31/23	$1,053,274	$1,067,415
9/30/23	$1,026,234	$1,040,290
10/31/23	$1,007,847	$1,023,873
11/30/23	$1,055,022	$1,070,241
12/31/23	$1,097,473	$1,111,209
1/31/24	$1,098,933	$1,108,157
2/29/24	$1,086,141	$1,092,501
3/31/24	$1,097,501	$1,102,589
4/30/24	$1,069,222	$1,074,739
5/31/24	$1,091,693	$1,092,959
6/30/24	$1,099,863	$1,103,307
7/31/24	$1,128,077	$1,129,077
8/31/24	$1,141,851	$1,145,301
9/30/24	$1,157,240	$1,160,636
10/31/24	$1,126,984	$1,131,854
11/30/24	$1,142,534	$1,143,821
12/31/24	$1,122,723	$1,125,101
1/31/25	$1,133,892	$1,131,070
2/28/25	$1,161,322	$1,155,956
3/31/25	$1,160,628	$1,156,391

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.75%	0.03%	1.50%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,616,507
# of Portfolio Holdings	1,040
Portfolio Turnover Rate	391%
Total Net Advisory Fees Paid During the Reporting Period	$4,280
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	52.0%
Corporate Bonds & Notes	29.4%
U.S. Treasury Obligations	21.8%
Asset-Backed Securities	13.1%
Non-Agency Mortgage-Backed Securities	9.2%
Sovereign Issues	8.1%
Municipal Bonds & Notes	0.5%
Preferred Securities	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(34.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.63% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PTSAX

PIMCO Total Return ESG Fund

Annual Shareholder Report |

March 31, 2025

PIMS0105TSRAR_033125

I-2: PRAPX

PIMCO Total Return ESG Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$159	1.55%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized credit, primarily commercial mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Positions within corporate credit, primarily underweight exposure to investment-grade non-financials, contributed to relative performance, as spreads widened.

  Long exposure to the U.S. dollar detracted from relative performance, as the currency depreciated against those of major trading partners.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$993,367	$996,412
5/31/15	$989,460	$994,012
6/30/15	$980,476	$983,174
7/31/15	$992,635	$990,008
8/31/15	$982,700	$988,586
9/30/15	$978,781	$995,273
10/31/15	$985,506	$995,439
11/30/15	$983,659	$992,809
12/31/15	$980,268	$989,601
1/31/16	$988,163	$1,003,219
2/29/16	$984,157	$1,010,335
3/31/16	$998,592	$1,019,605
4/30/16	$1,004,014	$1,023,519
5/31/16	$1,006,965	$1,023,781
6/30/16	$1,019,459	$1,042,177
7/31/16	$1,030,737	$1,048,765
8/31/16	$1,029,529	$1,047,566
9/30/16	$1,032,176	$1,046,952
10/31/16	$1,026,478	$1,038,944
11/30/16	$1,001,180	$1,014,369
12/31/16	$1,008,226	$1,015,800
1/31/17	$1,015,625	$1,017,793
2/28/17	$1,022,768	$1,024,634
3/31/17	$1,022,445	$1,024,097
4/30/17	$1,029,710	$1,032,000
5/31/17	$1,037,216	$1,039,943
6/30/17	$1,037,695	$1,038,896
7/31/17	$1,044,745	$1,043,367
8/31/17	$1,056,524	$1,052,726
9/30/17	$1,053,533	$1,047,712
10/31/17	$1,052,878	$1,048,319
11/30/17	$1,049,285	$1,046,973
12/31/17	$1,052,117	$1,051,778
1/31/18	$1,041,016	$1,039,665
2/28/18	$1,033,420	$1,029,809
3/31/18	$1,036,301	$1,036,414
4/30/18	$1,026,422	$1,028,705
5/31/18	$1,032,268	$1,036,047
6/30/18	$1,032,191	$1,034,773
7/31/18	$1,034,308	$1,035,019
8/31/18	$1,042,627	$1,041,679
9/30/18	$1,035,342	$1,034,971
10/31/18	$1,028,552	$1,026,792
11/30/18	$1,029,854	$1,032,921
12/31/18	$1,042,885	$1,051,898
1/31/19	$1,055,746	$1,063,068
2/28/19	$1,058,049	$1,062,452
3/31/19	$1,074,741	$1,082,853
4/30/19	$1,077,346	$1,083,130
5/31/19	$1,095,975	$1,102,358
6/30/19	$1,109,488	$1,116,201
7/31/19	$1,110,822	$1,118,657
8/31/19	$1,142,165	$1,147,643
9/30/19	$1,136,131	$1,141,531
10/31/19	$1,141,274	$1,144,969
11/30/19	$1,137,835	$1,144,386
12/31/19	$1,134,900	$1,143,588
1/31/20	$1,162,982	$1,165,596
2/29/20	$1,177,476	$1,186,575
3/31/20	$1,153,182	$1,179,592
4/30/20	$1,179,419	$1,200,561
5/31/20	$1,186,864	$1,206,151
6/30/20	$1,200,466	$1,213,749
7/31/20	$1,222,824	$1,231,878
8/31/20	$1,218,932	$1,221,935
9/30/20	$1,219,991	$1,221,265
10/31/20	$1,216,115	$1,215,812
11/30/20	$1,231,981	$1,227,742
12/31/20	$1,235,458	$1,229,433
1/31/21	$1,230,870	$1,220,618
2/28/21	$1,214,950	$1,202,992
3/31/21	$1,196,471	$1,187,971
4/30/21	$1,208,963	$1,197,356
5/31/21	$1,212,190	$1,201,268
6/30/21	$1,223,260	$1,209,708
7/31/21	$1,235,722	$1,223,233
8/31/21	$1,233,876	$1,220,905
9/30/21	$1,225,626	$1,210,334
10/31/21	$1,221,164	$1,210,000
11/30/21	$1,220,563	$1,213,580
12/31/21	$1,220,666	$1,210,475
1/31/22	$1,196,281	$1,184,396
2/28/22	$1,176,042	$1,171,183
3/31/22	$1,141,344	$1,138,645
4/30/22	$1,090,806	$1,095,436
5/31/22	$1,095,653	$1,102,499
6/30/22	$1,064,826	$1,085,203
7/31/22	$1,092,405	$1,111,719
8/31/22	$1,062,714	$1,080,306
9/30/22	$1,013,044	$1,033,630
10/31/22	$993,833	$1,020,242
11/30/22	$1,032,389	$1,057,762
12/31/22	$1,029,441	$1,052,991
1/31/23	$1,067,380	$1,085,385
2/28/23	$1,041,119	$1,057,322
3/31/23	$1,058,479	$1,084,180
4/30/23	$1,063,662	$1,090,751
5/31/23	$1,052,971	$1,078,874
6/30/23	$1,048,577	$1,075,027
7/31/23	$1,049,885	$1,074,277
8/31/23	$1,044,476	$1,067,415
9/30/23	$1,017,575	$1,040,290
10/31/23	$999,260	$1,023,873
11/30/23	$1,045,949	$1,070,241
12/31/23	$1,087,941	$1,111,209
1/31/24	$1,089,301	$1,108,157
2/29/24	$1,076,536	$1,092,501
3/31/24	$1,087,704	$1,102,589
4/30/24	$1,059,590	$1,074,739
5/31/24	$1,081,761	$1,092,959
6/30/24	$1,089,773	$1,103,307
7/31/24	$1,117,636	$1,129,077
8/31/24	$1,131,180	$1,145,301
9/30/24	$1,146,338	$1,160,636
10/31/24	$1,116,272	$1,131,854
11/30/24	$1,131,582	$1,143,821
12/31/24	$1,111,866	$1,125,101
1/31/25	$1,122,829	$1,131,070
2/28/25	$1,149,905	$1,155,956
3/31/25	$1,149,127	$1,156,391

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	5.65%	(0.07%)	1.40%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,616,507
# of Portfolio Holdings	1,040
Portfolio Turnover Rate	391%
Total Net Advisory Fees Paid During the Reporting Period	$4,280
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	52.0%
Corporate Bonds & Notes	29.4%
U.S. Treasury Obligations	21.8%
Asset-Backed Securities	13.1%
Non-Agency Mortgage-Backed Securities	9.2%
Sovereign Issues	8.1%
Municipal Bonds & Notes	0.5%
Preferred Securities	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(34.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.63% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PRAPX

PIMCO Total Return ESG Fund

Annual Shareholder Report |

March 31, 2025

PIMS1947TSRAR_033125

Institutional Class: PMBIX

PIMCO Total Return Fund II

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Total Return Fund II (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$167	1.62%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Long exposure to securitized credit, primarily commercial mortgage-backed securities ("MBS") and non-agency residential MBS, contributed to relative performance, as spreads tightened.

  Positions within corporate credit, primarily underweight exposure to investment-grade non-financials, contributed to relative performance, as spreads widened.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$996,294	$996,412
5/31/15	$989,932	$994,012
6/30/15	$983,345	$983,174
7/31/15	$992,227	$990,008
8/31/15	$983,230	$988,586
9/30/15	$983,625	$995,273
10/31/15	$985,828	$995,439
11/30/15	$983,311	$992,809
12/31/15	$980,569	$989,601
1/31/16	$989,247	$1,003,219
2/29/16	$991,934	$1,010,335
3/31/16	$1,006,554	$1,019,605
4/30/16	$1,012,843	$1,023,519
5/31/16	$1,014,481	$1,023,781
6/30/16	$1,032,682	$1,042,177
7/31/16	$1,042,484	$1,048,765
8/31/16	$1,040,673	$1,047,566
9/30/16	$1,044,343	$1,046,952
10/31/16	$1,037,599	$1,038,944
11/30/16	$1,010,992	$1,014,369
12/31/16	$1,018,081	$1,015,800
1/31/17	$1,023,674	$1,017,793
2/28/17	$1,032,761	$1,024,634
3/31/17	$1,032,712	$1,024,097
4/30/17	$1,041,971	$1,032,000
5/31/17	$1,050,485	$1,039,943
6/30/17	$1,049,280	$1,038,896
7/31/17	$1,054,274	$1,043,367
8/31/17	$1,067,056	$1,052,726
9/30/17	$1,061,450	$1,047,712
10/31/17	$1,062,313	$1,048,319
11/30/17	$1,060,305	$1,046,973
12/31/17	$1,065,550	$1,051,778
1/31/18	$1,052,149	$1,039,665
2/28/18	$1,044,301	$1,029,809
3/31/18	$1,049,995	$1,036,414
4/30/18	$1,043,420	$1,028,705
5/31/18	$1,050,323	$1,036,047
6/30/18	$1,052,134	$1,034,773
7/31/18	$1,052,475	$1,035,019
8/31/18	$1,060,906	$1,041,679
9/30/18	$1,053,174	$1,034,971
10/31/18	$1,045,695	$1,026,792
11/30/18	$1,050,679	$1,032,921
12/31/18	$1,068,749	$1,051,898
1/31/19	$1,081,500	$1,063,068
2/28/19	$1,082,998	$1,062,452
3/31/19	$1,102,877	$1,082,853
4/30/19	$1,103,439	$1,083,130
5/31/19	$1,123,708	$1,102,358
6/30/19	$1,136,200	$1,116,201
7/31/19	$1,139,029	$1,118,657
8/31/19	$1,169,613	$1,147,643
9/30/19	$1,161,772	$1,141,531
10/31/19	$1,164,360	$1,144,969
11/30/19	$1,162,459	$1,144,386
12/31/19	$1,159,355	$1,143,588
1/31/20	$1,185,633	$1,165,596
2/29/20	$1,206,940	$1,186,575
3/31/20	$1,189,427	$1,179,592
4/30/20	$1,212,075	$1,200,561
5/31/20	$1,219,007	$1,206,151
6/30/20	$1,233,528	$1,213,749
7/31/20	$1,250,122	$1,231,878
8/31/20	$1,246,209	$1,221,935
9/30/20	$1,248,302	$1,221,265
10/31/20	$1,240,762	$1,215,812
11/30/20	$1,253,505	$1,227,742
12/31/20	$1,256,102	$1,229,433
1/31/21	$1,249,848	$1,220,618
2/28/21	$1,229,658	$1,202,992
3/31/21	$1,213,276	$1,187,971
4/30/21	$1,224,982	$1,197,356
5/31/21	$1,227,560	$1,201,268
6/30/21	$1,237,861	$1,209,708
7/31/21	$1,253,234	$1,223,233
8/31/21	$1,249,360	$1,220,905
9/30/21	$1,239,154	$1,210,334
10/31/21	$1,236,652	$1,210,000
11/30/21	$1,240,643	$1,213,580
12/31/21	$1,237,077	$1,210,475
1/31/22	$1,213,770	$1,184,396
2/28/22	$1,199,754	$1,171,183
3/31/22	$1,161,351	$1,138,645
4/30/22	$1,116,648	$1,095,436
5/31/22	$1,119,794	$1,102,499
6/30/22	$1,099,721	$1,085,203
7/31/22	$1,125,160	$1,111,719
8/31/22	$1,094,810	$1,080,306
9/30/22	$1,047,683	$1,033,630
10/31/22	$1,029,019	$1,020,242
11/30/22	$1,066,919	$1,057,762
12/31/22	$1,062,319	$1,052,991
1/31/23	$1,097,858	$1,085,385
2/28/23	$1,074,074	$1,057,322
3/31/23	$1,098,672	$1,084,180
4/30/23	$1,104,280	$1,090,751
5/31/23	$1,094,227	$1,078,874
6/30/23	$1,092,339	$1,075,027
7/31/23	$1,091,355	$1,074,277
8/31/23	$1,085,275	$1,067,415
9/30/23	$1,059,025	$1,040,290
10/31/23	$1,040,724	$1,023,873
11/30/23	$1,087,619	$1,070,241
12/31/23	$1,130,515	$1,111,209
1/31/24	$1,132,422	$1,108,157
2/29/24	$1,117,913	$1,092,501
3/31/24	$1,128,648	$1,102,589
4/30/24	$1,100,777	$1,074,739
5/31/24	$1,121,533	$1,092,959
6/30/24	$1,132,000	$1,103,307
7/31/24	$1,157,954	$1,129,077
8/31/24	$1,174,073	$1,145,301
9/30/24	$1,191,286	$1,160,636
10/31/24	$1,162,420	$1,131,854
11/30/24	$1,177,377	$1,143,821
12/31/24	$1,159,319	$1,125,101
1/31/25	$1,168,620	$1,131,070
2/28/25	$1,196,212	$1,155,956
3/31/25	$1,197,288	$1,156,391

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.08%	0.13%	1.82%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$581,137
# of Portfolio Holdings	666
Portfolio Turnover Rate	437%
Total Net Advisory Fees Paid During the Reporting Period	$1,407
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	55.0%
U.S. Government Agencies	38.1%
Corporate Bonds & Notes	22.7%
Non-Agency Mortgage-Backed Securities	12.1%
Asset-Backed Securities	5.1%
Municipal Bonds & Notes	0.4%
Preferred Securities	0.4%
Short-Term Instruments	0.5%
Affiliated Investments	2.8%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(37.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 1.05% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PMBIX

PIMCO Total Return Fund II

Annual Shareholder Report |

March 31, 2025

PIMS0153TSRAR_033125

I-2: PMTPX

PIMCO Total Return Fund II

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Total Return Fund II (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$163	1.58%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Long exposure to securitized credit, primarily commercial mortgage-backed securities ("MBS") and non-agency residential MBS, contributed to relative performance, as spreads tightened.

  Positions within corporate credit, primarily underweight exposure to investment-grade non-financials, contributed to relative performance, as spreads widened.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$996,213	$996,412
5/31/15	$989,767	$994,012
6/30/15	$983,102	$983,174
7/31/15	$991,880	$990,008
8/31/15	$982,808	$988,586
9/30/15	$983,122	$995,273
10/31/15	$985,237	$995,439
11/30/15	$982,645	$992,809
12/31/15	$979,815	$989,601
1/31/16	$988,410	$1,003,219
2/29/16	$991,022	$1,010,335
3/31/16	$1,005,545	$1,019,605
4/30/16	$1,011,742	$1,023,519
5/31/16	$1,013,295	$1,023,781
6/30/16	$1,031,391	$1,042,177
7/31/16	$1,041,093	$1,048,765
8/31/16	$1,039,197	$1,047,566
9/30/16	$1,042,771	$1,046,952
10/31/16	$1,035,955	$1,038,944
11/30/16	$1,009,306	$1,014,369
12/31/16	$1,016,292	$1,015,800
1/31/17	$1,021,794	$1,017,793
2/28/17	$1,030,788	$1,024,634
3/31/17	$1,030,647	$1,024,097
4/30/17	$1,039,808	$1,032,000
5/31/17	$1,048,216	$1,039,943
6/30/17	$1,046,923	$1,038,896
7/31/17	$1,051,821	$1,043,367
8/31/17	$1,064,484	$1,052,726
9/30/17	$1,058,802	$1,047,712
10/31/17	$1,059,575	$1,048,319
11/30/17	$1,057,486	$1,046,973
12/31/17	$1,062,625	$1,051,778
1/31/18	$1,049,174	$1,039,665
2/28/18	$1,041,268	$1,029,809
3/31/18	$1,046,854	$1,036,414
4/30/18	$1,040,216	$1,028,705
5/31/18	$1,047,010	$1,036,047
6/30/18	$1,048,595	$1,034,773
7/31/18	$1,048,848	$1,035,019
8/31/18	$1,057,152	$1,041,679
9/30/18	$1,049,369	$1,034,971
10/31/18	$1,041,828	$1,026,792
11/30/18	$1,046,704	$1,032,921
12/31/18	$1,064,621	$1,051,898
1/31/19	$1,077,235	$1,063,068
2/28/19	$1,078,643	$1,062,452
3/31/19	$1,098,349	$1,082,853
4/30/19	$1,098,819	$1,083,130
5/31/19	$1,118,907	$1,102,358
6/30/19	$1,131,260	$1,116,201
7/31/19	$1,133,981	$1,118,657
8/31/19	$1,164,327	$1,147,643
9/30/19	$1,156,433	$1,141,531
10/31/19	$1,158,911	$1,144,969
11/30/19	$1,156,923	$1,144,386
12/31/19	$1,153,737	$1,143,588
1/31/20	$1,179,786	$1,165,596
2/29/20	$1,200,898	$1,186,575
3/31/20	$1,183,377	$1,179,592
4/30/20	$1,205,818	$1,200,561
5/31/20	$1,212,616	$1,206,151
6/30/20	$1,226,964	$1,213,749
7/31/20	$1,243,360	$1,231,878
8/31/20	$1,239,370	$1,221,935
9/30/20	$1,241,349	$1,221,265
10/31/20	$1,233,744	$1,215,812
11/30/20	$1,246,316	$1,227,742
12/31/20	$1,248,783	$1,229,433
1/31/21	$1,242,469	$1,220,618
2/28/21	$1,222,304	$1,202,992
3/31/21	$1,205,916	$1,187,971
4/30/21	$1,217,442	$1,197,356
5/31/21	$1,219,907	$1,201,268
6/30/21	$1,230,042	$1,209,708
7/31/21	$1,245,209	$1,223,233
8/31/21	$1,241,258	$1,220,905
9/30/21	$1,231,016	$1,210,334
10/31/21	$1,228,426	$1,210,000
11/30/21	$1,232,290	$1,213,580
12/31/21	$1,228,636	$1,210,475
1/31/22	$1,205,393	$1,184,396
2/28/22	$1,191,381	$1,171,183
3/31/22	$1,153,146	$1,138,645
4/30/22	$1,108,658	$1,095,436
5/31/22	$1,111,691	$1,102,499
6/30/22	$1,091,675	$1,085,203
7/31/22	$1,116,835	$1,111,719
8/31/22	$1,086,617	$1,080,306
9/30/22	$1,039,749	$1,033,630
10/31/22	$1,021,144	$1,020,242
11/30/22	$1,058,669	$1,057,762
12/31/22	$1,054,008	$1,052,991
1/31/23	$1,089,183	$1,085,385
2/28/23	$1,065,505	$1,057,322
3/31/23	$1,089,809	$1,084,180
4/30/23	$1,095,289	$1,090,751
5/31/23	$1,085,226	$1,078,874
6/30/23	$1,083,258	$1,075,027
7/31/23	$1,082,204	$1,074,277
8/31/23	$1,076,087	$1,067,415
9/30/23	$1,049,970	$1,040,290
10/31/23	$1,031,741	$1,023,873
11/30/23	$1,078,153	$1,070,241
12/31/23	$1,120,582	$1,111,209
1/31/24	$1,122,383	$1,108,157
2/29/24	$1,107,916	$1,092,501
3/31/24	$1,118,461	$1,102,589
4/30/24	$1,090,752	$1,074,739
5/31/24	$1,111,219	$1,092,959
6/30/24	$1,121,504	$1,103,307
7/31/24	$1,147,124	$1,129,077
8/31/24	$1,162,970	$1,145,301
9/30/24	$1,179,920	$1,160,636
10/31/24	$1,151,229	$1,131,854
11/30/24	$1,165,947	$1,143,821
12/31/24	$1,147,968	$1,125,101
1/31/25	$1,157,077	$1,131,070
2/28/25	$1,184,309	$1,155,956
3/31/25	$1,185,281	$1,156,391

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	5.97%	0.03%	1.71%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$581,137
# of Portfolio Holdings	666
Portfolio Turnover Rate	437%
Total Net Advisory Fees Paid During the Reporting Period	$1,407
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	55.0%
U.S. Government Agencies	38.1%
Corporate Bonds & Notes	22.7%
Non-Agency Mortgage-Backed Securities	12.1%
Asset-Backed Securities	5.1%
Municipal Bonds & Notes	0.4%
Preferred Securities	0.4%
Short-Term Instruments	0.5%
Affiliated Investments	2.8%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(37.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.91% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PMTPX

PIMCO Total Return Fund II

Annual Shareholder Report |

March 31, 2025

PIMS1960TSRAR_033125

Class A: PTUZX

PIMCO Total Return Fund IV

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Total Return Fund IV (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	0.92%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Positions within corporate credit, primarily underweight exposure to investment-grade non-financials, contributed to relative performance, as spreads widened.

  Long exposure to securitized credit, primarily non-agency residential mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Short exposure to the British pound sterling detracted from relative performance, as the currency appreciated relative to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg U.S. Aggregate Index
3/31/15	$9,624	$10,000
4/30/15	$9,584	$9,964
5/31/15	$9,531	$9,940
6/30/15	$9,418	$9,832
7/31/15	$9,501	$9,900
8/31/15	$9,411	$9,886
9/30/15	$9,390	$9,953
10/31/15	$9,448	$9,954
11/30/15	$9,442	$9,928
12/31/15	$9,418	$9,896
1/31/16	$9,490	$10,032
2/29/16	$9,460	$10,103
3/31/16	$9,612	$10,196
4/30/16	$9,653	$10,235
5/31/16	$9,660	$10,238
6/30/16	$9,799	$10,422
7/31/16	$9,899	$10,488
8/31/16	$9,886	$10,476
9/30/16	$9,912	$10,470
10/31/16	$9,856	$10,389
11/30/16	$9,636	$10,144
12/31/16	$9,672	$10,158
1/31/17	$9,719	$10,178
2/28/17	$9,786	$10,246
3/31/17	$9,781	$10,241
4/30/17	$9,860	$10,320
5/31/17	$9,938	$10,399
6/30/17	$9,942	$10,389
7/31/17	$9,990	$10,434
8/31/17	$10,098	$10,527
9/30/17	$10,062	$10,477
10/31/17	$10,064	$10,483
11/30/17	$10,038	$10,470
12/31/17	$10,079	$10,518
1/31/18	$9,967	$10,397
2/28/18	$9,884	$10,298
3/31/18	$9,909	$10,364
4/30/18	$9,810	$10,287
5/31/18	$9,886	$10,360
6/30/18	$9,885	$10,348
7/31/18	$9,892	$10,350
8/31/18	$9,953	$10,417
9/30/18	$9,883	$10,350
10/31/18	$9,816	$10,268
11/30/18	$9,838	$10,329
12/31/18	$9,966	$10,519
1/31/19	$10,094	$10,631
2/28/19	$10,114	$10,625
3/31/19	$10,285	$10,829
4/30/19	$10,298	$10,831
5/31/19	$10,501	$11,024
6/30/19	$10,635	$11,162
7/31/19	$10,636	$11,187
8/31/19	$10,958	$11,476
9/30/19	$10,888	$11,415
10/31/19	$10,948	$11,450
11/30/19	$10,908	$11,444
12/31/19	$10,890	$11,436
1/31/20	$11,151	$11,656
2/29/20	$11,311	$11,866
3/31/20	$10,989	$11,796
4/30/20	$11,153	$12,006
5/31/20	$11,224	$12,062
6/30/20	$11,375	$12,137
7/31/20	$11,547	$12,319
8/31/20	$11,532	$12,219
9/30/20	$11,540	$12,213
10/31/20	$11,486	$12,158
11/30/20	$11,622	$12,277
12/31/20	$11,647	$12,294
1/31/21	$11,607	$12,206
2/28/21	$11,445	$12,030
3/31/21	$11,293	$11,880
4/30/21	$11,399	$11,974
5/31/21	$11,432	$12,013
6/30/21	$11,517	$12,097
7/31/21	$11,645	$12,232
8/31/21	$11,616	$12,209
9/30/21	$11,516	$12,103
10/31/21	$11,488	$12,100
11/30/21	$11,501	$12,136
12/31/21	$11,473	$12,105
1/31/22	$11,265	$11,844
2/28/22	$11,143	$11,712
3/31/22	$10,782	$11,386
4/30/22	$10,359	$10,954
5/31/22	$10,395	$11,025
6/30/22	$10,203	$10,852
7/31/22	$10,430	$11,117
8/31/22	$10,164	$10,803
9/30/22	$9,730	$10,336
10/31/22	$9,570	$10,202
11/30/22	$9,941	$10,578
12/31/22	$9,911	$10,530
1/31/23	$10,233	$10,854
2/28/23	$9,987	$10,573
3/31/23	$10,218	$10,842
4/30/23	$10,264	$10,908
5/31/23	$10,165	$10,789
6/30/23	$10,127	$10,750
7/31/23	$10,152	$10,743
8/31/23	$10,091	$10,674
9/30/23	$9,846	$10,403
10/31/23	$9,665	$10,239
11/30/23	$10,112	$10,702
12/31/23	$10,516	$11,112
1/31/24	$10,510	$11,082
2/29/24	$10,372	$10,925
3/31/24	$10,474	$11,026
4/30/24	$10,220	$10,747
5/31/24	$10,404	$10,930
6/30/24	$10,492	$11,033
7/31/24	$10,742	$11,291
8/31/24	$10,869	$11,453
9/30/24	$11,014	$11,606
10/31/24	$10,742	$11,319
11/30/24	$10,878	$11,438
12/31/24	$10,707	$11,251
1/31/25	$10,788	$11,311
2/28/25	$11,039	$11,560
3/31/25	$11,027	$11,564

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.28%	0.07%	1.37%
Class A (including sales charge)	1.29%	(0.69%)	0.98%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$318,083
# of Portfolio Holdings	715
Portfolio Turnover Rate	488%
Total Net Advisory Fees Paid During the Reporting Period	$742
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	50.0%
Corporate Bonds & Notes	48.9%
U.S. Treasury Obligations	14.3%
Non-Agency Mortgage-Backed Securities	6.7%
Sovereign Issues	4.2%
Asset-Backed Securities	2.4%
Municipal Bonds & Notes	0.8%
Common Stocks	0.3%
Short-Term Instruments	0.5%
Affiliated Investments	1.4%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(29.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PTUZX

PIMCO Total Return Fund IV

Annual Shareholder Report |

March 31, 2025

PIMS6032TSRAR_033125

Institutional Class: PTUIX

PIMCO Total Return Fund IV

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Total Return Fund IV (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	0.57%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Positions within corporate credit, primarily underweight exposure to investment-grade non-financials, contributed to relative performance, as spreads widened.

  Long exposure to securitized credit, primarily non-agency residential mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Short exposure to the British pound sterling detracted from relative performance, as the currency appreciated relative to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$996,207	$996,412
5/31/15	$990,933	$994,012
6/30/15	$979,503	$983,174
7/31/15	$988,387	$990,008
8/31/15	$979,307	$988,586
9/30/15	$977,414	$995,273
10/31/15	$983,803	$995,439
11/30/15	$983,436	$992,809
12/31/15	$981,215	$989,601
1/31/16	$988,993	$1,003,219
2/29/16	$986,144	$1,010,335
3/31/16	$1,002,330	$1,019,605
4/30/16	$1,006,873	$1,023,519
5/31/16	$1,007,902	$1,023,781
6/30/16	$1,022,631	$1,042,177
7/31/16	$1,033,410	$1,048,765
8/31/16	$1,032,346	$1,047,566
9/30/16	$1,035,340	$1,046,952
10/31/16	$1,029,839	$1,038,944
11/30/16	$1,007,066	$1,014,369
12/31/16	$1,011,245	$1,015,800
1/31/17	$1,016,338	$1,017,793
2/28/17	$1,023,679	$1,024,634
3/31/17	$1,023,461	$1,024,097
4/30/17	$1,031,979	$1,032,000
5/31/17	$1,040,432	$1,039,943
6/30/17	$1,041,179	$1,038,896
7/31/17	$1,046,570	$1,043,367
8/31/17	$1,058,098	$1,052,726
9/30/17	$1,054,650	$1,047,712
10/31/17	$1,055,152	$1,048,319
11/30/17	$1,052,729	$1,046,973
12/31/17	$1,057,411	$1,051,778
1/31/18	$1,045,975	$1,039,665
2/28/18	$1,037,553	$1,029,809
3/31/18	$1,040,494	$1,036,414
4/30/18	$1,030,334	$1,028,705
5/31/18	$1,038,617	$1,036,047
6/30/18	$1,038,804	$1,034,773
7/31/18	$1,039,920	$1,035,019
8/31/18	$1,046,598	$1,041,679
9/30/18	$1,039,561	$1,034,971
10/31/18	$1,032,769	$1,026,792
11/30/18	$1,035,422	$1,032,921
12/31/18	$1,049,236	$1,051,898
1/31/19	$1,062,988	$1,063,068
2/28/19	$1,065,413	$1,062,452
3/31/19	$1,083,673	$1,082,853
4/30/19	$1,085,418	$1,083,130
5/31/19	$1,107,170	$1,102,358
6/30/19	$1,121,510	$1,116,201
7/31/19	$1,122,028	$1,118,657
8/31/19	$1,156,256	$1,147,643
9/30/19	$1,149,176	$1,141,531
10/31/19	$1,155,854	$1,144,969
11/30/19	$1,152,069	$1,144,386
12/31/19	$1,150,463	$1,143,588
1/31/20	$1,178,408	$1,165,596
2/29/20	$1,195,573	$1,186,575
3/31/20	$1,161,904	$1,179,592
4/30/20	$1,179,608	$1,200,561
5/31/20	$1,187,449	$1,206,151
6/30/20	$1,203,781	$1,213,749
7/31/20	$1,222,346	$1,231,878
8/31/20	$1,221,118	$1,221,935
9/30/20	$1,222,246	$1,221,265
10/31/20	$1,216,961	$1,215,812
11/30/20	$1,231,671	$1,227,742
12/31/20	$1,234,735	$1,229,433
1/31/21	$1,230,862	$1,220,618
2/28/21	$1,214,015	$1,202,992
3/31/21	$1,198,235	$1,187,971
4/30/21	$1,209,876	$1,197,356
5/31/21	$1,213,660	$1,201,268
6/30/21	$1,223,054	$1,209,708
7/31/21	$1,237,008	$1,223,233
8/31/21	$1,234,258	$1,220,905
9/30/21	$1,223,976	$1,210,334
10/31/21	$1,221,410	$1,210,000
11/30/21	$1,223,161	$1,213,580
12/31/21	$1,220,557	$1,210,475
1/31/22	$1,198,734	$1,184,396
2/28/22	$1,186,132	$1,171,183
3/31/22	$1,147,965	$1,138,645
4/30/22	$1,103,279	$1,095,436
5/31/22	$1,107,479	$1,102,499
6/30/22	$1,087,264	$1,085,203
7/31/22	$1,111,797	$1,111,719
8/31/22	$1,083,766	$1,080,306
9/30/22	$1,037,891	$1,033,630
10/31/22	$1,021,080	$1,020,242
11/30/22	$1,060,932	$1,057,762
12/31/22	$1,058,111	$1,052,991
1/31/23	$1,092,714	$1,085,385
2/28/23	$1,066,754	$1,057,322
3/31/23	$1,091,852	$1,084,180
4/30/23	$1,096,977	$1,090,751
5/31/23	$1,086,779	$1,078,874
6/30/23	$1,083,017	$1,075,027
7/31/23	$1,086,005	$1,074,277
8/31/23	$1,079,797	$1,067,415
9/30/23	$1,053,859	$1,040,290
10/31/23	$1,034,810	$1,023,873
11/30/23	$1,082,935	$1,070,241
12/31/23	$1,126,577	$1,111,209
1/31/24	$1,126,289	$1,108,157
2/29/24	$1,111,787	$1,092,501
3/31/24	$1,123,031	$1,102,589
4/30/24	$1,096,090	$1,074,739
5/31/24	$1,116,224	$1,092,959
6/30/24	$1,125,999	$1,103,307
7/31/24	$1,153,136	$1,129,077
8/31/24	$1,167,101	$1,145,301
9/30/24	$1,183,035	$1,160,636
10/31/24	$1,154,108	$1,131,854
11/30/24	$1,169,121	$1,143,821
12/31/24	$1,151,103	$1,125,101
1/31/25	$1,160,112	$1,131,070
2/28/25	$1,187,418	$1,155,956
3/31/25	$1,186,445	$1,156,391

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.65%	0.42%	1.72%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$318,083
# of Portfolio Holdings	715
Portfolio Turnover Rate	488%
Total Net Advisory Fees Paid During the Reporting Period	$742
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	50.0%
Corporate Bonds & Notes	48.9%
U.S. Treasury Obligations	14.3%
Non-Agency Mortgage-Backed Securities	6.7%
Sovereign Issues	4.2%
Asset-Backed Securities	2.4%
Municipal Bonds & Notes	0.8%
Common Stocks	0.3%
Short-Term Instruments	0.5%
Affiliated Investments	1.4%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(29.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PTUIX

PIMCO Total Return Fund IV

Annual Shareholder Report |

March 31, 2025

PIMS2025TSRAR_033125

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that Peter B. McCarthy, who serves on the Board’s Audit Committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. McCarthy is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees
	March 31, 2025	$6,451,129
	March 31, 2024	$6,253,215

(b)	Fiscal Year Ended	Audit-Related Fees (1)
	March 31, 2025	$—
	March 31, 2024	$—

(c)	Fiscal Year Ended	Tax Fees
	March 31, 2025	$6,500
	March 31, 2024	$18,725

(d)	Fiscal Year Ended	All Other Fees (2)
	March 31, 2025	$—
	March 31, 2024	$—

“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Funds (the “Trust” or “Registrant”) annual financial statements or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1)	There were no “Audit-Related Fees” for the last two fiscal years.
(2)	There were no “All Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1) The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

		Aggregate Non-Audit Fees Billed to Entity
Entity		March 31, 2025	March 31, 2024
PIMCO Funds	$	6,500	$18,725
Pacific Investment Management Company LLC (“PIMCO”)		36,308,462	23,377,521
Totals	$	36,314,962	$23,396,246

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is comprised of:

Michael J. Berchtold

Jennifer Holden Dunbar

Kym M. Hubbard

Gary F. Kennedy

Anne K. Kratky

Steven Lipiner

Peter B. McCarthy (Chair)

Ronald C. Parker

Item 6.	Investments.

The information required by this Item 6 is included as part of the annual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following is a copy of the report(s) of the Funds’ Financial Statements and Financial Highlights.

●	Bond Funds

Filed under the initially filed submission on Form N-CSR:

●	Asset Allocation Funds
●	Tax-Efficient Strategy Funds
●	Municipal Value Funds
●	International Bond Funds

Filed under the first companion submission on Form N-CSR:

●	Equity-Related Strategy Funds

To be filed under the immediately following third companion submission on Form N-CSR:

●	International Bond Portfolio (U.S. Dollar-Hedged)
●	PAPS Portfolio

To be filed under the immediately following fourth companion submission on Form N-CSR:

●	PAPS – All Asset Funds
●	Income Fund
●	Credit Bond Funds
●	Total Return Fund

To be filed under the immediately following fifth companion submission on Form N-CSR:

●	Short Duration Strategy Funds
●	Real Return Strategy Funds
●	TRENDS Managed Futures Strategy Fund

(b)	Not applicable to the Registrant.

PIMCO FUNDS

Annual Financial and Other Information

March 31, 2025

Bond Funds

PIMCO Climate Bond Fund

PIMCO Dynamic Bond Fund

PIMCO Extended Duration Fund

PIMCO GNMA and Government Securities Fund

PIMCO Investment Grade Credit Bond Fund

PIMCO Long Duration Total Return Fund

PIMCO Long-Term U.S. Government Fund

PIMCO Low Duration Opportunities Fund

PIMCO Moderate Duration Fund

PIMCO Mortgage Opportunities and Bond Fund

PIMCO Total Return ESG Fund

PIMCO Total Return Fund II

PIMCO Total Return Fund IV

PIMCO Total Return Fund V

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Climate Bond Fund, PIMCO Dynamic Bond Fund, PIMCO Extended Duration Fund, PIMCO GNMA and Government Securities Fund, PIMCO Investment Grade Credit Bond Fund, PIMCO Long Duration Total Return Fund, PIMCO Long-Term U.S. Government Fund, PIMCO Low Duration Opportunities Fund, PIMCO Moderate Duration Fund, PIMCO Mortgage Opportunities and Bond Fund, PIMCO Total Return ESG Fund, PIMCO Total Return Fund II, PIMCO Total Return Fund IV and PIMCO Total Return Fund V (each, a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has

2	PIMCO BOND FUNDS

indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Certain instruments in which a Fund may invest have historically referenced the London Interbank Offered Rate (“LIBOR”) to, among other things, determine payment obligations, financing terms, hedging strategies or investment value. LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. As of June 30, 2023, LIBOR was determined to be no longer representative but certain settings of LIBOR continued to be published synthetically until September 30, 2024. Publication of all LIBOR settings has since permanently ceased. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop (e.g., the Secured Overnight Financing Rate (SOFR) for USD-LIBOR). While the transition from LIBOR has been substantially completed, there remains residual risks associated with the transition that may impact markets or particular investments and, as such, the full impact of the transition on a Fund or the financial instruments in which a Fund invests cannot yet be fully determined. For example, so-called “tough legacy” contracts have LIBOR interest rate provisions with no fallback provisions contemplating the permanent discontinuation of LIBOR, fallback provisions which may have not effectively resulted in a transition away from LIBOR prior to LIBOR’s replacement date or otherwise have inadequate fallback provisions. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on SOFR for tough legacy contracts governed by U.S. law. On

February 27, 2023, the Federal Reserve System’s final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts. Certain of a Fund’s investments may have involved individual tough legacy contracts which may be subject to the Adjustable Interest Rate (LIBOR) Act or were subject to synthetic LIBOR and no assurances can be given that these measures will have had the intended effects.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	3

Important Information About the Funds	(Cont.)

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO Climate Bond Fund	12/10/19	12/10/19	12/10/19	12/10/19	—	12/10/19	12/10/19	—	Diversified
PIMCO Dynamic Bond Fund	06/30/08	06/30/08	06/30/08	04/27/18	—	06/30/08	07/31/08	07/31/08	Diversified
PIMCO Extended Duration Fund	08/31/06	08/31/06	09/11/08	—	—	—	—	—	Diversified
PIMCO GNMA and Government Securities Fund	07/31/97	07/31/97	04/30/08	01/31/19	—	11/30/00	05/31/01	—	Diversified
PIMCO Investment Grade Credit Bond Fund	04/28/00	04/28/00	04/30/08	04/27/18	09/30/02	07/30/04	07/30/04	—	Diversified
PIMCO Long Duration Total Return Fund	08/31/06	08/31/06	09/11/08	—	—	09/08/17	01/05/18	—	Diversified
PIMCO Long-Term U.S. Government Fund	07/01/91	07/01/91	04/30/08	—	—	01/20/97	01/20/97	—	Diversified
PIMCO Low Duration Opportunities Fund	01/30/09	01/30/09	09/10/09	—	—	01/30/09	01/30/09	—	Diversified
PIMCO Moderate Duration Fund	12/31/96	12/31/96	12/31/09	—	—	—	—	—	Diversified
PIMCO Mortgage Opportunities and Bond Fund	10/22/12	10/22/12	10/22/12	04/27/18	—	10/22/12	10/22/12	—	Diversified
PIMCO Total Return ESG Fund	05/01/91	05/01/91	03/31/09	07/29/22	04/11/97	02/03/20	02/03/20	—	Diversified
PIMCO Total Return Fund II	12/30/91	12/30/91	12/31/09	—	—	—	—	—	Diversified
PIMCO Total Return Fund IV	05/26/11	05/26/11	—	—	—	05/26/11	—	—	Diversified
PIMCO Total Return Fund V	05/01/23	05/01/23	—	—	—	—	—	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

4	PIMCO BOND FUNDS

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

On May 10, 2024, a supplement was filed to provide notification of changes to the principal investment strategies of the PIMCO GNMA and Government Securities Fund. As of June 10, 2024, the seventh sentence in the first paragraph of the principal investment strategies of PIMCO GNMA and Government Securities Fund was deleted and replaced with the following: In addition, the Fund may invest up to 10% of its total assets in investment grade securities related below Aaa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), subject to a minimum rating of Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality; provided that, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to this limit.

On May 10, 2024 and on August 1, 2024, a supplement was filed to provide notification of the conversion of PIMCO Mortgage-Backed Securities Fund, which operated as a mutual fund (the “Acquired Fund”), into a newly-created exchange-traded fund (the “Acquiring Fund”). The conversion was completed on September 20, 2024.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Climate Bond Fund
Institutional Class

03/31/2025	$8.78	$0.32	$0.16	$0.48	$(0.34)	$0.00	$0.00	$(0.34)

03/31/2024	8.56	0.29	0.22	0.51	(0.23)	0.00	(0.06)	(0.29)

03/31/2023	9.56	0.23	(0.69)	(0.46)	(0.54)	0.00	0.00	(0.54)

03/31/2022	10.23	0.17	(0.59)	(0.42)	(0.21)	(0.04)	0.00	(0.25)

03/31/2021	9.47	0.14	0.85	0.99	(0.21)	(0.02)	0.00	(0.23)
I-2

03/31/2025	8.78	0.32	0.15	0.47	(0.33)	0.00	0.00	(0.33)

03/31/2024	8.56	0.28	0.22	0.50	(0.22)	0.00	(0.06)	(0.28)

03/31/2023	9.56	0.22	(0.69)	(0.47)	(0.53)	0.00	0.00	(0.53)

03/31/2022	10.23	0.16	(0.59)	(0.43)	(0.20)	(0.04)	0.00	(0.24)

03/31/2021	9.47	0.14	0.84	0.98	(0.20)	(0.02)	0.00	(0.22)
I-3

03/31/2025	8.78	0.31	0.16	0.47	(0.33)	0.00	0.00	(0.33)

03/31/2024	8.56	0.29	0.21	0.50	(0.22)	0.00	(0.06)	(0.28)

03/31/2023	9.56	0.22	(0.69)	(0.47)	(0.53)	0.00	0.00	(0.53)

03/31/2022	10.23	0.16	(0.60)	(0.44)	(0.19)	(0.04)	0.00	(0.23)

03/31/2021	9.47	0.13	0.85	0.98	(0.20)	(0.02)	0.00	(0.22)
Class A

03/31/2025	8.78	0.29	0.16	0.45	(0.31)	0.00	0.00	(0.31)

03/31/2024	8.56	0.26	0.22	0.48	(0.20)	0.00	(0.06)	(0.26)

03/31/2023	9.56	0.19	(0.68)	(0.49)	(0.51)	0.00	0.00	(0.51)

03/31/2022	10.23	0.13	(0.59)	(0.46)	(0.17)	(0.04)	0.00	(0.21)

03/31/2021	9.47	0.10	0.85	0.95	(0.17)	(0.02)	0.00	(0.19)
Class C

03/31/2025	8.78	0.22	0.16	0.38	(0.24)	0.00	0.00	(0.24)

03/31/2024	8.56	0.20	0.21	0.41	(0.13)	0.00	(0.06)	(0.19)

03/31/2023	9.56	0.13	(0.69)	(0.56)	(0.44)	0.00	0.00	(0.44)

03/31/2022	10.23	0.05	(0.59)	(0.54)	(0.09)	(0.04)	0.00	(0.13)

03/31/2021	9.47	0.03	0.85	0.88	(0.10)	(0.02)	0.00	(0.12)

PIMCO Dynamic Bond Fund
Institutional Class

03/31/2025	$9.83	$0.49	$0.26	$0.75	$(0.48)	$0.00	$0.00	$(0.48)

03/31/2024	9.56	0.49	0.23	0.72	(0.45)	0.00	0.00	(0.45)

03/31/2023	10.26	0.36	(0.62)	(0.26)	(0.44)	0.00	0.00	(0.44)

03/31/2022	10.84	0.35	(0.73)	(0.38)	(0.20)	0.00	0.00	(0.20)

03/31/2021	9.99	0.41	0.79	1.20	(0.35)	0.00	0.00	(0.35)
I-2

03/31/2025	9.83	0.48	0.26	0.74	(0.47)	0.00	0.00	(0.47)

03/31/2024	9.56	0.48	0.23	0.71	(0.44)	0.00	0.00	(0.44)

03/31/2023	10.26	0.35	(0.62)	(0.27)	(0.43)	0.00	0.00	(0.43)

03/31/2022	10.84	0.34	(0.73)	(0.39)	(0.19)	0.00	0.00	(0.19)

03/31/2021	9.99	0.40	0.79	1.19	(0.34)	0.00	0.00	(0.34)
I-3

03/31/2025	9.83	0.47	0.27	0.74	(0.47)	0.00	0.00	(0.47)

03/31/2024	9.56	0.46	0.24	0.70	(0.43)	0.00	0.00	(0.43)

03/31/2023	10.26	0.34	(0.62)	(0.28)	(0.42)	0.00	0.00	(0.42)

03/31/2022	10.84	0.33	(0.73)	(0.40)	(0.18)	0.00	0.00	(0.18)

03/31/2021	9.99	0.40	0.79	1.19	(0.34)	0.00	0.00	(0.34)
Class A

03/31/2025	9.83	0.45	0.26	0.71	(0.44)	0.00	0.00	(0.44)

03/31/2024	9.56	0.46	0.22	0.68	(0.41)	0.00	0.00	(0.41)

03/31/2023	10.26	0.32	(0.62)	(0.30)	(0.40)	0.00	0.00	(0.40)

03/31/2022	10.84	0.31	(0.74)	(0.43)	(0.15)	0.00	0.00	(0.15)

03/31/2021	9.99	0.37	0.79	1.16	(0.31)	0.00	0.00	(0.31)

6	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$8.92	5.58%	$25,300	0.54%	0.54%	0.50%	0.50%	3.66%	17%

8.78	6.08	15,948	0.61	0.61	0.50	0.50	3.44	28

8.56	(4.65)	11,684	0.59	0.59	0.51	0.51	2.59	38

9.56	(4.27)	16,998	0.51	0.51	0.51	0.51	1.65	26

10.23	10.48	13,684	0.54	0.54	0.51	0.51	1.36	79

8.92	5.48	79	0.64	0.64	0.60	0.60	3.57	17

8.78	5.97	212	0.71	0.71	0.60	0.60	3.28	28

8.56	(4.75)	394	0.69	0.69	0.61	0.61	2.45	38

9.56	(4.37)	563	0.61	0.61	0.61	0.61	1.52	26

10.23	10.36	1,107	0.64	0.64	0.61	0.61	1.38	79

8.92	5.43	1,113	0.69	0.74	0.65	0.70	3.50	17

8.78	5.93	559	0.76	0.81	0.65	0.70	3.39	28

8.56	(4.79)	81	0.74	0.79	0.66	0.71	2.44	38

9.56	(4.42)	86	0.66	0.71	0.66	0.71	1.54	26

10.23	10.31	47	0.69	0.74	0.66	0.71	1.27	79

8.92	5.16	2,559	0.94	0.94	0.90	0.90	3.26	17

8.78	5.66	1,402	1.01	1.01	0.90	0.90	3.03	28

8.56	(5.04)	837	0.99	0.99	0.91	0.91	2.19	38

9.56	(4.65)	861	0.91	0.91	0.91	0.91	1.27	26

10.23	10.04	590	0.94	0.94	0.91	0.91	0.96	79

8.92	4.38	75	1.69	1.69	1.65	1.65	2.51	17

8.78	4.88	67	1.76	1.76	1.65	1.65	2.34	28

8.56	(5.75)	22	1.74	1.74	1.66	1.66	1.45	38

9.56	(5.38)	22	1.66	1.66	1.66	1.66	0.44	26

10.23	9.22	59	1.69	1.69	1.66	1.66	0.28	79

$10.10	7.84%	$2,492,971	0.79%	0.84%	0.75%	0.80%	4.93%	919%

9.83	7.67	2,110,254	0.93	0.96	0.78	0.81	5.15	528

9.56	(2.53)	1,982,406	0.84	0.84	0.81	0.81	3.64	174

10.26	(3.59)	3,128,636	0.81	0.81	0.81	0.81	3.25	145

10.84	12.14	3,247,810	0.83	0.83	0.81	0.81	3.87	431

10.10	7.73	190,027	0.89	0.94	0.85	0.90	4.83	919

9.83	7.56	187,383	1.03	1.06	0.88	0.91	5.06	528

9.56	(2.63)	237,252	0.94	0.94	0.91	0.91	3.57	174

10.26	(3.68)	330,748	0.91	0.91	0.91	0.91	3.17	145

10.84	12.03	324,410	0.93	0.93	0.91	0.91	3.77	431

10.10	7.68	34,833	0.94	1.04	0.90	1.00	4.76	919

9.83	7.52	16,639	1.15 (e)	1.23 (e)	0.93 (e)	1.01 (e)	4.79	528

9.56	(2.68)	2,635	0.98	1.03	0.95	1.00	3.44	174

10.26	(3.73)	9,557	0.96	1.01	0.96	1.01	3.08	145

10.84	11.98	6,803	0.98	1.03	0.96	1.01	3.78	431

10.10	7.41	140,632	1.19	1.24	1.15	1.20	4.53	919

9.83	7.24	152,069	1.33	1.36	1.18	1.21	4.76	528

9.56	(2.92)	169,276	1.24	1.24	1.21	1.21	3.28	174

10.26	(3.97)	222,905	1.21	1.21	1.21	1.21	2.93	145

10.84	11.70	260,754	1.23	1.23	1.21	1.21	3.48	431

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Dynamic Bond Fund (Cont.)
Class C

03/31/2025	$9.83	$0.38	$0.26	$0.64	$(0.37)	$0.00	$0.00	$(0.37)

03/31/2024	9.56	0.39	0.22	0.61	(0.34)	0.00	0.00	(0.34)

03/31/2023	10.26	0.25	(0.63)	(0.38)	(0.32)	0.00	0.00	(0.32)

03/31/2022	10.84	0.24	(0.75)	(0.51)	(0.07)	0.00	0.00	(0.07)

03/31/2021	9.99	0.28	0.80	1.08	(0.23)	0.00	0.00	(0.23)
Class R

03/31/2025	9.83	0.42	0.27	0.69	(0.42)	0.00	0.00	(0.42)

03/31/2024	9.56	0.43	0.22	0.65	(0.38)	0.00	0.00	(0.38)

03/31/2023	10.26	0.30	(0.63)	(0.33)	(0.37)	0.00	0.00	(0.37)

03/31/2022	10.84	0.28	(0.73)	(0.45)	(0.13)	0.00	0.00	(0.13)

03/31/2021	9.99	0.34	0.79	1.13	(0.28)	0.00	0.00	(0.28)

PIMCO Extended Duration Fund
Institutional Class

03/31/2025	$14.03	$0.29	$(0.62)	$(0.33)	$(0.30)	$0.00	$0.00	$(0.30)

03/31/2024	16.43	0.28	(2.03)	(1.75)	(0.24)	(0.41)	0.00	(0.65)

03/31/2023 ~	22.56	0.52	(6.12)	(5.60)	(0.53)	0.00	0.00	(0.53)

03/31/2022 ~	28.48	0.84	0.36	1.20	(0.72)	(6.40)	0.00	(7.12)

03/31/2021 ~	44.36	1.12	(9.20)	(8.08)	(1.24)	(6.56)	0.00	(7.80)
I-2

03/31/2025	14.03	0.27	(0.61)	(0.34)	(0.29)	0.00	0.00	(0.29)

03/31/2024	16.43	0.26	(2.02)	(1.76)	(0.23)	(0.41)	0.00	(0.64)

03/31/2023 ~	22.56	0.47	(6.09)	(5.62)	(0.51)	0.00	0.00	(0.51)

03/31/2022 ~	28.48	0.80	0.36	1.16	(0.68)	(6.40)	0.00	(7.08)

03/31/2021 ~	44.36	1.16	(9.28)	(8.12)	(1.20)	(6.56)	0.00	(7.76)

PIMCO GNMA and Government Securities Fund
Institutional Class

03/31/2025	$9.34	$0.39	$0.11	$0.50	$(0.45)	$0.00	$0.00	$(0.45)

03/31/2024	9.45	0.33	(0.07)	0.26	(0.37)	0.00	0.00	(0.37)

03/31/2023	10.56	0.22	(0.84)	(0.62)	(0.48)	0.00	(0.01)	(0.49)

03/31/2022	11.36	0.10	(0.64)	(0.54)	(0.26)	0.00	0.00	(0.26)

03/31/2021	11.31	0.12	0.17	0.29	(0.24)	0.00	0.00	(0.24)
I-2

03/31/2025	9.34	0.38	0.11	0.49	(0.44)	0.00	0.00	(0.44)

03/31/2024	9.45	0.32	(0.07)	0.25	(0.36)	0.00	0.00	(0.36)

03/31/2023	10.56	0.21	(0.84)	(0.63)	(0.47)	0.00	(0.01)	(0.48)

03/31/2022	11.36	0.08	(0.63)	(0.55)	(0.25)	0.00	0.00	(0.25)

03/31/2021	11.31	0.11	0.17	0.28	(0.23)	0.00	0.00	(0.23)
I-3

03/31/2025	9.34	0.37	0.12	0.49	(0.44)	0.00	0.00	(0.44)

03/31/2024	9.45	0.32	(0.07)	0.25	(0.36)	0.00	0.00	(0.36)

03/31/2023	10.56	0.24	(0.87)	(0.63)	(0.47)	0.00	(0.01)	(0.48)

03/31/2022	11.36	0.10	(0.65)	(0.55)	(0.25)	0.00	0.00	(0.25)

03/31/2021	11.31	0.11	0.16	0.27	(0.22)	0.00	0.00	(0.22)
Class A

03/31/2025	9.34	0.35	0.11	0.46	(0.41)	0.00	0.00	(0.41)

03/31/2024	9.45	0.30	(0.07)	0.23	(0.34)	0.00	0.00	(0.34)

03/31/2023	10.56	0.18	(0.84)	(0.66)	(0.44)	0.00	(0.01)	(0.45)

03/31/2022	11.36	0.05	(0.63)	(0.58)	(0.22)	0.00	0.00	(0.22)

03/31/2021	11.31	0.08	0.16	0.24	(0.19)	0.00	0.00	(0.19)
Class C

03/31/2025	9.34	0.28	0.11	0.39	(0.34)	0.00	0.00	(0.34)

03/31/2024	9.45	0.23	(0.07)	0.16	(0.27)	0.00	0.00	(0.27)

03/31/2023	10.56	0.11	(0.84)	(0.73)	(0.37)	0.00	(0.01)	(0.38)

03/31/2022	11.36	(0.03)	(0.64)	(0.67)	(0.13)	0.00	0.00	(0.13)

03/31/2021	11.31	0.00	0.16	0.16	(0.11)	0.00	0.00	(0.11)

8	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$10.10	6.61%	$6,637	1.94%	1.99%	1.90%	1.95%	3.81%	919%

9.83	6.45	10,084	2.08	2.11	1.93	1.96	4.02	528

9.56	(3.65)	12,832	1.99	1.99	1.96	1.96	2.51	174

10.26	(4.69)	19,276	1.96	1.96	1.96	1.96	2.26	145

10.84	10.86	29,487	1.98	1.98	1.96	1.96	2.67	431

10.10	7.16	5,144	1.44	1.49	1.40	1.45	4.27	919

9.83	6.98	4,812	1.58	1.61	1.43	1.46	4.51	528

9.56	(3.17)	5,041	1.49	1.49	1.46	1.46	3.06	174

10.26	(4.21)	5,510	1.46	1.46	1.46	1.46	2.64	145

10.84	11.42	5,928	1.48	1.48	1.46	1.46	3.21	431

$13.40	(2.31)%	$428,208	6.80%	6.80%	0.50%	0.50%	2.14%	117%

14.03	(10.65)	551,213	6.20	6.20	0.50	0.50	1.93	119

16.43	(24.87)	604,478	2.99	2.99	0.50	0.50	3.01	119

22.56	1.18	695,468	0.54	0.54	0.50	0.50	2.84	73

28.48	(21.28)	1,052,474	0.63	0.63	0.50	0.50	2.81	220

13.40	(2.41)	17,668	6.90	6.90	0.60	0.60	1.98	117

14.03	(10.74)	27,331	6.30	6.30	0.60	0.60	1.84	119

16.43	(24.95)	43,525	3.42 (e)	3.42 (e)	0.60 (e)	0.60 (e)	2.80	119

22.56	1.08	36,796	0.64	0.64	0.60	0.60	2.80	73

28.48	(21.35)	26,264	0.73	0.73	0.60	0.60	2.83	220

$9.39	5.50%	$580,870	1.89%	1.89%	0.50%	0.50%	4.14%	1,358%

9.34	2.91	592,930	1.46	1.46	0.50	0.50	3.63	1,329

9.45	(5.80)	554,311	1.33	1.33	0.50	0.50	2.24	1,167

10.56	(4.82)	541,861	0.52	0.52	0.50	0.50	0.86	1,082

11.36	2.57	891,491	0.51	0.51	0.50	0.50	1.08	1,091

9.39	5.39	446,405	1.99	1.99	0.60	0.60	4.04	1,358

9.34	2.80	542,230	1.56	1.56	0.60	0.60	3.54	1,329

9.45	(5.90)	389,287	1.43	1.43	0.60	0.60	2.16	1,167

10.56	(4.92)	386,422	0.62	0.62	0.60	0.60	0.73	1,082

11.36	2.47	876,543	0.61	0.61	0.60	0.60	0.95	1,091

9.39	5.34	83,510	2.04	2.09	0.65	0.70	3.99	1,358

9.34	2.75	79,892	1.61	1.66	0.65	0.70	3.49	1,329

9.45	(5.94)	66,191	1.69 (e)	1.74 (e)	0.65 (e)	0.70 (e)	2.53	1,167

10.56	(4.97)	2,708	0.67	0.72	0.65	0.70	0.85	1,082

11.36	2.42	2,703	0.66	0.71	0.65	0.70	0.93	1,091

9.39	5.08	175,659	2.29	2.29	0.90	0.90	3.74	1,358

9.34	2.50	206,659	1.86	1.86	0.90	0.90	3.22	1,329

9.45	(6.18)	206,950	1.73	1.73	0.90	0.90	1.84	1,167

10.56	(5.20)	247,080	0.92	0.92	0.90	0.90	0.49	1,082

11.36	2.17	343,893	0.91	0.91	0.90	0.90	0.68	1,091

9.39	4.29	8,530	3.04	3.04	1.65	1.65	2.99	1,358

9.34	1.74	12,175	2.61	2.61	1.65	1.65	2.46	1,329

9.45	(6.89)	13,946	2.48	2.48	1.65	1.65	1.08	1,167

10.56	(5.91)	20,023	1.67	1.67	1.65	1.65	(0.30)	1,082

11.36	1.40	36,785	1.66	1.66	1.65	1.65	(0.04)	1,091

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Investment Grade Credit Bond Fund
Institutional Class

03/31/2025	$8.91	$0.38	$0.15	$0.53	$(0.40)	$0.00	$0.00	$(0.40)

03/31/2024	8.88	0.33	0.06	0.39	(0.33)	0.00	(0.03)	(0.36)

03/31/2023	9.75	0.32	(0.82)	(0.50)	(0.37)	0.00	0.00	(0.37)

03/31/2022	10.72	0.34	(0.82)	(0.48)	(0.40)	(0.09)	0.00	(0.49)

03/31/2021	10.16	0.33	0.64	0.97	(0.37)	(0.04)	0.00	(0.41)
I-2

03/31/2025	8.91	0.37	0.15	0.52	(0.39)	0.00	0.00	(0.39)

03/31/2024	8.88	0.32	0.06	0.38	(0.32)	0.00	(0.03)	(0.35)

03/31/2023	9.75	0.31	(0.82)	(0.51)	(0.36)	0.00	0.00	(0.36)

03/31/2022	10.72	0.33	(0.82)	(0.49)	(0.39)	(0.09)	0.00	(0.48)

03/31/2021	10.16	0.32	0.64	0.96	(0.36)	(0.04)	0.00	(0.40)
I-3

03/31/2025	8.91	0.37	0.15	0.52	(0.39)	0.00	0.00	(0.39)

03/31/2024	8.88	0.32	0.05	0.37	(0.31)	0.00	(0.03)	(0.34)

03/31/2023	9.75	0.30	(0.82)	(0.52)	(0.35)	0.00	0.00	(0.35)

03/31/2022	10.72	0.33	(0.83)	(0.50)	(0.38)	(0.09)	0.00	(0.47)

03/31/2021	10.16	0.31	0.64	0.95	(0.35)	(0.04)	0.00	(0.39)
Administrative Class

03/31/2025	8.91	0.36	0.15	0.51	(0.38)	0.00	0.00	(0.38)

03/31/2024	8.88	0.31	0.05	0.36	(0.30)	0.00	(0.03)	(0.33)

03/31/2023	9.75	0.30	(0.83)	(0.53)	(0.34)	0.00	0.00	(0.34)

03/31/2022	10.72	0.32	(0.83)	(0.51)	(0.37)	(0.09)	0.00	(0.46)

03/31/2021	10.16	0.30	0.64	0.94	(0.34)	(0.04)	0.00	(0.38)
Class A

03/31/2025	8.91	0.35	0.15	0.50	(0.37)	0.00	0.00	(0.37)

03/31/2024	8.88	0.30	0.05	0.35	(0.29)	0.00	(0.03)	(0.32)

03/31/2023	9.75	0.28	(0.82)	(0.54)	(0.33)	0.00	0.00	(0.33)

03/31/2022	10.72	0.30	(0.83)	(0.53)	(0.35)	(0.09)	0.00	(0.44)

03/31/2021	10.16	0.29	0.63	0.92	(0.32)	(0.04)	0.00	(0.36)
Class C

03/31/2025	8.91	0.28	0.15	0.43	(0.30)	0.00	0.00	(0.30)

03/31/2024	8.88	0.23	0.06	0.29	(0.23)	0.00	(0.03)	(0.26)

03/31/2023	9.75	0.21	(0.82)	(0.61)	(0.26)	0.00	0.00	(0.26)

03/31/2022	10.72	0.22	(0.83)	(0.61)	(0.27)	(0.09)	0.00	(0.36)

03/31/2021	10.16	0.20	0.64	0.84	(0.24)	(0.04)	0.00	(0.28)

PIMCO Long Duration Total Return Fund
Institutional Class

03/31/2025	$7.24	$0.27	$0.02	$0.29	$(0.29)	$0.00	$0.00	$(0.29)

03/31/2024	7.51	0.24	(0.26)	(0.02)	(0.25)	0.00	0.00	(0.25)

03/31/2023	9.11	0.29	(1.60)	(1.31)	(0.29)	0.00	0.00	(0.29)

03/31/2022	9.91	0.38	(0.52)	(0.14)	(0.36)	(0.30)	0.00	(0.66)

03/31/2021	11.16	0.44	(0.22)	0.22	(0.42)	(1.05)	0.00	(1.47)
I-2

03/31/2025	7.24	0.26	0.02	0.28	(0.28)	0.00	0.00	(0.28)

03/31/2024	7.51	0.23	(0.26)	(0.03)	(0.24)	0.00	0.00	(0.24)

03/31/2023	9.11	0.28	(1.59)	(1.31)	(0.29)	0.00	0.00	(0.29)

03/31/2022	9.91	0.37	(0.52)	(0.15)	(0.35)	(0.30)	0.00	(0.65)

03/31/2021	11.16	0.43	(0.22)	0.21	(0.41)	(1.05)	0.00	(1.46)
Class A

03/31/2025	7.24	0.24	0.02	0.26	(0.26)	0.00	0.00	(0.26)

03/31/2024	7.51	0.21	(0.26)	(0.05)	(0.22)	0.00	0.00	(0.22)

03/31/2023	9.11	0.25	(1.59)	(1.34)	(0.26)	0.00	0.00	(0.26)

03/31/2022	9.91	0.34	(0.52)	(0.18)	(0.32)	(0.30)	0.00	(0.62)

03/31/2021	11.16	0.39	(0.21)	0.18	(0.38)	(1.05)	0.00	(1.43)

10	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$9.04	6.09%	$5,329,732	0.95%		0.95%		0.50%		0.50%		4.27%	270%

8.91	4.50	5,384,982	1.09		1.09		0.50		0.50		3.83	150

8.88	(5.07)	5,372,945	1.04		1.04		0.50		0.50		3.54	78

9.75	(4.83)	8,198,437	0.51		0.51		0.50		0.50		3.21	89

10.72	9.51	10,087,718	0.52		0.52		0.50		0.50		3.00	173

9.04	5.98	6,241,906	1.05		1.05		0.60		0.60		4.18	270

8.91	4.39	5,673,929	1.19		1.19		0.60		0.60		3.73	150

8.88	(5.16)	5,750,592	1.14		1.14		0.60		0.60		3.44	78

9.75	(4.93)	6,370,209	0.61		0.61		0.60		0.60		3.11	89

10.72	9.40	6,892,128	0.62		0.62		0.60		0.60		2.90	173

9.04	5.93	122,579	1.10		1.15		0.65		0.70		4.13	270

8.91	4.34	109,883	1.24		1.29		0.65		0.70		3.67	150

8.88	(5.21)	122,874	1.19		1.24		0.65		0.70		3.40	78

9.75	(4.97)	86,492	0.66		0.71		0.65		0.70		3.07	89

10.72	9.34	103,026	0.67		0.72		0.65		0.70		2.86	173

9.04	5.83	18,119	1.20		1.20		0.75		0.75		4.01	270

8.91	4.24	22,789	1.34		1.34		0.75		0.75		3.56	150

8.88	(5.31)	32,810	1.29		1.29		0.75		0.75		3.30	78

9.75	(5.07)	50,691	0.76		0.76		0.75		0.75		2.93	89

10.72	9.23	116,339	0.77		0.77		0.75		0.75		2.76	173

9.04	5.67	693,314	1.35		1.35		0.90		0.90		3.87	270

8.91	4.08	764,931	1.49		1.49		0.90		0.90		3.42	150

8.88	(5.45)	871,404	1.44		1.44		0.90		0.90		3.15	78

9.75	(5.21)	1,122,903	0.91		0.91		0.90		0.90		2.81	89

10.72	9.07	1,500,859	0.92		0.92		0.90		0.90		2.61	173

9.04	4.88	62,860	2.10		2.10		1.65		1.65		3.11	270

8.91	3.31	86,264	2.24		2.24		1.65		1.65		2.66	150

8.88	(6.16)	115,151	2.19		2.19		1.65		1.65		2.40	78

9.75	(5.92)	167,467	1.66		1.66		1.65		1.65		2.05	89

10.72	8.26	254,017	1.67		1.67		1.65		1.65		1.86	173

$7.24	4.06%	$2,097,832	3.89%		3.89%		0.50%		0.50%		3.70%	178%

7.24	(0.15)	2,475,471	3.00		3.00		0.50		0.50		3.38	176

7.51	(14.29)	2,948,352	1.72		1.72		0.50		0.50		3.77	161

9.11	(1.96)	3,459,023	0.53		0.53		0.50		0.50		3.68	65

9.91	0.94	3,020,570	0.59		0.59		0.50		0.50		3.81	179

7.24	3.96	114,669	3.99		3.99		0.60		0.60		3.57	178

7.24	(0.25)	137,542	3.16	(e)	3.16	(e)	0.60	(e)	0.60	(e)	3.31	176

7.51	(14.37)	101,898	1.86	(e)	1.86	(e)	0.60	(e)	0.60	(e)	3.65	161

9.11	(2.06)	99,612	0.63		0.63		0.60		0.60		3.58	65

9.91	0.84	114,487	0.69		0.69		0.60		0.60		3.73	179

7.24	3.64	43,086	4.29		4.29		0.90		0.90		3.31	178

7.24	(0.53)	33,424	3.33	(e)	3.33	(e)	0.90	(e)	0.90	(e)	2.98	176

7.51	(14.63)	54,117	2.26	(e)	2.26	(e)	0.90	(e)	0.90	(e)	3.30	161

9.11	(2.34)	26,529	0.93		0.93		0.90		0.90		3.28	65

9.91	0.55	37,262	0.99		0.99		0.90		0.90		3.40	179

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	11

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Long Duration Total Return Fund (Cont.)
Class C

03/31/2025	$7.24	$0.19	$0.01	$0.20	$(0.20)	$0.00	$0.00	$(0.20)

03/31/2024	7.51	0.16	(0.26)	(0.10)	(0.17)	0.00	0.00	(0.17)

03/31/2023	9.11	0.19	(1.58)	(1.39)	(0.21)	0.00	0.00	(0.21)

03/31/2022	9.91	0.26	(0.52)	(0.26)	(0.24)	(0.30)	0.00	(0.54)

03/31/2021	11.16	0.31	(0.22)	0.09	(0.29)	(1.05)	0.00	(1.34)

PIMCO Long-Term U.S. Government Fund
Institutional Class

03/31/2025	$14.46	$0.45	$(0.17)	$0.28	$(0.48)	$0.00	$0.00	$(0.48)

03/31/2024	15.80	0.45	(1.33)	(0.88)	(0.46)	0.00	0.00	(0.46)

03/31/2023~	19.24	0.40	(3.42)	(3.02)	(0.42)	0.00	0.00	(0.42)

03/31/2022~	20.92	0.40	(0.64)	(0.24)	(0.40)	(1.04)	0.00	(1.44)

03/31/2021~	31.48	0.56	(4.44)	(3.88)	(0.84)	(5.84)	0.00	(6.68)
I-2

03/31/2025	14.46	0.44	(0.17)	0.27	(0.47)	0.00	0.00	(0.47)

03/31/2024	15.80	0.44	(1.34)	(0.90)	(0.44)	0.00	0.00	(0.44)

03/31/2023~	19.24	0.38	(3.41)	(3.03)	(0.41)	0.00	0.00	(0.41)

03/31/2022~	20.92	0.36	(0.64)	(0.28)	(0.36)	(1.04)	0.00	(1.40)

03/31/2021~	31.48	0.56	(4.44)	(3.88)	(0.84)	(5.84)	0.00	(6.68)
Class A

03/31/2025	14.46	0.40	(0.16)	0.24	(0.44)	0.00	0.00	(0.44)

03/31/2024	15.80	0.40	(1.33)	(0.93)	(0.41)	0.00	0.00	(0.41)

03/31/2023~	19.24	0.34	(3.41)	(3.07)	(0.37)	0.00	0.00	(0.37)

03/31/2022~	20.92	0.32	(0.64)	(0.32)	(0.32)	(1.04)	0.00	(1.36)

03/31/2021~	31.48	0.48	(4.44)	(3.96)	(0.76)	(5.84)	0.00	(6.60)
Class C

03/31/2025	14.46	0.30	(0.17)	0.13	(0.33)	0.00	0.00	(0.33)

03/31/2024	15.80	0.29	(1.33)	(1.04)	(0.30)	0.00	0.00	(0.30)

03/31/2023~	19.24	0.22	(3.42)	(3.20)	(0.24)	0.00	0.00	(0.24)

03/31/2022~	20.92	0.16	(0.64)	(0.48)	(0.16)	(1.04)	0.00	(1.20)

03/31/2021~	31.48	0.24	(4.40)	(4.16)	(0.56)	(5.84)	0.00	(6.40)

PIMCO Low Duration Opportunities Fund
Institutional Class

03/31/2025	$10.40	$0.50	$0.25	$0.75	$(0.45)	$0.00	$0.00	$(0.45)

03/31/2024	10.08	0.49	0.15	0.64	(0.32)	0.00	0.00	(0.32)

03/31/2023	10.56	0.29	(0.46)	(0.17)	(0.31)	0.00	0.00	(0.31)

03/31/2022	10.98	0.15	(0.45)	(0.30)	(0.12)	0.00	0.00	(0.12)

03/31/2021	10.28	0.20	0.69	0.89	(0.19)	0.00	0.00	(0.19)
I-2

03/31/2025	10.40	0.49	0.25	0.74	(0.44)	0.00	0.00	(0.44)

03/31/2024	10.08	0.48	0.15	0.63	(0.31)	0.00	0.00	(0.31)

03/31/2023	10.56	0.28	(0.46)	(0.18)	(0.30)	0.00	0.00	(0.30)

03/31/2022	10.98	0.14	(0.45)	(0.31)	(0.11)	0.00	0.00	(0.11)

03/31/2021	10.28	0.19	0.69	0.88	(0.18)	0.00	0.00	(0.18)
Class A

03/31/2025	10.40	0.46	0.25	0.71	(0.41)	0.00	0.00	(0.41)

03/31/2024	10.08	0.45	0.15	0.60	(0.28)	0.00	0.00	(0.28)

03/31/2023	10.56	0.25	(0.46)	(0.21)	(0.27)	0.00	0.00	(0.27)

03/31/2022	10.98	0.11	(0.45)	(0.34)	(0.08)	0.00	0.00	(0.08)

03/31/2021	10.28	0.15	0.70	0.85	(0.15)	0.00	0.00	(0.15)
Class C

03/31/2025	10.40	0.38	0.25	0.63	(0.33)	0.00	0.00	(0.33)

03/31/2024	10.08	0.38	0.15	0.53	(0.21)	0.00	0.00	(0.21)

03/31/2023	10.56	0.18	(0.48)	(0.30)	(0.18)	0.00	0.00	(0.18)

03/31/2022	10.98	0.02	(0.44)	(0.42)	0.00	0.00	0.00	0.00

03/31/2021	10.28	0.07	0.70	0.77	(0.07)	0.00	0.00	(0.07)

12	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$7.24	2.87%	$9,510	4.98	(e)%	4.98	(e)%	1.65	(e)%	1.65	(e)%	2.57%	178%

7.24	(1.28)	9,560	4.31	(e)	4.31	(e)	1.65	(e)	1.65	(e)	2.26	176

7.51	(15.28)	4,626	3.07	(e)	3.07	(e)	1.65	(e)	1.65	(e)	2.49	161

9.11	(3.08)	2,066	1.68		1.68		1.65		1.65		2.51	65

9.91	(0.21)	3,381	1.74		1.74		1.65		1.65		2.69	179

$14.26	2.04%	$669,988	3.655%		3.655%		0.475%		0.475%		3.17%	138%

14.46	(5.56)	825,652	1.875		1.875		0.475		0.475		3.13	144

15.80	(15.67)	723,159	1.045		1.045		0.475		0.475		2.49	143

19.24	(1.74)	517,558	0.485		0.485		0.475		0.475		1.84	103

20.92	(14.90)	581,538	0.565		0.565		0.475		0.475		1.90	249

14.26	1.93	87,049	3.755		3.755		0.575		0.575		3.06	138

14.46	(5.65)	172,127	2.045	(e)	2.045	(e)	0.575	(e)	0.575	(e)	3.05	144

15.80	(15.76)	96,860	1.145		1.145		0.575		0.575		2.39	143

19.24	(1.84)	65,785	0.585		0.585		0.575		0.575		1.74	103

20.92	(14.99)	80,506	0.665		0.665		0.575		0.575		1.90	249

14.26	1.68	42,257	4.005		4.005		0.825		0.825		2.83	138

14.46	(5.88)	46,659	2.225		2.225		0.825		0.825		2.75	144

15.80	(15.97)	58,241	1.345	(e)	1.345	(e)	0.825	(e)	0.825	(e)	2.12	143

19.24	(2.09)	68,558	0.835		0.835		0.825		0.825		1.49	103

20.92	(15.20)	87,751	0.915		0.915		0.825		0.825		1.65	249

14.26	0.92	28,959	4.755		4.755		1.575		1.575		2.08	138

14.46	(6.58)	20,891	2.975		2.975		1.575		1.575		2.03	144

15.80	(16.61)	14,751	2.145	(e)	2.145	(e)	1.575	(e)	1.575	(e)	1.37	143

19.24	(2.81)	13,289	1.585		1.585		1.575		1.575		0.74	103

20.92	(15.84)	13,794	1.665		1.665		1.575		1.575		0.89	249

$10.70	7.39%	$26,103	0.57%		0.57%		0.55%		0.55%		4.77%	951%

10.40	6.47	34,901	0.57		0.59		0.53		0.55		4.88	714

10.08	(1.55)	45,204	0.52		0.57		0.51		0.56		2.80	327

10.56	(2.77)	81,791	0.51		0.56		0.51		0.56		1.36	199

10.98	8.70	71,748	0.52		0.57		0.51		0.56		1.82	385

10.70	7.29	58,059	0.67		0.67		0.65		0.65		4.63	951

10.40	6.36	31,578	0.67		0.69		0.63		0.65		4.75	714

10.08	(1.65)	25,346	0.62		0.67		0.61		0.66		2.73	327

10.56	(2.86)	35,225	0.61		0.66		0.61		0.66		1.25	199

10.98	8.59	42,685	0.62		0.67		0.61		0.66		1.72	385

10.70	6.96	11,190	0.97		0.97		0.95		0.95		4.35	951

10.40	6.05	13,008	0.97		0.99		0.93		0.95		4.48	714

10.08	(1.95)	16,476	0.92		0.97		0.91		0.96		2.48	327

10.56	(3.15)	23,580	0.91		0.96		0.91		0.96		0.96	199

10.98	8.26	28,203	0.92		0.97		0.91		0.96		1.43	385

10.70	6.17	1,133	1.72		1.72		1.70		1.70		3.60	951

10.40	5.26	1,186	1.72		1.74		1.68		1.70		3.74	714

10.08	(2.80)	2,383	1.67		1.72		1.66		1.71		1.72	327

10.56	(3.80)	3,607	1.66		1.71		1.66		1.71		0.21	199

10.98	7.46	4,385	1.67		1.72		1.66		1.71		0.69	385

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	13

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Moderate Duration Fund
Institutional Class

03/31/2025	$9.17	$0.40	$0.19	$0.59	$(0.42)	$0.00	$0.00	$(0.42)

03/31/2024	9.23	0.41	(0.07)	0.34	(0.33)	0.00	(0.07)	(0.40)

03/31/2023	9.83	0.27	(0.48)	(0.21)	(0.39)	0.00	0.00	(0.39)

03/31/2022	10.42	0.16	(0.61)	(0.45)	(0.13)	0.00	(0.01)	(0.14)

03/31/2021	10.50	0.19	0.25	0.44	(0.24)	(0.28)	0.00	(0.52)
I-2

03/31/2025	9.17	0.39	0.19	0.58	(0.41)	0.00	0.00	(0.41)

03/31/2024	9.23	0.40	(0.07)	0.33	(0.32)	0.00	(0.07)	(0.39)

03/31/2023	9.83	0.30	(0.52)	(0.22)	(0.38)	0.00	0.00	(0.38)

03/31/2022	10.42	0.15	(0.61)	(0.46)	(0.12)	0.00	(0.01)	(0.13)

03/31/2021	10.50	0.18	0.25	0.43	(0.23)	(0.28)	0.00	(0.51)

PIMCO Mortgage Opportunities and Bond Fund
Institutional Class

03/31/2025	$9.37	$0.47	$0.17	$0.64	$(0.67)	$0.00	$0.00	$(0.67)

03/31/2024	9.42	0.37	0.22	0.59	(0.64)	0.00	0.00	(0.64)

03/31/2023	10.50	0.40	(0.74)	(0.34)	(0.73)	0.00	(0.01)	(0.74)

03/31/2022	10.94	0.35	(0.39)	(0.04)	(0.40)	0.00	0.00	(0.40)

03/31/2021	10.37	0.38	0.63	1.01	(0.44)	0.00	0.00	(0.44)
I-2

03/31/2025	9.37	0.46	0.18	0.64	(0.67)	0.00	0.00	(0.67)

03/31/2024	9.42	0.37	0.22	0.59	(0.64)	0.00	0.00	(0.64)

03/31/2023	10.50	0.39	(0.74)	(0.35)	(0.72)	0.00	(0.01)	(0.73)

03/31/2022	10.94	0.34	(0.39)	(0.05)	(0.39)	0.00	0.00	(0.39)

03/31/2021	10.37	0.36	0.63	0.99	(0.42)	0.00	0.00	(0.42)
I-3

03/31/2025	9.37	0.46	0.17	0.63	(0.66)	0.00	0.00	(0.66)

03/31/2024	9.42	0.36	0.22	0.58	(0.63)	0.00	0.00	(0.63)

03/31/2023	10.50	0.39	(0.74)	(0.35)	(0.72)	0.00	(0.01)	(0.73)

03/31/2022	10.94	0.33	(0.38)	(0.05)	(0.39)	0.00	0.00	(0.39)

03/31/2021	10.37	0.36	0.63	0.99	(0.42)	0.00	0.00	(0.42)
Class A

03/31/2025	9.37	0.43	0.18	0.61	(0.64)	0.00	0.00	(0.64)

03/31/2024	9.42	0.34	0.22	0.56	(0.61)	0.00	0.00	(0.61)

03/31/2023	10.50	0.36	(0.74)	(0.38)	(0.69)	0.00	(0.01)	(0.70)

03/31/2022	10.94	0.31	(0.39)	(0.08)	(0.36)	0.00	0.00	(0.36)

03/31/2021	10.37	0.33	0.63	0.96	(0.39)	0.00	0.00	(0.39)
Class C

03/31/2025	9.37	0.36	0.18	0.54	(0.57)	0.00	0.00	(0.57)

03/31/2024	9.42	0.26	0.23	0.49	(0.54)	0.00	0.00	(0.54)

03/31/2023	10.50	0.29	(0.74)	(0.45)	(0.62)	0.00	(0.01)	(0.63)

03/31/2022	10.94	0.22	(0.38)	(0.16)	(0.28)	0.00	0.00	(0.28)

03/31/2021	10.37	0.25	0.63	0.88	(0.31)	0.00	0.00	(0.31)

PIMCO Total Return ESG Fund
Institutional Class

03/31/2025	$7.60	$0.28	$0.15	$0.43	$(0.30)	$0.00	$0.00	$(0.30)

03/31/2024	7.67	0.25	(0.04)	0.21	(0.16)	0.00	(0.12)	(0.28)

03/31/2023	8.64	0.22	(0.84)	(0.62)	(0.35)	0.00	0.00	(0.35)

03/31/2022	9.33	0.20	(0.62)	(0.42)	(0.20)	(0.07)	0.00	(0.27)

03/31/2021	9.38	0.21	0.17	0.38	(0.23)	(0.20)	0.00	(0.43)
I-2

03/31/2025	7.60	0.27	0.15	0.42	(0.29)	0.00	0.00	(0.29)

03/31/2024	7.67	0.24	(0.04)	0.20	(0.15)	0.00	(0.12)	(0.27)

03/31/2023	8.64	0.21	(0.84)	(0.63)	(0.34)	0.00	0.00	(0.34)

03/31/2022	9.33	0.19	(0.62)	(0.43)	(0.19)	(0.07)	0.00	(0.26)

03/31/2021	9.38	0.20	0.17	0.37	(0.22)	(0.20)	0.00	(0.42)
I-3

03/31/2025	7.60	0.27	0.15	0.42	(0.29)	0.00	0.00	(0.29)

03/31/2024	7.67	0.24	(0.04)	0.20	(0.15)	0.00	(0.12)	(0.27)

07/29/2022 - 03/31/2023	8.20	0.16	(0.42)	(0.26)	(0.27)	0.00	0.00	(0.27)

14	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$9.34	6.56%	$1,648,519	0.95%		0.95%		0.46%		0.46%		4.33%	272%

9.17	3.77	1,396,694	0.53		0.53		0.46		0.46		4.53	286

9.23	(2.05)	1,377,011	0.49		0.49		0.46		0.46		2.92	221

9.83	(4.39)	1,399,413	0.46		0.46		0.46		0.46		1.58	63

10.42	4.17	1,438,994	0.46		0.46		0.46		0.46		1.75	315

9.34	6.45	14,594	0.95	(e)	0.95	(e)	0.56	(e)	0.56	(e)	4.24	272

9.17	3.67	4,599	0.63		0.63		0.56		0.56		4.39	286

9.23	(2.14)	10,930	0.59		0.59		0.56		0.56		3.21	221

9.83	(4.49)	3,737	0.56		0.56		0.56		0.56		1.48	63

10.42	4.07	2,905	0.56		0.56		0.56		0.56		1.68	315

$9.34	7.13%	$8,433,044	1.68%		1.68%		0.60%		0.60%		5.02%	1,120%

9.37	6.57	6,457,261	2.14		2.14		0.60		0.60		4.02	1,239

9.42	(3.14)	5,063,979	1.35		1.35		0.60		0.60		4.06	926

10.50	(0.40)	5,631,928	0.63		0.63		0.60		0.60		3.20	720

10.94	9.79	5,583,247	0.68		0.68		0.60		0.60		3.46	913

9.34	7.03	2,797,117	1.78		1.78		0.70		0.70		4.92	1,120

9.37	6.46	2,450,603	2.24		2.24		0.70		0.70		3.95	1,239

9.42	(3.24)	1,643,989	1.45		1.45		0.70		0.70		3.97	926

10.50	(0.50)	1,756,926	0.73		0.73		0.70		0.70		3.12	720

10.94	9.67	1,249,015	0.78		0.78		0.70		0.70		3.35	913

9.34	6.98	81,064	1.83		1.88		0.75		0.80		4.88	1,120

9.37	6.41	78,661	2.29		2.34		0.75		0.80		3.88	1,239

9.42	(3.29)	75,482	1.50		1.55		0.75		0.80		3.93	926

10.50	(0.55)	70,707	0.78		0.83		0.75		0.80		3.08	720

10.94	9.63	46,548	0.83		0.88		0.75		0.80		3.36	913

9.34	6.71	291,036	2.08		2.08		1.00		1.00		4.61	1,120

9.37	6.14	208,197	2.54		2.54		1.00		1.00		3.64	1,239

9.42	(3.53)	226,211	1.75		1.75		1.00		1.00		3.68	926

10.50	(0.80)	187,669	1.03		1.03		1.00		1.00		2.81	720

10.94	9.34	172,679	1.08		1.08		1.00		1.00		3.08	913

9.34	5.91	49,367	2.83		2.83		1.75		1.75		3.86	1,120

9.37	5.36	29,109	3.29		3.29		1.75		1.75		2.83	1,239

9.42	(4.26)	25,259	2.50		2.50		1.75		1.75		2.92	926

10.50	(1.54)	30,577	1.78		1.78		1.75		1.75		2.05	720

10.94	8.52	31,626	1.83		1.83		1.75		1.75		2.35	913

$7.73	5.75%	$1,323,227	1.45%		1.45%		0.50%		0.50%		3.67%	391%

7.60	2.86	1,601,878	0.82		0.82		0.50		0.50		3.37	468

7.67	(7.17)	1,803,296	0.61		0.61		0.50		0.50		2.79	391

8.64	(4.61)	2,054,386	0.51		0.51		0.50		0.50		2.15	184

9.33	3.97	1,774,662	0.53		0.53		0.50		0.50		2.21	327

7.73	5.65	255,909	1.55		1.55		0.60		0.60		3.58	391

7.60	2.76	246,329	0.92		0.92		0.60		0.60		3.27	468

7.67	(7.26)	276,253	0.71		0.71		0.60		0.60		2.67	391

8.64	(4.71)	402,434	0.61		0.61		0.60		0.60		2.05	184

9.33	3.86	331,326	0.63		0.63		0.60		0.60		2.11	327

7.73	5.60	9,203	1.60		1.65		0.65		0.70		3.54	391

7.60	2.71	6,651	0.97		1.02		0.65		0.70		3.22	468

7.67	(3.14)	4,691	0.71	(e)*	0.76	(e)*	0.65	(e)*	0.70	(e)*	3.03 *	391

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	15

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Total Return ESG Fund (Cont.)
Administrative Class

03/31/2025	$7.60	$0.26	$0.15	$0.41	$(0.28)	$0.00	$0.00	$(0.28)

03/31/2024	7.67	0.23	(0.04)	0.19	(0.14)	0.00	(0.12)	(0.26)

03/31/2023	8.64	0.20	(0.84)	(0.64)	(0.33)	0.00	0.00	(0.33)

03/31/2022	9.33	0.18	(0.62)	(0.44)	(0.18)	(0.07)	0.00	(0.25)

03/31/2021	9.38	0.20	0.16	0.36	(0.21)	(0.20)	0.00	(0.41)
Class A

03/31/2025	7.60	0.25	0.15	0.40	(0.27)	0.00	0.00	(0.27)

03/31/2024	7.67	0.22	(0.04)	0.18	(0.13)	0.00	(0.12)	(0.25)

03/31/2023	8.64	0.19	(0.85)	(0.66)	(0.31)	0.00	0.00	(0.31)

03/31/2022	9.33	0.16	(0.61)	(0.45)	(0.17)	(0.07)	0.00	(0.24)

03/31/2021	9.38	0.16	0.18	0.34	(0.19)	(0.20)	0.00	(0.39)
Class C

03/31/2025	7.60	0.19	0.15	0.34	(0.21)	0.00	0.00	(0.21)

03/31/2024	7.67	0.17	(0.05)	0.12	(0.07)	0.00	(0.12)	(0.19)

03/31/2023	8.64	0.13	(0.84)	(0.71)	(0.26)	0.00	0.00	(0.26)

03/31/2022	9.33	0.09	(0.61)	(0.52)	(0.10)	(0.07)	0.00	(0.17)

03/31/2021	9.38	0.09	0.18	0.27	(0.12)	(0.20)	0.00	(0.32)

PIMCO Total Return Fund II
Institutional Class

03/31/2025	$8.18	$0.31	$0.18	$0.49	$(0.32)	$0.00	$0.00	$(0.32)

03/31/2024	8.26	0.30	(0.08)	0.22	(0.30)	0.00	0.00	(0.30)

03/31/2023	8.98	0.22	(0.71)	(0.49)	(0.23)	0.00	0.00	(0.23)

03/31/2022	9.52	0.12	(0.52)	(0.40)	(0.14)	0.00	0.00	(0.14)

03/31/2021	9.98	0.17	0.04	0.21	(0.19)	(0.47)	(0.01)	(0.67)
I-2

03/31/2025	8.18	0.31	0.17	0.48	(0.31)	0.00	0.00	(0.31)

03/31/2024	8.26	0.30	(0.09)	0.21	(0.29)	0.00	0.00	(0.29)

03/31/2023	8.98	0.21	(0.71)	(0.50)	(0.22)	0.00	0.00	(0.22)

03/31/2022	9.52	0.11	(0.52)	(0.41)	(0.13)	0.00	0.00	(0.13)

03/31/2021	9.98	0.15	0.05	0.20	(0.18)	(0.47)	(0.01)	(0.66)

PIMCO Total Return Fund IV
Institutional Class

03/31/2025	$9.39	$0.39	$0.13	$0.52	$(0.40)	$0.00	$0.00	$(0.40)

03/31/2024	9.46	0.35	(0.09)	0.26	(0.26)	0.00	(0.07)	(0.33)

03/31/2023	10.31	0.25	(0.76)	(0.51)	(0.34)	0.00	0.00	(0.34)

03/31/2022	10.96	0.20	(0.65)	(0.45)	(0.20)	0.00	0.00	(0.20)

03/31/2021	10.85	0.23	0.11	0.34	(0.12)	0.00	(0.11)	(0.23)
Class A

03/31/2025	9.39	0.36	0.13	0.49	(0.37)	0.00	0.00	(0.37)

03/31/2024	9.46	0.32	(0.09)	0.23	(0.23)	0.00	(0.07)	(0.30)

03/31/2023	10.31	0.21	(0.75)	(0.54)	(0.31)	0.00	0.00	(0.31)

03/31/2022	10.96	0.16	(0.65)	(0.49)	(0.16)	0.00	0.00	(0.16)

03/31/2021	10.85	0.19	0.11	0.30	(0.08)	0.00	(0.11)	(0.19)

PIMCO Total Return Fund V
Institutional Class

03/31/2025	$9.74	$0.45	$0.04	$0.49	$(0.48)	$0.00	$0.00	$(0.48)

05/01/2023 - 03/31/2024	10.00	0.41	(0.24)	0.17	(0.43)	0.00	0.00	(0.43)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
~	A one for four reverse share split, effective March 24, 2023, has been retroactively applied.
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

(f)

Ratios shown do not include expenses of the investment companies in which the Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

16	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$7.73	5.49%	$16,964	1.70%	1.70%	0.75%	0.75%	3.43%	391%

7.60	2.61	16,259	1.07	1.07	0.75	0.75	3.12	468

7.67	(7.40)	18,147	0.86	0.86	0.75	0.75	2.54	391

8.64	(4.85)	21,552	0.76	0.76	0.75	0.75	1.89	184

9.33	3.71	20,325	0.78	0.78	0.75	0.75	2.04	327

7.73	5.33	10,488	1.85	1.85	0.90	0.90	3.27	391

7.60	2.45	13,527	1.22	1.22	0.90	0.90	2.96	468

7.67	(7.54)	17,280	1.01	1.01	0.90	0.90	2.40	391

8.64	(4.99)	15,988	0.91	0.91	0.90	0.90	1.74	184

9.33	3.56	8,282	0.93	0.93	0.90	0.90	1.68	327

7.73	4.55	716	2.60	2.60	1.65	1.65	2.54	391

7.60	1.70	728	1.97	1.97	1.65	1.65	2.21	468

7.67	(8.24)	1,006	1.76	1.76	1.65	1.65	1.67	391

8.64	(5.71)	847	1.66	1.66	1.65	1.65	1.00	184

9.33	2.80	523	1.68	1.68	1.65	1.65	0.95	327

$8.35	6.08%	$572,396	1.62%	1.62%	0.50%	0.50%	3.73%	437%

8.18	2.73	601,591	0.57	0.57	0.50	0.50	3.70	387

8.26	(5.40)	559,913	0.52	0.52	0.50	0.50	2.66	371

8.98	(4.28)	611,583	0.50	0.50	0.50	0.50	1.26	293

9.52	2.01	605,257	0.50	0.50	0.50	0.50	1.67	483

8.35	5.97	8,741	1.58 (e)	1.58 (e)	0.60 (e)	0.60 (e)	3.76	437

8.18	2.63	36,778	0.67	0.67	0.60	0.60	3.68	387

8.26	(5.49)	5,353	0.62	0.62	0.60	0.60	2.56	371

8.98	(4.38)	7,769	0.60	0.60	0.60	0.60	1.15	293

9.52	1.90	11,474	0.60	0.60	0.60	0.60	1.52	483

$9.51	5.65%	$303,772	0.57%	0.57%	0.50%	0.50%	4.14%	488%

9.39	2.86	260,708	0.67	0.67	0.50	0.50	3.83	340

9.46	(4.89)	233,338	0.52	0.52	0.50	0.50	2.59	383

10.31	(4.20)	316,993	0.50	0.50	0.50	0.50	1.80	278

10.96	3.13	449,336	0.52	0.52	0.50	0.50	2.08	403

9.51	5.28	14,311	0.92	0.92	0.85	0.85	3.79	488

9.39	2.50	11,053	1.02	1.02	0.85	0.85	3.47	340

9.46	(5.22)	11,290	0.87	0.87	0.85	0.85	2.22	383

10.31	(4.53)	14,481	0.85	0.85	0.85	0.85	1.45	278

10.96	2.77	17,292	0.87	0.87	0.85	0.85	1.73	403

$9.75	5.14%	$255,981	0.54%	0.54%	0.50%	0.50%	4.60%	347%

9.74	1.77	153,897	0.53 *	0.66 *	0.50 *	0.63 *	4.64 *	321

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	17

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Climate Bond Fund	PIMCO Dynamic Bond Fund	PIMCO Extended Duration Fund	PIMCO GNMA and Government Securities Fund	PIMCO Investment Grade Credit Bond Fund	PIMCO Long Duration Total Return Fund

Assets:

Investments, at value
Investments in securities*	$28,478	$4,354,285	$1,002,242	$3,579,629	$14,934,626	$3,363,034
Investments in Affiliates	0	652,048	12,032	24,616	147,966	2,303
Financial Derivative Instruments
Exchange-traded or centrally cleared	8	3,578	986	429	7,418	6,067
Over the counter	62	31,868	738	2,370	18,835	3,515
Cash	306	259	202	3	253	57
Deposits with counterparty	366	8,122	4,903	30,787	14,976	3,903
Foreign currency, at value	36	10,204	1,659	0	9,541	4,856
Receivable for investments sold	0	912	28,965	560	482,187	569,282
Receivable for TBA investments sold	0	4,171,539	101,650	4,877,892	4,115,002	609,455
Receivable for Fund shares sold	51	1,362	0	1,776	27,282	22,426
Interest and/or dividends receivable	275	14,771	2,454	6,284	136,297	26,079
Dividends receivable from Affiliates	0	2,267	18	87	278	166
Reimbursement receivable from PIMCO	0	117	0	3	5	0
Total Assets	29,582	9,251,332	1,155,849	8,524,436	19,894,666	4,611,143

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$7,171	$517,918	$486,706	$379,515	$1,382,474
Payable for sale-buyback transactions	0	0	28,712	0	498,247	0
Payable for short sales	0	150,832	0	1,411,744	0	5,780
Financial Derivative Instruments
Exchange-traded or centrally cleared	25	4,246	3,001	1,161	8,614	4,270
Over the counter	376	17,601	718	472	30,252	5,637
Payable for investments purchased	0	196,265	11,064	1,941	59,718	6,682
Payable for investments in Affiliates purchased	0	2,348	19	90	278	166
Payable for investments purchased on a delayed-delivery basis	0	14,538	0	1,246	10,130	0
Payable for TBA investments purchased	0	5,962,163	148,326	5,316,005	6,192,418	920,844
Payable for unfunded loan commitments	0	599	0	0	1,561	429
Deposits from counterparty	0	18,511	0	6,648	37,328	1,337
Payable for Fund shares redeemed	40	4,137	36	2,489	184,270	17,076
Distributions payable	2	752	1	336	18,113	427
Accrued investment advisory fees	6	1,273	88	256	2,446	447
Accrued supervisory and administrative fees	6	617	90	326	3,048	461
Accrued distribution fees	0	5	0	5	41	5
Accrued servicing fees	1	30	0	37	151	8
Accrued reimbursement to PIMCO	0	0	0	0	0	0
Foreign capital gains tax payable	0	0	0	0	26	3
Total Liabilities	456	6,381,088	709,973	7,229,462	7,426,156	2,346,046

Commitments and Contingent Liabilities^

Net Assets	$29,126	$2,870,244	$445,876	$1,294,974	$12,468,510	$2,265,097

Net Assets Consist of:

Paid in capital	$30,922	$3,514,853	$877,049	$1,542,664	$14,821,619	$3,438,674
Distributable earnings (accumulated loss)	(1,796)	(644,609)	(431,173)	(247,690)	(2,353,109)	(1,173,577)

Net Assets	$29,126	$2,870,244	$445,876	$1,294,974	$12,468,510	$2,265,097

Cost of investments in securities	$29,176	$4,541,652	$1,378,170	$3,656,105	$15,590,023	$3,746,210
Cost of investments in Affiliates	$0	$651,808	$12,032	$24,619	$147,966	$2,303
Cost of foreign currency held	$36	$10,237	$1,653	$0	$9,551	$4,827
Proceeds received on short sales	$0	$151,273	$0	$1,407,401	$0	$5,761
Cost or premiums of financial derivative instruments, net	$64	$41,664	$(2,286)	$(7,589)	$48,706	$(1,258)

* Includes repurchase agreements of:	$0	$441,896	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial statements for more information.

18	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

PIMCO Long-Term U.S. Government Fund	PIMCO Low Duration Opportunities Fund	PIMCO Moderate Duration Fund	PIMCO Mortgage Opportunities and Bond Fund	PIMCO Total Return ESG Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return Fund V

$1,485,390	$138,087	$1,878,962	$24,881,103	$2,176,520	$780,086	$407,461	$296,119
26,256	17,189	49,812	114,275	0	16,600	4,454	0

188	91	882	8,175	670	37	121	89
0	928	3,775	82,926	4,900	0	357	3,554
174	1	1,145	37	588	377	1,097	29
7,399	2,038	25,431	134,858	21,280	5,896	5,196	3,419
0	418	3,033	244	3,201	0	600	272
318,869	5	67,985	1,071	603	2	38	5
218,180	102,045	367,912	28,600,873	472,750	274,616	156,752	38,155
155	132	3,504	21,175	996	532	86	114
10,409	443	10,019	66,242	12,342	4,474	2,412	1,719
86	73	0	875	0	13	29	0
0	0	16	3	0	6	0	0
2,067,106	261,450	2,412,476	53,911,857	2,693,850	1,082,639	578,603	343,475

$931,869	$0	$158,066	$2,823,317	$306,920	$108,370	$0	$0
0	0	0	0	15,022	9,716	0	0
83	3,498	36,008	4,908,072	14,117	0	812	2,252

1,995	139	2,940	15,866	1,701	595	229	102
80	1,057	4,645	22,826	6,101	33	596	735
0	370	9,554	202,047	808	1,098	2,996	613
89	75	0	890	0	13	30	0
0	278	0	35,188	0	0	0	0
301,957	158,550	531,640	34,080,233	723,619	379,628	254,030	80,421
0	0	295	4,114	0	0	0	0
269	624	1,773	90,748	3,880	1,345	254	3,167
2,092	315	2,857	67,763	4,209	378	1,432	103
60	8	978	3,259	285	103	11	0
149	19	328	3,227	322	111	63	50
179	29	277	2,583	345	112	64	50
17	1	0	29	4	0	0	0
14	2	0	67	2	0	3	0
0	0	0	0	0	0	0	1
0	0	2	0	8	0	0	0
1,238,853	164,965	749,363	42,260,229	1,077,343	501,502	260,520	87,494

$828,253	$96,485	$1,663,113	$11,651,628	$1,616,507	$581,137	$318,083	$255,981

$1,357,732	$102,567	$1,800,754	$12,827,204	$2,043,207	$669,485	$364,418	$255,957
(529,479)	(6,082)	(137,641)	(1,175,576)	(426,700)	(88,348)	(46,335)	24

$828,253	$96,485	$1,663,113	$11,651,628	$1,616,507	$581,137	$318,083	$255,981

$1,623,161	$139,275	$1,895,564	$25,471,231	$2,320,967	$818,211	$419,661	$294,826
$26,258	$17,179	$49,707	$114,282	$0	$16,565	$4,454	$0
$0	$417	$3,038	$243	$3,192	$0	$606	$273
$82	$3,487	$35,790	$4,894,960	$14,103	$0	$810	$2,244
$(1,260)	$(498)	$4,986	$184,823	$13,289	$2,777	$(328)	$3,311

$0	$20,400	$23,800	$0	$3,831	$0	$0	$23,100

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	19

Statements of Assets and Liabilities	(Cont.)

	PIMCO Climate Bond Fund	PIMCO Dynamic Bond Fund	PIMCO Extended Duration Fund	PIMCO GNMA and Government Securities Fund	PIMCO Investment Grade Credit Bond Fund	PIMCO Long Duration Total Return Fund

Net Assets:

Institutional Class	$25,300	$2,492,971	$428,208	$580,870	$5,329,732	$2,097,832
I-2	79	190,027	17,668	446,405	6,241,906	114,669
I-3	1,113	34,833	N/A	83,510	122,579	N/A
Administrative Class	N/A	N/A	N/A	N/A	18,119	N/A
Class A	2,559	140,632	N/A	175,659	693,314	43,086
Class C	75	6,637	N/A	8,530	62,860	9,510
Class R	N/A	5,144	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	2,837	246,839	31,960	61,886	589,326	289,901
I-2	9	18,815	1,320	47,559	690,198	15,846
I-3	125	3,449	N/A	8,897	13,554	N/A
Administrative Class	N/A	N/A	N/A	N/A	2,003	N/A
Class A	287	13,925	N/A	18,715	76,663	5,953
Class C	8	657	N/A	909	6,951	1,315
Class R	N/A	509	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.92	$10.10	$13.40	$9.39	$9.04	$7.24
I-2	8.92	10.10	13.40	9.39	9.04	7.24
I-3	8.92	10.10	N/A	9.39	9.04	N/A
Administrative Class	N/A	N/A	N/A	N/A	9.04	N/A
Class A	8.92	10.10	N/A	9.39	9.04	7.24
Class C	8.92	10.10	N/A	9.39	9.04	7.24
Class R	N/A	10.10	N/A	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

20	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

PIMCO Long-Term U.S. Government Fund	PIMCO Low Duration Opportunities Fund	PIMCO Moderate Duration Fund	PIMCO Mortgage Opportunities and Bond Fund	PIMCO Total Return ESG Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return Fund V

$669,988	$26,103	$1,648,519	$8,433,044	$1,323,227	$572,396	$303,772	$255,981
87,049	58,059	14,594	2,797,117	255,909	8,741	N/A	N/A
N/A	N/A	N/A	81,064	9,203	N/A	N/A	N/A
N/A	N/A	N/A	N/A	16,964	N/A	N/A	N/A
42,257	11,190	N/A	291,036	10,488	N/A	14,311	N/A
28,959	1,133	N/A	49,367	716	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

46,986	2,439	176,514	903,149	171,175	68,548	31,935	26,267
6,105	5,424	1,563	299,564	33,105	1,047	N/A	N/A
N/A	N/A	N/A	8,682	1,191	N/A	N/A	N/A
N/A	N/A	N/A	N/A	2,194	N/A	N/A	N/A
2,963	1,045	N/A	31,169	1,357	N/A	1,505	N/A
2,031	106	N/A	5,287	93	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

$14.26	$10.70	$9.34	$9.34	$7.73	$8.35	$9.51	$9.75
14.26	10.70	9.34	9.34	7.73	8.35	N/A	N/A
N/A	N/A	N/A	9.34	7.73	N/A	N/A	N/A
N/A	N/A	N/A	N/A	7.73	N/A	N/A	N/A
14.26	10.70	N/A	9.34	7.73	N/A	9.51	N/A
14.26	10.70	N/A	9.34	7.73	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	21

Statements of Operations

Year Ended March 31, 2025
(Amounts in thousands†)	PIMCO Climate Bond Fund	PIMCO Dynamic Bond Fund	PIMCO Extended Duration Fund	PIMCO GNMA and Government Securities Fund	PIMCO Investment Grade Credit Bond Fund	PIMCO Long Duration Total Return Fund

Investment Income:

Interest, net of foreign taxes*	$945	$127,060	$43,254	$83,225	$622,898	$180,544
Dividends	0	934	1	0	6,303	0
Dividends from Investments in Affiliates	0	20,051	914	681	10,477	5,631
Miscellaneous income	0	129	0	0	132	10
Total Income	945	148,174	44,169	83,906	639,810	186,185

Expenses:

Investment advisory fees	56	14,235	1,235	3,483	30,638	6,139
Supervisory and administrative fees	60	6,926	1,259	4,430	37,886	6,328
Distribution and/or servicing fees - Administrative Class	N/A	N/A	N/A	N/A	52	N/A
Distribution and/or servicing fees - Class A	4	365	N/A	467	1,813	74
Distribution and/or servicing fees - Class C	1	82	N/A	101	730	94
Distribution and/or servicing fees - Class R	N/A	26	N/A	N/A	N/A	N/A
Trustee fees	0	17	4	10	84	18
Interest expense	8	1,101	31,121	19,325	54,805	83,229
Miscellaneous expense	0	41	0	0	16	0
Total Expenses	129	22,793	33,619	27,816	126,024	95,882
Waiver and/or Reimbursement by PIMCO	0	(1,302)	0	(42)	(57)	0
Net Expenses	129	21,491	33,619	27,774	125,967	95,882

Net Investment Income (Loss)	816	126,683	10,550	56,132	513,843	90,303

Net Realized Gain (Loss):

Investments in securities	(207)	(17,282)	(11,413)	(2,859)	(319,894)	(161,834)
Investments in Affiliates	0	58	(561)	8	263	(1,376)
Exchange-traded or centrally cleared financial derivative instruments	(75)	(2,900)	(3,901)	(1,357)	(11,417)	10,697
Over the counter financial derivative instruments	426	32,738	2,787	(855)	74,112	16,570
Short sales	0	31	0	0	0	0
Foreign currency	(8)	(724)	(192)	(1)	(4,363)	(806)

Net Realized Gain (Loss)	136	11,921	(13,280)	(5,064)	(261,299)	(136,749)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	372	52,269	(19,621)	18,008	454,163	108,353
Investments in Affiliates	0	266	608	(3)	0	1,639
Exchange-traded or centrally cleared financial derivative instruments	228	8,268	8,248	934	22,582	15,162
Over the counter financial derivative instruments	(358)	(5,094)	(223)	(1,192)	(17,320)	(3,936)
Short sales	0	310	0	0	0	0
Foreign currency assets and liabilities	3	227	29	0	(349)	27

Net Change in Unrealized Appreciation (Depreciation)	245	56,246	(10,959)	17,747	459,076	121,245

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,197	$194,850	$(13,689)	$68,815	$711,620	$74,799

* Foreign tax withholdings	$0	$0	$0	$0	$19	$3

†	A zero balance may reflect actual amounts rounding to less than one thousand.

22	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

PIMCO Long-Term U.S. Government Fund	PIMCO Low Duration Opportunities Fund	PIMCO Moderate Duration Fund	PIMCO Mortgage Opportunities and Bond Fund	PIMCO Total Return ESG Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return Fund V

$62,247	$4,250	$80,872	$688,558	$87,614	$29,486	$13,656	$10,542
0	20	0	2	0	0	93	0
2,700	689	868	10,497	0	725	257	0
0	0	2	51	0	0	0	0
64,947	4,959	81,742	699,108	87,614	30,211	14,006	10,542

2,142	233	3,874	36,437	4,280	1,411	742	512
2,598	351	3,261	29,315	4,563	1,430	754	512
N/A	N/A	N/A	N/A	42	N/A	N/A	N/A
112	30	N/A	628	33	N/A	30	N/A
254	12	N/A	391	7	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7	1	10	67	12	4	2	1
30,244	14	7,530	113,188	16,186	6,304	215	72
0	5	3	0	0	0	0	10
35,357	646	14,678	180,026	25,123	9,149	1,743	1,107
0	(1)	(16)	(40)	(3)	(5)	0	(1)
35,357	645	14,662	179,986	25,120	9,144	1,743	1,106

29,590	4,314	67,080	519,122	62,494	21,067	12,263	9,436

(14,328)	(259)	(7,771)	398	(44,792)	(1,158)	(1,487)	(825)
99	(2)	(447)	198	0	(375)	1	0
6,004	(507)	13,584	141,172	6,985	1,544	833	316
1,275	1,080	10,261	(62,524)	8,453	563	853	554
0	0	0	0	(1)	0	0	0
0	(17)	(36)	144	(636)	0	(85)	(3)

(6,950)	295	15,591	79,388	(29,991)	574	115	42

(4,875)	1,466	18,024	224,521	66,429	9,799	4,539	1,158
(1)	10	606	(1)	0	454	0	0
(1,870)	738	(387)	(96,007)	1,727	2,238	204	(136)
(97)	(283)	(2,012)	(18,422)	(2,372)	15	(501)	(240)
0	0	0	0	0	0	0	0
0	23	(82)	5	(34)	0	(18)	8

(6,843)	1,954	16,149	110,096	65,750	12,506	4,224	790

$15,797	$6,563	$98,820	$708,606	$98,253	$34,147	$16,602	$10,268

$0	$0	$5	$0	$0	$0	$3	$0

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	23

Statements of Changes in Net Assets

	PIMCO Climate Bond Fund		PIMCO Dynamic Bond Fund		PIMCO Extended Duration Fund		PIMCO GNMA and Government Securities Fund

(Amounts in thousands†)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$816	$537	$126,683	$116,142	$10,550	$12,082	$56,132	$45,583
Net realized gain (loss)	136	(263)	11,921	(56,580)	(13,280)	(18,780)	(5,064)	(9,014)
Net change in unrealized appreciation (depreciation)	245	679	56,246	108,914	(10,959)	(64,421)	17,747	4,906

Net Increase (Decrease) in Net Assets Resulting from Operations	1,197	953	194,850	168,476	(13,689)	(71,119)	68,815	41,475

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(768)	(378)	(108,208)	(87,605)	(10,275)	(26,881)	(30,295)	(21,865)
I-2	(4)	(8)	(8,865)	(9,121)	(470)	(1,633)	(22,873)	(18,553)
I-3	(32)	(6)	(731)	(469)	N/A	N/A	(3,881)	(2,931)
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class A	(56)	(25)	(6,499)	(6,608)	N/A	N/A	(8,246)	(7,574)
Class C	(2)	(1)	(304)	(336)	N/A	N/A	(371)	(383)
Class R	N/A	N/A	(214)	(194)	N/A	N/A	N/A	N/A

Tax basis return of capital
Institutional Class	0	(104)	0	0	0	0	0	0
I-2	0	(2)	0	0	0	0	0	0
I-3	0	(2)	0	0	N/A	N/A	0	0
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class A	0	(8)	0	0	N/A	N/A	0	0
Class C	0	0	0	0	N/A	N/A	0	0
Class R	N/A	N/A	0	0	N/A	N/A	N/A	N/A

Total Distributions(a)	(862)	(534)	(124,821)	(104,333)	(10,745)	(28,514)	(65,666)	(51,306)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions*	10,603	4,751	318,974	7,656	(108,234)	30,174	(142,061)	213,032

Total Increase (Decrease) in Net Assets	10,938	5,170	389,003	71,799	(132,668)	(69,459)	(138,912)	203,201

Net Assets:

Beginning of year	18,188	13,018	2,481,241	2,409,442	578,544	648,003	1,433,886	1,230,685
End of year	$29,126	$18,188	$2,870,244	$2,481,241	$445,876	$578,544	$1,294,974	$1,433,886

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

24	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

PIMCO Investment Grade Credit Bond Fund		PIMCO Long Duration Total Return Fund		PIMCO Long-Term U.S. Government Fund		PIMCO Low Duration Opportunities Fund		PIMCO Moderate Duration Fund

Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024

$513,843	$451,616	$90,303	$97,362	$29,590	$32,960	$4,314	$3,979	$67,080	$61,515
(261,299)	(592,374)	(136,749)	(167,810)	(6,950)	(81,086)	295	(2,682)	15,591	(17,183)
459,076	614,516	121,245	55,466	(6,843)	(14,089)	1,954	3,872	16,149	3,244

711,620	473,758	74,799	(14,982)	15,797	(62,215)	6,563	5,169	98,820	47,576

(245,676)	(198,407)	(90,575)	(95,137)	(24,921)	(27,616)	(1,205)	(1,244)	(69,907)	(48,603)
(254,873)	(209,031)	(5,032)	(5,067)	(4,797)	(3,977)	(2,197)	(880)	(338)	(263)
(4,944)	(4,104)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(867)	(1,008)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(29,497)	(26,640)	(1,059)	(1,429)	(1,364)	(1,416)	(464)	(389)	N/A	N/A
(2,413)	(2,539)	(266)	(163)	(588)	(344)	(37)	(31)	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

0	(18,710)	0	0	0	0	0	0	0	(10,704)
0	(20,235)	0	0	0	0	0	0	0	(37)
0	(404)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
0	(102)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
0	(2,814)	0	0	0	0	0	0	N/A	N/A
0	(346)	0	0	0	0	0	0	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(538,270)	(484,340)	(96,932)	(101,796)	(31,670)	(33,353)	(3,903)	(2,544)	(70,245)	(59,607)

252,382	(212,416)	(368,767)	(336,218)	(221,203)	267,886	13,152	(11,361)	233,245	25,383

425,732	(222,998)	(390,900)	(452,996)	(237,076)	172,318	15,812	(8,736)	261,830	13,352

12,042,778	12,265,776	2,655,997	3,108,993	1,065,329	893,011	80,673	89,409	1,401,293	1,387,941
$12,468,510	$12,042,778	$2,265,097	$2,655,997	$828,253	$1,065,329	$96,485	$80,673	$1,663,113	$1,401,293

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	25

Statements of Changes in Net Assets	(Cont.)

	PIMCO Mortgage Opportunities and Bond Fund		PIMCO Total Return ESG Fund		PIMCO Total Return Fund II		PIMCO Total Return Fund IV

(Amounts in thousands†)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$519,122	$320,402	$62,494	$65,214	$21,067	$21,434	$12,263	$9,452
Net realized gain (loss)	79,388	(129,308)	(29,991)	(81,206)	574	(9,976)	115	(9,724)
Net change in unrealized appreciation (depreciation)	110,096	331,650	65,750	65,244	12,506	5,677	4,224	7,439

Net Increase (Decrease) in Net Assets Resulting from Operations	708,606	522,744	98,253	49,252	34,147	17,135	16,602	7,167

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(528,047)	(401,604)	(55,618)	(34,978)	(21,077)	(20,703)	(12,037)	(6,532)
I-2	(191,257)	(139,451)	(9,439)	(4,857)	(708)	(671)	N/A	N/A
I-3	(5,671)	(5,378)	(264)	(105)	N/A	N/A	N/A	N/A
Administrative Class	N/A	N/A	(605)	(295)	N/A	N/A	N/A	N/A
Class A	(17,009)	(14,052)	(464)	(201)	N/A	N/A	(466)	(259)
Class C	(2,354)	(1,482)	(19)	(7)	N/A	N/A	N/A	N/A
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Tax basis return of capital
Institutional Class	(1,756)	0	0	(27,731)	0	0	0	(1,987)
I-2	(643)	0	0	(4,041)	0	0	N/A	N/A
I-3	(19)	0	0	(89)	N/A	N/A	N/A	N/A
Administrative Class	N/A	N/A	0	(265)	N/A	N/A	N/A	N/A
Class A	(60)	0	0	(198)	N/A	N/A	0	(86)
Class C	(9)	0	0	(14)	N/A	N/A	N/A	N/A
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(b)	(746,825)	(561,967)	(66,409)	(72,781)	(21,785)	(21,374)	(12,503)	(8,864)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions*	2,466,016	2,228,134	(300,709)	(211,772)	(69,594)	77,342	42,223	28,830

Total Increase (Decrease) in Net Assets	2,427,797	2,188,911	(268,865)	(235,301)	(57,232)	73,103	46,322	27,133

Net Assets:

Beginning of year	9,223,831	7,034,920	1,885,372	2,120,673	638,369	565,266	271,761	244,628
End of year	$11,651,628	$9,223,831	$1,616,507	$1,885,372	$581,137	$638,369	$318,083	$271,761

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Inception date of the Fund was May 01, 2023.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

26	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

PIMCO Total Return Fund V

Year Ended March 31, 2025	Inception Date through March 31, 2024(a)

$9,436	$4,545
42	(956)
790	954

10,268	4,543

(10,025)	(4,763)
N/A	N/A
N/A	N/A
N/A	N/A
N/A	N/A
N/A	N/A
N/A	N/A

0	0
N/A	N/A
N/A	N/A
N/A	N/A
N/A	N/A
N/A	N/A
N/A	N/A

(10,025)	(4,763)

101,841	154,117

102,084	153,897

153,897	0
$255,981	$153,897

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	27

Statements of Cash Flows

Year Ended March 31, 2025
(Amounts in thousands†)	PIMCO Extended Duration Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund	PIMCO Total Return ESG Fund	PIMCO Total Return Fund II

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(13,689)	$74,799	$15,797	$98,253	$34,147

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(1,308,483)	(7,492,457)	(2,156,471)	(9,272,096)	(3,597,811)
Proceeds from sales of long-term securities	1,617,793	9,112,282	2,344,490	9,772,463	3,722,971
(Purchases) Proceeds from sales of short-term portfolio investments, net	22,401	48,473	466	9,170	27,449
(Increase) decrease in deposits with counterparty	3,662	3,644	(103)	(753)	(802)
(Increase) decrease in receivable for investments sold	9,509	718,583	192,430	112,204	(80,162)
(Increase) decrease in interest and/or dividends receivable	1,631	13,955	1,038	567	(253)
(Increase) decrease in dividends receivable from Affiliates	95	369	129	0	162
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	6,566	24,776	5,930	9,312	4,175
Proceeds from (Payments on) over the counter financial derivative instruments	2,681	16,270	1,158	8,651	445
(Increase) decrease in reimbursement receivable from PIMCO	0	0	0	0	(6)
Increase (decrease) in payable for investments purchased	15,770	238,960	393	(477,515)	1,350
Increase (decrease) in deposits from counterparty	0	(2,592)	269	469	1,035
Increase (decrease) in accrued investment advisory fees	(35)	(125)	(51)	(74)	(23)
Increase (decrease) in accrued supervisory and administrative fees	(35)	(128)	(63)	(75)	(25)
Increase (decrease) in accrued distribution fees	0	(1)	4	0	0
Increase (decrease) in accrued servicing fees	0	(1)	0	(1)	0
Proceeds from (Payments on) short sales transactions, net	0	(75,828)	(1)	(13,619)	(46,900)
Proceeds from (Payments on) foreign currency transactions	(163)	(779)	0	(670)	0
Increase (decrease) in foreign capital gains tax payable	0	3	0	1	0
Increase (decrease) in other liabilities	1	0	0	0	0
Net Realized (Gain) Loss
Investments in securities	11,413	161,834	14,328	44,792	1,158
Investments in Affiliates	561	1,376	(99)	0	375
Exchange-traded or centrally cleared financial derivative instruments	3,901	(10,697)	(6,004)	(6,985)	(1,544)
Over the counter financial derivative instruments	(2,787)	(16,570)	(1,275)	(8,453)	(563)
Short sales	0	0	0	1	0
Foreign currency	192	806	0	636	0
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	19,621	(108,353)	4,875	(66,429)	(9,799)
Investments in Affiliates	(608)	(1,639)	1	0	(454)
Exchange-traded or centrally cleared financial derivative instruments	(8,248)	(15,162)	1,870	(1,727)	(2,238)
Over the counter financial derivative instruments	223	3,936	97	2,372	(15)
Foreign currency assets and liabilities	(29)	(27)	0	34	0
Net amortization (accretion) on investments	(23,538)	(16,207)	(3,822)	(438)	(907)

Net Cash Provided by (Used for) Operating Activities	358,405	2,679,500	415,386	210,090	51,765

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	176,155	942,843	357,267	409,500	111,044
Payments on shares redeemed	(294,895)	(1,415,252)	(609,557)	(769,294)	(200,974)
Cash distributions paid*	(7)	(4,181)	(1,221)	(3,634)	(2,269)
Proceeds from reverse repurchase agreements	87,674,730	294,378,788	103,693,200	22,243,986	7,702,511
Payments on reverse repurchase agreements	(87,570,221)	(296,379,247)	(103,742,718)	(22,012,172)	(7,643,612)
Proceeds from sale-buyback transactions	166,170	596,315	146,455	148,347	203,422
Payments on sale-buyback transactions	(509,516)	(799,316)	(258,639)	(226,317)	(221,511)

Net Cash Received from (Used for) Financing Activities	(357,584)	(2,680,050)	(415,213)	(209,584)	(51,389)

Net Increase (Decrease) in Cash and Foreign Currency	821	(550)	173	506	376

Cash and Foreign Currency:

Beginning of year	1,040	5,463	1	3,283	1
End of year	$1,861	$4,913	$174	$3,789	$377

* Reinvestment of distributions	$10,737	$92,662	$30,524	$62,882	$19,766

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the year	$30,810	$83,630	$29,721	$15,574	$6,138

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the year, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

28	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Climate Bond Fund	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.8%

CORPORATE BONDS & NOTES 60.4%

BANKING & FINANCE 33.7%

Acef Holding SCA
0.750% due 06/14/2028	EUR	100	$100

Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032		$160	131

AXA SA
5.625% due 01/16/2054 ~	GBP	100	127

Bank of America Corp.
4.134% due 06/12/2028	EUR	100	112
6.204% due 11/10/2028 •		$200	208

Bank of Ireland Group PLC
5.000% due 07/04/2031 •	EUR	100	116
7.594% due 12/06/2032 ~	GBP	100	135

Banque Federative du Credit Mutuel SA
0.250% due 06/29/2028	EUR	100	100

BNP Paribas SA
4.625% due 02/25/2031 •(c)(d)		$200	173

Boston Properties LP
2.450% due 10/01/2033		100	78
6.500% due 01/15/2034		20	21

British Land Co. PLC
2.375% due 09/14/2029	GBP	100	115

Caja Rural de Navarra SCC
3.000% due 04/26/2027	EUR	100	109

Castellum AB
0.750% due 09/04/2026		100	105

CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund
0.900% due 10/12/2029		100	96

CBRE Services, Inc.
2.500% due 04/01/2031		$100	87

Commerzbank AG
4.125% due 02/20/2037 ~	EUR	200	213

Community Preservation Corp.
2.867% due 02/01/2030		$75	67

Credit Agricole SA
4.375% due 11/27/2033	EUR	200	225

CTP NV
1.250% due 06/21/2029		200	197

Derwent London PLC
1.875% due 11/17/2031	GBP	100	104

Deutsche Bank AG
1.875% due 02/23/2028 ~	EUR	100	106

DNB Bank ASA
4.625% due 11/01/2029 •		100	114

EQT AB
0.875% due 05/14/2031		100	92

Equinix Europe 2 Financing Corp. LLC
3.650% due 09/03/2033		100	106

Equinix, Inc.
1.550% due 03/15/2028		$80	73

ERP Operating LP
1.850% due 08/01/2031		100	85

Erste Group Bank AG
3.250% due 01/14/2033 ~	EUR	100	106

Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
3.125% due 11/09/2031		100	110

European Investment Bank
0.750% due 07/15/2027	AUD	200	116
2.750% due 01/16/2034	EUR	40	43
3.750% due 02/14/2033		$240	234

European Union
3.250% due 02/04/2050	EUR	100	98

Farmers Exchange Capital
5.454% due 10/15/2054 •		$50	45

Ford Motor Credit Co. LLC
5.625% due 10/09/2028	GBP	100	128

Goodman Australia Finance Pty. Ltd.
4.250% due 05/03/2030	EUR	100	111

Grainger PLC
3.375% due 04/24/2028	GBP	100	123

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HAT Holdings LLC
3.750% due 09/15/2030		$125	$111
8.000% due 06/15/2027		35	36

Healthpeak OP LLC
2.125% due 12/01/2028		100	91

Host Hotels & Resorts LP
2.900% due 12/15/2031		50	43
5.700% due 07/01/2034		75	75

Hudson Pacific Properties LP
5.950% due 02/15/2028		25	22

IHG Finance LLC
4.375% due 11/28/2029	EUR	100	113

ING Groep NV
4.875% due 05/16/2029 ~(c)(d)		$200	184

International Bank for Reconstruction & Development
3.875% due 08/28/2034		75	72
4.000% due 08/27/2026		75	75

International Development Association
4.375% due 06/11/2029		100	101

International Finance Corp.
4.900% due 12/05/2034	AUD	200	126

JAB Holdings BV
4.375% due 04/25/2034	EUR	100	110

John Deere Capital Corp.
5.100% due 04/11/2034		$100	101

JPMorgan Chase & Co.
6.070% due 10/22/2027 •		200	205

Kilroy Realty LP
2.500% due 11/15/2032		100	79

Kreditanstalt fuer Wiederaufbau
0.000% due 09/15/2031 (c)	EUR	650	591
2.000% due 11/15/2029		300	317

Lendlease Finance Ltd.
3.400% due 10/27/2027	AUD	80	48

Lloyds Banking Group PLC
3.875% due 05/14/2032 ~	EUR	100	109

Mitsubishi UFJ Financial Group, Inc.
0.848% due 07/19/2029		200	197

Nationale-Nederlanden Bank NV
0.500% due 09/21/2028		100	100
1.875% due 05/17/2032		100	100

NatWest Group PLC
3.673% due 08/05/2031 ~		150	164

NE Property BV
2.000% due 01/20/2030		100	100

Norinchukin Bank
5.430% due 03/09/2028		$200	204

P3 Group SARL
4.000% due 04/19/2032	EUR	100	107

Prologis International Funding SA
0.875% due 07/09/2029		125	123
1.750% due 03/15/2028		125	131

Rayonier LP
2.750% due 05/17/2031		$100	87

Sagax AB
4.375% due 05/29/2030	EUR	100	111

Segro Capital SARL
0.500% due 09/22/2031		100	89

Shinhan Bank Co. Ltd.
3.320% due 01/29/2027		100	110

Standard Chartered PLC
0.800% due 11/17/2029 ~		100	99

Sumitomo Mitsui Financial Group, Inc.
3.318% due 10/07/2031		100	107

Sumitomo Mitsui Trust Bank Ltd.
5.500% due 03/09/2028		$200	205

Svenska Handelsbanken AB
3.250% due 08/27/2031	EUR	200	215

UniCredit Bank Czech Republic & Slovakia AS
3.750% due 06/20/2028		100	111

Vesteda Finance BV
4.000% due 05/07/2032		100	110

VIA Outlets BV
1.750% due 11/15/2028		100	102

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Volkswagen Financial Services AG
3.875% due 09/10/2030	EUR	200	$218

Weyerhaeuser Co.
7.375% due 03/15/2032		$9	10

ZF Finance GmbH
2.000% due 05/06/2027	EUR	100	102

			9,820

INDUSTRIALS 14.9%

Amgen, Inc.
3.000% due 02/22/2029		$100	95

Amprion GmbH
3.625% due 05/21/2031	EUR	100	110
3.875% due 09/07/2028		100	111

AP Moller - Maersk AS
5.875% due 09/14/2033		$66	68

Aptiv Swiss Holdings Ltd.
3.100% due 12/01/2051		50	29
4.250% due 06/11/2036	EUR	100	106

Arcadis NV
4.875% due 02/28/2028		100	113

Autodesk, Inc.
2.400% due 12/15/2031		$50	43

Berkeley Group PLC
2.500% due 08/11/2031	GBP	100	104

Chanel Ceres PLC
1.000% due 07/31/2031	EUR	150	142

Comcast Corp.
4.650% due 02/15/2033		$40	39

Continental Wind LLC
6.000% due 02/28/2033		44	46

Coty, Inc.
4.500% due 05/15/2027	EUR	100	110

Denso Corp.
4.420% due 09/11/2029		$100	99

DSV Finance BV
0.500% due 03/03/2031	EUR	100	93

Flora Food Management BV
6.875% due 07/02/2029		100	110

Ford Motor Co.
6.100% due 08/19/2032		$38	37

Forvia SE
2.375% due 06/15/2029	EUR	100	97

Gap, Inc.
3.625% due 10/01/2029		$50	45

Hanwha Q Cells Americas Holdings Corp.
5.000% due 07/27/2028		200	203

JDE Peet’s NV
2.250% due 09/24/2031		150	126

Kerry Group Financial Services Unltd Co.
3.375% due 03/05/2033	EUR	200	214

Liberty Utilities Finance GP 1
2.050% due 09/15/2030		$200	172

Moody’s Corp.
2.000% due 08/19/2031		100	85
3.100% due 11/29/2061		30	18

MSCI, Inc.
3.625% due 09/01/2030		100	93

Nexans SA
4.250% due 03/11/2030	EUR	100	109

Norsk Hydro ASA
3.625% due 01/23/2032		100	108

NTT Finance Corp.
0.399% due 12/13/2028		100	99

Oberlin College
2.874% due 10/01/2051		$125	76

Owens Corning
5.500% due 06/15/2027		100	102

Pandora AS
3.875% due 05/31/2030	EUR	100	110

PepsiCo, Inc.
3.900% due 07/18/2032		$40	38

PVH Corp.
4.125% due 07/16/2029	EUR	100	110

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	29

Schedule of Investments	PIMCO Climate Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Smurfit Kappa Treasury ULC
0.500% due 09/22/2029	EUR	100	$97
5.438% due 04/03/2034		$100	101

Swisscom Finance BV
3.250% due 09/05/2034	EUR	100	105

Synopsys, Inc.
5.000% due 04/01/2032		$50	50

T-Mobile USA, Inc.
4.950% due 03/15/2028		100	101

Telefonica Emisiones SA
4.183% due 11/21/2033	EUR	100	111

TenneT Holding BV
4.500% due 10/28/2034		100	117

Trane Technologies Financing Ltd.
5.100% due 06/13/2034		$40	40

VF Corp.
2.950% due 04/23/2030		40	34
4.250% due 03/07/2029	EUR	100	107

Vmed O2 U.K. Financing PLC
5.625% due 04/15/2032		100	108

Wabtec Transportation Netherlands BV
1.250% due 12/03/2027		100	104

ZF North America Capital, Inc.
6.875% due 04/14/2028		$10	10

			4,345

UTILITIES 11.8%

AES Corp.
2.450% due 01/15/2031		100	85
5.450% due 06/01/2028		40	41

CenterPoint Energy Houston Electric LLC
5.300% due 04/01/2053		25	24

Duke Energy Progress LLC
5.100% due 03/15/2034		100	101

EDP Servicios Financieros Espana SA
4.375% due 04/04/2032	EUR	200	228

Electricite de France SA
4.750% due 06/17/2044		100	107

Eurogrid GmbH
3.732% due 10/18/2035		100	106

iliad SA
4.250% due 12/15/2029		100	109

MidAmerican Energy Co.
3.650% due 08/01/2048		$150	112
4.250% due 07/15/2049		25	20

Mississippi Power Co.
3.100% due 07/30/2051		50	33

National Grid PLC
3.875% due 01/16/2029	EUR	100	111

New York State Electric & Gas Corp.
5.650% due 08/15/2028		$200	206

NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		100	92

Niagara Mohawk Power Corp.
5.783% due 09/16/2052		40	40

NSTAR Electric Co.
3.100% due 06/01/2051		25	17

Oncor Electric Delivery Co. LLC
3.500% due 05/15/2031	EUR	100	109

Pacific Gas & Electric Co.
6.700% due 04/01/2053		$41	43

Public Service Co. of Colorado
3.200% due 03/01/2050		100	67

Public Service Co. of Oklahoma
2.200% due 08/15/2031		100	85

Public Service Electric & Gas Co.
3.100% due 03/15/2032		100	90
4.650% due 03/15/2033		50	49

Puget Sound Energy, Inc.
5.685% due 06/15/2054		20	20

RWE Finance U.S. LLC
5.875% due 04/16/2034		150	153

Severn Trent Utilities Finance PLC
3.875% due 08/04/2035	EUR	100	107

Solar Star Funding LLC
5.375% due 06/30/2035		$209	212

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern California Edison Co.
2.500% due 06/01/2031		$150	$129
3.450% due 02/01/2052		100	66

Southwestern Public Service Co.
3.150% due 05/01/2050		80	52
3.750% due 06/15/2049		50	37

SSE PLC
4.000% due 09/05/2031	EUR	100	112

TDC Net AS
5.618% due 02/06/2030		100	114

United Utilities Water Finance PLC
3.750% due 05/23/2034		100	106

Verizon Communications, Inc.
1.500% due 09/18/2030		$280	238

Vodafone Group PLC
5.125% due 06/04/2081 •		65	49

Wisconsin Electric Power Co.
4.750% due 09/30/2032		20	20

Wisconsin Power & Light Co.
4.950% due 04/01/2033		132	131

			3,421

Total Corporate Bonds & Notes (Cost $18,103)			17,586

MUNICIPAL BONDS & NOTES 0.7%

FLORIDA 0.3%

State Board of Administration Finance Corp., Florida Revenue Bonds, Series 2020
2.154% due 07/01/2030		110	97

NEW YORK 0.4%

New York City, New York Municipal Water Finance Authority, New York Revenue Bonds, (BABs), Series 2010
5.724% due 06/15/2042		110	113

Total Municipal Bonds & Notes (Cost $273)			210

U.S. GOVERNMENT AGENCIES 6.0%

Uniform Mortgage-Backed Security
4.500% due 02/01/2053 - 07/01/2053		363	348
5.000% due 02/01/2053 - 07/01/2054		1,415	1,391

Total U.S. Government Agencies (Cost $1,717)			1,739

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.431% due 11/10/2032		100	83

JP Morgan Chase Commercial Mortgage Securities Trust
5.484% due 04/15/2038 ~		94	94

Natixis Commercial Mortgage Securities Trust
3.622% due 05/15/2039		100	95

One Bryant Park Trust
2.516% due 09/15/2054		100	89

VASA Trust
5.334% due 07/15/2039 ~		100	97

Total Non-Agency Mortgage-Backed Securities (Cost $501)			458

ASSET-BACKED SECURITIES 2.7%

AUTOMOBILE SEQUENTIAL 0.2%

Hertz Vehicle Financing LLC
5.490% due 06/25/2027		50	50

OTHER ABS 2.5%

GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		67	52
4.000% due 04/20/2049		40	34
4.950% due 07/20/2049		82	75
5.520% due 02/22/2055		42	40

Loanpal Solar Loan Ltd.
2.220% due 03/20/2048		47	37

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mosaic Solar Loan Trust
2.640% due 01/20/2053		$69	$61

Sunnova Hestia I Issuer LLC
5.750% due 12/20/2050		90	91

Sunnova Sol Issuer LLC
2.790% due 02/22/2049		124	110
5.300% due 05/20/2050		89	87

Sunrun Demeter Issuer
2.270% due 01/30/2057		166	145

			732

Total Asset-Backed Securities (Cost $858)			782

SOVEREIGN ISSUES 9.6%

Adif Alta Velocidad
3.500% due 04/30/2032	EUR	100	109

Agence Francaise de Developpement EPIC
3.500% due 02/25/2033		100	109

Australia Government International Bond
4.250% due 06/21/2034	AUD	1,200	745

Canada Government Bond
2.250% due 12/01/2029	CAD	50	34
3.000% due 03/01/2032		100	70

European Union
2.625% due 02/04/2048	EUR	60	54
2.750% due 02/04/2033		135	144

France Government International Bond
3.000% due 06/25/2049		58	53

Ile-de-France Mobilites
3.050% due 02/03/2033		100	106

Japan Government International Bond
2.100% due 09/20/2054	JPY	4,900	30

Kingdom of Belgium Government Bond
2.750% due 04/22/2039	EUR	100	99

Ministeries Van de Vlaamse Gemeenschap
3.250% due 01/12/2043		100	99

Nederlandse Waterschapsbank NV
3.000% due 04/20/2033		100	108

Netherlands Government International Bond
3.250% due 01/15/2044		25	27

Province of Ontario
4.100% due 03/04/2033	CAD	100	73

Regie Autonome des Transports Parisiens EPIC
3.250% due 04/11/2033	EUR	100	107

Republic of Germany
2.300% due 02/15/2033		150	159

SFIL SA
3.125% due 09/17/2029		100	109

Societe Du Grand Paris EPIC
0.300% due 11/25/2031		200	180

Societe Nationale SNCF SA
3.125% due 11/02/2027		100	110

United Kingdom Gilt
0.875% due 07/31/2033	GBP	100	97
1.500% due 07/31/2053		70	41
4.375% due 07/31/2054		136	152

Total Sovereign Issues (Cost $2,835)			2,815

SHORT-TERM INSTRUMENTS 16.8%

U.S. TREASURY BILLS 16.8%
4.308% due 04/10/2025 - 05/01/2025 (a)(b)(g)		$4,900	4,888

Total Short-Term Instruments (Cost $4,889)			4,888

Total Investments in Securities (Cost $29,176)			28,478

Total Investments 97.8% (Cost $29,176)			$28,478

Financial Derivative Instruments (e)(f) (1.1)% (Cost or Premiums, net $64)			(331)

Other Assets and Liabilities, net 3.3%			979

Net Assets 100.0%			$29,126

30	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract June Futures	09/2027	3	$724	$5	$0	$0
3-Month SOFR Active Contract March Futures	06/2027	7	1,690	9	0	0
Canada Government 10-Year Bond June Futures	06/2025	2	173	(1)	0	0
U.S. Treasury 5-Year Note June Futures	06/2025	110	11,897	138	0	(4)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	12	1,370	23	1	(1)
U.S. Treasury Long-Term Bond June Futures	06/2025	2	235	2	1	0

				$176	$2	$(5)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond June Futures	06/2025	3	$(211)	$0	$0	$(2)
Euro-Bund June Futures	06/2025	15	(2,090)	18	0	(8)
U.S. Treasury 2-Year Note June Futures	06/2025	10	(2,072)	(13)	0	0
U.S. Treasury 10-Year Note June Futures	06/2025	6	(667)	(8)	0	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	3	(367)	(8)	0	(1)

				$(11)	$0	$(11)

Total Futures Contracts				$165	$2	$(16)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	400	$(11)	$(1)	$(12)	$2	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		60	7	2	9	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050	$	280	84	47	131	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		400	11	15	26	0	(3)
Pay(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030	EUR	1,900	(27)	11	(16)	4	0
Receive(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		300	25	(1)	24	0	(3)
Pay	CAONREPO	1.000	Semi-Annual	06/16/2026	CAD	500	(25)	17	(8)	0	0

Total Swap Agreements							$64	$90	$154	$6	$(8)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	31

Schedule of Investments	PIMCO Climate Bond Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(2)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$ 0	$ 2	$ 6	$ 8	$ 0	$ (17)	$ (8)	$ (25)

Cash of $366 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin liability of $(1) for closed futures is outstanding at period end.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2025		$22	EUR	20	$0	$0

BPS	04/2025	EUR	8,956		$9,395	0	(289)
	04/2025	GBP	373		472	0	(10)
	04/2025	JPY	1,373		9	0	0
	04/2025		$4	JPY	607	0	0
	05/2025	JPY	605		$4	0	0

BRC	04/2025		$1,168	GBP	901	0	(4)
	05/2025	GBP	901		$1,168	4	0

CBK	04/2025	CAD	8		6	0	0
	04/2025	EUR	15		16	0	0
	04/2025	GBP	518		654	0	(15)
	04/2025		$185	CAD	263	0	(2)
	05/2025	CAD	262		$185	2	0

FAR	04/2025	AUD	1,672		1,054	9	0
	04/2025	EUR	632		664	0	(20)
	04/2025	JPY	1,066		7	0	0
	04/2025		$1,052	AUD	1,672	0	(7)
	04/2025		19	JPY	2,884	0	0
	05/2025	AUD	1,672		$1,052	7	0
	05/2025	JPY	2,874		19	0	0

JPM	04/2025		1,144		8	0	0
	04/2025		$9,840	EUR	9,123	25	0
	05/2025	EUR	9,123		$9,856	0	(25)

MBC	04/2025		1,090		1,186	7	0
	04/2025	GBP	10		13	0	0
	04/2025		$68	EUR	64	2	0
	05/2025		37		34	0	0

MYI	04/2025	CAD	255		$179	2	0
	04/2025		$1,603	EUR	1,486	4	0
	05/2025	EUR	1,486		$1,605	0	(4)

SCX	04/2025		$6	JPY	938	0	0
	05/2025	JPY	934		$6	0	0

UAG	04/2025		1,048		7	0	0

Total Forward Foreign Currency Contracts						$62	$(376)

32	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BPS	$0	$0	$0	$0	$(299)	$0	$0	$(299)	$(299)	$293	$(6)
BRC	4	0	0	4	(4)	0	0	(4)	0	0	0
CBK	2	0	0	2	(17)	0	0	(17)	(15)	0	(15)
FAR	16	0	0	16	(27)	0	0	(27)	(11)	0	(11)
JPM	25	0	0	25	(25)	0	0	(25)	0	0	0
MBC	9	0	0	9	0	0	0	0	9	0	9
MYI	6	0	0	6	(4)	0	0	(4)	2	0	2

Total Over the Counter	$62	$0	$0	$62	$(376)	$0	$0	$(376)

(g)

Securities with an aggregate market value of $293 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2	$2
Swap Agreements	0	0	0	0	6	6

	$0	$0	$0	$0	$8	$8

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$62	$0	$62

	$0	$0	$0	$62	$8	$70

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$17	$17
Swap Agreements	0	0	0	0	8	8

	$0	$0	$0	$0	$25	$25

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$376	$0	$376

	$0	$0	$0	$376	$25	$401

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	33

Schedule of Investments	PIMCO Climate Bond Fund	(Cont.)	March 31, 2025

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(79)	$(79)
Swap Agreements	0	0	0	0	4	4

	$0	$0	$0	$0	$(75)	$(75)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$426	$0	$426

	$0	$0	$0	$426	$(75)	$351

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$174	$174
Swap Agreements	0	0	0	0	54	54

	$0	$0	$0	$0	$228	$228

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(358)	$0	$(358)

	$0	$0	$0	$(358)	$228	$(130)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$9,820	$0	$9,820
Industrials	0	4,345	0	4,345
Utilities	0	3,421	0	3,421
Municipal Bonds & Notes
Florida	0	97	0	97
New York	0	113	0	113
U.S. Government Agencies	0	1,739	0	1,739
Non-Agency Mortgage-Backed Securities	0	458	0	458
Asset-Backed Securities
Automobile Sequential	0	50	0	50
Other ABS	0	732	0	732
Sovereign Issues	0	2,815	0	2,815
Short-Term Instruments
U.S. Treasury Bills	0	4,888	0	4,888

Total Investments	$0	$28,478	$0	$28,478

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$8	$0	$8
Over the counter	0	62	0	62

	$0	$70	$0	$70

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10)	(14)	0	(24)
Over the counter	0	(376)	0	(376)

	$(10)	$(390)	$0	$(400)

Total Financial Derivative Instruments	$(10)	$(320)	$0	$(330)

Totals	$(10)	$28,158	$0	$28,148

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

34	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Dynamic Bond Fund	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 151.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.3%

American Airlines, Inc.
9.305% due 04/20/2028 •		$3,900	$3,984

Carnival Corp.
6.325% due 08/08/2027		1,737	1,736

IRB Holding Corp.
6.825% due 12/15/2027 •		6,253	6,221

Lifepoint Health, Inc.
7.817% due 05/19/2031 ~		2,488	2,401
8.052% due 05/17/2031 ~		5,229	5,083

MI Windows & Doors LLC
7.325% due 03/28/2031 ~		794	782

Project FLASH
TBD% - 6.800% due 01/09/2030 «µ		1,000	988

Quikrete Holdings, Inc.
6.575% due 02/10/2032		1,200	1,188

Republic of Panama
4.103% (EUR006M + 1.750%) due 03/07/2027 «~	EUR	1,900	2,050

SkyMiles IP Ltd.
8.043% due 10/20/2027 •		$337	341

Spa Holdings Oyj
8.311% due 02/04/2028		1,633	1,635

Telecom Serbia
4.004% (EUR003M + 1.350%) due 06/11/2029 «~	EUR	6,000	6,550

The Stepstone Group MidCo 2 GMBH
TBD% due 12/04/2031 ~		4,700	5,069

Total Loan Participations and Assignments (Cost $37,926)			38,028

CORPORATE BONDS & NOTES 17.3%

BANKING & FINANCE 10.3%

ADLER Real Estate GmbH
3.000% due 04/27/2026		200	212

AerCap Ireland Capital DAC
3.300% due 01/30/2032		$3,700	3,280

Air Lease Corp.
2.875% due 01/15/2032		1,000	871

Aircastle Ltd.
5.750% due 10/01/2031		1,900	1,939

Alamo Re Ltd.
15.542% due 06/08/2026 ~		1,800	1,890

American Assets Trust LP
3.375% due 02/01/2031		2,100	1,853

American Tower Corp.
1.875% due 10/15/2030		1,700	1,455
2.100% due 06/15/2030		700	612
3.650% due 03/15/2027		4,500	4,425
4.050% due 03/15/2032		700	661

Armor RE Ltd.
14.542% due 05/07/2031 ~		500	526

Athene Global Funding
3.534% due 02/23/2027 ~	EUR	3,200	3,480

Aviation Capital Group LLC
5.375% due 07/15/2029		$2,000	2,017

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		400	391
2.528% due 11/18/2027		9	8
4.250% due 04/15/2026		1,200	1,194
4.950% due 01/15/2028		3,600	3,586
5.150% due 01/15/2030		2,000	1,984

Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 ~	EUR	2,500	2,948

Banco Santander SA
4.175% due 03/24/2028 •		$5,000	4,951
4.875% due 10/18/2031	EUR	3,500	4,049

Bank of America Corp.
3.384% due 04/02/2026 •		$2,700	2,700
5.202% due 04/25/2029 •		1,700	1,727

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Barclays PLC
2.894% due 11/24/2032 •		$4,400	$3,816
4.337% due 01/10/2028		800	794
4.375% due 01/12/2026		900	899
4.836% due 05/09/2028		350	349
4.972% due 05/16/2029 •		1,900	1,907
7.385% due 11/02/2028 •		1,000	1,063
7.437% due 11/02/2033 •		1,800	2,010

Bayou Re Ltd.
12.782% due 04/30/2031 •		500	531

Blue Owl Finance LLC
3.125% due 06/10/2031		1,900	1,669

BNP Paribas SA
1.904% due 09/30/2028 •		3,200	2,981
2.159% due 09/15/2029 •		6,400	5,853
2.871% due 04/19/2032 •		4,200	3,694

BPCE SA
6.612% due 10/19/2027 •		7,800	8,013

Cape Lookout Re Ltd.
11.192% due 03/13/2032 •		1,400	1,400
12.282% due 04/05/2027 •		2,300	2,364

Capital One Financial Corp.
6.183% due 01/30/2036 ~		3,700	3,693

Cooperatieve Rabobank UA
5.500% due 10/05/2026		1,900	1,934

Credit Suisse AG AT1 Claim		8,700	1,044

CTP NV
0.625% due 09/27/2026	EUR	1,000	1,047

Deutsche Bank AG
1.625% due 01/20/2027		1,000	1,060
1.750% due 11/19/2030 ~		600	598
2.129% due 11/24/2026 •		$1,000	982
3.547% due 09/18/2031 •		5,600	5,152
3.729% due 01/14/2032 •		1,700	1,529
5.882% due 07/08/2031 •		1,700	1,716
6.119% due 07/14/2026 •		11,700	11,739

Equinix, Inc.
0.250% due 03/15/2027	EUR	1,400	1,441
3.900% due 04/15/2032		$3,000	2,798

Everglades Re Ltd.
14.792% due 05/13/2031 •		400	422
15.792% due 05/13/2031 •		400	422
17.042% due 05/13/2027 •		400	420

Extra Space Storage LP
2.350% due 03/15/2032		1,300	1,088

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		2,900	2,862

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		2,500	2,470
5.125% due 06/16/2025		200	200
5.918% due 03/20/2028		1,600	1,608

Goldman Sachs Group, Inc.
2.640% due 02/24/2028 •		4,100	3,959
3.615% due 03/15/2028 •		4,600	4,516
3.691% due 06/05/2028 •		16,100	15,795
5.798% due 08/10/2026 •		2,100	2,109

Greengrove RE Ltd.
12.042% due 04/08/2032 •		600	602

Hardwood Funding LLC
4.980% due 06/07/2028 «(b)(l)		1,300	1,305
5.210% due 06/07/2032 «(b)(l)		2,400	2,417
5.360% due 06/07/2035 «(b)(l)		600	603

Host Hotels & Resorts LP
5.500% due 04/15/2035		2,000	1,961

HSBC Holdings PLC
5.875% due 09/28/2026 ~(i)(j)	GBP	6,200	7,968

ING Groep NV
4.017% due 03/28/2028 •		$3,500	3,462

Intercontinental Exchange, Inc.
1.850% due 09/15/2032		1,400	1,139

Intesa Sanpaolo SpA
7.750% due 01/11/2027 ~(i)(j)	EUR	1,700	1,941

JPMorgan Chase & Co.
2.947% due 02/24/2028 •		$8,200	7,968
2.963% due 01/25/2033 •		9,200	8,124
4.005% due 04/23/2029 •		500	492

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Bank NA
5.110% due 12/08/2026		$1,050	$1,064

KKR Group Finance Co. LLC
4.850% due 05/17/2032		1,000	984

Lazard Group LLC
6.000% due 03/15/2031		1,900	1,975

Lloyds Banking Group PLC
3.500% due 04/01/2026 ~	EUR	2,400	2,595
3.750% due 03/18/2028 •		$1,900	1,868
4.947% due 06/27/2025 ~(i)(j)	EUR	1,000	1,083

Longleaf Pine Re Ltd.
21.792% due 05/27/2031 ~		$600	636

Mitsubishi UFJ Financial Group, Inc.
2.559% due 02/25/2030		1,000	906

Mizuho Financial Group, Inc.
3.261% due 05/22/2030 •		3,800	3,580

Morgan Stanley
4.431% due 01/23/2030 ~		1,400	1,383

Nationwide Building Society
4.302% due 03/08/2029 •		13,500	13,316

Nature Coast Re Ltd.
14.032% (T-BILL 3MO + 9.750%) due 04/10/2029 ~(b)		800	800

NatWest Group PLC
4.892% due 05/18/2029 •		2,200	2,205
5.125% due 05/12/2027 ~(i)(j)	GBP	1,700	2,115
7.472% due 11/10/2026 •		$10,000	10,166
8.000% due 08/10/2025 •(i)(j)		900	905

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		1,100	1,045
2.450% due 09/15/2028		600	541

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (g)		4,800	3,385

Polestar Re Ltd.
14.792% due 01/07/2028 •		500	517
17.542% due 01/07/2027 •		2,300	2,380

Purple Re Ltd.
13.282% due 06/07/2027 •		700	740

RLJ Lodging Trust LP
4.000% due 09/15/2029		1,100	988

Santander Holdings USA, Inc.
3.244% due 10/05/2026		2,400	2,346

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		650	633

Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	1,900	2,006

SMBC Aviation Capital Finance DAC
2.300% due 06/15/2028		$2,000	1,853

Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031		4,800	4,100

Torrey Pines Re Ltd.
10.282% due 06/07/2032 •		600	627
11.532% due 06/07/2027 •		400	420

UBS Group AG
3.091% due 05/14/2032 •		3,250	2,894
4.194% due 04/01/2031 •		3,000	2,893
4.375% due 02/10/2031 •(i)(j)		400	344
6.327% due 12/22/2027 •		5,700	5,855
6.373% due 07/15/2026 •		1,200	1,205

Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK)
15.000% due 12/31/2044 ^(c)(d)		2,431	48

Ursa Re Ltd.
11.782% due 02/22/2028 ~		1,400	1,416

Veraison Re Ltd.
9.292% due 03/08/2033 ~		300	301

Vitality Re Ltd.
6.042% due 01/08/2030 ~		300	300
8.032% due 01/08/2030 ~		300	301

Wells Fargo & Co.
3.526% due 03/24/2028 •		9,700	9,507
3.584% due 05/22/2028 •		4,950	4,847

Weyerhaeuser Co.
4.000% due 04/15/2030		5,100	4,916

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	35

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Winston RE Ltd.
10.792% due 02/21/2028 ~		$250	$250

			294,927

INDUSTRIALS 5.2%

Air Canada
4.625% due 08/15/2029	CAD	800	550

Altice France Holding SA
4.000% due 02/15/2028	EUR	2,200	723

Altice France SA
4.250% due 10/15/2029		2,700	2,337
5.500% due 10/15/2029		$2,800	2,223

American Airlines Pass-Through Trust
3.150% due 08/15/2033		364	335
3.350% due 04/15/2031		1,426	1,355
3.375% due 11/01/2028		210	204
3.575% due 07/15/2029		477	461
3.650% due 02/15/2029		615	594
3.700% due 04/01/2028		1,062	1,042

American Airlines, Inc.
5.500% due 04/20/2026		792	790
5.750% due 04/20/2029		500	490

Ashtead Capital, Inc.
5.800% due 04/15/2034		1,000	1,006
5.950% due 10/15/2033		700	710

Bayer U.S. Finance LLC
4.250% due 12/15/2025		2,200	2,190
4.375% due 12/15/2028		600	585
6.375% due 11/21/2030		1,900	1,990

BCP Modular Services Finance PLC
4.750% due 11/30/2028	EUR	6,000	6,301

Booz Allen Hamilton, Inc.
5.950% due 08/04/2033		$1,000	998

Broadcom, Inc.
4.000% due 04/15/2029		3,100	3,027
4.150% due 04/15/2032		3,100	2,942

Centene Corp.
4.250% due 12/15/2027		1,700	1,660

Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		9,500	9,582

Community Health Systems, Inc.
5.625% due 03/15/2027		525	502

Constellation Brands, Inc.
4.350% due 05/09/2027		3,300	3,287
4.750% due 05/09/2032		300	293

Coty, Inc.
3.875% due 04/15/2026	EUR	3,500	3,785
4.750% due 01/15/2029		$7,200	6,976

Delta Air Lines, Inc.
4.500% due 10/20/2025		325	324
7.000% due 05/01/2025		700	701
7.375% due 01/15/2026		6,900	7,025

Eni SpA
5.500% due 05/15/2034		1,900	1,916

Exela Intermediate LLC (11.500% Cash)
11.500% due 04/15/2026 (c)		845	125

Expand Energy Corp.
5.875% due 02/01/2029		300	300

FactSet Research Systems, Inc.
2.900% due 03/01/2027		1,200	1,163
3.450% due 03/01/2032		2,200	1,982

Flora Food Management BV
6.875% due 07/02/2029	EUR	4,500	4,951

Ford Motor Co.
3.250% due 02/12/2032		$1,900	1,567

Frontier Communications Holdings LLC
8.750% due 05/15/2030		4,000	4,217

Global Payments, Inc.
2.900% due 11/15/2031		500	438

Haleon U.S. Capital LLC
3.375% due 03/24/2027		3,000	2,941

Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029		6,500	6,068

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

INEOS Finance PLC
5.625% due 08/15/2030	EUR	1,500	$1,623

INEOS Styrolution Group GmbH
2.250% due 01/16/2027		2,450	2,550

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		$1,617	1,540

JetBlue Pass-Through Trust
4.000% due 05/15/2034		369	347

Las Vegas Sands Corp.
6.200% due 08/15/2034		1,900	1,907

Marriott International, Inc.
2.750% due 10/15/2033		1,700	1,412

Mileage Plus Holdings LLC
6.500% due 06/20/2027		2,025	2,035

MSCI, Inc.
3.250% due 08/15/2033		500	432

Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	300	322
3.522% due 09/17/2025		$700	693
4.345% due 09/17/2027		5,200	5,059
4.810% due 09/17/2030		1,100	1,045

NXP BV
4.400% due 06/01/2027		1,800	1,795

Petroleos Mexicanos
5.950% due 01/28/2031		2,200	1,864
10.000% due 02/07/2033		2,300	2,398

Prosus NV
1.207% due 01/19/2026	EUR	600	640
3.061% due 07/13/2031		$1,800	1,553
3.680% due 01/21/2030		1,500	1,386

Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		1,423	1,430

Sands China Ltd.
5.400% due 08/08/2028		1,500	1,503

Standard Industries, Inc.
2.250% due 11/21/2026	EUR	2,600	2,737

T-Mobile USA, Inc.
2.250% due 11/15/2031		$1,400	1,190
3.875% due 04/15/2030		2,100	2,014

TD SYNNEX Corp.
2.375% due 08/09/2028		1,300	1,201

Thames Water Utilities Finance PLC
4.375% due 01/18/2031	EUR	2,000	1,600
6.500% due 02/09/2032	GBP	400	388

Thames Water Utilities Ltd.
0.000% due 03/22/2027 (g)		16	16

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		$190	189

Unigel Luxembourg SA (11.000% Cash or 12.000% PIK)
11.000% due 12/31/2028 ^(c)(d)		2,819	1,170

Unigel Luxembourg SA (13.500% Cash or 15.000% PIK)
13.500% due 12/31/2027 ^(c)(d)		1,324	1,206

United Airlines Pass-Through Trust
2.700% due 11/01/2033		391	348
5.875% due 04/15/2029		2,174	2,216

United Airlines, Inc.
4.375% due 04/15/2026		300	295
4.625% due 04/15/2029		1,600	1,515

Venture Global LNG, Inc.
8.125% due 06/01/2028		400	409
8.375% due 06/01/2031		500	507

Virgin Media Secured Finance PLC
5.250% due 05/15/2029	GBP	3,700	4,458

Volkswagen Group of America Finance LLC
4.950% due 03/25/2027		$3,300	3,306

Wynn Las Vegas LLC
5.250% due 05/15/2027		600	594

Wynn Macau Ltd.
5.500% due 01/15/2026		300	298

Wynn Resorts Finance LLC
5.125% due 10/01/2029		200	192

Zimmer Biomet Holdings, Inc.
1.164% due 11/15/2027	EUR	1,700	1,762

			149,801

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 1.8%

AT&T, Inc.
4.300% due 02/15/2030		$105	$103

Boston Gas Co.
3.757% due 03/16/2032		1,900	1,731

BP Capital Markets BV
3.360% due 09/12/2031	EUR	4,100	4,413

EPH Financing International AS
6.651% due 11/13/2028		2,850	3,324

Georgia Power Co.
4.700% due 05/15/2032		$6,900	6,823

ONEOK, Inc.
6.050% due 09/01/2033		1,800	1,875

Pacific Gas & Electric Co.
3.000% due 06/15/2028		2,600	2,445
3.150% due 01/01/2026		1,500	1,481
3.250% due 06/01/2031		2,800	2,493
3.300% due 12/01/2027		1,000	960
3.450% due 07/01/2025		300	299
3.500% due 06/15/2025		200	199
3.950% due 12/01/2047		600	439
4.200% due 03/01/2029		5,500	5,323
4.300% due 03/15/2045		700	548
4.400% due 03/01/2032		1,100	1,030
4.450% due 04/15/2042		400	328
4.500% due 07/01/2040		200	170
4.550% due 07/01/2030		1,000	968

Southern California Edison Co.
4.700% due 06/01/2027		3,100	3,098

Southern California Gas Co.
2.950% due 04/15/2027		5,900	5,730

Sprint LLC
7.625% due 03/01/2026		6,600	6,705

System Energy Resources, Inc.
2.140% due 12/09/2025		700	687

			51,172

Total Corporate Bonds & Notes (Cost $512,980)			495,900

CONVERTIBLE BONDS & NOTES 0.3%

INDUSTRIALS 0.3%

Southwest Airlines Co.
1.250% due 05/01/2025		7,500	7,500

Total Convertible Bonds & Notes (Cost $7,500)			7,500

MUNICIPAL BONDS & NOTES 0.3%

CALIFORNIA 0.1%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036		2,500	2,072

ILLINOIS 0.0%

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035		864	938

WEST VIRGINIA 0.2%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (g)		34,905	3,289

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
1.820% due 06/01/2026		200	194
3.401% due 06/01/2034		400	341
3.501% due 06/01/2035		400	336

			4,160

Total Municipal Bonds & Notes (Cost $8,890)			7,170

36	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 71.2%

Fannie Mae
1.326% due 07/25/2043 •(a)	$4,973	$681
1.543% due 11/25/2046 ~(a)	3,844	117
1.584% due 12/25/2042 ~(a)	7,375	396
1.646% due 06/25/2047 •(a)	326	42
1.746% due 06/25/2048 •(a)	5,776	688
2.000% due 07/25/2052 (a)	10,419	1,333
2.040% due 06/25/2050 ~(a)	6,491	395
2.046% due 01/25/2042 •(a)	3,788	498
3.000% due 03/25/2050 - 01/25/2052 (a)	22,016	3,946
3.500% due 11/25/2051 (a)	29,913	5,555
4.392% due 08/01/2028 •	1	0
4.485% due 05/01/2036 •	1	1
4.500% due 09/25/2053 (a)	10,779	2,402
4.526% due 12/25/2036 •	14	14
4.586% due 03/25/2034 •	5	5
4.596% due 03/25/2036 •	5	5
4.616% due 08/25/2034 •	1	1
4.804% due 03/25/2037 - 05/25/2042 •	34	34
4.912% due 10/18/2030 •	1	1
4.955% due 12/01/2036 •	1	1
5.000% due 01/25/2035	2	2
5.000% due 06/25/2041 - 08/25/2053 (a)	4,913	1,187
5.012% due 04/18/2032 •	8	8
5.110% due 01/25/2032 þ	1	1
5.738% due 02/25/2033 þ	42	42
5.750% due 08/25/2033	18	18
5.886% due 08/01/2042 - 10/01/2044 •	62	62
6.000% due 01/25/2033 - 07/25/2044	63	66
6.010% due 12/01/2034 •	5	5
6.089% due 10/25/2031 þ	3	3
6.420% due 12/01/2034 •	5	5
6.425% due 01/01/2036 - 03/01/2036 •	61	62
6.625% due 02/01/2036 •	21	22
6.803% due 05/25/2035 ~	3	3
6.941% due 09/01/2031 •	3	3
7.014% due 05/01/2036 •	19	19
7.041% due 11/01/2034 •	43	45
7.046% due 09/01/2039 •	7	7
7.250% due 08/01/2029 •	1	1
7.451% due 09/01/2034 •	2	2
7.500% due 06/25/2032	8	8

Freddie Mac
1.500% due 02/25/2036 (a)	12,801	548
1.546% due 04/25/2048 - 11/25/2049 •(a)	17,733	2,268
1.669% due 03/15/2050 ~(a)	21,191	955
2.000% due 01/25/2051 - 06/25/2052 (a)	36,124	4,324
2.500% due 01/25/2052 (a)	15,092	2,325
3.000% due 12/15/2047 - 04/25/2053 (a)	55,500	9,058
3.500% due 06/15/2049 - 07/25/2051 (a)	20,240	3,864
4.000% due 07/01/2047	57	54
4.000% due 06/15/2049 (a)	4,577	838
4.359% due 07/25/2033 ~	1	1
4.500% due 03/15/2032 (a)	567	50
4.793% due 08/15/2040 •	411	406
4.813% due 12/15/2029 •	12	11
5.000% due 02/15/2048 - 06/25/2053 (a)	23,271	5,392
5.500% due 09/15/2039	17	18
6.000% due 05/15/2035	36	37
6.035% due 07/25/2044 •	574	553
6.348% due 12/01/2032 •	1	1
6.500% due 10/25/2043	32	32
6.555% due 09/25/2029 ~	12	12
7.000% due 07/25/2043	22	24
7.002% due 11/25/2030 þ	1	1
7.068% due 09/01/2035 •	2	2
7.276% due 03/01/2036 •	6	6
7.481% due 08/01/2035 •	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 08/15/2030 - 03/25/2044	$37	$40
8.610% due 12/25/2030 þ	65	61

Ginnie Mae
1.616% due 08/20/2049 - 09/20/2049 •(a)	11,811	1,411
4.625% due 07/20/2025 - 07/20/2030 •	11	10
4.734% due 05/20/2037 •	188	188
4.750% due 10/20/2027 - 10/20/2029 •	4	4
4.875% due 04/20/2030 •	3	3
5.000% due 07/20/2026 - 10/20/2027 •	2	1
5.000% due 03/15/2039 - 05/15/2039	418	422
5.500% due 10/15/2034 - 03/15/2035	30	31
6.000% due 06/20/2038	9	9
8.000% due 03/20/2030	3	3

Ginnie Mae, TBA
2.500% due 04/01/2055	4,400	3,753

U.S. Small Business Administration
4.760% due 09/01/2025	2	2
5.600% due 09/01/2028	24	25
6.220% due 12/01/2028	24	24

Uniform Mortgage-Backed Security
3.000% due 03/01/2050	63,734	56,052
3.500% due 10/01/2040 - 06/01/2048	5,811	5,344
4.000% due 05/01/2047 - 04/01/2048	8,002	7,558
6.500% due 06/01/2036 - 08/01/2038	485	508

Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055	63,300	54,853
3.500% due 06/01/2055	48,700	43,876
4.000% due 05/01/2055	106,200	98,811
4.500% due 06/01/2055	114,400	109,339
5.000% due 05/01/2055	813,700	796,863
5.500% due 04/01/2055 - 05/01/2055	158,200	157,899
6.000% due 05/01/2055 - 06/01/2055	562,000	569,941
6.500% due 06/01/2055	86,000	88,535

Total U.S. Government Agencies (Cost $2,064,173)		2,044,033

U.S. TREASURY OBLIGATIONS 11.0%

U.S. Treasury Bonds
2.375% due 02/15/2042 (r)	12,200	9,059
2.500% due 02/15/2045	20	14

U.S. Treasury Inflation Protected Securities (h)
0.375% due 07/15/2025 (p)	1,071	1,073
0.625% due 07/15/2032 (p)	54,109	50,534
1.125% due 01/15/2033 (p)	49,473	47,416
1.375% due 07/15/2033	20,079	19,593
1.750% due 01/15/2034	11,675	11,660
1.875% due 07/15/2034	58,403	58,965

U.S. Treasury Notes
2.500% due 03/31/2027 (p)(r)	6,300	6,133
4.250% due 11/15/2034	112,200	112,551

Total U.S. Treasury Obligations (Cost $312,350)		316,998

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%

Adjustable Rate Mortgage Trust
4.695% due 03/25/2036 •	182	107
5.538% due 10/25/2035 •	67	62
5.837% due 09/25/2035 ~	2	2

American Home Mortgage Assets Trust
4.625% due 05/25/2046 ~	214	184
5.555% due 11/25/2046 ~	8,120	2,023
5.605% due 10/25/2046 •	99	83

BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042 «•	5,170	3,931

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Funding Trust
3.512% due 10/20/2046 ~	$600	$511
4.483% due 06/20/2037 ~	42	36
4.754% due 02/20/2047 •	720	688
4.814% due 10/20/2036 ~	226	174
4.855% due 04/25/2037 •	195	162
4.994% due 06/20/2047 •	601	478
5.235% due 05/25/2037 ~	130	111
5.500% due 09/25/2034	313	299
5.806% due 03/25/2037 ~	4	4
5.878% due 10/25/2036 ~	125	113
6.000% due 08/25/2037	351	286

Banc of America Mortgage Trust
5.916% due 02/25/2034 ~	17	17
6.411% due 05/25/2034 ~	33	32

BCAP LLC Trust
0.000% due 02/26/2036 ~	259	2
5.250% due 02/26/2036 •	1,333	533
5.250% due 06/26/2037	238	209
24.311% due 04/26/2037 ~	176	72

Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 ~	11	9
3.250% due 02/25/2033 •	1	1
4.000% due 05/25/2034 ~	3	3
5.416% due 08/25/2035 •	20	19
6.351% due 11/25/2034 •	1	1
6.449% due 04/25/2034 •	16	16
6.948% due 01/25/2034 •	93	93
7.010% due 05/25/2034 ~	10	9
7.195% due 11/25/2034 •	36	34

Bear Stearns ALT-A Trust
4.346% due 11/25/2036 •	313	144
4.488% due 03/25/2036 ~	156	127
4.755% due 08/25/2036 ~	782	666
4.770% due 08/25/2036 •	9	6
4.775% due 08/25/2036 •	330	295
4.821% due 03/25/2036 •	657	384
4.835% due 02/25/2034 ~	29	26
4.875% due 04/25/2036 •	852	754
4.941% due 11/25/2035 ~	53	41
5.449% due 01/25/2036 ~	349	331
5.564% due 05/25/2035 •	639	610

Bear Stearns Asset-Backed Securities Trust
5.750% due 11/25/2034 þ	441	388

Bear Stearns Mortgage Funding Trust
4.815% due 01/25/2037 ~	1,057	1,019

Chase Mortgage Finance Trust
6.681% due 06/25/2035 •	12	12
6.694% due 02/25/2037 •	8	8

ChaseFlex Trust
5.035% due 07/25/2037 •	343	297
6.000% due 02/25/2037	560	193

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.270% due 08/25/2037 þ	1,187	948

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.665% due 05/25/2036 •	322	306

Citicorp Mortgage Securities Trust
6.000% due 09/25/2037	64	65

Citigroup Global Markets Mortgage Securities
4.935% due 05/25/2032 ~	34	33

Citigroup Mortgage Loan Trust
5.078% due 11/25/2036 •	204	179
6.210% due 08/25/2035 •	123	116
6.310% due 11/25/2035 ~	125	125
6.743% due 02/25/2034 •	5	5
6.830% due 09/25/2035 •	14	14
7.878% due 09/25/2037 •	50	49

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	265	230

Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036	363	204

Countrywide Alternative Loan Trust
4.149% due 10/25/2035 •	220	182
4.440% due 06/25/2037 •	36	34
4.675% due 06/25/2036 •	425	397

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	37

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.715% due 04/25/2047 ~		$1,715	$1,572
4.785% due 05/25/2036 •		900	350
4.785% due 05/25/2037 ~		33	10
4.805% due 02/25/2037 •		6,946	2,032
4.815% due 09/25/2046 •		43	41
4.835% due 05/25/2036 •		847	656
4.835% due 06/25/2037 •		10	9
4.885% due 09/25/2035 •		2,017	1,231
4.894% due 07/20/2035 •		13	13
4.935% due 12/25/2035 •		2,009	806
4.935% due 05/25/2037 •		798	256
4.935% due 09/25/2046 •		814	654
4.995% due 12/25/2035 •		223	201
5.074% due 11/20/2035 •		1,303	1,173
5.135% due 05/25/2036 •		1,001	418
5.145% due 07/25/2036 •		799	276
5.185% due 08/25/2035 •		39	32
5.235% due 12/25/2035 •		254	216
5.250% due 06/25/2035		9	7
5.335% due 12/25/2036 •		4,026	1,309
5.500% due 04/25/2035		241	200
5.500% due 10/25/2035		185	98
5.500% due 11/25/2035		1,160	641
5.500% due 12/25/2035		162	82
5.500% due 01/25/2036		173	96
5.500% due 03/25/2036		38	17
5.750% due 07/25/2035		1,217	758
6.000% due 04/25/2036		553	248
6.000% due 01/25/2037		644	324
6.000% due 02/25/2037		1,991	798
6.000% due 03/25/2037		667	236
6.000% due 08/25/2037		473	226
6.115% due 01/25/2036 •		418	395
6.250% due 11/25/2036		309	229
6.500% due 09/25/2037		1,060	392

Countrywide Home Loan Mortgage Pass-Through Trust
4.330% due 03/25/2037 •		43	37
4.856% due 09/25/2034 ~		7	7
5.075% due 03/25/2035 ~		68	66
5.095% due 02/25/2035 ~		30	28
5.160% due 11/25/2034 •		19	18
5.175% due 02/25/2035 ~		488	447
5.195% due 09/25/2034 •		1	1
5.448% due 07/25/2034 •		53	51
5.500% due 11/25/2035		43	22
5.500% due 07/25/2037		395	163
5.750% due 07/25/2037		1,485	702
5.750% due 08/25/2037		5,996	3,028
6.000% due 02/25/2036		308	113
6.000% due 03/25/2036		3	1
6.216% due 12/25/2033 ~		8	8
6.248% due 02/20/2036 •		397	367
6.662% due 02/20/2036 •		76	66

Countrywide Home Loan Reperforming REMIC Trust
4.775% due 06/25/2035 ~		344	330
4.835% due 11/25/2034 •		8	8

Credit Suisse First Boston Mortgage Securities Corp.
5.083% due 03/25/2032 •		26	25
6.000% due 01/25/2036		644	399

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
7.000% due 02/25/2034		27	27

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.431% due 11/10/2032		1,200	989
4.485% due 07/27/2037 ~		1,215	1,111
6.250% due 08/25/2036		288	107
7.000% due 08/25/2037 •		793	383

DBGS Mortgage Trust
5.829% due 10/15/2036 •		1,000	993

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.635% due 08/25/2037 ~		50	39
4.675% due 08/25/2036 •		1,037	939
4.735% due 04/25/2037 •		279	195

Downey Savings & Loan Association Mortgage Loan Trust
4.951% due 08/19/2045 ~		7	6
5.555% due 03/19/2046 •		256	221

EMF-NL Prime BV
3.548% due 04/17/2041 •	EUR	565	604

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Eurosail PLC
2.961% due 06/10/2044 •	EUR	6,218	$6,643

Extended Stay America Trust
5.513% due 07/15/2038 ~		$10,480	10,478

First Horizon Alternative Mortgage Securities Trust
4.400% due 01/25/2036 •		2,019	1,003
4.655% due 03/25/2035 •		15	8
5.292% due 06/25/2036 •		178	143
5.342% due 04/25/2036 •		143	120

First Horizon Mortgage Pass-Through Trust
6.739% due 08/25/2035 •		74	54

GreenPoint Mortgage Funding Trust
4.875% due 06/25/2045 ~		3	3
4.975% due 11/25/2045 ~		31	29

GreenPoint Mortgage Funding Trust Pass-Through Certificates
7.394% due 10/25/2033 •		6	6

Grifonas Finance PLC
2.669% due 08/28/2039 •	EUR	217	230

GSMPS Mortgage Loan Trust
4.785% due 03/25/2035 •		$27	25

GSR Mortgage Loan Trust
5.432% due 06/25/2034 •		22	21
5.750% due 03/25/2036		132	117
5.750% due 01/25/2037		319	191
5.880% due 03/25/2033 •		1	1
6.000% due 02/25/2036		1,103	437
6.000% due 03/25/2037		629	317
6.000% due 05/25/2037		171	126
6.500% due 09/25/2036		321	149

HarborView Mortgage Loan Trust
4.611% due 11/19/2036 •		72	63
4.611% due 11/19/2046 •		19	14
4.794% due 06/19/2045 ~		2,341	1,083
4.911% due 06/19/2035 ~		15	14
4.931% due 01/19/2036 •		817	533
4.991% due 02/19/2036 ~		577	259
5.051% due 11/19/2035 ~		242	159
5.251% due 11/19/2034 •		235	215
5.931% due 10/19/2035 ~		313	229
6.032% due 04/19/2034 •		3	3

HomeBanc Mortgage Trust
4.726% due 04/25/2037 •		3,828	3,454

Impac CMB Trust
5.095% due 03/25/2035 ~		38	34

Impac Secured Assets Trust
5.135% due 05/25/2036 •		29	27

Impact Funding LLC
5.314% due 01/25/2051		11	11

IndyMac IMSC Mortgage Loan Trust
4.039% due 06/25/2037 •		444	274

IndyMac INDA Mortgage Loan Trust
4.369% due 12/25/2036 •		17	13
5.653% due 01/25/2036 ~		305	289

IndyMac INDX Mortgage Loan Trust
3.600% due 01/25/2036 ~		190	171
4.152% due 06/25/2036 •		409	358
4.720% due 12/25/2034 ~		158	149
4.755% due 04/25/2037 •		215	189
4.815% due 09/25/2046 •		15	14
4.835% due 11/25/2046 •		235	224
4.935% due 02/25/2037 •		1,094	724
5.333% due 10/25/2034 ~		516	495

JP Morgan Alternative Loan Trust
4.715% due 03/25/2037 ~		347	297
4.795% due 06/25/2037 •		3,733	1,922
4.890% due 05/25/2037 •		552	490
4.938% due 06/27/2037 ~		172	106
5.500% due 11/25/2036 ~		1	0
5.843% due 05/26/2037 •		2,311	1,791
6.810% due 08/25/2036 þ		533	519

JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033		1,300	1,223
4.916% due 04/15/2037 •		976	958

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Mortgage Trust
5.203% due 11/25/2035 •	$130	$103
5.590% due 07/25/2035 •	8	8
5.676% due 11/25/2033 ~	2	2
5.740% due 04/25/2036 •	80	69
5.750% due 01/25/2036	771	336
5.753% due 04/25/2037 •	17	13
6.000% due 08/25/2037	9	4
6.250% due 07/25/2036	1,234	379
6.500% due 01/25/2036	408	208
6.500% due 08/25/2036	1,412	443
7.365% due 05/25/2034 ~	26	26

Lehman XS Trust
4.835% due 08/25/2046 •	863	826

MASTR Adjustable Rate Mortgages Trust
5.035% due 05/25/2047 •	1	1
6.221% due 05/25/2034 ~	36	35
6.370% due 11/21/2034 •	11	10

MASTR Seasoned Securitization Trust
6.096% due 10/25/2032 ~	3	3

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.134% due 11/15/2031 •	14	14

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.874% due 12/15/2030 ~	29	28

Merrill Lynch Mortgage Investors Trust
0.229% due 11/25/2029 ~(a)	382	1
4.456% due 03/25/2036 ~	598	293
5.793% due 02/25/2036 •	274	270
6.293% due 02/25/2033 ~	5	5
6.971% due 05/25/2033 ~	1	1

Morgan Stanley Mortgage Loan Trust
3.647% due 07/25/2035 •	70	62
3.932% due 12/25/2037 ~	933	600
4.518% due 08/25/2034 •	28	27
4.695% due 03/25/2036 •	184	122
5.551% due 07/25/2035 •	48	39
6.283% due 06/25/2036 •	11	11
6.622% due 08/25/2034 ~	3	3
6.625% due 06/25/2036 ~	282	270

NAAC Reperforming Loan REMIC Trust
6.500% due 02/25/2035	340	292

Natixis Commercial Mortgage Securities Trust
3.796% due 11/15/2032 ~	903	857
3.858% due 04/10/2037	330	286

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 •	5,327	5,109
2.750% due 11/25/2059 •	8,581	8,197

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.416% due 10/25/2035 ~	201	178
5.275% due 06/25/2037 •	3,013	2,506

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.195% due 12/25/2035 ~	1,446	1,425

Prime Mortgage Trust
4.835% due 02/25/2034 •	1	1

RBSGC Mortgage Pass-Through Loan Trust
5.500% due 11/25/2035 ~	1,434	1,203

RBSSP Resecuritization Trust
4.674% due 06/27/2036 •	4,896	4,427
4.674% due 08/27/2037 •	174	171

Residential Accredit Loans, Inc. Trust
4.085% due 12/26/2034 ~	143	49
4.685% due 02/25/2036 •	125	81
4.795% due 05/25/2036 ~	668	607
4.805% due 12/25/2036 •	47	41
4.835% due 11/25/2036 •	158	113
4.929% due 02/25/2035 ~	440	390
4.935% due 08/25/2037 ~	33	31
5.213% due 01/25/2036 •	1,061	718
5.235% due 10/25/2045 ~	108	78
6.000% due 06/25/2036	142	115
6.202% due 09/25/2037 •	6,137	4,078
6.500% due 09/25/2037	184	152

38	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securitization Trust
4.835% due 01/25/2046 ~		$1,468	$415
4.885% due 02/25/2034 ~		44	41
5.500% due 09/25/2035		81	38
5.500% due 12/25/2035		226	103
5.750% due 02/25/2036		784	289
6.000% due 07/25/2036		328	163
6.000% due 07/25/2037		1,358	506

Residential Funding Mortgage Securities, Inc. Trust
0.000% due 09/25/2036 ~		7	0
5.552% due 02/25/2036 •		183	174
6.000% due 10/25/2036		247	198
6.500% due 03/25/2032		7	7

RMAC Securities PLC
4.730% due 06/12/2044 •	GBP	376	474

Sequoia Mortgage Trust
3.575% due 09/20/2046 •		$32	21

STRIPs Ltd.
5.000% due 03/27/2049		239	4

Structured Adjustable Rate Mortgage Loan Trust
4.117% due 04/25/2036 ~		264	140
4.603% due 10/25/2036 ~		265	130
4.607% due 09/25/2036 •		163	111
4.755% due 10/25/2035 •		1,815	1,719
4.809% due 01/25/2035 ~		46	44
4.875% due 06/25/2037 •		865	786
5.428% due 03/25/2034 •		4	4
6.035% due 01/25/2035 ~		9	9

Structured Asset Mortgage Investments Trust
4.555% due 08/25/2036 ~		99	87
4.795% due 07/25/2046 ~		1,355	1,178
4.855% due 05/25/2036 •		85	61
4.855% due 08/25/2036 •		478	391
4.895% due 05/25/2045 ~		21	20
4.931% due 07/19/2035 •		41	40
4.931% due 07/19/2035 ~		1	1
4.995% due 02/25/2036 ~		136	113
5.011% due 07/19/2034 •		2	2
5.035% due 08/25/2036 •		464	337
5.131% due 03/19/2034 •		1	1

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.699% due 03/25/2033 •		15	15

Thornburg Mortgage Securities Trust
5.808% due 10/25/2043 •		45	42
5.989% due 06/25/2037 •		8,503	7,265

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		11,986	11,441

Wachovia Mortgage Loan Trust LLC
7.138% due 05/20/2036 ~		23	22
7.507% due 10/20/2035 ~		202	195

WaMu Mortgage Pass-Through Certificates Trust
4.028% due 10/25/2036 •		376	328
4.041% due 03/25/2037 ~		12,574	10,794
4.092% due 12/25/2046 •		240	215
4.148% due 07/25/2037 ~		191	170
4.174% due 12/25/2046 •		136	118
4.182% due 10/25/2036 ~		16	15
4.237% due 06/25/2037 ~		760	663
4.422% due 05/25/2037 •		21	17
4.731% due 05/25/2046 ~		88	76
4.975% due 12/25/2045 •		2	2
5.015% due 01/25/2036 ~		310	300
5.015% due 12/25/2045 •		230	210
5.080% due 03/25/2035 ~		67	67
5.365% due 01/25/2047 •		64	61
5.385% due 06/25/2047 ~		29	24
5.615% due 06/25/2046 •		380	353
5.760% due 03/25/2033 ~		18	18
5.835% due 11/25/2042 •		4	4
6.035% due 06/25/2042 •		65	60
6.035% due 08/25/2042 •		43	42
6.188% due 06/25/2033 •		27	27
6.211% due 03/25/2034 •		1	1
6.252% due 08/25/2035 ~		152	156
6.774% due 12/25/2032 ~		1,231	1,193
6.790% due 09/25/2033 •		2	2
6.950% due 10/25/2034 ~		55	54

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (g)	GBP	0	$747
5.431% due 12/21/2049 •		2,499	3,234
6.108% due 12/21/2049 •		910	1,179
6.608% due 12/21/2049 •		455	585
7.108% due 12/21/2049 •		260	333
7.608% due 12/21/2049 •		260	330

Washington Mutual Mortgage Pass-Through Certificates Trust
4.830% due 06/25/2033 •		$12	10
5.135% due 01/25/2036 •		1,978	1,568
5.405% due 04/25/2047 •		2,447	1,990
5.500% due 11/25/2035		80	64
5.750% due 11/25/2035		472	448
6.000% due 10/25/2035		288	224

Wells Fargo Alternative Loan Trust
4.785% due 06/25/2037 •		613	436

Wells Fargo Commercial Mortgage Trust
3.749% due 06/15/2036 ~		1,400	1,285

Wells Fargo Mortgage-Backed Securities Trust
6.154% due 04/25/2036 •		28	28

Total Non-Agency Mortgage-Backed Securities (Cost $192,351)			171,735

ASSET-BACKED SECURITIES 11.8%

HOME EQUITY OTHER 6.4%

ABFC Trust
4.735% due 05/25/2037 •		9,126	8,561
5.135% due 06/25/2034 •		262	263
5.435% due 06/25/2037 ~		33	27
5.485% due 03/25/2034 ~		566	550
5.560% due 12/25/2032 •		143	142

ACE Securities Corp. Home Equity Loan Trust
4.675% due 08/25/2036 •		2,823	649
4.755% due 08/25/2036 ~		1,513	348
4.835% due 12/25/2036 •		4,797	1,223
5.410% due 11/25/2033 •		115	115

Aegis Asset-Backed Securities Trust
5.435% due 03/25/2035 •		111	105

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.560% due 11/25/2034 ~		870	838

Amortizing Residential Collateral Trust
5.135% due 10/25/2031 •		157	154

Argent Securities Trust
4.545% due 09/25/2036 •		351	113
4.585% due 09/25/2036 •		829	267
4.735% due 06/25/2036 •		3,316	902
4.735% due 07/25/2036 •		1,972	531

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.868% due 02/25/2034 •		415	428

Asset-Backed Securities Corp. Home Equity Loan Trust
5.530% due 02/25/2035 •		348	350

Bayview Financial Acquisition Trust
5.372% due 02/28/2040 •		46	45

Bear Stearns Asset-Backed Securities Trust
4.755% due 08/25/2036 ~		2,028	1,957
5.435% due 11/25/2042 ~		2	2

Carrington Mortgage Loan Trust
4.595% due 10/25/2036 •		740	570
4.915% due 06/25/2036 •		2,036	1,973
5.335% due 05/25/2034 •		759	805

CIT Mortgage Loan Trust
6.685% due 10/25/2037 •		8,652	8,770

Citigroup Mortgage Loan Trust
4.755% due 09/25/2036 •		8,457	6,430
4.755% due 12/25/2036 •		1,561	1,062

Countrywide Asset-Backed Certificates Trust
5.055% due 09/25/2037 •		1,683	1,386
5.115% due 12/25/2036 •		142	115
5.155% due 07/25/2034 ~		107	110
5.428% due 02/25/2035 •		1,114	1,111

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse First Boston Mortgage Securities Corp.
4.827% due 01/25/2032 •	$1	$1

Credit-Based Asset Servicing & Securitization Mortgage Loan Trust
3.274% due 03/25/2037 þ	7,436	2,570

Credit-Based Asset Servicing & Securitization Trust
4.735% due 11/25/2036 ~	795	359

Delta Funding Home Equity Loan Trust
7.790% due 05/25/2030 þ	73	71

Fieldstone Mortgage Investment Trust
4.754% due 11/25/2036 ~	1,275	785

Fremont Home Loan Trust
4.565% due 11/25/2036 ~	4,628	1,638
4.585% due 01/25/2037 ~	1,307	593
4.915% due 02/25/2037 ~	3,366	1,072
4.935% due 05/25/2036 ~	7,948	5,040
5.305% due 05/25/2034 •	2,494	2,419

GE-WMC Mortgage Securities Trust
4.735% due 08/25/2036 •	2,224	953

GSAA Home Equity Trust
4.995% due 07/25/2037 •	31,412	16,511
4.999% due 09/25/2035 •	73	69
5.335% due 08/25/2037 ~	46	45

GSAMP Trust
4.535% due 12/25/2046 •	945	447
4.635% due 12/25/2046 •	3,447	1,631
4.735% due 09/25/2036 •	1,354	467
4.735% due 12/25/2046 •	2,218	1,049
4.895% due 12/25/2046 •	427	202
4.915% due 08/25/2036 ~	670	541
4.975% due 04/25/2036 ~	1,953	1,305

Home Equity Loan Trust
4.775% due 04/25/2037 •	3,000	2,640

Home Equity Mortgage Trust
5.867% due 07/25/2036 þ	133	13

HSI Asset Securitization Corp. Trust
4.625% due 01/25/2037 •	1,346	960
4.655% due 12/25/2036 •	3,313	840
4.775% due 12/25/2036 •	958	233
4.875% due 12/25/2036 •	7,091	1,727

IndyMac Residential Asset Backed Trust
4.595% due 07/25/2037 •	2,410	1,318
4.635% due 07/25/2037 •	2,487	1,360
4.675% due 04/25/2037 •	1,668	1,127

IXIS Real Estate Capital Trust
4.895% due 01/25/2037 •	3,800	1,300

JP Morgan Mortgage Acquisition Corp.
4.735% due 07/25/2036 ~	1,207	517
4.755% due 07/25/2036 •	1,230	337
6.630% due 07/25/2036 þ	979	264

Long Beach Mortgage Loan Trust
5.035% due 02/25/2036 •	1,419	1,216
6.234% due 07/25/2032 •	72	71

MASTR Asset-Backed Securities Trust
4.535% due 10/25/2036 •	850	276
4.535% due 11/25/2036 •	51	15
4.735% due 08/25/2036 •	792	291
4.915% due 03/25/2036 ~	2,345	1,402
4.915% due 10/25/2036 •	1,420	1,266
5.185% due 10/25/2035 ~	518	495

Merrill Lynch Mortgage Investors Trust
4.113% due 02/25/2037 þ	1,506	174
4.655% due 08/25/2037 ~	1,594	783
4.735% due 08/25/2037 •	9,620	4,725
5.335% due 02/25/2047 •	399	234

Morgan Stanley ABS Capital, Inc. Trust
4.495% due 12/25/2036 •	2,842	1,438
4.545% due 03/25/2037 •	1,272	541
4.575% due 11/25/2036 •	7,673	3,675
4.585% due 10/25/2036 ~	17,310	9,005
4.585% due 11/25/2036 •	2,444	1,380
4.585% due 12/25/2036 •	629	318
4.615% due 02/25/2037 •	1,943	620
4.635% due 02/25/2037 ~	51	22
4.655% due 11/25/2036 ~	4,149	1,987
4.685% due 03/25/2037 •	13,643	5,803

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	39

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.735% due 09/25/2036 •	$8,968	$3,108
4.755% due 09/25/2036 •	1,521	668
4.795% due 02/25/2037 ~	1,396	446
4.915% due 06/25/2036 •	815	414
4.935% due 08/25/2036 •	103	52
5.485% due 09/25/2033 •	330	329
5.485% due 06/25/2035 •	4,000	3,673

Morgan Stanley Home Equity Loan Trust
4.535% due 12/25/2036 ~	1,245	596

New Century Home Equity Loan Trust
7.435% due 01/25/2033 ~	214	181

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.095% due 10/25/2036 ~	4,016	889
5.235% due 02/25/2037 •	399	110

NovaStar Mortgage Funding Trust
4.735% due 09/25/2036 ~	2,986	1,174
4.775% due 11/25/2036 •	6,918	2,103
4.855% due 01/25/2037 ~	2,730	908
4.935% due 10/25/2036 ~	1,036	462

Option One Mortgage Loan Trust
4.565% due 07/25/2037 •	771	492
4.615% due 04/25/2037 ~	840	408
4.655% due 01/25/2037 ~	687	402
4.675% due 04/25/2037 ~	889	503
4.685% due 03/25/2037 ~	461	230
4.685% due 07/25/2037 •	1,043	666

Ownit Mortgage Loan Trust
3.119% due 10/25/2035 þ	553	309
4.734% due 05/25/2037 •	1,436	1,165

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.235% due 12/25/2034 •	407	401

People’s Financial Realty Mortgage Securities Trust
4.575% due 09/25/2036 ~	2,221	552

Renaissance Home Equity Loan Trust
2.638% due 09/25/2037 þ	5,369	3,741
5.612% due 04/25/2037 þ	3,801	991

Residential Asset Securities Corp. Trust
4.955% due 07/25/2036 •	11,593	10,259
4.975% due 07/25/2036 •	2,120	1,851
5.470% due 08/25/2035 •	1,126	1,122

Saxon Asset Securities Trust
2.101% due 03/25/2035 •	71	64

Securitized Asset-Backed Receivables LLC Trust
5.200% due 02/25/2034 •	298	299

SG Mortgage Securities Trust
4.735% due 10/25/2036 •	2,160	2,021
4.855% due 10/25/2036 •	2,300	1,731
4.975% due 02/25/2036 •	4,889	2,405

Soundview Home Loan Trust
4.655% due 02/25/2037 ~	4,048	1,084
4.995% due 10/25/2036 •	1,883	1,861
5.385% due 09/25/2037 •	1,718	1,422

Structured Asset Investment Loan Trust
5.155% due 10/25/2035 ~	264	258
5.410% due 01/25/2035 •	1,713	1,589
5.560% due 01/25/2035 ~	606	524
5.815% due 04/25/2033 ~	36	36
6.010% due 01/25/2035 •	684	563
6.160% due 01/25/2035 ~	658	335

Structured Asset Securities Corp. Trust
5.125% due 09/25/2035 •	4,805	4,575

Washington Mutual Asset-Backed Certificates Trust
4.915% due 05/25/2036 •	1,144	883

		183,898

HOME EQUITY SEQUENTIAL 0.1%

ABFC Trust
4.655% due 01/25/2037 ~	2,329	1,293
4.755% due 01/25/2037 •	1,119	621

Credit-Based Asset Servicing & Securitization Trust
3.151% due 01/25/2037 þ	1,104	312

Saxon Asset Securities Trust
4.775% due 10/25/2046 •	303	296

		2,522

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MANUFACTURING HOUSE SEQUENTIAL 0.1%

Conseco Finance Securitizations Corp.
7.770% due 09/01/2031 þ		$2,612	$2,656

WHOLE LOAN COLLATERAL 0.9%

Bear Stearns Asset-Backed Securities Trust
5.235% due 09/25/2046 ~		222	212
5.500% due 08/25/2036		35	35
6.500% due 10/25/2036		4,737	1,738

First Franklin Mortgage Loan Trust
5.260% due 05/25/2034 •		199	197
5.380% due 03/25/2035 •		668	697
5.710% due 07/25/2034 •		93	92

GSAMP Trust
3.794% due 11/25/2034 ~		611	581

Lehman XS Trust
4.955% due 05/25/2046 •		21,424	19,268

RAAC Trust
5.035% due 06/25/2044 ~		162	147

Securitized Asset-Backed Receivables LLC Trust
4.935% due 03/25/2036 ~		2,305	1,428

Specialty Underwriting & Residential Finance Trust
4.675% due 03/25/2037 •		598	305
4.735% due 09/25/2037 •		3,728	1,284

			25,984

OTHER ABS 4.3%

ACAS CLO Ltd.
5.445% due 10/18/2028 ~		92	92

Ares European CLO DAC
3.565% due 10/15/2031 •	EUR	7,819	8,460
3.594% due 04/20/2032 •		3,106	3,359

Atlas Senior Loan Fund Ltd.
5.377% due 10/20/2034 •		$1,000	996

Aurium CLO DAC
3.491% due 01/16/2031 •	EUR	6,665	7,195

Avoca CLO DAC
3.599% due 01/12/2031 •		181	195

Bain Capital Credit CLO Ltd.
5.285% due 04/23/2035 •		$3,200	3,200

Belle Haven ABS CDO Ltd.
7.860% due 11/03/2044 •		33,772	8,890

Cairn CLO DAC
3.565% due 10/15/2031 •	EUR	5,065	5,480

Carlyle Euro CLO DAC
3.446% due 08/15/2032 •		2,118	2,291

Carlyle Global Market Strategies CLO Ltd.
5.530% due 08/14/2030 •		$69	69

Carlyle Global Market Strategies Euro CLO DAC
3.485% due 01/15/2031 •	EUR	4,885	5,256

Catamaran CLO Ltd.
5.652% due 04/22/2030 •		$2,096	2,097

CIFC Funding Ltd.
5.508% due 10/24/2030 ~		3,740	3,744
5.623% due 04/17/2035 •		6,900	6,905

Citius Funding Ltd.
0.436% due 05/05/2046 «•		435,816	0

Crestline Denali CLO Ltd.
5.585% due 04/20/2030 ~		223	223

Dryden Senior Loan Fund
5.362% due 08/20/2034 •		2,900	2,900

Elevation CLO Ltd.
5.512% due 10/25/2030 •		300	300

KKR CLO Ltd.
5.514% due 07/15/2030 ~		994	994

L2L Education Loan Trust
4.774% due 06/15/2031 •		182	182

LCM Ltd.
5.555% due 07/20/2030 •		390	389

Madison Park Funding Ltd.
5.324% due 10/15/2034 •		3,300	3,283

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nelnet Student Loan Trust
4.724% due 03/23/2037 •		$52	$51
4.928% due 10/25/2033 •		92	91

Neuberger Berman Loan Advisers CLO Ltd.
5.370% due 10/14/2036 •		1,800	1,800

OCP Euro CLO DAC
3.584% due 09/22/2034 •	EUR	6,407	6,927

OZLME DAC
3.556% due 01/14/2032 •		6,645	7,172

Palmer Square Loan Funding Ltd.
5.355% due 07/20/2029 ~		$551	551
5.364% due 10/15/2029 •		317	317

Romark CLO Ltd.
5.582% due 10/23/2030 •		1,828	1,829

Segovia European CLO DAC
3.624% due 07/20/2032 •	EUR	7,353	7,957

Sierra Madre Funding Ltd.
4.808% due 09/07/2039 •		$11,137	6,625
4.828% due 09/07/2039 •		25,991	15,496

SLM Student Loan Trust
5.954% due 06/25/2043 •		103	101
5.954% due 09/25/2076 •		104	103
6.254% due 11/25/2070 •		141	142

Sound Point CLO Ltd.
5.542% due 07/25/2030 •		192	192

Talon Funding Ltd.
0.970% due 06/05/2035 •		1,445	213

Triaxx Prime CDO Ltd.
0.506% due 10/02/2039 •		3,599	32

Venture CLO Ltd.
5.545% due 07/20/2030 ~		873	873

Vibrant CLO Ltd.
5.675% due 07/20/2032 •		2,340	2,341

Voya CLO Ltd.
5.355% due 04/20/2034 •		3,900	3,899
5.514% due 04/17/2030 •		139	139

			123,351

Total Asset-Backed Securities (Cost $469,170)			338,411

SOVEREIGN ISSUES 14.2%

Argentina Government International Bond
0.750% due 07/09/2030 þ		4,226	2,976
1.000% due 07/09/2029		616	479
3.500% due 07/09/2041 þ		132	77
4.125% due 07/09/2035 þ(n)		13,492	8,453
4.125% due 07/09/2035 þ		855	524

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (g)	BRL	12,000	2,036
0.000% due 10/01/2025 (g)		480,617	78,594

Dominican Republic International Bond
5.300% due 01/21/2041		$2,050	1,730
10.750% due 06/01/2036	DOP	82,800	1,361

Israel Government International Bond
5.375% due 03/12/2029		$10,500	10,593
5.375% due 02/19/2030		5,400	5,443

Japan Government International Bond
2.000% due 12/20/2044	JPY	3,340,000	21,581
2.200% due 03/20/2064		1,181,000	7,000
2.300% due 12/20/2054		2,540,000	16,301

Mexico Government International Bond
2.750% due 11/27/2031 (h)	MXN	39,583	1,690
3.000% due 12/03/2026 (h)		8,001	376
4.000% due 11/30/2028 (h)		154,837	7,331
5.400% due 02/09/2028		$1,000	1,010
6.000% due 05/13/2030		2,700	2,757
6.350% due 02/09/2035		2,600	2,611

New Zealand Government International Bond
2.000% due 09/20/2025 (h)	NZD	21,595	12,295
3.000% due 09/20/2030 (h)		5,754	3,401

Peru Government International Bond
5.400% due 08/12/2034	PEN	42,200	10,481
6.150% due 08/12/2032		98,600	26,965
6.900% due 08/12/2037		44,400	11,937

40	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.950% due 08/12/2031	PEN	205,900	$59,931
7.300% due 08/12/2033		79,200	22,769

Republic of South Africa Government International Bond
4.850% due 09/30/2029		$10,000	9,429
7.000% due 02/28/2031	ZAR	61,300	2,969
8.000% due 01/31/2030		396,400	20,720
8.250% due 03/31/2032		58,600	2,940
8.500% due 01/31/2037		280,500	12,724
8.875% due 02/28/2035		305,300	14,907
9.000% due 01/31/2040		266,700	12,029

Romania Government International Bond
1.750% due 07/13/2030	EUR	3,600	3,260

Saudi Government International Bond
5.375% due 01/13/2031		$2,200	2,256

Turkey Government International Bond
7.625% due 05/15/2034		5,500	5,550

Total Sovereign Issues (Cost $408,635)			407,486

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%

Intelsat Emergence SA «(l)		22,273	750

Stichting Administratiekantoor «(e)		11,319	12

Total Common Stocks (Cost $2,098)			762

WARRANTS 0.0%

ENERGY 0.0%

Constellation Oil ‘D’ - Exp. 06/10/2071 «(l)		1	0

Total Warrants (Cost $0)			0

CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Wells Fargo & Co.
7.500%	3,500	4,203

Total Convertible Preferred Securities (Cost $4,179)		4,203

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

AGFC Capital Trust
6.314% due 01/15/2067 ~	6,600,000	4,658

Nationwide Building Society ~	4,096	691

Wells Fargo & Co.
3.900% due 03/15/2026 •(i)	400,000	389

Total Preferred Securities (Cost $4,963)		5,738

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 18.0%

COMMERCIAL PAPER 2.4%

AbbVie, Inc.
4.640% due 04/17/2025	$950	948

AES Corp.
4.880% due 04/02/2025	1,850	1,849
4.900% due 04/10/2025	2,650	2,646

Alimentation Couche-Tard, Inc.
4.550% due 04/14/2025	4,650	4,642
4.570% due 04/10/2025	950	949
4.630% due 04/15/2025	800	798

Aon Corp.
4.560% due 04/21/2025	300	299

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Broadcom, Inc.
4.560% due 04/03/2025	$700	$700
4.560% due 04/08/2025	1,300	1,299
4.560% due 04/10/2025	500	499
4.560% due 05/08/2025	750	746
4.560% due 06/06/2025	250	248
4.570% due 04/24/2025	450	449

Canadian Natural Resources Ltd.
4.850% due 04/28/2025 (b)	3,050	3,040
4.900% due 04/16/2025	600	599
4.900% due 04/25/2025 (b)	250	249
4.950% due 04/25/2025	3,000	2,990

CBRE Services, Inc.
4.620% due 04/03/2025	650	650
4.720% due 04/17/2025	700	698
4.730% due 04/09/2025	250	250

Conagra Brands, Inc.
4.750% due 04/02/2025	1,300	1,300
4.800% due 04/04/2025	250	250
4.900% due 04/15/2025	1,300	1,297

Constellation Brands, Inc.
4.700% due 04/04/2025	750	750
4.700% due 04/11/2025	1,000	999
4.710% due 04/07/2025	550	549
4.800% due 04/21/2025	1,150	1,147

Crown Castle, Inc.
4.800% due 04/08/2025	250	250
4.830% due 04/15/2025	550	549
4.880% due 04/08/2025	450	450
4.910% due 04/29/2025	750	747

Dominion Energy, Inc.
4.550% due 04/14/2025	250	250

Enbridge U.S., Inc.
4.560% due 04/07/2025	2,350	2,348
4.640% due 04/25/2025	800	797

Entergy Corp.
4.550% due 05/12/2025	850	845

Equifax, Inc.
4.630% due 04/09/2025	750	749

Global Payments, Inc.
5.000% due 04/03/2025	450	450
5.000% due 04/07/2025	1,050	1,049
5.000% due 04/22/2025	1,600	1,595
5.000% due 04/23/2025	500	498
5.000% due 04/24/2025	650	648

HA Sustainable Infrastructure Capital, Inc.
5.150% due 04/24/2025	300	299

Harley-Davidson Financial Services, Inc.
4.920% due 04/22/2025	250	249

International Flavors & Fragrances, Inc.
4.950% due 04/11/2025	350	350

Jabil, Inc.
4.810% due 04/11/2025 (b)	550	549
4.820% due 04/11/2025	2,450	2,446

Jones Lang LaSalle Finance BV
4.610% due 04/08/2025	600	599
4.650% due 04/08/2025	1,450	1,449
4.660% due 04/15/2025	500	499
4.750% due 04/17/2025	300	299

Keurig Dr. Pepper, Inc.
4.600% due 04/23/2025	1,500	1,496
4.650% due 04/04/2025	400	400

Kinder Morgan, Inc.
4.600% due 04/14/2025	2,500	2,495

Marsh & McLennan Cos, Inc.
4.600% due 04/17/2025	550	549
4.630% due 04/21/2025	1,350	1,346
4.630% due 04/23/2025	1,100	1,097
4.630% due 04/24/2025	250	249

Mondelez International, Inc.
4.620% due 04/04/2025	300	300
4.620% due 04/07/2025	400	400
4.620% due 04/15/2025	400	399

NextEra Energy Capital Holdings, Inc.
4.630% due 04/21/2025	650	648

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Northrop Grumman Corp.
4.590% due 05/28/2025	$900	$893
4.590% due 06/03/2025	250	248

Targa Resources Corp.
4.700% due 04/01/2025	1,700	1,700
4.700% due 04/03/2025	4,300	4,298
4.700% due 04/04/2025	300	300
4.700% due 04/21/2025	3,150	3,141

VW Credit, Inc.
4.580% due 04/02/2025	500	500
4.580% due 04/04/2025	300	300

		69,563

	SHARES
MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (k)	2,010,607	2,010

	PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (m) 15.4%
		441,896

U.S. TREASURY BILLS 0.1%
4.302% due 04/10/2025 - 06/05/2025 (f)(g)(r)	$2,861	2,852

Total Short-Term Instruments (Cost $516,437)		516,321

Total Investments in Securities (Cost $4,541,652)		4,354,285

	SHARES
INVESTMENTS IN AFFILIATES 22.7%

SHORT-TERM INSTRUMENTS 22.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.7%

PIMCO Short Asset Portfolio	12,613,740	123,488

PIMCO Short-Term Floating NAV Portfolio III	54,300,384	528,560

Total Short-Term Instruments (Cost $651,808)		652,048

Total Investments in Affiliates (Cost $651,808)		652,048

Total Investments 174.4% (Cost $5,193,460)		$5,006,333

Financial Derivative Instruments (o)(q) 0.5% (Cost or Premiums, net $41,664)		13,599

Other Assets and Liabilities, net (74.9)%		(2,149,688)

Net Assets 100.0%		$2,870,244

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	41

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	Coupon represents a 7-Day Yield.

(l) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil ‘D’ - Exp. 06/10/2071	06/10/2022	$0	$0	0.00%
Hardwood Funding LLC 4.980% due 06/07/2028	03/11/2025	1,300	1,305	0.05
Hardwood Funding LLC 5.210% due 06/07/2032	03/11/2025	2,400	2,417	0.08
Hardwood Funding LLC 5.360% due 06/07/2035	03/11/2025	600	603	0.02
Intelsat Emergence SA	09/05/2018 - 07/03/2023	2,087	750	0.03

		$6,387	$5,075	0.18%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(m) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	2.150%	03/21/2025	04/02/2025	$	401	Gray Media, Inc. 7.000% due 05/15/2027	$(403)	$401	$401
	2.250	03/21/2025	05/09/2025		207	Goodyear Tire and Rubber Co. 5.250% due 07/15/2031	(206)	207	207
	3.350	03/21/2025	05/09/2025		484	Amentum Holdings, Inc. 5.000% due 10/01/2029	(466)	484	485
	3.600	03/21/2025	05/09/2025		484	United Natural Foods, Inc. 6.750% due 10/15/2028	(484)	484	485
	3.900	03/21/2025	05/09/2025		252	Clear Channel Outdoor 7.750% due 04/15/2028	(247)	252	252
	4.000	03/21/2025	05/09/2025		343	Service Properties Trust 4.950% due 10/01/2029	(341)	343	343
	4.100	03/21/2025	05/09/2025		1,237	Caesars Entertainment, Inc. 4.625% due 10/15/2029	(824)	1,237	1,239
						Select 6.250% due 12/01/2032	(398)
	4.130	04/02/2025	05/09/2025		567	Tronox, Inc. 4.625% due 03/15/2029	(558)	567	567
	4.130	03/21/2025	05/09/2025		227	Lithia Motors, Inc. 4.375% due 01/15/2031	(175)	227	227
						Rogers Communications Inc. 5.250% due 03/15/2082	(51)
	4.150	03/21/2025	04/02/2025		564	MGM Resorts International 6.500% due 04/15/2032	(556)	564	564
	4.150	03/21/2025	04/02/2025		412	MGM Resorts International 6.500% due 04/15/2032	(405)	411	416
	4.150	03/21/2025	05/09/2025		3,844	Amentum Holdings, Inc. 7.250% due 08/01/2032	(176)	3,845	3,894
						CCO Holdings LLC 5.000% - 5.375% due 02/01/2028 - 06/01/2029	(307)
						Caesars Entertainment, Inc. 6.500% due 02/15/2032	(528)
						Celanese US Holdings LLC 6.629% due 07/15/2032	(172)
						Darling Ingredients Inc. 6.000% due 06/15/2030	(785)
						Herc Holdings, Inc. 5.500% due 07/15/2027	(807)
						NCL Corp. Ltd. 6.750% due 02/01/2032	(186)
						Service Properties Trust 4.375% due 02/15/2030	(292)
						Terex Corp. 6.250% due 10/15/2032	(576)
	4.160	03/21/2025	05/09/2025		1,224	Celanese US Holdings LLC 6.800% due 11/15/2030	(171)	1,224	1,226
						Herc Holdings, Inc. 6.625% due 06/15/2029	(589)
						Kohl’s Corp. 5.550% due 07/17/2045	(267)
						NCL Corp. Ltd. 8.125% due 01/15/2029	(182)

42	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
	4.180%	03/26/2025	04/02/2025		$	128	JetBlue Airways Corp. 9.875% due 09/20/2031	$(124)	$127	$127
	4.180	03/21/2025	05/09/2025			970	Celanese US Holdings LLC 6.580% due 07/15/2029	(284)	970	971
							Service Properties Trust 8.625% due 11/15/2031	(680)
	4.410	03/31/2025	04/01/2025			17,800	U.S. Treasury Notes 2.750% due 04/30/2027	(18,145)	17,800	17,802
BPS	3.600	03/21/2025	05/09/2025			190	Celanese US Holdings LLC 6.950% due 11/15/2033	(188)	190	190
	3.850	03/21/2025	05/09/2025			395	Sonic Automotive, Inc. 4.875% due 11/15/2031	(390)	395	395
	3.900	03/21/2025	05/09/2025			327	Owens Brockway 7.250% due 05/15/2031	(326)	326	327
	4.050	03/21/2025	05/09/2025			391	Adient Global Holdings Ltd. 8.250% due 04/15/2031	(378)	391	392
	4.160	03/21/2025	05/09/2025			3,066	Bombardier, Inc. 6.000% due 02/15/2028	(209)	3,066	3,070
							Caesars Entertainment, Inc. 7.000% due 02/15/2030	(26)
							Chart Industries, Inc. 7.500% due 01/01/2030	(79)
							Dana, Inc. 4.250% due 09/01/2030	(301)
							Dun & Bradstreet Holdings, Inc. 5.000% due 12/15/2029	(203)
							Group Automative, Inc. 6.375% due 01/15/2030	(229)
							Hilton Grand VAC LLC 5.000% due 06/01/2029	(11)
							Phinia, Inc. 6.625% due 10/15/2032	(16)
							Prime Security Services Borrower LLC 6.250% due 01/15/2028	(584)
							Service Properties Trust 3.950% due 01/15/2028	(206)
							Sirius XM Radio LLC 3.125% due 09/01/2026	(389)
							Tenet Healthcare Corp. 6.125% due 10/01/2028	(821)
	4.160	04/02/2025	05/09/2025			10	Bombardier, Inc. 6.000% due 02/15/2028	(10)	10	10
BRC	3.850	03/21/2025	05/09/2025			196	Caesars Entertainment, Inc. 6.000% due 10/15/2032	(192)	195	196
	3.990	03/21/2025	05/09/2025			197	Rogers Communications Inc. 5.250% due 03/15/2082	(196)	197	197
	4.130	03/19/2025	04/02/2025			25	MGM Resorts International 4.750% due 10/15/2028	(25)	25	25
	4.140	03/21/2025	04/02/2025			184	Cleveland-Cliffs Inc. 7.375% due 05/01/2033	(179)	184	184
	4.140	04/02/2025	05/09/2025			159	Cleveland-Cliffs Inc. 7.375% due 05/01/2033	(154)	159	159
	4.150	03/21/2025	04/02/2025			384	Graphic Packaging International, LLC 6.375% due 07/15/2032	(381)	383	383
	4.150	03/21/2025	05/09/2025			10,169	Amentum Holdings, Inc. 7.250% due 08/01/2032	(274)	9,786	9,590
							American Airlines, Inc. 8.500% due 05/01/2029	(210)
							Avient Corp.7.125% due 08/01/2030	(387)
							Ball Corp. 6.875% due 03/15/2028	(8)
							CCO Holdings LLC 6.375% due 09/01/2029	(602)
							Celanese US Holdings LLC 6.950% due 11/15/2028 - 07/15/2032	(527)
							Clear Channel Outdoor Holdings, Inc. 5.125% due 08/15/2027	(195)
							Dana, Inc. 5.375% - 5.625% due 11/25/2027 - 06/15/2028	(654)
							Goodyear Tire and Rubber Company 4.875% due 03/15/2027	(564)
							Group Automative, Inc. 4.000% due 08/15/2028	(260)
							Hillenbrand, Inc. 6.250% due 02/15/2029	(405)
							Ingevity Corp.3.875% due 11/01/2028	(190)
							Kennedy Wilson, Inc. 4.750% due 02/01/2030	(405)
							Kohl’s Corp. 4.000% due 05/01/2031	(359)
							Life Time, Inc 6.000% due 11/15/2031	(203)
							Lithia Motors, Inc. 3.875% - 4.375% due 06/012029 - 01/15/2031	(555)
							NCL Corp. Ltd. 6.750% due 02/01/2032	(200)
							Open Text Holdings, Inc. 4.125% due 12/01/2031	(23)
							Organon & Co. 5.125% due 04/30/2031	(179)
							Perrigo Finance Unlimited Co. 4.900% - 6.125% due 06/15/2030 - 09/30/2032	(736)
							Resideo Funding, Inc. 6.500% due 07/15/2032	(481)
							Sally Holdings LLC 6.750% due 03/01/2032	(479)
							U.S. Cellular Corp. 6.700% due 12/15/2033	(273)
							WESCO Distribution, Inc. 6.375% - 6.625% due 03/15/2029 - 03/15/2032	(1,348)
	4.150	04/02/2025	05/09/2025			204	Graphic Packaging International, LLC 6.375% due 07/15/2032	(204)	204	204
	4.450	03/01/2025	04/01/2025			33	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2033	(34,010)	33,200	33,204
BRY	4.150	03/21/2025	05/09/2025			385	Amentum Holdings, Inc. 7.250% due 08/01/2032	(190)	385	386
							NCL Corp. Ltd. 6.750% due 02/01/2032	(190)
DEU	4.000	03/21/2025	05/09/2025			308	Newell Brands, Inc. 6.875% due 04/01/2036	(302)	308	308
	4.150	03/21/2025	05/09/2025			783	Bath & Body Works, Inc. 6.625% due 10/01/2030	(786)	783	784
	4.160	03/21/2025	05/09/2025			45	CCO Holdings LLC 4.500% due 05/01/2032	(44)	45	46
	4.160	03/26/2025	05/09/2025			591	Lithia Motors, Inc. 3.875% due 06/01/2029	(186)	592	592
							Rogers Communications Inc. 7.000% - 7.125% due 04/15/2055	(404)
	4.450	03/31/2025	04/01/2025			48,000	U.S. Treasury Bonds 1.875% due 02/15/2041	(49,354)	48,000	48,006
GSC	3.750	02/27/2025	TBD	(2)		14	Cinemark U.S.A, Inc. 5.250% due 07/15/2028	(14)	14	14
	4.000	02/27/2025	TBD	(2)		437	Victoria’s Secret & Co. 4.625% due 07/15/2029	(436)	437	439
	4.000	03/26/2025	TBD	(2)		27	Venture Global LNG, Inc. 9.875% due 02/01/2032	(28)	27	27
	4.025	03/19/2025	TBD	(2)		101	American Airlines, Inc. 7.250% due 02/15/2028	(104)	101	101

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	43

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
JPS	3.850%	03/21/2025	05/09/2025	$	323	Arko Corp. 5.125% due 11/15/2029	$(312)	$323	$323
	3.900	03/21/2025	05/09/2025		8	American Airlines, Inc. 7.250% due 02/15/2028	(8)	8	8
	4.050	03/21/2025	04/01/2025		176	Adient Global Holdings Ltd. 7.500% due 02/15/2033	(171)	176	176
	4.050	03/21/2025	05/09/2025		388	Organon & Co. 7.875% due 05/15/2034	(376)	388	389
	4.150	03/19/2025	05/09/2025		810	CCO Holdings LLC 5.375% due 06/01/2029	(197)	810	811
						Embecta Corp. 5.000% due 02/15/2030	(180)
						NCL Corp. Ltd. 6.750% due 02/01/2032	(75)
						Rogers Communications, Inc. 7.000% - 7.125% due 02/12/2025	(354)
	4.150	03/21/2025	04/02/2025		83	Terex Corp. 5.000% due 05/15/2029	(83)	83	83
	4.150	03/26/2025	04/02/2025		419	Walgreens Boots Alliance, Inc.3.450% due 06/01/2016	(422)	419	419
	4.150	03/21/2025	05/09/2025		582	CCO Holdings LLC 6.375% due 09/01/2029	(136)	582	583
						Goodyear Tire & Rubber Co. 5.000% due 07/15/2029	(446)
	4.150	04/02/2025	05/09/2025		232	Terex Corp. 5.000% due 05/15/2029	(10)	232	233
						Walgreens Boots Alliance, Inc. 3.450% due 06/01/2026	(223)
	4.460	03/31/2025	04/01/2025		99,900	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2025	(102,048)	99,900	99,912
	4.500	03/31/2025	04/01/2025		3,800	U.S. Treasury Notes 0.750% due 03/31/2026	(3,877)	3,800	3,800
NOM	4.150	03/26/2025	04/02/2025		181	CCO Holdings LLC 4.750% due 02/01/2032	(179)	181	181
	4.150	04/02/2025	05/09/2025		23	CCO Holdings LLC 4.750% due 02/01/2032	(22)	23	23
RDR	3.600	03/26/2025	05/09/2025		196	Vital Energy, Inc. 7.875% due 04/15/2032	(194)	196	196
	3.700	03/21/2025	05/09/2025		389	Celanese US Holdings LLC 6.950% due 11/15/2033	(42)	389	389
						Goodyear Tire and Rubber Company 5.625% due 04/30/2033	(344)
	3.850	03/21/2025	05/09/2025		781	Clear Channel Outdoor 7.500% due 06/01/2029	(767)	781	782
	3.860	03/19/2025	05/09/2025		210	Cimpress PLC 7.375% due 09/15/2032	(208)	210	210
	3.900	03/21/2025	05/09/2025		341	Vital Energy, Inc. 7.875% due 04/15/2032	(339)	341	341
	4.000	03/21/2025	05/09/2025		561	Cimpress PLC 7.375% due 09/15/2032	(175)	561	562
						Cinemark USA, Inc. 7.000% due 08/01/2032	(383)
	4.050	03/21/2025	04/02/2025		287	Papa John’s International, Inc. 3.875% due 09/15/2029	(283)	287	287
	4.050	03/21/2025	05/09/2025		1,089	Kennedy Wilson, Inc. 5.000% due 03/01/2031	(465)	1,089	1,090
						Organon & Co. 5.125% due 04/30/2031	(604)
	4.100	03/26/2025	05/09/2025		185	Embecta Corp. Corp. 5.000% due 02/15/2030	(181)	185	185
	4.150	03/21/2025	05/09/2025		136	Vital Energy, Inc. 7.875% due 04/15/2032	(136)	136	137
	4.150	03/26/2025	05/09/2025		130	Brink’s Co. 6.750% due 06/15/2032	(129)	130	130
	4.150	04/01/2025	05/09/2025		173	Adient Global Holdings Ltd. 7.500% due 02/15/2033	(170)	173	173
SAL	4.350	04/01/2025	04/02/2025		181,100	U.S. Treasury Note/Bond 4.375% due 12/31/2029	(185,022)	181,100	181,100
TOR	2.710	03/31/2025	04/07/2025	CAD	30,000	Government of Newfoundland 3.850% due 12/02/2034	(21,611)	20,847	20,849

Total Repurchase Agreements							$(450,819)	$441,896	$441,807

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
MYI	4.100%	12/20/2024	TBD	(4)	$(7,088)	$(7,171)

Total Reverse Repurchase Agreements						$(7,171)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(5)
Corporate Bonds & Notes (1.2)%
Banking & Finance (0.1)%
Kennedy-Wilson, Inc.	4.750%	02/01/2030	$450	$(407)	$(405)
Kennedy-Wilson, Inc.	5.000	03/01/2031	525	(467)	(465)
Service Properties Trust	3.950	01/15/2028	225	(199)	(206)
Service Properties Trust	4.375	02/15/2030	375	(295)	(292)
Service Properties Trust	4.950	10/01/2029	400	(327)	(341)
Service Properties Trust	8.625	11/15/2031	625	(664)	(680)

Total Banking & Finance				(2,359)	(2,389)

44	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(5)
Industrials (1.1)%
Adient Global Holdings Ltd.	7.500%	02/15/2033	$180	$(178)	$(171)
Adient Global Holdings Ltd.	8.250	04/15/2031	375	(386)	(378)
Amentum Holdings, Inc.	7.250	08/01/2032	642	(651)	(640)
American Airlines, Inc.	7.250	02/15/2028	108	(108)	(109)
American Airlines, Inc.	8.500	05/15/2029	200	(211)	(210)
American Axle & Manufacturing, Inc.	5.000	10/01/2029	525	(483)	(466)
Arko Corp.	5.125	11/15/2029	375	(351)	(312)
Avient Corp.	7.125	08/01/2030	375	(386)	(387)
Ball Corp.	6.875	03/15/2028	8	(8)	(8)
Bath & Body Works, Inc.	6.625	10/01/2030	750	(767)	(786)
Bombardier, Inc.	6.000	02/15/2028	210	(209)	(209)
Brink’s Co.	6.750	06/15/2032	125	(127)	(129)
Caesars Entertainment, Inc.	4.625	10/15/2029	875	(827)	(824)
Caesars Entertainment, Inc.	6.000	10/15/2032	200	(195)	(192)
Caesars Entertainment, Inc.	6.500	02/15/2032	525	(532)	(528)
Caesars Entertainment, Inc.	7.000	02/15/2030	25	(26)	(26)
CCO Holdings LLC	4.500	05/01/2032	50	(44)	(44)
CCO Holdings LLC	4.750	02/01/2032	200	(180)	(179)
CCO Holdings LLC	5.000	02/01/2028	137	(133)	(134)
CCO Holdings LLC	5.375	06/01/2029	375	(364)	(370)
CCO Holdings LLC	6.375	09/01/2029	735	(736)	(737)
Celanese U.S. Holdings LLC	6.580	07/15/2029	271	(281)	(284)
Celanese U.S. Holdings LLC	6.600	11/15/2028	150	(155)	(159)
Celanese U.S. Holdings LLC	6.629	07/15/2032	340	(354)	(354)
Celanese U.S. Holdings LLC	6.800	11/15/2030	336	(354)	(357)
Celanese U.S. Holdings LLC	6.950	11/15/2033	214	(227)	(229)
Chart Industries, Inc.	7.500	01/01/2030	75	(78)	(79)
Cimpress PLC	7.375	09/15/2032	415	(390)	(383)
Cinemark USA, Inc.	5.250	07/15/2028	14	(14)	(14)
Cinemark USA, Inc.	7.000	08/01/2032	375	(383)	(383)
Clear Channel Outdoor Holdings, Inc.	5.125	08/15/2027	200	(196)	(195)
Clear Channel Outdoor Holdings, Inc.	7.500	06/01/2029	900	(805)	(767)
Clear Channel Outdoor Holdings, Inc.	7.750	04/15/2028	275	(258)	(247)
Cleveland-Cliffs, Inc.	7.375	05/01/2033	180	(176)	(179)
Dana, Inc.	4.250	09/01/2030	325	(306)	(301)
Dana, Inc.	5.375	11/15/2027	325	(323)	(328)
Dana, Inc.	5.625	06/15/2028	325	(323)	(326)
Darling Ingredients, Inc.	6.000	06/15/2030	775	(772)	(785)
Dun & Bradstreet Corp.	5.000	12/15/2029	200	(195)	(203)
Embecta Corp.	5.000	02/15/2030	400	(366)	(361)
Goodyear Tire & Rubber Co.	4.875	03/15/2027	575	(567)	(564)
Goodyear Tire & Rubber Co.	5.000	07/15/2029	475	(450)	(446)
Goodyear Tire & Rubber Co.	5.250	07/15/2031	225	(209)	(206)
Goodyear Tire & Rubber Co.	5.625	04/30/2033	375	(347)	(344)
Graphic Packaging International LLC	6.375	07/15/2032	375	(377)	(381)
Gray Media, Inc.	7.000	05/15/2027	400	(393)	(403)
Group 1 Automotive, Inc.	4.000	08/15/2028	275	(261)	(260)
Group 1 Automotive, Inc.	6.375	01/15/2030	225	(228)	(229)
Herc Holdings, Inc.	5.500	07/15/2027	800	(796)	(807)
Herc Holdings, Inc.	6.625	06/15/2029	575	(582)	(589)
Hillenbrand, Inc.	6.250	02/15/2029	400	(403)	(404)
Hilton Grand Vacations Borrower LLC	5.000	06/01/2029	11	(10)	(11)
Ingevity Corp.	3.875	11/01/2028	200	(187)	(190)
JetBlue Airways Corp.	9.875	09/20/2031	125	(134)	(124)
Kohl’s Corp.	4.625	05/01/2031	500	(392)	(359)
Kohl’s Corp.	5.550	07/17/2045	475	(290)	(267)
Life Time, Inc.	6.000	11/15/2031	200	(200)	(203)
Lithia Motors, Inc.	3.875	06/01/2029	600	(554)	(558)
Lithia Motors, Inc.	4.375	01/15/2031	391	(359)	(358)
MGM Resorts International	4.750	10/15/2028	25	(24)	(25)
MGM Resorts International	6.500	04/15/2032	550	(553)	(556)
NCL Corp. Ltd.	6.750	02/01/2032	651	(657)	(652)
NCL Corp. Ltd.	8.125	01/15/2029	170	(180)	(182)
Newell Brands, Inc.	6.875	04/01/2036	300	(298)	(302)
Open Text Holdings, Inc.	4.125	12/01/2031	25	(22)	(23)
Organon & Co.	5.125	04/30/2031	875	(789)	(782)
Organon & Co.	7.875	05/15/2034	375	(381)	(376)
Owens-Brockway Glass Container, Inc.	7.250	05/15/2031	325	(320)	(327)
Papa John’s International, Inc.	3.875	09/15/2029	300	(285)	(283)
Perrigo Finance Unlimited Co.	4.900	06/15/2030	200	(189)	(194)
Perrigo Finance Unlimited Co.	6.125	09/30/2032	550	(537)	(542)
Phinia, Inc.	6.625	10/15/2032	16	(16)	(16)
Prime Security Services Borrower LLC	6.250	01/15/2028	575	(574)	(584)
Resideo Funding, Inc.	6.500	07/15/2032	475	(477)	(481)
Rogers Communications, Inc.	5.250	03/15/2082	252	(247)	(247)
Rogers Communications, Inc.	7.000	04/15/2055	375	(377)	(380)
Rogers Communications, Inc.	7.125	04/15/2055	375	(374)	(378)
Sally Holdings LLC	6.750	03/01/2032	475	(479)	(479)
Select Medical Corp.	6.250	12/01/2032	400	(394)	(398)
Sirius XM Radio LLC	3.125	09/01/2026	400	(386)	(389)
Six Flags Entertainment Corp.	7.250	05/15/2031	200	(206)	(206)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	45

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(5)
Sonic Automotive, Inc.	4.875%	11/15/2031	$425	$(391)	$(390)
Tenet Healthcare Corp.	6.125	10/01/2028	800	(800)	(821)
Terex Corp.	5.000	05/15/2029	85	(82)	(83)
Terex Corp.	6.250	10/15/2032	575	(566)	(576)
Tronox, Inc.	4.625	03/15/2029	450	(401)	(386)
U.S. Cellular Corp.	6.700	12/15/2033	250	(268)	(273)
United Natural Foods, Inc.	6.750	10/15/2028	475	(470)	(485)
Venture Global LNG, Inc.	9.875	02/01/2032	25	(27)	(27)
Victoria’s Secret & Co.	4.625	07/15/2029	475	(432)	(421)
Vital Energy, Inc.	7.875	04/15/2032	690	(666)	(668)
Walgreens Boots Alliance, Inc.	3.450	06/01/2026	425	(415)	(422)
WESCO Distribution, Inc.	6.375	03/15/2029	675	(687)	(686)
WESCO Distribution, Inc.	6.625	03/15/2032	650	(663)	(662)

Total Industrials				(33,230)	(33,178)

Total Corporate Bonds & Notes				(35,589)	(35,567)

U.S. Government Agencies (4.0)%
Uniform Mortgage-Backed Security, TBA	2.000%	05/01/2055	145,000	(115,684)	(115,265)

Total Short Sales (5.2)%				$(151,273)	$(150,832)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(6)
Global/Master Repurchase Agreement
BOS	$29,206	$0	$0	$0	$29,206	$(29,384)	$(178)
BPS	4,384	0	0	0	4,384	(3,545)	839
BRC	44,142	0	0	0	44,142	(45,037)	(895)
BYR	386	0	0	0	386	(1,011)	(625)
DEU	49,735	0	0	0	49,735	(51,077)	(1,342)
GSC	581	0	0	0	581	(582)	(1)
JPS	106,737	0	0	0	106,737	(108,918)	(2,181)
MYI	0	(7,171)	0	0	(7,171)	6,985	(186)
NOM	204	0	0	0	204	(213)	(9)
RDR	4,483	0	0	0	4,483	(4,454)	29
SAL	181,100	0	0	0	181,100	(185,022)	(3,922)
TOR	20,849	0	0	0	20,849	(21,611)	(762)

Master Securities Forward Transaction Agreement
BCY	0	0	0	(422)	(422)	0	(422)
BOS	0	0	0	(1,975)	(1,975)	0	(1,975)
DEU	0	0	0	(103)	(103)	0	(103)
GSC	0	0	0	(84,727)	(84,727)	0	(84,727)
JEF	0	0	0	(7,671)	(7,671)	0	(7,671)
JPS	0	0	0	(35,327)	(35,327)	0	(35,327)
MJR	0	0	0	(10,494)	(10,494)	0	(10,494)
MSC	0	0	0	(4,705)	(4,705)	0	(4,705)
PER	0	0	0	(3,087)	(3,087)	0	(3,087)
RDR	0	0	0	(178)	(178)	0	(178)
SAL	0	0	0	(90)	(90)	0	(90)
SNI	0	0	0	(190)	(190)	0	(190)
UBS	0	0	0	(182)	(182)	0	(182)
WFS	0	0	0	(1,681)	(1,681)	0	(1,681)

Total Borrowings and Other Financing Transactions	$441,807	$(7,171)	$0	$(150,832)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$0	$0	$(7,171)	$(7,171)

Total Borrowings	$0	$0	$0	$(7,171)	$(7,171)

Payable for reverse repurchase agreements					$(7,171)

(n)	Securities with an aggregate market value of $6,641 and cash of $344 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)	Includes accrued interest.

46	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(5,309) at a weighted average interest rate of 4.576%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(5)	Payable for short sales includes $(601) of accrued interest.
(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(o) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	50	$	50	$(13)	$(4)
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	44		44	(11)	(6)
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	88		88	(24)	(19)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	50		50	(18)	(27)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	44		44	(12)	(20)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	88		88	(28)	(33)

Total Written Options						$(106)	$(109)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	316	$76,136	$(202)	$0	$0
3-Month SOFR Active Contract June Futures	09/2025	316	75,777	(309)	0	(12)
3-Month SOFR Active Contract June Futures	09/2026	316	76,278	(151)	0	(4)
3-Month SOFR Active Contract March Futures	06/2025	316	75,593	(239)	0	(2)
3-Month SOFR Active Contract March Futures	06/2026	316	76,231	(166)	0	0
3-Month SOFR Active Contract September Futures	12/2025	316	75,990	(253)	0	(4)
California Carbon Allowance December Futures	12/2025	909	27,988	(979)	0	(100)
Canada Government 10-Year Bond June Futures	06/2025	215	18,549	277	18	0
Long Gilt June Futures	06/2025	236	27,952	(224)	302	0
U.S. Treasury 2-Year Note June Futures	06/2025	1,192	246,949	1,178	0	(9)
U.S. Treasury 5-Year Note June Futures	06/2025	1,054	113,997	1,297	0	(33)

				$229	$320	$(164)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-BOBL June Futures	06/2025	173	$(22,034)	$174	$5	$(52)
Euro-Bund June Futures	06/2025	343	(47,781)	1,189	4	(182)
Euro-Schatz June Futures	06/2025	385	(44,525)	16	10	(33)
Japan Government 10-Year Bond June Futures	06/2025	142	(131,027)	(707)	0	(956)
U.S. Treasury 10-Year Note June Futures	06/2025	984	(109,439)	(357)	0	(15)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	2,975	(339,522)	(2,053)	0	(279)
U.S. Treasury Long-Term Bond June Futures	06/2025	735	(86,202)	(1,277)	0	(138)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	356	(43,521)	15	0	(156)

				$(3,000)	$19	$(1,811)

Total Futures Contracts				$(2,771)	$339	$(1,975)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Boeing Co.	1.000%	Quarterly	12/20/2026	0.471%	$ 7,000	$86	$(22)	$64	$0	$(3)
Boeing Co.	1.000	Quarterly	06/20/2027	0.513	400	5	(1)	4	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.462	630	67	(18)	49	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2028	0.838	805	104	(1)	103	1	0

						$262	$(42)	$220	$1	$(4)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	47

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$92	$(1)	$1	$0	$0	$0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	2,145	139	(21)	118	1	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	500	26	1	27	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	2,200	53	(11)	42	0	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	1,000	19	0	19	0	0

					$236	$(30)	$206	$1	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	291,800	$(9,686)	$1,039	$(8,647)	$1,272	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		1,300	(6)	60	54	0	(11)
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		600	(2)	(13)	(15)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/10/2026		$275,600	320	(345)	(25)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026		239,700	3,630	4,716	8,346	21	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027		31,800	3,206	(1,620)	1,586	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		200	18	(9)	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		77,130	162	(340)	(178)	0	(71)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		1,600	(3)	(10)	(13)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030		5,500	0	55	55	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030		35,690	0	247	247	0	(48)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		11,000	0	63	63	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		7,300	0	26	26	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		6,000	0	17	17	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		24,600	0	52	52	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		11,600	0	23	23	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		24,100	0	2	2	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		22,200	0	(4)	(4)	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		15,800	0	(6)	(6)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		3,700	0	(2)	(2)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031		25,770	189	4,426	4,615	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		42,200	(44)	(16)	(60)	0	(78)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.800	Annual	12/31/2031		126,600	0	(995)	(995)	0	(239)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		22,780	(36)	107	71	0	(71)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		1,500	(6)	(9)	(15)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		2,900	(10)	(24)	(34)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		1,200	(4)	(6)	(10)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		2,500	(9)	(13)	(22)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		1,700	(6)	(13)	(19)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		2,800	(8)	(24)	(32)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		3,300	(9)	(49)	(58)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		5,000	(15)	(54)	(69)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		2,800	(8)	(20)	(28)	0	(9)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.800	Annual	07/14/2044		2,970	0	54	54	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		51,300	18,802	(294)	18,508	0	(270)
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		18,000	951	5,071	6,022	0	(105)
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053		13,900	4,933	11	4,944	0	(79)
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053		13,200	4,591	33	4,624	0	(72)
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		21,110	1,203	6,201	7,404	0	(115)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		18,800	553	670	1,223	0	(137)
Pay	1-Year BRL-CDI	10.768	Maturity	01/04/2027	BRL	682,100	0	(6,731)	(6,731)	204	0
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027		74,400	0	(554)	(554)	22	0
Pay	1-Year BRL-CDI	11.566	Maturity	01/04/2027		376,200	0	(2,719)	(2,719)	112	0
Receive	1-Year BRL-CDI	11.691	Maturity	01/04/2027		740,800	0	5,080	5,080	0	(219)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029	EUR	800	(1)	(6)	(7)	0	(1)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		3,600	(10)	111	101	14	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034	AUD	209,320	1,662	785	2,447	1,033	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	EUR	8,500	(766)	422	(344)	6	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		5,000	(391)	247	(144)	4	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		510	(1)	3	2	0	(1)
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030		1,200	(2)	8	6	0	(2)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		19,500	(282)	114	(168)	43	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		2,100	(7)	36	29	8	0
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		40	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		1,300	(3)	(50)	(53)	5	0

48	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month EUR-EURIBOR	2.400%	Annual	02/12/2035	EUR	1,300	$(4)	$34	$30	$0	$(5)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		700	(2)	(13)	(15)	3	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		1,100	(3)	(16)	(19)	5	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		800	(2)	(1)	(3)	3	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		1,000	(3)	(9)	(12)	4	0
Pay(5)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		600	(2)	(9)	(11)	0	(11)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		109,330	(3,775)	(605)	(4,380)	462	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		34,220	2,654	135	2,789	0	(270)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	29,200	(426)	(864)	(1,290)	0	(55)

							$27,342	$14,402	$41,744	$3,237	$(2,158)

Total Swap Agreements							$27,840	$14,330	$42,170	$3,239	$(2,162)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$339	$3,239	$3,578	$(109)	$(1,975)	$(2,162)	$(4,246)

(p)

Securities with an aggregate market value of $64,570 and cash of $7,778 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(q) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025		$34,326	AUD	54,261	$0	$(421)
	04/2025		1,610	JPY	241,962	6	(2)
	04/2025		6,536	SGD	8,738	0	(32)
	05/2025	AUD	54,261		$34,333	420	0
	05/2025	CNH	24,725		3,376	0	(36)
	05/2025	JPY	149,716		996	0	(6)
	05/2025	SGD	8,725		6,536	31	0
	05/2025		$12,500	CNH	90,519	5	(13)
	06/2025	CNH	71,804		$9,828	0	(107)
	06/2025		$4,324	CNH	31,204	0	(7)
	07/2025	CNH	45,047		$6,252	11	(2)
	08/2025		45,054		6,248	0	(11)
BOA	04/2025	CAD	6,439		4,467	0	(8)
	04/2025	IDR	247,632,211		14,965	85	0
	04/2025	NOK	294		26	0	(2)
	04/2025		$14,955	IDR	247,632,211	0	(75)
	04/2025		1,493	JPY	224,000	1	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	49

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$7,280	KRW	10,676,954	$0	$(33)
	05/2025	CNH	24,176		$3,303	0	(34)
	05/2025	HKD	10,966		1,412	0	0
	05/2025	IDR	16,225,244		974	2	0
	05/2025		$1,031	INR	88,572	3	0
	06/2025	CNH	38,288		$5,274	1	(24)
	06/2025	KRW	10,636,766		7,280	35	0
	06/2025		$2,118	CNH	15,304	0	(1)
	06/2025		198	KRW	286,604	0	(3)
	08/2025	CNH	23,234		$3,248	20	0
	08/2025	TWD	1,243		38	0	0
BPS	04/2025	AUD	13,925		8,814	113	0
	04/2025	BRL	313,501		54,607	0	(331)
	04/2025	CAD	5,644		3,923	1	0
	04/2025	EUR	128,144		134,369	0	(4,193)
	04/2025	IDR	345,780,163		20,852	75	0
	04/2025	KRW	20,475,751		14,200	301	0
	04/2025	SGD	2,099		1,577	15	0
	04/2025	TWD	1,806,135		55,024	647	0
	04/2025		$54,409	BRL	313,501	542	(13)
	04/2025		28,164	IDR	461,930,477	0	(419)
	04/2025		9,717	INR	843,890	144	0
	04/2025		6,410	JPY	956,018	1	(36)
	04/2025		6,697	KRW	9,749,108	0	(77)
	04/2025		155	NOK	1,624	0	0
	04/2025		2,581	SGD	3,458	0	(7)
	04/2025		28,995	TWD	953,432	0	(295)
	04/2025	ZAR	70,947		$3,879	13	0
	05/2025	CNH	85,486		11,763	3	(37)
	05/2025	IDR	48,940,140		2,942	9	0
	05/2025	JPY	53,432		357	0	(1)
	05/2025	NOK	1,624		155	0	0
	05/2025	SGD	3,453		2,581	7	0
	05/2025		$7,517	BRL	43,171	2	0
	05/2025		1,899	GBP	1,467	0	(4)
	05/2025		7,027	IDR	116,619,733	0	(37)
	05/2025		9,278	INR	795,893	11	0
	06/2025	CNH	112,343		$15,456	5	(92)
	06/2025	KRW	823,856		578	17	0
	06/2025	PLN	2,297		595	3	0
	06/2025		$14,159	PLN	54,865	44	(73)
	07/2025	TWD	236,729		$7,285	114	0
	08/2025		197,847		6,070	60	0
	10/2025	BRL	204,904		34,257	15	(130)
BRC	04/2025	GBP	2,607		3,371	4	0
	04/2025	IDR	143,343,684		8,677	64	0
	04/2025	INR	20,223		231	0	(6)
	04/2025	NOK	2,718		244	0	(15)
	04/2025	PEN	19,911		5,452	32	0
	04/2025	TRY	11,928		298	0	(7)
	04/2025	TWD	111,493		3,408	50	0
	04/2025		$2,980	CAD	4,270	0	(13)
	04/2025		13,372	IDR	220,299,807	0	(143)
	04/2025		598	ILS	2,195	0	(7)
	04/2025		236	INR	20,199	1	0
	04/2025		5,478	PEN	19,911	0	(58)
	04/2025		1,598	SGD	2,137	0	(8)
	04/2025		18,429	TRY	709,981	6	(190)
	05/2025	INR	20,257		$236	0	(1)
	05/2025	NOK	1,393		132	0	0
	05/2025		$2,405	TRY	94,572	0	(62)
	06/2025	PEN	101,029		$27,551	109	(5)
	06/2025	TRY	7,996		194	2	(1)
	06/2025		$864	PLN	3,347	0	(2)
	06/2025		13,696	TRY	545,250	0	(544)
	07/2025		2,473		112,406	164	0
	09/2025	PEN	19,984		$5,478	60	0
BSH	04/2025	AUD	42,364		26,840	369	0
	04/2025	PEN	60,022		15,943	0	(385)
	04/2025		$7,158	JPY	1,074,992	9	0
	05/2025	JPY	1,071,371		$7,158	0	(9)

50	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2025	PEN	54,337		$14,503	$0	$(254)
	06/2025		$5,777	PLN	22,274	0	(42)
	07/2025	PEN	7,097		$1,892	0	(35)
CBK	04/2025	BRL	132,076		23,253	108	0
	04/2025	CAD	20,399		14,222	47	(1)
	04/2025	CHF	1,406		1,599	10	0
	04/2025	CNY	293		41	0	0
	04/2025	DKK	2,088		294	0	(9)
	04/2025	DOP	56,987		915	17	0
	04/2025	IDR	144,144,954		8,687	33	0
	04/2025	ILS	23,153		6,352	123	0
	04/2025	INR	226,582		2,645	0	(6)
	04/2025	PEN	54,465		14,579	0	(243)
	04/2025	TWD	988,234		30,162	401	0
	04/2025		$23,001	BRL	132,076	144	0
	04/2025		59,266	CAD	84,444	3	(586)
	04/2025		41	CNY	293	0	0
	04/2025		5,029	EUR	4,654	3	0
	04/2025		14,495	IDR	238,280,552	0	(194)
	04/2025		10,175	INR	882,988	136	0
	04/2025		528	KRW	772,360	0	(3)
	04/2025		1,688	NZD	2,946	0	(15)
	04/2025		23,996	PEN	87,451	0	(202)
	04/2025		1,881	SEK	18,861	0	(4)
	04/2025		32,011	TWD	1,049,220	0	(414)
	05/2025	CAD	82,441		$57,961	585	0
	05/2025	IDR	57,601,788		3,468	16	0
	05/2025	NZD	2,946		1,689	15	0
	05/2025	SEK	18,826		1,881	4	0
	05/2025	THB	1		0	0	0
	05/2025		$41	CNY	293	0	0
	05/2025		2,823	EUR	2,603	0	(4)
	05/2025		7,002	IDR	116,329,882	0	(30)
	06/2025	CNH	22,616		$3,121	0	(8)
	06/2025	KRW	39,895,160		27,784	612	0
	06/2025	PEN	42,647		11,607	35	(14)
	06/2025		$1,926	CNH	13,902	0	(2)
	07/2025	TWD	403,788		$12,411	179	0
	07/2025		$23,253	BRL	134,676	0	(108)
	08/2025	PEN	57,470		$15,509	0	(83)
	08/2025	TWD	454,428		13,945	142	0
	09/2025	PEN	52,155		14,278	141	0
	12/2025		16,107		4,351	0	(7)

DUB	04/2025	CHF	18		20	0	0
	04/2025	ILS	28,492		7,814	149	0
	04/2025	JPY	6,350,000		43,165	829	0
	04/2025	NZD	25,264		14,431	87	0
	04/2025	SGD	1,410		1,052	3	(1)
	04/2025		$323	DKK	2,241	1	0
	04/2025		6,429	IDR	106,750,554	0	(25)
	04/2025		1,550	INR	133,332	7	0
	04/2025		3,340	SGD	4,472	0	(11)
	05/2025	DKK	2,237		$323	0	(1)
	05/2025	IDR	7,102,794		427	1	0
	05/2025	SGD	4,465		3,340	11	0
	06/2025	KRW	28,067,270		19,541	427	0

FAR	04/2025	BRL	60,391		10,512	0	(71)
	04/2025	CAD	7,949		5,536	12	0
	04/2025	CHF	34,881		39,132	0	(295)
	04/2025	DKK	3,317		468	0	(13)
	04/2025	ILS	24,884		6,854	160	0
	04/2025		$10,517	BRL	60,391	66	0
	04/2025		9,800	JPY	1,469,104	19	(24)
	04/2025		393	TWD	12,870	0	(5)
	04/2025	ZAR	651		$36	0	0
	05/2025	JPY	766,503		5,109	0	(19)
	05/2025		$3,189	CNH	23,003	0	(14)
	06/2025		10,512	BRL	61,159	70	0
	06/2025		10,427	PLN	40,308	0	(47)
	07/2025	CNH	22,915		$3,189	12	0
	08/2025	TWD	137,320		4,201	30	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	51

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
GLM	04/2025	BRL	536,319		$94,881	$1,226	$(329)
	04/2025	IDR	77,347,817		4,658	18	0
	04/2025	KRW	1,182,810		807	4	0
	04/2025	PEN	69,288		18,582	0	(266)
	04/2025	TRY	5,748		143	0	(4)
	04/2025		$92,684	BRL	536,319	1,301	0
	04/2025		8,600	IDR	141,525,453	0	(111)
	04/2025		7,389	KRW	10,847,295	0	(25)
	04/2025		24	TWD	780	0	0
	04/2025	ZAR	38,577		$2,114	13	0
	05/2025	CNH	23,507		3,210	0	(35)
	05/2025	IDR	27,678,021		1,660	1	0
	05/2025		$4,658	IDR	77,417,688	0	(18)
	06/2025	KRW	9,757,927		$6,669	23	0
	06/2025		$5,543	CNH	40,095	14	(10)
	06/2025		807	KRW	1,178,777	0	(4)
	06/2025		7,604	PLN	29,363	0	(43)
	07/2025	BRL	12,000		$2,005	0	(57)
	07/2025	DOP	29,123		454	2	0
	07/2025	TWD	42,460		1,305	19	0
	08/2025		773		24	0	0
	09/2025	PEN	17,258		4,709	29	0
	10/2025	BRL	275,717		45,338	0	(915)

IND	04/2025		$46	CHF	41	0	0
	04/2025		626	DKK	4,329	1	0
	05/2025	CHF	41		$46	0	0
	05/2025	DKK	4,321		626	0	(2)

JPM	04/2025	BRL	366,385		64,446	267	(26)
	04/2025	CAD	30,016		21,012	148	0
	04/2025	IDR	5,189,323		314	3	0
	04/2025	ILS	28,328		7,778	157	0
	04/2025	JPY	154,800		1,032	0	0
	04/2025	SGD	1,169		876	5	0
	04/2025	TRY	10,957		273	0	(8)
	04/2025	TWD	130,522		3,980	50	0
	04/2025		$1,276	AUD	2,028	0	(9)
	04/2025		63,806	BRL	366,385	400	0
	04/2025		8,903	CAD	12,804	11	(16)
	04/2025		140,439	EUR	130,200	346	0
	04/2025		1,775	IDR	29,181,724	0	(25)
	04/2025		8,987	INR	781,895	143	0
	04/2025		7,132	JPY	1,067,051	13	(31)
	04/2025		528	KRW	772,020	0	(3)
	04/2025		26,418	TWD	870,093	0	(215)
	05/2025	CNH	25,125		$3,440	0	(28)
	05/2025	EUR	126,209		136,351	0	(340)
	05/2025	IDR	18,582,829		1,119	6	0
	05/2025	JPY	314,765		2,093	0	(13)
	05/2025		$11,714	CNH	84,913	15	(10)
	05/2025		1,594	TRY	70,841	186	0
	06/2025	CNH	24,866		$3,407	0	(33)
	06/2025	MXN	44,903		2,176	4	0
	06/2025		$59,587	BRL	342,848	0	(269)
	06/2025		421	MXN	8,649	0	(2)
	06/2025		15,985	PLN	61,915	13	(54)
	06/2025		1,928	TRY	76,322	0	(67)
	07/2025	CNH	43,415		$6,015	4	(6)
	07/2025	TWD	232,097		7,137	106	0
	07/2025		$4,752	BRL	27,805	26	0
	08/2025	CNH	41,109		$5,698	2	(14)
	08/2025	TWD	770,633		23,546	138	0

MBC	04/2025	CAD	3,546		2,465	1	0
	04/2025	CHF	14,496		16,345	0	(40)
	04/2025	EUR	6,710		7,251	15	(19)
	04/2025	SEK	18,928		1,796	1	(88)
	04/2025	SGD	9,952		7,450	42	0
	04/2025	TWD	187,115		5,784	149	0
	04/2025		$2,940	CAD	4,217	0	(9)
	04/2025		57,460	CHF	50,760	0	(85)
	04/2025		17	DKK	119	0	0

52	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$4,847	GBP	3,747	$0	$(7)
	04/2025		3,180	INR	275,887	43	0
	04/2025		6,870	TWD	225,676	0	(73)
	04/2025	ZAR	87,580		$4,791	20	0
	05/2025	CAD	27		19	0	0
	05/2025	CHF	50,578		57,460	85	0
	05/2025	CNH	39,837		5,492	2	(8)
	05/2025	DKK	119		17	0	0
	05/2025	IDR	11,104,247		668	2	0
	05/2025	JPY	1,077,819		7,178	1	(33)
	05/2025	THB	3,616		108	1	0
	05/2025		$5,777	CNH	41,879	8	(5)
	06/2025	KRW	6,095,970		$4,237	84	0
	06/2025		$3,215	PLN	12,409	0	(21)
	07/2025	CNH	20,813		$2,888	3	0
	07/2025	TWD	115,892		3,556	45	0
	08/2025	CNH	197,651		27,500	73	(30)
	08/2025	TWD	108,422		3,314	20	0

MYI	04/2025	CAD	62,167		43,672	470	0
	04/2025	DKK	1,284		179	0	(7)
	04/2025	GBP	9,736		12,337	0	(240)
	04/2025	SGD	4,173		3,118	12	0
	04/2025		$1,516	TWD	49,555	0	(23)
	04/2025	ZAR	294,791		$16,126	65	0
	05/2025	IDR	10,352,147		622	2	0
	06/2025	CNH	12,686		1,749	0	(6)
	06/2025		$516	PLN	2,048	11	0

NGF	06/2025	KRW	12,534,118		$8,797	262	0

RBC	04/2025	CAD	6,115		4,238	2	(13)

RYL	06/2025	CNH	29		4	0	0

SCX	04/2025	NZD	349		199	1	0
	04/2025	PEN	31,233		8,246	0	(252)
	04/2025	TWD	99,105		3,054	69	0
	04/2025		$5,843	IDR	95,601,621	0	(110)
	04/2025		5,178	JPY	765,654	3	(76)
	04/2025		528	KRW	771,199	0	(4)
	04/2025		12,995	NZD	22,667	0	(125)
	04/2025		1,988	TWD	65,393	0	(18)
	05/2025	CNH	31,800		$4,411	23	0
	05/2025	IDR	4,335,867		261	1	0
	05/2025	JPY	82,476		549	0	(3)
	05/2025	NZD	22,667		13,004	125	0
	06/2025	CNH	5,790		798	0	(4)
	06/2025		$180	MXN	3,688	0	(2)
	06/2025		5,450	PEN	19,914	0	(40)
	08/2025	TWD	64,852		$1,988	18	0

SSB	04/2025	PEN	24,019		6,320	0	(215)
	04/2025		$4,539	CAD	6,524	0	(6)
	04/2025		11,117	GBP	8,596	0	(12)
	05/2025	GBP	8,596		$11,116	12	0
	08/2025	TWD	5,557		170	1	0

UAG	04/2025	IDR	20,344,195		1,226	4	0
	04/2025	TRY	22		1	0	0
	04/2025		$1,275	IDR	21,118,733	0	(7)
	04/2025		4,626	JPY	688,264	0	(37)
	04/2025		131	ZAR	2,380	0	(1)
	05/2025		1,226	IDR	20,372,806	0	(5)
	06/2025		721	PLN	2,782	0	(4)

Total Forward Foreign Currency Contracts						$14,640	$(15,424)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	53

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255%	08/16/2039	31,900	$3,054	$2,566
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.255	08/16/2039	31,900	3,054	3,519

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	10/30/2025	332,200	1,781	1,312

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	08/01/2025	722,600	4,408	1,740

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.808	07/31/2034	14,700	1,289	1,122
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.808	07/31/2034	14,700	1,289	1,384

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.800	07/12/2034	29,700	2,567	2,245
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.800	07/12/2034	29,700	2,567	2,789

Total Purchased Options							$20,009	$16,677

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000%	07/16/2025	4,400	$(4)	$(5)

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	3,300	(4)	(4)

						$(8)	$(9)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400%	04/07/2025	2,100	$(4)	$(5)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	2,100	(4)	0

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	1,100	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	1,100	(4)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	700	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	700	(3)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	1,100	(4)	(3)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	1,100	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	1,000	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	1,000	(3)	(5)

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	332,200	(678)	(379)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	332,200	(1,109)	(700)

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.750	08/01/2025	722,600	(1,662)	(267)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.250	08/01/2025	722,600	(2,746)	(670)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	04/24/2025	3,300	(12)	(24)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	3,300	(12)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	900	(4)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	900	(4)	(3)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	2,000	(9)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	2,000	(9)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	2,900	(13)	(15)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	2,900	(13)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	4,100	(16)	(26)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	4,100	(16)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	900	(3)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	900	(3)	(2)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	2,700	(12)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	2,700	(12)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	1,300	(5)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	1,300	(5)	0

NGF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.530	04/17/2025	1,800	(7)	(5)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/17/2025	1,800	(7)	(2)

							$(6,393)	$(2,165)

Total Written Options							$(6,401)	$(2,174)

54	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	1.326%	$ 700	$(6)	$3	$0	$(3)

JPM	Hochtief AG	5.000	Quarterly	12/20/2026	0.258	EUR 5,900	1,406	(879)	527	0

							$1,400	$(876)	$527	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$900	$(26)	$27	$1	$0

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	18,100	(628)	642	14	0

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	12,100	(424)	433	9	0

						$(1,078)	$1,102	$24	$0

Total Swap Agreements						$322	$226	$551	$(3)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$473	$0	$0	$473	$(637)	$0	$0	$(637)	$(164)	$0	$(164)
BOA	147	6,085	0	6,232	(180)	0	0	(180)	6,052	193	6,245
BPS	2,142	0	0	2,142	(5,745)	(5)	0	(5,750)	(3,608)	4,189	581
BRC	492	0	0	492	(1,062)	(14)	0	(1,076)	(584)	1,140	556
BSH	378	0	0	378	(725)	0	0	(725)	(347)	803	456
CBK	2,754	0	0	2,754	(1,933)	0	0	(1,933)	821	3	824
DUB	1,515	1,312	0	2,827	(38)	(1,079)	0	(1,117)	1,710	(1,560)	150
FAR	369	1,740	0	2,109	(488)	(973)	0	(1,461)	648	(200)	448
GLM	2,650	0	0	2,650	(1,817)	(70)	0	(1,887)	763	(865)	(102)
GST	0	0	1	1	0	0	(3)	(3)	(2)	0	(2)
IND	1	0	0	1	(2)	0	0	(2)	(1)	0	(1)
JPM	2,043	2,506	527	5,076	(1,169)	(5)	0	(1,174)	3,902	(752)	3,150
MBC	595	0	0	595	(418)	0	0	(418)	177	0	177
MYC	0	5,034	14	5,048	0	(17)	0	(17)	5,031	0	5,031
MYI	560	0	0	560	(276)	0	0	(276)	284	0	284
NGF	262	0	0	262	0	(7)	0	(7)	255	0	255
RBC	2	0	0	2	(13)	(4)	0	(17)	(15)	0	(15)
SCX	240	0	0	240	(634)	0	0	(634)	(394)	345	(49)
SSB	13	0	0	13	(233)	0	0	(233)	(220)	263	43
UAG	4	0	9	13	(54)	0	0	(54)	(41)	0	(41)

Total Over the Counter	$14,640	$16,677	$551	$31,868	$(15,424)	$(2,174)	$(3)	$(17,601)

(r)

Securities with an aggregate market value of $6,936 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	55

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$339	$339
Swap Agreements	0	2	0	0	3,237	3,239

	$0	$2	$0	$0	$3,576	$3,578

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14,640	$0	$14,640
Purchased Options	0	0	0	0	16,677	16,677
Swap Agreements	0	551	0	0	0	551

	$0	$551	$0	$14,640	$16,677	$31,868

	$0	$553	$0	$14,640	$20,253	$35,446

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$109	$109
Futures	100	0	0	0	1,875	1,975
Swap Agreements	0	4	0	0	2,158	2,162

	$100	$4	$0	$0	$4,142	$4,246

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$15,424	$0	$15,424
Written Options	0	9	0	0	2,165	2,174
Swap Agreements	0	3	0	0	0	3

	$0	$12	$0	$15,424	$2,165	$17,601

	$100	$16	$0	$15,424	$6,307	$21,847

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$592	$592
Futures	0	0	0	0	9,965	9,965
Swap Agreements	0	(2,565)	0	0	(10,892)	(13,457)

	$0	$(2,565)	$0	$0	$(335)	$(2,900)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$27,630	$0	$27,630
Purchased Options	0	0	0	424	556	980
Written Options	0	0	0	164	2,801	2,965
Swap Agreements	0	1,333	(170)	0	0	1,163

	$0	$1,333	$(170)	$28,218	$3,357	$32,738

	$0	$(1,232)	$(170)	$28,218	$3,022	$29,838

56	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(46)	$(46)
Futures	(979)	0	0	0	5,175	4,196
Swap Agreements	0	456	0	0	3,662	4,118

	$(979)	$456	$0	$0	$8,791	$8,268

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,604)	$0	$(4,604)
Purchased Options	0	0	0	0	(3,332)	(3,332)
Written Options	0	0	0	(136)	3,997	3,861
Swap Agreements	0	(1,019)	0	0	0	(1,019)

	$0	$(1,019)	$0	$(4,740)	$665	$(5,094)

	$(979)	$(563)	$0	$(4,740)	$9,456	$3,174

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$28,441	$9,587	$38,028
Corporate Bonds & Notes
Banking & Finance	0	290,602	4,325	294,927
Industrials	0	149,801	0	149,801
Utilities	0	51,172	0	51,172
Convertible Bonds & Notes
Industrials	0	7,500	0	7,500
Municipal Bonds & Notes
California	0	2,072	0	2,072
Illinois	0	938	0	938
West Virginia	0	4,160	0	4,160
U.S. Government Agencies	0	2,044,033	0	2,044,033
U.S. Treasury Obligations	0	316,998	0	316,998
Non-Agency Mortgage-Backed Securities	0	167,804	3,931	171,735
Asset-Backed Securities
Home Equity Other	0	183,898	0	183,898
Home Equity Sequential	0	2,522	0	2,522
Manufacturing House Sequential	0	2,656	0	2,656
Whole Loan Collateral	0	25,984	0	25,984
Other ABS	0	123,351	0	123,351
Sovereign Issues	0	407,486	0	407,486
Common Stocks
Financials	0	0	762	762
Convertible Preferred Securities
Banking & Finance	4,203	0	0	4,203
Preferred Securities
Banking & Finance	0	5,738	0	5,738
Short-Term Instruments
Commercial Paper	0	69,563	0	69,563
Mutual Funds	0	2,010	0	2,010
Repurchase Agreements	0	441,896	0	441,896
U.S. Treasury Bills	0	2,852	0	2,852

	$4,203	$4,331,477	$18,605	$4,354,285

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$652,048	$0	$0	$652,048

Total Investments	$656,251	$4,331,477	$18,605	$5,006,333

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	0	(35,567)	0	(35,567)
U.S. Government Agencies	0	(115,265)	0	(115,265)

	$0	$(150,832)	$0	$(150,832)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	339	3,239	0	3,578
Over the counter	0	31,868	0	31,868

	$339	$35,107	$0	$35,446

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,323)	(2,923)	0	(4,246)
Over the counter	0	(17,601)	0	(17,601)

	$(1,323)	$(20,524)	$0	$(21,847)

Total Financial Derivative Instruments	$(984)	$14,583	$0	$13,599

Totals	$655,267	$4,195,228	$18,605	$4,869,100

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	57

Schedule of Investments	PIMCO Extended Duration Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 224.8%

U.S. GOVERNMENT AGENCIES 15.6%

Fannie Mae
0.000% due 11/15/2030 (d)	$400	$315
2.242% due 01/25/2031 ~(a)	2,237	140
3.000% due 07/25/2043	534	444
5.000% due 08/25/2033	16	16
5.500% due 04/25/2033 - 08/25/2035	24	24
6.000% due 12/25/2034	338	349

Freddie Mac
0.000% due 01/15/2031 - 07/15/2031 (a)	500	385
0.000% due 03/15/2031 - 07/15/2032 (d)	9,300	7,033
0.000% due 01/15/2041 (b)(d)	2,396	1,905
3.000% due 04/15/2053	1,658	1,352
4.000% due 09/15/2054	910	821
4.446% due 11/25/2052 ~	4,485	4,054
6.000% due 06/15/2035	545	568

Ginnie Mae
5.500% due 10/20/2037	236	239

Ginnie Mae, TBA
4.000% due 04/01/2055 - 05/01/2055	11,100	10,392
4.500% due 05/01/2055	2,100	2,014

Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 (a)	800	695
0.000% due 04/15/2030 (d)	4,100	3,329

Tennessee Valley Authority
4.625% due 09/15/2060	1,000	894

U.S. Small Business Administration
5.290% due 12/01/2027	13	13

Uniform Mortgage-Backed Security
4.000% due 08/01/2048	34	32

Uniform Mortgage-Backed Security, TBA
5.000% due 04/01/2055	3,100	3,039
6.000% due 05/01/2055 - 06/01/2055	29,500	29,914
6.500% due 06/01/2055	1,700	1,750

Total U.S. Government Agencies (Cost $71,172)		69,717

U.S. TREASURY OBLIGATIONS 198.0%

U.S. Treasury Bonds
2.250% due 02/15/2052 (h)	5,500	3,471
2.750% due 11/15/2047	1	1
3.000% due 11/15/2044 (h)	80	63
3.625% due 02/15/2053 (h)	1,200	1,011
3.625% due 05/15/2053 (h)	15,300	12,892
4.000% due 11/15/2052 (h)	1,900	1,714
4.250% due 02/15/2054 (h)	49,300	46,465
4.250% due 08/15/2054 (h)	38,700	36,541
4.500% due 11/15/2054 (h)	59,100	58,250
4.625% due 02/15/2055 (h)	40,800	41,081
4.750% due 02/15/2045 (h)	16,800	17,110

U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2032 (h)	6,531	5,913
0.625% due 07/15/2032 (h)	11,259	10,515
1.125% due 01/15/2033 (h)	9,042	8,666
1.750% due 01/15/2034 (h)	7,646	7,636

U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)	31,800	21,478
0.000% due 08/15/2034 (a)(h)	76,520	51,066
0.000% due 11/15/2034 (a)(j)	34,600	22,807
0.000% due 08/15/2035 (a)(j)	6,870	4,364
0.000% due 05/15/2036 (a)	52,000	31,823
0.000% due 11/15/2036 (a)(h)	76,900	45,904
0.000% due 05/15/2037 (a)	54,350	31,574
0.000% due 08/15/2037 (a)	9,100	5,215
0.000% due 05/15/2041 (a)	160	75
0.000% due 08/15/2041 (a)	120	55
0.000% due 08/15/2041 (d)	14,800	7,083
0.000% due 11/15/2041 (a)	60	27
0.000% due 02/15/2042 (d)(j)	9,500	4,420
0.000% due 05/15/2042 (d)(j)	9,700	4,447
0.000% due 08/15/2042 (a)	690	302

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 11/15/2042 (a)	$120	$52
0.000% due 05/15/2043 (d)	16,610	7,210
0.000% due 08/15/2043 (d)	75,900	32,587
0.000% due 02/15/2044 (d)	51,400	21,473
0.000% due 05/15/2044 (d)	88,500	36,496
0.000% due 08/15/2044 (d)(j)	1,500	610
0.000% due 11/15/2044 (d)(j)	4,800	1,925
0.000% due 02/15/2045 (d)(j)	5,200	2,061
0.000% due 05/15/2045 (d)(j)	7,750	3,037
0.000% due 08/15/2046 (d)(j)	3,500	1,288
0.000% due 05/15/2048 (d)	77,000	25,898
0.000% due 08/15/2048 (d)(h)	153,800	51,132
0.000% due 11/15/2048 (d)(h)	172,400	56,660
0.000% due 02/15/2049 (d)	120,600	39,150
0.000% due 08/15/2049 (d)	72,300	22,986
0.000% due 11/15/2049 (d)(h)	155,500	48,901
0.000% due 08/15/2050 (d)(h)	161,100	49,281

Total U.S. Treasury Obligations (Cost $1,255,363)		882,716

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%

1166 Avenue of the Americas Commercial Mortgage Trust
5.690% due 10/13/2037	3,000	2,653

Bear Stearns ALT-A Trust
5.043% due 09/25/2035 •	98	57

Benchmark Mortgage Trust
5.724% due 04/15/2058 (c)	1,200	1,240

Countrywide Home Loan Mortgage Pass-Through Trust
4.933% due 09/25/2047 •	70	65

GS Mortgage Securities Trust
3.602% due 10/10/2049 ~	1,800	1,573

JP Morgan Chase Commercial Mortgage Securities Trust
5.817% due 12/15/2031 ~	686	671

JP Morgan Mortgage Trust
5.335% due 12/25/2049 ~	60	57
6.382% due 07/25/2035 ~	12	12

New Residential Mortgage Loan Trust
2.750% due 11/25/2059 •	1,325	1,266

RCKT Mortgage Trust
5.553% due 03/25/2055 «þ	800	800

Structured Adjustable Rate Mortgage Loan Trust
4.755% due 10/25/2035 •	209	198

WaMu Mortgage Pass-Through Certificates Trust
5.365% due 01/25/2047 •	65	62
6.135% due 10/25/2046 •	2	2

Total Non-Agency Mortgage-Backed Securities (Cost $9,765)		8,656

ASSET-BACKED SECURITIES 4.9%

AUTOMOBILE SEQUENTIAL 0.3%

Avis Budget Rental Car Funding AESOP LLC
6.020% due 02/20/2030	1,400	1,464

CMBS OTHER 0.9%

ACREC Ltd.
5.581% due 10/16/2036 •	709	709

Arbor Realty Commercial Real Estate Notes Ltd.
5.799% due 01/15/2037 •	1,256	1,258

BDS Ltd.
5.781% due 12/16/2036 ~	412	413

Fortress Credit Investments Ltd.
6.192% due 02/23/2039 •	418	410

Lument Finance Trust, Inc.
5.604% due 06/15/2039 •	951	951

MF1 LLC
6.467% due 06/19/2037 ~	494	494

		4,235

HOME EQUITY OTHER 1.4%

ACE Securities Corp. Home Equity Loan Trust
5.230% due 01/25/2035 •	$3,507	$3,334

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CIT Mortgage Loan Trust
6.685% due 10/25/2037 •		$1,693	$1,716

MASTR Asset-Backed Securities Trust
5.260% due 10/25/2034 ~		1,053	1,025

			6,075

OTHER ABS 2.3%

37 Capital CLO Ltd.
5.386% due 04/15/2035 •		1,000	996

Black Diamond CLO DAC
3.536% due 05/15/2032 •	EUR	1,353	1,465

College Avenue Student Loans LLC
6.240% due 05/25/2055 •		$708	725

ECMC Group Student Loan Trust
5.204% due 02/27/2068 •		347	345

Neuberger Berman Loan Advisers CLO Ltd.
5.360% due 07/17/2036 •		1,000	1,000

OFSI BSL X Ltd.
5.563% due 04/20/2034 •		1,000	1,000

OZLM Ltd.
5.493% due 10/20/2031 ~		622	622

Saranac CLO Ltd.
5.699% due 08/13/2031 ~		676	676

Trysail CLO Ltd.
5.532% due 10/20/2033 ~		1,000	998

Venture CLO Ltd.
5.545% due 07/20/2030 ~		537	537
5.685% due 04/20/2032 •		1,848	1,849

			10,213

Total Asset-Backed Securities (Cost $22,001)			21,987

SOVEREIGN ISSUES 4.1%

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	1,000	736

Japan Government International Bond
2.000% due 12/20/2044	JPY	500,000	3,231
2.300% due 12/20/2054		380,000	2,439

Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	16,170	690
3.000% due 12/03/2026 (f)		2,442	115
4.000% due 11/30/2028 (f)		10,022	474
6.338% due 05/04/2053		$700	638

Peru Government International Bond
6.150% due 08/12/2032	PEN	6,400	1,750
6.950% due 08/12/2031		5,200	1,514

Republic of South Africa Government International Bond
8.250% due 03/31/2032	ZAR	7,800	391
8.500% due 01/31/2037		11,300	513
8.875% due 02/28/2035		112,600	5,498

United Kingdom Gilt
4.375% due 07/31/2054	GBP	200	224

Total Sovereign Issues (Cost $18,916)			18,213

		SHARES
SHORT-TERM INSTRUMENTS 0.3%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (g)		695,326	695

		PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
4.294% due 06/26/2025 (d)(e)		$261	258

Total Short-Term Instruments (Cost $953)			953

Total Investments in Securities (Cost $1,378,170)			1,002,242

58	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 2.7%

SHORT-TERM INSTRUMENTS 2.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.7%

PIMCO Short-Term Floating NAV Portfolio III	1,236,093	$12,032

Total Short-Term Instruments (Cost $12,032)		12,032

Total Investments in Affiliates (Cost $12,032)		12,032

Total Investments 227.5% (Cost $1,390,202)		$1,014,274

Financial Derivative Instruments (i)(k) (0.4)% (Cost or Premiums, net $(2,286))		(1,995)

Other Assets and Liabilities, net (127.1)%		(566,403)

Net Assets 100.0%		$445,876

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOO	4.440%	04/01/2025	04/02/2025	$(28,879)	$(28,879)
	4.480	03/31/2025	04/01/2025	(275,369)	(275,369)
BSN	4.430	03/17/2025	04/21/2025	(96,683)	(96,862)
JPS	4.440	03/20/2025	04/03/2025	(37,929)	(37,985)
	4.440	03/24/2025	04/07/2025	(5,670)	(5,675)
	4.470	03/31/2025	04/03/2025	(12,828)	(12,830)
	4.480	03/27/2025	04/03/2025	(988)	(989)
	4.490	03/31/2025	04/03/2025	(59,322)	(59,329)

Total Reverse Repurchase Agreements					$(517,918)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions
BCY	4.480%	03/25/2025	04/01/2025	$(28,687)	$(28,712)

Total Sale-Buyback Transactions					$(28,712)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	59

Schedule of Investments	PIMCO Extended Duration Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOO	$0	$(304,248)	$0	$(304,248)	$276,024	$(28,224)
BSN	0	(96,862)	0	(96,862)	97,272	410
JPS	0	(116,808)	0	(116,808)	115,921	(887)

Master Securities Forward Transaction Agreement
BCY	0	0	(28,712)	(28,712)	28,897	185

Total Borrowings and Other Financing Transactions	$0	$(517,918)	$(28,712)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(275,369)	$(213,670)	$0	$0	$(489,039)

Total	$(275,369)	$(213,670)	$0	$0	$(489,039)

Sale-Buyback Transactions
U.S. Treasury Obligations	(28,712)	0	0	0	(28,712)

Total	$(28,712)	$0	$0	$0	$(28,712)

Total Borrowings	$(304,081)	$(213,670)	$0	$0	$(517,751)

Payable for reverse repurchase agreements and sale-buyback financing transactions(3)					$(517,751)

(h)	Securities with an aggregate market value of $517,535 and cash of $579 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(605,704) at a weighted average interest rate of 5.059%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Unsettled reverse repurchase agreements liability of $(28,879) is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	8	$8	$(2)	$(1)
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	10	10	(3)	(1)
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	54	54	(15)	(12)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	8	8	(3)	(4)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	10	10	(3)	(5)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	54	54	(17)	(20)

Total Written Options					$(43)	$(43)

60	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Long Gilt June Futures	06/2025	12	$	1,421	$(14)	$15	$0
U.S. Treasury 2-Year Note June Futures	06/2025	223		46,199	306	13	0
U.S. Treasury 5-Year Note June Futures	06/2025	597		64,569	835	49	0
U.S. Treasury 10-Year Note June Futures	06/2025	975		108,438	2,139	206	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	448		54,768	1,080	469	0

					$4,346	$752	$0

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Japan Government 10-Year Bond June Futures	06/2025	17	$	(15,686)	$(38)	$0	$(115)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	3,537		(403,660)	(3,651)	0	(1,354)
U.S. Treasury Long-Term Bond June Futures	06/2025	1,709		(200,434)	(3,695)	0	(1,041)

					$(7,384)	$0	$(2,510)

Total Futures Contracts					$(3,038)	$752	$(2,510)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	8,500	$(232)	$(20)	$(252)	$37	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	$	97,300	(396)	963	567	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/31/2028		3,340	14	(25)	(11)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		13,400	21	44	65	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		7,200	(310)	95	(215)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031		8,000	0	162	162	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		10,200	(90)	140	50	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031		14,900	1	371	372	0	(23)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031		40,540	(837)	(115)	(952)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034		1,400	(5)	(44)	(49)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	10/17/2034		300	(1)	(9)	(10)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034		1,200	(3)	(32)	(35)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		1,000	(3)	(25)	(28)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034		1,000	(3)	(23)	(26)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034		800	(3)	(17)	(20)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034		1,500	(5)	(38)	(43)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034		800	(3)	(21)	(24)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034		700	(3)	(13)	(16)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		1,400	(5)	(25)	(30)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		400	(1)	9	8	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		1,400	(4)	22	18	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		2,100	(6)	40	34	7	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		4,200	(12)	96	84	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		850	(3)	(6)	(9)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		1,200	(4)	(10)	(14)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		1,200	(4)	(7)	(11)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		900	(3)	(7)	(10)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		800	(2)	(7)	(9)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		3,300	(9)	(48)	(57)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		900	(3)	(9)	(12)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051		9,100	(387)	3,627	3,240	0	(47)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053		11,600	(195)	4,484	4,289	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	2.330	Semi-Annual	10/25/2053		3,760	229	911	1,140	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.956	Annual	11/15/2054		2,700	0	(72)	(72)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.809	Annual	02/15/2055		1,400	0	(2)	(2)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.814	Annual	02/15/2055		2,400	0	(6)	(6)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.846	Annual	02/15/2055		600	0	(5)	(5)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.872	Annual	02/15/2055		1,900	0	(25)	(25)	0	(15)
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027	BRL	72,100	0	(976)	(976)	22	0
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		65,600	0	(883)	(883)	20	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	61

Schedule of Investments	PIMCO Extended Duration Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	9.842%	Maturity	01/04/2027	BRL	1,700	$0	$(23)	$(23)	$1	$0
Receive	1-Year BRL-CDI	14.003	Maturity	01/04/2027		139,400	0	189	189	0	(41)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	1,500	(2)	49	47	2	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		300	0	11	11	1	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		1,800	(3)	63	60	3	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		1,800	(3)	66	63	3	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		1,800	(3)	80	77	3	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		1,100	(2)	(38)	(40)	0	(2)
Receive	3-Month EUR-EURIBOR	2.700	Annual	08/13/2029		1,400	(2)	(40)	(42)	0	(2)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		900	(2)	(8)	(10)	0	(4)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		1,300	(4)	38	34	0	(5)
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		1,000	(3)	(22)	(25)	4	0
Pay(1)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	14,000	(133)	207	74	37	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029	EUR	2,700	(5)	16	11	0	(5)
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		2,000	(5)	52	47	0	(8)
Pay(1)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		900	(2)	(14)	(16)	0	(16)
Pay(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		9,180	(391)	23	(368)	39	0
Receive(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		7,910	630	15	645	0	(62)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034	CAD	1,000	2	(20)	(18)	0	(2)

Total Swap Agreements							$(2,195)	$9,138	$6,943	$234	$(448)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$752	$234	$986	$(43)	$(2,510)	$(448)	$(3,001)

(j)

Securities with an aggregate market value of $16,485 and cash of $4,324 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025		$2,554	AUD	4,037	$0	$(31)
	04/2025		195	JPY	29,248	0	0
	04/2025		35	SGD	47	0	0
	05/2025	AUD	4,037		$2,554	31	0
	05/2025	CNH	1,493		204	0	(2)
	05/2025	JPY	10,393		69	0	0
	05/2025	SGD	47		35	0	0
	05/2025		$767	CNH	5,550	0	(1)
	06/2025	CNH	3,354		$459	0	(5)
	07/2025		2,762		383	1	0
	08/2025		2,763		383	0	(1)

BOA	04/2025	KRW	150,379		103	0	0
	05/2025	CNH	1,460		199	0	(2)
	05/2025	IDR	694,673		42	0	0
	05/2025		$49	INR	4,218	0	0
	06/2025	CNH	7,108		$982	0	(1)
	06/2025		$103	KRW	149,813	0	(1)
	08/2025	TWD	73		$2	0	0

BPS	04/2025	BRL	1,164		200	0	(4)
	04/2025	EUR	1,577		1,654	0	(52)
	04/2025	IDR	3,043,157		184	1	0
	04/2025	ILS	320		87	1	0
	04/2025	TWD	39,815		1,213	14	0

62	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$203	BRL	1,164	$1	$0
	04/2025		225	GBP	178	5	0
	04/2025		555	IDR	9,109,476	0	(8)
	04/2025		456	INR	39,600	7	0
	04/2025		1,266	JPY	188,844	0	(7)
	04/2025		504	KRW	731,167	0	(8)
	04/2025		23	SGD	30	0	0
	04/2025		918	TWD	30,057	0	(12)
	04/2025	ZAR	2,365		$129	0	0
	05/2025	CNH	5,220		718	0	(2)
	05/2025	IDR	2,046,040		123	0	0
	05/2025	JPY	3,709		25	0	0
	05/2025	SGD	30		23	0	0
	05/2025		$157	IDR	2,602,127	0	(1)
	05/2025		442	INR	37,900	1	0
	06/2025	CNH	3,772		$517	0	(5)
	06/2025	KRW	28,349		20	1	0
	06/2025	PLN	768		199	1	0
	06/2025		$1,389	PLN	5,393	7	(7)
	07/2025	TWD	14,753		$454	7	0
	08/2025		15,118		464	5	0

BRC	04/2025	INR	1,205		14	0	0
	04/2025	TRY	1,125		28	0	(1)
	04/2025		$318	IDR	5,205,721	0	(6)
	04/2025		14	INR	1,204	0	0
	04/2025		1,565	TRY	60,481	0	(20)
	05/2025	INR	1,207		$14	0	0
	05/2025	TRY	4,390		111	0	0
	05/2025		$1,668	TRY	65,747	0	(46)
	06/2025	TRY	17,556		$418	0	(2)
	06/2025		$54	PLN	208	0	0
	06/2025		848	TRY	34,224	0	(34)

BSH	04/2025	AUD	4,037		$2,558	35	0
	04/2025		$662	JPY	99,451	1	0
	05/2025	JPY	99,116		$662	0	(1)
	06/2025		$373	PLN	1,436	0	(3)

CBK	04/2025	IDR	4,274,301		$258	1	0
	04/2025	ILS	651		179	3	0
	04/2025	INR	17,426		204	0	0
	04/2025	TWD	73,477		2,244	32	0
	04/2025		$3,734	CAD	5,319	0	(38)
	04/2025		282	EUR	259	0	(2)
	04/2025		695	IDR	11,376,895	0	(12)
	04/2025		573	INR	49,590	7	0
	04/2025		22	KRW	32,181	0	0
	04/2025		1,649	TWD	54,135	0	(19)
	05/2025	CAD	5,311		$3,734	38	0
	05/2025	IDR	2,504,428		151	1	0
	05/2025	THB	183		5	0	0
	05/2025		$156	IDR	2,595,672	0	(1)
	06/2025	CNH	1,277		$176	0	0
	06/2025	KRW	1,963,286		1,366	29	0
	06/2025		$80	CNH	579	0	0
	07/2025	TWD	23,837		$733	11	0
	08/2025	PEN	12,062		3,231	0	(42)
	08/2025	TWD	33,013		1,013	10	0

DUB	04/2025	ILS	657		181	4	0
	04/2025	NZD	234		135	2	0
	04/2025	SGD	1		1	0	0
	04/2025		$280	IDR	4,647,488	0	(1)
	04/2025		65	INR	5,614	0	0
	04/2025		134	NZD	234	0	(1)
	04/2025		18	SGD	24	0	0
	05/2025	IDR	304,924		$18	0	0
	05/2025	SGD	24		18	0	0
	05/2025		$135	NZD	234	0	(2)
	06/2025	KRW	3,228,783		$2,248	50	0

FAR	04/2025	CHF	2,678		3,004	0	(23)
	04/2025	ILS	917		253	6	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	63

Schedule of Investments	PIMCO Extended Duration Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$1,435	JPY	214,753	$2	$(5)
	04/2025		33	TWD	1,073	0	0
	05/2025	JPY	70,911		$473	0	(2)
	05/2025		$196	CNH	1,410	0	(1)
	06/2025		729	PLN	2,819	0	(3)
	07/2025	CNH	1,405		$195	1	0

GLM	04/2025	BRL	27,577		4,802	0	(30)
	04/2025	IDR	3,367,411		203	1	0
	04/2025	KRW	228,943		156	1	0
	04/2025	TRY	551		14	0	0
	04/2025		$4,783	BRL	27,577	49	0
	04/2025		462	IDR	7,600,292	0	(6)
	04/2025		30	KRW	43,851	0	0
	05/2025	CNH	1,419		$194	0	(2)
	05/2025	IDR	1,203,389		72	0	0
	05/2025		$203	IDR	3,370,453	0	(1)
	06/2025		232	CNH	1,681	1	0
	06/2025		156	KRW	228,111	0	(1)
	06/2025		473	PLN	1,825	0	(3)
	07/2025	TWD	3,533		$109	2	0

JPM	04/2025	IDR	1,010,775		61	1	0
	04/2025	ILS	1,214		333	6	0
	04/2025	SGD	8		6	0	0
	04/2025	TRY	1,063		26	0	(1)
	04/2025	TWD	6,745		206	3	0
	04/2025		$1,192	EUR	1,105	3	0
	04/2025		124	IDR	2,040,562	0	(2)
	04/2025		419	INR	36,467	7	0
	04/2025		1,179	JPY	176,034	1	(6)
	04/2025		22	KRW	32,167	0	0
	04/2025		737	TWD	24,163	0	(9)
	04/2025	ZAR	1,284		$70	0	0
	05/2025	CNH	1,517		208	0	(2)
	05/2025	EUR	1,105		1,194	0	(3)
	05/2025	IDR	801,508		48	0	0
	05/2025	JPY	21,851		145	0	(1)
	05/2025	TRY	8,729		200	0	(20)
	05/2025		$718	CNH	5,207	1	(1)
	05/2025		536	TRY	23,841	64	0
	06/2025	CNH	584		$80	0	(1)
	06/2025	MXN	25,793		1,250	2	0
	06/2025		$1,257	PLN	4,873	2	(5)
	07/2025	CNH	2,662		$369	0	0
	07/2025	TWD	14,917		459	7	0
	08/2025	CNH	2,521		349	0	(1)
	08/2025	TWD	17,544		538	5	0

MBC	04/2025	JPY	856,500		5,729	19	0
	04/2025	SGD	65		49	0	0
	04/2025	TWD	10,508		325	8	0
	04/2025		$3,029	CHF	2,676	0	(5)
	04/2025		228	EUR	213	2	0
	04/2025		130	INR	11,315	2	0
	04/2025		525	TWD	17,243	0	(6)
	04/2025	ZAR	7,297		$399	2	0
	05/2025	CHF	2,666		3,029	5	0
	05/2025	CNH	2,464		340	0	0
	05/2025	IDR	482,762		29	0	0
	05/2025		$1,808	CNH	13,005	0	(14)
	06/2025	KRW	362,196		$252	5	0
	06/2025		$362	PLN	1,398	0	(2)
	07/2025	CNH	1,276		$177	0	0
	07/2025	TWD	8,863		272	3	0
	08/2025	CNH	4,180		582	2	(1)
	08/2025	TWD	8,276		253	2	0

MYI	04/2025	CAD	5,320		3,738	40	0
	04/2025	SGD	27		20	0	0
	04/2025		$60	TWD	1,956	0	(1)
	04/2025	ZAR	33,303		$1,822	7	0
	05/2025	IDR	439,314		26	0	0
	06/2025	CNH	751		104	0	0

64	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2025		$83	PLN	328	$2	$0

NGF	06/2025	KRW	431,294		$303	9	0

SCX	04/2025	BRL	26,530		4,539	0	(110)
	04/2025	TWD	5,566		171	4	0
	04/2025		$4,620	BRL	26,530	29	0
	04/2025		396	IDR	6,485,949	0	(7)
	04/2025		38	JPY	5,745	0	0
	04/2025		22	KRW	32,132	0	0
	04/2025		152	TWD	4,992	0	(1)
	05/2025	CNH	12,486		$1,737	14	0
	05/2025	IDR	188,514		11	0	0
	05/2025	JPY	5,726		38	0	0
	06/2025	CNH	366		50	0	0
	06/2025		$4,539	BRL	26,866	109	0
	06/2025		104	MXN	2,139	0	(1)
	08/2025	TWD	4,950		$152	1	0

SSB	04/2025	GBP	178		230	0	0
	05/2025		$230	GBP	178	0	0

UAG	04/2025	IDR	453,933		$27	0	0
	04/2025		$27	IDR	453,933	0	0
	04/2025		949	JPY	141,192	0	(8)
	05/2025		27	IDR	454,571	0	0
	06/2025		115	PLN	445	0	(1)
	08/2025		757	CNH	5,430	0	(3)

Total Forward Foreign Currency Contracts						$737	$(670)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
MBC	Call - OTC USD versus CNH	CNH	7.500	05/13/2025	2,100	$11	$1

Total Purchased Options						$11	$1

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715%	04/24/2025	1,600	$(6)	$(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	1,600	(6)	(2)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	800	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	800	(3)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	2,100	(10)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	2,100	(10)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	800	(3)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	800	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	1,000	(4)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	1,000	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	300	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	300	(1)	(1)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	500	(2)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	500	(2)	0

Total Written Options							$(59)	$(48)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	65

Schedule of Investments	PIMCO Extended Duration Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$32	$0	$0	$32	$(40)	$0	$0	$(40)	$(8)	$0	$(8)
BOA	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)
BPS	51	0	0	51	(106)	0	0	(106)	(55)	0	(55)
BRC	0	0	0	0	(109)	0	0	(109)	(109)	0	(109)
BSH	36	0	0	36	(4)	0	0	(4)	32	0	32
CBK	132	0	0	132	(114)	0	0	(114)	18	0	18
DUB	56	0	0	56	(4)	0	0	(4)	52	0	52
FAR	9	0	0	9	(34)	(14)	0	(48)	(39)	0	(39)
GLM	54	0	0	54	(43)	(31)	0	(74)	(20)	0	(20)
JPM	102	0	0	102	(52)	0	0	(52)	50	0	50
MBC	50	1	0	51	(28)	0	0	(28)	23	0	23
MYC	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)
MYI	49	0	0	49	(1)	0	0	(1)	48	0	48
NGF	9	0	0	9	0	0	0	0	9	0	9
SCX	157	0	0	157	(119)	0	0	(119)	38	0	38
UAG	0	0	0	0	(12)	0	0	(12)	(12)	0	(12)

Total Over the Counter	$737	$1	$0	$738	$(670)	$(48)	$0	$(718)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$752	$752
Swap Agreements	0	0	0	0	234	234

	$0	$0	$0	$0	$986	$986

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$737	$0	$737
Purchased Options	0	0	0	1	0	1

	$0	$0	$0	$738	$0	$738

	$0	$0	$0	$738	$986	$1,724

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$43	$43
Futures	0	0	0	0	2,510	2,510
Swap Agreements	0	0	0	0	448	448

	$0	$0	$0	$0	$3,001	$3,001

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$670	$0	$670
Written Options	0	0	0	0	48	48

	$0	$0	$0	$670	$48	$718

	$0	$0	$0	$670	$3,049	$3,719

66	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$91	$91
Futures	0	0	0	0	(49)	(49)
Swap Agreements	0	0	0	0	(3,943)	(3,943)

	$0	$0	$0	$0	$(3,901)	$(3,901)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,941	$0	$1,941
Purchased Options	0	0	0	7	0	7
Written Options	0	0	0	19	820	839

	$0	$0	$0	$1,967	$820	$2,787

	$0	$0	$0	$1,967	$(3,081)	$(1,114)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,522	$2,522
Swap Agreements	0	0	0	0	5,726	5,726

	$0	$0	$0	$0	$8,248	$8,248

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(159)	$0	$(159)
Purchased Options	0	0	0	(10)	0	(10)
Written Options	0	0	0	0	(54)	(54)

	$0	$0	$0	$(169)	$(54)	$(223)

	$0	$0	$0	$(169)	$8,194	$8,025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
U.S. Government Agencies	$0	$69,717	$0	$69,717
U.S. Treasury Obligations	0	882,716	0	882,716
Non-Agency Mortgage- Backed Securities	0	7,856	800	8,656
Asset-Backed Securities
Automobile Sequential	0	1,464	0	1,464
CMBS Other	0	4,235	0	4,235
Home Equity Other	0	6,075	0	6,075
Other ABS	0	10,213	0	10,213
Sovereign Issues	0	18,213	0	18,213
Short-Term Instruments
Mutual Funds	0	695	0	695
U.S. Treasury Bills	0	258	0	258

	$0	$1,001,442	$800	$1,002,242

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,032	$0	$0	$12,032

Total Investments	$12,032	$1,001,442	$800	$1,014,274

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$15	$971	$0	$986
Over the counter	0	738	0	738

	$15	$1,709	$0	$1,724

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(115)	(2,886)	0	(3,001)
Over the counter	0	(718)	0	(718)

	$(115)	$(3,604)	$0	$(3,719)

Total Financial Derivative Instruments	$(100)	$(1,895)	$0	$(1,995)

Totals	$11,932	$999,547	$800	$1,012,279

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	67

Schedule of Investments	PIMCO GNMA and Government Securities Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 276.4%

CORPORATE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

Preferred Term Securities Ltd.
5.448% (US0003M + 0.860%) due 07/03/2033 ~	$46	$46

Total Corporate Bonds & Notes (Cost $39)		46

U.S. GOVERNMENT AGENCIES 268.4%

Fannie Mae
0.000% due 10/25/2042 - 10/25/2045 •	377	240
0.000% due 06/25/2043 •(a)	1,037	61
0.200% due 02/25/2043 •(a)	325	2
0.533% due 11/25/2040 •(a)	2,527	151
1.500% due 04/25/2028	4,975	4,808
1.546% due 11/25/2049 •(a)	292	38
1.696% due 08/25/2042 •(a)	405	33
1.746% due 11/25/2044 - 06/25/2048 •(a)	4,119	482
1.798% due 07/25/2044 ~(a)	166	7
1.839% due 07/25/2052 •(a)	164	8
1.847% due 10/25/2046 •(a)	56	2
1.994% due 07/25/2044 •(a)	223	12
2.008% due 09/25/2045 ~(a)	122	5
2.016% due 04/25/2046 •(a)	126	6
2.133% due 08/25/2044 •(a)	126	8
2.135% due 01/25/2045 ~(a)	137	7
2.151% due 04/25/2055 ~(a)	282	14
2.154% due 03/25/2045 ~(a)	354	19
2.242% due 01/25/2031 ~(a)	584	36
2.271% due 07/25/2045 ~(a)	691	40
2.275% due 08/25/2054 •(a)	246	13
2.500% due 02/25/2051 (a)	3,265	545
2.524% due 08/25/2055 •(a)	176	10
3.000% due 03/25/2043 - 05/01/2058	3,395	2,928
3.000% due 04/25/2043 - 12/25/2048 (a)	849	106
3.045% due 04/01/2029	897	857
3.147% due 01/01/2048 •	3,496	3,397
3.500% due 08/01/2032 - 01/01/2059	10,230	9,212
3.500% due 08/25/2043 - 04/25/2046 (a)	166	21
3.505% due 08/01/2049 •	846	872
3.575% due 02/01/2026	1,000	991
3.679% due 04/25/2042 ~	263	251
3.750% due 02/01/2029	3,714	3,633
3.820% due 01/01/2029	740	728
4.000% due 06/01/2033 - 07/01/2034	585	572
4.000% due 06/25/2044 (a)	27	2
4.139% due 10/25/2040 ~	384	387
4.140% due 04/01/2028	781	780
4.374% due 02/01/2028 •	1,999	1,998
4.385% due 04/01/2033	828	820
4.440% due 06/01/2033	2,000	1,978
4.490% due 04/01/2033	1,600	1,594
4.500% due 09/01/2028 - 09/01/2048	3,763	3,722
4.550% due 05/01/2028	100	101
4.580% due 08/01/2033	1,000	1,001
4.590% due 06/01/2033	9,903	9,922
4.621% due 05/25/2042 ~	465	463
4.626% due 11/25/2031 ~	1,671	1,687
4.680% due 06/01/2030 (f)	11,283	11,367
4.700% due 04/01/2033	2,037	2,036
4.750% due 03/25/2042 ~	411	407
4.754% due 12/25/2047 •	3,953	3,862
4.770% due 12/01/2029	674	681
4.900% due 10/01/2028	355	362
4.904% due 02/25/2049 •	177	174
4.915% due 05/25/2042 •	790	781
4.990% due 03/01/2031	987	1,007
4.991% due 01/25/2042 ~	926	890
5.000% due 12/01/2035	2	2
5.060% due 11/01/2034	6,567	6,773
5.070% due 09/01/2033	829	856
5.129% due 01/25/2051 •	15,329	15,343
5.154% due 10/25/2037 •	598	598

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.300% due 09/01/2038	$939	$980
5.320% due 10/01/2043	192	198
5.410% due 12/01/2031	814	851
5.500% due 12/01/2032 - 10/01/2038	108	107
5.570% due 10/01/2028	433	446
5.610% due 10/01/2028	883	910
5.700% due 08/01/2030	930	981
5.810% due 06/01/2031 (f)	13,800	14,485
5.820% due 11/01/2033	1,230	1,331
5.850% due 11/01/2028	2,303	2,418
5.870% due 12/01/2033	1,500	1,629
5.960% due 11/01/2033	540	587
6.000% due 04/01/2032 - 10/01/2048	13	13
6.010% due 07/01/2028	1,142	1,196
6.500% due 04/25/2038 (a)	44	10
6.600% due 09/01/2041 •	115	118
6.660% due 04/01/2030	1,989	2,135
6.665% due 02/01/2042 •	61	63
6.746% due 05/01/2035 •	94	97
7.021% due 01/01/2036 •	175	181
7.112% due 10/01/2037 •	1,044	1,085
7.166% due 05/01/2038 •	587	610

Freddie Mac
0.000% due 05/15/2033 - 10/15/2058 (b)(d)	5,070	3,302
0.000% due 05/15/2041 •	3,527	3,312
0.098% due 10/15/2035 •	340	306
0.355% due 05/15/2035 •	468	456
1.250% due 12/15/2044	7,181	5,972
1.500% due 03/15/2028	2,478	2,395
1.655% due 10/15/2037 ~(a)	48	2
1.800% due 05/15/2044	4,643	4,496
1.837% due 05/15/2037 •(a)	38	2
1.950% due 10/15/2037 •(a)	23	1
2.000% due 11/25/2050 (a)	2,509	322
2.063% due 03/15/2037 •(a)	52	3
2.207% due 11/15/2036 •(a)	136	8
2.261% due 11/15/2038 ~(a)	150	8
2.270% due 08/15/2041 ~(a)	45	3
2.286% due 02/15/2038 ~(a)	89	5
2.313% due 10/15/2041 ~(a)	97	6
2.335% due 06/15/2038 ~(a)	111	7
2.500% due 08/15/2027 - 10/15/2052 (a)	19,351	2,971
2.618% due 08/15/2036 ~(a)	66	4
3.000% due 10/01/2026 - 12/25/2046	13,377	12,572
3.000% due 11/15/2027 - 06/25/2050 (a)	24,129	3,736
3.050% due 03/01/2032	1,771	1,612
3.287% due 02/15/2027 •(a)	75	2
3.500% due 01/15/2043 - 04/25/2050 (a)	29,174	6,157
3.500% due 12/25/2046 - 03/01/2049	2,940	2,626
3.892% due 01/01/2050 •	812	797
4.000% due 07/15/2034 - 11/15/2042 (a)	1,621	233
4.000% due 04/01/2041 - 01/01/2049	10,105	9,628
4.216% due 07/25/2033 ~	476	449
4.228% due 10/25/2034 •	10,212	9,978
4.400% due 06/01/2030	618	613
4.500% due 01/01/2036 - 11/01/2048	834	815
4.660% due 01/25/2031	3,300	3,327
4.793% due 10/15/2037 - 04/15/2038 •	2,118	2,091
4.963% due 06/15/2042 •	547	540
5.000% due 07/01/2033 - 03/01/2049	1,313	1,316
5.004% due 01/25/2050 •	143	140
5.500% due 09/01/2034 - 03/01/2041	97	99
6.700% due 05/01/2031 •	3	3
6.844% due 10/01/2039 •	650	674
7.212% due 11/01/2036 •	245	253
7.344% due 09/01/2034 •	290	301
7.418% due 11/01/2041 •	675	701
7.500% due 08/15/2029 (a)	1	0

Ginnie Mae
0.000% due 03/20/2034 - 12/20/2040 (b)(d)	1,990	1,826
0.000% due 10/16/2042 - 01/16/2052 ~(a)	3,223	35

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 05/20/2043 - 09/20/2045 •	$941	$538
0.000% due 08/16/2052 •(a)	2,505	0
0.102% due 06/20/2042 •(a)	205	9
0.152% due 06/20/2042 ~(a)	188	9
0.750% due 11/16/2051 ~(a)	14	0
1.616% due 09/20/2049 •(a)	1,700	213
1.866% due 10/20/2050 •(a)	2,025	290
2.000% due 10/20/2050 - 02/20/2051 (a)	36,058	4,207
2.500% due 09/20/2027 - 12/20/2051 (a)	33,825	4,841
2.500% due 06/15/2043 - 02/20/2063	26,711	22,501
2.500% due 03/20/2051 - 09/20/2051 (f)	101,439	86,531
3.000% due 11/20/2026 - 04/20/2052	97,950	84,999
3.000% due 01/20/2029 - 09/20/2051 (a)	32,128	4,957
3.000% due 04/20/2050 - 02/20/2053 (f)	44,680	39,425
3.150% due 11/20/2042 - 12/20/2042	386	346
3.250% due 05/15/2042	445	411
3.500% due 11/20/2034 - 12/20/2068	114,076	104,605
3.500% due 08/20/2042 - 09/20/2046 (a)	2,230	292
3.500% due 06/20/2049 - 02/20/2053 (f)	112,088	102,793
3.500% due 01/20/2069 •	2,853	2,725
3.750% due 06/20/2045 - 12/20/2045	2,617	2,443
3.834% due 01/20/2031 ~	136	134
4.000% due 04/15/2025 - 08/20/2062	31,356	29,514
4.000% due 10/20/2043 (a)	44	5
4.050% due 04/15/2040 - 11/15/2040	765	729
4.500% due 04/15/2030 - 08/20/2062	59,034	57,450
4.500% due 08/20/2045 (a)	3,626	734
4.500% due 01/20/2050	2,026	1,951
4.625% due 02/20/2030 - 08/20/2045 •	200	202
4.684% due 12/20/2050 •	2,259	2,103
4.726% due 06/20/2036 •	6,406	6,333
4.737% due 11/20/2036 •	9,110	9,001
4.875% due 06/20/2038 •	28	29
4.875% due 08/15/2039 - 10/15/2040	225	222
4.994% due 02/20/2074 •	7,197	7,167
5.000% due 12/20/2032 - 10/20/2062	17,238	17,127
5.003% due 09/20/2062 •	2	2
5.023% due 05/20/2069 •	765	762
5.094% due 03/20/2071 •	257	255
5.103% due 08/20/2061 •	5	5
5.123% due 10/20/2065 •	1	1
5.134% due 04/20/2074 •	981	984
5.140% due 03/20/2058 •	190	191
5.144% due 04/20/2073 •	1,809	1,815
5.223% due 06/20/2066 •	247	247
5.244% due 07/20/2073 - 08/20/2073 •	29,634	29,874
5.244% due 11/20/2073 - 07/20/2074 ~	26,075	26,317
5.250% due 05/15/2033 - 10/15/2033	159	161
5.303% due 04/20/2066 •	1,319	1,320
5.314% due 08/20/2073 ~	4,893	4,947
5.344% due 03/20/2073 •	21,546	21,651
5.380% due 08/15/2034	41	42
5.444% due 05/20/2073 •	8,471	8,635
5.473% due 07/20/2070 - 08/20/2070 •	87,870	88,999
5.475% due 06/15/2035	110	113
5.494% due 05/20/2073 •	1,448	1,464
5.500% due 06/20/2032 - 01/20/2049	4,210	4,265

68	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.520% due 06/15/2034 - 02/15/2035	$121	$125
5.530% due 05/15/2035	70	72
5.570% due 03/15/2035	58	58
5.673% due 09/20/2070 - 01/20/2071 •	61,374	62,466
5.680% due 12/15/2034	115	120
5.720% due 12/15/2034	47	49
5.723% due 09/20/2063 •	82	83
5.750% due 09/15/2033	6	6
5.820% due 04/15/2034 - 12/15/2034	126	130
5.844% due 08/20/2071 •	1,982	2,024
5.870% due 10/15/2034	52	54
5.875% due 10/15/2033	78	78
5.930% due 10/15/2034	38	39
5.970% due 08/15/2034	48	50
6.000% due 04/15/2027 - 09/20/2053	9,034	9,289
6.000% due 08/20/2053 (f)	19,599	20,197
6.020% due 01/15/2034	56	57
6.075% due 01/15/2034	80	80
6.216% due 04/20/2061 •	39	40
6.250% due 01/15/2029 - 03/15/2029	16	16
6.500% due 07/15/2025 - 07/20/2054	10,894	11,142
6.570% due 12/20/2070 •	4,242	4,336
6.700% due 07/20/2026	4	4
7.000% due 11/20/2025 - 12/20/2062	4,671	4,788
7.250% due 01/15/2027 - 11/15/2027	1	1
7.500% due 10/15/2025 - 10/15/2035	111	113
8.000% due 11/15/2025 - 07/15/2031	97	98
8.500% due 12/15/2029 - 12/15/2030	6	6

Ginnie Mae, TBA
2.000% due 04/01/2055 - 05/01/2055	322,500	263,794
2.500% due 04/01/2055 - 05/01/2055	76,400	65,171
3.000% due 04/01/2055 - 05/01/2055	287,350	254,521
3.500% due 04/01/2055	50,150	45,891
4.000% due 04/01/2055 - 05/01/2055	148,250	138,786
4.500% due 04/01/2055 - 05/01/2055	62,770	60,216
5.000% due 04/01/2055 - 05/01/2055	91,450	89,921
5.500% due 04/01/2055 - 05/01/2055	67,100	67,173
6.500% due 04/01/2055	36,000	36,857

Uniform Mortgage-Backed Security
1.500% due 12/01/2050 - 06/01/2051	422	320
2.000% due 07/01/2028 - 06/01/2037	9,895	8,996
2.000% due 11/01/2036 (f)	13,178	11,925
2.500% due 01/01/2028 - 04/01/2052	39,032	33,348
2.500% due 11/01/2050 (f)	2,687	2,241
3.000% due 10/01/2026 - 02/01/2052	70,492	63,415
3.000% due 06/01/2050 - 07/01/2051 (f)	43,280	37,972
3.500% due 02/01/2030 - 03/01/2052	40,807	37,646
3.500% due 07/01/2043 - 08/01/2043 (f)	31,344	29,223
4.000% due 05/01/2033 - 07/01/2053	30,522	29,101
4.500% due 01/01/2026 - 07/01/2053	12,436	12,115
4.500% due 10/01/2052 (f)	16,607	15,905
5.000% due 04/01/2027 - 09/01/2053	10,255	10,150

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 11/01/2039 - 09/01/2053	$5,707	$5,770
5.500% due 08/01/2054 - 01/01/2055 (f)	137,387	137,280
6.000% due 07/01/2036 - 07/01/2054	24,167	24,669
6.000% due 07/01/2053 - 02/01/2054 (f)	51,826	52,821
6.500% due 01/01/2054	341	360

Uniform Mortgage-Backed Security, TBA
3.500% due 04/01/2040 - 05/01/2055	15,400	14,330
4.000% due 05/01/2055	25,750	23,958
4.500% due 04/01/2040	8,700	8,628
5.000% due 04/01/2040 - 05/01/2055	44,050	43,381
5.500% due 04/01/2040 - 04/01/2055	376,900	376,544
6.000% due 05/01/2055 - 06/01/2055	202,235	205,111
6.500% due 05/01/2055 - 06/01/2055	134,400	138,416
7.000% due 05/01/2055	13,000	13,587

Total U.S. Government Agencies (Cost $3,550,819)		3,476,194

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.6%

Angel Oak Mortgage Trust
5.985% due 01/25/2069 þ	405	407

Bear Stearns Structured Products, Inc. Trust
5.116% due 01/26/2036 ~	542	387

Citigroup Mortgage Loan Trust
6.500% due 06/25/2054 •	1,969	2,015

Credit Suisse First Boston Mortgage Securities Corp.
5.083% due 03/25/2032 •	4	4

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 •	1,081	889
4.699% due 05/27/2053 •	1,432	1,138

IMS Ecuadorian Mortgage Trust
3.400% due 08/18/2043	3,571	3,492

JP Morgan Mortgage Trust
3.000% due 05/25/2052 •	6,407	5,494
5.335% due 12/25/2049 ~	604	577

La Hipotecaria El Salvadorian Mortgage Trust
3.250% due 09/08/2039 «•	2,326	2,320
3.358% due 01/15/2046 «	1,545	1,470
3.508% due 11/24/2042 «•	2,181	2,120
4.250% due 09/29/2046 «	3,155	3,046

MFA Trust
1.381% due 04/25/2065 •	1,711	1,647

Mortgage Equity Conversion Asset Trust
4.540% due 05/25/2042 ~	4,314	4,243
4.560% due 02/25/2042 •	917	899

Structured Asset Mortgage Investments Trust
5.091% due 09/19/2032 ~	3	3

Towd Point Mortgage Trust
1.636% due 04/25/2060 •	1,871	1,693
2.710% due 01/25/2060 ~	1,314	1,255

Total Non-Agency Mortgage-Backed Securities (Cost $35,031)		33,099

ASSET-BACKED SECURITIES 3.9%

HOME EQUITY OTHER 0.0%

Centex Home Equity Loan Trust
4.735% due 01/25/2032 ~	5	5

Home Equity Asset Trust
5.035% due 11/25/2032 •	3	2

RCKT Mortgage Trust
6.025% due 02/25/2044 ~	455	458

		465

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OTHER ABS 3.9%

Anchorage Capital CLO Ltd.
5.993% due 04/20/2037 •	$3,700	$3,710

Apex Credit CLO Ltd.
6.093% due 04/20/2036 •	2,000	2,017

Ares CLO Ltd.
5.623% due 04/17/2033 •	3,500	3,505

Benefit Street Partners CLO Ltd.
5.643% due 04/20/2034 •	4,000	4,000

BlueMountain CLO Ltd.
5.490% due 10/25/2030 ~	2,258	2,259

Bryant Park Funding Ltd.
5.922% due 04/15/2037 ~	2,000	2,003

Cathedral Lake Ltd.
5.775% due 01/20/2035 ~	1,000	999

Diameter Capital CLO Ltd.
5.912% due 04/15/2037 •	2,600	2,604
6.132% due 01/15/2037 •	3,300	3,313

Dryden Senior Loan Fund
5.443% due 10/19/2029 ~	2,425	2,426

Generate CLO Ltd.
6.123% due 10/20/2036 ~	1,300	1,304

GoldenTree Loan Management U.S. CLO Ltd.
5.447% due 04/24/2031 •	2,555	2,554

KKR CLO Ltd.
5.748% due 02/09/2035 ~	1,800	1,799

Magnetite Ltd.
5.452% due 10/15/2031 •	1,065	1,066

Marble Point CLO Ltd.
5.493% due 01/20/2032 ~	431	431

Palmer Square CLO Ltd.
5.380% due 05/21/2034 •	6,360	6,349
5.613% due 04/20/2035 ~	1,100	1,101

Sound Point CLO Ltd.
5.734% due 07/15/2034 •	500	500

Sycamore Tree CLO Ltd.
5.973% due 01/20/2037 •	2,900	2,905

TCW CLO Ltd.
5.908% due 01/16/2037 •	1,200	1,201

Trinitas CLO Ltd.
5.670% due 04/25/2033 •	2,900	2,902

Voya CLO Ltd.
5.493% due 07/20/2032 •	916	916

		49,864

Total Asset-Backed Securities (Cost $50,254)		50,329

	SHARES
SHORT-TERM INSTRUMENTS 1.5%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (e)	547,008	547

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 1.5%
4.317% due 05/15/2025 - 05/29/2025 (c)(d)(i)	$19,532	19,414

Total Short-Term Instruments (Cost $19,962)		19,961

Total Investments in Securities (Cost $3,656,105)		3,579,629

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	69

Schedule of Investments	PIMCO GNMA and Government Securities Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.9%

SHORT-TERM INSTRUMENTS 1.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%

PIMCO Short-Term Floating NAV Portfolio III	2,528,855	$24,616

Total Short-Term Instruments (Cost $24,619)		24,616

Total Investments in Affiliates (Cost $24,619)		24,616

Total Investments 278.3% (Cost $3,680,724)		$3,604,245

Financial Derivative Instruments (g)(h) 0.1% (Cost or Premiums, net $(7,589))		1,166

Other Assets and Liabilities, net (178.4)%		(2,310,437)

Net Assets 100.0%		$1,294,974

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BPS	4.460%	03/13/2025	04/14/2025	$(140,435)	$(140,765)
BRC	4.460	03/13/2025	04/14/2025	(20,754)	(20,803)
FAR	4.450	03/13/2025	04/14/2025	(205,424)	(205,907)
SAL	4.450	03/13/2025	04/14/2025	(118,952)	(119,231)

Total Reverse Repurchase Agreements					$(486,706)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (109.0)%
Fannie Mae, TBA	3.000%	06/01/2055	$99,000	$(85,542)	$(85,809)
Ginnie Mae, TBA	4.000	04/01/2055	11,000	(10,293)	(10,298)
Ginnie Mae, TBA	6.000	04/01/2055	1,000	(1,012)	(1,015)
Uniform Mortgage-Backed Security, TBA	1.500	04/01/2040	1,000	(875)	(878)
Uniform Mortgage-Backed Security, TBA	2.000	04/01/2040	30,900	(27,763)	(27,932)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2055	49,000	(39,081)	(38,951)
Uniform Mortgage-Backed Security, TBA	2.500	04/01/2040	1,625	(1,500)	(1,504)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2055	31,750	(26,243)	(26,403)

70	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Uniform Mortgage-Backed Security, TBA	3.000%	04/01/2040	$11,100	$(10,467)	$(10,501)
Uniform Mortgage-Backed Security, TBA	3.000	05/01/2055	189,900	(163,717)	(164,560)
Uniform Mortgage-Backed Security, TBA	3.500	05/01/2055	61,900	(55,555)	(55,795)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2055	111,000	(99,848)	(100,005)
Uniform Mortgage-Backed Security, TBA	4.000	04/01/2055	5,700	(5,320)	(5,312)
Uniform Mortgage-Backed Security, TBA	4.000	05/01/2055	208,493	(193,687)	(193,987)
Uniform Mortgage-Backed Security, TBA	4.500	06/01/2055	19,677	(18,791)	(18,806)
Uniform Mortgage-Backed Security, TBA	5.000	05/01/2055	8,000	(7,817)	(7,834)
Uniform Mortgage-Backed Security, TBA	5.500	04/01/2055	376,900	(374,278)	(376,458)
Uniform Mortgage-Backed Security, TBA	5.500	05/01/2055	286,300	(285,612)	(285,696)

Total Short Sales (109.0)%				$(1,407,401)	$(1,411,744)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$0	$(140,765)	$0	$(140,765)	$144,617	$3,852
BRC	0	(20,803)	0	(20,803)	21,451	648
FAR	0	(205,907)	0	(205,907)	214,123	8,216
SAL	0	(119,231)	0	(119,231)	122,868	3,637

Total Borrowings and Other Financing Transactions	$0	$(486,706)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(486,706)	$0	$0	$(486,706)

Total Borrowings	$0	$(486,706)	$0	$0	$(486,706)

Payable for reverse repurchase agreements					$(486,706)

(f)	Securities with an aggregate market value of $504,534 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(358,557) at a weighted average interest rate of 4.964%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
Description					Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2025	1,588	$176,615	$2,991	$25	$0

SHORT FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
Description					Asset	Liability
3-Month SOFR Active Contract March Futures	06/2025	576	$(137,790)	$378	$3	$0
U.S. Treasury 2-Year Note June Futures	06/2025	113	(23,410)	(112)	1	0

				$266	$4	$0

Total Futures Contracts				$3,257	$29	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	71

Schedule of Investments	PIMCO GNMA and Government Securities Fund	(Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	03/19/2026	$314,900	$2,991	$(658)	$2,333	$4	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027	26,200	(609)	234	(375)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	28,400	558	(606)	(48)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.858	Annual	03/08/2029	4,800	18	(54)	(36)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	30,600	(993)	315	(678)	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	296,500	(16,707)	7,854	(8,853)	304	0
Receive	1-Day USD-SOFR Compounded-OIS	4.185	Annual	10/10/2030	24,400	31	(623)	(592)	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	4.320	Annual	10/10/2030	3,800	26	94	120	5	0
Pay	1-Day USD-SOFR Compounded-OIS	4.012	Annual	11/08/2030	21,500	(342)	680	338	30	0
Pay	1-Day USD-SOFR Compounded-OIS	4.180	Annual	11/08/2030	24,500	(144)	753	609	34	0
Pay	1-Day USD-SOFR Compounded-OIS	4.192	Annual	11/08/2030	7,000	(36)	214	178	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	137,400	(127)	1,689	1,562	0	(180)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	12/22/2030	8,400	340	(270)	70	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/12/2031	5,400	113	(123)	(10)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.013	Annual	04/09/2031	12,600	271	426	697	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	04/15/2031	10,800	226	260	486	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	04/26/2031	8,900	197	163	360	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	70,800	500	(128)	372	0	(111)
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	23,000	(616)	11	(605)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	77,600	(552)	2,141	1,589	0	(208)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	64,600	2,234	(1,638)	596	0	(188)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	25,600	(275)	355	80	0	(79)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	5,700	374	(126)	248	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	17,500	1,078	698	1,776	0	(121)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	8,300	513	27	540	0	(60)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	8,200	(97)	553	456	0	(61)

Total Swap Agreements						$(11,028)	$12,241	$1,213	$400	$(1,161)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$29	$400	$429	$0	$ 0	$ (1,161)	$ (1,161)

Cash of $30,787 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000%	09/11/2025	30,000	$ 81	$36
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.098	02/06/2035	2,900	258	253
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.098	02/06/2035	2,900	258	255

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	10/17/2025	18,500	37	1

BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/12/2025	87,400	26	6
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	10/24/2025	47,000	37	6

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/25/2025	105,200	174	9
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/31/2025	28,300	38	7

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	11/03/2025	18,400	31	1

72	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000%	12/16/2025	43,400	$ 43	$9
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.250	03/03/2026	51,000	21	14
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	03/07/2035	4,200	365	361
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.073	03/07/2035	4,200	365	370

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	08/22/2025	20,000	254	24
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	10/17/2025	39,000	254	8

JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.308	05/14/2025	98,100	77	8

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	10/17/2025	39,000	76	1
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	05/06/2025	6,200	11	6
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.081	12/08/2025	17,000	206	140
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.313	06/08/2026	17,000	349	286
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.313	06/08/2026	17,000	349	213
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/12/2025	26,200	68	32
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/16/2025	26,100	70	33
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/26/2025	33,900	122	51
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	10/17/2025	18,500	127	4
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	11/28/2025	16,700	257	188

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	10/22/2025	20,000	37	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	10/22/2025	20,000	123	5
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	11/03/2025	20,200	134	6

							$ 4,248	$2,334

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2055	$94.227	04/07/2025	9,000	$35	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 04/01/2055	96.016	04/07/2025	14,500	49	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 04/01/2055	96.117	04/07/2025	12,500	35	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 04/01/2055	96.484	04/07/2025	17,500	44	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2055	98.211	04/07/2025	5,500	10	0

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 04/01/2055	96.102	04/07/2025	6,000	17	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2055	98.094	04/07/2025	12,000	21	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2055	98.215	04/07/2025	12,000	22	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2055	98.477	04/07/2025	12,000	18	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2055	98.516	04/07/2025	8,400	4	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2055	98.266	05/06/2025	12,700	19	2
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2055	100.359	05/06/2025	35,000	65	34

					$339	$36

Total Purchased Options					$4,587	$2,370

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.613%	05/06/2025	8,600	$(19)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.452	04/07/2025	10,700	(44)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.532	04/07/2025	12,400	(52)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.569	04/07/2025	9,900	(47)	0

DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.456	04/07/2025	7,200	(33)	0

FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	5.500	12/16/2025	43,400	(21)	(4)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.536	04/07/2025	12,400	(32)	0

GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.482	04/07/2025	8,500	(18)	0

JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.568	04/09/2025	5,400	(6)	0

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.573	04/07/2025	8,600	(20)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	05/06/2025	17,500	(68)	(31)

							$(360)	$(35)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	73

Schedule of Investments	PIMCO GNMA and Government Securities Fund	(Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2055	$98.938	04/07/2025	10,000	$(27)	$(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 05/01/2055	99.953	05/06/2025	12,000	(18)	(8)

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2055	93.320	04/07/2025	3,000	(12)	(11)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 05/01/2055	91.156	05/06/2025	12,000	(49)	(24)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 05/01/2055	95.156	05/06/2025	12,000	(41)	(22)

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 05/01/2055	91.672	05/06/2025	12,000	(52)	(36)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 05/01/2055	91.922	05/06/2025	12,000	(52)	(43)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 05/01/2055	95.672	05/06/2025	12,000	(41)	(15)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 05/01/2055	95.922	05/06/2025	12,000	(43)	(12)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 05/01/2055	96.781	05/06/2025	8,500	(30)	(23)

MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 05/01/2055	91.938	05/06/2025	27,000	(127)	(98)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 05/01/2055	95.938	05/06/2025	27,000	(94)	(26)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 05/01/2055	99.945	05/06/2025	12,000	(19)	(8)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2055	102.352	05/06/2025	17,500	(12)	(9)

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 05/01/2055	95.844	05/06/2025	14,000	(142)	(93)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2055	99.125	04/07/2025	12,000	(29)	(4)

					$(788)	$(437)

Total Written Options					$(1,148)	$(472)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$544	$0	$544	$0	$(13)	$0	$(13)	$531	$0	$531
BPS	0	1	0	1	0	0	0	0	1	(20)	(19)
BRC	0	12	0	12	0	0	0	0	12	0	12
CBK	0	16	0	16	0	0	0	0	16	(50)	(34)
DUB	0	1	0	1	0	0	0	0	1	0	1
FAR	0	754	0	754	0	(4)	0	(4)	750	0	750
GLM	0	32	0	32	0	0	0	0	32	0	32
GSC	0	36	0	36	0	(57)	0	(57)	(21)	0	(21)
JPM	0	8	0	8	0	(129)	0	(129)	(121)	0	(121)
MSC	0	0	0	0	0	(141)	0	(141)	(141)	263	122
MYC	0	954	0	954	0	(31)	0	(31)	923	(1,100)	(177)
NGF	0	12	0	12	0	0	0	0	12	0	12
SAL	0	0	0	0	0	(97)	0	(97)	(97)	161	64

Total Over the Counter	$0	$2,370	$0	$2,370	$0	$(472)	$0	$(472)

(i)

Securities with an aggregate market value of $424 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

74	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$29	$29
Swap Agreements	0	0	0	0	400	400

	$0	$0	$0	$0	$429	$429

Over the counter
Purchased Options	$0	$0	$0	$0	$2,370	$2,370

	$0	$0	$0	$0	$2,799	$2,799

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$1,161	$1,161

Over the counter
Written Options	$0	$0	$0	$0	$472	$472

	$0	$0	$0	$0	$1,633	$1,633

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(3,593)	$(3,593)
Swap Agreements	0	0	0	0	2,236	2,236

	$0	$0	$0	$0	$(1,357)	$(1,357)

Over the counter
Purchased Options	$0	$0	$0	$0	$(8,246)	$(8,246)
Written Options	0	0	0	0	7,391	7,391

	$0	$0	$0	$0	$(855)	$(855)

	$0	$0	$0	$0	$(2,212)	$(2,212)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,632	$2,632
Swap Agreements	0	0	0	0	(1,698)	(1,698)

	$0	$0	$0	$0	$934	$934

Over the counter
Purchased Options	$0	$0	$0	$0	$(426)	$(426)
Written Options	0	0	0	0	(766)	(766)

	$0	$0	$0	$0	$(1,192)	$(1,192)

	$0	$0	$0	$0	$(258)	$(258)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	75

Schedule of Investments	PIMCO GNMA and Government Securities Fund	(Cont.)	March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$46	$0	$46
U.S. Government Agencies	0	3,476,194	0	3,476,194
Non-Agency Mortgage-Backed Securities	0	24,143	8,956	33,099
Asset-Backed Securities
Home Equity Other	0	465	0	465
Other ABS	0	49,864	0	49,864
Short-Term Instruments
Mutual Funds	0	547	0	547
U.S. Treasury Bills	0	19,414	0	19,414

	$0	$3,570,673	$8,956	$3,579,629

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$24,616	$0	$0	$24,616

Total Investments	$24,616	$3,570,673	$8,956	$3,604,245

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,411,744)	$0	$(1,411,744)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	429	0	429
Over the counter	0	2,370	0	2,370

	$0	$2,799	$0	$2,799

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,161)	0	(1,161)
Over the counter	0	(472)	0	(472)

	$0	$(1,633)	$0	$(1,633)

Total Financial Derivative Instruments	$0	$1,166	$0	$1,166

Totals	$24,616	$2,160,095	$8,956	$2,193,667

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

76	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.5%

Altice France SA
8.285% (EUR003M + 5.500%) due 08/15/2028 ~	EUR	942	$916

Avolon TLB Borrower 1 U.S. LLC
6.072% due 06/24/2030		$12,565	12,567

Belron Finance U.S. LLC
7.052% due 10/16/2031 ~		2,587	2,586

BJ’s Wholesale Club, Inc.
6.064% due 02/03/2029		1,200	1,210

Carnival Corp.
6.325% due 08/08/2027		3,901	3,900

Castlelake LP
2.950% due 05/13/2031 «•		20,494	19,333

Charter Communications Operating LLC
6.310% due 12/07/2030 ~		13,825	13,769
6.560% due 12/15/2031		7,658	7,639

Citadel Securities LP
6.325% due 10/31/2031 ~		2,765	2,766

Databricks, Inc.
TBD% due 01/03/2031 «µ		1,217	1,226
8.823% due 01/03/2031 «		5,500	5,541

Delos Aircraft DAC
6.049% due 10/31/2027 ~		17,400	17,439

Encina Private Credit LLC
TBD% - 8.911% due 11/30/2025 «µ		6,213	6,107

GBT U.S. LLC
6.802% due 07/28/2031		1,995	1,988

GFL Environmental, Inc.
6.819% due 02/04/2032		4,900	4,863

Hilton Domestic Operating Co., Inc.
6.070% due 11/08/2030		3,500	3,501

INEOS U.S. Finance LLC
7.325% due 02/07/2031		3,292	3,155

Jane Street Group LLC
6.313% due 12/15/2031 ~		6,982	6,908

Kaseya, Inc.
TBD% due 03/22/2032		7,200	7,187

MH Sub LLC
8.575% due 05/03/2028		3,084	2,938

Pantheon Senior Debt III (PSD III)
1.000% due 03/26/2026 «		4,200	4,200

Project Alpha Investindustrial
4.594% (EUR001M + 2.100%) due 02/27/2026 «~(m)	EUR	2,552	2,759

Project Hudson II
7.730% due 05/29/2026 «		$6,000	6,081

Republic of Panama
4.103% (EUR006M + 1.750%) due 03/07/2027 «~	EUR	19,100	20,611

Setanta Aircraft Leasing DAC
6.049% due 11/05/2028		$5,000	5,024

SkyMiles IP Ltd.
8.043% due 10/20/2027		877	887

Stonepeak Nile Parent LLC
TBD% due 02/04/2032		3,600	3,590

Trans Union LLC
6.075% due 06/24/2031 ~		1,492	1,490

UFC Holdings LLC
6.580% due 11/21/2031		998	996

Vistra Zero Operating Co. LLC
6.325% due 04/30/2031 ~		1,791	1,733

Westmoreland Coal Co.
8.000% due 03/15/2029 «		1,445	542

WMG Acquisition Corp.
6.041% due 01/24/2031		7,770	7,759

Total Loan Participations and Assignments (Cost $183,372)			181,211

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 72.0%

BANKING & FINANCE 34.7%

ABN AMRO Bank NV
6.875% due 09/22/2031 ~(j)(k)	EUR	3,600	$4,073

AerCap Ireland Capital DAC
2.450% due 10/29/2026		$36,716	35,489
3.000% due 10/29/2028		1,466	1,378
3.650% due 07/21/2027		2,770	2,706
3.875% due 01/23/2028		1,425	1,392
4.625% due 09/10/2029		6,200	6,135

AIA Group Ltd.
3.200% due 09/16/2040		800	616

Air Lease Corp.
3.750% due 06/01/2026		5,900	5,838

Aircastle Ltd.
2.850% due 01/26/2028		4,500	4,249
4.250% due 06/15/2026		3,100	3,075
5.950% due 02/15/2029		1,400	1,440
6.500% due 07/18/2028		15,709	16,372

Alamo Re Ltd.
12.042% due 06/07/2027 ~		2,400	2,519
15.542% due 06/08/2026 ~		2,400	2,520

Alexandria Real Estate Equities, Inc.
3.450% due 04/30/2025		4,600	4,595
5.500% due 10/01/2035		8,100	8,141

Alfa Bank AO Via Alfa Bond Issuance PLC
5.950% due 04/15/2030 ^«(d)(k)		3,100	186

Ally Financial, Inc.
4.750% due 06/09/2027		1,000	1,000
5.800% due 05/01/2025		1,500	1,501
6.992% due 06/13/2029 •		5,700	5,947
8.000% due 11/01/2031		8,000	8,919

American Assets Trust LP
3.375% due 02/01/2031		17,000	15,004

American Express Co.
5.284% due 07/26/2035 •		10,719	10,718
5.442% due 01/30/2036 ~		6,800	6,877

American Homes 4 Rent LP
2.375% due 07/15/2031		2,000	1,717
3.375% due 07/15/2051		500	332
3.625% due 04/15/2032		1,600	1,453
4.250% due 02/15/2028		3,667	3,630
5.250% due 03/15/2035		1,000	982
5.500% due 02/01/2034		6,300	6,310

American Tower Corp.
1.875% due 10/15/2030		8,700	7,447
2.750% due 01/15/2027		18,800	18,207
2.950% due 01/15/2051 (n)		17,500	11,061
3.650% due 03/15/2027		1,900	1,869
3.800% due 08/15/2029		11,030	10,596
3.950% due 03/15/2029		5,470	5,317
4.400% due 02/15/2026		3,581	3,574
5.800% due 11/15/2028		8,000	8,297
5.900% due 11/15/2033		15,000	15,727

Antares Holdings LP
2.750% due 01/15/2027		7,000	6,666
3.750% due 07/15/2027		6,250	5,976
3.950% due 07/15/2026		13,950	13,692
6.350% due 10/23/2029		3,500	3,505
6.500% due 02/08/2029		1,000	1,006
7.950% due 08/11/2028		4,200	4,436

Aon North America, Inc.
5.125% due 03/01/2027		11,100	11,223

Apollo Debt Solutions BDC
6.550% due 03/15/2032		7,000	7,096
6.700% due 07/29/2031		13,100	13,524
6.900% due 04/13/2029		7,500	7,785

Ares Capital Corp.
2.875% due 06/15/2027		8,420	8,055

Ares Finance Co. LLC
3.250% due 06/15/2030		13,900	12,965
4.125% due 06/30/2051 •		4,900	4,738

Ares Management Corp.
5.600% due 10/11/2054		2,000	1,861
6.375% due 11/10/2028		7,500	7,912

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ares Strategic Income Fund
5.600% due 02/15/2030		$4,900	$4,832
5.700% due 03/15/2028		7,400	7,402
6.200% due 03/21/2032		7,500	7,461

Armor RE Ltd.
14.542% due 05/07/2031 ~		2,100	2,211

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		7,150	6,509
3.600% due 09/15/2051		4,800	3,316
6.125% due 09/15/2028		8,000	8,387

Athene Global Funding
5.322% due 11/13/2031		5,200	5,206
5.516% due 03/25/2027		18,200	18,506
5.526% due 07/11/2031		4,700	4,771
5.583% due 01/09/2029		4,000	4,087
5.684% due 02/23/2026		3,559	3,596

Aviation Capital Group LLC
3.500% due 11/01/2027		16,454	15,900
4.875% due 10/01/2025		10,591	10,589
5.375% due 07/15/2029		5,500	5,546
6.250% due 04/15/2028		4,700	4,868

Aviva PLC
7.750% due 09/30/2032 •(j)(k)	GBP	2,800	3,597

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		$5,523	5,393
2.528% due 11/18/2027		18,872	17,671
3.250% due 02/15/2027		8,600	8,341
4.250% due 04/15/2026		22,844	22,722
4.950% due 01/15/2028		3,200	3,188
5.150% due 01/15/2030		2,200	2,182

AXIS Specialty Finance PLC
4.000% due 12/06/2027		17,000	16,725

Bain Capital Specialty Finance, Inc.
5.950% due 03/15/2030		1,400	1,377

Banca Monte dei Paschi di Siena SpA
2.625% due 04/28/2025	EUR	8,500	9,188

Banco Bilbao Vizcaya Argentaria SA
6.875% due 12/13/2030 ~(j)(k)		3,000	3,369
7.883% due 11/15/2034 •		$4,000	4,503
8.375% due 06/21/2028 ~(j)(k)	EUR	3,400	4,049

Banco BTG Pactual SA
2.750% due 01/11/2026		$5,900	5,800

Banco General SA
4.125% due 08/07/2027		3,900	3,819

Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.375% due 04/11/2027		6,750	6,675

Banco Santander SA
5.552% due 03/14/2028 •		2,275	2,312
9.625% due 11/21/2028 •(j)(k)		16,000	17,606

Bank of America Corp.
1.319% due 06/19/2026 •		7,255	7,203
1.898% due 07/23/2031 •		19,100	16,431
2.299% due 07/21/2032 •		26,300	22,472
2.551% due 02/04/2028 •		52,400	50,566
2.687% due 04/22/2032 •		17,500	15,408
2.972% due 02/04/2033 •		27,000	23,681
3.593% due 07/21/2028 •		8,000	7,830
3.824% due 01/20/2028 •		1,800	1,778
3.970% due 03/05/2029 •		18,700	18,374
4.571% due 04/27/2033 •		16,600	16,046
5.015% due 07/22/2033 •		6,500	6,475
5.288% due 04/25/2034 •		12,800	12,864
5.511% due 01/24/2036 ~		2,500	2,545
5.819% due 09/15/2029 •		7,600	7,877
8.050% due 06/15/2027		8,000	8,525

Bank of America NA
5.526% due 08/18/2026		10,000	10,162
6.000% due 10/15/2036		4,600	4,836

Bank of Montreal
4.689% due 06/28/2028		5,000	5,068

Bank of Nova Scotia
7.199% due 07/12/2025 ~(j)(k)		368	361
8.000% due 01/27/2084 •(k)		2,600	2,692

Barclays PLC
4.375% due 01/12/2026		25,977	25,935

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	77

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.335% due 09/10/2035 •		$6,300	$6,148
5.690% due 03/12/2030 •		2,700	2,769
5.851% due 03/21/2035 ~	GBP	2,000	2,547
6.224% due 05/09/2034 •		$12,200	12,715
6.375% due 12/15/2025 ~(j)(k)	GBP	5,900	7,629
6.496% due 09/13/2027 •		$12,762	13,076
6.692% due 09/13/2034 •		3,700	3,969
7.125% due 06/15/2025 ~(j)(k)	GBP	5,000	6,467
7.437% due 11/02/2033 •		$7,200	8,039
9.250% due 09/15/2028 ~(j)(k)	GBP	2,400	3,286
9.625% due 12/15/2029 •(j)(k)		$5,500	6,046

Bayou Re Ltd.
12.782% due 04/30/2031 •		900	956
22.782% due 04/30/2031 ~		1,100	1,238

BBVA Bancomer SA
1.875% due 09/18/2025		1,000	986
7.625% due 02/11/2035 •(k)		4,000	4,049
8.125% due 01/08/2039 •(k)		10,000	10,197
8.450% due 06/29/2038 ~(k)		14,600	15,268

BGC Group, Inc.
4.375% due 12/15/2025		10,000	9,959
6.150% due 04/02/2030 (b)		8,600	8,567
8.000% due 05/25/2028		5,000	5,341

Blackstone Holdings Finance Co. LLC
1.500% due 04/10/2029	EUR	12,000	12,217
2.000% due 01/30/2032		$5,600	4,627
2.800% due 09/30/2050		5,300	3,247
4.450% due 07/15/2045		1,300	1,106
5.000% due 06/15/2044		3,900	3,608

Blackstone Secured Lending Fund
5.875% due 11/15/2027		12,200	12,405

Block Financial LLC
3.875% due 08/15/2030		4,400	4,131

Blue Owl Finance LLC
4.125% due 10/07/2051		5,900	4,219
4.375% due 02/15/2032		11,700	10,978
6.250% due 04/18/2034		4,200	4,304

BNP Paribas SA
4.400% due 08/14/2028		4,900	4,842
7.375% due 09/10/2034 •(j)(k)		25,900	25,961
8.500% due 08/14/2028 •(j)(k)		11,400	11,951

BPCE SA
1.500% due 01/13/2042 ~(k)	EUR	1,800	1,886
5.716% due 01/18/2030 •		$5,250	5,355
5.876% due 01/14/2031 ~		3,300	3,381
5.936% due 05/30/2035 •		7,600	7,662
6.612% due 10/19/2027 •		13,000	13,355
7.003% due 10/19/2034 •		6,006	6,544

Broadstone Net Lease LLC
2.600% due 09/15/2031		2,900	2,458

Brookfield Capital Finance LLC
6.087% due 06/14/2033		6,300	6,621

Brookfield Finance, Inc.
3.500% due 03/30/2051		6,400	4,412
3.900% due 01/25/2028		12,700	12,477
4.850% due 03/29/2029		4,825	4,842

Brown & Brown, Inc.
4.950% due 03/17/2052		1,500	1,294
5.650% due 06/11/2034		4,800	4,888

CaixaBank SA
5.673% due 03/15/2030 •		2,800	2,873

Cantor Fitzgerald LP
4.500% due 04/14/2027		300	297
7.200% due 12/12/2028		23,000	24,277

Cape Lookout Re Ltd.
11.192% due 03/13/2032 •		1,200	1,200
12.282% due 04/05/2027 •		12,000	12,336

Capital One Financial Corp.
6.312% due 06/08/2029 •		11,500	11,961

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029		3,000	2,851

Carlyle Secured Lending, Inc.
6.750% due 02/18/2030		8,500	8,655

Caterpillar Financial Services Corp.
1.450% due 05/15/2025		405	403

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CBRE Services, Inc.
5.950% due 08/15/2034		$7,600	$7,950

Charles River Re Ltd.
11.042% due 05/10/2031 •		300	307

Charles Schwab Corp.
6.196% due 11/17/2029 •		4,200	4,432

CI Financial Corp.
3.200% due 12/17/2030		5,100	4,457
7.500% due 05/30/2029		1,700	1,783

Citadel Finance LLC
5.900% due 02/10/2030		13,400	13,352

Citadel LP
6.000% due 01/23/2030		2,100	2,135

Citibank NA
5.488% due 12/04/2026		9,000	9,153
5.570% due 04/30/2034		1,000	1,028

Citigroup, Inc.
3.200% due 10/21/2026		18,190	17,837
3.785% due 03/17/2033 •		2,038	1,865
3.887% due 01/10/2028 •		7,400	7,312
4.075% due 04/23/2029 •		1,260	1,239
5.174% due 02/13/2030 •		5,600	5,674
5.449% due 06/11/2035 •		11,913	11,986

CNA Financial Corp.
5.500% due 06/15/2033		5,000	5,101

Constellation Insurance, Inc.
6.800% due 01/24/2030		18,100	17,896

Consumers Securitization Funding LLC
5.210% due 09/01/2031		200	204
5.550% due 03/01/2028		241	244

Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		14,385	14,133
3.750% due 07/21/2026		510	504
4.375% due 06/29/2027 ~(j)(k)	EUR	6,000	6,420

COPT Defense Properties LP
2.250% due 03/15/2026		$7,833	7,634

Corebridge Financial, Inc.
3.650% due 04/05/2027		7,600	7,469
3.850% due 04/05/2029		4,300	4,160
6.375% due 09/15/2054 •		1,000	996
6.875% due 12/15/2052 •		5,500	5,622

Corebridge Global Funding
4.900% due 01/07/2028		2,700	2,726

Corestate Capital Holding SA (8.000% Cash or 9.000% PIK)
8.000% due 12/31/2026 (c)	EUR	220	96

CoStar Group, Inc.
2.800% due 07/15/2030		$12,400	11,046

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	6,000	1,752

Credit Agricole SA
4.631% due 09/11/2028 •		$3,500	3,491
5.862% due 01/09/2036 •		8,200	8,393
7.250% due 09/23/2028 ~(j)(k)	EUR	12,100	13,890
7.500% due 06/23/2026 ~(j)(k)	GBP	300	392

Crown Castle, Inc.
3.650% due 09/01/2027		$2,443	2,381
3.700% due 06/15/2026		4,230	4,180
3.800% due 02/15/2028		15,524	15,111
4.000% due 03/01/2027		3,100	3,059
4.450% due 02/15/2026		11,372	11,341

CubeSmart LP
2.250% due 12/15/2028		3,200	2,934
4.375% due 02/15/2029		3,625	3,558

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026		19,100	18,959

Danske Bank AS
5.427% due 03/01/2028 •		3,000	3,051

Deutsche Bank AG
2.129% due 11/24/2026 •		27,747	27,252
5.403% due 09/11/2035 •		4,000	3,902
5.625% due 05/19/2031 ~	EUR	5,500	6,061

Digital Dutch Finco BV
1.500% due 03/15/2030		11,100	10,924

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Digital Stout Holding LLC
3.750% due 10/17/2030	GBP	1,100	$1,306

Discover Financial Services
4.500% due 01/30/2026		$2,776	2,771
7.964% due 11/02/2034 •		900	1,029

DOC DR LLC
3.950% due 01/15/2028		5,400	5,295

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		7,900	6,870

East Lane Re Ltd.
13.542% due 03/31/2026 ~		5,700	5,743

Eaton Vance Corp.
3.500% due 04/06/2027		1,200	1,178

Encore Capital Group, Inc.
8.500% due 05/15/2030		3,700	3,819

EPR Properties
3.600% due 11/15/2031		4,600	4,108
4.500% due 04/01/2025		7,200	7,200
4.500% due 06/01/2027		9,400	9,277
4.750% due 12/15/2026		8,000	7,967
4.950% due 04/15/2028		2,600	2,576

Equitable Financial Life Global Funding
4.875% due 11/19/2027		2,000	2,012

Equitable Holdings, Inc.
6.700% due 03/28/2055 ~		12,600	12,534

ERP Operating LP
4.650% due 09/15/2034		4,041	3,874

Erste Group Bank AG
4.250% due 10/15/2027 ~(j)(k)	EUR	200	210
8.500% due 10/15/2028 ~(j)(k)		5,800	6,908

Essex Portfolio LP
2.550% due 06/15/2031		$3,000	2,631
2.650% due 03/15/2032		2,500	2,140
3.500% due 04/01/2025		1,875	1,875
5.375% due 04/01/2035		1,600	1,604
5.500% due 04/01/2034		4,032	4,072

Everglades Re Ltd.
14.792% due 05/13/2031 •		300	317
15.792% due 05/13/2031 •		300	317
17.042% due 05/13/2027 •		300	315

Extra Space Storage LP
3.875% due 12/15/2027		3,987	3,920

F&G Annuities & Life, Inc.
6.250% due 10/04/2034		1,400	1,357

F&G Global Funding
5.875% due 06/10/2027		4,000	4,083
5.875% due 01/16/2030		5,600	5,702

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	16,400	17,463
4.625% due 04/29/2030		$7,700	7,599
6.000% due 12/07/2033		6,300	6,568
6.350% due 03/22/2054		1,400	1,428

Fidelity National Financial, Inc.
3.200% due 09/17/2051		4,500	2,766

Fish Pond Re Ltd.
8.292% due 01/08/2027 •		4,000	4,092

FMR LLC
6.500% due 12/14/2040		1,000	1,124

Ford Motor Credit Co. LLC
2.330% due 11/25/2025	EUR	2,900	3,125
2.386% due 02/17/2026		200	215
2.700% due 08/10/2026		$2,700	2,604
2.900% due 02/16/2028		494	457
3.250% due 09/15/2025	EUR	2,100	2,275
3.375% due 11/13/2025		$2,900	2,866
4.125% due 08/17/2027		4,372	4,225
4.389% due 01/08/2026		1,200	1,193
5.125% due 11/05/2026		3,000	2,982
5.800% due 03/05/2027		5,800	5,827
5.800% due 03/08/2029		11,214	11,110
5.850% due 05/17/2027		7,000	7,039
5.918% due 03/20/2028		5,200	5,225
6.054% due 11/05/2031		2,401	2,354
6.950% due 03/06/2026		2,887	2,919
6.950% due 06/10/2026		3,985	4,048

78	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.350% due 11/04/2027	$5,900	$6,115

Fortitude Group Holdings LLC
6.250% due 04/01/2030	5,400	5,463

Franklin Resources, Inc.
2.950% due 08/12/2051	3,900	2,477

Freedom Mortgage Corp.
12.000% due 10/01/2028	6,900	7,417

Freedom Mortgage Holdings LLC
9.125% due 05/15/2031	2,200	2,217

FS KKR Capital Corp.
3.125% due 10/12/2028	3,500	3,186
6.125% due 01/15/2030	8,200	8,160
6.875% due 08/15/2029	9,600	9,850
7.875% due 01/15/2029	6,400	6,785

GA Global Funding Trust
5.200% due 12/09/2031	3,000	2,985
5.500% due 01/08/2029	5,000	5,103
5.900% due 01/13/2035	6,800	6,900

Global Atlantic Fin Co.
4.400% due 10/15/2029	15,800	15,276
6.750% due 03/15/2054	900	914

GLP Capital LP
3.250% due 01/15/2032	2,300	1,993
4.000% due 01/15/2030	3,200	3,027
4.000% due 01/15/2031	3,300	3,079
5.300% due 01/15/2029	13,737	13,769
5.625% due 09/15/2034	8,900	8,759
5.750% due 06/01/2028	6,300	6,415
6.250% due 09/15/2054	6,300	6,196
6.750% due 12/01/2033	2,700	2,867

Goldman Sachs Group, Inc.
2.383% due 07/21/2032 •	4,200	3,598
2.615% due 04/22/2032 •	9,000	7,861
3.691% due 06/05/2028 •	26,100	25,606
4.223% due 05/01/2029 •	27,247	26,878
4.692% due 10/23/2030 •	1,100	1,093
5.016% due 10/23/2035 •	17,300	16,828
5.049% due 07/23/2030 •	17,900	18,052
5.207% due 01/28/2031 ~	3,000	3,041
5.536% due 01/28/2036 •	4,500	4,565
5.734% due 01/28/2056 ~	10,000	9,968
6.484% due 10/24/2029 •	23,000	24,300

Golub Capital BDC, Inc.
7.050% due 12/05/2028	4,000	4,180

Golub Capital Private Credit Fund
5.800% due 09/12/2029	6,600	6,526

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037	4,100	3,743

Goodman U.S. Finance Six LLC
5.125% due 10/07/2034	1,300	1,287

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028	21,100	20,509

Greengrove RE Ltd.
12.042% due 04/08/2032 •	500	502

Guardian Life Global Funding
1.100% due 06/23/2025	2,232	2,214

Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034	3,100	3,066

Hanover Insurance Group, Inc.
2.500% due 09/01/2030	4,800	4,216

Hardwood Funding LLC
4.980% due 06/07/2028 «(b)(m)	3,900	3,915
5.070% due 06/07/2030 «(b)(m)	3,900	3,917
5.210% due 06/07/2032 «(b)(m)	3,900	3,927

HAT Holdings LLC
8.000% due 06/15/2027	8,598	8,912

Healthpeak OP LLC
5.375% due 02/15/2035	3,300	3,290

Highwoods Realty LP
3.050% due 02/15/2030	5,600	5,004
4.125% due 03/15/2028	2,200	2,133
4.200% due 04/15/2029	4,000	3,836

Host Hotels & Resorts LP
2.900% due 12/15/2031	2,000	1,737

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.375% due 12/15/2029		$6,300	$5,857
3.500% due 09/15/2030		4,900	4,493
4.000% due 06/15/2025		10,277	10,268
5.500% due 04/15/2035		2,900	2,844
5.700% due 07/01/2034		9,899	9,909

HPS Corporate Lending Fund
5.450% due 01/14/2028		3,000	3,002
5.950% due 04/14/2032		4,000	3,947
6.250% due 09/30/2029		1,800	1,826
6.750% due 01/30/2029		4,900	5,049

HSBC Holdings PLC
1.645% due 04/18/2026 •		15,500	15,478
2.099% due 06/04/2026 •		20,300	20,204
5.130% due 03/03/2031 •		10,500	10,535
5.875% due 09/28/2026 ~(j)(k)	GBP	14,400	18,507

Hudson Pacific Properties LP
3.250% due 01/15/2030 (n)		$10,000	6,902

Indian Railway Finance Corp. Ltd.
2.800% due 02/10/2031		3,000	2,662

ING Groep NV
4.250% due 05/16/2031 •(j)(k)		2,900	2,431
5.525% due 03/25/2036 ~		1,000	1,002
5.750% due 11/16/2026 •(j)(k)		1,800	1,787

Intercontinental Exchange, Inc.
1.850% due 09/15/2032		17,000	13,837
4.000% due 09/15/2027		3,326	3,298
4.350% due 06/15/2029		3,900	3,873

Intesa Sanpaolo SpA
4.950% due 06/01/2042 •		5,900	4,748
5.710% due 01/15/2026		2,200	2,207
6.625% due 06/20/2033		7,416	7,945
7.200% due 11/28/2033		8,869	9,842
7.778% due 06/20/2054 •		6,300	7,004
7.800% due 11/28/2053		700	811
8.248% due 11/21/2033 •		17,000	19,532

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		2,000	1,675
2.700% due 01/15/2034		12,300	10,022
4.150% due 04/15/2032		2,000	1,867
4.875% due 02/01/2035		600	574
5.450% due 08/15/2030		5,200	5,329
5.500% due 08/15/2033		5,200	5,236

Itau Unibanco Holding SA
6.000% due 02/27/2030		21,000	21,464

JAB Holdings BV
2.200% due 11/23/2030		7,153	6,098

Jefferies Financial Group, Inc.
5.875% due 07/21/2028		1,950	2,003

JPMorgan Chase & Co.
1.470% due 09/22/2027 •		2,963	2,835
2.182% due 06/01/2028 •		11,900	11,327
2.545% due 11/08/2032 •		10,000	8,652
2.580% due 04/22/2032 •		9,600	8,438
2.739% due 10/15/2030 •		22,000	20,194
3.540% due 05/01/2028 •		10,100	9,899
3.702% due 05/06/2030 •		16,000	15,401
3.782% due 02/01/2028 •		10,000	9,869
4.005% due 04/23/2029 •		21,000	20,645
4.203% due 07/23/2029 •		300	296
4.603% due 10/22/2030 •		6,100	6,061
4.912% due 07/25/2033 •(n)		33,672	33,414
4.946% due 10/22/2035 •		8,000	7,832
5.140% due 01/24/2031 ~		4,300	4,368
5.294% due 07/22/2035 •		11,900	11,953
5.350% due 06/01/2034 •		46,600	47,378
5.534% due 11/29/2045 •		18,000	17,832
6.087% due 10/23/2029 •		14,800	15,498

JPMorgan Chase Bank NA
5.110% due 12/08/2026		10,000	10,133

KBC Group NV
6.250% due 09/17/2031 ~(j)(k)	EUR	3,600	3,964
8.000% due 09/05/2028 ~(j)(k)		600	708

Kilroy Realty LP
2.500% due 11/15/2032		$7,800	6,188
2.650% due 11/15/2033		4,972	3,871
3.050% due 02/15/2030		6,796	6,051
4.375% due 10/01/2025		5,050	5,038

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 01/15/2036		$7,900	$7,838

Kite Realty Group LP
4.950% due 12/15/2031		3,826	3,765

Kizuna RE Pte. Ltd.
7.042% due 04/09/2029 ~		1,046	1,079

KKR Financial Holdings LLC
5.400% due 05/23/2033		10,000	9,636

KKR Group Finance Co. LLC
4.850% due 05/17/2032		2,550	2,509

Lazard Group LLC
4.375% due 03/11/2029		3,046	3,000
4.500% due 09/19/2028		3,500	3,465
6.000% due 03/15/2031		7,200	7,486

Lloyds Bank PLC
0.000% due 04/02/2032 þ		6,200	4,337

Lloyds Banking Group PLC
3.750% due 01/11/2027		10,500	10,361
4.375% due 03/22/2028		500	496
4.947% due 06/27/2025 ~(j)(k)	EUR	900	975
5.590% due 11/26/2035 •		$5,221	5,246
5.871% due 03/06/2029 •		511	527
5.985% due 08/07/2027 •		5,200	5,287
8.500% due 09/27/2027 ~(j)(k)	GBP	19,500	26,027

Logicor Financing SARL
1.625% due 07/15/2027	EUR	4,000	4,166

Longleaf Pine Re Ltd.
21.792% due 05/27/2031 ~		$3,200	3,390

LPL Holdings, Inc.
5.650% due 03/15/2035		8,000	7,926

Marsh & McLennan Cos., Inc.
5.000% due 03/15/2035		16,600	16,434
5.350% due 11/15/2044		1,900	1,858
5.400% due 03/15/2055		9,000	8,696
5.700% due 09/15/2053		4,300	4,370

MassMutual Global Funding
3.400% due 03/08/2026		1,600	1,587

Meiji Yasuda Life Insurance Co.
6.100% due 06/11/2055 ~		7,100	7,093

Mercury General Corp.
4.400% due 03/15/2027		2,313	2,277

MetLife, Inc.
10.750% due 08/01/2069		4,000	5,300

Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025		1,769	1,752
1.538% due 07/20/2027 •		8,300	7,987
2.048% due 07/17/2030		3,200	2,786
5.133% due 07/20/2033 •		29,400	29,474
5.354% due 09/13/2028 •		5,200	5,298
5.426% due 04/17/2035 •		2,000	2,025
5.574% due 01/16/2036 ~		5,900	6,034

Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		19,500	16,794
2.869% due 09/13/2030 •		12,100	11,166
5.594% due 07/10/2035 •		2,000	2,048

MMIFS Re Ltd.
5.783% due 01/10/2033 ~	CAD	300	208

Morgan Stanley
0.000% due 04/02/2032 þ(m)		$15,800	10,604
1.593% due 05/04/2027 •		13,700	13,270
1.794% due 02/13/2032 •		36,100	30,259
2.239% due 07/21/2032 •(n)		20,000	17,035
2.475% due 01/21/2028 •		8,200	7,910
3.622% due 04/01/2031 •		3,600	3,400
4.654% due 10/18/2030 •		18,600	18,455
5.042% due 07/19/2030 •		9,400	9,480
5.123% due 02/01/2029 •		11,600	11,761
5.173% due 01/16/2030 •		17,400	17,634
5.230% due 01/15/2031 ~		14,000	14,231
5.250% due 04/21/2034 •		1,700	1,702
5.424% due 07/21/2034 •		13,800	13,965
5.466% due 01/18/2035 •		5,000	5,061
5.587% due 01/18/2036 ~		7,900	8,071
6.250% due 08/09/2026		269	275
6.407% due 11/01/2029 •		11,000	11,612

Morgan Stanley Bank NA
5.882% due 10/30/2026		27,000	27,605

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	79

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027		$6,500	$6,433
6.150% due 05/17/2029		1,000	1,011

MSD Investment Corp.
6.250% due 05/31/2030 (b)		3,000	2,970

Mutual of Omaha Cos. Global Funding
5.350% due 04/09/2027		14,709	14,916
5.450% due 12/12/2028		3,000	3,082

National Health Investors, Inc.
3.000% due 02/01/2031		1,500	1,300

Nationwide Building Society
6.557% due 10/18/2027 •		2,746	2,821

Nationwide Financial Services, Inc.
3.900% due 11/30/2049		5,300	4,013

NatWest Group PLC
5.125% due 05/12/2027 ~(j)(k)	GBP	29,260	36,404
5.583% due 03/01/2028 •		$6,434	6,544
5.608% due 03/01/2028 ~		2,900	2,926
7.300% due 11/19/2034 •(j)(k)		13,800	13,644
8.125% due 11/10/2033 •(j)(k)		2,435	2,563

Neuberger Berman Group LLC
4.500% due 03/15/2027		7,800	7,762

New Immo Holding SA
2.750% due 11/26/2026	EUR	4,500	4,748

New Mountain Finance Corp.
6.200% due 10/15/2027		$4,700	4,742

New York Life Insurance Co.
4.450% due 05/15/2069		3,500	2,735

Newmark Group, Inc.
7.500% due 01/12/2029		8,200	8,607

Nippon Life Insurance Co.
6.250% due 09/13/2053 •		8,000	8,319

Nissan Motor Acceptance Co. LLC
2.750% due 03/09/2028		7,400	6,803

NLG Global Funding
5.400% due 01/23/2030		12,100	12,326

Nomura Holdings, Inc.
1.851% due 07/16/2025		1,598	1,585
2.172% due 07/14/2028		4,600	4,248
2.329% due 01/22/2027		3,900	3,745
5.594% due 07/02/2027		3,500	3,568
5.613% due 07/02/2027 ~		12,500	12,611
5.709% due 01/09/2026		11,200	11,282
5.842% due 01/18/2028		15,000	15,410

Nordea Bank Abp
3.750% due 03/01/2029 •(j)(k)		1,100	979

Norinchukin Bank
5.094% due 10/16/2029		517	522

Nykredit Realkredit AS
1.000% due 10/01/2050	DKK	60,798	6,842
1.000% due 10/01/2053		1,876	199
1.500% due 10/01/2052		104,002	12,078

Oaktree Specialty Lending Corp.
6.340% due 02/27/2030		$1,400	1,395

Oaktree Strategic Credit Fund
6.500% due 07/23/2029		3,400	3,473

Omega Healthcare Investors, Inc.
3.250% due 04/15/2033		5,274	4,473
4.500% due 04/01/2027		2,600	2,588
4.750% due 01/15/2028		700	699
5.250% due 01/15/2026		600	601

OneMain Finance Corp.
5.375% due 11/15/2029		4,500	4,285
7.875% due 03/15/2030		3,200	3,320

Orange Capital RE DAC
8.678% due 01/17/2029 ~	EUR	250	272

Pacific Life Global Funding
1.200% due 06/24/2025		$3,300	3,275
4.961% due 01/27/2028 ~		21,000	21,044

Palm RE Ltd.
13.792% due 06/09/2031 •		300	317

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (g)		8,600	6,065

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Phillips Edison Grocery Center Operating Partnership LP
5.750% due 07/15/2034		$2,800	$2,824

Piedmont Operating Partnership LP
6.875% due 07/15/2029		4,800	4,988
9.250% due 07/20/2028		7,000	7,716

Pinnacol Assurance
8.625% due 06/25/2034 «(m)		6,000	6,623

Polestar Re Ltd.
14.792% due 01/07/2028 •		1,000	1,034
17.542% due 01/07/2027 •		4,000	4,139

Popular, Inc.
7.250% due 03/13/2028		3,400	3,528

Pricoa Global Funding
0.800% due 09/01/2025		3,300	3,248

Principal Financial Group, Inc.
4.111% due 02/15/2028		3,500	3,441

Principal Life Global Funding
3.000% due 04/18/2026		1,800	1,774

Prologis LP
4.200% due 02/15/2033	CAD	9,500	6,639

Protective Life Corp.
3.400% due 01/15/2030		$7,000	6,603
4.300% due 09/30/2028		10,900	10,802

Protective Life Global Funding
5.432% due 01/14/2032		5,000	5,135

Public Storage Operating Co.
0.500% due 09/09/2030	EUR	2,200	2,042

Purple Re Ltd.
13.282% due 06/07/2027 •		$3,400	3,594

Quercus Re DAC
10.606% due 01/06/2031 ~	EUR	300	337

Realty Income Corp.
3.200% due 01/15/2027		$5,100	4,981
3.200% due 02/15/2031		600	549
4.450% due 09/15/2026		4,100	4,100
4.875% due 06/01/2026		4,670	4,686

Regency Centers LP
3.600% due 02/01/2027		880	866

Reliance Standard Life Global Funding
2.750% due 01/21/2027		160	154

Rexford Industrial Realty LP
2.125% due 12/01/2030		6,400	5,502

RGA Global Funding
2.700% due 01/18/2029		4,300	4,023
5.250% due 01/09/2030		8,000	8,149
5.500% due 01/11/2031		6,000	6,174
6.000% due 11/21/2028		4,100	4,293

Sabra Health Care LP
3.200% due 12/01/2031		4,850	4,215
3.900% due 10/15/2029		3,213	3,022
5.125% due 08/15/2026		1,000	999

Sammons Financial Group Global Funding
5.050% due 01/10/2028		1,000	1,012

Sammons Financial Group, Inc.
6.875% due 04/15/2034		18,968	20,258

Santander Holdings USA, Inc.
3.244% due 10/05/2026		15,533	15,182
5.353% due 09/06/2030 •		14,321	14,267
5.473% due 03/20/2029 ~		10,800	10,865

Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •		11,952	11,792
4.858% due 09/11/2030 •		6,381	6,323
5.694% due 04/15/2031 ~		3,100	3,166

SBA Tower Trust
1.631% due 05/15/2051		3,800	3,610
1.884% due 07/15/2050		21,000	20,486

Sixth Street Lending Partners
5.750% due 01/15/2030		10,100	10,008
6.125% due 07/15/2030		1,100	1,108
6.500% due 03/11/2029		9,500	9,712

Standard Chartered Bank
4.853% due 12/03/2027		5,000	5,054

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Standard Chartered PLC
3.603% due 01/12/2033 •		$8,100	$7,151

Stifel Financial Corp.
4.000% due 05/15/2030		9,800	9,377

Store Capital LLC
2.700% due 12/01/2031		3,800	3,221
2.750% due 11/18/2030		3,200	2,809
5.400% due 04/30/2030		5,300	5,310

Strategic Credit Opportunities Partners
6.520% due 03/20/2028 «(m)		3,200	3,233
6.740% due 03/20/2030 «(m)		3,800	3,866

Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		2,300	2,015
2.750% due 01/15/2030		4,700	4,294
5.424% due 07/09/2031		10,300	10,592
5.464% due 01/13/2026		6,372	6,419
5.558% due 07/09/2034		9,400	9,650
5.632% due 01/15/2035		36,000	36,984

Sun Communities Operating LP
2.700% due 07/15/2031		5,800	5,051
4.200% due 04/15/2032		7,765	7,291

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2026 (c)		1,139	131

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 (c)		1,142	131

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 (c)		2,290	276

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 (c)		3,443	395

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 (c)		3,451	416

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 (c)		1,625	197

Synchrony Financial
3.700% due 08/04/2026		4,100	4,029

Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	3,111	3,894
5.801% due 10/13/2040		5,682	7,226

Torrey Pines Re Ltd.
10.282% due 06/07/2032 •		$1,000	1,045
11.532% due 06/07/2027 •		500	526
13.282% due 06/05/2026 •		300	312

Truist Financial Corp.
7.161% due 10/30/2029 •		5,800	6,247

Trust Fibra Uno
4.869% due 01/15/2030		250	234
4.869% due 01/15/2030 (n)		2,000	1,873
6.390% due 01/15/2050		1,700	1,370
6.950% due 01/30/2044		1,983	1,729

U.S. Bancorp
6.787% due 10/26/2027 •		32,650	33,744

UBS AG
1.250% due 08/07/2026		2,700	2,590
7.500% due 02/15/2028		7,500	8,078

UBS Group AG
1.494% due 08/10/2027 •		14,800	14,182
2.095% due 02/11/2032 •		7,600	6,456
2.746% due 02/11/2033 •		4,500	3,854
4.125% due 09/24/2025		6,897	6,881
5.428% due 02/08/2030 •		12,000	12,220
6.246% due 09/22/2029 •		12,800	13,382
6.850% due 09/10/2029 •(j)(k)		14,800	14,751
7.125% due 08/10/2034 ~(j)(k)		11,200	11,045
9.016% due 11/15/2033 •		9,000	11,001
9.250% due 11/13/2028 •(j)(k)		7,000	7,620
9.250% due 11/13/2028 ~(j)(k)		16,000	17,417
9.250% due 11/13/2033 •(j)(k)		8,000	9,150
9.250% due 11/13/2033 ~(j)(k)		3,600	4,117

UDR, Inc.
3.500% due 01/15/2028		7,425	7,205

80	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UniCredit SpA
7.296% due 04/02/2034 •		$5,200	$5,490
7.500% due 06/03/2026 ~(j)(k)	EUR	11,000	12,314

Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK)
15.000% due 12/31/2044 ^(c)(d)		$2,562	50

Unum Group
6.000% due 06/15/2054		1,900	1,907

Ursa Re Ltd.
11.782% due 02/22/2028 ~		1,450	1,467

Veraison Re Ltd.
9.292% due 03/08/2033 ~		250	251

VICI Properties LP
3.875% due 02/15/2029		16,850	16,111
4.125% due 08/15/2030		9,131	8,605
4.500% due 01/15/2028		1,400	1,383
5.125% due 11/15/2031		4,100	4,047
5.125% due 05/15/2032		12,600	12,344
5.625% due 04/01/2035 (b)		2,000	1,990
5.750% due 02/01/2027		1,650	1,674
5.750% due 04/01/2034		7,700	7,747
6.125% due 04/01/2054		3,000	2,926

Voya Financial, Inc.
5.000% due 09/20/2034		2,200	2,119

Wells Fargo & Co.
2.393% due 06/02/2028 •		30,750	29,353
3.000% due 04/22/2026		21,809	21,482
3.000% due 10/23/2026		4,000	3,913
3.196% due 06/17/2027 •		14,670	14,436
3.526% due 03/24/2028 •		15,000	14,702
3.584% due 05/22/2028 •		38,906	38,099
4.540% due 08/15/2026 •		8,255	8,252
5.198% due 01/23/2030 •		9,800	9,966
5.244% due 01/24/2031 ~		11,100	11,288
5.428% due 04/22/2028 ~		11,400	11,488
5.557% due 07/25/2034 •		14,300	14,556
5.574% due 07/25/2029 •		17,400	17,877

Weyerhaeuser Co.
4.000% due 04/15/2030		8,363	8,061
4.750% due 05/15/2026		23,200	23,240
7.350% due 07/01/2026		2,000	2,065
7.375% due 03/15/2032		5,657	6,356

Windmill Re DAC
7.986% due 07/05/2028 ~	EUR	250	275

WP Carey, Inc.
4.250% due 10/01/2026		$6,446	6,412

			4,327,668

INDUSTRIALS 28.4%

7-Eleven, Inc.
0.950% due 02/10/2026		6,010	5,819
1.800% due 02/10/2031		26,000	21,562

AbbVie, Inc.
4.250% due 11/21/2049		6,700	5,555
5.050% due 03/15/2034		8,000	8,060
5.350% due 03/15/2044		3,900	3,859
5.400% due 03/15/2054		4,200	4,128

Adani Transmission Step-One Ltd.
4.000% due 08/03/2026		3,075	2,961

Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		11,900	11,694
4.500% due 09/11/2034		5,000	4,822

Adventist Health System
2.952% due 03/01/2029		3,000	2,772

AEP Transmission Co. LLC
2.750% due 08/15/2051		4,800	2,921

Aeroporti di Roma SpA
1.750% due 07/30/2031	EUR	3,000	2,921

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$3,603	3,382
3.600% due 09/15/2028		2,577	2,521
4.125% due 11/15/2026		4,813	4,805
5.250% due 10/01/2030		2,873	2,889

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Aker BP ASA
3.100% due 07/15/2031		$12,898	$11,363
3.750% due 01/15/2030		4,100	3,875

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		7,249	7,232

Alcon Finance Corp.
3.000% due 09/23/2029		4,900	4,557

Allegion U.S. Holding Co., Inc.
3.550% due 10/01/2027		400	389

Altice France SA
3.375% due 01/15/2028	EUR	2,500	2,155
5.125% due 07/15/2029		$5,900	4,630

Amdocs Ltd.
2.538% due 06/15/2030		14,850	13,214

American Airlines Pass-Through Trust
3.000% due 04/15/2030		2,786	2,634
3.150% due 08/15/2033		17,980	16,513
3.200% due 12/15/2029		6,269	5,979
3.350% due 04/15/2031		12,251	11,639
3.375% due 11/01/2028		1,417	1,374
3.575% due 07/15/2029		2,186	2,116
3.650% due 02/15/2029		3,137	3,028
3.700% due 04/01/2028		4,657	4,570
4.000% due 01/15/2027		1,360	1,352

Amgen, Inc.
4.400% due 02/22/2062		2,500	1,967
4.663% due 06/15/2051		7,254	6,202
5.150% due 03/02/2028		5,500	5,600
5.250% due 03/02/2030		9,929	10,158
5.250% due 03/02/2033 (n)		21,900	22,224
5.600% due 03/02/2043		33,650	33,373
5.750% due 03/02/2063		25,100	24,480

Apple, Inc.
1.650% due 05/11/2030		1,450	1,275
4.100% due 08/08/2062		4,100	3,290
4.850% due 05/10/2053 (n)		11,730	11,261

Ashtead Capital, Inc.
4.000% due 05/01/2028		9,445	9,170
4.250% due 11/01/2029		3,300	3,179
5.800% due 04/15/2034		3,900	3,925

Astrazeneca Finance LLC
4.900% due 02/26/2031		22,300	22,705

Bacardi Ltd.
5.150% due 05/15/2038		10,500	9,651

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050		3,200	2,311

Bayer U.S. Finance LLC
4.375% due 12/15/2028		42,800	41,704
6.375% due 11/21/2030		3,900	4,086
6.500% due 11/21/2033		700	736

Becton Dickinson & Co.
3.828% due 06/07/2032	EUR	10,000	10,949
5.081% due 06/07/2029		$13,100	13,299

Becton Dickinson Euro Finance SARL
4.029% due 06/07/2036	EUR	7,000	7,585

Belron U.K. Finance PLC
4.625% due 10/15/2029		3,300	3,602

Berry Global, Inc.
1.570% due 01/15/2026 (n)		$7,400	7,214
4.875% due 07/15/2026		1,722	1,722

BMW U.S. Capital LLC
4.650% due 03/19/2027		2,000	2,004
4.750% due 03/21/2028		8,100	8,121
5.281% due 03/21/2028 ~		10,000	9,992

Boeing Co.
2.196% due 02/04/2026		20,368	19,932
2.950% due 02/01/2030		375	342
3.200% due 03/01/2029		185	174
3.250% due 02/01/2028		365	350
3.550% due 03/01/2038		175	137
3.625% due 02/01/2031		3,500	3,247
5.150% due 05/01/2030		8,000	8,054
5.705% due 05/01/2040		21,000	20,427
5.805% due 05/01/2050		46,400	44,217
5.930% due 05/01/2060		30,000	28,251

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.259% due 05/01/2027		$2,400	$2,470
6.298% due 05/01/2029		24,823	26,042

Booz Allen Hamilton, Inc.
5.950% due 08/04/2033		7,606	7,593

Boston Scientific Corp.
2.650% due 06/01/2030		25,600	23,335

British Airways Pass-Through Trust
3.300% due 06/15/2034		7,870	7,347
4.250% due 05/15/2034		1,226	1,183

Broadcom, Inc.
2.450% due 02/15/2031		21,400	18,834
2.600% due 02/15/2033		3,800	3,204
3.137% due 11/15/2035		22,839	18,939
3.187% due 11/15/2036		24,922	20,467
3.469% due 04/15/2034		4,000	3,523
4.926% due 05/15/2037		37,864	36,422

CAB SELAS
3.375% due 02/01/2028 (n)	EUR	1,102	1,122

Cameron LNG LLC
3.302% due 01/15/2035		$4,300	3,642
3.402% due 01/15/2038		10,600	8,929

Canadian Natural Resources Ltd.
5.000% due 12/15/2029		578	578
5.400% due 12/15/2034		8,000	7,908
6.250% due 03/15/2038		2,800	2,907
6.450% due 06/30/2033		2,101	2,229

Canadian Pacific Railway Co.
2.450% due 12/02/2031		15,000	12,942
4.950% due 08/15/2045		1,631	1,511
6.125% due 09/15/2115		10,000	10,149

Capstone Copper Corp.
6.750% due 03/31/2033		2,000	1,994

Carnival Corp.
4.000% due 08/01/2028		8,200	7,850
5.750% due 03/15/2030		9,350	9,319

CDW LLC
2.670% due 12/01/2026		10,100	9,753
5.100% due 03/01/2030		6,000	5,995

Centene Corp.
2.450% due 07/15/2028		3,500	3,196
2.500% due 03/01/2031		13,535	11,424
2.625% due 08/01/2031		17,620	14,823
3.000% due 10/15/2030		10,819	9,473
4.625% due 12/15/2029		7,350	7,047

CGI, Inc.
4.950% due 03/14/2030		4,450	4,452

Charter Communications Operating LLC
2.300% due 02/01/2032		7,662	6,206
3.700% due 04/01/2051		5,000	3,155
3.850% due 04/01/2061		23,000	13,980
3.900% due 06/01/2052		13,500	8,736
3.950% due 06/30/2062		2,200	1,353
4.800% due 03/01/2050		5,400	4,074
5.125% due 07/01/2049		17,200	13,661
5.375% due 05/01/2047		6,985	5,792
5.750% due 04/01/2048		15,890	13,714
6.100% due 06/01/2029		129	133

Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039		5,200	4,163
3.700% due 11/15/2029		47,274	45,163
5.125% due 06/30/2027		23,235	23,435

Cheniere Energy Partners LP
5.750% due 08/15/2034		10,000	10,146

Choice Hotels International, Inc.
3.700% due 12/01/2029		2,787	2,625
5.850% due 08/01/2034		2,100	2,106

Chord Energy Corp.
6.750% due 03/15/2033		1,200	1,195

Comcast Corp.
2.800% due 01/15/2051		22,300	13,453

Community Health Systems, Inc.
4.750% due 02/15/2031		4,900	3,879
6.000% due 01/15/2029		1,200	1,068

Constellation Brands, Inc.
3.700% due 12/06/2026		1,008	994

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	81

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.800% due 01/15/2029		$1,400	$1,404
4.900% due 05/01/2033		2,527	2,466

Constellation Pharmaceutical
5.550% due 07/01/2033 «(m)		5,100	5,108

Coterra Energy, Inc.
5.600% due 03/15/2034		2,315	2,330

Cox Communications, Inc.
5.450% due 09/15/2028		1,400	1,434

Crown Castle Towers LLC
4.241% due 07/15/2048		11,900	11,629

CSL Finanace PLC Co.
4.050% due 04/27/2029		4,500	4,405

CVS Health Corp.
3.000% due 08/15/2026		375	367
5.000% due 01/30/2029		19,800	19,898
5.700% due 06/01/2034		5,200	5,283
5.875% due 06/01/2053		6,954	6,569
6.000% due 06/01/2044		5,700	5,573
6.050% due 06/01/2054		12,500	12,137

CVS Pass-Through Trust
4.163% due 08/11/2036		268	245
5.789% due 01/10/2026		9	9
5.926% due 01/10/2034		279	281
6.036% due 12/10/2028		2,364	2,382
8.353% due 07/10/2031		242	264

DAE Funding LLC
3.375% due 03/20/2028		6,300	6,010

Dell International LLC
4.900% due 10/01/2026		6,050	6,075
6.020% due 06/15/2026		5,942	6,020

Delta Air Lines, Inc.
3.750% due 10/28/2029		3,100	2,905
7.375% due 01/15/2026		33,801	34,414

Devon Energy Corp.
5.200% due 09/15/2034		15,800	15,247

Diamondback Energy, Inc.
5.400% due 04/18/2034		7,900	7,890
5.750% due 04/18/2054		8,300	7,832

Discovery Communications LLC
3.950% due 06/15/2025		276	275

DISH DBS Corp.
5.250% due 12/01/2026		750	690

DT Midstream, Inc.
5.800% due 12/15/2034		2,400	2,413

Eastern Gas Transmission & Storage, Inc.
3.000% due 11/15/2029		3,250	3,025
3.900% due 11/15/2049		3,700	2,734

Edwards Lifesciences Corp.
4.300% due 06/15/2028		6,700	6,618

Elevance Health, Inc.
2.550% due 03/15/2031		2,000	1,768
3.650% due 12/01/2027		8,806	8,637
4.950% due 11/01/2031		1,600	1,604
5.200% due 02/15/2035		8,200	8,231
5.700% due 02/15/2055		3,300	3,219

Eli Lilly & Co.
4.600% due 08/14/2034		13,000	12,782

ELO SACA
2.875% due 01/29/2026	EUR	7,300	7,746
3.250% due 07/23/2027		5,400	5,552
4.875% due 12/08/2028		6,000	5,822

Enbridge, Inc.
2.500% due 08/01/2033		$14,800	12,115
4.250% due 12/01/2026		7,300	7,265
5.625% due 04/05/2034		4,500	4,573
5.700% due 03/08/2033 (n)		9,600	9,856
6.250% due 03/01/2078 •		8,700	8,617

Energy Transfer LP
3.900% due 07/15/2026		5,861	5,812
4.950% due 06/15/2028		6,200	6,243
5.350% due 05/15/2045		2,600	2,337
5.600% due 09/01/2034		7,500	7,517
5.700% due 04/01/2035		7,900	7,963
5.750% due 02/15/2033		4,600	4,709
5.800% due 06/15/2038		6,230	6,198

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.950% due 05/15/2054		$9,000	$8,601
6.050% due 09/01/2054		18,700	18,174
6.200% due 04/01/2055		4,800	4,762
6.500% due 02/01/2042		3,600	3,725
6.625% due 10/15/2036		206	222
7.500% due 07/01/2038		4,302	4,909

Eni SpA
5.950% due 05/15/2054		14,200	13,902

Entergy Louisiana LLC
3.120% due 09/01/2027		4,300	4,173
5.150% due 09/15/2034		9,000	8,977
5.350% due 03/15/2034		3,267	3,307

Enterprise Products Operating LLC
4.450% due 02/15/2043		6,890	5,968
4.950% due 02/15/2035		15,000	14,798
5.375% due 02/15/2078 •		10,400	10,199
5.700% due 02/15/2042		2,002	2,026
7.571% due 08/16/2077 ~		7,651	7,628

EQM Midstream Partners LP
4.500% due 01/15/2029		3,235	3,136
4.750% due 01/15/2031		6,300	6,062

EQT Corp.
5.750% due 02/01/2034		3,100	3,162

Equifax, Inc.
5.100% due 06/01/2028		3,300	3,344

Essent Group Ltd.
6.250% due 07/01/2029		6,600	6,802

Expand Energy Corp.
5.700% due 01/15/2035		13,900	13,963
6.750% due 04/15/2029		1,261	1,278

FactSet Research Systems, Inc.
2.900% due 03/01/2027		10,000	9,689

FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/2029		1,020	977
6.150% due 10/01/2038		1,600	1,702

Fiserv, Inc.
3.500% due 07/01/2029		3,000	2,854
4.200% due 10/01/2028		4,905	4,838

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		36,900	32,521

Flex Ltd.
4.875% due 06/15/2029		8,100	8,059
5.250% due 01/15/2032		3,400	3,379

Ford Foundation
2.815% due 06/01/2070		1,600	910

Fox Corp.
6.500% due 10/13/2033		10,300	11,036

Freeport Minerals Corp.
9.500% due 06/01/2031		200	246

Gatwick Funding Ltd.
6.125% due 03/02/2028	GBP	6,200	8,099

Global Payments, Inc.
3.200% due 08/15/2029		$10,372	9,715
4.875% due 03/17/2031	EUR	1,300	1,468

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		$1,200	1,216
6.103% due 08/23/2042		8,000	8,033
6.129% due 02/23/2038		1,700	1,748

Gulfstream Natural Gas System LLC
4.600% due 09/15/2025		2,900	2,892

GXO Logistics, Inc.
6.250% due 05/06/2029		2,000	2,065

Haleon U.S. Capital LLC
3.375% due 03/24/2027		4,802	4,707
3.375% due 03/24/2029		1,700	1,625

HCA, Inc.
3.500% due 09/01/2030		5,000	4,638
3.500% due 07/15/2051		4,500	2,970
3.625% due 03/15/2032		2,700	2,442
4.125% due 06/15/2029		6,800	6,605
4.625% due 03/15/2052		2,400	1,912
5.125% due 06/15/2039		1,000	929
5.450% due 09/15/2034		1,100	1,091
5.500% due 06/01/2033		19,000	19,078
5.625% due 09/01/2028		10,000	10,231

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 03/01/2035		$4,300	$4,341
5.900% due 06/01/2053		5,200	4,973
5.950% due 09/15/2054		8,000	7,690

Heathrow Finance PLC
4.125% due 09/01/2029 þ	GBP	3,200	3,770

HEICO Corp.
5.250% due 08/01/2028		$2,000	2,036
5.350% due 08/01/2033		1,900	1,920

Hess Corp.
7.875% due 10/01/2029		3,600	4,050

Humana, Inc.
1.350% due 02/03/2027		7,100	6,690
5.375% due 04/15/2031		13,658	13,770
5.875% due 03/01/2033		1,100	1,125

Hyatt Hotels Corp.
5.050% due 03/30/2028		3,000	3,014
5.375% due 12/15/2031		4,700	4,683

Hyundai Capital America
1.500% due 06/15/2026		11,500	11,072
2.000% due 06/15/2028		15,200	13,918
4.850% due 03/25/2027		4,000	4,001
5.511% due 08/04/2025 ~		13,000	13,027
6.000% due 07/11/2025		200	201

Illumina, Inc.
2.550% due 03/23/2031		1,000	864
4.650% due 09/09/2026		1,300	1,299
5.750% due 12/13/2027		395	404

Imperial Brands Finance Netherlands BV
5.250% due 02/15/2031	EUR	1,000	1,164

Imperial Brands Finance PLC
6.125% due 07/27/2027		$6,000	6,185

Infor, Inc.
1.750% due 07/15/2025		8,900	8,811

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050		6,500	4,827

Intel Corp.
3.750% due 08/05/2027		2,500	2,449

IRB Infrastructure Developers, Inc.
7.110% due 03/11/2032		3,000	3,032

Jabil, Inc.
5.450% due 02/01/2029		2,200	2,242

JDE Peet’s NV
4.500% due 01/23/2034	EUR	3,700	4,153

JetBlue Airways Corp.
9.875% due 09/20/2031		$19,000	18,771

JetBlue Pass-Through Trust
2.750% due 11/15/2033		6,272	5,454

Kinder Morgan Energy Partners LP
7.300% due 08/15/2033		5,726	6,409
7.400% due 03/15/2031		500	557
7.500% due 11/15/2040		5,500	6,380

Kinder Morgan, Inc.
3.600% due 02/15/2051		2,000	1,374
5.200% due 06/01/2033		6,900	6,841
5.300% due 12/01/2034		1,000	988
7.750% due 01/15/2032		16,050	18,368

Kodiak Gas Services LLC
7.250% due 02/15/2029		800	816

Kraft Heinz Foods Co.
5.000% due 06/04/2042		2,400	2,189
6.500% due 02/09/2040		1,258	1,352
6.875% due 01/26/2039		13,500	15,008
7.125% due 08/01/2039		7,120	8,114

Las Vegas Sands Corp.
2.900% due 06/25/2025		1,300	1,293
3.900% due 08/08/2029		4,050	3,813
6.000% due 08/15/2029		57,275	58,570
6.200% due 08/15/2034		24,685	24,771

Leidos, Inc.
2.300% due 02/15/2031		16,750	14,409
4.375% due 05/15/2030		4,100	3,987

Liberty Utilities Finance GP 1
2.050% due 09/15/2030		7,000	6,025

Live Nation Entertainment, Inc.
3.750% due 01/15/2028		4,700	4,484

82	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lockheed Martin Corp.
4.300% due 06/15/2062		$17,000	$13,464
4.800% due 08/15/2034		15,516	15,290
5.700% due 11/15/2054		3,173	3,226

Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026		7,658	7,862

Marriott International, Inc.
3.500% due 10/15/2032		9,700	8,653
4.500% due 10/01/2034		6,099	5,706
4.625% due 06/15/2030		6,100	6,055

Mars, Inc.
5.200% due 03/01/2035		4,300	4,323
5.650% due 05/01/2045		8,300	8,323
5.700% due 05/01/2055		1,500	1,500

Martin Marietta Materials, Inc.
2.400% due 07/15/2031		8,511	7,371

Marvell Technology, Inc.
1.650% due 04/15/2026		7,676	7,450
4.875% due 06/22/2028		100	100

Massachusetts Institute of Technology
4.678% due 07/01/2114		150	128

McDonald’s Corp.
2.625% due 09/01/2029		4,100	3,807
3.800% due 04/01/2028		225	221

MDC Holdings, Inc.
3.966% due 08/06/2061 (n)		200	153

Meta Platforms, Inc.
4.750% due 08/15/2034		10,000	9,933
5.550% due 08/15/2064		8,500	8,370
5.600% due 05/15/2053		6,500	6,558

Micron Technology, Inc.
4.185% due 02/15/2027		190	189
5.300% due 01/15/2031		2,100	2,124
5.327% due 02/06/2029		6,400	6,496

Mitchells & Butlers Finance PLC
5.049% due 12/15/2030 ~	GBP	412	520

Motorola Solutions, Inc.
4.600% due 05/23/2029		$1,750	1,743

MPLX LP
4.900% due 04/15/2058		2,600	2,131
4.950% due 03/14/2052		4,100	3,448
5.400% due 04/01/2035		21,500	21,136

MSCI, Inc.
3.250% due 08/15/2033		10,400	8,983
3.875% due 02/15/2031		1,500	1,396

National Grid Electricity Transmission PLC
2.000% due 04/17/2040	GBP	1,400	1,085

Netflix, Inc.
3.875% due 11/15/2029	EUR	11,800	13,237
4.875% due 04/15/2028		$1,700	1,725
4.875% due 06/15/2030		900	910

Newcastle Coal Infrastructure Group Pty. Ltd.
4.400% due 09/29/2027		2,047	2,017

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		4,900	4,849
4.345% due 09/17/2027		12,410	12,073

Norfolk Southern Corp.
4.100% due 05/15/2121		4,200	2,989
5.950% due 03/15/2064		3,900	4,023

Northrop Grumman Corp.
5.200% due 06/01/2054		3,118	2,922
7.750% due 03/15/2026		102	105

NVR, Inc.
3.000% due 05/15/2030		35,314	32,375

NXP BV
3.875% due 06/18/2026		6,700	6,642
4.300% due 06/18/2029		7,685	7,533
5.000% due 01/15/2033		600	591
5.350% due 03/01/2026		4,800	4,823

Occidental Petroleum Corp.
5.200% due 08/01/2029		3,100	3,100
5.375% due 01/01/2032		1,500	1,479
5.550% due 10/01/2034		7,900	7,724
6.050% due 10/01/2054		8,200	7,683
6.200% due 03/15/2040		3,260	3,228

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.450% due 09/15/2036	$1,500	$1,545
7.500% due 05/01/2031	1,500	1,652
8.875% due 07/15/2030	17,067	19,558

Olympus Water U.S. Holding Corp.
9.750% due 11/15/2028	1,500	1,559

ONEOK Partners LP
6.125% due 02/01/2041	1,700	1,719
6.200% due 09/15/2043	3,450	3,491

Oracle Corp.
2.300% due 03/25/2028	3,200	3,006
2.875% due 03/25/2031	14,900	13,344
3.950% due 03/25/2051	5,300	3,896
4.000% due 07/15/2046	11,000	8,418
4.000% due 11/15/2047	3,700	2,808
4.100% due 03/25/2061	16,600	11,875
4.900% due 02/06/2033	4,300	4,230
5.500% due 08/03/2035	24,100	24,302
5.500% due 09/27/2064	21,900	19,870
6.000% due 08/03/2055	7,300	7,296

Ovintiv, Inc.
6.250% due 07/15/2033	3,700	3,823

Paramount Global
3.700% due 06/01/2028	4,100	3,951
6.875% due 04/30/2036	9,000	9,239

Petroleos Mexicanos
5.350% due 02/12/2028	6,200	5,750
6.700% due 02/16/2032	12,251	10,774

Philip Morris International, Inc.
5.250% due 02/13/2034	7,900	7,977
5.375% due 02/15/2033	6,000	6,121
5.625% due 11/17/2029	3,100	3,233
5.750% due 11/17/2032	11,500	12,043

Pioneer Natural Resources Co.
7.200% due 01/15/2028	4,497	4,840

Plains All American Pipeline LP
5.950% due 06/15/2035	4,100	4,181

QatarEnergy LNG S3
5.838% due 09/30/2027	376	384

Quanta Services, Inc.
2.350% due 01/15/2032	4,600	3,866

Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030	9,500	8,105

Renesas Electronics Corp.
2.170% due 11/25/2026	3,200	3,068

Revvity, Inc.
3.300% due 09/15/2029	300	281

Rockies Express Pipeline LLC
3.600% due 05/15/2025	8,800	8,775

Royal Caribbean Cruises Ltd.
3.700% due 03/15/2028	6,700	6,400
5.500% due 04/01/2028	13,200	13,154
5.625% due 09/30/2031	3,700	3,636

Royalty Pharma PLC
1.750% due 09/02/2027	9,450	8,823

RTX Corp.
4.125% due 11/16/2028	600	592
5.375% due 02/27/2053	13,300	12,705
6.100% due 03/15/2034	15,900	17,059
6.400% due 03/15/2054	4,200	4,601
7.200% due 08/15/2027	125	132

S&P Global, Inc.
4.250% due 05/01/2029	12,542	12,453

Sabine Pass Liquefaction LLC
4.500% due 05/15/2030	6,500	6,383
5.875% due 06/30/2026	9,007	9,086

Santos Finance Ltd.
3.649% due 04/29/2031	20,000	18,140
5.250% due 03/13/2029	5,000	5,021
6.875% due 09/19/2033	17,900	19,190

Saudi Arabian Oil Co.
2.250% due 11/24/2030	1,000	876
5.250% due 07/17/2034	2,400	2,417

Seadrill Finance Ltd.
8.375% due 08/01/2030	400	400

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sherwin-Williams Co.
3.450% due 08/01/2025		$200	$199

South Bow USA Infrastructure Holdings LLC
5.584% due 10/01/2034		7,217	7,070

Southern Co.
4.850% due 03/15/2035		17,500	16,947

Spirit AeroSystems, Inc.
3.850% due 06/15/2026		3,800	3,740
4.600% due 06/15/2028 (n)		16,831	16,159
9.750% due 11/15/2030		2,500	2,763

Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031		250	226
3.650% due 08/15/2031		812	723
4.100% due 10/01/2029		2,130	1,988

Stonepeak Nile Parent LLC
7.250% due 03/15/2032		100	102

Stryker Corp.
1.950% due 06/15/2030		20,594	18,069
4.250% due 09/11/2029		630	623
4.625% due 09/11/2034		9,300	9,059
4.850% due 12/08/2028		11,900	12,058
4.850% due 02/10/2030		10,000	10,103
5.200% due 02/10/2035		1,600	1,616

Synopsys, Inc.
4.550% due 04/01/2027		11,500	11,545
4.650% due 04/01/2028		3,600	3,622
4.850% due 04/01/2030		1,400	1,410

Synthos SA
2.500% due 06/07/2028	EUR	5,760	5,747

T-Mobile USA, Inc.
2.050% due 02/15/2028		$10,500	9,809
2.550% due 02/15/2031		16,800	14,815
3.000% due 02/15/2041		32,700	23,739
3.300% due 02/15/2051		40,000	26,723
3.400% due 10/15/2052		4,600	3,111
3.500% due 04/15/2025		5,843	5,840
3.600% due 11/15/2060		5,700	3,819
3.875% due 04/15/2030		27,750	26,611
5.050% due 07/15/2033		2,000	1,987
5.250% due 06/15/2055		20,500	18,841
5.650% due 01/15/2053		4,800	4,686
5.750% due 01/15/2054		5,200	5,149
5.800% due 09/15/2062		2,400	2,358

Take-Two Interactive Software, Inc.
3.700% due 04/14/2027		3,600	3,542

Tapestry, Inc.
5.500% due 03/11/2035		7,100	7,020

Targa Resources Corp.
4.200% due 02/01/2033		4,000	3,699
4.950% due 04/15/2052		8,000	6,762
6.150% due 03/01/2029		8,300	8,682

TCI Communications, Inc.
7.875% due 02/15/2026		600	617

TD SYNNEX Corp.
1.750% due 08/09/2026		9,940	9,526
2.375% due 08/09/2028		14,300	13,211
2.650% due 08/09/2031		8,700	7,434

TDF Infrastructure SASU
1.750% due 12/01/2029	EUR	2,100	2,092

Thames Water Utilities Finance PLC
4.375% due 01/18/2031		20,117	16,098
5.500% due 02/11/2041	GBP	1,000	975
6.500% due 02/09/2032		200	194

Thames Water Utilities Ltd.
0.000% due 03/22/2027 (g)		136	142

Time Warner Cable LLC
4.500% due 09/15/2042		$4,000	3,050

Times Square Hotel Trust
8.528% due 08/01/2026		129	129

Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/2030		2,900	2,686
7.850% due 02/01/2026		12,066	12,285

Transurban Finance Co. Pty. Ltd.
2.450% due 03/16/2031		7,350	6,440

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		1,219	1,180

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	83

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Unigel Luxembourg SA (11.000% Cash or 12.000% PIK)
11.000% due 12/31/2028 ^(c)(d)		$2,971	$1,233

Unigel Luxembourg SA (13.500% Cash or 15.000% PIK)
13.500% due 12/31/2027 ^(c)(d)		1,397	1,272

United Airlines Pass-Through Trust
2.700% due 11/01/2033		782	696
2.875% due 04/07/2030		14,087	13,259
3.100% due 01/07/2030		879	836
3.100% due 04/07/2030		3,290	3,052
3.450% due 01/07/2030		2,538	2,414
3.500% due 09/01/2031		1,150	1,094
3.700% due 09/01/2031		2,517	2,364
4.150% due 02/25/2033		7,891	7,567
5.450% due 08/15/2038		10,111	10,226
5.875% due 04/15/2029		13,681	13,946

UnitedHealth Group, Inc.
2.900% due 05/15/2050		5,500	3,470
5.150% due 07/15/2034		15,200	15,308
5.200% due 04/15/2063		23,860	21,586
5.500% due 07/15/2044		11,000	10,842
5.625% due 07/15/2054		5,000	4,912
5.750% due 07/15/2064		5,000	4,922
5.875% due 02/15/2053		2,500	2,537

Vale Overseas Ltd.
6.400% due 06/28/2054		4,100	4,050

Var Energi ASA
5.500% due 05/04/2029	EUR	500	578
8.000% due 11/15/2032		$6,200	6,986

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		17,500	16,213
3.875% due 11/01/2033		11,000	9,476
4.125% due 08/15/2031		13,000	11,821
6.250% due 01/15/2030		8,950	9,090

Venture Global LNG, Inc.
7.000% due 01/15/2030		11,825	11,658
8.375% due 06/01/2031		6,200	6,292
9.875% due 02/01/2032		10,900	11,584

VeriSign, Inc.
2.700% due 06/15/2031		1,706	1,501

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	5,800	6,528
5.250% due 05/15/2029		1,000	1,205

Vmed O2 U.K. Financing PLC
4.250% due 01/31/2031		$6,200	5,360

VMware, Inc.
2.200% due 08/15/2031		3,300	2,806
3.900% due 08/21/2027		13,435	13,203
4.650% due 05/15/2027		6,438	6,455
4.700% due 05/15/2030		24,482	24,276

Volkswagen Group of America Finance LLC
3.350% due 05/13/2025		13,400	13,376

Walt Disney Co.
2.650% due 01/13/2031 (n)		8,887	8,031
7.700% due 10/30/2025		153	156

Warnermedia Holdings, Inc.
5.141% due 03/15/2052		8,600	6,274

Weir Group PLC
2.200% due 05/13/2026		19,600	19,037

Western Midstream Operating LP
5.450% due 11/15/2034		9,900	9,678

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028		15,933	15,962

Whistler Pipeline LLC
5.700% due 09/30/2031		2,932	2,968

Williams Cos., Inc.
5.150% due 03/15/2034		1,400	1,382
5.600% due 03/15/2035		19,400	19,783

Wintershall Dea Finance 2 BV
2.499% due 04/20/2026 ~(j)	EUR	7,500	7,932

Woodside Finance Ltd.
3.700% due 09/15/2026		$11,375	11,236
3.700% due 03/15/2028		6,100	5,919
4.500% due 03/04/2029		2,300	2,269
5.100% due 09/12/2034		5,400	5,242
5.700% due 09/12/2054		5,000	4,668

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wynn Las Vegas LLC
5.250% due 05/15/2027		$2,900	$2,871

Wynn Resorts Finance LLC
6.250% due 03/15/2033		13,300	12,966

Yellowstone Energy LP
5.750% due 12/31/2026 «		1,108	1,095

Yorkshire Water Finance PLC
1.750% due 10/27/2032	GBP	7,200	7,023

Zimmer Biomet Holdings, Inc.
5.500% due 02/19/2035		$7,100	7,229

Zoetis, Inc.
2.000% due 05/15/2030		7,000	6,158

			3,537,529

UTILITIES 8.9%

AEP Texas, Inc.
6.650% due 02/15/2033		2,425	2,596

AES Corp.
2.450% due 01/15/2031		3,100	2,651
3.950% due 07/15/2030		5,200	4,879
5.450% due 06/01/2028		2,400	2,442
5.800% due 03/15/2032		7,700	7,784
6.950% due 07/15/2055 •		2,700	2,580
7.600% due 01/15/2055 •		12,550	12,696

Alliant Energy Finance LLC
3.600% due 03/01/2032		1,500	1,356

American Electric Power Co., Inc.
3.875% due 02/15/2062 •		6,200	5,884
5.200% due 01/15/2029		9,700	9,864

Anglian Water Services Financing PLC
6.000% due 06/20/2039	GBP	1,400	1,710

Appalachian Power Co.
3.700% due 05/01/2050		$3,000	2,133

Arizona Public Service Co.
2.650% due 09/15/2050		8,900	5,269
3.350% due 05/15/2050		3,750	2,567

AT&T, Inc.
2.750% due 06/01/2031		16,200	14,404
3.500% due 06/01/2041		36,300	28,023
3.550% due 09/15/2055		23,160	15,708
3.650% due 06/01/2051		25,700	18,216
3.650% due 09/15/2059		30,575	20,637
3.850% due 06/01/2060		25,750	17,955

Atlantic City Electric Co.
4.000% due 10/15/2028		4,600	4,535

Berkshire Hathaway Energy Co.
4.450% due 01/15/2049		1,850	1,539

Black Hills Corp.
2.500% due 06/15/2030		10,400	9,234
3.875% due 10/15/2049		5,500	4,070
6.000% due 01/15/2035		11,850	12,273

CenterPoint Energy Houston Electric LLC
5.050% due 03/01/2035		6,600	6,556

CenterPoint Energy, Inc.
4.250% due 11/01/2028		360	354

Clearway Energy Operating LLC
3.750% due 02/15/2031		3,500	3,078

Cleveland Electric Illuminating Co.
3.500% due 04/01/2028		4,200	4,045

Columbia Pipelines Holding Co. LLC
6.042% due 08/15/2028		4,000	4,139
6.055% due 08/15/2026		2,000	2,030

Columbia Pipelines Operating Co. LLC
6.036% due 11/15/2033		9,800	10,123

Constellation Energy Generation LLC
5.750% due 10/01/2041		2,579	2,543

Dominion Energy, Inc.
2.250% due 08/15/2031		3,500	2,980

DTE Energy Co.
2.950% due 03/01/2030		2,441	2,240
3.400% due 06/15/2029		2,387	2,265
5.100% due 03/01/2029		10,500	10,642

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Duke Energy Carolinas LLC
2.450% due 08/15/2029		$12,300	$11,296
6.050% due 04/15/2038		1,227	1,311

Duke Energy Florida LLC
3.200% due 01/15/2027		1,100	1,080

Duke Energy Ohio, Inc.
6.900% due 06/01/2025		6,800	6,821

Duke Energy Progress LLC
5.050% due 03/15/2035		7,600	7,567

Duquesne Light Holdings, Inc.
3.616% due 08/01/2027		15,400	14,966

Edison International
5.450% due 06/15/2029		1,700	1,678
5.750% due 06/15/2027		10,020	10,121
6.250% due 03/15/2030		3,100	3,141
8.125% due 06/15/2053 •		4,400	4,302

Electricite de France SA
3.000% due 09/03/2027 ~(j)	EUR	1,400	1,473
4.500% due 09/21/2028		$1,000	992
9.125% due 03/15/2033 •(j)		3,900	4,396

Emera U.S. Finance LP
4.750% due 06/15/2046		6,300	5,199

Empresa Electrica Cochrane SpA
5.500% due 05/14/2027		884	868

Enel Finance America LLC
2.875% due 07/12/2041		2,581	1,766

Enel Finance International NV
2.125% due 07/12/2028		8,000	7,357
2.500% due 07/12/2031		10,100	8,676
5.500% due 06/26/2034		1,200	1,206

Entergy Corp.
1.900% due 06/15/2028		5,900	5,424
3.750% due 06/15/2050		1,000	714

Entergy Texas, Inc.
5.250% due 04/15/2035		4,200	4,196
5.550% due 09/15/2054		2,775	2,662
5.800% due 09/01/2053		800	802

EP Infrastructure AS
1.816% due 03/02/2031	EUR	2,200	2,078

EPH Financing International AS
5.875% due 11/30/2029		4,900	5,619
6.651% due 11/13/2028		3,900	4,549

Evergy Metro, Inc.
2.250% due 06/01/2030		$400	356

Eversource Energy
5.500% due 01/01/2034		1,100	1,106

Exelon Corp.
4.050% due 04/15/2030		2,524	2,446

Fells Point Funding Trust
3.046% due 01/31/2027		11,500	11,146

FirstEnergy Transmission LLC
5.000% due 01/15/2035		5,500	5,395

FORESEA Holding SA
7.500% due 06/15/2030		1,905	1,842

Gazprom PJSC Via Gaz Finance PLC
2.950% due 01/27/2029		18,600	12,695

Georgia Power Co.
2.650% due 09/15/2029		2,800	2,584
3.250% due 03/15/2051		3,200	2,173
3.700% due 01/30/2050		4,200	3,123
5.004% due 02/23/2027		3,000	3,039

Interstate Power & Light Co.
4.950% due 09/30/2034		2,500	2,441

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		1,379	1,313
5.750% due 04/01/2034		5,700	5,765

Jersey Central Power & Light Co.
4.300% due 01/15/2026		7,491	7,459

Liberty Utilities Co.
5.577% due 01/31/2029		4,200	4,301

Mid-Atlantic Interstate Transmission LLC
4.100% due 05/15/2028		2,500	2,471

MidAmerican Energy Co.
3.150% due 04/15/2050		500	336
4.250% due 05/01/2046		1,800	1,494

84	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.300% due 02/01/2055	$3,800	$3,612
5.350% due 01/15/2034	2,100	2,157

Midwest Connector Capital Co. LLC
4.625% due 04/01/2029	3,155	3,134

Mississippi Power Co.
3.950% due 03/30/2028	14,645	14,476

Narragansett Electric Co.
5.350% due 05/01/2034	4,200	4,225

National Grid PLC
5.602% due 06/12/2028	6,000	6,156
5.809% due 06/12/2033	5,500	5,672

Nevada Power Co.
5.450% due 05/15/2041	4,059	4,043

NextEra Energy Capital Holdings, Inc.
4.800% due 12/01/2077 •	4,300	4,110
6.750% due 06/15/2054 •	8,000	8,186

NGPL PipeCo LLC
4.875% due 08/15/2027	8,570	8,558

Oi SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK)
10.000% due 06/30/2027 (c)	2,261	1,891

Oi SA (8.500% PIK)
8.500% due 12/31/2028 (c)	4,817	506

ONEOK, Inc.
4.550% due 07/15/2028	20,271	20,201
4.950% due 07/13/2047	9,972	8,496
5.050% due 11/01/2034	60,300	58,240
5.200% due 07/15/2048	3,985	3,505
6.000% due 06/15/2035	700	724
6.050% due 09/01/2033	1,100	1,146
6.625% due 09/01/2053	22,500	23,560

Pacific Gas & Electric Co.
2.500% due 02/01/2031	7,500	6,449
3.000% due 06/15/2028	5,400	5,079
3.150% due 01/01/2026	10,801	10,663
3.250% due 06/01/2031	1,600	1,424
3.300% due 12/01/2027	22,816	21,897
3.300% due 08/01/2040	2,700	1,988
3.450% due 07/01/2025	15,655	15,593
3.500% due 08/01/2050	13,050	8,684
3.750% due 07/01/2028	15,079	14,507
3.750% due 08/15/2042	2,600	1,938
4.250% due 03/15/2046	2,100	1,636
4.300% due 03/15/2045	1,932	1,513
4.500% due 07/01/2040	2,800	2,380
4.500% due 12/15/2041	4,300	3,452
4.600% due 06/15/2043	4,900	4,045
4.650% due 08/01/2028	17,000	16,820
4.750% due 02/15/2044	5,700	4,749
4.950% due 07/01/2050	7,865	6,573
5.250% due 03/01/2052	13,600	11,744
5.900% due 10/01/2054	1,087	1,031

PacifiCorp
2.700% due 09/15/2030	1,500	1,343
2.900% due 06/15/2052	6,900	4,151
5.300% due 02/15/2031	6,200	6,330
5.350% due 12/01/2053	5,450	5,009
5.750% due 04/01/2037	8,278	8,402
5.800% due 01/15/2055	5,000	4,883
7.375% due 09/15/2055 ~	9,000	9,138

Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	4,300	2,897
3.640% due 11/01/2046	1,500	1,091
5.100% due 02/15/2035	5,000	4,955

Pinnacle West Capital Corp.
5.178% due 06/10/2026 ~	12,700	12,765

Plains All American Pipeline LP
4.500% due 12/15/2026	2,000	1,999

Public Service Co. of Oklahoma
2.200% due 08/15/2031	1,400	1,189
3.150% due 08/15/2051	1,500	969

Public Service Electric & Gas Co.
4.850% due 08/01/2034	3,100	3,074

Rio Oil Finance Trust
9.750% due 01/06/2027	3,774	3,887

San Diego Gas & Electric Co.
1.700% due 10/01/2030	12,400	10,553

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.100% due 06/15/2049		$9,500	$7,417
5.400% due 04/15/2035		5,000	5,039

SCE Recovery Funding LLC
5.112% due 12/14/2049		3,700	3,428

Sempra
3.400% due 02/01/2028		2,840	2,745
4.125% due 04/01/2052 •		4,100	3,863
5.500% due 08/01/2033		2,560	2,581
6.400% due 10/01/2054 ~		1,500	1,427
6.875% due 10/01/2054 •		6,100	6,055

Southern California Edison Co.
1.200% due 02/01/2026		7,200	6,987
2.500% due 06/01/2031		2,600	2,244
2.750% due 02/01/2032		10,500	8,946
2.950% due 02/01/2051		7,600	4,616
3.450% due 02/01/2052		8,200	5,403
3.650% due 02/01/2050		2,000	1,389
3.900% due 12/01/2041		1,100	841
3.900% due 03/15/2043		6,100	4,634
4.000% due 04/01/2047		14,900	11,140
4.400% due 09/06/2026		1,500	1,493
4.650% due 10/01/2043		600	503
4.875% due 02/01/2027		2,200	2,208
4.875% due 03/01/2049		8,468	7,083
5.250% due 03/15/2030		3,900	3,924
5.300% due 03/01/2028		8,300	8,402
5.450% due 03/01/2035		20,900	20,706
5.850% due 11/01/2027		5,400	5,533
6.650% due 04/01/2029		8,039	8,309

Southern California Gas Co.
2.550% due 02/01/2030		2,200	1,997
5.200% due 06/01/2033		10,300	10,282

Southern Co. Gas Capital Corp.
1.750% due 01/15/2031		12,000	10,122
3.250% due 06/15/2026		4,217	4,157
3.875% due 11/15/2025		2,300	2,290

Southern Power Co.
5.250% due 07/15/2043		1,000	937

Southwest Gas Corp.
4.050% due 03/15/2032		5,775	5,402

Southwestern Electric Power Co.
3.250% due 11/01/2051		115	75

Southwestern Public Service Co.
3.150% due 05/01/2050		8,200	5,371
6.000% due 06/01/2054		4,000	4,052

SPP-Distribucia AS
1.000% due 06/09/2031	EUR	3,600	3,221

SW Finance PLC
7.000% due 04/16/2040	GBP	6,600	8,065
7.375% due 12/12/2041		4,800	6,004

System Energy Resources, Inc.
2.140% due 12/09/2025		$13,800	13,553
5.300% due 12/15/2034		3,300	3,264

Toledo Edison Co.
2.650% due 05/01/2028		11,334	10,592

Trans-Allegheny Interstate Line Co.
3.850% due 06/01/2025		200	200

Union Electric Co.
5.200% due 04/01/2034		1,200	1,208

Verizon Communications, Inc.
4.780% due 02/15/2035		2,812	2,731

Virginia Electric & Power Co.
5.150% due 03/15/2035		3,700	3,674

Vistra Operations Co. LLC
4.300% due 07/15/2029		5,000	4,842
6.000% due 04/15/2034		5,200	5,259
6.950% due 10/15/2033		1,450	1,559

Vodafone Group PLC
5.125% due 06/04/2081 •		11,100	8,428

Xcel Energy, Inc.
3.400% due 06/01/2030		240	224
5.450% due 08/15/2033		2,400	2,412

			1,117,980

Total Corporate Bonds & Notes (Cost $9,398,197)			8,983,177

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.3%

ARIZONA 0.1%

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029	$8,000	$8,260

FLORIDA 0.0%

State Board of Administration Finance Corp., Florida Revenue Bonds, Series 2024
5.526% due 07/01/2034	5,000	5,133

TEXAS 0.2%

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035	10,474	10,621
5.169% due 04/01/2041	7,600	7,690

		18,311

Total Municipal Bonds & Notes (Cost $31,119)		31,704

U.S. GOVERNMENT AGENCIES 17.4%

Freddie Mac
6.154% due 11/25/2055 «•	3,181	2,099

Ginnie Mae
4.994% due 02/20/2074 •	3,199	3,185

Ginnie Mae, TBA
4.000% due 04/01/2055 - 05/01/2055	93,600	87,624
4.500% due 05/01/2055	55,900	53,618
5.000% due 05/01/2055	59,300	58,299
6.000% due 05/01/2055	22,700	23,021

Uniform Mortgage-Backed Security
3.000% due 01/01/2045	117	104
3.500% due 07/01/2046	1,414	1,295
4.000% due 08/01/2049	179	169
4.500% due 10/01/2052 - 12/01/2053	22,414	21,483
5.500% due 08/01/2054 - 01/01/2055	24,533	24,514
6.500% due 06/01/2054 - 10/01/2054	3,147	3,256

Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055	31,030	26,889
4.000% due 05/01/2055 - 06/01/2055	457,380	425,439
4.500% due 05/01/2055 - 06/01/2055	398,095	380,488
5.000% due 05/01/2055	228,900	224,164
5.500% due 05/01/2055	581,800	580,572
6.000% due 05/01/2055 - 06/01/2055	230,100	233,451
6.500% due 06/01/2055	18,500	19,045

Total U.S. Government Agencies (Cost $2,163,703)		2,168,715

U.S. TREASURY OBLIGATIONS 12.3%

U.S. Treasury Bonds
1.875% due 11/15/2051 (n)	184,438	106,142
2.250% due 08/15/2049	74,500	48,076
2.250% due 02/15/2052	12,600	7,952
2.500% due 02/15/2046	76,025	54,088
2.500% due 05/15/2046	91,308	64,732
2.750% due 08/15/2047	115,600	84,564
3.000% due 08/15/2048	4,700	3,570
3.125% due 08/15/2044 (n)	106,675	86,073
3.125% due 05/15/2048	106,300	82,775
3.375% due 05/15/2044 (n)	55,000	46,284
4.625% due 02/15/2055 (n)(r)	126,689	127,560

U.S. Treasury Inflation Protected Securities (i)
2.125% due 04/15/2029 (n)(p)	134,709	138,733

U.S. Treasury Notes
1.875% due 02/15/2032 (n)(p)(r)	241,541	209,782

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	85

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% due 08/15/2032 (n)(p)(r)	$87,293	$79,832
2.875% due 05/15/2032 (n)(p)(r)	61,355	56,773
4.000% due 02/15/2034 (n)	46,090	45,473
4.125% due 11/15/2032 (p)(r)	91,700	91,854
4.875% due 10/31/2030 (n)	188,900	197,083

U.S. Treasury STRIPS
0.000% due 05/15/2042 (a)	19,400	8,602

Total U.S. Treasury Obligations (Cost $1,652,465)		1,539,948

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.3%

245 Park Avenue Trust
3.508% due 06/05/2037	3,622	3,498

American Home Mortgage Assets Trust
5.575% due 10/25/2046 •	1,416	930

American Home Mortgage Investment Trust
6.440% due 11/25/2045 ~	457	171

AOA Mortgage Trust
5.309% due 10/15/2038 •	10,675	10,316

BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032	7,800	6,983
3.110% due 04/25/2050 «	29,945	28,598
3.110% due 08/25/2052 «	10,000	8,640

Banc of America Alternative Loan Trust
5.750% due 11/25/2035	160	147

Banc of America Funding Trust
4.565% due 01/25/2037 •	4,580	3,900
4.814% due 10/20/2036 ~	938	720
4.994% due 06/20/2047 •	601	478
5.235% due 05/25/2037 ~	260	221
5.338% due 06/20/2037 •	1,904	1,693
5.750% due 01/25/2037	2,001	1,688
6.000% due 03/25/2037	916	702
17.308% due 07/25/2047 •	709	984

Banc of America Mortgage Trust
4.109% due 10/25/2035 •	345	277

BCAP LLC Trust
3.973% due 07/26/2036 ~	99	87
4.875% due 05/25/2047 ~	445	408
6.000% due 07/26/2037 •	88	79

Bear Stearns Adjustable Rate Mortgage Trust
4.429% due 06/25/2047 ~	1,420	1,249

Bear Stearns ALT-A Trust
4.055% due 03/25/2036 ~	121	98
4.536% due 08/25/2036 •	829	388
4.755% due 08/25/2036 •	360	317
5.263% due 04/25/2035 •	5,918	5,378

Bear Stearns Asset-Backed Securities Trust
4.785% due 12/25/2035 •	223	107
5.435% due 08/25/2035 ~	82	50

Beast Mortgage Trust
5.620% due 02/15/2037 •	2,100	1,876

Benchmark Mortgage Trust
2.640% due 09/15/2048	2,297	2,246

BX Trust
5.068% due 04/15/2039 •	13,142	13,051
5.333% due 10/15/2036 ~	7,000	6,985

Chase Mortgage Finance Trust
6.000% due 06/25/2037	2,834	1,155

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
5.115% due 08/25/2037 •	262	245

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.715% due 01/25/2035 ~	126	123

Citigroup Mortgage Loan Trust
4.775% due 03/25/2037 •	198	173

Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ~	746	389

Countrywide Alternative Loan Trust
4.624% due 09/20/2046 ~	506	518
4.644% due 09/20/2046 •	1,190	1,129
4.645% due 04/25/2047 ~	841	732
4.785% due 05/25/2037 ~	620	192

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.815% due 09/25/2046 •	$1,043	$1,010
5.500% due 07/25/2035	780	623
5.500% due 01/25/2036	730	483
5.985% due 08/25/2035 •	1,229	1,057
6.000% due 03/25/2036	768	360
6.000% due 05/25/2036	83	39
6.000% due 06/25/2037	1,389	621
6.500% due 12/25/2036	355	154

Credit Suisse Commercial Mortgage Trust
5.501% due 06/15/2034 •	3,152	3,017

Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035	5,062	3,978

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.850% due 09/25/2057 ~	466	447
3.928% due 05/27/2037 ~	2,677	1,814
4.000% due 06/26/2037 ~	1,123	1,084
4.097% due 04/28/2037 •	583	534

CSAIL Commercial Mortgage Trust
3.718% due 08/15/2048	5,927	5,901

DC Commercial Mortgage Trust
6.314% due 09/12/2040	1,200	1,231

DROP Mortgage Trust
5.583% due 10/15/2043 •	5,000	4,759

Extended Stay America Trust
5.513% due 07/15/2038 ~	48,937	48,924

GSR Mortgage Loan Trust
4.875% due 08/25/2046 •	19,296	4,171

HarborView Mortgage Loan Trust
4.335% due 06/19/2036 ~	553	223
4.841% due 12/19/2036 •	2,163	1,702
4.931% due 01/19/2036 •	1,554	1,013

HSI Asset Loan Obligation Trust
6.000% due 09/25/2037	86	64

IndyMac INDX Mortgage Loan Trust
4.915% due 07/25/2035 ~	5,012	4,607

JP Morgan Alternative Loan Trust
4.890% due 05/25/2037 •	545	483
6.810% due 08/25/2036 þ	533	519

JP Morgan Chase Commercial Mortgage Securities Trust
4.916% due 04/15/2037 •	2,929	2,873
5.734% due 03/15/2036 ~	12,792	11,710

Lehman Mortgage Trust
6.000% due 07/25/2037	47	42

Merrill Lynch Mortgage Investors Trust
6.971% due 05/25/2033 ~	2	2

Morgan Stanley Capital Trust
5.384% due 12/15/2036 ~	2,341	2,021
5.603% due 12/15/2038 •	6,700	6,512

Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036 ~	362	103

Morgan Stanley Re-REMIC Trust
5.500% due 01/26/2037 •	3	3

MortgageIT Mortgage Loan Trust
4.835% due 04/25/2036 •	3,261	2,420

New Century Alternative Mortgage Loan Trust
6.667% due 07/25/2036 þ	856	175

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 •	20,619	19,774
2.750% due 11/25/2059 •	13,953	13,328
4.500% due 05/25/2058 •	5,247	5,131

One New York Plaza Trust
5.384% due 01/15/2036 •	2,400	2,302

ONE Park Mortgage Trust
5.133% due 03/15/2036 •	7,700	7,595

Residential Accredit Loans, Inc. Trust
4.795% due 05/25/2036 ~	673	612
4.815% due 08/25/2036 ~	413	413
4.855% due 04/25/2046 •	6,124	1,560
5.213% due 01/25/2036 •	984	666
5.544% due 10/25/2037 •	3,400	2,738
5.679% due 07/25/2035 •	101	94

Structured Adjustable Rate Mortgage Loan Trust
3.955% due 05/25/2036 ~	802	460
4.735% due 08/25/2036 •	512	401

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TBW Mortgage-Backed Trust
6.280% due 01/25/2037 þ	$6,667	$1,076

Towd Point Mortgage Trust
2.750% due 06/25/2057 ~	2,218	2,158
5.435% due 05/25/2058 ~	573	588

Wachovia Mortgage Loan Trust LLC
7.138% due 05/20/2036 ~	23	23

WaMu Mortgage Pass-Through Certificates Trust
5.043% due 07/25/2037 ~	256	231

Washington Mutual Mortgage Pass-Through Certificates Trust
5.475% due 11/25/2046 ~	795	664
6.000% due 07/25/2036	172	124

Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	90	79

Total Non-Agency Mortgage-Backed Securities (Cost $295,195)		281,617

ASSET-BACKED SECURITIES 4.9%

CMBS OTHER 0.6%

ACREC LLC
6.549% due 02/19/2038 •	8,131	8,179

BDS Ltd.
6.453% due 08/19/2038 ~	8,985	8,993

Brightspire Capital Ltd.
5.581% due 08/19/2038 ~	2,877	2,872

MF1 LLC
6.054% due 03/19/2039 •	1,000	1,002
6.952% due 09/17/2037 •	8,868	8,874

MF1 Ltd.
5.667% due 02/19/2037 •	10,837	10,838

PFP Ltd.
6.595% due 08/19/2035 •	14,386	14,408

Ready Capital Mortgage Financing LLC
6.694% due 10/25/2039 ~	2,511	2,523
6.872% due 10/25/2039 •	11,013	11,088

		68,777

HOME EQUITY OTHER 1.4%

ABFC Trust
4.695% due 01/25/2037 ~	3,357	2,399

Accredited Mortgage Loan Trust
4.695% due 09/25/2036 •	470	468

ACE Securities Corp. Home Equity Loan Trust
4.755% due 08/25/2036 ~	1,513	348
4.835% due 12/25/2036 •	4,863	1,240
5.380% due 05/25/2035 •	5,500	5,015

Argent Securities Trust
4.545% due 09/25/2036 •	1,585	511
4.975% due 05/25/2036 •	1,253	302
4.995% due 04/25/2036 ~	6,202	1,955

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.195% due 02/25/2036 ~	1,970	1,578

Bear Stearns Asset-Backed Securities Trust
4.895% due 11/25/2036 •	6,743	6,517

Carrington Mortgage Loan Trust
4.685% due 10/25/2036 •	1,930	1,487

CIT Mortgage Loan Trust
6.685% due 10/25/2037 •	2,657	2,693

Citigroup Mortgage Loan Trust
4.835% due 01/25/2037 •	8,597	3,616

Countrywide Asset-Backed Certificates Trust
4.575% due 07/25/2037 ~	62	61
4.875% due 09/25/2047 ~	207	206
4.895% due 05/25/2037 ~	2,037	1,896
4.915% due 03/25/2036 ~	907	820
5.175% due 08/25/2047 •	1,725	1,679

Credit-Based Asset Servicing & Securitization LLC
4.955% due 03/25/2036 •	947	858

Credit-Based Asset Servicing & Securitization Trust
4.735% due 11/25/2036 ~	1,046	472

86	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ellington Loan Acquisition Trust
5.535% due 05/25/2037 •	$2,494	$2,434

Fremont Home Loan Trust
4.585% due 01/25/2037 ~	1,347	611
4.775% due 02/25/2037 ~	1,709	541

GSAA Home Equity Trust
4.471% due 03/25/2036 ~	1,060	439
4.735% due 07/25/2036 •	49,449	9,726
4.755% due 05/25/2036 ~	32,606	7,278
4.945% due 01/25/2036 ~	6,564	5,700

GSAMP Trust
4.595% due 01/25/2037 •	2,580	1,546
4.715% due 09/25/2036 •	67,018	22,609
4.775% due 01/25/2037 ~	4,571	4,467

Home Equity Loan Trust
4.775% due 04/25/2037 •	3,100	2,728

IndyMac Residential Asset Backed Trust
5.185% due 10/25/2035 •	1,551	1,535

JP Morgan Mortgage Acquisition Corp.
4.407% due 07/25/2036 ~	8,826	8,379
6.080% due 08/25/2036 þ	1,228	733

Long Beach Mortgage Loan Trust
4.755% due 09/25/2036 •	12,743	3,420
4.795% due 03/25/2046 •	3,968	3,086
4.915% due 09/25/2036 •	4,031	1,087

MASTR Asset-Backed Securities Trust
4.915% due 03/25/2036 ~	2,046	1,223
5.155% due 12/25/2034 •	6,601	6,266
5.185% due 10/25/2035 ~	950	907

Merrill Lynch Mortgage Investors Trust
4.113% due 02/25/2037 þ	10,298	1,189
4.955% due 03/25/2037 ~	5,138	4,768
5.185% due 09/25/2035 ~	713	706
5.335% due 02/25/2047 •	4,366	2,559

Morgan Stanley ABS Capital, Inc. Trust
4.575% due 10/25/2036 ~	923	404
4.585% due 11/25/2036 •	1,310	739
4.585% due 12/25/2036 •	629	318
4.585% due 02/25/2037 ~	3,471	1,511
4.615% due 02/25/2037 •	10,835	3,458
4.635% due 02/25/2037 ~	455	198
4.655% due 10/25/2036 •	1,008	441
4.665% due 02/25/2037 •	4,129	1,318
4.935% due 08/25/2036 •	5,483	2,735
5.055% due 12/25/2035 •	187	184
5.685% due 07/25/2037 ~	2,100	1,856

Morgan Stanley Home Equity Loan Trust
4.535% due 04/25/2037 ~	198	102
4.785% due 04/25/2037 •	944	489

New Century Home Equity Loan Trust
4.755% due 08/25/2036 ~	4,211	4,143
5.140% due 02/25/2036 •	6,100	5,361

NovaStar Mortgage Funding Trust
4.735% due 03/25/2037 •	1,018	340
4.855% due 01/25/2037 ~	4,096	1,362
4.935% due 10/25/2036 ~	1,036	462

Option One Mortgage Loan Trust
4.575% due 01/25/2037 ~	3,527	2,065

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.170% due 08/25/2035 ~	2,590	2,545

Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 þ	10,342	4,154

Residential Asset Mortgage Products Trust
4.895% due 12/25/2035 ~	6,857	5,683

Structured Asset Investment Loan Trust
4.585% due 09/25/2036 ~	45	45

Structured Asset Securities Corp. Mortgage Loan Trust
4.935% due 11/25/2037 •	8,000	7,266

		175,237

HOME EQUITY SEQUENTIAL 0.0%

RBSSP Resecuritization Trust
4.594% due 11/26/2036 •	71	70

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WHOLE LOAN COLLATERAL 0.0%

Lehman XS Trust
4.795% due 06/25/2036 •	$54	$58

Securitized Asset-Backed Receivables LLC Trust
4.935% due 03/25/2036 ~	1,153	715

Specialty Underwriting & Residential Finance Trust
4.202% due 02/25/2037 þ	1,363	449
4.705% due 04/25/2037 ~	709	520
4.735% due 06/25/2037 •	478	287

		2,029

OTHER ABS 2.9%

37 Capital CLO Ltd.
5.582% due 10/15/2034 ~	5,400	5,399
5.592% due 07/15/2034 ~	4,000	4,000

522 Funding CLO Ltd.
5.595% due 10/20/2031 •	3,455	3,456

AIM Aviation Finance Ltd.
6.213% due 02/15/2040 þ	1,555	1,485

AIMCO CLO
5.553% due 10/17/2034 ~	4,300	4,301

Allegro CLO Ltd.
5.543% due 01/19/2033 •	1,500	1,500

American Money Management Corp. CLO Ltd.
5.493% due 01/20/2035 •	1,000	997

Anchorage Capital CLO Ltd.
5.730% due 04/22/2034 ~	2,100	2,102

Apidos CLO
5.543% due 04/17/2034 •(b)	3,400	3,400
5.605% due 04/20/2034 •	3,000	3,003

Ares CLO Ltd.
5.450% due 10/28/2034 •	4,100	4,087
5.623% due 04/17/2033 •	15,000	15,023

Atlas Senior Loan Fund Ltd.
5.396% due 01/18/2035 •	3,100	3,100
5.510% due 10/23/2032 ~	6,476	6,476

Atlas Static Senior Loan Fund Ltd.
6.052% due 07/15/2030 ~	638	639

Bain Capital Credit CLO Ltd.
5.493% due 10/20/2034 ~	4,000	3,996
5.500% due 10/23/2034 •	2,500	2,497
5.533% due 07/19/2034 ~	5,800	5,806
5.538% due 07/16/2034 •	5,000	4,992

Barings CLO Ltd.
5.514% due 04/15/2031 •	5,839	5,842

Benefit Street Partners CLO Ltd.
5.643% due 04/20/2034 •	12,000	12,000

Blackbird Capital Aircraft Lease Ltd.
4.213% due 12/16/2041 þ	1,521	1,518

Canyon Capital CLO Ltd.
5.382% due 07/15/2034 ~	1,000	996

Capital Four U.S. CLO Ltd.
6.193% due 01/20/2037 •	12,000	12,054

Carlyle Global Market Strategies CLO Ltd.
5.383% due 07/20/2034 ~	4,200	4,185
5.530% due 08/14/2030 •	164	164

Catamaran CLO Ltd.
5.652% due 04/22/2030 •	4,711	4,713

CIFC Funding Ltd.
5.704% due 01/15/2035 •	10,900	10,921

CQS U.S. CLO Ltd.
5.493% due 01/20/2035 ~	1,800	1,810

Crestline Denali CLO Ltd.
5.585% due 04/20/2030 ~	1,503	1,504

Dryden Senior Loan Fund
5.362% due 08/20/2034 •	4,300	4,299
5.363% due 04/20/2034 ~	1,000	997

ECAF Ltd.
3.473% due 06/15/2040	139	114
4.947% due 06/15/2040	3,033	2,547

Elevation CLO Ltd.
5.430% due 07/25/2034 ~	2,900	2,883

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.600% due 01/25/2035 ~	$3,200	$3,198

GoldenTree Loan Management U.S. CLO Ltd.
5.443% due 10/20/2034 ~	1,000	997

Golub Capital Partners Static Ltd.
5.523% due 04/20/2033 •	6,770	6,769

Greywolf CLO Ltd.
5.520% due 04/22/2033 •	5,700	5,701

ICG U.S. CLO Ltd.
5.293% due 01/16/2033 •	1,500	1,498
5.443% due 10/20/2034 •	3,000	2,994

Jamestown CLO Ltd.
5.420% due 07/25/2034 •	3,300	3,290
5.570% due 07/25/2035 •	10,500	10,502

KDAC Aviation Finance Ltd.
4.212% due 12/15/2042	1,399	1,363

Labrador Aviation Finance Ltd.
4.300% due 01/15/2042	6,669	6,486

LCM Ltd.
5.573% due 07/20/2034 •	6,000	5,994

Madison Park Funding Ltd.
5.324% due 10/15/2034 •	2,500	2,487
5.361% due 10/19/2034 •	3,000	2,989
5.540% due 10/22/2034 ~	4,000	4,004

Magnetite Ltd.
5.452% due 10/15/2031 •	2,218	2,220

MAPS Ltd.
4.212% due 05/15/2043	903	898

METAL LLC
4.581% due 10/15/2042	6,289	4,276

Navesink CLO Ltd.
5.572% due 04/15/2036 •	1,000	999

Neuberger Berman Loan Advisers CLO Ltd.
5.370% due 10/14/2036 •	2,900	2,900

Northwoods Capital Ltd.
5.489% due 06/15/2031 ~	4,804	4,806

Ocean Trails CLO
5.592% due 07/15/2034 •	11,200	11,197

Octagon Investment Partners Ltd.
5.343% due 01/20/2035 •	3,000	2,997
5.525% due 07/19/2030 •	2,490	2,489

OZLM Ltd.
5.443% due 07/20/2030 ~	1,689	1,690
5.605% due 04/20/2031 •	1,491	1,492

Palmer Square Loan Funding Ltd.
5.355% due 07/20/2029 ~	1,433	1,434

Pikes Peak CLO
5.512% due 07/15/2034 ~	2,000	1,996
5.513% due 10/11/2034 •	3,215	3,209

Rad CLO Ltd.
5.530% due 04/25/2032 •	3,312	3,315

Regatta Funding Ltd.
5.502% due 01/15/2033 •	12,100	12,106

Sandstone Peak Ltd.
5.582% due 10/15/2034 •	9,000	9,001

Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040	628	618

Sculptor CLO Ltd.
5.362% due 07/20/2034 •	1,300	1,295

Sound Point CLO Ltd.
5.580% due 01/25/2032 •	5,171	5,172
5.734% due 07/15/2034 •	4,000	4,002

Start Ltd.
4.089% due 03/15/2044	1,633	1,617

Sunnova Sol Issuer LLC
2.790% due 02/22/2049	4,087	3,633

Symphony CLO Ltd.
5.473% due 04/18/2033 •	4,100	4,106

TCW CLO Ltd.
5.622% due 08/16/2034 •	9,000	8,991

TIAA CLO Ltd.
5.433% due 01/20/2032 ~	1,768	1,767

Trinitas CLO Ltd.
5.630% due 01/25/2034 •	7,000	6,997

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	87

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.640% due 01/25/2034 •		$9,700	$9,695

Trysail CLO Ltd.
5.532% due 10/20/2033 ~		1,000	998

TSTAT Ltd.
5.443% due 07/20/2037 •		3,975	3,978

Venture CLO Ltd.
5.685% due 04/20/2032 •		3,361	3,361

Verdelite Static CLO Ltd.
5.423% due 07/20/2032 ~		8,034	8,034

Vertical Bridge Holdings LLC
2.636% due 09/15/2050		17,600	17,379

Voya CLO Ltd.
5.355% due 04/20/2034 •		5,800	5,799
5.564% due 10/15/2030 •		1,007	1,008

Wellfleet CLO Ltd.
5.764% due 07/15/2034 •		8,000	8,004

Wind River CLO Ltd.
5.624% due 10/15/2034 •		2,000	1,992

			366,549

Total Asset-Backed Securities (Cost $677,082)			612,662

SOVEREIGN ISSUES 4.8%

Argentina Government International Bond
1.000% due 07/09/2029		210	163
3.500% due 07/09/2041 þ		9,535	5,539
4.125% due 07/09/2046 þ		1,573	969

Australia Government International Bond
1.000% due 11/21/2031	AUD	43,650	22,427

Brazil Government International Bond
7.125% due 05/13/2054		$9,300	8,914

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (g)	BRL	41,100	6,721

Canada Housing Trust
1.950% due 12/15/2025	CAD	59,800	41,380

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		$11,700	12,162

Emirate of Abu Dhabi Government International Bond
3.125% due 04/16/2030		12,600	11,941

Export-Import Bank of India
3.250% due 01/15/2030		6,000	5,569

Israel Government International Bond
5.375% due 02/19/2030		13,000	13,104
5.500% due 03/12/2034		21,100	21,016
5.750% due 03/12/2054		8,000	7,355

Japan Government International Bond
2.000% due 12/20/2044	JPY	5,480,000	35,409
2.200% due 03/20/2064		2,391,000	14,172

Korea Development Bank
3.000% due 01/13/2026		$12,700	12,554

Kuwait International Government Bond
3.500% due 03/20/2027		14,500	14,233

Mexico Government International Bond
2.750% due 11/27/2031 (i)	MXN	559,301	23,882
3.000% due 12/03/2026 (i)		117,991	5,549
3.771% due 05/24/2061		$3,350	1,957
4.000% due 11/30/2028 (i)	MXN	306,558	14,514
6.000% due 05/13/2030		$4,800	4,902

Peru Government International Bond
5.400% due 08/12/2034	PEN	110,200	27,369
6.150% due 08/12/2032		82,504	22,563
6.900% due 08/12/2037		14,400	3,871
6.950% due 08/12/2031		104,100	30,300

Qatar Government International Bond
4.400% due 04/16/2050		$5,300	4,554

Republic of South Africa Government International Bond
7.100% due 11/19/2036		2,800	2,718
8.875% due 02/28/2035	ZAR	1,827,410	89,227

Romania Government International Bond
1.750% due 07/13/2030	EUR	5,700	5,162
2.125% due 03/07/2028		5,000	5,133

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.875% due 04/13/2042	EUR	2,300	$1,508
3.750% due 02/07/2034		500	450
5.250% due 03/10/2030		140	153
5.250% due 05/30/2032		9,200	9,595
5.375% due 03/22/2031		7,450	7,987

Saudi Government International Bond
2.250% due 02/02/2033		14,100	11,584
4.750% due 01/16/2030		21,700	21,707
5.000% due 01/18/2053		14,000	12,028
5.125% due 01/13/2028		26,600	26,936
5.375% due 01/13/2031		6,000	6,152

Ukraine Government International Bond
0.000% due 02/01/2030 þ(h)		165	85
0.000% due 02/01/2034 þ(h)		618	246
0.000% due 02/01/2035 þ(h)		522	290
0.000% due 02/01/2036 þ(h)		435	241
1.750% due 02/01/2029 þ		2,120	1,378
1.750% due 02/01/2034 þ		909	486

United Kingdom Gilt
4.375% due 07/31/2054	GBP	17,778	19,873

Total Sovereign Issues (Cost $630,324)			596,029

		SHARES
COMMON STOCKS 0.0%

COMMUNICATION SERVICES 0.0%

Oi SA (e)		835,342	146

CONSUMER DISCRETIONARY 0.0%

Desarrolladora Homex SAB de CV (e)		441,790	0

FINANCIALS 0.0%

MNEQ Holdings, Inc. «(e)(m)		9,896	45

Stichting Administratiekantoor «(e)		11,933	12

			57

INDUSTRIALS 0.0%

Drillco Holding Lux SA «(m)		184,946	4,658

Foresea Holdings SA «		97	2

Westmoreland Mining Holdings «(e)(m)		47,724	51

Westmoreland Mining LLC «(e)(m)		48,144	158

			4,869

MATERIALS 0.0%

Petra Diamonds Ltd. (e)		1,042,150	377

Total Common Stocks (Cost $9,499)			5,449

WARRANTS 0.0%

ENERGY 0.0%

Constellation Oil ‘D’ - Exp. 06/10/2071 «(m)		3	0

Total Warrants (Cost $0)			0

CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Wells Fargo & Co.
7.500%		7,750	9,306

Total Convertible Preferred Securities (Cost $5,523)			9,306

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 4.1%

BANKING & FINANCE 3.8%

American AgCredit Corp.
5.250% due 06/15/2026 •(j)	14,000,000	$13,492

Banco Santander SA
8.000% due 02/01/2034 •(j)(k)	7,800,000	8,121

Bank of America Corp.
5.875% due 03/15/2028 •(j)	58,483,000	59,011

Bank of New York Mellon Corp.
4.625% due 09/20/2026 •(j)	775,000	763

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(j)	8,000,000	7,240

CaixaBank SA
5.875% due 12/31/2099 ~(j)(k)	2,000,000	2,219
8.250% due 12/31/2099 ~(j)(k)	3,000,000	3,566

Capital Farm Credit ACA
5.000% due 03/15/2026 •(j)	35,500,000	35,660

Charles Schwab Corp.
4.000% due 12/31/2099 •(j)	21,000,000	18,708

Citigroup, Inc.
6.950% due 02/15/2030 ~(j)	23,625,000	23,596

CoBank ACB
4.250% due 10/01/2026 •(j)	7,900,000	7,584
6.250% due 01/01/2027 •(j)	9,300,000	9,306
6.450% due 10/01/2027 •(j)	5,000,000	5,015
7.125% due 01/01/2030 •(j)	5,000,000	5,088

Discover Financial Services
6.125% due 06/23/2025 •(j)	11,800,000	11,770

Encina Private Credit LLC «	3,793	0

Farm Credit Bank of Texas
6.200% due 06/15/2028 •(j)	3,000,000	2,945

Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(j)	9,000,000	8,746
6.125% due 11/10/2034 •(j)	12,700,000	12,427
6.850% due 11/10/2034 ~(j)	19,600,000	19,920
7.500% due 02/10/2029 •(j)	18,300,000	19,289

JPMorgan Chase & Co.
3.650% due 06/01/2026 •(j)	14,000,000	13,709
4.000% due 07/01/2025 •(j)(n)	32,000,000	32,187
4.625% due 06/01/2026	327,000	6,524
6.500% due 04/01/2030 ~(j)	20,000,000	20,502
6.875% due 06/01/2029 •(j)	14,300,000	15,034

MetLife Capital Trust
7.875% due 12/15/2067	2,000,000	2,196

Morgan Stanley
5.875% due 09/15/2026 •(j)	3,000,000	2,985
6.500% due 10/15/2027	389,400	9,832
6.625% due 10/15/2029	92,000	2,346
7.721% due 12/15/2025 ~(j)	10,280,000	10,445

Nationwide Building Society ~(j)	64,034	10,809

PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(j)	5,300,000	5,054
6.250% due 03/15/2030 •(j)	2,900,000	2,929

State Street Corp.
6.700% due 03/15/2029 •(j)	8,500,000	8,720

Stichting AK Rabobank Certificaten
6.500% þ(j)	12,627,500	15,368

U.S. Bancorp
5.300% due 04/15/2027 •(j)	5,045,000	5,007

Wells Fargo & Co.
3.900% due 03/15/2026 •(j)	4,300,000	4,182
4.250% due 09/15/2026	678,800	12,001
5.875% due 06/15/2025 •(j)	475,000	475
6.850% due 09/15/2029 •(j)	12,000,000	12,459
7.625% due 09/15/2028 •(j)	5,800,000	6,215

		473,445

INDUSTRIALS 0.1%

Land O’ Lakes, Inc.
7.000% due 09/18/2028 (j)	4,600,000	3,801

88	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

	SHARES	MARKET VALUE (000S)

SVB Financial Trust
0.000% due 11/07/2032 (g)	400,000	$8
11.000% due 11/07/2032	11,280	5,527

		9,336

UTILITIES 0.2%

Edison International
5.000% due 12/15/2026 •(j)	4,500,000	4,086

Energy Transfer LP
6.750% due 05/15/2025 •(j)	15,100,000	15,118

Sempra Energy
4.875% due 10/15/2025 •(j)	7,300,000	7,249

		26,453

Total Preferred Securities (Cost $535,169)		509,234

REAL ESTATE INVESTMENT TRUSTS 0.1%

REAL ESTATE 0.1%

Welltower, Inc.	74,398	11,399

Total Real Estate Investment Trusts (Cost $4,200)		11,399

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (l)	560,877	$561

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
4.295% due 04/10/2025 - 06/05/2025 (f)(g)(p)(r)	$3,623	3,614

Total Short-Term Instruments (Cost $4,175)		4,175

Total Investments in Securities (Cost $15,590,023)		14,934,626

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.2%

SHORT-TERM INSTRUMENTS 1.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%

PIMCO Short-Term Floating NAV Portfolio III	15,200,944	$147,966

Total Short-Term Instruments (Cost $147,966)		147,966

Total Investments in Affiliates (Cost $147,966)		147,966

Total Investments 121.0% (Cost $15,737,989)		$15,082,592

Financial Derivative Instruments (o)(q) (0.1)% (Cost or Premiums, net $48,706)		(12,613)

Other Assets and Liabilities, net (20.9)%		(2,601,469)

Net Assets 100.0%		$12,468,510

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Security becomes interest bearing at a future date.
(i)	Principal amount of security is adjusted for inflation.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.
(l)	Coupon represents a 7-Day Yield.

(m) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil ‘D’ - Exp. 06/10/2071	06/10/2022	$0	$0	0.00%
Constellation Pharmaceutical 5.550% due 07/01/2033	01/16/2025	5,100	5,108	0.04
Drillco Holding Lux SA	06/08/2023	3,699	4,658	0.04
Hardwood Funding LLC 4.980% due 06/07/2028	03/11/2025	3,900	3,915	0.03
Hardwood Funding LLC 5.070% due 06/07/2030	03/11/2025	3,900	3,917	0.03
Hardwood Funding LLC 5.210% due 06/07/2032	03/11/2025	3,900	3,927	0.03
MNEQ Holdings, Inc.	04/19/2022 - 04/26/2022	192	45	0.00
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	14,103	10,604	0.09
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	6,000	6,623	0.05

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	89

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Project Alpha Investindustrial 4.594% due 02/27/2026	02/28/2025	$2,647	$2,759	0.02%
Strategic Credit Opportunities Partners 6.520% due 03/20/2028	02/20/2025	3,200	3,233	0.03
Strategic Credit Opportunities Partners 6.740% due 03/20/2030	02/20/2025	3,800	3,866	0.03
Westmoreland Mining Holdings	12/08/2014	1,393	51	0.00
Westmoreland Mining LLC	06/30/2023	319	158	0.00

		$52,153	$48,864	0.39%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BRC	(1.000)%	12/31/2024	TBD	(2)		$(2,671)	$(2,665)
	1.850	03/12/2025	TBD	(2)	EUR	(1,052)	(1,139)
	3.750	12/20/2024	TBD	(2)		$(9,191)	(9,289)
	4.300	12/20/2024	TBD	(2)		(5,550)	(5,617)
	4.300	12/20/2024	TBD	(2)		(9,548)	(9,664)
	4.300	04/01/2025	TBD	(2)		(3,244)	(3,244)
	4.400	12/20/2024	TBD	(2)		(38,921)	(39,406)
	4.400	02/06/2025	TBD	(2)		(3,676)	(3,701)
	4.400	04/01/2025	TBD	(2)		(1,563)	(1,563)
IND	4.600	01/10/2025	04/10/2025			(484)	(489)
JPS	4.250	03/21/2025	05/09/2025			(573)	(574)
	4.300	03/21/2025	05/09/2025			(4,266)	(4,271)
MSR	4.440	04/01/2025	04/02/2025			(70,438)	(70,438)
	4.450	04/01/2025	04/02/2025			(120,228)	(120,228)
	4.480	03/31/2025	04/01/2025			(103,305)	(103,318)
NOM	3.250	12/20/2024	TBD	(2)		(450)	(454)
SCX	4.300	12/20/2024	TBD	(2)		(3,414)	(3,455)

Total Reverse Repurchase Agreements							$(379,515)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
BCY	4.420%	03/25/2025	04/07/2025	$(6,011)	$(6,016)
	4.440	03/25/2025	04/10/2025	(1,122)	(1,123)
	4.450	03/18/2025	04/08/2025	(1,819)	(1,822)
	4.450	03/25/2025	04/08/2025	(7,477)	(7,484)
	4.450	03/31/2025	04/08/2025	(2,295)	(2,295)
BOS	4.500	03/28/2025	04/03/2025	(36,124)	(36,142)
BPG	4.460	04/01/2025	04/07/2025	(96,061)	(96,061)
MSC	4.500	03/28/2025	04/04/2025	(114,773)	(114,830)
	4.500	03/31/2025	04/04/2025	(85)	(85)
	4.520	03/31/2025	04/03/2025	(63,071)	(63,079)
TDM	4.430	03/14/2025	04/03/2025	(2,003)	(2,007)
	4.440	03/14/2025	04/08/2025	(105)	(106)
	4.440	03/14/2025	04/10/2025	(1,476)	(1,479)
	4.440	03/21/2025	04/08/2025	(258)	(259)
	4.440	03/24/2025	04/09/2025	(5,540)	(5,546)
	4.440	03/25/2025	04/08/2025	(402)	(402)
	4.440	03/25/2025	04/09/2025	(1,287)	(1,288)
	4.440	03/31/2025	04/08/2025	(680)	(680)
	4.440	03/31/2025	04/10/2025	(1,275)	(1,275)
	4.450	03/14/2025	04/02/2025	(422)	(422)
	4.450	03/14/2025	04/03/2025	(527)	(528)
	4.450	03/14/2025	04/07/2025	(1,476)	(1,479)
	4.450	03/31/2025	04/07/2025	(1,615)	(1,615)
UBS	4.410	03/14/2025	04/07/2025	(5,270)	(5,282)
	4.410	03/14/2025	05/02/2025	(2,003)	(2,007)
	4.410	03/21/2025	04/07/2025	(12,232)	(12,249)
	4.410	03/26/2025	05/02/2025	(321)	(321)
	4.410	03/31/2025	04/07/2025	(5,379)	(5,380)
	4.410	03/31/2025	05/02/2025	(3,991)	(3,991)
	4.420	03/14/2025	04/02/2025	(1,054)	(1,056)
	4.420	03/14/2025	04/28/2025	(527)	(528)

90	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
	4.420%	03/14/2025	05/09/2025	$(1,159)	$(1,162)
	4.420	03/14/2025	05/13/2025	(316)	(317)
	4.420	03/18/2025	05/09/2025	(547)	(548)
	4.420	03/20/2025	04/28/2025	(14,061)	(14,082)
	4.420	03/20/2025	05/09/2025	(13,112)	(13,132)
	4.420	03/25/2025	04/02/2025	(80)	(80)
	4.420	03/25/2025	05/13/2025	(643)	(644)
	4.420	03/31/2025	05/09/2025	(173)	(174)
	4.430	03/14/2025	04/25/2025	(211)	(211)
	4.430	03/14/2025	05/08/2025	(4,005)	(4,014)
	4.430	03/14/2025	05/16/2025	(211)	(211)
	4.430	03/14/2025	05/27/2025	(105)	(106)
	4.430	03/20/2025	05/06/2025	(10,007)	(10,021)
	4.430	03/20/2025	05/08/2025	(13,198)	(13,218)
	4.430	03/25/2025	04/25/2025	(1,045)	(1,046)
	4.430	03/26/2025	05/16/2025	(3,290)	(3,292)
	4.430	03/26/2025	05/27/2025	(4,173)	(4,176)
	4.430	03/28/2025	05/06/2025	(398)	(398)
	4.430	03/31/2025	04/25/2025	(3,210)	(3,210)
	4.430	03/31/2025	05/06/2025	(8,329)	(8,330)
	4.430	03/31/2025	05/08/2025	(43,032)	(43,038)

Total Sale-Buyback Transactions					$(498,247)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$0	$0	$0	$0	$(286)	$(286)
BRC	0	(76,288)	0	(76,288)	76,101	(187)
IND	0	(489)	0	(489)	513	24
JPS	0	(4,845)	0	(4,845)	5,150	305
MSR	0	(293,984)	0	(293,984)	105,750	(188,234)
NOM	0	(454)	0	(454)	468	14
SCX	0	(3,455)	0	(3,455)	3,607	152

Master Securities Forward Transaction Agreement
BCY	0	0	(18,740)	(18,740)	18,763	23
BOS	0	0	(36,142)	(36,142)	36,371	229
BPG	0	0	(96,061)	(96,061)	95,663	(398)
MSB	0	0	0	0	(500)	(500)
MSC	0	0	(177,994)	(177,994)	175,571	(2,423)
TDM	0	0	(17,086)	(17,086)	16,915	(171)
UBS	0	0	(152,224)	(152,224)	152,436	212

Total Borrowings and Other Financing Transactions	$0	$(379,515)	$(498,247)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(489)	$(4,845)	$(65,747)	$(71,081)
U.S. Treasury Obligations	(103,318)	0	0	0	(103,318)
Preferred Securities	0	0	0	(9,643)	(9,643)

Total	$(103,318)	$(489)	$(4,845)	$(75,390)	$(184,042)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(389,147)	(109,100)	0	(498,247)

Total	$0	$(389,147)	$(109,100)	$0	$(498,247)

Total Borrowings	$(103,318)	$(389,636)	$(113,945)	$(75,390)	$(682,289)

Payable for reverse repurchase agreements and sale-buyback financing transactions (5)					$(682,289)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	91

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

(n)	Securities with an aggregate market value of $687,309 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(936,078) at a weighted average interest rate of 5.180%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(750) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(195,473) is outstanding at period end.

(o) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	188	$188	$(47)	$(14)
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	189	189	(47)	(24)
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	380	380	(105)	(82)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	188	188	(67)	(102)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	189	189	(53)	(86)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	380	380	(123)	(143)

Total Written Options					$(442)	$(451)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2027	2,619	$632,259	$3,560	$0	$(98)
3-Month SOFR Active Contract December Futures	03/2028	2,407	580,388	2,847	0	(30)
3-Month SOFR Active Contract June Futures	09/2027	2,647	638,688	2,983	0	(99)
3-Month SOFR Active Contract March Futures	06/2027	4,568	1,102,544	6,008	0	(172)
3-Month SOFR Active Contract September Futures	12/2026	1,462	352,982	2,121	0	(37)
3-Month SOFR Active Contract September Futures	12/2027	4,284	1,033,354	4,677	0	(107)
Euro-Bund June Futures	06/2025	105	14,627	(97)	56	(1)
U.S. Treasury 5-Year Note June Futures	06/2025	2,404	260,008	997	0	(75)
U.S. Treasury 10-Year Note June Futures	06/2025	1,373	152,703	2,355	21	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	7,565	863,356	5,797	709	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	4,741	579,587	3,982	2,074	0

				$35,230	$2,860	$(619)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond June Futures	06/2025	109	$(9,404)	$(83)	$0	$(9)
Euro-BOBL June Futures	06/2025	2,452	(312,302)	2,481	80	(742)
				$2,398	$80	$(751)

Total Futures Contracts				$37,628	$2,940	$(1,370)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Exelon Corp.	(1.000)%	Quarterly	06/20/2025	0.097%	4,400	$(154)	$144	$(10)	$0	$0

						$(154)	$144	$(10)	$0	$0

92	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2025	0.188%	$	6,100	$1,207	$(986)	$221	$1	$0
AES Corp.	5.000	Quarterly	06/20/2026	0.317		2,100	430	(309)	121	0	0
AES Corp.	5.000	Quarterly	12/20/2028	0.920		5,000	621	90	711	0	(5)
Airbus Group	1.000	Quarterly	06/20/2029	0.369	EUR	8,000	171	53	224	0	(19)
Airbus SE	1.000	Quarterly	12/20/2028	0.338		2,800	21	52	73	0	(6)
American International Group, Inc.	1.000	Quarterly	12/20/2026	0.256	$	3,900	83	(33)	50	0	(2)
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.354		10,500	(63)	243	180	0	(5)
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.346		32,200	550	(287)	263	0	(3)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.514		15,000	(60)	286	226	0	(6)
Atlantia SPA	1.000	Quarterly	12/20/2025	0.359	EUR	5,800	(262)	293	31	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2025	0.269	$	8,800	65	(16)	49	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.401		24,400	316	(63)	253	0	(7)
Barclays Bank PLC	1.000	Quarterly	06/20/2025	0.323	EUR	13,400	37	(10)	27	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.328		6,500	38	(1)	37	0	0
BP Capital Markets PLC	1.000	Quarterly	12/20/2025	0.169		10,800	256	(182)	74	0	(1)
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	1.056		1,900	(4)	436	432	0	(7)
Citigroup, Inc.	1.000	Quarterly	12/20/2025	0.245	$	11,200	72	(8)	64	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	0.369		2,800	(12)	42	30	0	(1)
Elis SA	5.000	Quarterly	12/20/2029	0.956	EUR	3,800	766	(20)	746	0	(6)
Expedia Group, Inc.	1.000	Quarterly	12/20/2026	0.217	$	2,200	18	12	30	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2026	0.077		8,500	58	39	97	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.097		900	10	4	14	0	0
Glencore Finance	5.000	Quarterly	06/20/2031	1.459	EUR	14,000	3,192	(156)	3,036	0	(74)
Hess Corp.	1.000	Quarterly	06/20/2026	0.117	$	6,900	(53)	128	75	0	0
Hess Corp.	1.000	Quarterly	12/20/2026	0.151		4,800	(49)	119	70	0	(1)
Lennar Corp.	5.000	Quarterly	12/20/2026	0.492		2,900	598	(375)	223	0	(3)
MGM Resorts International	5.000	Quarterly	12/20/2029	2.189		12,800	1,764	(257)	1,507	0	(23)
National Rural Utilities Cooperative Finance Corp.	1.000	Quarterly	12/20/2026	0.083		2,200	60	(25)	35	0	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.240		9,800	223	(130)	93	0	(1)
Southwest Airlines Co.	1.000	Quarterly	12/20/2026	0.512		1,500	(5)	18	13	0	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.287		3,800	655	(103)	552	1	0
Tesco PLC	1.000	Quarterly	12/20/2027	0.307	EUR	5,350	9	100	109	0	(5)
Tesco PLC	1.000	Quarterly	06/20/2028	0.352		4,100	5	87	92	0	(3)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.317	$	2,500	57	(36)	21	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.368		6,200	149	(81)	68	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.453		400	(7)	13	6	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.492		8,300	(22)	153	131	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.547		2,000	(5)	37	32	0	(1)
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.688	EUR	8,900	61	36	97	0	(8)
Électricité de France SA	1.000	Quarterly	06/20/2030	0.827		15,700	214	(65)	149	0	(48)

							$11,164	$(902)	$10,262	$2	$(240)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$	1,300,260	$27,545	$(2,522)	$25,023	$9	$(10)
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		911,300	17,002	(243)	16,759	216	0
CDX.iTraxx Crossover 42 05-Year Index	5.000	Quarterly	06/20/2030	EUR	25,320	2,313	(217)	2,096	0	(148)
CDX.iTraxx Main 43 05-Year Index	1.000	Quarterly	06/20/2030		148,200	3,319	(442)	2,877	0	(241)

						$50,179	$(3,424)	$46,755	$225	$(399)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	314,450	$(9,259)	$(59)	$(9,318)	$1,371	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		4,300	(12)	(98)	(110)	40	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		12,400	1,485	323	1,808	0	(200)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	08/31/2029	$	424,500	(6,104)	(2,033)	(8,137)	0	(349)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		216,500	397	(946)	(549)	0	(204)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		16,800	(33)	(106)	(139)	0	(18)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.796	Annual	12/31/2031		6,300	0	(48)	(48)	0	(12)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031		201,490	(3,992)	(1,090)	(5,082)	0	(384)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	93

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.994%	Annual	07/02/2034	$	46,300	$107	$(696)	$(589)	$0	$(136)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		13,800	(48)	325	277	0	(40)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		15,300	(57)	399	342	0	(45)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		17,500	(66)	512	446	0	(51)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		7,560	(28)	214	186	0	(22)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.751	Annual	11/15/2034		19,800	0	(18)	(18)	0	(61)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.838	Annual	11/15/2034		36,820	0	(288)	(288)	0	(113)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.864	Annual	11/15/2034		54,990	0	(543)	(543)	0	(170)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.867	Annual	11/15/2034		188,340	0	(1,896)	(1,896)	0	(581)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.870	Annual	11/15/2034		188,340	0	(1,942)	(1,942)	0	(581)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.881	Annual	11/15/2034		30,460	0	(342)	(342)	0	(94)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.893	Annual	11/15/2034		16,000	0	(194)	(194)	0	(49)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.894	Annual	11/15/2034		38,160	0	(466)	(466)	0	(118)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		9,300	(34)	(74)	(108)	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		4,500	(16)	(22)	(38)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		9,900	(34)	(54)	(88)	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		9,600	(32)	(74)	(106)	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		23,800	(102)	(172)	(274)	0	(77)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		10,900	(31)	(159)	(190)	0	(35)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		18,400	(54)	(198)	(252)	0	(60)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		9,400	(27)	(66)	(93)	0	(30)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/15/2052		21,560	(402)	(230)	(632)	0	(160)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		100	2	3	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		67,400	2,618	1,747	4,365	0	(498)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.807	Annual	02/15/2055		25,600	0	(46)	(46)	0	(46)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.848	Annual	02/15/2055		33,200	0	(303)	(303)	0	(262)
Receive	1-Day USD-SOFR Compounded-OIS	3.915	Annual	02/15/2055		19,400	0	(408)	(408)	0	(154)
Receive	1-Day USD-SOFR Compounded-OIS	3.943	Annual	02/15/2055		18,000	0	(464)	(464)	0	(144)
Receive	1-Day USD-SOFR Compounded-OIS	3.945	Annual	02/15/2055		18,800	0	(493)	(493)	0	(150)
Pay	1-Year BRL-CDI	12.030	Maturity	01/04/2027	BRL	741,500	2	(4,275)	(4,273)	219	0
Pay	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2030	AUD	444,100	3,590	277	3,867	1,166	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	4,000	(7)	133	126	6	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		11,000	(16)	382	366	18	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		10,500	(16)	386	370	17	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		26,700	(201)	(879)	(1,080)	20	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		69,200	(252)	(1,764)	(2,016)	54	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		31,400	(118)	(786)	(904)	25	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		447,070	(6,443)	2,600	(3,843)	987	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		6,600	(16)	(251)	(267)	28	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		5,700	(14)	(106)	(120)	23	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		6,000	(16)	(90)	(106)	24	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		5,600	(15)	(6)	(21)	23	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		5,500	(14)	(53)	(67)	22	0
Pay(6)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		5,900	(15)	(90)	(105)	0	(105)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		46,000	(2,312)	469	(1,843)	195	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		66,010	6,583	30,634	37,217	0	(298)
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		96,800	4,319	3,570	7,889	0	(763)

							$(10,683)	$20,146	$9,463	$4,238	$(6,118)

Total Swap Agreements							$50,506	$15,964	$66,470	$4,465	$(6,757)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability(7)
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$2,940	$4,478	$7,418	$(451)	$(1,370)	$(6,793)	$(8,614)

(p)

Securities with an aggregate market value of $262,091 and cash of $14,976 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

94	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $13 and liability of $(36) for closed swap agreements is outstanding at period end.

(q) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	1,613,436		$10,695	$0	$(62)
	04/2025		$45,755	AUD	72,328	0	(561)
	04/2025		405	JPY	60,488	0	(2)
	04/2025		370	SGD	495	0	(2)
	05/2025	AUD	72,328		$45,765	560	0
	05/2025	CNH	22,881		3,124	0	(33)
	05/2025	SGD	494		370	2	0
	05/2025		$14,782	CNH	107,040	6	(16)
	05/2025		10,695	JPY	1,608,021	62	0
	06/2025	CNH	89,455		$12,248	0	(129)
	06/2025		$2,567	CNH	18,527	0	(4)
	07/2025	CNH	53,269		$7,394	13	(3)
	08/2025		53,277		7,388	0	(13)

BOA	04/2025	IDR	6,513,832		394	2	0
	04/2025	KRW	751,899		513	2	0
	04/2025	SEK	3,840		360	0	(22)
	04/2025	SGD	112		83	0	0
	04/2025	TWD	140,005		4,263	47	0
	04/2025		$4,775	EUR	4,470	58	0
	04/2025		716	IDR	11,823,934	0	(6)
	05/2025	CNH	22,373		$3,056	0	(31)
	05/2025	IDR	7,070,570		425	1	0
	05/2025		$2,146	HKD	16,670	0	(1)
	05/2025		458	INR	39,365	1	0
	06/2025	CNH	21,245		$2,926	1	(14)
	06/2025	KRW	692,569		479	7	0
	06/2025		$1,258	CNH	9,087	0	(1)
	06/2025		711	KRW	1,035,673	0	(5)
	08/2025	CNH	10,164		$1,421	9	0
	08/2025	TWD	705		22	0	0

BPS	04/2025	BRL	9,120		1,575	0	(24)
	04/2025	EUR	289,937		304,159	0	(9,350)
	04/2025	GBP	2,820		3,629	0	(14)
	04/2025	IDR	68,352,847		4,123	19	0
	04/2025	JPY	575,818		3,831	0	(8)
	04/2025	SGD	1,058		795	7	0
	04/2025	TWD	400,780		12,213	145	0
	04/2025		$1,232	AUD	1,947	0	(16)
	04/2025		1,600	BRL	9,120	0	(2)
	04/2025		631	CAD	907	0	(1)
	04/2025		5,159	IDR	84,478,131	0	(87)
	04/2025		4,103	INR	356,193	60	0
	04/2025		128,439	JPY	18,977,419	0	(1,822)
	04/2025		3,640	KRW	5,286,314	0	(51)
	04/2025		237	SGD	317	0	(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	95

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$8,087	TWD	264,936	$0	$(109)
	04/2025		737	ZAR	13,491	1	(3)
	04/2025	ZAR	30,761		$1,682	6	0
	05/2025	CNH	421,997		58,271	58	(34)
	05/2025	IDR	21,317,177		1,281	4	0
	05/2025	SGD	317		237	1	0
	05/2025		$48,146	CNH	349,071	38	0
	05/2025		6,481	EUR	6,008	26	0
	05/2025		3,050	IDR	50,623,140	0	(16)
	05/2025		4,123	INR	353,730	5	0
	05/2025		3,831	JPY	573,888	8	0
	06/2025	CNH	123,415		$16,967	0	(108)
	06/2025	KRW	612,516		424	7	0
	06/2025	PLN	8,404		2,173	8	0
	06/2025		$219	KRW	311,617	0	(7)
	06/2025		11,827	PLN	46,007	87	(67)
	07/2025	TWD	113,040		$3,479	55	0
	08/2025		156,950		4,816	49	0
	10/2025	BRL	20,000		3,263	0	(92)
	05/2029	KWD	2,919		10,035	180	0
	07/2029		610		2,098	37	0

BRC	04/2025	CHF	334	EUR	356	7	0
	04/2025		179		$203	0	0
	04/2025	EUR	992	CHF	945	0	(5)
	04/2025		11,065		$12,024	60	0
	04/2025	GBP	9,797		12,669	14	0
	04/2025	INR	11,384		130	0	(3)
	04/2025	TRY	15,967		400	0	(10)
	04/2025		$2,916	IDR	47,736,516	0	(53)
	04/2025		199	ILS	731	0	(2)
	04/2025		133	INR	11,371	0	0
	04/2025		121,084	JPY	17,809,700	0	(2,344)
	04/2025		29,865	TRY	1,142,001	7	(251)
	05/2025	CHF	943	EUR	992	5	0
	05/2025	INR	11,403		$133	0	0
	05/2025	TRY	40,411		1,022	1	(4)
	05/2025		$5,724	TRY	224,351	0	(141)
	06/2025	PEN	25,377		$6,884	0	(11)
	06/2025	PLN	935		241	1	0
	06/2025	TRY	495,055		11,900	58	(28)
	06/2025		$355	MXN	7,202	0	(7)
	06/2025		44,789	TRY	1,791,131	0	(1,920)
	07/2025		1,510		68,626	100	0

BSH	04/2025	AUD	78,348		$49,638	682	0
	04/2025	JPY	15,525,170		103,377	0	(131)
	04/2025	PEN	33,377		8,786	0	(294)
	05/2025		$103,377	JPY	15,472,881	130	0
	06/2025	PEN	31,879		$8,723	62	0
	06/2025	PLN	4,150		1,076	7	0
	06/2025		$1,177	PLN	4,529	0	(11)

CBK	04/2025	CAD	562		$390	0	0
	04/2025	CHF	1,245	EUR	1,329	30	0
	04/2025		816		$927	5	0
	04/2025	CNY	3,774		526	0	0
	04/2025	DKK	42,859		6,032	0	(179)
	04/2025	GBP	8,759		11,354	39	0
	04/2025	IDR	71,446,781		4,307	17	0
	04/2025	ILS	9,653		2,648	51	0
	04/2025	INR	104,597		1,218	0	(5)
	04/2025	PEN	21,853		5,805	0	(141)
	04/2025	TWD	506,612		15,462	205	0
	04/2025		$99,071	CAD	141,120	0	(1,001)
	04/2025		526	CNY	3,773	0	(1)
	04/2025		5,246	EUR	4,863	12	0
	04/2025		7,933	IDR	129,970,949	0	(133)
	04/2025		16,103	INR	1,403,784	289	0
	04/2025		220	KRW	321,818	0	(1)
	04/2025		8,359	PEN	30,524	0	(55)
	04/2025		18,139	TWD	594,644	0	(232)

96	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025	CAD	140,914		$99,071	$1,001	$0
	05/2025	IDR	25,044,268		1,508	7	0
	05/2025	THB	3		0	0	0
	05/2025		$526	CNY	3,774	0	0
	05/2025		3,039	IDR	50,497,323	0	(13)
	06/2025	CNH	7,103		$980	0	(3)
	06/2025	KRW	34,313,978		23,836	463	0
	06/2025	PEN	2,529		688	1	0
	06/2025		$3,306	CNH	23,929	6	(1)
	06/2025		3,771	KRW	5,390,480	0	(101)
	07/2025	PEN	30,579		$8,359	54	0
	07/2025	TWD	201,760		6,201	89	0
	08/2025		277,592		8,517	85	0
	09/2025	PEN	47,128		12,810	37	(6)
	12/2025		5,523		1,492	0	(2)

DUB	04/2025	CAD	137		95	0	0
	04/2025	CHF	10		11	0	0
	04/2025	EUR	692	CHF	658	0	(4)
	04/2025		19,518		$21,248	143	0
	04/2025	IDR	1,579,472		96	1	0
	04/2025	ILS	11,985		3,286	62	0
	04/2025	JPY	235,300		1,600	31	0
	04/2025	NZD	1,966		1,123	7	0
	04/2025		$6,639	DKK	45,998	28	0
	04/2025		1,405	IDR	23,333,202	0	(5)
	04/2025		685	INR	58,947	3	0
	04/2025		2,591	PEN	9,497	0	(7)
	04/2025		190	SGD	255	0	(1)
	05/2025	CHF	658	EUR	694	4	0
	05/2025	DKK	45,913		$6,639	0	(28)
	05/2025	IDR	3,093,969		186	1	0
	05/2025	PEN	9,329		2,454	0	(82)
	05/2025	SGD	253		189	1	0
	06/2025	KRW	20,895,110		14,505	273	0
	06/2025		$2,628	KRW	3,758,611	0	(68)
	08/2025	CNH	8,226		$1,148	6	0
	09/2025	PEN	9,526		2,591	8	0

FAR	04/2025	AUD	482		305	4	0
	04/2025	CAD	1,019		708	0	0
	04/2025	CHF	18,783		21,075	0	(156)
	04/2025	DKK	68,082		9,596	0	(271)
	04/2025	ILS	10,373		2,857	67	0
	04/2025	JPY	11,107,347		73,778	0	(275)
	04/2025		$1,326	AUD	2,103	0	(12)
	04/2025		8,115	EUR	7,726	239	0
	04/2025		53	GBP	41	0	0
	04/2025		3,093	JPY	461,539	0	(16)
	04/2025		196	TWD	6,435	0	(3)
	04/2025	ZAR	2,815		$154	0	0
	05/2025		$3,771	CNH	27,201	0	(17)
	05/2025		73,778	JPY	11,069,927	275	0
	06/2025	PEN	88		$24	0	0
	06/2025	PLN	7,631		1,975	10	0
	06/2025		$2,718	PLN	10,536	0	(5)
	07/2025	CNH	27,097		$3,771	15	0

GLM	04/2025	BRL	460,800		82,671	1,920	0
	04/2025	IDR	15,762,014		949	4	0
	04/2025	ILS	578		158	3	0
	04/2025	KRW	1,144,711		780	3	0
	04/2025	PEN	33,946		9,083	0	(152)
	04/2025	TRY	7,637		190	0	(6)
	04/2025		$79,299	BRL	460,800	1,452	0
	04/2025		3,334	IDR	54,743,703	0	(50)
	04/2025		60,071	JPY	8,813,107	0	(1,313)
	04/2025		300	KRW	438,477	0	(2)
	04/2025	ZAR	16,700		$915	6	0
	05/2025	CNH	21,754		2,970	0	(32)
	05/2025	IDR	12,033,936		722	0	0
	05/2025		$14,399	CNH	103,370	0	(126)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	97

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025		$949	IDR	15,776,252	$0	$(4)
	06/2025	PLN	8,202		$2,124	12	0
	06/2025		$3,112	CNH	22,501	7	(6)
	06/2025		780	KRW	1,140,553	0	(3)
	07/2025	TWD	24,061		$740	11	0
	07/2025		$43	TWD	1,406	0	(1)
	08/2025	CNH	9,393		$1,311	6	0
	10/2025	BRL	21,100		3,331	0	(209)

IND	04/2025		$19	CHF	17	0	0
	04/2025		12,846	DKK	88,851	31	0
	05/2025	CHF	17		$19	0	0
	05/2025	DKK	88,686		12,846	0	(31)
	08/2025	TWD	9,572		293	3	0

JPM	04/2025	BRL	16,200		2,882	43	0
	04/2025	CAD	1,204		835	0	(2)
	04/2025	GBP	5,923		7,698	46	0
	04/2025	IDR	6,924,816		419	3	0
	04/2025	ILS	11,945		3,280	66	0
	04/2025	JPY	3,452,098		22,878	0	(138)
	04/2025	TRY	14,647		364	0	(11)
	04/2025	TWD	66,972		2,042	26	0
	04/2025		$2,821	BRL	16,200	18	0
	04/2025		338,794	EUR	314,105	848	0
	04/2025		1,183	IDR	19,442,400	0	(17)
	04/2025		15,486	INR	1,350,269	282	0
	04/2025		3,323	JPY	495,308	0	(20)
	04/2025		220	KRW	321,676	0	(1)
	04/2025		6	SGD	8	0	0
	04/2025		5,511	TWD	180,669	0	(70)
	05/2025	CNH	155,742		$21,634	158	(26)
	05/2025	EUR	314,105		339,345	0	(847)
	05/2025	IDR	8,089,145		487	2	0
	05/2025	INR	44,826		523	0	0
	05/2025		$13,852	CNH	100,411	18	(12)
	05/2025		22,478	JPY	3,380,725	138	0
	05/2025		848	TRY	37,715	95	0
	06/2025	CNH	44,502		$6,097	0	(60)
	06/2025	MXN	423,799		20,535	37	0
	06/2025	PLN	6,274		1,619	3	0
	06/2025		$253	MXN	5,196	0	(1)
	06/2025		11,647	PLN	45,128	25	(51)
	06/2025		2,218	TRY	87,821	0	(78)
	07/2025	CNH	51,339		$7,113	4	(7)
	07/2025	TWD	114,430		3,519	53	0
	08/2025	CNH	48,612		6,739	2	(17)
	08/2025	TWD	143,345		4,397	43	0

MBC	04/2025	CHF	1,028		1,161	0	(1)
	04/2025	EUR	14,048		15,351	161	0
	04/2025	GBP	28,268		36,598	87	(4)
	04/2025	JPY	5,296,800		35,725	411	0
	04/2025	TWD	104,340		3,225	83	0
	04/2025		$1,526	AUD	2,452	6	0
	04/2025		32	CAD	46	0	0
	04/2025		23,544	CHF	20,799	0	(35)
	04/2025		356	DKK	2,450	0	(1)
	04/2025		3,592	EUR	3,404	89	0
	04/2025		2,615	GBP	2,038	17	0
	04/2025		1,804	INR	156,674	26	0
	04/2025		5,454	JPY	808,100	0	(66)
	04/2025		50	SGD	67	0	0
	04/2025		3,736	TWD	122,807	0	(38)
	04/2025	ZAR	36,473		$1,995	8	0
	05/2025	CAD	46		32	0	0
	05/2025	CHF	20,724		23,544	35	0
	05/2025	CNH	52,968		7,307	4	(7)
	05/2025	DKK	2,446		356	1	0
	05/2025	IDR	4,827,965		290	1	0
	05/2025	JPY	2,077,900		13,836	0	(64)
	05/2025	THB	7,213		215	1	0

98	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025		$28,639	CNH	206,061	$9	$(206)
	06/2025	KRW	8,364,394		$5,813	116	0
	06/2025		$4,513	PLN	17,420	0	(29)
	07/2025	CNH	24,612		$3,415	4	0
	07/2025	TWD	53,779		1,650	21	0
	08/2025	CNH	36,262		5,031	6	(12)
	08/2025	TWD	68,258		2,086	13	0

MYI	04/2025	BRL	463,200		80,666	0	(505)
	04/2025	CAD	138,244		97,111	1,040	0
	04/2025	DKK	26,361		3,681	0	(140)
	04/2025	GBP	95,545		121,065	0	(2,355)
	04/2025	TRY	278		7	0	0
	04/2025		$79,617	BRL	463,200	1,554	0
	04/2025		1,039	GBP	818	17	0
	04/2025		21	SGD	28	0	0
	04/2025		878	TWD	28,690	0	(14)
	04/2025	ZAR	1,274,138		$69,697	281	0
	05/2025	IDR	4,517,068		271	1	0
	06/2025	CNH	7,344		1,013	0	(3)
	06/2025		$1,716	PLN	6,731	22	(4)

NGF	06/2025		3,327	KRW	4,740,923	0	(99)

RYL	05/2025	BRL	4,026		$698	0	(3)
	06/2025	CNH	52		7	0	0

SCX	04/2025	JPY	976,311		6,490	10	(29)
	04/2025	PEN	76,711		20,246	0	(629)
	04/2025	TWD	55,264		1,703	38	0
	04/2025		$3,385	IDR	55,381,080	0	(63)
	04/2025		220	KRW	321,334	0	(2)
	04/2025		1,108	NZD	1,963	6	0
	04/2025		1,251	TWD	41,169	0	(11)
	05/2025	CNH	219,485		$30,526	231	0
	05/2025	IDR	1,885,155		113	1	0
	05/2025		$7,176	JPY	1,076,488	29	(4)
	06/2025	CNH	2,924		$402	0	(2)
	06/2025	PEN	11,493		3,133	11	0
	06/2025		$388	KRW	569,650	0	0
	06/2025		2,806	MXN	57,531	0	(24)
	08/2025	CNH	5,100		$712	4	0
	08/2025	TWD	40,828		1,251	11	0
	08/2025		$484	TWD	15,941	0	0

SOG	04/2025	BRL	6,846		$1,192	0	(7)
	04/2025		$1,185	BRL	6,846	15	0

SSB	04/2025	BRL	330,768		$57,665	0	(299)
	04/2025	IDR	4,302,332		258	0	0
	04/2025	PEN	16,268		4,280	0	(146)
	04/2025		$191,670	GBP	148,215	0	(213)
	04/2025		369	IDR	6,034,476	0	(7)
	04/2025		16,750	PEN	61,022	0	(144)
	05/2025	GBP	148,215		$191,655	211	0
	06/2025	KRW	381,636		263	3	0
	06/2025	PEN	61,131		16,750	148	0
	06/2025		$407	MXN	8,195	0	(11)
	07/2025		57,665	BRL	337,255	295	0

UAG	04/2025	BRL	3,916		$682	0	(4)
	04/2025	IDR	8,831,167		532	2	0
	04/2025	TRY	14		0	0	0
	04/2025		$670	BRL	3,916	16	0
	04/2025		580	IDR	9,605,706	0	(3)
	04/2025		3,050	JPY	453,794	0	(24)
	05/2025		532	IDR	8,843,587	0	(2)
	06/2025		1,436	PLN	5,543	0	(9)

Total Forward Foreign Currency Contracts						$16,688	$(29,268)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	99

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Call - OTC USD versus CNH	CNH	7.283	05/15/2025	29,700	$363	$120

MBC	Call - OTC USD versus CNH		7.500	05/13/2025	31,500	164	11

Total Purchased Options						$527	$131

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700%	05/21/2025	20,500	$(28)	$(17)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700	06/18/2025	20,500	(39)	(26)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.750	06/18/2025	40,600	(53)	(42)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	06/18/2025	40,600	(36)	(39)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	40,600	(46)	(46)

JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	19,300	(20)	(20)

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	18,700	(22)	(22)

						$(244)	$(212)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC USD versus CNH	CNH	7.550	05/15/2025	29,700	$(130)	$(7)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400%	04/07/2025	9,900	$ (20)	$(26)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	9,900	(20)	0

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	5,900	(21)	(4)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	5,900	(21)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	5,700	(22)	(13)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	5,700	(22)	(3)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	5,700	(20)	(15)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	5,700	(20)	(3)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	6,000	(20)	(14)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	6,000	(20)	(28)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	04/25/2025	8,100	(14)	(27)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.650	04/25/2025	8,100	(14)	(6)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	04/24/2025	11,600	(43)	(83)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	11,600	(43)	(17)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	11,500	(48)	(51)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	11,500	(48)	(44)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	16,200	(68)	(21)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	16,200	(68)	(17)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	9,100	(41)	(52)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	9,100	(41)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	9,300	(41)	(50)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	9,300	(41)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	9,400	(37)	(59)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	9,400	(37)	(11)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	9,500	(36)	(71)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	9,500	(36)	(16)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	9,800	(43)	(52)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	9,800	(43)	(7)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	5,600	(21)	(5)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	5,600	(21)	(1)

NGF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.530	04/17/2025	7,600	(29)	(22)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/17/2025	7,600	(29)	(9)

							$(1,048)	$(744)

Total Written Options							$(1,422)	$(963)

100	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BRC	NextEra Energy Capital Holdings, Inc.	1.000%	Quarterly	12/20/2025	0.152%		$6,000	$130	$(92)	$38	$0
	Turkey Government International Bond	1.000	Quarterly	06/20/2025	1.276		5,400	2	(3)	0	(1)

CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2026	0.660		800	(32)	36	4	0
	Schlumberger Oilfield U.K. Limited	1.000	Quarterly	06/20/2025	0.123		12,700	53	(24)	29	0

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	6,400	0	44	44	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.253		4,200	(4)	12	8	0

GST	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.733		5,800	811	(275)	536	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.716		2,600	(11)	28	17	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.253		4,200	(5)	13	8	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.326		3,500	(30)	17	0	(13)

JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.540		3,800	(30)	52	22	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.253		5,600	(1)	12	11	0

MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	0.939		12,100	(749)	769	20	0
	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.186		6,000	0	13	13	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.394		600	(8)	11	3	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.654		9,700	27	32	59	0
	Pioneer Natural Resources Co.	1.000	Quarterly	06/20/2025	0.072		6,600	(320)	336	16	0
	Post Holdings, Inc. «	1.900	Quarterly	12/20/2025	—	♦	10,000	0	117	117	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.253		1,000	3	(1)	2	0

								$(164)	$1,097	$947	$(14)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,200	$(35)	$36	$1	$0

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,200	(124)	127	3	0

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(80)	82	2	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	6,600	(8)	1	0	(7)

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(52)	54	2	0

						$(299)	$300	$8	$(7)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	CPURNSA	1.730%	Maturity	08/26/2025	$5,500	$0	$923	$923	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Pay	iBoxx USD Liquid Investment Grade Index	542,784	3.630% (FEDL01 less a specified spread)	Monthly	09/24/2025	$58,995	$0	$138	$138	$0

Total Swap Agreements								$(463)	$2,458	$2,016	$(21)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	101

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$643	$0	$0	$643	$(825)	$0	$0	$(825)	$(182)	$0	$(182)
BOA	128	0	923	1,051	(80)	0	0	(80)	971	(770)	201
BPS	801	0	0	801	(11,812)	(26)	0	(11,838)	(11,037)	11,895	858
BRC	253	0	38	291	(4,779)	(81)	(1)	(4,861)	(4,570)	5,224	654
BSH	881	0	0	881	(436)	0	0	(436)	445	190	635
CBK	2,391	0	33	2,424	(1,874)	(33)	0	(1,907)	517	0	517
DUB	568	0	52	620	(195)	0	0	(195)	425	(260)	165
FAR	610	0	0	610	(755)	(195)	0	(950)	(340)	0	(340)
GLM	3,424	120	0	3,544	(1,904)	(320)	0	(2,224)	1,320	(1,380)	(60)
GST	0	0	562	562	0	(170)	(13)	(183)	379	(620)	(241)
IND	34	0	0	34	(31)	0	0	(31)	3	0	3
JPM	1,910	0	171	2,081	(1,358)	(20)	0	(1,378)	703	(1,500)	(797)
MBC	1,099	11	0	1,110	(463)	0	0	(463)	647	(890)	(243)
MYC	0	0	233	233	0	(65)	0	(65)	168	(50)	118
MYI	2,915	0	0	2,915	(3,021)	0	0	(3,021)	(106)	1,330	1,224
NGF	0	0	0	0	(99)	(31)	0	(130)	(130)	0	(130)
RBC	0	0	0	0	0	(22)	0	(22)	(22)	0	(22)
RYL	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
SAL	0	0	2	2	0	0	(7)	(7)	(5)	0	(5)
SCX	341	0	0	341	(764)	0	0	(764)	(423)	531	108
SOG	15	0	0	15	(7)	0	0	(7)	8	0	8
SSB	657	0	0	657	(820)	0	0	(820)	(163)	0	(163)
UAG	18	0	2	20	(42)	0	0	(42)	(22)	0	(22)

Total Over the Counter	$16,688	$131	$2,016	$18,835	$(29,268)	$(963)	$(21)	$(30,252)

(r)

Securities with an aggregate market value of $19,170 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

102	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,940	$2,940
Swap Agreements	0	227	0	0	4,251	4,478

	$0	$227	$0	$0	$7,191	$7,418

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,688	$0	$16,688
Purchased Options	0	0	0	131	0	131
Swap Agreements	0	955	138	0	923	2,016

	$0	$955	$138	$16,819	$923	$18,835

	$0	$1,182	$138	$16,819	$8,114	$26,253

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$451	$451
Futures	0	0	0	0	1,370	1,370
Swap Agreements	0	675	0	0	6,118	6,793

	$0	$675	$0	$0	$7,939	$8,614

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$29,268	$0	$29,268
Written Options	0	212	0	7	744	963
Swap Agreements	0	21	0	0	0	21

	$0	$233	$0	$29,275	$744	$30,252

	$0	$908	$0	$29,275	$8,683	$38,866

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$3,359	$3,359
Futures	0	0	0	0	(35,905)	(35,905)
Swap Agreements	0	24,331	0	0	(3,202)	21,129

	$0	$24,331	$0	$0	$(35,748)	$(11,417)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$55,032	$0	$55,032
Purchased Options	0	0	0	107	3,299	3,406
Written Options	0	0	0	499	12,833	13,332
Swap Agreements	0	2,341	1	0	0	2,342

	$0	$2,341	$1	$55,638	$16,132	$74,112

	$0	$26,672	$1	$55,638	$(19,616)	$62,695

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(257)	$(257)
Futures	0	0	0	0	38,331	38,331
Swap Agreements	0	(8,236)	0	0	(7,256)	(15,492)

	$0	$(8,236)	$0	$0	$30,818	$22,582

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(15,291)	$0	$(15,291)
Purchased Options	0	0	0	(396)	674	278
Written Options	0	32	0	123	(955)	(800)
Swap Agreements	0	(1,593)	(20)	0	106	(1,507)

	$0	$(1,561)	$(20)	$(15,564)	$(175)	$(17,320)

	$0	$(9,797)	$(20)	$(15,564)	$30,643	$5,262

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	103

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$114,811	$66,400	$181,211
Corporate Bonds & Notes
Banking & Finance	0	4,302,001	25,667	4,327,668
Industrials	0	3,531,326	6,203	3,537,529
Utilities	0	1,117,980	0	1,117,980
Municipal Bonds & Notes
Arizona	0	8,260	0	8,260
Florida	0	5,133	0	5,133
Texas	0	18,311	0	18,311
U.S. Government Agencies	0	2,166,616	2,099	2,168,715
U.S. Treasury Obligations	0	1,539,948	0	1,539,948
Non-Agency Mortgage-Backed Securities	0	244,379	37,238	281,617
Asset-Backed Securities
CMBS Other	0	68,777	0	68,777
Home Equity Other	0	175,237	0	175,237
Home Equity Sequential	0	70	0	70
Whole Loan Collateral	0	2,029	0	2,029
Other ABS	0	366,549	0	366,549
Sovereign Issues	0	596,029	0	596,029
Common Stocks
Communication Services	146	0	0	146
Financials	0	0	57	57
Industrials	0	0	4,869	4,869
Materials	377	0	0	377
Convertible Preferred Securities
Banking & Finance	9,306	0	0	9,306
Preferred Securities
Banking & Finance	30,703	442,742	0	473,445
Industrials	0	9,336	0	9,336
Utilities	0	26,453	0	26,453
Real Estate Investment Trusts
Real Estate	11,399	0	0	11,399

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Short-Term Instruments
Mutual Funds	$0	$561	$0	$561
U.S. Treasury Bills	0	3,614	0	3,614

	$51,931	$14,740,162	$142,533	$14,934,626

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$147,966	$0	$0	$147,966

Total Investments	$199,897	$14,740,162	$142,533	$15,082,592

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	136	7,269	0	7,405
Over the counter	0	18,674	161	18,835

	$136	$25,943	$161	$26,240

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(752)	(7,826)	0	(8,578)
Over the counter	0	(30,252)	0	(30,252)

	$(752)	$(38,078)	$0	$(38,830)

Total Financial Derivative Instruments	$(616)	$(12,135)	$161	$(12,590)

Totals	$199,281	$14,728,027	$142,694	$15,070,002

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2025:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025(2)
Investments in Securities, at Value
Loan Participations and Assignments	$30,225	$40,108	$(6,289)	$5	$3	$1,806	$542	$0	$66,400	$1,430
Corporate Bonds & Notes
Banking & Finance	18,625	18,700	0	(40)	0	718	0	(12,336)	25,667	718
Industrials	2,737	5,100	(1,194)	6	22	(468)	0	0	6,203	22
U.S. Government Agencies	2,010	0	(57)	8	20	118	0	0	2,099	116
Non-Agency Mortgage-Backed Securities	723	37,140	(198)	14	(24)	194	0	(611)	37,238	142
Asset-Backed Securities Whole loan collateral	71	0	(16)	1	4	(2)	0	(58)	0	0
Common Stocks
Energy	219	0	(373)	0	154	0	0	0	0	0
Financials	0	204	0	0	0	(147)	0	0	57	(147)
Industrials	4,734	0	0	0	0	135	0	0	4,869	135

	$59,344	$101,252	$(8,127)	$(6)	$179	$2,354	$542	$(13,005)	$142,533	$2,416

Financial Derivative Instruments - Assets
Over the counter	$275	$23	$0	$0	$0	$(137)	$0	$0	$161	$(137)

Totals	$59,619	$101,275	$(8,127)	$(6)	$179	$2,217	$542	$(13,005)	$142,694	$2,279

104	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$12,188	Discounted Cash Flow	Discount Rate	6.790-8.377	7.585
	19,333	Indicative Market Quotation	Broker Quote	94.338	—
	27,570	Recent Transaction	Purchase Price	99.800-100.000	99.850
	7,309	Third Party Vendor	Broker Quote	37.500-100.750	96.062
Corporate Bonds & Notes
Banking & Finance	6,623	Discounted Cash Flow	Discount Rate	7.197	—
	18,858	Proxy Pricing	Base Price	100.000	—
	186	Third Party Vendor	Expected Recovery	6.000	—
Industrials	1,095	Discounted Cash Flow	Discount Rate	6.950	—
	5,108	Proxy Pricing	Base Price	100.000	—
U.S. Government Agencies	2,099	Discounted Cash Flow	Discount Rate	11.350	—
Non-Agency Mortgage-Backed Securities	37,238	Other Valuation Techniques(3)	—	—	—
Common Stocks
Financials	45	Indicative Market Quotation	Broker Quote	$4.500	—
	12	Other Valuation Techniques(3)	—	—	—
Industrials	4,869	Indicative Market Quotation	Broker Quote	$1.063-25.188	24.226

Financial Derivative Instruments - Assets
Over the counter	161	Indicative Market Quotation	Broker Quote	0.329-1.103	0.892

Total	$142,694

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	105

Schedule of Investments	PIMCO Long Duration Total Return Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 148.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%

Citadel Securities LP
6.325% due 10/31/2031 ~		$1,876	$1,877

Databricks, Inc.
TBD% due 01/03/2031 «µ		430	433
8.823% due 01/03/2031 «		1,941	1,956

Jane Street Group LLC
6.313% due 12/15/2031 ~		2,095	2,072
Pantheon Senior Debt III (PSD III)
1.000% due 03/26/2026		700	700

Quikrete Holdings, Inc.
TBD% due 03/19/2029		1,061	1,052
6.575% due 02/10/2032		1,400	1,386

Telecom Serbia
4.004% (EUR003M + 1.350%) due 06/11/2029 «~	EUR	5,000	5,458

UKG, Inc.
7.300% due 02/10/2031 ~		$596	595

Vistra Zero Operating Co. LLC
6.325% due 04/30/2031 ~		1,692	1,637

Total Loan Participations and Assignments (Cost $17,122)			17,166

CORPORATE BONDS & NOTES 49.4%

BANKING & FINANCE 20.4%

Abu Dhabi Developmental Holding Co. PJSC
5.375% due 05/08/2029		1,700	1,744

Accident Fund Insurance Co. of America
8.500% due 08/01/2032		2,000	1,994

AerCap Ireland Capital DAC
3.300% due 01/30/2032		1,000	886
3.850% due 10/29/2041		367	291
3.875% due 01/23/2028		2,000	1,954

Aircastle Ltd.
2.850% due 01/26/2028		3,200	3,022
4.250% due 06/15/2026		800	794

Ally Financial, Inc.
6.184% due 07/26/2035 •		1,324	1,316

American Assets Trust LP
3.375% due 02/01/2031		6,500	5,737

American Express Co.
5.442% due 01/30/2036 ~		1,000	1,011

American Financial Group, Inc.
4.500% due 06/15/2047		7,400	6,150

American Homes 4 Rent LP
3.625% due 04/15/2032		1,800	1,635

American Tower Corp.
1.875% due 10/15/2030		1,740	1,489
2.100% due 06/15/2030		1,550	1,356
2.900% due 01/15/2030		300	276
2.950% due 01/15/2051		2,800	1,770
5.550% due 07/15/2033		3,500	3,579

Americold Realty Operating Partnership LP
5.409% due 09/12/2034		2,500	2,442

Antares Holdings LP
6.350% due 10/23/2029		2,550	2,553

Arch Capital Group Ltd.
3.635% due 06/30/2050		4,900	3,565

Ares Capital Corp.
2.150% due 07/15/2026		1,500	1,447

Ares Finance Co. LLC
3.650% due 02/01/2052		3,100	2,216

Arthur J Gallagher & Co.
5.550% due 02/15/2055		2,100	2,017

Assured Guaranty U.S. Holdings, Inc.
6.125% due 09/15/2028		1,675	1,756

Athene Global Funding
5.516% due 03/25/2027		2,200	2,237
5.583% due 01/09/2029		4,500	4,597

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Aviation Capital Group LLC
4.125% due 08/01/2025	$1,200	$1,196
6.375% due 07/15/2030	3,500	3,674

Avolon Holdings Funding Ltd.
4.250% due 04/15/2026	2,600	2,586

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •	2,400	2,468

Banco BTG Pactual SA
5.750% due 01/22/2030	1,400	1,389

Banco Santander SA
4.175% due 03/24/2028 •	400	396

Bank Leumi Le-Israel BM
7.129% due 07/18/2033 ~(g)	1,000	1,032

Bank of America Corp.
5.202% due 04/25/2029 •	4,300	4,370
5.819% due 09/15/2029 •	4,300	4,457

Bank of Nova Scotia
4.740% due 11/10/2032 •	2,600	2,563

Barclays PLC
2.894% due 11/24/2032 •	2,300	1,995
6.224% due 05/09/2034 •	2,900	3,022
6.692% due 09/13/2034 •	600	644

BGC Group, Inc.
8.000% due 05/25/2028	1,850	1,976

Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032	2,300	1,900
2.850% due 08/05/2051	2,800	1,707

Blackstone Secured Lending Fund
2.850% due 09/30/2028	230	211

Blue Owl Capital Corp.
2.875% due 06/11/2028 (j)	3,800	3,489

Blue Owl Finance LLC
3.125% due 06/10/2031	7,200	6,326
4.125% due 10/07/2051	4,810	3,439
4.375% due 02/15/2032	200	188

BNP Paribas SA
5.283% due 11/19/2030 •	1,000	1,011
5.786% due 01/13/2033 ~	1,000	1,023

BPCE SA
7.003% due 10/19/2034 •	13,450	14,655

Brookfield Finance LLC
3.450% due 04/15/2050	50	34

Brookfield Finance U.K. PLC
2.340% due 01/30/2032	5,190	4,375

Brookfield Finance, Inc.
3.500% due 03/30/2051	6,100	4,205
3.625% due 02/15/2052	800	560
4.700% due 09/20/2047	5,500	4,679

Brown & Brown, Inc.
5.650% due 06/11/2034	1,650	1,680

CaixaBank SA
5.673% due 03/15/2030 •	1,100	1,129
6.037% due 06/15/2035 •	900	930
6.840% due 09/13/2034 •	3,900	4,238

Cape Lookout Re Ltd.
12.282% due 04/05/2027 •	2,700	2,776

Carlyle Finance LLC
5.650% due 09/15/2048	6,000	5,826

CBRE Services, Inc.
5.950% due 08/15/2034	2,600	2,720

Charles River Re Ltd.
11.042% due 05/10/2031 •	250	255

CI Financial Corp.
7.500% due 05/30/2029	150	157

Citadel LP
6.375% due 01/23/2032	1,300	1,335

Citizens Financial Group, Inc.
5.253% due 03/05/2031 ~	2,400	2,413
5.718% due 07/23/2032 •	3,000	3,055

Community Preservation Corp.
2.867% due 02/01/2030	1,980	1,781

CoStar Group, Inc.
2.800% due 07/15/2030	1,500	1,336

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CTR Partnership LP
3.875% due 06/30/2028	$100	$94

Dai-ichi Life Insurance Co. Ltd.
6.200% due 01/16/2035 ~(f)	1,200	1,207

Danske Bank AS
4.375% due 06/12/2028	7,400	7,339

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032	5,000	4,348

East Lane Re Ltd.
13.542% due 03/31/2026 ~	2,100	2,116

EPR Properties
3.750% due 08/15/2029	900	844
4.500% due 06/01/2027	600	592
4.950% due 04/15/2028	600	594

Equinix, Inc.
3.400% due 02/15/2052	1,900	1,290

Equitable Holdings, Inc.
5.000% due 04/20/2048	3,393	3,046

Essex Portfolio LP
5.375% due 04/01/2035	600	602

Extra Space Storage LP
2.350% due 03/15/2032	400	335
5.500% due 07/01/2030	2,000	2,052

F&G Global Funding
5.875% due 01/16/2030	1,000	1,018

Fairfax Financial Holdings Ltd.
6.100% due 03/15/2055	2,300	2,265

Farmers Insurance Exchange
4.747% due 11/01/2057 •	3,300	2,684

Fish Pond Re Ltd.
8.292% due 01/08/2027 •	2,700	2,762

FMR LLC
5.150% due 02/01/2043	11,300	10,907

Ford Motor Credit Co. LLC
6.054% due 11/05/2031	1,000	980
6.800% due 05/12/2028	5,900	6,062
6.950% due 06/10/2026	1,700	1,727

Freedom Mortgage Corp.
12.000% due 10/01/2028	2,300	2,472

FS KKR Capital Corp.
3.125% due 10/12/2028	1,800	1,638
3.250% due 07/15/2027	2,200	2,106

GA Global Funding Trust
1.950% due 09/15/2028	1,400	1,276
2.250% due 01/06/2027	1,600	1,534
2.900% due 01/06/2032	1,600	1,387

Global Atlantic Fin Co.
3.125% due 06/15/2031	1,500	1,324

GLP Capital LP
6.250% due 09/15/2054	721	709

Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •	6,000	5,240
5.330% due 07/23/2035 •	2,700	2,688
5.536% due 01/28/2036 •	2,000	2,029

Golub Capital BDC, Inc.
7.050% due 12/05/2028	2,800	2,926

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037	7,400	6,756

Hardwood Funding LLC
5.360% due 06/07/2035 «(b)(i)	900	905

Highwoods Realty LP
2.600% due 02/01/2031	1,595	1,354

HSBC Holdings PLC
7.390% due 11/03/2028 •	2,496	2,653

Indian Railway Finance Corp. Ltd.
3.570% due 01/21/2032	2,200	1,999

ING Groep NV
6.114% due 09/11/2034 •	8,619	9,045

Intercontinental Exchange, Inc.
3.000% due 09/15/2060	4,000	2,418

Intesa Sanpaolo SpA
7.200% due 11/28/2033	1,900	2,108
7.778% due 06/20/2054 •	2,000	2,223
8.248% due 11/21/2033 •	4,800	5,515

106	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Invitation Homes Operating Partnership LP
5.450% due 08/15/2030		$3,100	$3,177

Israel Discount Bank Ltd.
5.375% due 01/26/2028		2,900	2,904

JAB Holdings BV
3.750% due 05/28/2051		2,750	1,833
4.500% due 04/08/2052		300	231

Jackson National Life Global Funding
4.600% due 10/01/2029		1,400	1,386
5.550% due 07/02/2027		1,300	1,325

Jones Lang LaSalle, Inc.
6.875% due 12/01/2028		2,150	2,284

JPMorgan Chase & Co.
5.140% due 01/24/2031 ~		2,000	2,032

KBC Group NV
5.796% due 01/19/2029 •		1,300	1,336

Kilroy Realty LP
2.650% due 11/15/2033		200	156
6.250% due 01/15/2036		750	744

Kizuna RE Pte. Ltd.
7.042% due 04/09/2029 ~		490	506

KKR Group Finance Co. LLC
3.250% due 12/15/2051		2,500	1,592

Lazard Group LLC
4.375% due 03/11/2029		1,800	1,773

Lehman Brothers Holdings, Inc.
0.000% due 09/27/2027 ^(c)		1,200	1

Lloyds Banking Group PLC
4.550% due 08/16/2028		200	199
5.590% due 11/26/2035 •		600	603
5.679% due 01/05/2035 •		2,675	2,707
5.985% due 08/07/2027 •		2,700	2,745

Longleaf Pine Re Ltd.
21.792% due 05/27/2031 ~		900	953

Macquarie Airfinance Holdings Ltd.
5.200% due 03/27/2028		1,200	1,202

Marex Group PLC
6.404% due 11/04/2029		1,000	1,017

Marsh & McLennan Cos., Inc.
4.750% due 03/15/2039		712	677

Meiji Yasuda Life Insurance Co.
6.100% due 06/11/2055 ~		1,200	1,199

Morgan Stanley
0.000% due 04/02/2032 þ(i)		3,700	2,483
4.654% due 10/18/2030 •		3,000	2,977
5.042% due 07/19/2030 •		2,300	2,320

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027		800	792

National Health Investors, Inc.
3.000% due 02/01/2031		460	399

National Securities Clearing Corp.
4.900% due 06/26/2029		4,000	4,065

Nationstar Mortgage Holdings, Inc.
5.750% due 11/15/2031		5,700	5,703

Nationwide Building Society
6.557% due 10/18/2027 •		7,000	7,192

Nationwide Financial Services, Inc.
3.900% due 11/30/2049		4,000	3,029

NatWest Group PLC
4.892% due 05/18/2029 •		7,300	7,316
4.964% due 08/15/2030 •		1,000	1,001

Newmark Group, Inc.
7.500% due 01/12/2029		2,500	2,624

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		7,766	7,377
2.000% due 03/09/2026		450	434
2.450% due 09/15/2028		170	153

Nomura Holdings, Inc.
5.783% due 07/03/2034		1,700	1,745

OneMain Finance Corp.
3.500% due 01/15/2027		1,990	1,909

Orange Capital RE DAC
8.678% due 01/17/2029 ~	EUR	250	272

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PennyMac Financial Services, Inc.
5.375% due 10/15/2025		$7,260	$7,249

Polestar Re Ltd.
17.542% due 01/07/2027 •		1,700	1,759

Popular, Inc.
7.250% due 03/13/2028		2,400	2,490

Quercus Re DAC
10.606% due 01/06/2031 ~	EUR	250	281

Reinsurance Group of America, Inc.
6.000% due 09/15/2033		$2,100	2,182

RGA Global Funding
6.000% due 11/21/2028		3,500	3,664

Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		200	176
6.534% due 01/10/2029 •		900	936
6.833% due 11/21/2026 •		6,000	6,076

SBA Tower Trust
4.831% due 10/15/2029		4,300	4,268

Sixth Street Lending Partners
5.750% due 01/15/2030		1,000	991

Starwood Property Trust, Inc.
6.500% due 07/01/2030		1,000	1,002

Synchrony Financial
2.875% due 10/28/2031		430	364
5.450% due 03/06/2031 ~		2,200	2,185

Toronto-Dominion Bank
5.298% due 01/30/2032		900	916

Torrey Pines Re Ltd.
11.532% due 06/07/2027 •		250	263
13.282% due 06/05/2026 •		250	260

Trust Fibra Uno
4.869% due 01/15/2030		600	562

U.S. Bancorp
5.424% due 02/12/2036 ~		600	604

UBS AG
5.650% due 09/11/2028		2,900	2,999
7.500% due 02/15/2028		3,200	3,447

UBS Group AG
1.305% due 02/02/2027 •		3,700	3,599
1.494% due 08/10/2027 •		6,600	6,324
3.091% due 05/14/2032 •		7,500	6,679
4.703% due 08/05/2027 •		2,200	2,200
4.751% due 05/12/2028 •		800	801
4.988% due 08/05/2033 •		1,700	1,670
5.428% due 02/08/2030 •		1,700	1,731
6.327% due 12/22/2027 •		1,200	1,233

UniCredit SpA
2.569% due 09/22/2026 •		1,500	1,484
3.127% due 06/03/2032 •		5,700	5,076

Ursa Re Ltd.
9.782% due 12/07/2026 ~		2,500	2,597

VICI Properties LP
3.875% due 02/15/2029		2,900	2,773
6.125% due 04/01/2054		710	693

Vitality Re Ltd.
6.042% due 01/08/2030 ~		250	250
8.032% due 01/08/2030 ~		250	250

Wells Fargo & Co.
3.068% due 04/30/2041 •		400	298
5.244% due 01/24/2031 ~		2,800	2,848

Welltower OP LLC
5.125% due 03/15/2043		10,600	9,857

Windmill Re DAC
7.986% due 07/05/2028 ~	EUR	250	275

Winston RE Ltd.
16.032% due 02/26/2031 •		$2,800	2,939

WP Carey, Inc.
2.450% due 02/01/2032		1,000	839

			461,667

INDUSTRIALS 16.3%

AbbVie, Inc.
5.500% due 03/15/2064		692	681

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Adani Transmission Step-One Ltd.
4.250% due 05/21/2036	$1,015	$841

AEP Transmission Co. LLC
3.650% due 04/01/2050	50	37

Air Canada Pass-Through Trust
3.300% due 07/15/2031	534	501
3.750% due 06/15/2029	236	230
5.250% due 10/01/2030	679	683

Aker BP ASA
3.100% due 07/15/2031	1,600	1,410

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029	1,489	1,485

American Airlines Pass-Through Trust
2.875% due 01/11/2036	87	76
3.000% due 04/15/2030	3,115	2,946
3.250% due 04/15/2030	2,117	1,980
3.650% due 02/15/2029	123	119
3.700% due 04/01/2028	1,207	1,184

Amgen, Inc.
4.400% due 02/22/2062	1,994	1,569
4.663% due 06/15/2051	3,779	3,231

AS Mileage Plan IP Ltd.
5.308% due 10/20/2031	1,600	1,565

Ashtead Capital, Inc.
4.000% due 05/01/2028	1,200	1,165
5.950% due 10/15/2033	2,400	2,436

Axalta Coating Systems LLC
3.375% due 02/15/2029	500	458

Axon Enterprise, Inc.
6.125% due 03/15/2030	400	405
6.250% due 03/15/2033	300	304

Bacardi Ltd.
5.900% due 06/15/2043	5,600	5,378

Baptist Health South Florida Foundation, Inc.
3.115% due 11/15/2071	3,300	2,007

Bayer U.S. Finance LLC
4.700% due 07/15/2064	1,546	1,138

Berry Global, Inc.
1.570% due 01/15/2026 (j)	715	697
5.500% due 04/15/2028	2,200	2,245

Beth Israel Lahey Health, Inc.
3.080% due 07/01/2051	1,490	953

Boeing Co.
2.196% due 02/04/2026	1,000	979
3.250% due 02/01/2035	903	744
6.298% due 05/01/2029	1,000	1,049
6.528% due 05/01/2034	2,400	2,573
6.858% due 05/01/2054	1,200	1,305
7.008% due 05/01/2064	674	731

Bon Secours Mercy Health, Inc.
3.205% due 06/01/2050	280	193

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028	1,080	1,026

Boston Scientific Corp.
7.375% due 01/15/2040	12,750	15,471

British Airways Pass-Through Trust
3.300% due 06/15/2034	153	143
3.350% due 12/15/2030	48	45
4.250% due 05/15/2034	272	263

Broadcom, Inc.
2.600% due 02/15/2033	1,300	1,096
3.187% due 11/15/2036	2,199	1,806
3.419% due 04/15/2033	2,800	2,494
3.469% due 04/15/2034	6,550	5,768
3.500% due 02/15/2041	300	235
4.150% due 04/15/2032	2,000	1,898

Cablevision Lightpath LLC
3.875% due 09/15/2027	2,000	1,901

Cameron LNG LLC
3.701% due 01/15/2039	1,400	1,170

Canadian Natural Resources Ltd.
5.400% due 12/15/2034	400	395

Canadian Pacific Railway Co.
3.100% due 12/02/2051	270	176
4.200% due 11/15/2069	1,900	1,401

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	107

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CDW LLC
2.670% due 12/01/2026	$3,200	$3,090
3.276% due 12/01/2028	500	472
3.569% due 12/01/2031	2,900	2,623

CGI, Inc.
2.300% due 09/14/2031	1,600	1,363

Charter Communications Operating LLC
2.300% due 02/01/2032	860	697
3.500% due 06/01/2041	4,000	2,773
3.900% due 06/01/2052	1,770	1,145
5.375% due 04/01/2038	600	541
5.375% due 05/01/2047	2,200	1,824

Chord Energy Corp.
6.750% due 03/15/2033	1,000	996

City of Hope
4.378% due 08/15/2048	1,010	830

Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	1,300	1,395

Continental Wind LLC
6.000% due 02/28/2033	1,022	1,052

Corp. Nacional del Cobre de Chile
6.330% due 01/13/2035	700	721

CSN Resources SA
4.625% due 06/10/2031	4,800	3,723

DAE Funding LLC
3.375% due 03/20/2028	2,700	2,576

Dell International LLC
5.000% due 04/01/2030 (b)	800	804

Devon Energy Corp.
5.750% due 09/15/2054	3,200	2,932

Diamondback Energy, Inc.
5.550% due 04/01/2035	1,500	1,507
5.900% due 04/18/2064	723	681

Elevance Health, Inc.
5.650% due 06/15/2054	709	684
5.850% due 11/01/2064	4,500	4,410

Embraer Netherlands Finance BV
5.980% due 02/11/2035	1,500	1,527

Enbridge, Inc.
5.700% due 03/08/2033	2,150	2,207
5.950% due 04/05/2054	488	486

Energy Transfer LP
5.300% due 04/15/2047	7,400	6,549
6.050% due 06/01/2041	3,200	3,156
6.250% due 04/15/2049	100	99
6.625% due 10/15/2036	5,200	5,594
7.500% due 07/01/2038	4,135	4,718

Entergy Louisiana LLC
1.600% due 12/15/2030	600	507
2.900% due 03/15/2051	2,100	1,299

Enterprise Products Operating LLC
4.450% due 02/15/2043	1,000	866
6.450% due 09/01/2040	200	219

Equifax, Inc.
4.800% due 09/15/2029	1,900	1,903

Expand Energy Corp.
5.700% due 01/15/2035	800	804

Ferguson Enterprises, Inc.
5.000% due 10/03/2034	900	877

FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/2029	3,300	3,161

Flex Intermediate Holdco LLC
3.363% due 06/30/2031	5,000	4,407
4.317% due 12/30/2039	1,750	1,384

Global Payments, Inc.
2.900% due 11/15/2031	4,200	3,682

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038	1,600	1,645
6.510% due 02/23/2042	600	627

HCA, Inc.
3.625% due 03/15/2032	4,000	3,617
4.625% due 03/15/2052	1,000	797

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.125% due 06/15/2039		$2,900	$2,694
5.250% due 06/15/2049		600	528
5.500% due 06/15/2047		450	415
6.000% due 04/01/2054		698	676

HF Sinclair Corp.
6.250% due 01/15/2035		1,900	1,911

Hyundai Capital America
5.400% due 06/24/2031		2,800	2,820

IGT Lottery Holdings BV
4.250% due 03/15/2030	EUR	2,800	3,045

Imperial Brands Finance Netherlands BV
5.250% due 02/15/2031		2,300	2,676

Imperial Brands Finance PLC
3.500% due 07/26/2026		$2,200	2,169

JDE Peet’s NV
2.250% due 09/24/2031		300	252

JetBlue Pass-Through Trust
4.000% due 05/15/2034		148	139

Kinder Morgan Energy Partners LP
6.500% due 09/01/2039		400	423

Kraft Heinz Foods Co.
5.200% due 03/15/2032		2,700	2,731
6.500% due 02/09/2040		310	333

Las Vegas Sands Corp.
2.900% due 06/25/2025		1,900	1,890
3.500% due 08/18/2026		800	785
3.900% due 08/08/2029		1,600	1,506
6.200% due 08/15/2034		719	722

Marriott International, Inc.
5.500% due 04/15/2037		1,700	1,682

Mars, Inc.
4.800% due 03/01/2030		1,200	1,207
5.200% due 03/01/2035		2,000	2,011
5.650% due 05/01/2045		500	501

Marvell Technology, Inc.
2.450% due 04/15/2028		200	187
2.950% due 04/15/2031		30	27

Meta Platforms, Inc.
5.400% due 08/15/2054		3,500	3,432

MGM China Holdings Ltd.
5.875% due 05/15/2026		1,100	1,099

Microchip Technology, Inc.
5.050% due 02/15/2030		1,100	1,099

Micron Technology, Inc.
3.366% due 11/01/2041		300	222

Mondelez International, Inc.
4.625% due 07/03/2031	CAD	7,600	5,516

MPLX LP
4.500% due 04/15/2038		$805	707
4.700% due 04/15/2048		1,500	1,228
4.900% due 04/15/2058		75	61
4.950% due 03/14/2052		1,400	1,177
5.000% due 03/01/2033		988	965
5.400% due 04/01/2035		600	590
5.500% due 02/15/2049		1,060	965

National Fuel Gas Co.
2.950% due 03/01/2031		2,700	2,396

Newmont Corp.
4.200% due 05/13/2050		20	16

Northern Natural Gas Co.
4.300% due 01/15/2049		6,100	4,904

Northern Star Resources Ltd.
6.125% due 04/11/2033		3,600	3,731

Northwell Healthcare, Inc.
4.260% due 11/01/2047		1,800	1,451

Occidental Petroleum Corp.
6.050% due 10/01/2054		728	682
6.200% due 03/15/2040		1,000	990
6.450% due 09/15/2036		670	690

Oracle Corp.
3.600% due 04/01/2040		100	79
3.600% due 04/01/2050		1,120	779
3.650% due 03/25/2041		1,900	1,475
3.800% due 11/15/2037		2,800	2,361

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.850% due 04/01/2060	$8,005	$5,506
4.100% due 03/25/2061	3,800	2,718
4.500% due 07/08/2044	900	758
5.375% due 09/27/2054	700	639
5.500% due 09/27/2064	1,300	1,180

Ovintiv, Inc.
7.100% due 07/15/2053	2,148	2,271

PeaceHealth Obligated Group
3.218% due 11/15/2050	1,260	828

Petroleos Mexicanos
10.000% due 02/07/2033 (j)	4,271	4,452

Philip Morris International, Inc.
3.875% due 08/21/2042	880	707

Piedmont Healthcare, Inc.
2.719% due 01/01/2042	500	353
2.864% due 01/01/2052	500	311

Prosus NV
3.257% due 01/19/2027	600	581
4.193% due 01/19/2032	3,000	2,736
4.987% due 01/19/2052	1,100	856

Renesas Electronics Corp.
2.170% due 11/25/2026	4,900	4,698

Sands China Ltd.
2.300% due 03/08/2027	2,100	1,991
3.250% due 08/08/2031	1,300	1,127
3.800% due 01/08/2026	600	594

Saudi Arabian Oil Co.
5.875% due 07/17/2064	2,800	2,622

Sealed Air Corp.
1.573% due 10/15/2026	1,921	1,828

Skyworks Solutions, Inc.
3.000% due 06/01/2031	600	519

Spirit AeroSystems, Inc.
3.850% due 06/15/2026	1,300	1,279

Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031	312	278

Synopsys, Inc.
5.150% due 04/01/2035	1,500	1,508

Sysco Corp.
5.400% due 03/23/2035	1,100	1,108

T-Mobile USA, Inc.
2.700% due 03/15/2032	1,500	1,298
3.300% due 02/15/2051	1,900	1,269
3.400% due 10/15/2052	3,500	2,367
3.600% due 11/15/2060	5,401	3,619

Targa Resources Corp.
6.125% due 03/15/2033	2,100	2,193
6.250% due 07/01/2052	702	710
6.500% due 02/15/2053	3,400	3,539

TD SYNNEX Corp.
1.750% due 08/09/2026	4,200	4,025
2.375% due 08/09/2028	3,400	3,141
2.650% due 08/09/2031	2,340	2,000

Tencent Holdings Ltd.
3.940% due 04/22/2061	1,200	893

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	3,660	3,341
7.625% due 04/01/2037	4,720	5,495
8.375% due 06/15/2032	3,600	4,165

Time Warner Cable LLC
5.875% due 11/15/2040	500	459
6.750% due 06/15/2039	1,300	1,300
7.300% due 07/01/2038	1,225	1,287

Topaz Solar Farms LLC
4.875% due 09/30/2039	3,369	3,011

TotalEnergies Capital SA
5.275% due 09/10/2054	1,400	1,320

Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048	1,168	992

Tyson Foods, Inc.
5.400% due 03/15/2029	1,700	1,739
5.700% due 03/15/2034	1,513	1,551

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	1,999	1,986

108	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Uber Technologies, Inc.
4.800% due 09/15/2034		$1,400	$1,361

United Airlines Pass-Through Trust
2.700% due 11/01/2033		469	417
2.875% due 04/07/2030		452	425
3.100% due 04/07/2030		387	359
3.450% due 01/07/2030		242	230
4.300% due 02/15/2027		6,938	6,910
4.550% due 08/25/2031		1,713	1,615
5.875% due 04/15/2029		2,227	2,270

UnitedHealth Group, Inc.
5.050% due 04/15/2053		4,600	4,169
5.200% due 04/15/2063		5,000	4,523
5.750% due 07/15/2064		287	283

Vale Overseas Ltd.
6.400% due 06/28/2054		3,900	3,853

Valley Children’s Hospital
4.399% due 03/15/2048		2,000	1,674

VMware, Inc.
1.800% due 08/15/2028		600	547
2.200% due 08/15/2031		350	298

Volkswagen Group of America Finance LLC
4.950% due 03/25/2027		2,400	2,404

Williams Cos., Inc.
4.800% due 11/15/2029		3,000	3,009
5.150% due 03/15/2034		2,400	2,369

Woodside Finance Ltd.
5.100% due 09/12/2034		3,250	3,155

Wynn Macau Ltd.
5.625% due 08/26/2028		3,300	3,177

			369,697

UTILITIES 12.7%

AEP Texas, Inc.
4.150% due 05/01/2049		1,100	844
5.400% due 06/01/2033		3,300	3,322
6.650% due 02/15/2033		1,800	1,927

AES Corp.
5.450% due 06/01/2028		900	916

Alabama Power Co.
4.300% due 01/02/2046		700	587
4.300% due 07/15/2048		2,000	1,656

Alliant Energy Finance LLC
1.400% due 03/15/2026		1,000	967
3.600% due 03/01/2032		1,700	1,536

American Transmission Systems, Inc.
5.000% due 09/01/2044		200	184

American Water Capital Corp.
3.750% due 09/01/2047		684	518

Arizona Public Service Co.
2.650% due 09/15/2050		20	12

AT&T, Inc.
3.500% due 09/15/2053		1,883	1,285
3.550% due 09/15/2055		493	334
3.650% due 09/15/2059		6,731	4,543

Baltimore Gas & Electric Co.
5.400% due 06/01/2053		4,500	4,285

Berkshire Hathaway Energy Co.
4.250% due 10/15/2050		200	159
4.600% due 05/01/2053		400	334
6.125% due 04/01/2036		500	533

BG Energy Capital PLC
5.125% due 10/15/2041		4,300	4,090

Black Hills Corp.
6.000% due 01/15/2035		704	729
6.150% due 05/15/2034		4,200	4,403

Boston Gas Co.
6.119% due 07/20/2053		4,560	4,643

BP Capital Markets BV
3.360% due 09/12/2031	EUR	2,300	2,475

CenterPoint Energy Houston Electric LLC
4.800% due 03/15/2030		$2,000	2,013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chile Electricity Lux MPC SARL
5.580% due 10/20/2035		$5,200	$5,203
6.010% due 01/20/2033		186	191

Cleveland Electric Illuminating Co.
4.550% due 11/15/2030		3,500	3,418

Columbia Pipelines Operating Co. LLC
6.544% due 11/15/2053		2,343	2,461

Commonwealth Edison Co.
3.850% due 03/15/2052		100	75

Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060		700	415
4.300% due 12/01/2056		100	79
4.500% due 05/15/2058		1,654	1,345

Constellation Energy Generation LLC
5.800% due 03/01/2033		4,900	5,077

Dominion Energy, Inc.
5.000% due 06/15/2030		3,100	3,116
5.450% due 03/15/2035		2,500	2,501

DTE Energy Co.
5.100% due 03/01/2029		2,500	2,534

Duke Energy Carolinas LLC
3.750% due 06/01/2045		270	209
4.000% due 09/30/2042		400	329

Duke Energy Corp.
5.800% due 06/15/2054		900	881

Duke Energy Florida LLC
3.000% due 12/15/2051		1,496	951
3.850% due 11/15/2042		4,600	3,689
6.350% due 09/15/2037		200	219

Duke Energy Ohio, Inc.
5.400% due 06/15/2033		110	112

Duke Energy Progress LLC
2.500% due 08/15/2050		3,990	2,337
5.250% due 03/15/2033		4,100	4,177

East Ohio Gas Co.
3.000% due 06/15/2050		1,600	1,015

Edison International
5.750% due 06/15/2027		330	333

Electricite de France SA
6.000% due 04/22/2064		2,400	2,271
6.900% due 05/23/2053		2,200	2,368
9.125% due 03/15/2033 •(f)		2,100	2,367

Enel Finance International NV
7.500% due 10/14/2032		4,838	5,478

Entergy Arkansas LLC
2.650% due 06/15/2051		60	35
3.350% due 06/15/2052		270	182

Entergy Corp.
2.400% due 06/15/2031		2,390	2,061

Entergy Texas, Inc.
1.750% due 03/15/2031		3,200	2,718
5.800% due 09/01/2053		600	602

EPH Financing International AS
5.875% due 11/30/2029	EUR	2,800	3,211
6.651% due 11/13/2028		3,000	3,499

Evergy Kansas Central, Inc.
5.250% due 03/15/2035		$2,100	2,109

Eversource Energy
5.125% due 05/15/2033		1,500	1,484

Florida Power & Light Co.
3.700% due 12/01/2047		1,100	838

Gazprom PJSC Via Gaz Finance PLC
3.500% due 07/14/2031		8,000	5,040

Georgia Power Co.
3.250% due 03/15/2051		5,300	3,599
3.700% due 01/30/2050		1,000	744
4.300% due 03/15/2042		3,752	3,222
5.125% due 05/15/2052		2,400	2,227

Greenko Power Ltd.
4.300% due 12/13/2028		342	317

Indiana Michigan Power Co.
3.250% due 05/01/2051		1,780	1,188
6.050% due 03/15/2037		800	845

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IPALCO Enterprises, Inc.
4.250% due 05/01/2030	$2,800	$2,667

Israel Electric Corp. Ltd.
3.750% due 02/22/2032	2,400	2,146

Kentucky Utilities Co.
3.300% due 06/01/2050	70	48
5.450% due 04/15/2033	2,000	2,050

KeySpan Gas East Corp.
3.586% due 01/18/2052	1,384	939

Liberty Utilities Co.
5.869% due 01/31/2034	2,000	2,039

Louisville Gas & Electric Co.
5.450% due 04/15/2033	2,000	2,046

MidAmerican Energy Co.
2.700% due 08/01/2052	5,500	3,362

Narragansett Electric Co.
5.350% due 05/01/2034	1,400	1,408

National Grid USA
5.803% due 04/01/2035	120	122

New England Power Co.
3.800% due 12/05/2047	2,300	1,738

New York State Electric & Gas Corp.
1.950% due 10/01/2030	480	408
2.150% due 10/01/2031	2,000	1,696
5.850% due 08/15/2033	700	730

Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,500	2,866
5.783% due 09/16/2052	2,400	2,382

NiSource, Inc.
5.250% due 03/30/2028	3,720	3,786

Northern States Power Co.
3.600% due 09/15/2047	6,300	4,706

NRG Energy, Inc.
2.450% due 12/02/2027	1,010	948

Oglethorpe Power Corp.
3.750% due 08/01/2050	1,590	1,127
5.050% due 10/01/2048	6,201	5,491

Ohio Power Co.
2.900% due 10/01/2051	2,800	1,738
5.850% due 10/01/2035	100	104

ONEOK, Inc.
5.050% due 11/01/2034	7,200	6,954
5.850% due 11/01/2064	2,900	2,729
6.625% due 09/01/2053	650	681
7.150% due 01/15/2051	100	109

Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,100	1,806
3.000% due 06/15/2028	3,200	3,010
3.150% due 01/01/2026	1,200	1,185
3.250% due 06/01/2031	1,700	1,513
3.500% due 08/01/2050	7,250	4,824
3.750% due 08/15/2042	2,790	2,080
3.950% due 12/01/2047	1,000	732
4.200% due 03/01/2029	2,000	1,935
4.250% due 03/15/2046	300	234
4.300% due 03/15/2045	500	392
4.400% due 03/01/2032	2,000	1,873
4.500% due 07/01/2040	6,100	5,185
4.550% due 07/01/2030	750	726
4.600% due 06/15/2043	900	743
4.750% due 02/15/2044	100	83
4.950% due 07/01/2050	370	309
5.250% due 03/01/2052	300	259
6.150% due 01/15/2033	1,200	1,236

PacifiCorp
4.125% due 01/15/2049	8,300	6,419
4.150% due 02/15/2050	300	232
5.750% due 04/01/2037	60	61
6.000% due 01/15/2039	2,040	2,105
6.100% due 08/01/2036	60	63
6.250% due 10/15/2037	3,300	3,484

PECO Energy Co.
2.850% due 09/15/2051	886	553

Progress Energy, Inc.
7.750% due 03/01/2031	3,500	3,996

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	109

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Public Service Electric & Gas Co.
4.000% due 06/01/2044	$5,700	$4,605

San Diego Gas & Electric Co.
4.100% due 06/15/2049	2,970	2,319
4.150% due 05/15/2048	9,400	7,419

Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	4,025

Southern California Edison Co.
2.250% due 06/01/2030	800	699
2.500% due 06/01/2031	4,700	4,057
2.750% due 02/01/2032	2,400	2,045
2.950% due 02/01/2051	3,000	1,822
3.450% due 02/01/2052	2,300	1,516
3.650% due 03/01/2028	200	194
3.650% due 02/01/2050	1,100	764
3.650% due 06/01/2051	2,020	1,386
3.900% due 12/01/2041	500	382
3.900% due 03/15/2043	3,600	2,735
4.650% due 10/01/2043	1,850	1,550
6.000% due 01/15/2034	3,600	3,717

Southern California Gas Co.
3.950% due 02/15/2050	1,600	1,216
4.125% due 06/01/2048	4,417	3,457

Southwestern Electric Power Co.
3.250% due 11/01/2051	800	521
6.200% due 03/15/2040	2,200	2,339

System Energy Resources, Inc.
2.140% due 12/09/2025	1,200	1,178

Virginia Electric & Power Co.
3.800% due 09/15/2047	500	379

Vodafone Group PLC
4.875% due 06/19/2049	4,140	3,534
5.750% due 02/10/2063	800	755
5.875% due 06/28/2064	1,729	1,659

Wisconsin Electric Power Co.
4.300% due 12/15/2045	3,600	2,985

		286,683

Total Corporate Bonds & Notes (Cost $1,214,029)		1,118,047

MUNICIPAL BONDS & NOTES 1.7%

CALIFORNIA 0.5%

Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004
0.000% due 08/15/2030 (d)	3,800	2,971
0.000% due 08/15/2032 (d)	100	70

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.746% due 06/01/2034	300	260
3.000% due 06/01/2046	1,745	1,556
3.037% due 06/01/2032	4,200	3,689
4.214% due 06/01/2050	2,600	1,965

Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	900	986

		11,497

GEORGIA 0.4%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	7,514	8,235

ILLINOIS 0.2%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	85	89

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
3.007% due 01/01/2033	5,030	4,434

Wheaton College, Illinois Revenue Bonds, Series 2004
6.090% due 10/01/2034	900	956

		5,479

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEVADA 0.0%

Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
0.000% due 06/01/2034 (d)	$700	$445

NEW MEXICO 0.0%

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.406% due 08/01/2046	1,000	883

NEW YORK 0.2%

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
4.375% due 05/01/2037	4,095	3,888

OHIO 0.1%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	800	959

PENNSYLVANIA 0.1%

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2021
2.991% due 06/01/2042	3,770	2,817

TEXAS 0.2%

Dallas, Texas General Obligation Bonds, Series 2005
0.000% due 02/15/2033 (d)	2,900	1,981

Texas Natural Gas Securitization Finance Corp. Series 2023
5.169% due 04/01/2041	2,600	2,631

		4,612

Total Municipal Bonds & Notes (Cost $44,141)		38,815

U.S. GOVERNMENT AGENCIES 15.0%

Fannie Mae
2.242% due 01/25/2031 ~(a)	15,956	997
3.000% due 12/25/2046	1,481	1,032
4.526% due 07/25/2037 •	4	4
4.596% due 03/25/2036 •	1	1
4.854% due 09/25/2032 •	2	2
5.000% due 08/25/2033	16	16
5.104% due 08/25/2040 •	190	189
5.500% due 04/25/2033 - 08/25/2035	26	25
5.810% due 06/01/2031	2,000	2,099
5.885% due 06/01/2043 •	24	25
5.900% due 07/25/2042	4	4
6.000% due 07/25/2031 - 03/25/2036	1,060	1,108
6.036% due 12/01/2034 •	96	98
6.332% due 10/01/2035 •	78	79
6.405% due 11/01/2035 •	2	2
6.425% due 06/01/2035 •	253	254
6.435% due 12/01/2033 •	9	9
6.455% due 04/01/2035 •	204	205
6.803% due 05/25/2035 ~	90	93
7.041% due 11/01/2034 •	137	143
7.126% due 06/01/2035 •	182	183
7.207% due 09/01/2035 •	4	4
7.522% due 08/01/2035 •	12	12

Federal Farm Credit Bank
5.125% due 07/09/2029	500	521

Freddie Mac
0.000% due 03/15/2031 (d)	11,600	8,975
4.863% due 01/15/2033 •	1	1
5.000% due 03/01/2038 - 12/01/2038	205	209
5.835% due 10/25/2044 - 02/25/2045 •	43	41
6.000% due 06/15/2035 - 10/01/2037	567	590
6.475% due 04/01/2035 •	7	7

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 10/25/2043	$32	$32
7.125% due 10/01/2035 •	4	5

Ginnie Mae
3.250% due 02/20/2049	2,680	2,335
4.875% due 05/20/2030 •	15	15

Ginnie Mae, TBA
4.000% due 04/01/2055 - 05/01/2055	51,600	48,307
4.500% due 04/01/2055 - 05/01/2055	20,300	19,474

Resolution Funding Corp. STRIPS
0.000% due 01/15/2029 (a)	1,000	858

U.S. Small Business Administration
5.290% due 12/01/2027	43	43
5.510% due 11/01/2027	10	11

Uniform Mortgage-Backed Security, TBA
5.000% due 05/01/2055	22,800	22,328
6.000% due 05/01/2055 - 06/01/2055	217,500	220,678
6.500% due 06/01/2055	7,800	8,030

Total U.S. Government Agencies (Cost $338,899)		339,044

U.S. TREASURY OBLIGATIONS 60.5%

U.S. Treasury Bonds
1.125% due 05/15/2040 (j)	73,175	46,336
1.125% due 08/15/2040 (j)	95,010	59,578
1.375% due 11/15/2040 (j)	55,540	36,118
1.750% due 08/15/2041 (j)	99,000	67,134
1.875% due 02/15/2041 (j)	397,700	279,182
1.875% due 02/15/2051	52,395	30,394
2.000% due 11/15/2041 (n)	10,500	7,380
2.000% due 02/15/2050	22,030	13,337
2.250% due 08/15/2049	17,276	11,149
2.375% due 11/15/2049 (l)	875	579
2.500% due 02/15/2045	15,520	11,194
2.750% due 11/15/2042 (l)(n)	1,000	778
2.875% due 05/15/2049 (n)	405	299
3.000% due 11/15/2044	14,350	11,311
3.000% due 05/15/2045	12,360	9,699
3.000% due 08/15/2048 (l)	25,990	19,743
3.000% due 02/15/2049 (j)	89,030	67,348
3.125% due 02/15/2043 (j)	24,610	20,208
3.125% due 08/15/2044 (l)	14,310	11,546
3.375% due 08/15/2042 (j)	61,350	52,617
3.375% due 11/15/2048	36,000	29,230
3.625% due 08/15/2043 (j)(n)	3,200	2,814
3.750% due 08/15/2041 (n)	1,700	1,550
3.875% due 02/15/2043	12,700	11,628
3.875% due 05/15/2043	9,100	8,309
4.125% due 08/15/2044 (j)	109,900	102,997
4.500% due 11/15/2054 (j)	16,000	15,770
4.625% due 05/15/2044 (j)	27,500	27,597
4.625% due 11/15/2044 (j)	46,700	46,773
4.625% due 02/15/2055 (j)	35,000	35,241
4.750% due 02/15/2045 (j)	55,800	56,829

U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2032 (l)	27,154	24,587
0.625% due 07/15/2032	48,862	45,633
1.125% due 01/15/2033 (l)	44,856	42,991
1.750% due 01/15/2034	40,193	40,138

U.S. Treasury Notes
4.125% due 10/31/2029 (j)	1,520	1,531

U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)(l)	71,900	48,562
0.000% due 08/15/2034 (a)	32,970	22,003
0.000% due 05/15/2035 (a)(l)	32,500	20,906
0.000% due 11/15/2036 (a)	37,600	22,445
0.000% due 08/15/2037 (a)(l)	8,900	5,100
0.000% due 05/15/2041 (a)	450	211
0.000% due 08/15/2041 (a)	350	161
0.000% due 11/15/2041 (a)	170	77
0.000% due 02/15/2042 (a)	1,850	832
0.000% due 05/15/2042 (a)	1,240	550
0.000% due 08/15/2042 (a)	1,890	826
0.000% due 11/15/2042 (a)	810	350

Total U.S. Treasury Obligations (Cost $1,611,978)		1,371,571

110	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.9%

Adjustable Rate Mortgage Trust
4.871% due 10/25/2035 •	$494	$434

AG Trust
6.335% due 07/15/2041 •	760	762

American Home Mortgage Assets Trust
4.555% due 10/25/2046 •	50	45
5.555% due 11/25/2046 ~	1,470	366

Banc of America Funding Trust
6.425% due 02/20/2036 •	81	77

Banc of America Mortgage Trust
5.899% due 08/25/2035 ~	268	256

Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	2,500	2,441

Bear Stearns Adjustable Rate Mortgage Trust
4.321% due 05/25/2047 ~	385	348
4.913% due 11/25/2030 •	16	16
5.967% due 11/25/2034 ~	9	8
7.080% due 10/25/2035 ~	17	16

Bear Stearns ALT-A Trust
4.639% due 11/25/2036 •	100	58
4.755% due 08/25/2036 ~	2,099	1,787
5.043% due 09/25/2035 •	1,959	1,137
5.362% due 10/25/2035 ~	139	116

Bear Stearns Mortgage Funding Trust
4.795% due 10/25/2036 •	1,443	1,277

Benchmark Mortgage Trust
4.016% due 03/15/2052	4,500	4,340

Chase Mortgage Finance Trust
4.732% due 03/25/2037 ~	138	127
5.500% due 11/25/2035	1,404	1,010

ChaseFlex Trust
4.995% due 05/25/2037 ~	2,302	2,200

Citigroup Mortgage Loan Trust
4.505% due 01/25/2037 •	17	15
5.235% due 08/25/2035 •	29	28
7.230% due 10/25/2035 ~	11	11

Commercial Mortgage Trust
3.140% due 10/10/2036	4,300	3,770

Countrywide Alternative Loan Trust
4.629% due 12/20/2046 ~	403	352
4.815% due 09/25/2046 •	378	366
4.854% due 03/20/2046 ~	97	84
4.855% due 05/25/2036 •	2,084	1,942
4.995% due 02/25/2037 •	40	34
5.074% due 11/20/2035 •	1,857	1,788
5.074% due 12/20/2035 ~	418	392
5.500% due 09/25/2035	1,043	747
5.500% due 10/25/2035	2,186	1,158
5.500% due 11/25/2035	441	247
5.500% due 03/25/2036	60	26
6.000% due 03/25/2036	2,746	1,287
6.250% due 08/25/2037	100	47

Countrywide Home Loan Mortgage Pass-Through Trust
4.669% due 11/25/2037 •	298	281
4.895% due 05/25/2035 ~	38	33
5.075% due 03/25/2035 •	97	85
5.160% due 11/25/2034 •	30	29
5.250% due 05/25/2035	69	48
5.415% due 02/20/2035 •	1	1
5.962% due 11/20/2034 ~	6	6
6.248% due 02/20/2036 •	73	67
6.662% due 02/20/2036 •	17	15

Countrywide Home Loan Reperforming REMIC Trust
4.855% due 07/25/2036 •	1,121	1,052

Downey Savings & Loan Association Mortgage Loan Trust
4.951% due 08/19/2045 ~	47	41

First Horizon Mortgage Pass-Through Trust
4.950% due 12/25/2034 ~	1	1

GS Mortgage Securities Trust
3.602% due 10/10/2049 ~	5,225	4,232

GSMPS Mortgage Loan Trust
4.785% due 01/25/2036 ~	321	259

GSR Mortgage Loan Trust
4.632% due 11/25/2035 •	2	2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HarborView Mortgage Loan Trust
4.811% due 01/19/2038 •	$1,071	$959
4.841% due 12/19/2036 •	2,428	1,910

IndyMac INDX Mortgage Loan Trust
3.714% due 04/25/2037 ~	113	100
3.783% due 04/25/2037 ~	77	70
4.720% due 12/25/2034 ~	7	6
4.835% due 06/25/2046 ~	292	255
4.955% due 07/25/2035 ~	2,091	1,406

JP Morgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050	705	688

JP Morgan Mortgage Trust
4.557% due 01/25/2037 ~	12	9
5.335% due 11/25/2049 ~	226	217
5.335% due 12/25/2049 ~	102	98
6.057% due 02/25/2035 ~	1	1
6.382% due 07/25/2035 ~	382	388

Lehman XS Trust
4.795% due 12/25/2036 ~	661	640

MASTR Adjustable Rate Mortgages Trust
4.645% due 04/25/2046 •	225	203
6.370% due 11/21/2034 •	26	25

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.134% due 11/15/2031 •	7	7

Merrill Lynch Mortgage Investors Trust
6.058% due 05/25/2033 ~	4	4
6.501% due 02/25/2034 ~	2	2
6.971% due 05/25/2033 ~	2	2
7.268% due 07/25/2034 ~	43	42

Morgan Stanley Mortgage Loan Trust
4.735% due 08/25/2036 ~	2,650	623

New Residential Mortgage Loan Trust
2.750% due 11/25/2059 •	2,721	2,599
4.500% due 05/25/2058 •	1,383	1,352

Nomura Asset Acceptance Corp. Alternative Loan Trust
6.159% due 05/25/2036 ~	12,747	2,397

Prime Mortgage Trust
4.835% due 02/25/2034 •	1	1

Residential Accredit Loans, Inc. Trust
4.855% due 04/25/2046 •	175	45
6.000% due 06/25/2036	3,675	2,903
6.000% due 08/25/2036	521	433
6.500% due 08/25/2036	924	811

Residential Asset Securitization Trust
4.835% due 01/25/2046 ~	183	52
4.885% due 04/25/2035 ~	40	21

Structured Adjustable Rate Mortgage Loan Trust
4.755% due 10/25/2035 •	25	23
4.875% due 05/25/2037 ~	82	75
6.035% due 01/25/2035 ~	33	30
6.346% due 12/25/2034 ~	18	18

Structured Asset Mortgage Investments Trust
4.855% due 04/25/2036 ~	195	176
4.875% due 05/25/2036 •	101	82
5.055% due 12/25/2035 ~	3	2
5.091% due 10/19/2034 ~	6	5

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.395% due 12/25/2033 ~	5	5

TBW Mortgage-Backed Trust
6.000% due 07/25/2036	4,569	1,762

WaMu Mortgage Pass-Through Certificates Trust
4.356% due 12/25/2036 •	142	130
4.362% due 02/25/2037 ~	148	136
4.731% due 05/25/2046 ~	22	19
4.805% due 05/25/2034 ~	260	242
4.975% due 12/25/2045 •	19	19
5.015% due 10/25/2045 •	246	245
5.043% due 07/25/2037 ~	15	13
5.335% due 02/25/2047 ~	266	237
5.335% due 03/25/2047 ~	137	118
5.365% due 01/25/2047 •	1	1
5.395% due 04/25/2047 •	496	449
5.635% due 08/25/2046 •	536	492
5.683% due 08/25/2046 •	5,371	4,599
6.135% due 10/25/2046 •	2	2
6.135% due 11/25/2046 ~	37	33

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Mutual Mortgage Pass-Through Certificates Trust
5.605% due 05/25/2046 •		$239	$208

Worldwide Plaza Trust
3.526% due 11/10/2036		3,300	2,282

Total Non-Agency Mortgage-Backed Securities (Cost $77,621)			64,939

ASSET-BACKED SECURITIES 7.7%

AUTOMOBILE ABS OTHER 0.2%

Ford Credit Floorplan Master Owner Trust
5.119% due 09/15/2029 ~		5,000	5,014

AUTOMOBILE SEQUENTIAL 0.8%

Avis Budget Rental Car Funding AESOP LLC
6.020% due 02/20/2030		7,300	7,632

FCCU Auto Receivables Trust
5.540% due 04/16/2029		1,000	1,015

Ford Auto Securitization Trust
5.053% due 07/15/2028	CAD	6,000	4,250

SCCU Auto Receivables Trust
5.450% due 12/15/2027		$1,634	1,639

Westlake Automobile Receivables Trust
5.750% due 08/16/2027		2,249	2,259
6.230% due 01/15/2027		1,392	1,397

			18,192

CASINO SERVICES 0.1%

Gateway Casinos & Entertainment Ltd.
0.000% due 03/12/2038 «	CAD	3,589	2,277

CMBS OTHER 0.4%

AREIT Trust
5.597% due 01/20/2037 •		$2,078	2,069

FS Rialto Issuer LLC
6.245% due 01/19/2039 ~		1,498	1,500

HGI CRE CLO Ltd.
6.049% due 04/20/2037 ~		1,425	1,415

KREF Ltd.
5.767% due 02/17/2039 •		3,479	3,473

LCCM Trust
5.884% due 11/15/2038 •		555	560

M360 Ltd.
5.934% due 11/22/2038 ~		536	528

			9,545

CREDIT CARD OTHER 0.3%

Synchrony Card Funding LLC
5.740% due 10/15/2029		5,500	5,612

HOME EQUITY OTHER 2.0%

ACE Securities Corp. Home Equity Loan Trust
5.410% due 05/25/2034 •		595	592

Argent Securities Trust
4.735% due 06/25/2036 •		5,091	3,334

Bear Stearns Asset-Backed Securities Trust
4.775% due 12/25/2036 ~		94	93

CIT Mortgage Loan Trust
6.685% due 10/25/2037 •		380	385

Citigroup Mortgage Loan Trust
4.495% due 07/25/2045 •		6	4
4.785% due 03/25/2037 •		505	432

Countrywide Asset-Backed Certificates Trust
4.915% due 03/25/2036 ~		858	776
4.915% due 04/25/2037 ~		336	294
5.075% due 09/25/2047 •		6,673	5,678
6.310% due 07/25/2035 ~		96	94

Credit-Based Asset Servicing & Securitization LLC
3.788% due 12/25/2035 •		681	648
4.554% due 07/25/2037 ~		14	9
5.074% due 07/25/2035 ~		296	284

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	111

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit-Based Asset Servicing & Securitization Trust
3.376% due 01/25/2037 ~	$24	$7
3.409% due 04/25/2037 þ	96	94

First NLC Trust
4.505% due 08/25/2037 •	13	7

Fremont Home Loan Trust
5.500% due 06/25/2035 ~	2,223	2,160

GSAMP Trust
4.505% due 12/25/2036 ~	5	2
4.575% due 12/25/2036 ~	1,516	807
4.695% due 12/25/2046 •	1,213	610
4.705% due 03/25/2047 •	668	549
4.755% due 04/25/2036 ~	191	125
4.835% due 11/25/2036 ~	177	83
4.835% due 01/25/2047 ~	4,992	2,499

Lehman ABS Mortgage Loan Trust
4.525% due 06/25/2037 ~	10	7

Long Beach Mortgage Loan Trust
4.735% due 06/25/2036 ~	14,958	7,020

MASTR Asset-Backed Securities Trust
4.795% due 02/25/2036 ~	1,726	629
5.260% due 10/25/2034 ~	2,306	2,244

MASTR Specialized Loan Trust
4.955% due 02/25/2036 ~	1,228	1,200

Merrill Lynch Mortgage Investors Trust
5.365% due 07/25/2035 ~	595	591

Morgan Stanley ABS Capital, Inc. Trust
4.635% due 02/25/2037 ~	1,967	856
4.655% due 10/25/2036 •	2,521	1,104
4.765% due 02/25/2037 ~	4,045	1,760
4.895% due 09/25/2036 ~	3,210	1,411

New Century Home Equity Loan Trust
5.175% due 08/25/2034 ~	8	8
5.515% due 01/25/2034 ~	77	77

NovaStar Mortgage Funding Trust
4.775% due 01/25/2037 ~	5,995	1,994

Option One Mortgage Loan Trust
4.675% due 04/25/2037 ~	2,998	1,456
5.170% due 05/25/2035 ~	621	600

Soundview Home Loan Trust
4.515% due 06/25/2037 ~	7	5
4.605% due 07/25/2037 ~	256	225
4.655% due 01/25/2037 ~	3,085	2,238

Structured Asset Investment Loan Trust
6.160% due 11/25/2034 ~	2,253	2,392

Structured Asset Securities Corp. Mortgage Loan Trust
5.560% due 04/25/2035 •	526	540

Wells Fargo Home Equity Asset-Backed Securities Trust
4.895% due 04/25/2037 ~	468	460

		46,383

WHOLE LOAN COLLATERAL 0.2%

Bear Stearns Asset-Backed Securities Trust
6.421% due 10/25/2036 •	7	7

First Franklin Mortgage Loan Trust
4.655% due 12/25/2037 •	988	949
5.485% due 09/25/2033 ~	2,636	2,590

Securitized Asset-Backed Receivables LLC Trust
5.015% due 12/25/2035 •	583	570

		4,116

OTHER ABS 3.7%

37 Capital CLO Ltd.
5.386% due 04/15/2035 •	1,600	1,593
5.582% due 10/15/2034 ~	1,000	1,000
5.592% due 07/15/2034 ~	1,000	1,000

ACAS CLO Ltd.
5.445% due 10/18/2028 ~	82	82

AIMCO CLO
5.553% due 10/17/2034 ~	1,000	1,000

American Money Management Corp. CLO Ltd.
5.493% due 01/20/2035 •	1,000	997

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anchorage Capital CLO Ltd.
5.343% due 10/20/2034 •		$600	$597

Arbour CLO DAC
3.886% due 05/15/2038 •	EUR	2,000	2,165

Atlas Senior Loan Fund Ltd.
5.510% due 10/23/2032 ~		$1,388	1,388

Bain Capital Credit CLO Ltd.
5.533% due 07/19/2034 ~		1,000	1,001
5.538% due 07/16/2034 •		1,000	998

Benefit Street Partners CLO Ltd.
5.655% due 01/20/2031 •		878	879

Birch Grove CLO Ltd.
5.893% due 07/17/2037 ~		3,300	3,302

Capital Street Master Trust
5.699% due 10/16/2028 •		3,000	3,003

Carlyle Global Market Strategies CLO Ltd.
5.513% due 07/20/2032 •		906	906
5.612% due 07/27/2031 •		286	286

Carval CLO Ltd.
5.538% due 07/16/2031 •		1,207	1,208

CBAM Ltd.
5.584% due 04/17/2031 •		1,698	1,699
5.932% due 07/15/2037 •		2,400	2,404

Cumulus Static CLO DAC
3.756% due 11/15/2033 •	EUR	2,720	2,947

CVC Cordatus Opportunity Loan Fund-R DAC
3.310% due 08/15/2033 «•		4,700	5,082

ECMC Group Student Loan Trust
5.204% due 02/27/2068 •		$887	881

Elevation CLO Ltd.
5.430% due 07/25/2034 ~		1,000	994

Fortress Credit Bsl Ltd.
5.380% due 07/23/2032 •		764	762

GoldenTree Loan Management U.S. CLO Ltd.
5.443% due 10/20/2034 ~		1,000	997

Grosvenor Place CLO DAC
3.845% due 01/15/2039 •	EUR	1,700	1,840

Horizon Aircraft Finance Ltd.
4.458% due 12/15/2038		$1,180	1,131

ICG U.S. CLO Ltd.
5.293% due 01/16/2033 •		750	749

Indigo Credit Management DAC
4.004% due 07/15/2038 •	EUR	1,250	1,352

Invesco Euro CLO DAC
2.341% due 01/15/2034 «•(b)		1,600	1,730

Invitation Homes Trust
4.000% due 09/17/2041		$7,387	7,130

Jamestown CLO Ltd.
5.570% due 07/25/2035 •		1,200	1,200

Madison Park Funding Ltd.
5.540% due 10/22/2034 ~		1,000	1,001

Mountain View CLO LLC
5.609% due 01/16/2031 •		231	231

Navesink CLO Ltd.
5.572% due 04/15/2036 •		1,000	999

Neuberger Berman Loan Advisers CLO Ltd.
5.370% due 10/14/2036 •		1,000	1,000
5.587% due 04/14/2035 •		4,300	4,293

Northwoods Capital Ltd.
5.489% due 06/15/2031 ~		775	775
5.565% due 11/13/2031 ~		714	713

Ocean Trails CLO
5.592% due 07/15/2034 •		1,300	1,300

Octagon Loan Funding Ltd.
5.765% due 11/18/2031 ~		1,251	1,252

OZLM Ltd.
5.443% due 07/20/2030 ~		844	845

Palmer Square European Loan Funding DAC
4.069% due 08/15/2033 «•(b)	EUR	2,000	2,163

Pikes Peak CLO
5.512% due 07/15/2034 ~		$1,000	998

Recette CLO Ltd.
5.635% due 04/20/2034 •		1,000	1,001

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Regatta Funding Ltd.
5.502% due 01/15/2033 •		$1,300	$1,301

Sandstone Peak Ltd.
5.582% due 10/15/2034 •		750	750

Sound Point CLO Ltd.
5.580% due 01/25/2032 •		2,732	2,732

TCI-Symphony CLO Ltd.
5.494% due 07/15/2030 ~		942	943

TCW CLO Ltd.
5.622% due 08/16/2034 •		1,300	1,299

Tesla Sustainable Energy Trust
5.080% due 06/21/2050		500	502

TIAA CLO Ltd.
5.433% due 01/20/2032 ~		723	723

Trinitas CLO Ltd.
5.640% due 01/25/2034 •		2,000	1,999

TSTAT Ltd.
5.443% due 07/20/2037 •		568	568

Venture CLO Ltd.
5.433% due 10/20/2034 •		1,000	997

Verdelite Static CLO Ltd.
5.423% due 07/20/2032 ~		714	714

Voya CLO Ltd.
5.493% due 07/20/2032 •		1,831	1,831
5.649% due 07/14/2031 ~		516	517
			83,750

Total Asset-Backed Securities (Cost $185,960)			174,889

SOVEREIGN ISSUES 9.2%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		3,000	3,033

Chile Government International Bond
3.250% due 09/21/2071		6,000	3,617
4.340% due 03/07/2042		3,800	3,270

Colombia Government International Bond
7.375% due 09/18/2037		720	687
8.750% due 11/14/2053		800	797

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	5,700	4,196

Dominican Republic International Bond
4.875% due 09/23/2032		$800	728
5.500% due 02/22/2029		2,000	1,973

Export-Import Bank of Korea
5.000% due 01/11/2028		2,100	2,140

Hong Kong Government International Bond
4.625% due 01/11/2033		7,000	7,146

Hungary Government International Bond
4.500% due 06/16/2034	EUR	1,300	1,373

Indonesia Government International Bond
1.400% due 10/30/2031		3,300	3,060

Israel Government International Bond
1.750% due 08/31/2025	ILS	13,100	3,490
5.375% due 02/19/2030		$800	806
5.500% due 03/12/2034		6,200	6,175

Japan Government International Bond
2.000% due 12/20/2044	JPY	2,280,000	14,732
2.300% due 12/20/2054		1,760,000	11,295

Korea Housing Finance Corp.
4.625% due 02/24/2028		$1,400	1,409
4.625% due 02/24/2033		1,500	1,485

Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	90,620	3,869
3.000% due 12/03/2026 (e)		11,959	562
3.771% due 05/24/2061		$10,469	6,117
4.000% due 11/30/2028 (e)	MXN	56,006	2,652
5.750% due 10/12/2110		$10,400	8,191
6.338% due 05/04/2053		3,100	2,826

Peru Government International Bond
6.150% due 08/12/2032	PEN	82,700	22,617
6.950% due 08/12/2031		13,500	3,929

Perusahaan Penerbit SBSN Indonesia
4.400% due 06/06/2027		$3,200	3,193

112	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Republic of Poland Government International Bond
4.875% due 02/12/2030		$2,000	$2,020
5.375% due 02/12/2035		2,400	2,415

Republic of South Africa Government International Bond
8.250% due 03/31/2032	ZAR	17,600	883
8.500% due 01/31/2037		70,800	3,212
8.875% due 02/28/2035		633,200	30,917

Romania Government International Bond
1.750% due 07/13/2030	EUR	7,800	7,064
2.875% due 04/13/2042		1,690	1,108
5.250% due 05/30/2032		900	939
5.500% due 09/18/2028		2,850	3,200

Saudi Government International Bond
3.375% due 03/05/2032		1,800	1,923
3.750% due 03/05/2037		1,400	1,458
4.875% due 07/18/2033		$3,000	2,966
5.000% due 01/18/2053		800	687
5.375% due 01/13/2031		4,500	4,614

Spain Government International Bond
5.150% due 10/31/2044	EUR	8,800	11,133

Turkey Government International Bond
5.875% due 05/21/2030		3,700	4,097

United Kingdom Gilt
4.375% due 07/31/2054	GBP	3,300	3,689

Total Sovereign Issues (Cost $225,426)			207,693

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(f)	1,100,000	$996

Capital Farm Credit ACA
5.000% due 03/15/2026 •(f)	2,700,000	2,712

CoBank ACB
4.250% due 01/01/2027 •(f)	2,400,000	2,304

Farm Credit Bank of Texas
7.750% due 06/15/2029 •(f)	500,000	524

Total Preferred Securities (Cost $6,700)		6,536

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.1%

COMMERCIAL PAPER 0.1%

CBRE Services, Inc.
4.620% due 04/03/2025	$1,400	1,399

Targa Resources Corp.
4.700% due 04/03/2025	1,200	1,200

		2,599

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS 1.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (h)	21,734,831	$21,735

Total Short-Term Instruments (Cost $24,334)		24,334

Total Investments in Securities (Cost $3,746,210)		3,363,034

INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	236,568	2,303

Total Short-Term Instruments (Cost $2,303)		2,303

Total Investments in Affiliates (Cost $2,303)		2,303

Total Investments 148.6% (Cost $3,748,513)		$3,365,337

Financial Derivative Instruments (k)(m) (0.0)% (Cost or Premiums, net $(1,258))		(325)

Other Assets and Liabilities, net (48.6)%		(1,099,915)

Net Assets 100.0%		$2,265,097

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	Coupon represents a 7-Day Yield.

(i) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Hardwood Funding LLC	5.360%	06/07/2035	03/11/2025	$900	$905	0.04%
Morgan Stanley	0.000	04/02/2032	05/06/2020	3,282	2,483	0.11

				$4,182	$3,388	0.15%

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	113

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	4.400%	04/01/2025	04/02/2025		$(46,937)	$(46,938)
BOO	4.400	03/31/2025	04/01/2025		(7,326)	(7,327)
BOS	4.200	03/21/2025	05/09/2025		(2,453)	(2,456)
	4.400	04/01/2025	04/08/2025		(7,344)	(7,344)
BSN	4.430	03/17/2025	04/21/2025		(51,994)	(52,090)
DEU	4.420	03/28/2025	04/03/2025		(11,069)	(11,074)
	4.430	04/01/2025	04/03/2025		(56,231)	(56,231)
	4.450	03/19/2025	04/09/2025		(1,546)	(1,549)
	4.460	03/31/2025	04/01/2025		(102,619)	(102,632)
JPS	4.470	03/31/2025	04/03/2025		(49,876)	(49,882)
	4.480	03/31/2025	04/03/2025		(36,414)	(36,419)
	4.490	03/31/2025	04/03/2025		(16,060)	(16,062)
	4.540	03/31/2025	04/01/2025		(10,024)	(10,025)
MSR	4.450	04/01/2025	04/02/2025		(458,162)	(458,162)
NXN	4.440	03/07/2025	04/17/2025		(78,684)	(78,926)
SCX	4.250	02/07/2025	TBD	(2)	(3,924)	(3,948)
	4.300	12/20/2024	TBD	(2)	(554)	(560)
STR	4.480	03/31/2025	04/01/2025		(440,794)	(440,849)

Total Reverse Repurchase Agreements						$(1,382,474)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA	4.000%	05/01/2055	$6,212	$(5,761)	$(5,780)

Total Short Sales (0.3)%				$(5,761)	$(5,780)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOM	$0	$(46,938)	$0	$(46,938)	$0	$(46,938)
BOO	0	(7,327)	0	(7,327)	7,333	6
BOS	0	(9,800)	0	(9,800)	2,571	(7,229)
BSN	0	(52,090)	0	(52,090)	51,888	(202)
DEU	0	(171,486)	0	(171,486)	115,546	(55,940)
JPS	0	(112,388)	0	(112,388)	110,990	(1,398)
MSR	0	(458,162)	0	(458,162)	0	(458,162)
NXN	0	(78,926)	0	(78,926)	79,160	234
SCX	0	(4,508)	0	(4,508)	5,037	529
STR	0	(440,849)	0	(440,849)	451,779	10,930

Total Borrowings and Other Financing Transactions	$0	$(1,382,474)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(2,456)	$(4,508)	$(6,964)
U.S. Treasury Obligations	(560,833)	(246,002)	0	0	(806,835)

Total Borrowings	$(560,833)	$(246,002)	$(2,456)	$(4,508)	$(813,799)

Payable for reverse repurchase agreements(4)					$(813,799)

114	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

(j)	Securities with an aggregate market value of $824,304 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(1,606,211) at a weighted average interest rate of 5.092%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(568,675) is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Long Gilt June Futures	06/2025	50	$5,922	$(57)	$64	$0
U.S. Treasury 2-Year Note June Futures	06/2025	205	42,470	281	12	0
U.S. Treasury 10-Year Note June Futures	06/2025	2,955	328,651	5,852	624	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	3,888	475,308	278	4,070	0

				$6,354	$4,770	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund June Futures	06/2025	324	$(45,134)	$1,120	$3	$(172)
Japan Government 10-Year Bond June Futures	06/2025	78	(71,973)	(223)	0	(525)
U.S. Treasury 5-Year Note June Futures	06/2025	167	(18,062)	(198)	0	(14)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	4,130	(471,336)	(3,900)	0	(1,581)

				$(3,201)	$3	$(2,292)

Total Futures Contracts				$3,153	$4,773	$(2,292)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.514%	$	23,500	$(127)	$481	$354	$0	$(10)
Barclays Bank PLC	1.000	Quarterly	06/20/2025	0.323	EUR	800	2	0	2	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.204		1,100	7	0	7	0	0
Glencore Finance	5.000	Quarterly	12/20/2029	1.071		1,600	338	(34)	304	0	(6)
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.287	$	2,400	413	(64)	349	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.492		3,000	(9)	56	47	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.547		800	(2)	15	13	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.688	EUR	200	(2)	4	2	0	0

							$620	$458	$1,078	$1	$(17)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-39 5-Year Index	1.000%	Quarterly	12/20/2027	$	300	$1	$4	$5	$(1)	$0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028		3,000	43	14	57	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		79,000	1,845	(325)	1,520	1	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		28,400	521	1	522	5	0

						$2,410	$(306)	$2,104	$5	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	115

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	42,500	$(1,168)	$(91)	$(1,259)	$185	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2025		$38,600	(76)	289	213	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		7,400	0	84	84	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		14,900	0	158	158	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		72,000	0	746	746	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	05/31/2028		134,400	0	1,308	1,308	0	(51)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		72,000	0	666	666	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028		71,700	0	656	656	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		5,100	0	25	25	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		68,400	109	223	332	0	(47)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		1,700	(3)	(11)	(14)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		36,900	(1,589)	487	(1,102)	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031		30,590	180	(376)	(196)	0	(46)
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031		16,300	0	435	435	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031		25,900	0	524	524	0	(40)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031		48,400	5	1,202	1,207	0	(75)
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031		55,500	(189)	8,341	8,152	0	(77)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031		131,670	(2,513)	(578)	(3,091)	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		7,700	(28)	(23)	(51)	21	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		9,300	(33)	105	72	25	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		18,300	(65)	289	224	50	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		13,200	(56)	(40)	(96)	37	0
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034		1,420	(5)	32	27	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		4,800	(16)	91	75	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		3,000	(12)	41	29	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		4,300	(16)	69	53	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		4,600	(16)	108	92	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		4,200	(15)	96	81	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		2,300	(8)	65	57	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		1,500	(5)	40	35	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		6,400	(22)	165	143	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		6,200	(22)	131	109	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		1,600	(7)	37	30	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		2,900	(12)	64	52	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		5,700	(23)	123	100	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		300	(1)	5	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		7,200	(28)	273	245	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		4,200	(19)	222	203	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		2,200	(10)	109	99	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		10,000	(43)	491	448	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		1,000	(4)	53	49	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034		4,600	(16)	(144)	(160)	14	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034		7,900	(26)	(242)	(268)	23	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		10,200	(33)	(249)	(282)	30	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034		9,800	(33)	(234)	(267)	29	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034		1,800	(7)	(47)	(54)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034		6,200	(22)	(122)	(144)	19	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		5,400	(18)	(97)	(115)	16	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		6,200	(24)	63	39	19	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		600	(2)	14	12	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		1,300	(4)	21	17	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		5,400	(14)	47	33	17	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		2,200	(6)	27	21	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		3,500	(9)	45	36	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		2,100	(7)	(16)	(23)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049		100	0	8	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049		300	0	20	20	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049		100	0	6	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051		23,200	(989)	9,250	8,261	0	(120)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/15/2052		490	(9)	(5)	(14)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.330	Semi-Annual	10/25/2053		41,590	2,597	10,017	12,614	0	(232)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		200	(2)	21	19	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.956	Annual	11/15/2054		14,500	0	(388)	(388)	0	(115)
Receive	1-Day USD-SOFR Compounded-OIS	3.809	Annual	02/15/2055		7,400	0	(11)	(11)	0	(58)
Receive	1-Day USD-SOFR Compounded-OIS	3.814	Annual	02/15/2055		12,380	0	(32)	(32)	0	(97)
Receive	1-Day USD-SOFR Compounded-OIS	3.846	Annual	02/15/2055		3,100	0	(26)	(26)	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.872	Annual	02/15/2055		9,300	0	(123)	(123)	0	(74)
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027	BRL	330,800	0	(4,478)	(4,478)	100	0
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		300,800	0	(4,051)	(4,051)	91	0

116	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	9.842%	Maturity	01/04/2027	BRL	7,800	$0	$(105)	$(105)	$2	$0
Receive	1-Year BRL-CDI	14.003	Maturity	01/04/2027		639,400	0	868	868	0	(186)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	4,100	(7)	136	129	6	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		600	(1)	23	22	1	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		1,800	(3)	80	77	3	0
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		2,900	(4)	(76)	(80)	0	(5)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		2,000	(3)	(15)	(18)	0	(3)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		4,400	(12)	136	124	18	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		3,200	(9)	(55)	(64)	0	(13)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		2,200	(6)	(18)	(24)	0	(9)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		2,600	(7)	75	68	0	(10)
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	76,600	(159)	565	406	202	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035	EUR	3,400	(8)	(130)	(138)	14	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		3,800	(10)	(70)	(80)	15	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		3,700	(10)	(55)	(65)	15	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		61,250	(2,342)	(112)	(2,454)	259	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		37,600	2,535	530	3,065	0	(296)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034	CAD	5,500	12	(114)	(102)	0	(13)

							$(4,368)	$27,571	$23,203	$1,288	$(1,957)

Total Swap Agreements							$(1,338)	$27,723	$26,385	$1,294	$(1,974)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$4,773	$1,294	$6,067	$0	$(2,292)	$(1,978)	$(4,270)

(l)

Securities with an aggregate market value of $71,023 and cash of $3,903 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(4) for closed swap agreements is outstanding at period end.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025		$12,708	AUD	20,088	$0	$(156)
	04/2025		913	JPY	136,912	2	(2)
	04/2025		286	SGD	383	0	(1)
	05/2025	AUD	20,088		$12,711	155	0
	05/2025	CNH	6,877		939	0	(10)
	05/2025	JPY	45,500		303	0	(2)
	05/2025	SGD	382		286	1	0
	05/2025		$3,523	CNH	25,512	1	(4)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	117

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2025	CNH	15,535		$2,125	$0	$(24)
	07/2025		12,696		1,762	3	(1)
	08/2025		12,698		1,761	0	(3)

BOA	04/2025	KRW	451,138		308	1	0
	04/2025		$1,377	EUR	1,275	2	0
	05/2025	CNH	6,724		$919	0	(9)
	05/2025	IDR	3,758,977		226	0	0
	05/2025		$245	INR	21,089	1	0
	06/2025	CNH	40,666		$5,620	2	(8)
	06/2025	KRW	16,028		11	0	0
	06/2025		$308	KRW	449,440	0	(1)
	08/2025	TWD	373		$11	0	0

BPS	04/2025	BRL	4,560		786	0	(13)
	04/2025	EUR	63,397		66,477	0	(2,074)
	04/2025	GBP	2,333		2,949	0	(64)
	04/2025	IDR	20,309,751		1,225	6	0
	04/2025	SGD	275		207	2	0
	04/2025	TWD	188,871		5,755	68	0
	04/2025		$800	BRL	4,560	0	(1)
	04/2025		2,588	IDR	42,492,438	0	(38)
	04/2025		2,409	INR	209,224	36	0
	04/2025		6,129	JPY	913,956	0	(36)
	04/2025		2,224	KRW	3,229,784	0	(31)
	04/2025		183	SGD	245	0	(1)
	04/2025		4,729	TWD	154,932	0	(63)
	04/2025	ZAR	16,556		$905	3	0
	05/2025	CNH	24,006		3,303	1	(10)
	05/2025	IDR	11,100,045		667	2	0
	05/2025	JPY	16,238		108	0	0
	05/2025	SGD	245		183	1	0
	05/2025		$682	IDR	11,324,897	0	(4)
	05/2025		2,209	INR	189,498	3	0
	06/2025	CNH	17,523		$2,403	0	(21)
	06/2025	KRW	127,521		90	3	0
	06/2025	PLN	770		199	1	0
	06/2025	TRY	17,738		451	23	0
	06/2025		$6,603	PLN	25,620	32	(38)
	07/2025	TWD	68,863		$2,118	32	0
	08/2025		72,121		2,213	22	0
	09/2025	ILS	13,020		3,557	44	0

BRC	04/2025	INR	6,429		73	0	(2)
	04/2025	TRY	10,234		256	0	(6)
	04/2025		$1,705	IDR	27,914,387	0	(31)
	04/2025		197	ILS	724	0	(2)
	04/2025		75	INR	6,421	0	0
	04/2025		10,057	TRY	384,680	0	(147)
	05/2025	INR	6,439		$75	0	0
	05/2025	TRY	19,219		486	0	(2)
	05/2025		$902	TRY	35,448	0	(23)
	06/2025	TRY	159,126		$3,800	1	(17)
	06/2025		$207	PLN	800	0	0
	06/2025		14,711	TRY	586,597	0	(592)

BSH	04/2025	AUD	21,067		$13,348	184	0
	04/2025		$2,899	JPY	435,369	4	0
	05/2025	JPY	433,903		$2,899	0	(4)
	06/2025		$1,739	PLN	6,702	0	(13)
	07/2025	PEN	24,726		$6,625	0	(86)

CBK	04/2025	BRL	108,126		19,036	88	0
	04/2025	CHF	352		400	3	0
	04/2025	EUR	1,721		1,860	0	(1)
	04/2025	IDR	19,762,737		1,191	5	0
	04/2025	ILS	5,599		1,536	30	0
	04/2025	INR	52,279		612	0	0
	04/2025	PEN	24,752		6,649	0	(89)
	04/2025	TWD	358,307		10,946	155	0
	04/2025		$18,830	BRL	108,126	118	0
	04/2025		30,113	CAD	42,894	0	(304)
	04/2025		3,536	IDR	57,882,817	0	(63)
	04/2025		1,368	INR	118,071	11	0
	04/2025		132	KRW	193,091	0	(1)

118	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$11,463	PEN	41,819	$0	$(82)
	04/2025		7,612	TWD	249,830	0	(88)
	05/2025	CAD	42,831		$30,113	304	0
	05/2025	IDR	13,774,357		829	4	0
	05/2025		$680	IDR	11,296,739	0	(3)
	06/2025	CNH	7,296		$1,007	0	(3)
	06/2025	KRW	9,225,741		6,419	136	0
	06/2025	PEN	23,913		6,548	51	0
	06/2025		$441	CNH	3,186	0	(1)
	07/2025	PEN	17,980		$4,915	32	0
	07/2025	TWD	111,606		3,430	49	0
	07/2025		$19,036	BRL	110,254	0	(88)
	08/2025	PEN	30,006		$8,039	0	(104)
	08/2025	TWD	159,336		4,888	49	0

DUB	04/2025	CAD	43		30	0	0
	04/2025	ILS	6,932		1,901	36	0
	04/2025	JPY	136,400		927	18	0
	04/2025	NZD	285		164	2	0
	04/2025	SGD	37		27	0	0
	04/2025		$1,341	IDR	22,258,499	0	(5)
	04/2025		359	INR	30,877	2	0
	04/2025		163	NZD	285	0	(1)
	04/2025		146	SGD	196	0	(1)
	05/2025	IDR	1,654,987		$100	0	0
	05/2025	SGD	196		146	1	0
	05/2025		$164	NZD	285	0	(2)
	06/2025	KRW	16,203,043		$11,281	249	0

FAR	04/2025	AUD	655		413	3	0
	04/2025	BRL	114,065		19,865	0	(124)
	04/2025	CHF	11,833		13,275	0	(100)
	04/2025	ILS	6,050		1,667	39	0
	04/2025		$19,883	BRL	114,065	106	0
	04/2025		6,736	JPY	1,007,812	8	(24)
	04/2025		131	TWD	4,290	0	(2)
	04/2025	ZAR	520		$28	0	0
	05/2025	JPY	310,432		2,069	0	(8)
	05/2025		$899	CNH	6,483	0	(4)
	06/2025		4,840	BRL	28,145	29	0
	06/2025		3,177	PLN	12,289	0	(12)
	07/2025	CNH	6,458		$899	4	0

GLM	04/2025	BRL	22,854		3,980	0	(25)
	04/2025	IDR	16,127,756		971	4	0
	04/2025	KRW	686,828		468	2	0
	04/2025	PEN	17,945		4,759	0	(123)
	04/2025	TRY	5,018		125	0	(4)
	04/2025		$3,842	BRL	22,854	163	0
	04/2025		2,365	IDR	38,875,403	0	(33)
	04/2025		180	KRW	263,084	0	(1)
	05/2025	CNH	6,538		$893	0	(10)
	05/2025	IDR	6,618,646		397	0	0
	05/2025		$971	IDR	16,142,325	0	(4)
	06/2025		1,172	CNH	8,470	3	(2)
	06/2025		468	KRW	684,333	0	(2)
	06/2025		1,818	PLN	7,020	0	(10)
	07/2025	TWD	16,873		$519	8	0

IND	04/2025		$12	CHF	10	0	0
	05/2025	CHF	10		$12	0	0

JPM	04/2025	EUR	2,949		3,102	0	(87)
	04/2025	IDR	4,110,020		249	3	0
	04/2025	ILS	6,933		1,903	38	0
	04/2025	SGD	39		29	0	0
	04/2025	TRY	9,675		241	0	(7)
	04/2025	TWD	30,530		931	12	0
	04/2025		$69,733	EUR	64,641	170	(7)
	04/2025		654	IDR	10,749,996	0	(9)
	04/2025		1,086	INR	94,265	14	0
	04/2025		5,649	JPY	843,259	4	(31)
	04/2025		132	KRW	193,006	0	(1)
	04/2025		3,305	TWD	108,351	0	(41)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	119

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	ZAR	8,995		$493	$3	$0
	05/2025	CNH	6,988		957	0	(8)
	05/2025	EUR	63,053		68,120	0	(170)
	05/2025	IDR	4,371,399		263	1	0
	05/2025	JPY	95,659		636	0	(4)
	05/2025		$3,301	CNH	23,932	4	(3)
	06/2025	CNH	2,772		$380	0	(4)
	06/2025	MXN	149,452		7,242	13	0
	06/2025		$459	MXN	9,428	0	(3)
	06/2025		6,573	PLN	25,460	9	(27)
	07/2025	CNH	12,236		$1,695	1	(2)
	07/2025	TWD	69,620		2,140	31	0
	08/2025	CNH	11,586		1,606	1	(4)
	08/2025	TWD	80,744		2,477	24	0

MBC	04/2025	CHF	538		608	0	0
	04/2025	JPY	3,916,100		26,196	87	0
	04/2025	SGD	333		250	1	0
	04/2025	TWD	47,564		1,470	38	0
	04/2025		$14,391	CHF	12,713	0	(21)
	04/2025		2,345	EUR	2,151	0	(20)
	04/2025		1,125	GBP	870	0	(1)
	04/2025		750	INR	65,095	10	0
	04/2025		2,504	TWD	82,271	0	(27)
	04/2025	ZAR	21,886		$1,197	5	0
	05/2025	CHF	12,667		14,391	21	0
	05/2025	CNH	11,312		1,560	1	(2)
	05/2025	IDR	2,655,380		160	1	0
	05/2025	JPY	5,385		36	0	0
	05/2025	THB	783		23	0	0
	05/2025		$9,936	CNH	71,438	2	(78)
	06/2025	KRW	1,656,226		$1,151	23	0
	06/2025		$2,121	PLN	8,185	0	(14)
	07/2025	CNH	5,866		$814	1	0
	07/2025	TWD	42,213		1,295	17	0
	08/2025	CNH	17,482		2,433	7	(3)
	08/2025	TWD	39,562		1,209	7	0

MYI	04/2025	CAD	42,865		30,113	324	0
	04/2025	SGD	140		104	0	0
	04/2025	TRY	118		3	0	0
	04/2025		$1,028	AUD	1,634	0	(7)
	04/2025		319	TWD	10,433	0	(5)
	04/2025	ZAR	235,226		$12,867	52	0
	05/2025	IDR	2,354,442		141	0	0
	06/2025	CNH	4,340		599	0	(2)
	06/2025		$379	PLN	1,503	8	0

NGF	06/2025	KRW	1,940,090		$1,362	41	0

SCX	04/2025	TWD	25,192		776	18	0
	04/2025		$2,126	IDR	34,779,379	0	(40)
	04/2025		167	JPY	25,149	1	0
	04/2025		132	KRW	192,801	0	(1)
	04/2025		725	TWD	23,861	0	(7)
	05/2025	CNH	69,000		$9,602	78	0
	05/2025	IDR	1,036,842		62	0	0
	05/2025	JPY	25,065		167	0	(1)
	06/2025	CNH	1,462		201	0	(1)
	06/2025		$594	MXN	12,170	0	(5)
	08/2025	TWD	23,663		$725	7	0

SSB	04/2025		$1,892	GBP	1,463	0	(2)
	05/2025	GBP	1,463		$1,892	2	0

UAG	04/2025	IDR	1,975,616		119	0	0
	04/2025		$119	IDR	1,975,616	0	(1)
	04/2025		4,602	JPY	684,646	0	(37)
	05/2025		119	IDR	1,978,395	0	(1)
	06/2025		529	PLN	2,041	0	(3)
	08/2025		2,414	CNH	17,318	0	(8)

Total Forward Foreign Currency Contracts						$3,428	$(5,559)

120	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
MBC	Call - OTC USD versus CNH	CNH 7.500	05/13/2025	12,000	$63	$4

Total Purchased Options					$63	$4

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000%	07/16/2025	19,300	$(20)	$(20)
RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	1,200	(2)	(1)

						$(22)	$(21)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593%	04/30/2025	3,800	$(16)	$(17)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	3,800	(16)	(15)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	4,600	(20)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	4,600	(19)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/30/2025	1,500	(6)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	1,500	(6)	(5)

							$(83)	$(55)

Total Written Options							$(105)	$(76)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	Equinix, Inc.	5.000%	Quarterly	06/20/2027	0.733%	$900	$126	$(43)	$83	$0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.326	500	(4)	2	0	(2)

Total Swap Agreements							$122	$(41)	$83	$(2)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$162	$0	$0	$162	$(203)	$0	$0	$(203)	$(41)	$0	$(41)
BOA	6	0	0	6	(18)	0	0	(18)	(12)	0	(12)
BPS	279	0	0	279	(2,394)	0	0	(2,394)	(2,115)	2,046	(69)
BRC	1	0	0	1	(822)	0	0	(822)	(821)	947	126
BSH	188	0	0	188	(103)	0	0	(103)	85	0	85
CBK	1,035	0	0	1,035	(827)	0	0	(827)	208	240	448
DUB	308	0	0	308	(9)	0	0	(9)	299	0	299
FAR	189	0	0	189	(274)	(32)	0	(306)	(117)	275	158
GLM	180	0	0	180	(214)	(23)	0	(237)	(57)	0	(57)
GST	0	0	83	83	0	0	(2)	(2)	81	0	81
JPM	328	0	0	328	(408)	(20)	0	(428)	(100)	0	(100)
MBC	221	4	0	225	(166)	0	0	(166)	59	0	59
MYI	384	0	0	384	(14)	0	0	(14)	370	(89)	281
NGF	41	0	0	41	0	0	0	0	41	0	41
RBC	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
SCX	104	0	0	104	(55)	0	0	(55)	49	(70)	(21)
SSB	2	0	0	2	(2)	0	0	(2)	0	0	0
UAG	0	0	0	0	(50)	0	0	(50)	(50)	0	(50)

Total Over the Counter	$3,428	$4	$83	$3,515	$(5,559)	$(76)	$(2)	$(5,637)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	121

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

(n)

Securities with an aggregate market value of $3,508 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,773	$4,773
Swap Agreements	0	6	0	0	1,288	1,294

	$0	$6	$0	$0	$6,061	$6,067

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,428	$0	$3,428
Purchased Options	0	0	0	4	0	4
Swap Agreements	0	83	0	0	0	83

	$0	$83	$0	$3,432	$0	$3,515

	$0	$89	$0	$3,432	$6,061	$9,582

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,292	$2,292
Swap Agreements	0	21	0	0	1,957	1,978

	$0	$21	$0	$0	$4,249	$4,270

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,559	$0	$5,559
Written Options	0	21	0	0	55	76
Swap Agreements	0	2	0	0	0	2

	$0	$23	$0	$5,559	$55	$5,637

	$0	$44	$0	$5,559	$4,304	$9,907

122	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$133	$133
Futures	0	0	0	0	10,288	10,288
Swap Agreements	0	2,547	0	0	(2,271)	276

	$0	$2,547	$0	$0	$8,150	$10,697

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14,034	$0	$14,034
Purchased Options	0	0	0	41	0	41
Written Options	0	0	0	111	2,339	2,450
Swap Agreements	0	45	0	0	0	45

	$0	$45	$0	$14,186	$2,339	$16,570

	$0	$2,592	$0	$14,186	$10,489	$27,267

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(7)	$(7)
Futures	0	0	0	0	11,857	11,857
Swap Agreements	0	(1,182)	0	0	4,494	3,312

	$0	$(1,182)	$0	$0	$16,344	$15,162

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,676)	$0	$(3,676)
Purchased Options	0	0	0	(58)	0	(58)
Written Options	0	0	0	0	(178)	(178)
Swap Agreements	0	(24)	0	0	0	(24)

	$0	$(24)	$0	$(3,734)	$(178)	$(3,936)

	$0	$(1,206)	$0	$(3,734)	$16,166	$11,226

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$8,619	$8,547	$17,166
Corporate Bonds & Notes
Banking & Finance	0	460,762	905	461,667
Industrials	0	369,697	0	369,697
Utilities	0	286,683	0	286,683
Municipal Bonds & Notes
California	0	11,497	0	11,497
Georgia	0	8,235	0	8,235
Illinois	0	5,479	0	5,479
Nevada	0	445	0	445
New Mexico	0	883	0	883
New York	0	3,888	0	3,888
Ohio	0	959	0	959
Pennsylvania	0	2,817	0	2,817
Texas	0	4,612	0	4,612
U.S. Government Agencies	0	339,044	0	339,044
U.S. Treasury Obligations	0	1,371,571	0	1,371,571
Non-Agency Mortgage-Backed Securities	0	64,939	0	64,939
Asset-Backed Securities
Automobile ABS Other	0	5,014	0	5,014
Automobile Sequential	0	18,192	0	18,192
Casino Services	0	0	2,277	2,277
CMBS Other	0	9,545	0	9,545
Credit Card Other	0	5,612	0	5,612
Home Equity Other	0	46,383	0	46,383

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Whole Loan Collateral	$0	$4,116	$0	$4,116
Other ABS	0	74,775	8,975	83,750
Sovereign Issues	0	207,693	0	207,693
Preferred Securities
Banking & Finance	0	6,536	0	6,536
Short-Term Instruments
Commercial Paper	0	2,599	0	2,599
Mutual Funds	0	21,735	0	21,735

	$0	$3,342,330	$20,704	$3,363,034

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,303	$0	$0	$2,303

Total Investments	$2,303	$3,342,330	$20,704	$3,365,337

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,780)	$0	$(5,780)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	67	6,000	0	6,067
Over the counter	0	3,515	0	3,515

	$67	$9,515	$0	$9,582

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	123

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)	March 31, 2025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(697)	$(3,569)	$0	$(4,266)
Over the counter	0	(5,637)	0	(5,637)

	$(697)	$(9,206)	$0	$(9,903)

Total Financial Derivative Instruments	$(630)	$309	$0	$(321)

Totals	$1,673	$3,336,859	$20,704	$3,359,236

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

124	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Long-Term U.S. Government Fund	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 179.3%

CORPORATE BONDS & NOTES 0.3%

INDUSTRIALS 0.3%

Vessel Management Services, Inc.
3.432% due 08/15/2036	$3,160	$2,816

Total Corporate Bonds & Notes (Cost $3,160)		2,816

U.S. GOVERNMENT AGENCIES 19.2%

Fannie Mae
0.000% due 05/15/2030 (b)	13,282	10,734
3.500% due 06/25/2044	3,474	3,157
4.000% due 09/25/2044 - 10/25/2044	6,135	5,850
4.250% due 04/25/2037	131	127
4.500% due 06/25/2025	1	2
4.526% due 07/25/2037 •	35	34
4.904% due 10/25/2030 •	1	1
5.354% due 04/25/2032 •	1	1
5.395% due 04/01/2028 •	1	1
5.885% due 06/01/2043 •	41	41
5.886% due 03/01/2044 •	45	46
6.000% due 05/17/2027	7	7
6.500% due 07/25/2031	118	121
6.726% due 12/01/2027 •	6	6
6.750% due 06/25/2032	293	306
6.952% due 11/01/2034 •	16	16
7.000% due 05/18/2027	1	2
7.430% due 07/01/2035 •	6	6

Federal Farm Credit Bank
5.125% due 07/09/2029	675	704

Freddie Mac
0.088% due 12/15/2042 •	1,671	1,394
3.500% due 05/15/2042 - 01/15/2048	16,083	14,457
4.000% due 07/15/2042	4,991	4,812
4.307% due 10/25/2052 ~	6,373	5,343
4.500% due 02/15/2035 - 07/15/2035	418	409
4.653% due 10/15/2043 •	1,179	1,158
4.863% due 01/15/2033 •	10	10
4.963% due 04/15/2029 - 12/15/2032 •	9	9
5.013% due 06/15/2031 •	4	4
5.500% due 06/15/2035	7,445	7,687
5.835% due 10/25/2044 •	678	619
6.000% due 05/15/2028	5	5
6.035% due 07/25/2044 •	163	157
6.262% due 01/01/2028 •	2	2
6.271% due 01/01/2028 •	3	3
6.500% due 01/01/2035 - 10/25/2043	28	29

Ginnie Mae
4.000% due 08/20/2044 - 09/20/2044	6,252	5,889
4.625% due 08/20/2025 - 01/20/2028 •	11	11
4.750% due 11/20/2025 - 11/20/2027 •	7	7
4.875% due 04/20/2026 - 05/20/2030 •	26	25
5.000% due 10/20/2025 - 10/20/2026 •	1	1
6.000% due 08/20/2033	470	472
6.500% due 08/20/2034 - 09/20/2034	4	3

Ginnie Mae, TBA
4.000% due 04/01/2055 - 05/01/2055	8,000	7,490
4.500% due 05/01/2055	2,500	2,398

Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 (a)	6,371	5,537

Tennessee Valley Authority STRIPS
0.000% due 05/01/2030 (b)	7,400	5,994

Uniform Mortgage-Backed Security
2.500% due 11/01/2046	105	90
6.500% due 01/01/2032 - 08/01/2037	21	21
7.000% due 02/01/2038	5	5

Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055	3,700	3,206
4.500% due 05/01/2055	7,400	7,075
5.000% due 04/01/2055 - 05/01/2055	6,600	6,464
5.500% due 05/01/2055	700	699

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 06/01/2055	$52,100	$52,817
6.500% due 06/01/2055	3,900	4,015

Total U.S. Government Agencies (Cost $162,620)		159,479

U.S. TREASURY OBLIGATIONS 156.1%

U.S. Treasury Bonds
1.125% due 05/15/2040	10,470	6,630
1.125% due 08/15/2040 (d)	99,760	62,557
1.375% due 11/15/2040 (f)	9,060	5,892
1.750% due 08/15/2041 (d)	60,400	40,959
1.875% due 02/15/2051	19,100	11,080
2.000% due 11/15/2041 (d)	45,200	31,769
2.000% due 02/15/2050	310	188
2.250% due 08/15/2049	52,090	33,614
2.250% due 02/15/2052	4,500	2,840
2.375% due 02/15/2042	28,000	20,792
2.375% due 05/15/2051 (d)	2,400	1,570
2.500% due 05/15/2046 (f)	2,028	1,438
2.875% due 05/15/2052	20,400	14,818
3.000% due 11/15/2045 (f)	680	531
3.000% due 08/15/2048	6,800	5,166
3.000% due 02/15/2049	64,144	48,522
3.000% due 08/15/2052 (d)	66,300	49,387
3.125% due 02/15/2043 (d)	59,600	48,938
3.250% due 05/15/2042	22,800	19,274
3.375% due 11/15/2048	10,300	8,363
3.625% due 08/15/2043	15,300	13,454
3.625% due 02/15/2053	51,800	43,642
3.625% due 05/15/2053	19,400	16,347
3.875% due 02/15/2043	33,100	30,307
3.875% due 05/15/2043 (d)	60,400	55,152
4.000% due 11/15/2042 (d)	72,000	67,191
4.000% due 11/15/2052	51,650	46,594
4.125% due 08/15/2044 (d)	6,900	6,467
4.125% due 08/15/2053	13,000	11,983
4.250% due 02/15/2054 (d)	22,900	21,583
4.375% due 05/15/2041	29,580	29,173
4.375% due 08/15/2043 (d)	93,600	91,245
4.500% due 02/15/2044 (d)	63,300	62,563
4.500% due 11/15/2054 (d)	5,800	5,717
4.625% due 05/15/2044 (d)	51,000	51,180
4.625% due 11/15/2044 (d)	21,300	21,333
4.625% due 05/15/2054 (d)	4,600	4,616
4.625% due 02/15/2055	14,400	14,499
4.750% due 02/15/2041	10,750	11,086
4.750% due 02/15/2045 (d)	5,800	5,907

U.S. Treasury Inflation Protected Securities (c)
0.125% due 10/15/2025 (d)	2,448	2,450
0.125% due 01/15/2032 (f)	11,572	10,478
0.625% due 07/15/2032	15,522	14,496
1.125% due 01/15/2033	22,668	21,725
1.750% due 01/15/2034	17,875	17,851

U.S. Treasury Notes
1.500% due 11/30/2028	20,700	19,012
2.375% due 03/31/2029	24,500	23,109
2.625% due 05/31/2027	2,200	2,142
3.250% due 06/30/2029	20,800	20,250
3.625% due 03/31/2030	3,900	3,841
3.750% due 05/31/2030	3,900	3,859
3.750% due 06/30/2030	6,600	6,528
3.875% due 09/30/2029 (d)	53,200	53,058
4.000% due 02/28/2030 (d)(f)	3,900	3,909
4.000% due 02/15/2034 (d)	52,000	51,303
4.125% due 11/15/2027	200	201
4.125% due 10/31/2029 (d)	500	504
4.125% due 08/31/2030 (f)	2,700	2,718
4.375% due 11/30/2030	5,300	5,398
4.625% due 09/30/2030 (f)	2,700	2,784
4.875% due 10/31/2030	2,700	2,817

Total U.S. Treasury Obligations (Cost $1,425,286)		1,292,800

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%

Ashford Hospitality Trust
5.392% due 04/15/2035 ~	99	99

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Atrium Hotel Portfolio Trust
5.547% due 12/15/2036 ~	$617	$607

BANK
4.046% due 03/15/2061 •	800	784

Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 •	2	1
6.625% due 04/25/2033 •	2	2

Bear Stearns ALT-A Trust
5.043% due 09/25/2035 •	168	97

Benchmark Mortgage Trust
4.016% due 03/15/2052	3,700	3,569
5.926% due 03/15/2057	2,000	2,076

BMO Mortgage Trust
7.055% due 11/15/2056 ~	1,800	1,928

Commercial Mortgage Trust
3.140% due 10/10/2036	2,800	2,455

Countrywide Alternative Loan Trust
4.855% due 05/25/2035 ~	151	143

Countrywide Home Loan Mortgage Pass-Through Trust
5.015% due 04/25/2035 ~	12	12
5.075% due 03/25/2035 ~	228	210

Extended Stay America Trust
5.513% due 07/15/2038 ~	1,472	1,472

HarborView Mortgage Loan Trust
4.871% due 05/19/2035 •	125	120

Hilton USA Trust
3.719% due 11/05/2038	2,130	2,088

Impac CMB Trust
4.935% due 10/25/2035 •	626	564

JP Morgan Mortgage Trust
6.382% due 07/25/2035 ~	23	23

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 •	99	95
2.750% due 11/25/2059 •	663	633

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.416% due 10/25/2035 ~	450	401

Residential Accredit Loans, Inc. Trust
4.735% due 08/25/2035 ~	133	96
6.000% due 06/25/2036	278	220

Sequoia Mortgage Trust
5.131% due 10/19/2026 ~	2	2
5.134% due 07/20/2033 •	45	45

Structured Adjustable Rate Mortgage Loan Trust
4.875% due 05/25/2037 ~	370	335

Structured Asset Mortgage Investments Trust
4.875% due 05/25/2036 •	56	46
5.091% due 09/19/2032 ~	1	1
5.271% due 10/19/2033 •	34	31

Towd Point Mortgage Trust
3.100% due 01/25/2060 •	900	812

WaMu Mortgage Pass-Through Certificates Trust
4.955% due 11/25/2045 •	10	10
5.635% due 02/25/2046 ~	294	267
5.683% due 08/25/2046 •	161	138
6.035% due 06/25/2042 •	4	3

Worldwide Plaza Trust
3.526% due 11/10/2036	1,600	1,106

Total Non-Agency Mortgage-Backed Securities (Cost $22,159)		20,491

ASSET-BACKED SECURITIES 1.2%

AUTOMOBILE SEQUENTIAL 0.5%

Avis Budget Rental Car Funding AESOP LLC
6.020% due 02/20/2030	1,700	1,777

Hertz Vehicle Financing LLC
1.990% due 06/25/2026	400	398
2.330% due 06/26/2028	1,200	1,146

Santander Drive Auto Receivables Trust
5.410% due 07/15/2027	1,075	1,078

		4,399

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	125

Schedule of Investments	PIMCO Long-Term U.S. Government Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HOME EQUITY OTHER 0.2%

Bear Stearns Asset-Backed Securities Trust
5.435% due 11/25/2042 ~	$88	$88

Credit-Based Asset Servicing & Securitization Trust
4.555% due 11/25/2036 ~	9	4

MASTR Asset-Backed Securities Trust
5.260% due 10/25/2034 ~	648	631

Merrill Lynch Mortgage Investors Trust
5.365% due 07/25/2035 ~	438	435

Soundview Home Loan Trust
4.555% due 11/25/2036 ~	129	35

Washington Mutual Asset-Backed Certificates Trust
4.343% due 10/25/2036 •	71	25

		1,218

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OTHER ABS 0.5%

ECMC Group Student Loan Trust
5.204% due 02/27/2068 •	$424	$422

Invitation Homes Trust
4.000% due 09/17/2041	3,195	3,083

Massachusetts Educational Financing Authority
5.768% due 04/25/2038 ~	35	35

Pagaya AI Debt Selection Trust
6.258% due 10/15/2031	642	647

		4,187

Total Asset-Backed Securities (Cost $9,936)		9,804

Total Investments in Securities (Cost $1,623,161)		1,485,390

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 3.2%

SHORT-TERM INSTRUMENTS 3.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.2%

PIMCO Short-Term Floating NAV Portfolio III	2,697,371	$26,256

Total Short-Term Instruments (Cost $26,258)		26,256

Total Investments in Affiliates (Cost $26,258)		26,256

Total Investments 182.5% (Cost $1,649,419)		$1,511,646

Financial Derivative Instruments (e)(g) (0.2)% (Cost or Premiums, net $(1,260))		(1,887)

Other Assets and Liabilities, net (82.3)%		(681,506)

Net Assets 100.0%		$828,253

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	4.460%	03/31/2025	04/01/2025	$(3,315)	$(3,315)
BOO	4.400	03/31/2025	04/01/2025	(5,901)	(5,901)
BOS	4.400	04/01/2025	04/08/2025	(5,916)	(5,916)
BSN	4.430	03/17/2025	04/21/2025	(238,465)	(238,906)
DEU	4.430	04/01/2025	04/03/2025	(21,646)	(21,646)
	4.440	03/19/2025	04/09/2025	(5,793)	(5,802)
	4.450	03/19/2025	04/09/2025	(509)	(510)
JPS	4.430	03/13/2025	04/10/2025	(6,426)	(6,441)
	4.460	04/01/2025	04/08/2025	(3,324)	(3,324)
MSR	4.450	04/01/2025	04/02/2025	(287,961)	(287,961)
	4.480	03/31/2025	04/01/2025	(283,622)	(283,658)
NXN	4.440	03/07/2025	04/17/2025	(68,279)	(68,489)

Total Reverse Repurchase Agreements					$(931,869)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	2.500%	04/01/2055	$100	$(82)	$(83)

Total Short Sales 0.0%				$(82)	$(83)

126	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOM	$0	$(3,315)	$0	$(3,315)	$3,315	$0
BOO	0	(5,901)	0	(5,901)	5,907	6
BOS	0	(5,916)	0	(5,916)	5,907	(9)
BSN	0	(238,906)	0	(238,906)	238,174	(732)
DEU	0	(27,958)	0	(27,958)	6,220	(21,738)
JPS	0	(9,765)	0	(9,765)	6,449	(3,316)
MSR	0	(571,619)	0	(571,619)	292,507	(279,112)
NXN	0	(68,489)	0	(68,489)	68,157	(332)

Total Borrowings and Other Financing Transactions	$0	$(931,869)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(292,875)	$(320,147)	$0	$0	$(613,022)

Total Borrowings	$(292,875)	$(320,147)	$0	$0	$(613,022)

Payable for reverse repurchase agreements(3)					$(613,022)

(d)	Securities with an aggregate market value of $626,654 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(592,209) at a weighted average interest rate of 4.972%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Unsettled reverse repurchase agreements liability of $(318,847) is outstanding at period end.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	11	$11	$(3)	$(1)
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	11	11	(3)	(1)
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	64	64	(18)	(14)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	11	11	(4)	(6)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	11	11	(3)	(5)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	64	64	(20)	(24)

Total Written Options					$(51)	$(51)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2025	24	$2,596	$46	$2	$0
U.S. Treasury 10-Year Note June Futures	06/2025	117	13,013	201	25	0

				$247	$27	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	127

Schedule of Investments	PIMCO Long-Term U.S. Government Fund	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2025	11	$(2,279)	$(16)	$0	$(1)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	1,406	(160,460)	(1,841)	0	(538)
U.S. Treasury Long-Term Bond June Futures	06/2025	900	(105,553)	(1,855)	0	(548)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	232	(28,362)	(326)	0	(243)

				$(4,038)	$0	$(1,330)

Total Futures Contracts				$(3,791)	$27	$(1,330)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	0.400%	Semi-Annual	03/30/2026	$17,040	$30	$774	$804	$2	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	2,900	0	33	33	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	5,900	0	63	63	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	28,800	0	298	298	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	05/31/2028	54,100	0	526	526	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	28,800	0	267	267	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028	28,800	0	264	264	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	2,300	0	11	11	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Annual	10/23/2028	35,100	79	(2,923)	(2,844)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	2.395	Semi-Annual	10/25/2028	38,300	(475)	(1,397)	(1,872)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	13,600	(267)	233	(34)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	1,900	(4)	(12)	(16)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031	52,340	308	(570)	(262)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031	9,590	76	1,641	1,717	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	1,100	0	29	29	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	1,600	0	32	32	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	3,200	0	80	80	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031	6,800	(23)	1,022	999	0	(9)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031	8,260	(158)	(50)	(208)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	2,500	(12)	35	23	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	400	(2)	(1)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	1,200	(5)	(4)	(9)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	2,700	(12)	1	(11)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	2,600	(12)	34	22	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	2,700	(13)	31	18	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	500	(2)	8	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	2,300	(8)	(1)	(9)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	2,200	(9)	15	6	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	790	(4)	11	7	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	4,100	(15)	66	51	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	2,700	(10)	62	52	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	1,100	(4)	31	27	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	2,200	(8)	59	51	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	1,800	(6)	38	32	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	1,200	(4)	26	22	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	300	(1)	6	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	2,000	(8)	43	35	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	1,400	(5)	26	21	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	4,300	(16)	125	109	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	3,900	(15)	148	133	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	1,400	(7)	76	69	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	500	(2)	26	24	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	1,100	(5)	55	50	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	1,200	(5)	59	54	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	3,200	(11)	167	156	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	2,200	(8)	(57)	(65)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034	2,200	(7)	(69)	(76)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034	1,700	(6)	(52)	(58)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034	1,100	(3)	(29)	(32)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034	3,400	(11)	(79)	(90)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034	1,700	(6)	(41)	(47)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034	2,400	(8)	(54)	(62)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034	2,000	(6)	(44)	(50)	6	0

128	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.470%	Annual	11/01/2034	$1,500	$(5)	$(36)	$(41)	$4	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034	1,200	(4)	(32)	(36)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034	1,600	(6)	(31)	(37)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034	2,600	(9)	(46)	(55)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	3,600	(14)	36	22	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034	3,100	(14)	16	2	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035	2,200	(7)	36	29	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	3,700	(10)	42	32	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035	1,600	(4)	30	26	5	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035	4,800	(13)	108	95	15	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035	1,000	(3)	29	26	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	1,200	(5)	(7)	(12)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	500	(2)	(4)	(6)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	800	(3)	(4)	(7)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035	2,200	(7)	(17)	(24)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	1,100	(3)	(10)	(13)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	1,600	(5)	(17)	(22)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	3,200	(9)	(23)	(32)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049	1,800	0	151	151	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049	4,100	0	280	280	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049	900	0	52	52	0	(6)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/15/2052	9,790	(185)	(102)	(287)	0	(73)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053	1,250	(7)	5	(2)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	5,700	(99)	2,207	2,108	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053	4,300	(20)	422	402	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.956	Annual	11/15/2054	5,300	0	(142)	(142)	0	(42)
Receive	1-Day USD-SOFR Compounded-OIS	3.814	Annual	02/15/2055	7,000	0	(18)	(18)	0	(55)
Receive	1-Day USD-SOFR Compounded-OIS	3.846	Annual	02/15/2055	1,200	0	(10)	(10)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.872	Annual	02/15/2055	3,500	0	(46)	(46)	0	(28)

Total Swap Agreements						$(1,124)	$3,905	$2,781	$161	$(614)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$27	$161	$188		$(51)	$(1,330)	$(614)	$(1,995)

(f)

Securities with an aggregate market value of $11,590 and cash of $7,399 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715%	04/24/2025	3,500	$(13)	$(25)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	3,500	(13)	(5)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	1,900	(8)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	1,900	(9)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	1,500	(6)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	1,500	(6)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	1,400	(5)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	1,400	(5)	(2)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	2,200	(10)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	2,200	(10)	(2)

Total Written Options							$(85)	$(80)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	129

Schedule of Investments	PIMCO Long-Term U.S. Government Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
FAR	$0	$0	$0	$0	$0	$(30)	$0	$(30)	$(30)	$0	$(30)
GLM	0	0	0	0	0	(36)	0	(36)	(36)	0	(36)
MYC	0	0	0	0	0	(14)	0	(14)	(14)	0	(14)

Total Over the Counter	$0	$0	$0	$0	$0	$(80)	$0	$(80)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$27	$27
Swap Agreements	0	0	0	0	161	161

	$0	$0	$0	$0	$188	$188

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$51	$51
Futures	0	0	0	0	1,330	1,330
Swap Agreements	0	0	0	0	614	614

	$0	$0	$0	$0	$1,995	$1,995

Over the counter
Written Options	$0	$0	$0	$0	$80	$80

	$0	$0	$0	$0	$2,075	$2,075

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$163	$163
Futures	0	0	0	0	1,743	1,743
Swap Agreements	0	0	0	0	4,098	4,098

	$0	$0	$0	$0	$6,004	$6,004

Over the counter
Written Options	$0	$0	$0	$0	$1,275	$1,275

	$0	$0	$0	$0	$7,279	$7,279

130	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(6)	$(6)
Futures	0	0	0	0	(1,289)	(1,289)
Swap Agreements	0	0	0	0	(575)	(575)

	$0	$0	$0	$0	$(1,870)	$(1,870)

Over the counter
Written Options	$0	$0	$0	$0	$(97)	$(97)

	$0	$0	$0	$0	$(1,967)	$(1,967)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$2,816	$0	$2,816
U.S. Government Agencies	0	159,479	0	159,479
U.S. Treasury Obligations	0	1,292,800	0	1,292,800
Non-Agency Mortgage-Backed Securities	0	20,491	0	20,491
Asset-Backed Securities
Automobile Sequential	0	4,399	0	4,399
Home Equity Other	0	1,218	0	1,218
Other ABS	0	4,187	0	4,187

	$0	$1,485,390	$0	$1,485,390

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$26,256	$0	$0	$26,256

Total Investments	$26,256	$1,485,390	$0	$1,511,646

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(83)	$0	$(83)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$188	$0	$188

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,995)	0	(1,995)
Over the counter	0	(80)	0	(80)

	$0	$(2,075)	$0	$(2,075)

Total Financial Derivative Instruments	$0	$(1,887)	$0	$(1,887)

Totals	$26,256	$1,483,420	$0	$1,509,676

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	131

Schedule of Investments	PIMCO Low Duration Opportunities Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 143.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

IRB Holding Corp.
6.825% due 12/15/2027 •		$193	$	192

Lifepoint Health, Inc.
7.817% due 05/19/2031 ~		100		96

Total Loan Participations and Assignments (Cost $293)				288

CORPORATE BONDS & NOTES 23.2%

BANKING & FINANCE 13.9%

AerCap Ireland Capital DAC
2.450% due 10/29/2026		200		193

American Assets Trust LP
3.375% due 02/01/2031		200		176

American Tower Corp.
2.300% due 09/15/2031		200		171

Athene Global Funding
3.534% due 02/23/2027 ~	EUR	100		109

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$6		6
4.950% due 01/15/2028		100		100
5.375% due 05/30/2030		100		100

Barclays PLC
4.972% due 05/16/2029 •		700		702

BGC Group, Inc.
6.150% due 04/02/2030 (a)		100		100

BNP Paribas SA
1.904% due 09/30/2028 •		300		280
2.871% due 04/19/2032 •		200		176
7.000% due 08/16/2028 •(d)(e)		300		304

BPCE SA
6.612% due 10/19/2027 •		550		565

Brixmor Operating Partnership LP
2.250% due 04/01/2028		200		186

Capital One Financial Corp.
6.183% due 01/30/2036 ~		100		100

CIMA Finance DAC
2.950% due 09/05/2029		142		130

Corebridge Financial, Inc.
3.900% due 04/05/2032		200		185

Credit Suisse AG AT1 Claim		500		60

Crown Castle, Inc.
3.100% due 11/15/2029		200		184

Deutsche Bank AG
1.625% due 01/20/2027	EUR	200		212
1.750% due 11/19/2030 ~		200		199
3.729% due 01/14/2032 •		$200		180

Equinix, Inc.
3.900% due 04/15/2032		200		187

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		300		296

Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		300		295
5.798% due 08/10/2026 •		400		402

HSBC Holdings PLC
4.292% due 09/12/2026 •		300		299
5.210% due 08/11/2028 •		100		101

ING Groep NV
2.727% due 04/01/2032 •		400		353
4.017% due 03/28/2028 •		200		198

Intesa Sanpaolo SpA
7.750% due 01/11/2027 ~(d)(e)	EUR	200		228

JPMorgan Chase & Co.
2.947% due 02/24/2028 •		$200		194
2.963% due 01/25/2033 •		200		177
6.070% due 10/22/2027 •		200		205

Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025	EUR	63		67

Lazard Group LLC
4.500% due 09/19/2028		$800		792

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Lloyds Banking Group PLC
3.750% due 03/18/2028 •		$200	$	197
4.716% due 08/11/2026 •		200		200
5.462% due 01/05/2028 •		300		304

LPL Holdings, Inc.
5.200% due 03/15/2030		100		100

Mizuho Financial Group, Inc.
3.261% due 05/22/2030 •		200		188
5.098% due 05/13/2031 ~		200		202

National Health Investors, Inc.
3.000% due 02/01/2031		200		173

Nationwide Building Society
4.302% due 03/08/2029 •		300		296

NatWest Group PLC
4.800% due 04/05/2026		500		502

Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		200		193

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		950		924

Starwood Property Trust, Inc.
6.500% due 10/15/2030 (a)		50		50

Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031		200		171

UBS Group AG
4.550% due 04/17/2026		500		500
6.537% due 08/12/2033 •		250		268

VICI Properties LP
4.750% due 04/01/2028 (a)		100		100
5.125% due 11/15/2031		100		99

Wells Fargo & Co.
3.000% due 04/22/2026		300		295
3.526% due 03/24/2028 •		400		392

				13,366

INDUSTRIALS 7.3%

AbbVie, Inc.
4.800% due 03/15/2029		200		203

Air Canada
4.625% due 08/15/2029	CAD	200		137

American Airlines Pass-Through Trust
3.250% due 04/15/2030		$62		58
3.375% due 11/01/2028		157		153

American Airlines, Inc.
5.500% due 04/20/2026		83		83
5.750% due 04/20/2029		100		98

Amgen, Inc.
2.450% due 02/21/2030		200		181

Bio-Rad Laboratories, Inc.
3.300% due 03/15/2027		200		195

BMW U.S. Capital LLC
4.750% due 03/21/2028		100		100

Centene Corp.
3.000% due 10/15/2030		200		175

Charter Communications Operating LLC
3.500% due 06/01/2041		100		69

Constellation Brands, Inc.
4.750% due 05/09/2032		300		293

Coty, Inc.
3.875% due 04/15/2026	EUR	100		108
4.750% due 01/15/2029		$200		194
5.000% due 04/15/2026		56		56

Embraer Netherlands Finance BV
5.980% due 02/11/2035		100		102

FactSet Research Systems, Inc.
3.450% due 03/01/2032		200		180

Flora Food Management BV
6.875% due 07/02/2029	EUR	200		220

Frontier Communications Holdings LLC
8.750% due 05/15/2030		$200		211

Grifols SA
3.875% due 10/15/2028	EUR	200		199

Haleon U.S. Capital LLC
3.375% due 03/24/2027		$250		245

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Harbour Energy PLC
6.327% due 04/01/2035 (a)		$100	$	100

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		100		88
3.750% due 05/01/2029		200		187

Humana, Inc.
4.875% due 04/01/2030		200		199

Hyatt Hotels Corp.
5.050% due 03/30/2028		150		151

Marriott International, Inc.
2.850% due 04/15/2031		200		178

Mars, Inc.
5.000% due 03/01/2032		100		100

Mitchells & Butlers Finance PLC
6.013% due 12/15/2030	GBP	106		137

National Fuel Gas Co.
5.500% due 03/15/2030		$100		102

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		200		198
4.810% due 09/17/2030		200		190

Petroleos Mexicanos
6.700% due 02/16/2032		199		175

Prosus NV
3.680% due 01/21/2030		200		185

Sands China Ltd.
2.850% due 03/08/2029		200		181

T-Mobile USA, Inc.
3.875% due 04/15/2030		200		192

TEGNA, Inc.
4.625% due 03/15/2028		200		190

United Airlines Pass-Through Trust
5.875% due 04/15/2029		85		87

United Airlines, Inc.
4.375% due 04/15/2026		100		98
4.625% due 04/15/2029		300		284

Virgin Media Secured Finance PLC
5.250% due 05/15/2029	GBP	100		120

Volkswagen Group of America Finance LLC
5.650% due 03/25/2032		$200		199

Wynn Macau Ltd.
5.500% due 01/15/2026		400		398

				6,999

UTILITIES 2.0%

Boston Gas Co.
3.757% due 03/16/2032		100		91

BP Capital Markets BV
3.360% due 09/12/2031	EUR	200		215

Dominion Energy, Inc.
3.375% due 04/01/2030		$200		187

Edison International
6.250% due 03/15/2030		100		102

Enel Finance International NV
5.125% due 06/26/2029		300		303

EPH Financing International AS
6.651% due 11/13/2028	EUR	100		117

Georgia Power Co.
4.700% due 05/15/2032		$300		297

Pacific Gas & Electric Co.
3.250% due 06/01/2031		200		178
4.400% due 03/01/2032		200		187

Public Service Enterprise Group, Inc.
4.900% due 03/15/2030		100		101

Southern California Gas Co.
2.950% due 04/15/2027		200		194

				1,972

Total Corporate Bonds & Notes (Cost $22,980)				22,337

132	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.2%

CALIFORNIA 0.2%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.587% due 06/01/2029		$200	$	184

Total Municipal Bonds & Notes (Cost $200)				184

U.S. GOVERNMENT AGENCIES 63.2%

Fannie Mae
4.586% due 03/25/2034 •		2		2
5.354% due 04/25/2032 •		1		1

Uniform Mortgage-Backed Security
4.000% due 04/01/2048		367		346

Uniform Mortgage-Backed Security, TBA
2.500% due 05/01/2055		100		83
3.000% due 05/01/2055		5,100		4,419
3.500% due 05/01/2055		7,400		6,670
4.000% due 05/01/2055		1,400		1,303
4.500% due 05/01/2055		2,900		2,773
5.000% due 05/01/2055		25,600		25,070
5.500% due 05/01/2055		3,900		3,892
6.000% due 06/01/2055		16,200		16,423

Total U.S. Government Agencies (Cost $60,841)				60,982

U.S. TREASURY OBLIGATIONS 11.6%

U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2032		2,623		2,450
1.125% due 01/15/2033 (j)		1,813		1,738
1.750% due 01/15/2034 (j)		103		103
1.875% due 07/15/2034		2,075		2,095

U.S. Treasury Notes
4.250% due 11/15/2034		4,200		4,213
4.875% due 04/30/2026 (j)		600		605

Total U.S. Treasury Obligations (Cost $11,015)				11,204

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ		88		58

Banc of America Funding Trust
6.965% due 06/20/2032 ~		11		11

Bear Stearns Adjustable Rate Mortgage Trust
5.852% due 02/25/2034 •		12		12

Bear Stearns ALT-A Trust
4.690% due 05/25/2036 •		495		238

Countrywide Alternative Loan Trust
6.000% due 01/25/2036		264		183

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.421% due 10/25/2037 •		196		115

CSAB Mortgage-Backed Trust
4.575% due 11/25/2036 •		845		116

EMF-NL Prime BV
3.548% due 04/17/2041 •	EUR	7		8

GSR Mortgage Loan Trust
5.058% due 06/25/2034 ~		$8		8
5.750% due 01/25/2037		9		5

HarborView Mortgage Loan Trust
4.335% due 06/19/2036 ~		98		40

MASTR Adjustable Rate Mortgages Trust
7.141% due 05/25/2034 ~		23		22

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.294% due 08/15/2032 •		26		25

Residential Accredit Loans, Inc. Trust
6.202% due 09/25/2037 •		327		217

Residential Asset Securitization Trust
6.000% due 07/25/2037		194		72

Structured Asset Mortgage Investments Trust
4.931% due 07/19/2035 ~		13		13

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

WaMu Mortgage Pass-Through Certificates Trust
4.041% due 03/25/2037 ~		$286	$	245
6.035% due 08/25/2042 •		7		6

Total Non-Agency Mortgage-Backed Securities (Cost $2,200)				1,394

ASSET-BACKED SECURITIES 8.9%

CMBS OTHER 1.2%

AREIT Trust
6.561% due 06/17/2039 ~		462		463

FS Rialto Issuer LLC
6.245% due 01/19/2039 ~		172		172

TPG Real Estate Finance Issuer Ltd.
5.969% due 02/15/2039 •		483		481

				1,116

HOME EQUITY OTHER 4.9%

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.140% due 11/25/2035 •		110		108
5.455% due 09/25/2034 •		65		65

Bear Stearns Asset-Backed Securities Trust
4.895% due 02/25/2037 ~		545		529

CIT Mortgage Loan Trust
6.685% due 10/25/2037 •		304		308

Countrywide Asset-Backed Certificates Trust
4.635% due 06/25/2047 ~		338		298
5.175% due 08/25/2047 •		92		89

Fremont Home Loan Trust
4.575% due 01/25/2037 ~		466		244

HSI Asset Securitization Corp. Trust
5.215% due 01/25/2036 •		400		344

IXIS Real Estate Capital Trust
4.895% due 01/25/2037 •		109		37

Morgan Stanley ABS Capital, Inc. Trust
4.735% due 09/25/2036 •		627		217
4.975% due 12/25/2034 •		231		218

Residential Asset Securities Corp. Trust
4.955% due 07/25/2036 •		985		872
5.035% due 02/25/2036 •		187		186

Saxon Asset Securities Trust
4.745% due 09/25/2037 ~		177		170

SG Mortgage Securities Trust
4.855% due 10/25/2036 •		700		527

Soundview Home Loan Trust
4.635% due 06/25/2037 •		461		313

WaMu Asset-Backed Certificates WaMu Trust
4.660% due 05/25/2037 •		265		247

				4,772

OTHER ABS 2.8%

Aurium CLO DAC
3.491% due 01/16/2031 •	EUR	298		322

Blackrock European CLO DAC
3.405% due 10/15/2031 •		336		364

Crestline Denali CLO Ltd.
5.585% due 04/20/2030 ~		$73		73

Elevation CLO Ltd.
5.512% due 10/25/2030 •		16		16

Harvest CLO DAC
3.635% due 01/15/2032 •	EUR	480		519

Jubilee CLO DAC
3.435% due 04/15/2031 •		486		522

KKR CLO Ltd.
5.699% due 10/15/2030 •		$108		109

Mountain View CLO LLC
5.609% due 01/16/2031 •		115		115

Sierra Madre Funding Ltd.
4.828% due 09/07/2039 •		630		375

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Sound Point CLO Ltd.
5.542% due 07/25/2030 •		$34	$	34

Venture CLO Ltd.
5.605% due 07/20/2030 •		289		289

				2,738

Total Asset-Backed Securities (Cost $8,821)				8,626

SOVEREIGN ISSUES 10.1%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (b)	BRL	17,073		2,792

Israel Government International Bond
5.375% due 03/12/2029		$200		202
5.625% due 02/19/2035		200		199

Japan Government International Bond
2.000% due 12/20/2044	JPY	110,000		711
2.200% due 03/20/2064		49,000		291
2.300% due 12/20/2054		80,000		514

Mexico Government International Bond
5.400% due 02/09/2028		$200		202

Peru Government International Bond
5.400% due 08/12/2034	PEN	1,100		273
5.940% due 02/12/2029		300		85
6.150% due 08/12/2032		2,600		711
6.900% due 08/12/2037		500		135
6.950% due 08/12/2031		3,100		902
7.300% due 08/12/2033		2,600		748

Republic of Poland Government International Bond
4.625% due 03/18/2029		$200		200

Republic of South Africa Government International Bond
4.850% due 09/30/2029		400		377
7.000% due 02/28/2031	ZAR	2,300		111
8.000% due 01/31/2030		10,100		528
8.250% due 03/31/2032		2,200		110
8.500% due 01/31/2037		7,900		358
9.000% due 01/31/2040		2,600		117

Romania Government International Bond
1.750% due 07/13/2030	EUR	200		181

Total Sovereign Issues (Cost $9,606)				9,747

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

AGFC Capital Trust
6.314% due 01/15/2067 ~		100,000		71

Nationwide Building Society ~(d)		250		42

Total Preferred Securities (Cost $107)				113

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 24.0%

COMMERCIAL PAPER 2.6%

Alimentation Couche-Tard, Inc.
4.570% due 04/10/2025		$250		250

Bacardi-Martini BV
4.730% due 04/17/2025		250		249

Broadcom, Inc.
4.560% due 04/03/2025		250		250

Canadian Natural Resources Ltd.
4.950% due 04/25/2025		250		249

CBRE Services, Inc.
4.720% due 04/17/2025		250		250

HA Sustainable Infrastructure Capital, Inc.
5.150% due 04/24/2025		250		249

Jabil, Inc.
4.820% due 04/11/2025		250		250

Jones Lang LaSalle Finance BV
4.750% due 04/22/2025		250		249

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	133

Schedule of Investments	PIMCO Low Duration Opportunities Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Marsh & McLennan Cos, Inc.
4.630% due 04/21/2025	$250	$	249

Targa Resources Corp.
4.700% due 04/01/2025	300		300

			2,545

	SHARES
MUTUAL FUNDS 0.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (f)	267,301		267

REPURCHASE AGREEMENTS (g) 21.1%
			20,400

Total Short-Term Instruments (Cost $23,212)			23,212

Total Investments in Securities (Cost $139,275)			138,087

	SHARES		MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 17.8%

SHORT-TERM INSTRUMENTS 17.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.8%

PIMCO Short Asset Portfolio	447,038	$	4,377

PIMCO Short-Term Floating NAV Portfolio III	1,316,251		12,812

Total Short-Term Instruments (Cost $17,179)			17,189

Total Investments in Affiliates (Cost $17,179)			17,189

Total Investments 160.9% (Cost $156,454)		$	155,276

Financial Derivative Instruments (h)(i) (0.2)% (Cost or Premiums, net $(498))			(177)

Other Assets and Liabilities, net (60.7)%			(58,614)

Net Assets 100.0%		$	96,485

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC STR	4.360%	03/31/2025	04/01/2025	$20,400	U.S. Treasury Inflation Protected Securities 2.375% due 02/15/2055	$(20,808)	$20,400	$20,402

Total Repurchase Agreements						$(20,808)	$20,400	$20,402

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	05/01/2055	$4,400	$(3,487)	$(3,498)

Total Short Sales (3.6)%				$(3,487)	$(3,498)

134	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC STR	$20,402	$0	$0	$20,402	$(20,808)	$(406)

Total Borrowings and Other Financing Transactions	$20,402	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	2	$2	$0	$0
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	2	2	0	0
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	2	2	(1)	0
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	2	2	(1)	(1)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	2	2	(1)	(1)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	2	2	(1)	(1)

Total Written Options					$(4)	$(3)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	11	$2,650	$(7)	$0	$0
3-Month SOFR Active Contract June Futures	09/2025	11	2,638	(11)	0	(1)
3-Month SOFR Active Contract June Futures	09/2026	11	2,655	(5)	0	0
3-Month SOFR Active Contract March Futures	06/2025	11	2,631	(8)	0	0
3-Month SOFR Active Contract March Futures	06/2026	11	2,654	(6)	0	0
3-Month SOFR Active Contract September Futures	12/2025	11	2,645	(9)	0	0
Long Gilt June Futures	06/2025	7	829	(8)	8	0
U.S. Treasury 5-Year Note June Futures	06/2025	3	324	5	0	0

				$(49)	$8	$(1)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-BOBL June Futures	06/2025	3	$(382)	$4	$0	$(1)
Euro-Bund June Futures	06/2025	22	(3,065)	63	1	(12)
Euro-Schatz June Futures	06/2025	7	(810)	0	0	(1)
Japan Government 10-Year Bond June Futures	06/2025	5	(4,614)	(25)	0	(34)
U.S. Treasury 2-Year Note June Futures	06/2025	10	(2,072)	(13)	0	0
U.S. Treasury 10-Year Note June Futures	06/2025	81	(9,009)	(106)	0	(1)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	59	(6,733)	(79)	0	(5)
U.S. Treasury Long-Term Bond June Futures	06/2025	13	(1,525)	(24)	0	(2)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	13	(1,589)	(33)	0	(6)

				$(213)	$1	$(62)

Total Futures Contracts				$(262)	$9	$(63)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	135

Schedule of Investments	PIMCO Low Duration Opportunities Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2025	0.188%	$	300	$60	$(49)	$11	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2026	0.471		300	(1)	4	3	0	0

							$59	$(45)	$14	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-40 5-Year Index	(1.000)%	Quarterly	12/20/2028	$200	$(5)	$2	$(3)	$0	$0
CDX.HY-41 5-Year Index	(5.000)	Quarterly	12/20/2028	792	(47)	(1)	(48)	0	0

					$(52)	$1	$(51)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-43 5-Year Index	1.000%	Quarterly	06/20/2030	$	200	$(7)	$0	$(7)	$0	$0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		100	2	0	2	0	0
CDX.iTraxx Crossover 42 05-Year Index	5.000	Quarterly	06/20/2030	EUR	450	41	(5)	36	0	(3)

						$36	$(5)	$31	$0	$(3)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	6,100	$(167)	$(14)	$(181)	$27	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/10/2026	$	9,900	11	(12)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.640	Semi-Annual	02/18/2026		4,100	(2)	(147)	(149)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		2,000	(32)	(55)	(87)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		3,200	7	(14)	(7)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		1,200	0	10	10	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030		800	0	6	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030		700	0	5	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		200	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		500	0	1	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		200	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		500	0	0	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		300	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		200	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031		1,260	9	217	226	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		1,600	(2)	0	(2)	0	(3)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.798	Annual	12/31/2031		4,200	0	(32)	(32)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		2,030	35	(16)	19	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		3,900	(58)	70	12	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		100	0	(1)	(1)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.800	Annual	07/14/2044		110	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		2,900	605	451	1,056	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		580	31	163	194	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053		500	165	13	178	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053		300	97	8	105	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		300	17	88	105	0	(2)
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027	BRL	4,400	0	(33)	(33)	1	0
Pay	1-Year BRL-CDI	11.566	Maturity	01/04/2027		23,300	0	(168)	(168)	7	0

136	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	11.691%	Maturity	01/04/2027	BRL	13,200	$0	$91	$91	$0	$(4)
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029	EUR	90	0	3	3	0	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		200	0	9	9	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034	AUD	4,800	8	48	56	24	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030	EUR	400	(6)	3	(3)	1	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		90	0	1	1	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(4)	(4)	1	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(2)	(2)	1	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	0	0	0	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		4,680	(200)	12	(188)	20	0
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		1,110	92	(2)	90	0	(9)

							$608	$698	$1,306	$82	$(70)

Total Swap Agreements							$651	$649	$1,300	$82	$(73)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value		Variation Margin Liability				Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$9	$82	$91		$(3)		$(63)		$(73)	$(139)

Cash of $2,038 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025		$1,211	AUD	1,914	$0	$(15)
	04/2025		46	JPY	6,947	0	0
	04/2025		68	SGD	91	0	0
	05/2025	AUD	1,914		$1,211	15	0
	05/2025	CNH	917		125	0	(1)
	05/2025	JPY	3,644		24	0	0
	05/2025	SGD	91		68	0	0
	05/2025		$499	CNH	3,614	0	(1)
	06/2025	CNH	2,161		$296	0	(3)
	06/2025		$304	CNH	2,194	0	(1)
	07/2025	CNH	1,799		$250	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	137

Schedule of Investments	PIMCO Low Duration Opportunities Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2025	CNH	1,799		$249	$0	$(1)

BOA	04/2025	IDR	13,027,665		788	5	0
	04/2025		$787	IDR	13,027,665	0	(4)
	04/2025		256	KRW	375,949	0	(1)
	05/2025	CNH	897		$123	0	(1)
	05/2025	IDR	551,927		33	0	0
	05/2025		$33	INR	2,812	0	0
	06/2025	CNH	1,234		$170	0	(1)
	06/2025	KRW	374,534		256	1	0
	06/2025		$149	CNH	1,076	0	0
	08/2025	CNH	726		$101	1	0
	08/2025	TWD	42		1	0	0

BPS	04/2025	AUD	412		261	3	0
	04/2025	BRL	10,644		1,854	0	(11)
	04/2025	EUR	3,195		3,351	0	(105)
	04/2025	GBP	109		138	0	(3)
	04/2025	IDR	10,986,068		662	2	0
	04/2025	ILS	160		43	0	0
	04/2025	KRW	720,977		500	11	0
	04/2025	SGD	208		156	1	0
	04/2025	TWD	57,792		1,761	21	0
	04/2025		$1,849	BRL	10,644	16	(1)
	04/2025		113	GBP	88	0	0
	04/2025		982	IDR	16,099,654	0	(15)
	04/2025		311	INR	27,030	5	0
	04/2025		226	JPY	33,669	0	(1)
	04/2025		304	KRW	442,431	0	(4)
	04/2025		941	TWD	30,927	0	(10)
	04/2025	ZAR	2,366		$129	0	0
	05/2025	CNH	3,347		461	0	(1)
	05/2025	IDR	1,610,783		97	0	0
	05/2025	JPY	1,301		9	0	0
	05/2025		$296	BRL	1,703	0	0
	05/2025		100	GBP	77	0	0
	05/2025		247	IDR	4,101,334	0	(1)
	05/2025		295	INR	25,266	0	0
	05/2025		56	SGD	75	0	0
	06/2025	CNH	2,491		$342	0	(3)
	06/2025	KRW	28,938		20	1	0
	06/2025		$459	PLN	1,782	2	(2)
	07/2025	TWD	8,020		$247	4	0
	08/2025		6,483		199	2	0
	10/2025	BRL	6,400		1,072	1	(2)

BRC	04/2025	INR	737		8	0	0
	04/2025	PEN	2,766		757	4	0
	04/2025	TRY	2,947		76	0	(1)
	04/2025		$120	IDR	1,963,036	0	(2)
	04/2025		761	PEN	2,766	0	(8)
	04/2025		100	SGD	133	0	(1)
	04/2025		423	TRY	16,309	0	(4)
	05/2025		361		14,096	0	(10)
	06/2025	TRY	12,224		$291	0	(2)
	06/2025		$28	PLN	110	0	0
	06/2025		215	TRY	8,552	0	(10)
	09/2025	PEN	2,776		$761	8	0

BSH	04/2025	AUD	1,502		952	13	0
	04/2025	PEN	2,908		767	0	(24)
	04/2025		$232	JPY	34,871	0	0
	05/2025	JPY	34,753		$232	0	0
	06/2025		$198	PLN	763	0	(1)

CBK	04/2025	BRL	3,344		$587	1	0
	04/2025	CAD	573		400	2	0
	04/2025	CHF	87		99	1	0
	04/2025	IDR	5,070,511		306	1	0
	04/2025	ILS	744		204	4	0
	04/2025	INR	9,586		112	0	0
	04/2025	PEN	3,903		1,047	0	(15)
	04/2025	TWD	33,436		1,021	14	0
	04/2025		$582	BRL	3,344	4	0

138	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$2,103	CAD	2,996	$0	$(21)
	04/2025		438	IDR	7,209,438	0	(6)
	04/2025		144	INR	12,397	0	0
	04/2025		22	KRW	32,181	0	0
	04/2025		1,178	PEN	4,306	0	(6)
	04/2025		1,235	TWD	40,463	0	(16)
	05/2025	CAD	2,991		$2,103	21	0
	05/2025	IDR	1,878,288		113	1	0
	05/2025		$246	IDR	4,091,131	0	(1)
	06/2025	CNH	729		$101	0	0
	06/2025	KRW	1,250,231		871	20	0
	06/2025	PEN	460		125	0	0
	07/2025	TWD	14,032		431	6	0
	07/2025		$588	BRL	3,410	0	(2)
	08/2025	PEN	1,590		$430	0	(1)
	08/2025	TWD	15,647		480	5	0
	09/2025	PEN	2,155		586	2	(1)

DUB	04/2025	ILS	751		207	4	0
	04/2025	JPY	202,200		1,374	26	0
	04/2025	NZD	77		44	0	0
	04/2025		$236	IDR	3,914,530	0	(1)
	04/2025		49	INR	4,210	0	0
	04/2025		45	NZD	77	0	(1)
	04/2025		35	SGD	46	0	0
	05/2025	IDR	239,808		$14	0	0
	05/2025	NZD	77		45	1	0
	05/2025	SGD	46		35	0	0
	06/2025	KRW	1,071,659		746	17	0

FAR	04/2025	BRL	2,476		431	0	(3)
	04/2025	CHF	1,278		1,434	0	(11)
	04/2025	ILS	838		231	5	0
	04/2025		$431	BRL	2,476	3	0
	04/2025		334	JPY	50,053	1	(1)
	04/2025		16	TWD	536	0	0
	05/2025	JPY	24,864		$166	0	(1)
	05/2025		$127	CNH	918	0	(1)
	06/2025		431	BRL	2,507	3	0
	06/2025		375	PLN	1,448	0	(2)
	07/2025	CNH	915		$127	1	0

GLM	04/2025	BRL	19,328		3,405	30	(13)
	04/2025	IDR	2,836,333		171	1	0
	04/2025	KRW	45,492		31	0	0
	04/2025	PEN	412		109	0	(3)
	04/2025	SGD	10		7	0	0
	04/2025	TRY	360		9	0	0
	04/2025		$3,352	BRL	19,328	35	0
	04/2025		267	IDR	4,392,015	0	(3)
	04/2025		265	KRW	388,743	0	(1)
	05/2025	CNH	872		$119	0	(1)
	05/2025	IDR	902,546		54	0	0
	05/2025		$171	IDR	2,838,895	0	(1)
	06/2025	CNH	1,042		$144	0	0
	06/2025	KRW	343,589		235	1	0
	06/2025		$40	CNH	295	0	0
	06/2025		31	KRW	45,337	0	0
	06/2025		249	PLN	961	0	(1)
	07/2025	TWD	3,315		$102	2	0
	09/2025	PEN	641		175	1	0
	10/2025	BRL	10,673		1,755	0	(36)

JPM	04/2025		1,373		240	0	(1)
	04/2025	IDR	79,154		5	0	0
	04/2025	ILS	938		258	5	0
	04/2025	TRY	695		17	0	(1)
	04/2025	TWD	4,433		135	2	0
	04/2025		$239	BRL	1,373	2	0
	04/2025		3,655	EUR	3,388	9	0
	04/2025		47	IDR	776,938	0	(1)
	04/2025		84	INR	7,243	1	0
	04/2025		232	JPY	34,630	0	(1)
	04/2025		22	KRW	32,167	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	139

Schedule of Investments	PIMCO Low Duration Opportunities Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$859	TWD	28,279	$0	$(7)
	04/2025	ZAR	1,284		$70	0	0
	05/2025	CNH	932		128	0	(1)
	05/2025	EUR	3,342		3,611	0	(9)
	05/2025	IDR	619,627		37	0	0
	05/2025	JPY	7,662		51	0	0
	05/2025		$468	CNH	3,390	1	0
	05/2025		52	TRY	2,316	6	0
	06/2025	CNH	453		$62	0	(1)
	06/2025		$122	MXN	2,456	0	(3)
	06/2025		564	PLN	2,187	1	(2)
	07/2025	CNH	1,733		$240	0	0
	07/2025	TWD	8,119		250	4	0
	07/2025		$222	BRL	1,298	1	0
	08/2025	CNH	1,641		$228	0	(1)
	08/2025	TWD	24,828		759	5	0

MBC	04/2025	CHF	445		503	0	0
	04/2025	EUR	193		209	1	0
	04/2025	SGD	37		28	0	0
	04/2025	TWD	6,906		213	6	0
	04/2025		$2,047	CHF	1,809	0	(3)
	04/2025		106	GBP	82	0	0
	04/2025		114	INR	9,917	2	0
	04/2025		225	TWD	7,393	0	(2)
	04/2025	ZAR	3,628		$199	1	0
	05/2025	CHF	1,802		2,047	3	0
	05/2025	CNH	1,655		228	0	0
	05/2025	IDR	362,084		22	0	0
	05/2025	JPY	44,300		295	0	(1)
	05/2025		$231	CNH	1,672	0	0
	06/2025	KRW	184,345		$128	3	0
	06/2025		$86	PLN	333	0	(1)
	07/2025	CNH	831		$115	0	0
	07/2025	TWD	3,807		117	2	0
	08/2025	CNH	5,900		822	3	(1)
	08/2025	TWD	3,542		108	1	0

MYI	04/2025	CAD	2,424		1,703	18	0
	04/2025	SGD	15		12	0	0
	04/2025		$505	ZAR	9,235	0	(2)
	05/2025	IDR	360,421		$22	0	0
	06/2025	CNH	500		69	0	0
	06/2025		$20	PLN	79	0	0

NGF	06/2025	KRW	440,256		$309	9	0

SCX	04/2025	BRL	12,907		2,208	0	(54)
	04/2025	TWD	3,658		113	3	0
	04/2025		$2,248	BRL	12,907	14	0
	04/2025		150	IDR	2,445,821	0	(3)
	04/2025		114	JPY	16,914	0	(2)
	04/2025		22	KRW	32,133	0	0
	04/2025		65	TWD	2,136	0	(1)
	05/2025	CNH	1,547		$215	1	0
	05/2025	IDR	141,377		9	0	0
	05/2025	JPY	2,008		13	0	0
	06/2025	CNH	364		50	0	0
	06/2025		$2,208	BRL	13,071	53	0
	08/2025	TWD	2,118		$65	1	0

SSB	04/2025	GBP	61		79	0	0
	04/2025	TWD	4,792		147	3	0
	05/2025		$79	GBP	61	0	0

UAG	04/2025	IDR	715,466		$43	0	0
	04/2025		$43	IDR	715,466	0	0
	04/2025		166	JPY	24,684	0	(1)
	05/2025		43	IDR	716,472	0	0
	06/2025		28	PLN	108	0	0

Total Forward Foreign Currency Contracts						$490	$(499)

140	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	17,500	$94	$69

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	08/01/2025	15,300	93	37

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.808	07/31/2034	500	44	38
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.808	07/31/2034	500	44	47

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.800	07/12/2034	1,100	95	83
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.800	07/12/2034	1,100	95	104

Total Purchased Options							$465	$378

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400%	04/07/2025	100	$0	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	100	0	0

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	17,500	(36)	(20)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	17,500	(59)	(37)

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.750	08/01/2025	15,300	(35)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.250	08/01/2025	15,300	(58)	(14)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	200	(1)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/30/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	100	0	0

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	100	0	0

NGF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.530	04/17/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/17/2025	100	0	0

Total Written Options							$(195)	$(82)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BRC	ABX.HE.AAA.7-1 Index «	(0.090)%	Monthly	08/25/2037	$47	$31	$(25)	$6	$0

GST	ABX.HE.AAA.7-1 Index «	(0.090)	Monthly	08/25/2037	141	93	(73)	20	0

MYC	ABX.HE.AAA.7-1 Index «	(0.090)	Monthly	08/25/2037	234	154	(121)	33	0

						$278	$(219)	$59	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
JPM	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$6,060	$(1,647)	$1,171	$0	$(476)

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	600	(21)	22	1	0

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(11)	11	0	0

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(14)	14	0	0

						$(1,693)	$1,218	$1	$(476)

Total Swap Agreements						$(1,415)	$999	$60	$(476)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	141

Schedule of Investments	PIMCO Low Duration Opportunities Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$15	$0	$0	$15	$(22)	$0	$0	$(22)	$(7)	$0	$(7)
BOA	7	0	0	7	(7)	0	0	(7)	0	0	0
BPS	69	0	0	69	(159)	0	0	(159)	(90)	0	(90)
BRC	12	0	6	18	(38)	0	0	(38)	(20)	40	20
BSH	13	0	0	13	(25)	0	0	(25)	(12)	0	(12)
CBK	82	0	0	82	(69)	0	0	(69)	13	0	13
DUB	48	69	0	117	(2)	(57)	0	(59)	58	0	58
FAR	13	37	0	50	(19)	(21)	0	(40)	10	0	10
GLM	70	0	0	70	(59)	(3)	0	(62)	8	(30)	(22)
GST	0	0	20	20	0	0	0	0	20	0	20
JPM	37	85	0	122	(28)	0	(476)	(504)	(382)	559	177
MBC	22	0	0	22	(8)	0	0	(8)	14	0	14
MYC	0	187	34	221	0	(1)	0	(1)	220	0	220
MYI	18	0	0	18	(2)	0	0	(2)	16	0	16
NGF	9	0	0	9	0	0	0	0	9	0	9
SCX	72	0	0	72	(60)	0	0	(60)	12	0	12
SSB	3	0	0	3	0	0	0	0	3	0	3
UAG	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)

Total Over the Counter	$490	$378	$60	$928	$(499)	$(82)	$(476)	$(1,057)

(j)

Securities with an aggregate market value of $599 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$9	$9
Swap Agreements	0	0	0	0	82	82

	$0	$0	$0	$0	$91	$91

142	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$490	$0	$490
Purchased Options	0	0	0	0	378	378
Swap Agreements	0	60	0	0	0	60

	$0	$60	$0	$490	$378	$928

	$0	$60	$0	$490	$469	$1,019

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$3	$3
Futures	0	0	0	0	63	63
Swap Agreements	0	3	0	0	70	73

	$0	$3	$0	$0	$136	$139

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$499	$0	$499
Written Options	0	0	0	0	82	82
Swap Agreements	0	476	0	0	0	476

	$0	$476	$0	$499	$82	$1,057

	$0	$479	$0	$499	$218	$1,196

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$17	$17
Futures	0	0	0	0	364	364
Swap Agreements	0	(5)	0	0	(883)	(888)

	$0	$(5)	$0	$0	$(502)	$(507)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$744	$0	$744
Purchased Options	0	0	0	0	20	20
Written Options	0	0	0	0	111	111
Swap Agreements	0	212	(7)	0	0	205

	$0	$212	$(7)	$744	$131	$1,080

	$0	$207	$(7)	$744	$(371)	$573

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(2)	$(2)
Futures	0	0	0	0	(59)	(59)
Swap Agreements	0	(5)	0	0	804	799

	$0	$(5)	$0	$0	$743	$738

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(44)	$0	$(44)
Purchased Options	0	0	0	0	(87)	(87)
Written Options	0	0	0	0	106	106
Swap Agreements	0	(258)	0	0	0	(258)

	$0	$(258)	$0	$(44)	$19	$(283)

	$0	$(263)	$0	$(44)	$762	$455

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	143

Schedule of Investments	PIMCO Low Duration Opportunities Fund	(Cont.)	March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$288	$0	$288
Corporate Bonds & Notes
Banking & Finance	0	13,366	0	13,366
Industrials	0	6,999	0	6,999
Utilities	0	1,972	0	1,972
Municipal Bonds & Notes
California	0	184	0	184
U.S. Government Agencies	0	60,982	0	60,982
U.S. Treasury Obligations	0	11,204	0	11,204
Non-Agency Mortgage-Backed Securities	0	1,394	0	1,394
Asset-Backed Securities
CMBS Other	0	1,116	0	1,116
Home Equity Other	0	4,772	0	4,772
Other ABS	0	2,738	0	2,738
Sovereign Issues	0	9,747	0	9,747
Preferred Securities
Banking & Finance	0	113	0	113
Short-Term Instruments
Commercial Paper	0	2,545	0	2,545
Mutual Funds	0	267	0	267
Repurchase Agreements	0	20,400	0	20,400

	$0	$138,087	$0	$138,087

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$17,189	$0	$0	$17,189

Total Investments	$17,189	$138,087	$0	$155,276

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,498)	$0	$(3,498)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9	82	0	91
Over the counter	0	869	59	928

	$9	$951	$59	$1,019

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(48)	(91)	0	(139)
Over the counter	0	(581)	(476)	(1,057)

	$(48)	$(672)	$(476)	$(1,196)

Total Financial Derivative Instruments	$(39)	$279	$(417)	$(177)

Totals	$17,150	$134,868	$(417)	$151,601

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

144	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Moderate Duration Fund	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 113.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

Caesars Entertainment, Inc.
6.563% due 02/06/2031		$1,290	$1,284

Databricks, Inc.
TBD% due 01/03/2031 «µ		295	298
8.823% due 01/03/2031 «		1,334	1,344

Jane Street Group LLC
6.313% due 12/15/2031 ~		1,100	1,088

Pantheon Senior Debt III (PSD III)
TBD% due 03/26/2026 «		500	500

Project Alpha Investindustrial
4.594% (EUR001M + 2.100%) due 02/27/2026 «~(g)	EUR	284	307

Project Hudson II
7.730% due 05/29/2026 «		$700	709

Quikrete Holdings, Inc.
6.575% due 02/10/2032		1,000	990

Total Loan Participations and Assignments (Cost $6,496)			6,520

CORPORATE BONDS & NOTES 12.0%

BANKING & FINANCE 7.4%

American Tower Corp.
5.800% due 11/15/2028		4,300	4,460

Arthur J Gallagher & Co.
5.150% due 02/15/2035		900	893

Athene Global Funding
3.534% due 02/23/2027 ~	EUR	2,600	2,827

Aviation Capital Group LLC
4.125% due 08/01/2025		$3,300	3,289

Banco Santander SA
5.538% due 03/14/2030 •		1,000	1,021

Bank of America Corp.
4.948% due 07/22/2028 •		700	706
5.162% due 01/24/2031 ~		3,000	3,042
5.202% due 04/25/2029 •		695	706
5.819% due 09/15/2029 •		2,400	2,488

Barclays PLC
6.490% due 09/13/2029 •		1,182	1,243

BGC Group, Inc.
6.150% due 04/02/2030 (b)		1,100	1,096

BNP Paribas SA
5.283% due 11/19/2030 •		700	708
5.786% due 01/13/2033 ~		1,200	1,227

BPCE SA
6.915% due 01/14/2046 ~		2,400	2,496

Cape Lookout Re Ltd.
11.192% due 03/13/2032 •		850	850

Citigroup, Inc.
4.412% due 03/31/2031 •		2,600	2,534

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	4,900	1,431

Dai-ichi Life Insurance Co. Ltd.
6.200% due 01/16/2035 ~(f)		$1,800	1,810

East Lane Re Ltd.
13.542% due 03/31/2026 ~		1,000	1,008

Essex Portfolio LP
5.375% due 04/01/2035		800	802

F&G Global Funding
5.875% due 01/16/2030		1,000	1,018

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		400	370
3.815% due 11/02/2027		900	859
4.125% due 08/17/2027		1,800	1,739
4.271% due 01/09/2027		600	588
4.950% due 05/28/2027		400	394
5.800% due 03/08/2029		1,000	991
5.918% due 03/20/2028		900	904
6.054% due 11/05/2031		1,100	1,078
6.800% due 05/12/2028		2,600	2,671

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freedom Mortgage Corp.
12.000% due 10/01/2028		$1,400	$1,505

GA Global Funding Trust
1.950% due 09/15/2028		1,220	1,112
5.500% due 04/01/2032 (b)		550	554

Goldman Sachs Group, Inc.
5.049% due 07/23/2030 •		3,700	3,731
5.755% (US0003M + 1.170%) due 05/15/2026 ~		1,700	1,702

Hardwood Funding LLC
5.360% due 06/07/2035 «(b)(g)		600	603

Healthpeak OP LLC
5.375% due 02/15/2035		700	698

Host Hotels & Resorts LP
5.500% due 04/15/2035		1,000	981

Integrity RE Ltd.
14.032% due 06/06/2027 •		250	250
16.532% due 06/06/2028 ~		250	252
29.782% due 06/06/2027 ~		250	249

Intesa Sanpaolo SpA
7.200% due 11/28/2033		400	444

Jackson National Life Global Funding
5.324% due 01/14/2028 •		500	504

Janus Henderson U.S. Holdings, Inc.
5.450% due 09/10/2034		1,300	1,259

JPMorgan Chase & Co.
3.960% due 01/29/2027 •		458	456
5.140% due 01/24/2031 ~		2,000	2,032

Kizuna RE Pte. Ltd.
7.042% due 04/09/2029 ~		250	258

Lazard Group LLC
6.000% due 03/15/2031		800	832

Lloyds Banking Group PLC
5.419% due 11/26/2028 ~		800	802

Macquarie Airfinance Holdings Ltd.
5.200% due 03/27/2028		1,100	1,102

Mitsubishi UFJ Financial Group, Inc.
5.574% due 01/16/2036 ~		1,700	1,739

Morgan Stanley
4.210% due 04/20/2028 •		941	934
5.123% due 02/01/2029 •		2,648	2,685

NatWest Group PLC
3.073% due 05/22/2028 •		200	194

NatWest Markets PLC
4.789% due 03/21/2028		1,800	1,810
5.551% due 03/21/2030 ~		500	501

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		3,800	3,610

Nomura Holdings, Inc.
1.851% due 07/16/2025		4,100	4,068

Orange Capital RE DAC
8.678% due 01/17/2029 ~	EUR	250	272

Polestar Re Ltd.
14.792% due 01/07/2028 •		$400	414
17.542% due 01/07/2027 •		900	931

Prologis LP
4.200% due 02/15/2033	CAD	2,600	1,817

Quercus Re DAC
10.606% due 01/06/2031 ~	EUR	250	281

Sammons Financial Group Global Funding
5.100% due 12/10/2029		$1,100	1,107

Sanders Re Ltd.
17.292% due 04/09/2029 •		2,600	2,587

Santander Holdings USA, Inc.
5.353% due 09/06/2030 •		300	299
5.473% due 03/20/2029 ~		3,400	3,420
5.741% due 03/20/2031 ~		800	806

Santander U.K. Group Holdings PLC
5.694% due 04/15/2031 ~		944	964
6.534% due 01/10/2029 •		400	416

Sixth Street Lending Partners
6.500% due 03/11/2029		600	613

Stellantis Finance U.S., Inc.
5.750% due 03/18/2030		1,300	1,300

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Synchrony Bank
5.400% due 08/22/2025		$4,000	$4,006

Torrey Pines Re Ltd.
10.282% due 06/07/2032 •		300	314

U.S. Bancorp
5.046% due 02/12/2031 ~		3,000	3,025

UBS AG
5.650% due 09/11/2028		300	310

UBS Group AG
3.869% due 01/12/2029 •		3,500	3,419
4.488% due 05/12/2026 •		3,800	3,799
6.442% due 08/11/2028 •		2,764	2,868

Ursa Re Ltd.
9.782% due 12/07/2026 ~		1,100	1,143

VICI Properties LP
5.125% due 11/15/2031		900	888
5.625% due 04/01/2035 (b)		1,100	1,095

Vitality Re Ltd.
6.042% due 01/08/2030 ~		250	250
8.032% due 01/08/2030 ~		250	250

Wells Fargo & Co.
3.526% due 03/24/2028 •		3,500	3,430
5.244% due 01/24/2031 ~		1,200	1,220

Windmill Re DAC
7.986% due 07/05/2028 ~	EUR	250	275

Winston RE Ltd.
16.032% due 02/26/2031 •		$700	735

			122,370

INDUSTRIALS 2.6%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		200	188

Amcor Flexibles North America, Inc.
4.800% due 03/17/2028		1,600	1,609

American Airlines Pass-Through Trust
3.375% due 11/01/2028		210	204

Bayer U.S. Finance LLC
4.250% due 12/15/2025		4,100	4,082

Berry Global, Inc.
1.570% due 01/15/2026		3,600	3,510

BMW U.S. Capital LLC
4.650% due 03/19/2027		2,000	2,004

Broadcom, Inc.
2.450% due 02/15/2031		1,368	1,204
3.137% due 11/15/2035		831	689
3.419% due 04/15/2033		3,759	3,348

Canadian Natural Resources Ltd.
5.000% due 12/15/2029		800	800

Centene Corp.
2.625% due 08/01/2031		100	84

CGI, Inc.
1.450% due 09/14/2026		3,800	3,635

Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/2032 (b)		550	554

Corp. Nacional del Cobre de Chile
6.330% due 01/13/2035		500	515

Dell International LLC
4.750% due 04/01/2028 (b)		1,300	1,306

Embraer Netherlands Finance BV
5.980% due 02/11/2035		1,000	1,018

HCA, Inc.
5.450% due 04/01/2031		2,400	2,439
5.450% due 09/15/2034		800	793

Hyundai Capital America
5.511% due 08/04/2025 ~		3,500	3,507

Imperial Brands Finance Netherlands BV
5.250% due 02/15/2031	EUR	2,400	2,793

National Fuel Gas Co.
5.500% due 03/15/2030		$800	815

NetApp, Inc.
5.500% due 03/17/2032		500	504

Occidental Petroleum Corp.
6.200% due 03/15/2040		1,700	1,683

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	145

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern Co.
1.750% due 03/15/2028		$3,700	$3,417

Synopsys, Inc.
5.000% due 04/01/2032		1,000	1,003

United Airlines Pass-Through Trust
2.700% due 11/01/2033		313	278
3.500% due 09/01/2031		136	130

Volkswagen Group of America Finance LLC
4.950% due 03/25/2027		500	501
5.050% due 03/27/2028		300	300

Woodside Finance Ltd.
5.100% due 09/12/2034		1,000	971

			43,884

UTILITIES 2.0%

AEP Texas, Inc.
3.950% due 06/01/2028		1,800	1,765

AES Corp.
5.450% due 06/01/2028		1,250	1,272

BP Capital Markets BV
3.360% due 09/12/2031	EUR	2,000	2,153

Chile Electricity Lux MPC SARL
5.672% due 10/20/2035 (b)		$1,100	1,101

Duke Energy Florida LLC
2.400% due 12/15/2031		530	459

Edison International
5.250% due 03/15/2032		300	287
6.250% due 03/15/2030		4,600	4,661

Electricite de France SA
4.875% due 09/21/2038		1,500	1,370

Enel Finance International NV
1.625% due 07/12/2026		1,506	1,450

Oncor Electric Delivery Co. LLC
5.350% due 04/01/2035		1,700	1,720

Pacific Gas & Electric Co.
3.150% due 01/01/2026		1,400	1,382
5.282% due 09/04/2025 •		3,800	3,801
6.400% due 06/15/2033		5,900	6,169

PacifiCorp
7.375% due 09/15/2055 ~		900	914

Puget Energy, Inc.
5.725% due 03/15/2035		800	799

Southern California Edison Co.
4.900% due 06/01/2026		1,200	1,201
5.250% due 03/15/2030		1,200	1,207

Xcel Energy, Inc.
5.600% due 04/15/2035		2,100	2,110

			33,821

Total Corporate Bonds & Notes (Cost $199,758)			200,075

U.S. GOVERNMENT AGENCIES 18.7%

Fannie Mae
2.242% due 01/25/2031 ~(a)		20,329	1,270
4.526% due 07/25/2037 •		60	58
4.737% due 12/25/2042 ~		48	48
5.886% due 10/01/2044 •		6	7
6.008% due 03/01/2034 •		3	3
6.500% due 03/01/2029 - 06/25/2044		7,408	7,765
6.504% due 02/01/2035 •		2	2
6.575% due 02/01/2037 •		2	2
6.640% due 05/01/2037 •		4	4
7.000% due 09/01/2031		1	1
7.166% due 05/01/2038 •		374	389
7.406% due 06/01/2036 •		3	3
7.431% due 10/01/2037 •		1	1
7.500% due 07/25/2041		2	2
7.564% due 06/01/2035 •		147	152

Freddie Mac
4.000% due 10/01/2047		96	91

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.299% due 09/25/2033 ~	$2,600	$2,616
4.500% due 11/01/2029 - 07/01/2033	453	454
4.963% due 10/15/2040 •	709	702
5.000% due 10/01/2033	16	16
5.063% due 12/15/2037 •	30	30
5.301% due 04/25/2055 •	2,400	2,403
5.500% due 12/01/2033 - 07/01/2038	99	101
6.000% due 02/01/2033 - 11/01/2037	38	39
6.500% due 10/01/2036 - 07/25/2043	9	9
7.000% due 01/01/2033	1	1
7.320% due 05/01/2035 •	3	3
7.835% due 05/01/2037 •	4	4

Ginnie Mae
3.500% due 10/15/2047	407	375
4.000% due 06/20/2048	1,415	1,329
4.500% due 08/20/2048 - 12/20/2053	10,968	10,540
4.625% due 03/20/2028 - 07/20/2034 •	17	16
4.890% due 04/20/2065 •	378	377
5.000% due 11/20/2049	250	250
5.023% due 08/20/2065 •	1,116	1,114
5.250% due 11/20/2034 •	1	1
5.750% due 08/20/2037	12	12
6.500% due 01/20/2034 - 08/20/2034	5	5
6.723% due 06/20/2067 •	790	798
7.000% due 07/15/2031 - 12/15/2032	4	5

Ginnie Mae, TBA
3.000% due 04/01/2055	30,500	27,019
4.000% due 04/01/2055 - 05/01/2055	39,000	36,512
5.000% due 05/01/2055	4,300	4,227

Tennessee Valley Authority
4.375% due 08/01/2034	5,400	5,354

U.S. Small Business Administration
4.750% due 07/01/2025	47	47

Uniform Mortgage-Backed Security
3.000% due 04/01/2052	60	52
3.500% due 05/01/2049 - 07/01/2053	1,045	950
4.000% due 03/01/2029 - 04/01/2053	14,837	13,895
4.500% due 04/01/2025 - 01/01/2053	1,895	1,817
5.000% due 07/01/2029 - 06/01/2053	31,534	30,992
5.500% due 12/01/2032 - 12/01/2053	21,656	21,698
6.000% due 12/01/2028 - 10/01/2040	126	130
6.500% due 12/01/2053 - 02/01/2054	4,244	4,385
7.500% due 01/01/2031 - 08/01/2032	1	1
8.000% due 08/01/2031	1	1

Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055	38,838	33,656
4.500% due 04/01/2055 - 06/01/2055	48,600	46,463
5.000% due 04/01/2055 - 05/01/2055	16,300	15,964
6.000% due 05/01/2055 - 06/01/2055	8,300	8,421
6.500% due 06/01/2055	28,000	28,825

Total U.S. Government Agencies (Cost $309,029)		311,407

U.S. TREASURY OBLIGATIONS 54.7%

U.S. Treasury Bonds
1.375% due 11/15/2040	32,000	20,810
1.875% due 02/15/2041 (i)(m)	4,000	2,808

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 08/15/2048	$10,100	$7,673
3.250% due 05/15/2042	24,800	20,965
3.375% due 08/15/2042	78,200	67,069
4.000% due 11/15/2042	4,900	4,573
4.125% due 08/15/2044 (i)	32,300	30,271
4.375% due 08/15/2043	22,700	22,129
4.500% due 02/15/2044	5,100	5,041
4.500% due 11/15/2054 (i)	11,100	10,940
4.625% due 05/15/2044	31,700	31,812
4.625% due 11/15/2044 (i)	23,200	23,236
4.625% due 02/15/2055	27,800	27,991

U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2032 (k)	15,582	14,109
0.625% due 07/15/2032	18,911	17,661
1.125% due 01/15/2033	20,909	20,039
1.750% due 01/15/2034	29,964	29,923

U.S. Treasury Notes
1.250% due 04/30/2028	19,200	17,743
1.250% due 09/30/2028	19,200	17,545
1.500% due 11/30/2028	31,400	28,840
2.375% due 03/31/2029	37,200	35,088
2.875% due 08/15/2028	19,700	19,067
3.250% due 06/30/2029	31,400	30,570
3.500% due 04/30/2028	32,700	32,327
3.625% due 03/31/2030	10,400	10,242
3.750% due 05/31/2030	10,400	10,291
3.750% due 06/30/2030	25,200	24,925
3.875% due 09/30/2029	81,000	80,783
4.000% due 06/30/2028	14,000	14,049
4.000% due 02/28/2030 (i)	10,400	10,425
4.000% due 02/15/2034 (j)	79,000	77,941
4.125% due 07/31/2028 (k)(m)	13,900	14,000
4.125% due 08/31/2030	14,900	14,998
4.375% due 11/30/2030	29,600	30,145
4.625% due 09/30/2028	32,600	33,363
4.625% due 09/30/2030	14,700	15,156
4.875% due 10/31/2028	18,600	19,195
4.875% due 10/31/2030	14,700	15,337

Total U.S. Treasury Obligations (Cost $924,997)		909,080

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.2%

Adjustable Rate Mortgage Trust
5.538% due 10/25/2035 •	3	2

Angel Oak Mortgage Trust
1.820% due 11/25/2066 •	2,317	2,057

BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032	4,000	3,581
2.848% due 08/14/2034	2,000	1,736

Banc of America Funding Trust
5.697% due 05/25/2035 ~	633	593
6.425% due 02/20/2036 •	34	32

Banc of America Mortgage Trust
5.916% due 02/25/2034 ~	11	11

BANK
3.071% due 08/15/2061	2,650	2,567
5.635% due 03/15/2058	763	793

Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 •	3	3
5.172% due 01/25/2035 •	10	10
5.239% due 07/25/2034 •	10	9
5.852% due 02/25/2034 •	8	7
6.574% due 04/25/2033 •	2	2
6.815% due 10/25/2036 ~	38	37

Bear Stearns ALT-A Trust
5.043% due 09/25/2035 •	157	91
5.362% due 10/25/2035 ~	603	503
5.564% due 05/25/2035 ~	231	220

Chase Mortgage Finance Trust
4.732% due 03/25/2037 ~	191	176
6.667% due 02/25/2037 ~	42	41

Citigroup Mortgage Loan Trust
6.080% due 09/25/2035 •	266	266
6.760% due 03/25/2034 •	8	7

CitiMortgage Alternative Loan Trust
5.085% due 12/25/2036 •	815	662

Countrywide Alternative Loan Trust
4.975% due 08/25/2035 •	1,799	916

146	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.635% due 12/25/2035 ~		$18	$15

Countrywide Home Loan Mortgage Pass-Through Trust
5.015% due 04/25/2035 ~		9	9
5.160% due 11/25/2034 •		123	118
5.415% due 02/20/2035 •		23	23
6.866% due 03/25/2034 ~		247	245

Credit Suisse First Boston Mortgage Securities Corp.
5.083% due 03/25/2032 •		5	5

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.835% due 06/25/2037 ~		2,692	2,353

Eurohome U.K. Mortgages PLC
4.728% due 06/15/2044 •	GBP	180	231

Extended Stay America Trust
5.513% due 07/15/2038 ~		$3,465	3,464

GS Mortgage Securities Corp. Trust
5.319% due 11/15/2036 •		3,000	2,973

GS Mortgage-Backed Securities Corp. Trust
2.500% due 09/25/2052 ~		2,982	2,438

GS Mortgage-Backed Securities Trust
3.000% due 09/25/2052 •		3,399	2,899

GSR Mortgage Loan Trust
5.328% due 09/25/2035 ~		143	137
6.697% due 09/25/2035 •		3	3

IndyMac Adjustable Rate Mortgage Trust
6.622% due 01/25/2032 ~		9	9

IndyMac INDX Mortgage Loan Trust
4.935% due 02/25/2037 •		4,418	2,923

JP Morgan Chase Commercial Mortgage Securities Trust
3.916% due 06/10/2042 ~		3,500	3,183
5.417% due 02/15/2035 ~		2,493	2,472
5.699% due 11/15/2038 •		4,000	3,988
5.817% due 12/15/2031 ~		1,315	1,286

JP Morgan Mortgage Trust
5.844% due 02/25/2034 ~		7	6

MASTR Reperforming Loan Trust
8.000% due 07/25/2035		74	53

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.294% due 08/15/2032 •		14	14

Morgan Stanley Mortgage Loan Trust
6.283% due 06/25/2036 •		29	28

MortgageIT Mortgage Loan Trust
4.995% due 10/25/2035 •		71	70

OBX Trust
3.000% due 01/25/2052 •		3,205	2,733

One New York Plaza Trust
5.384% due 01/15/2036 •		3,000	2,878

Prime Mortgage Trust
4.835% due 02/25/2034 •		10	10

Residential Funding Mortgage Securities, Inc. Trust
4.736% due 09/25/2035 ~		208	163
5.874% due 09/25/2035 ~		129	83

Resloc U.K. PLC
4.738% due 12/15/2043 •	GBP	570	717

SFO Commercial Mortgage Trust
5.583% due 05/15/2038 ~		$4,200	4,143

Structured Adjustable Rate Mortgage Loan Trust
4.165% due 02/25/2037 ~		820	539
6.054% due 07/25/2034 •		37	37

Structured Asset Mortgage Investments Trust
4.931% due 07/19/2035 •		69	68
5.271% due 10/19/2033 •		9	8
5.285% due 05/25/2047 •		3,881	3,105

UWM Mortgage Trust
2.500% due 11/25/2051 •		3,176	2,605
3.000% due 01/25/2052 ~		3,253	2,774

Verus Securitization Trust
5.811% due 05/25/2068 þ		490	491

WaMu Mortgage Pass-Through Certificates Trust
4.200% due 02/25/2037 ~		597	554
4.518% due 12/25/2036 ~		559	496
5.015% due 10/25/2045 •		67	67

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Alternative Loan Trust
6.000% due 06/25/2037		$1,394	$1,257

Wells Fargo Commercial Mortgage Trust
3.749% due 06/15/2036 ~		3,500	3,213

Total Non-Agency Mortgage-Backed Securities (Cost $72,284)			69,208

ASSET-BACKED SECURITIES 9.7%

AUTOMOBILE SEQUENTIAL 3.5%

Avis Budget Rental Car Funding AESOP LLC
5.440% due 02/22/2028		2,700	2,737
5.780% due 04/20/2028		2,600	2,656
6.020% due 02/20/2030		5,300	5,541

BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	1,000	704

CarMax Auto Owner Trust
4.750% due 10/15/2027		$635	637

Citizens Auto Receivables Trust
5.830% due 02/15/2028		3,600	3,639
5.840% due 01/18/2028		4,873	4,912

Ent Auto Receivables Trust
6.240% due 01/16/2029		2,400	2,431

Enterprise Fleet Financing LLC
4.380% due 07/20/2029		1,052	1,050

Flagship Credit Auto Trust
4.030% due 12/15/2026		265	265

Ford Auto Securitization Trust
6.027% due 07/15/2028	CAD	3,300	2,351

GM Financial Revolving Receivables Trust
5.120% due 04/11/2035		$2,600	2,649

GMF Floorplan Owner Revolving Trust
5.340% due 06/15/2030		5,100	5,238

Honda Auto Receivables Owner Trust
4.930% due 11/15/2027		3,000	3,012

Hyundai Auto Lease Securitization Trust
5.800% due 12/15/2026		2,400	2,414
5.840% due 09/15/2027		1,000	1,012

LAD Auto Receivables Trust
6.120% due 09/15/2027		2,326	2,335

Nissan Auto Lease Trust
5.610% due 11/15/2027		3,150	3,167

Octane Receivables Trust
5.880% due 06/20/2031		1,125	1,130

Santander Drive Auto Receivables Trust
5.710% due 02/16/2027		260	260
6.310% due 07/15/2027		270	270

SBNA Auto Lease Trust
5.390% due 11/20/2026		1,600	1,605

SFS Auto Receivables Securitization Trust
5.890% due 03/22/2027		108	109

Tesla Auto Lease Trust
6.220% due 03/22/2027		5,000	5,049

Veros Auto Receivables Trust
7.120% due 11/15/2028		287	288

Volkswagen Auto Lease Trust
5.800% due 04/20/2028		3,400	3,435

			58,896

CMBS OTHER 1.5%

Arbor Realty Commercial Real Estate Notes Ltd.
5.784% due 11/15/2036 •		3,326	3,331

AREIT Trust
6.431% due 08/17/2041 ~		2,465	2,475

BDS Ltd.
6.117% due 03/19/2039 •		2,489	2,490

BSPDF Issuer Ltd.
5.634% due 10/15/2036 ~		248	248

Fortress Credit Investments Ltd.
6.192% due 02/23/2039 •		644	632

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GPMT Ltd.
5.784% due 12/15/2036 •	$2,319	$2,304

HERA Commercial Mortgage Ltd.
5.481% due 02/18/2038 ~	680	678

MF1 LLC
6.467% due 06/19/2037 ~	3,461	3,459

MF1 Ltd.
5.511% due 10/16/2036 ~	2,377	2,372
5.531% due 07/16/2036 •	1,002	1,002

MF1 Multifamily Housing Mortgage Loan Trust
5.284% due 07/15/2036 ~	214	213

PFP Ltd.
6.154% due 09/17/2039 ~	878	883
6.595% due 08/19/2035 •	2,433	2,437

Starwood Commercial Mortgage Trust
5.699% due 11/15/2038 ~	3,194	3,189

		25,713

CREDIT CARD BULLET 0.3%

Citibank Credit Card Issuance Trust
5.038% due 08/07/2027 •	1,800	1,803

Master Credit Card Trust
5.197% due 01/21/2027 ~	2,400	2,404

		4,207

HOME EQUITY OTHER 0.9%

Citigroup Mortgage Loan Trust
4.755% due 12/25/2036 •	284	155

Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
5.380% due 10/25/2034 •	813	788

Countrywide Asset-Backed Certificates Trust
4.715% due 06/25/2035 ~	227	206
4.715% due 03/25/2037 •	61	59
4.955% due 12/25/2036 •	600	571

Fremont Home Loan Trust
4.975% due 02/25/2036 •	1,000	904
5.225% due 12/25/2029 •	19	19

GSAMP Trust
6.085% due 10/25/2034 •	15	15

MASTR Specialized Loan Trust
4.955% due 02/25/2036 ~	129	126
4.955% due 06/25/2046 •	200	195
5.175% due 01/25/2037 ~	221	89

Morgan Stanley ABS Capital, Inc. Trust
4.795% due 03/25/2036 •	28	23
5.365% due 11/25/2034 •	42	40

Ownit Mortgage Loan Trust
5.335% due 10/25/2036 •	2,588	2,483

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.235% due 12/25/2034 ~	1,027	1,024

Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ	927	242

Residential Asset Mortgage Products Trust
4.875% due 12/25/2035 ~	296	268
4.975% due 02/25/2036 ~	821	794

Residential Asset Securities Corp. Trust
4.675% due 10/25/2036 •	978	968
5.050% due 03/25/2036 ~	3,900	3,809

Soundview Home Loan Trust
5.110% due 06/25/2035 •	79	78

Structured Asset Investment Loan Trust
5.335% due 05/25/2035 ~	964	947

Structured Asset Securities Corp. Mortgage Loan Trust
4.855% due 02/25/2037 •	677	665
5.440% due 11/25/2035 •	342	340

		14,808

WHOLE LOAN COLLATERAL 0.4%

First Franklin Mortgage Loan Trust
4.745% due 10/25/2036 ~	5,800	4,695

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	147

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAMP Trust
5.185% due 01/25/2034 ~		$1,294	$1,293

			5,988

OTHER ABS 3.1%

Allegro CLO Ltd.
5.543% due 01/19/2033 •		1,500	1,500

Atlas Senior Loan Fund Ltd.
5.396% due 01/18/2035 •		1,000	1,000

Capital Street Master Trust
5.699% due 10/16/2028 •		1,600	1,601

Catamaran CLO Ltd.
5.652% due 04/22/2030 •		904	904

CBAM Ltd.
5.932% due 07/15/2037 •		4,000	4,006

College Avenue Student Loans LLC
5.990% due 06/25/2054 •		3,630	3,668

CVC Cordatus Opportunity Loan Fund-R DAC
3.310% due 08/15/2033 «•	EUR	3,900	4,217

Dryden Senior Loan Fund
5.362% due 08/20/2034 •		$1,100	1,100

Invitation Homes Trust
4.000% due 09/17/2041		3,993	3,854

LCM Ltd.
5.400% due 10/15/2034 •		1,000	997

Lendmark Funding Trust
1.900% due 11/20/2031		3,800	3,623

Man GLG Euro CLO DAC
3.191% due 12/15/2031 •	EUR	1,844	1,994

Mariner Finance Issuance Trust
1.860% due 03/20/2036		$4,000	3,837

Neuberger Berman Loan Advisers CLO Ltd.
5.587% due 04/14/2035 •		4,800	4,792

Palmer Square European Loan Funding DAC
3.339% due 08/15/2033 «•(b)	EUR	1,800	1,946

Reach ABS Trust
6.300% due 02/18/2031		$271	272

Stonepeak ABS
2.301% due 02/28/2033		1,397	1,337

Sunrun Demeter Issuer
2.270% due 01/30/2057		3,239	2,818

TIAA CLO Ltd.
5.719% due 01/16/2031 ~		941	942

Tralee CLO Ltd.
5.366% due 10/20/2034 •		1,000	1,000

Venture CLO Ltd.
5.605% due 07/20/2030 •		1,443	1,443
5.624% due 07/15/2031 ~		2,592	2,593

Voya CLO Ltd.
5.355% due 04/20/2034 •		2,100	2,100

			51,544

Total Asset-Backed Securities (Cost $160,709)			161,156

SOVEREIGN ISSUES 8.9%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (c)	BRL	235,260	38,471

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		$1,600	1,618

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	2,900	2,135

Hungary Government International Bond
4.500% due 06/16/2034	EUR	2,200	2,323

Israel Government International Bond
1.750% due 08/31/2025	ILS	4,500	1,199
2.750% due 07/03/2030		$4,100	3,623
5.375% due 02/19/2030		1,400	1,411

Japan Government International Bond
2.000% due 12/20/2044	JPY	1,340,000	8,658
2.300% due 12/20/2054		1,040,000	6,675

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	43,962	$1,877
3.000% due 12/03/2026 (e)		5,811	273
4.000% due 11/30/2028 (e)		24,255	1,148
4.000% due 08/24/2034 (e)		7,411	338
6.338% due 05/04/2053		$1,400	1,276

Peru Government International Bond
6.150% due 08/12/2032	PEN	49,900	13,647
6.950% due 08/12/2031		8,500	2,474

Province of British Columbia
4.150% due 06/18/2034	CAD	2,500	1,815

Province of Ontario
3.650% due 06/02/2033		3,700	2,616

Province of Quebec
3.600% due 09/01/2033		6,400	4,495
4.450% due 09/01/2034		11,900	8,831

Republic of Poland Government International Bond
4.625% due 03/18/2029		$1,200	1,202
4.875% due 02/12/2030		400	404
5.125% due 09/18/2034		1,700	1,687

Republic of South Africa Government International Bond
8.500% due 01/31/2037	ZAR	25,900	1,175
8.875% due 02/28/2035		410,700	20,053

Romania Government International Bond
2.000% due 01/28/2032	EUR	4,000	3,429
5.250% due 03/10/2030		1,300	1,417

Saudi Government International Bond
3.750% due 03/05/2037		1,600	1,666
5.125% due 01/13/2028		$4,800	4,861

Turkey Government International Bond
5.875% due 05/21/2030	EUR	1,800	1,993

United Kingdom Gilt
4.375% due 07/31/2054	GBP	4,000	4,472

Total Sovereign Issues (Cost $148,031)			147,262

SHORT-TERM INSTRUMENTS 4.4%

COMMERCIAL PAPER 3.0%

AbbVie, Inc.
4.640% due 04/15/2025		$2,500	2,495

Alimentation Couche-Tard, Inc.
4.630% due 04/15/2025		1,800	1,797

Broadcom, Inc.
4.560% due 04/03/2025		1,200	1,200
4.560% due 04/08/2025		1,400	1,399
4.570% due 04/24/2025		700	698

Canadian Natural Resources Ltd.
4.950% due 04/25/2025		2,000	1,993

CBRE Services, Inc.
4.720% due 04/17/2025		1,200	1,197
4.720% due 04/23/2025		2,000	1,994
4.730% due 04/09/2025		900	899

Constellation Brands, Inc.
4.700% due 04/04/2025		900	899
4.700% due 04/11/2025		900	899

Crown Castle, Inc.
4.830% due 04/15/2025		900	898
4.850% due 04/17/2025		1,500	1,497
4.910% due 04/29/2025		2,400	2,391

Enbridge U.S., Inc.
4.550% due 04/14/2025		900	898
4.550% due 04/16/2025		2,400	2,395
4.560% due 04/04/2025		900	899
4.650% due 04/14/2025		2,400	2,396

Eversource Energy
4.750% due 04/24/2025		900	897

Global Payments, Inc.
5.000% due 04/21/2025		2,900	2,891
5.000% due 04/22/2025		2,200	2,193

Intel Corp.
4.600% due 04/02/2025		800	800

Jabil, Inc.
4.820% due 04/11/2025		5,800	5,791

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jones Lang LaSalle Finance BV
4.750% due 04/17/2025	$900	$898
4.750% due 04/22/2025	1,200	1,197

Keurig Dr. Pepper, Inc.
4.600% due 04/14/2025	1,700	1,697
4.600% due 04/23/2025	1,600	1,595
4.650% due 04/04/2025	1,600	1,599

Marsh & McLennan Cos, Inc.
4.600% due 04/16/2025	1,200	1,198

Targa Resources Corp.
4.700% due 04/21/2025	2,600	2,593

		50,193

REPURCHASE AGREEMENTS (h) 1.4%
		23,800

U.S. TREASURY BILLS 0.0%
4.285% due 06/05/2025 (c)(d)	263	261

Total Short-Term Instruments (Cost $74,260)		74,254

Total Investments in Securities (Cost $1,895,564)		1,878,962

	SHARES
INVESTMENTS IN AFFILIATES 3.0%

MUTUAL FUNDS 3.0%

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	1,012,900	49,713

Total Mutual Funds (Cost $49,608)		49,713

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	10,143	99

Total Short-Term Instruments (Cost $99)		99

Total Investments in Affiliates (Cost $49,707)		49,812

Total Investments 116.0% (Cost $1,945,271)		$1,928,774

Financial Derivative Instruments (j)(l) (0.2)% (Cost or Premiums, net $4,986)		(2,928)

Other Assets and Liabilities, net (15.8)%		(262,733)

Net Assets 100.0%		$1,663,113

148	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Hardwood Funding LLC	5.360%	06/07/2035	03/11/2025	$600	$603	0.03%
Project Alpha Investindustrial	4.594%	02/27/2026	02/28/2025	294	307	0.02

				$894	$910	0.05%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SAL	4.380%	03/31/2025	04/01/2025	$	23,800	U.S. Treasury Notes 4.125% due 01/31/2027	$(24,289)	$23,800	$23,803

Total Repurchase Agreements							$(24,289)	$23,800	$23,803

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BOM	4.460%	03/31/2025	04/01/2025	$	(10,426)	$(10,427)
DEU	4.380	03/19/2025	04/02/2025		(7,781)	(7,794)
	4.430	03/20/2025	04/03/2025		(6,432)	(6,442)
	4.430	04/01/2025	04/03/2025		(23,577)	(23,577)
	4.440	03/19/2025	04/09/2025		(5,243)	(5,251)
JPS	4.430	03/13/2025	04/10/2025		(8,009)	(8,027)
	4.430	03/20/2025	04/03/2025		(1,225)	(1,227)
	4.440	03/20/2025	04/03/2025		(4,765)	(4,772)
	4.460	04/01/2025	04/08/2025		(14,019)	(14,019)
STR	4.440	04/01/2025	04/02/2025		(28,136)	(28,136)
	4.480	03/31/2025	04/01/2025		(48,387)	(48,394)

Total Reverse Repurchase Agreements						$(158,066)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.2)%
Uniform Mortgage-Backed Security, TBA	2.500%	05/01/2055	$43,300	$(35,790)	$(36,008)

Total Short Sales (2.2)%				$(35,790)	$(36,008)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	149

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOM	$0	$(10,427)	$0	$(10,427)	$10,425	$(2)
DEU	0	(43,064)	0	(43,064)	19,630	(23,434)
JPS	0	(28,045)	0	(28,045)	13,811	(14,234)
SAL	23,803	0	0	23,803	(24,289)	(486)
STR	0	(76,530)	0	(76,530)	49,330	(27,200)

Total Borrowings and Other Financing Transactions	$23,803	$(158,066)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(58,821)	$(33,513)	$0	$0	$(92,334)

Total Borrowings	$(58,821)	$(33,513)	$0	$0	$(92,334)

Payable for reverse repurchase agreements (4)					$(92,334)

(i)	Securities with an aggregate market value of $93,296 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(129,779) at a weighted average interest rate of 5.169%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(65,732) is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.500	04/25/2025	38	$	38	$(9)	$(5)
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	112		112	(31)	(24)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	38		38	(11)	(17)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	112		112	(36)	(42)

Total Written Options						$(87)	$(88)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Long Gilt June Futures	06/2025	38	$4,501	$(44)	$49	$0
U.S. Treasury 2-Year Note June Futures	06/2025	667	138,184	586	0	(5)
U.S. Treasury 5-Year Note June Futures	06/2025	1,313	142,009	1,853	0	(41)
U.S. Treasury 10-Year Note June Futures	06/2025	2,403	267,259	3,233	37	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	300	34,238	398	28	0

				$6,026	$114	$(46)

150	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund June Futures	06/2025	41	$(5,711)	$118	$1	$(22)
Japan Government 10-Year Bond June Futures	06/2025	43	(39,677)	(119)	0	(289)
U.S. Treasury Long-Term Bond June Futures	06/2025	899	(105,436)	(1,563)	0	(169)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	1,468	(179,463)	(1,691)	0	(642)

				$(3,255)	$1	$(1,122)

Total Futures Contracts				$2,771	$115	$(1,168)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	06/20/2025	0.323%	EUR	600	$2	$(1)	$1	$0	$0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.328		4,400	26	(1)	25	0	0
Boeing Co.	1.000	Quarterly	06/20/2027	0.513	$	3,500	(149)	186	37	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.077		2,700	22	9	31	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.097		3,200	43	7	50	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.462		550	105	(62)	43	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2028	0.838		1,010	127	1	128	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.453		200	(4)	7	3	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.492		2,200	1	34	35	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.547		500	(1)	9	8	0	0

							$172	$189	$361	$0	$(2)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	23,800	$(650)	$(55)	$(705)	$104	$0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	2,460,000	107	(433)	(326)	33	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		85,900	9	44	53	0	(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		150,000	0	91	91	0	(8)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		230,000	1	144	145	0	(13)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		80,500	4	50	54	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		312,000	97	266	363	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025	$	10,600	(83)	(167)	(250)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027		12,100	(42)	(781)	(823)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		25,300	(96)	(1,286)	(1,382)	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	06/24/2027		73,900	50	342	392	11	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027		7,300	(38)	(182)	(220)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		2,700	(5)	(17)	(22)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		18,800	(810)	249	(561)	19	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/24/2030		38,300	20	112	132	44	0
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031		20,260	119	(249)	(130)	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032		41,500	1,867	(725)	1,142	0	(80)
Receive	1-Day USD-SOFR Compounded-OIS	3.604	Annual	08/15/2033		29,800	0	477	477	0	(79)
Receive	1-Day USD-SOFR Compounded-OIS	3.608	Annual	08/15/2033		3,340	0	52	52	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.609	Annual	08/15/2033		8,200	0	128	128	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.619	Annual	08/15/2033		10,100	0	150	150	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		1,100	(5)	(2)	(7)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		3,400	(14)	(11)	(25)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		3,400	(16)	38	22	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		600	(3)	10	7	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		2,400	(10)	(36)	(46)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		17,200	86	63	149	0	(49)
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		6,800	(22)	(103)	(125)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		3,100	(9)	(1)	(10)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		3,100	(11)	(1)	(12)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		1,200	(5)	3	(2)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		800	(3)	5	2	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		2,300	(8)	42	34	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		2,990	(13)	40	27	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		7,300	(24)	183	159	0	(21)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	151

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.586%	Annual	08/19/2034	$	4,600	$(16)	$108	$92	$0	$(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		2,000	(7)	56	49	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		2,000	(7)	53	46	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		3,400	(12)	72	60	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		1,000	(4)	26	22	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		1,000	(4)	26	22	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		2,700	(10)	60	50	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		1,000	(4)	23	19	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		500	(2)	11	9	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		2,500	(10)	54	44	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		2,400	(9)	45	36	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		2,600	(10)	86	76	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		3,900	(15)	110	95	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		2,400	(9)	91	82	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		1,000	(5)	54	49	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		1,400	(6)	74	68	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		200	(1)	10	9	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		3,200	(14)	157	143	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		200	(1)	11	10	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034		3,900	(13)	(123)	(136)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		1,500	(5)	(36)	(41)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034		3,700	(12)	(84)	(96)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034		3,100	(10)	(68)	(78)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034		3,800	(13)	(95)	(108)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034		2,200	(8)	(58)	(66)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034		2,200	(8)	(42)	(50)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		3,600	(12)	(64)	(76)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		3,600	(14)	36	22	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		1,900	(8)	9	1	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		2,300	(7)	37	30	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		3,900	(10)	31	21	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		1,200	(3)	14	11	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		1,800	(5)	24	19	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		1,200	(3)	23	20	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		4,900	(14)	112	98	16	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		1,300	(4)	40	36	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		2,300	(6)	67	61	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		1,150	(4)	(8)	(12)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		2,400	(9)	(19)	(28)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		7,300	(25)	(40)	(65)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		500	(1)	(5)	(6)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		6,700	(19)	(98)	(117)	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		3,200	(9)	(35)	(44)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		3,400	(10)	(24)	(34)	0	(11)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/24/2035		16,800	1	83	84	0	(55)
Receive	1-Day USD-SOFR Compounded-OIS	2.617	Annual	02/15/2048		13,530	0	2,626	2,626	0	(77)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		27,500	5,367	4,554	9,921	0	(145)
Receive	1-Day USD-SOFR Compounded-OIS	3.956	Annual	11/15/2054		10,100	0	(270)	(270)	0	(80)
Receive	1-Day USD-SOFR Compounded-OIS	3.803	Annual	02/15/2055		10,900	0	(7)	(7)	0	(85)
Receive	1-Day USD-SOFR Compounded-OIS	3.814	Annual	02/15/2055		2,900	0	(7)	(7)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.846	Annual	02/15/2055		2,000	0	(17)	(17)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.872	Annual	02/15/2055		7,400	0	(98)	(98)	0	(59)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/24/2055		9,300	18	450	468	0	(71)
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027	BRL	168,900	0	(2,286)	(2,286)	51	0
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		153,900	0	(2,073)	(2,073)	46	0
Pay	1-Year BRL-CDI	9.842	Maturity	01/04/2027		4,000	0	(54)	(54)	1	0
Receive	1-Year BRL-CDI	14.003	Maturity	01/04/2027		326,800	0	444	444	0	(95)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	2,600	(4)	86	82	4	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		2,300	(3)	87	84	4	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		3,800	(5)	131	126	6	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		1,800	(3)	66	63	3	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		4,300	(7)	190	183	8	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		11,900	(17)	(412)	(429)	0	(22)
Receive	3-Month EUR-EURIBOR	2.700	Annual	08/13/2029		2,200	(3)	(63)	(66)	0	(4)
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		2,100	(3)	(55)	(58)	0	(4)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		1,800	(3)	(14)	(17)	0	(3)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		400	(1)	12	11	2	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		1,900	(5)	(33)	(38)	0	(8)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		2,100	(6)	(17)	(23)	0	(8)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		2,200	(6)	63	57	0	(8)

152	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	6-Month AUD-BBR-BBSW	4.750%	Semi-Annual	12/20/2033	AUD	54,000	$239	$47	$286	$142	$0
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029	EUR	4,400	0	36	36	0	(7)
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		4,700	(9)	29	20	0	(8)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		200	(2)	0	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		1,800	(4)	(69)	(73)	8	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		1,900	(5)	49	44	0	(8)
Pay(5)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		1,700	(4)	(26)	(30)	0	(30)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		31,170	(1,503)	254	(1,249)	132	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		19,700	1,492	114	1,606	0	(155)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033	CAD	3,500	0	(41)	(41)	0	(7)
Receive	CAONREPO	2.900	Semi-Annual	06/01/2033		4,400	(3)	(62)	(65)	0	(9)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		2,000	7	(47)	(40)	0	(4)
Receive	CAONREPO	2.900	Semi-Annual	06/01/2034		4,700	(1)	(59)	(60)	0	(11)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		12,400	9	(239)	(230)	0	(29)

							$5,650	$2,534	$8,184	$767	$(1,682)

Total Swap Agreements							$5,822	$2,723	$8,545	$767	$(1,684)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$115	$767	$882	$ (88)	$ (1,168)	$ (1,684)	$ (2,940)

(k)

Securities with an aggregate market value of $9,864 and cash of $25,431 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025		$8,402	AUD	13,282	$0	$(103)
	04/2025		505	JPY	75,672	1	(1)
	04/2025		348	SGD	465	0	(2)
	05/2025	AUD	13,282		$8,404	103	0
	05/2025	CNH	3,897		532	0	(6)
	05/2025	JPY	18,894		126	0	(1)
	05/2025	SGD	465		348	2	0
	05/2025		$2,045	CNH	14,810	1	(2)
	06/2025	CNH	9,062		$1,240	0	(14)
	07/2025		7,370		1,023	2	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	153

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2025	CNH	7,371		$1,022	$0	$(2)

BOA	04/2025	KRW	300,759		205	1	0
	05/2025	CNH	3,810		521	0	(5)
	05/2025	IDR	2,778,777		167	0	0
	05/2025		$180	INR	15,465	1	0
	06/2025	CNH	26,982		$3,729	1	(6)
	06/2025		$205	KRW	299,627	0	(1)
	08/2025	CNH	4,357		$609	4	0
	08/2025	TWD	290		9	0	0

BPS	04/2025	BRL	56,760		9,888	0	(59)
	04/2025	EUR	33,229		34,843	0	(1,087)
	04/2025	IDR	11,799,471		712	4	0
	04/2025	ILS	960		260	2	0
	04/2025	TWD	120,093		3,658	42	0
	04/2025		$3,388	AUD	5,353	0	(43)
	04/2025		9,886	BRL	56,760	63	(3)
	04/2025		1,561	IDR	25,635,939	0	(23)
	04/2025		1,587	INR	137,794	23	0
	04/2025		3,787	JPY	564,626	0	(23)
	04/2025		1,416	KRW	2,056,530	0	(20)
	04/2025		222	SGD	298	0	(1)
	04/2025		3,006	TWD	98,504	0	(40)
	04/2025	ZAR	11,831		$647	2	0
	05/2025	CNH	13,846		1,906	1	(6)
	05/2025	IDR	8,183,658		492	2	0
	05/2025	JPY	6,743		45	0	0
	05/2025	SGD	298		222	1	0
	05/2025		$1,622	BRL	9,315	1	0
	05/2025		3,658	EUR	3,390	14	0
	05/2025		405	IDR	6,715,793	0	(2)
	05/2025		1,620	INR	138,965	2	0
	06/2025	CNH	10,375		$1,423	0	(12)
	06/2025	KRW	73,069		51	2	0
	06/2025		$3,524	PLN	13,681	17	(17)
	07/2025	TWD	41,062		$1,263	19	0
	08/2025		43,844		1,345	13	0
	10/2025	BRL	99,900		16,525	3	(237)

BRC	04/2025	INR	4,553		52	0	(1)
	04/2025	PEN	5,179		1,386	0	(23)
	04/2025	TRY	5,046		126	0	(3)
	04/2025		$1,129	IDR	18,484,357	0	(21)
	04/2025		198	ILS	726	0	(2)
	04/2025		53	INR	4,548	0	0
	04/2025		5,302	TRY	204,759	0	(60)
	05/2025	INR	4,561		$53	0	0
	05/2025	TRY	16,174		409	0	(1)
	05/2025		$3,835	TRY	150,805	0	(101)
	06/2025	TRY	78,865		$1,883	0	(8)
	06/2025		$149	PLN	576	0	0
	06/2025		6,222	TRY	247,894	0	(276)

BSH	04/2025	AUD	18,368		$11,637	160	0
	04/2025		$1,204	JPY	180,793	2	0
	05/2025	JPY	180,184		$1,204	0	(2)
	06/2025		$1,057	PLN	4,073	0	(8)
	07/2025	PEN	15,042		$4,030	0	(52)

CBK	04/2025	BRL	17,875		3,140	7	0
	04/2025	CHF	175		199	1	0
	04/2025	EUR	1,614		1,744	0	(1)
	04/2025	IDR	12,709,527		766	3	0
	04/2025	ILS	3,953		1,085	21	0
	04/2025	INR	79,254		916	0	(10)
	04/2025	PEN	14,952		4,020	0	(47)
	04/2025	TWD	225,165		6,879	98	0
	04/2025		$3,113	BRL	17,875	20	0
	04/2025		35,284	CAD	50,260	0	(357)
	04/2025		10,196	EUR	9,432	7	(5)
	04/2025		6,388	GBP	5,054	140	0
	04/2025		2,285	IDR	37,398,081	0	(41)
	04/2025		581	INR	49,805	1	0

154	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$88	KRW	128,728	$0	$(1)
	04/2025		5,521	PEN	20,077	0	(59)
	04/2025		4,746	TWD	155,795	0	(55)
	05/2025	CAD	50,187		$35,284	356	0
	05/2025	IDR	10,017,731		603	3	0
	05/2025		$403	IDR	6,699,114	0	(2)
	06/2025	CNH	5,107		$705	0	(2)
	06/2025	KRW	5,239,875		3,646	77	0
	06/2025		$281	CNH	2,028	0	0
	07/2025	PEN	5,189		$1,429	20	0
	07/2025	TWD	68,328		2,100	30	0
	07/2025		$3,140	BRL	18,225	0	(8)
	08/2025	PEN	18,390		$4,927	0	(64)
	08/2025	TWD	100,313		3,078	31	0
	09/2025	ILS	4,474		1,200	0	(7)
	09/2025	PEN	14,948		4,092	40	0

DUB	04/2025	CAD	50		35	0	0
	04/2025	ILS	3,990		1,097	24	0
	04/2025	NZD	760		434	3	0
	04/2025	SGD	85		63	0	0
	04/2025		$814	IDR	13,511,814	0	(3)
	04/2025		261	INR	22,456	1	0
	04/2025		437	NZD	760	0	(5)
	04/2025		178	SGD	238	0	(1)
	05/2025	IDR	1,219,814		$73	0	0
	05/2025	NZD	760		437	5	0
	05/2025	SGD	238		178	1	0
	06/2025	KRW	10,652,493		7,417	165	0

FAR	04/2025	AUD	267		168	1	0
	04/2025	BRL	33,096		5,763	0	(37)
	04/2025	CHF	7,242		8,125	0	(61)
	04/2025	ILS	4,233		1,166	27	0
	04/2025		$5,764	BRL	33,096	36	0
	04/2025		3,759	JPY	562,087	3	(15)
	04/2025		98	TWD	3,218	0	(1)
	04/2025	ZAR	317		$17	0	0
	05/2025	JPY	128,911		859	0	(3)
	05/2025		$522	CNH	3,764	0	(2)
	06/2025		5,763	BRL	33,517	36	0
	06/2025		2,049	PLN	7,923	0	(8)
	07/2025	CNH	3,749		$522	2	0

GLM	04/2025	BRL	146,148		26,061	483	(32)
	04/2025	IDR	9,790,192		590	2	0
	04/2025	KRW	457,885		312	1	0
	04/2025	PEN	10,827		2,860	0	(87)
	04/2025	TRY	2,474		62	0	(2)
	04/2025		$25,182	BRL	146,148	429	0
	04/2025		1,514	IDR	24,876,244	0	(22)
	04/2025		120	KRW	175,389	0	(1)
	05/2025	CNH	3,705		$506	0	(5)
	05/2025	IDR	4,813,571		289	0	0
	05/2025		$590	IDR	9,799,036	0	(2)
	06/2025		848	CNH	6,136	2	(2)
	06/2025		312	KRW	456,221	0	(1)
	06/2025		1,308	PLN	5,051	0	(7)
	07/2025	TWD	14,132		$434	6	0
	10/2025	BRL	126,560		20,735	0	(496)

JPM	04/2025		21,090		3,648	6	(54)
	04/2025	EUR	1,523		1,602	0	(45)
	04/2025	IDR	3,773,238		229	2	0
	04/2025	ILS	4,933		1,354	27	0
	04/2025	INR	42,894		492	0	(9)
	04/2025	SGD	70		53	0	0
	04/2025	TRY	4,770		119	0	(4)
	04/2025	TWD	19,965		608	7	0
	04/2025		$3,673	BRL	21,090	23	0
	04/2025		40,756	EUR	37,773	97	(9)
	04/2025		430	IDR	7,061,199	0	(6)
	04/2025		418	INR	36,088	3	0
	04/2025		3,380	JPY	504,259	2	(19)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	155

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$88	KRW	128,671	$0	$(1)
	04/2025		1,946	TWD	63,809	0	(25)
	04/2025	ZAR	6,420		$352	2	0
	05/2025	CNH	3,960		542	0	(4)
	05/2025	EUR	35,772		38,646	0	(96)
	05/2025	IDR	3,206,097		193	1	0
	05/2025	JPY	39,724		264	0	(2)
	05/2025		$1,917	CNH	13,893	2	(2)
	05/2025		1,362	TRY	60,541	163	0
	06/2025	CNH	1,812		$248	0	(2)
	06/2025	MXN	73,882		3,580	7	0
	06/2025		$2,246	BRL	13,262	48	0
	06/2025		270	MXN	5,547	0	(2)
	06/2025		3,681	PLN	14,264	5	(13)
	07/2025	CNH	7,103		$984	1	(1)
	07/2025	TWD	41,509		1,276	19	0
	07/2025		$1,010	BRL	5,909	6	0
	08/2025	CNH	6,726		$932	0	(2)
	08/2025	TWD	53,015		1,627	16	0
	08/2025		$65	TWD	2,145	0	0

MBC	04/2025	CHF	359		$406	0	0
	04/2025	EUR	2,220		2,408	8	0
	04/2025	JPY	2,325,600		15,557	52	0
	04/2025	SGD	597		447	3	0
	04/2025	TWD	27,738		857	22	0
	04/2025		$11	CAD	16	0	0
	04/2025		8,796	CHF	7,770	0	(13)
	04/2025		1,127	GBP	873	1	0
	04/2025		522	INR	45,260	7	0
	04/2025		1,522	TWD	50,006	0	(16)
	04/2025	ZAR	14,590		$798	3	0
	05/2025	CAD	16		11	0	0
	05/2025	CHF	7,742		8,796	13	0
	05/2025	CNH	6,655		918	0	(1)
	05/2025	IDR	1,931,196		116	0	0
	05/2025	JPY	2,236		15	0	0
	05/2025	THB	393		12	0	0
	05/2025		$6,414	CNH	46,109	1	(51)
	06/2025	KRW	907,703		$631	13	0
	06/2025		$880	PLN	3,396	0	(6)
	07/2025	CNH	3,405		$473	1	0
	07/2025	TWD	25,712		789	10	0
	08/2025	CNH	7,758		1,078	2	(2)
	08/2025	TWD	23,992		733	5	0

MYI	04/2025	BRL	8,800		1,533	0	(10)
	04/2025	CAD	50,226		35,284	380	0
	04/2025	EUR	8,619		9,296	0	(23)
	04/2025	GBP	8,432		10,684	0	(208)
	04/2025	SGD	250		187	1	0
	04/2025		$1,511	BRL	8,800	31	0
	04/2025		239	TWD	7,824	0	(4)
	04/2025	ZAR	143,651		$7,858	32	0
	05/2025	IDR	1,757,341		106	0	0
	05/2025		$9,312	EUR	8,619	23	0
	06/2025	CNH	3,005		$414	0	(1)
	06/2025		$201	PLN	797	4	0
	10/2025	BRL	8,800		$1,447	0	(29)

NGF	06/2025	KRW	1,111,667		780	23	0

SCX	04/2025	BRL	11,440		1,957	0	(48)
	04/2025	TWD	14,691		453	10	0
	04/2025		$1,992	BRL	11,440	13	0
	04/2025		1,408	IDR	23,030,228	0	(26)
	04/2025		69	JPY	10,444	0	0
	04/2025		88	KRW	128,534	0	(1)
	04/2025		440	TWD	14,470	0	(4)
	05/2025	CNH	45,074		$6,272	51	0
	05/2025	IDR	754,072		45	0	0
	05/2025	JPY	10,408		69	0	0
	06/2025	CNH	1,462		201	0	(1)
	06/2025		$1,957	BRL	11,585	47	0

156	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2025		$288	MXN	5,900	$0	$(2)
	08/2025	TWD	14,350		$440	4	0

SSB	04/2025		$3,239	GBP	2,505	0	(4)
	05/2025	GBP	2,505		$3,239	4	0

UAG	04/2025	IDR	1,171,557		71	0	0
	04/2025		$71	IDR	1,171,557	0	0
	04/2025		2,860	JPY	425,479	0	(23)
	05/2025		71	IDR	1,173,205	0	0
	06/2025		280	PLN	1,083	0	(2)

Total Forward Foreign Currency Contracts						$3,772	$(4,497)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
MBC	Call - OTC USD versus CNH	CNH 7.500	05/13/2025	7,900	$41	$3

Total Purchased Options					$41	$3

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715%	04/24/2025	3,300	$(12)	$(24)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	3,300	(12)	(5)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	2,700	(11)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	2,700	(11)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	1,500	(7)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	1,500	(7)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	1,000	(4)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	1,000	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	2,700	(10)	(20)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	2,700	(10)	(5)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	5,100	(23)	(27)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	5,100	(23)	(4)

Total Written Options							$(134)	$(108)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	1.326%	$800	$(7)	$4	$0	$(3)

MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132	2,700	(153)	147	0	(6)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.335	3,000	(267)	242	0	(25)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.094	5,100	(229)	223	0	(6)

Total Swap Agreements							$(656)	$616	$0	$(40)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	157

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$109	$0	$0	$109	$(131)	$0	$0	$(131)	$(22)	$0	$(22)
BOA	7	0	0	7	(12)	0	0	(12)	(5)	0	(5)
BPS	211	0	0	211	(1,573)	0	0	(1,573)	(1,362)	1,299	(63)
BRC	0	0	0	0	(496)	0	0	(496)	(496)	785	289
BSH	162	0	0	162	(62)	0	0	(62)	100	0	100
CBK	855	0	0	855	(659)	0	0	(659)	196	0	196
DUB	199	0	0	199	(9)	0	0	(9)	190	0	190
FAR	105	0	0	105	(127)	(29)	0	(156)	(51)	0	(51)
GLM	923	0	0	923	(657)	(48)	0	(705)	218	(350)	(132)
GST	0	0	0	0	0	0	(3)	(3)	(3)	0	(3)
JPM	437	0	0	437	(296)	0	0	(296)	141	(80)	61
MBC	141	3	0	144	(89)	0	0	(89)	55	0	55
MYC	0	0	0	0	0	(31)	(37)	(68)	(68)	202	134
MYI	471	0	0	471	(275)	0	0	(275)	196	0	196
NGF	23	0	0	23	0	0	0	0	23	0	23
SCX	125	0	0	125	(82)	0	0	(82)	43	0	43
SSB	4	0	0	4	(4)	0	0	(4)	0	0	0
UAG	0	0	0	0	(25)	0	0	(25)	(25)	0	(25)

Total Over the Counter	$3,772	$3	$0	$3,775	$(4,497)	$(108)	$(40)	$(4,645)

(m)

Securities with an aggregate market value of $2,286 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$115	$115
Swap Agreements	0	0	0	0	767	767

	$0	$0	$0	$0	$882	$882

158	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,772	$0	$3,772
Purchased Options	0	0	0	3	0	3

	$0	$0	$0	$3,775	$0	$3,775

	$0	$0	$0	$3,775	$882	$4,657

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$88	$88
Futures	0	0	0	0	1,168	1,168
Swap Agreements	0	2	0	0	1,682	1,684

	$0	$2	$0	$0	$2,938	$2,940

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,497	$0	$4,497
Written Options	0	0	0	0	108	108
Swap Agreements	0	40	0	0	0	40

	$0	$40	$0	$4,497	$108	$4,645

	$0	$42	$0	$4,497	$3,046	$7,585

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$134	$134
Futures	0	0	0	0	7,479	7,479
Swap Agreements	0	237	0	0	5,734	5,971

	$0	$237	$0	$0	$13,347	$13,584

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,908	$0	$7,908
Purchased Options	0	0	0	27	0	27
Written Options	0	0	0	73	2,023	2,096
Swap Agreements	0	230	0	0	0	230

	$0	$230	$0	$8,008	$2,023	$10,261

	$0	$467	$0	$8,008	$15,370	$23,845

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(1)	$(1)
Futures	0	0	0	0	4,640	4,640
Swap Agreements	0	(105)	0	0	(4,921)	(5,026)

	$0	$(105)	$0	$0	$(282)	$(387)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,899)	$0	$(1,899)
Purchased Options	0	0	0	(38)	0	(38)
Written Options	0	0	0	0	(20)	(20)
Swap Agreements	0	(55)	0	0	0	(55)

	$0	$(55)	$0	$(1,937)	$(20)	$(2,012)

	$0	$(160)	$0	$(1,937)	$(302)	$(2,399)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	159

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)	March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,362	$3,158	$6,520
Corporate Bonds & Notes
Banking & Finance	0	121,767	603	122,370
Industrials	0	43,884	0	43,884
Utilities	0	33,821	0	33,821
U.S. Government Agencies	0	311,407	0	311,407
U.S. Treasury Obligations	0	909,080	0	909,080
Non-Agency Mortgage-Backed Securities	0	69,208	0	69,208
Asset-Backed Securities
Automobile Sequential	0	58,896	0	58,896
CMBS Other	0	25,713	0	25,713
Credit Card Bullet	0	4,207	0	4,207
Home Equity Other	0	14,808	0	14,808
Whole Loan Collateral	0	5,988	0	5,988
Other ABS	0	45,381	6,163	51,544
Sovereign Issues	0	147,262	0	147,262
Short-Term Instruments
Commercial Paper	0	50,193	0	50,193
Repurchase Agreements	0	23,800	0	23,800
U.S. Treasury Bills	0	261	0	261

	$0	$1,869,038	$9,924	$1,878,962

Investments in Affiliates, at Value
Mutual Funds	49,713	0	0	49,713

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$99	$0	$0	$99

	$49,812	$0	$0	$49,812

Total Investments	$49,812	$1,869,038	$9,924	$1,928,774

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(36,008)	$0	$(36,008)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	50	832	0	882
Over the counter	0	3,775	0	3,775

	$50	$4,607	$0	$4,657

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(311)	(2,629)	0	(2,940)
Over the counter	0	(4,645)	0	(4,645)

	$(311)	$(7,274)	$0	$(7,585)

Total Financial Derivative Instruments	$(261)	$(2,667)	$0	$(2,928)

Totals	$49,551	$1,830,363	$9,924	$1,889,838

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

160	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 213.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Project FLASH
TBD% - 6.800% due 01/09/2030 «µ	$6,870	$6,784

Total Loan Participations and Assignments (Cost $6,836)		6,784

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.1%

Preferred Term Securities Ltd.
4.649% (US0003M + 0.350%) due 03/22/2038 ~	1,210	1,161
4.861% due 03/22/2037 •	200	184
4.861% (US0003M + 0.300%) due 09/22/2037 ~	1,738	1,570
4.930% due 09/23/2035 •	19	19
5.141% due 03/23/2035 •	2,958	2,721

		5,655

INDUSTRIALS 0.0%

GlaxoSmithKline Capital, Inc.
3.625% due 05/15/2025	1,600	1,598

Times Square Hotel Trust
8.528% due 08/01/2026	713	717

		2,315

Total Corporate Bonds & Notes (Cost $7,006)		7,970

MUNICIPAL BONDS & NOTES 0.0%

MICHIGAN 0.0%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	4,600	3,681

Total Municipal Bonds & Notes (Cost $3,504)		3,681

U.S. GOVERNMENT AGENCIES 150.8%

Fannie Mae
0.000% due 01/25/2033 - 05/25/2048 (b)(e)	12,721	9,614
0.000% due 01/25/2033 - 05/25/2051 •	15,261	9,982
0.000% due 06/25/2043 - 02/25/2052 •(a)	587,453	5,189
0.000% due 07/25/2044 ~(a)	15,730	142
0.055% due 03/25/2043 •	8,723	7,140
0.058% due 12/25/2042 - 10/25/2043 •	2,644	2,058
0.200% due 02/25/2043 •(a)	3,085	20
0.278% due 01/25/2044 ~(a)	1,023	8
0.355% due 03/25/2033 •	10,899	9,792
0.533% due 03/25/2047 •	256	175
0.546% due 06/25/2050 •(a)	8,204	643
0.866% due 11/25/2041 •	751	526
0.910% due 09/25/2054 •(a)	92,089	6,123
1.146% due 06/25/2044 •(a)	2,540	245
1.192% due 06/25/2043 •	1,953	1,564
1.400% due 06/25/2028	4,944	4,762
1.496% due 10/25/2043 - 01/25/2050 •(a)	11,651	1,712
1.500% due 02/25/2028 - 04/25/2028	10,271	9,947
1.500% due 11/25/2035 - 01/25/2052 (a)	423,059	22,977
1.506% due 12/25/2036 •(a)	276	20
1.511% due 08/25/2033 •	319	303
1.522% due 10/25/2046 ~(a)	4,194	141
1.546% due 05/25/2046 - 11/25/2049 •(a)	68,963	8,513
1.566% due 09/25/2049 •(a)	3,811	457
1.596% due 10/25/2042 - 07/25/2059 •(a)	59,471	6,769
1.646% due 06/25/2037 - 07/25/2050 •(a)	52,331	6,456

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.668% due 12/25/2050 •(a)	$57,279	$2,848
1.696% due 09/25/2041 - 01/25/2049 •(a)	19,636	2,189
1.719% due 01/25/2051 ~(a)	101,385	4,482
1.734% due 06/25/2048 ~	1,850	216
1.746% due 11/25/2044 - 05/25/2048 •(a)	24,429	3,191
1.746% due 05/25/2048 •	4,969	3,997
1.760% due 10/25/2054 •(a)	39,956	3,948
1.796% due 08/25/2041 - 02/25/2043 •(a)	11,629	1,000
1.798% due 07/25/2044 ~(a)	580	23
1.839% due 07/25/2052 •(a)	575	28
1.847% due 10/25/2046 •(a)	211	9
1.976% due 03/25/2042 •(a)	767	117
1.994% due 07/25/2044 •(a)	819	44
1.996% due 09/25/2037 •(a)	1,450	85
2.000% due 07/25/2037 - 08/25/2052 (a)	744,468	91,707
2.000% due 07/25/2041 - 12/25/2042	285	237
2.008% due 09/25/2045 ~(a)	460	18
2.016% due 04/25/2046 •(a)	609	29
2.100% due 01/01/2047 •	102	98
2.123% due 03/25/2060 ~(a)	11,617	700
2.133% due 08/25/2044 •(a)	477	30
2.135% due 01/25/2045 ~(a)	512	28
2.146% due 09/25/2040 - 09/25/2042 •(a)	3,708	554
2.151% due 04/25/2055 ~(a)	988	49
2.154% due 03/25/2045 ~(a)	1,237	68
2.196% due 05/25/2036 •(a)	650	78
2.199% due 06/25/2052 •(a)	12,500	883
2.242% due 01/25/2031 ~(a)	9,759	610
2.246% due 10/25/2026 - 08/25/2040 •(a)	125	2
2.271% due 07/25/2045 ~(a)	13,172	771
2.275% due 08/25/2054 •(a)	408	21
2.296% due 09/25/2039 •(a)	50	5
2.346% due 12/25/2032 - 11/25/2036 •(a)	1,285	144
2.353% due 01/25/2041 •	1,990	1,986
2.368% due 02/25/2062 ~(a)	17,594	1,243
2.428% due 09/25/2061 ~(a)	6,659	485
2.446% due 04/25/2038 •(a)	262	22
2.500% due 12/25/2027 - 10/25/2052 (a)	1,053,273	156,682
2.500% due 01/25/2034	3,719	3,638
2.524% due 08/25/2055 •(a)	616	35
2.646% due 10/25/2034 •(a)	421	23
3.000% due 11/25/2027 - 10/25/2052 (a)	674,005	107,563
3.000% due 06/25/2033 - 03/01/2057	7,857	7,047
3.000% due 02/01/2057 - 07/01/2060 (g)	85,858	74,256
3.020% due 03/01/2028 (g)	6,617	6,395
3.246% due 08/25/2034 •(a)	146	9
3.276% due 05/01/2047 •	523	511
3.290% due 04/01/2027 - 03/01/2028 (g)	70,774	69,256
3.430% due 05/01/2028 (g)	9,728	9,492
3.430% due 03/01/2033	967	893
3.500% due 10/25/2027 - 04/25/2053 (a)	325,476	58,368
3.500% due 05/25/2039 - 10/25/2042	1,515	1,419
3.575% due 02/01/2026 (g)	12,198	12,083
3.625% due 05/25/2039	3,729	3,703
3.725% due 06/01/2048 •	131	127
3.750% due 05/25/2033 - 01/25/2044	20	20
3.752% due 03/25/2040 •	60	58
3.975% due 06/01/2048 •	109	107
4.000% due 01/25/2033 - 10/25/2053 (a)	236,020	48,683
4.000% due 06/01/2033 - 05/25/2050	9,428	8,017
4.140% due 04/01/2028 (g)	10,571	10,557
4.300% due 12/01/2029 (g)	10,022	9,994
4.320% due 06/01/2028	5,509	5,531

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.374% due 02/01/2028 •(g)	$24,986	$24,969
4.385% due 04/01/2033 (g)	11,208	11,093
4.400% due 12/01/2029 (g)	24,962	25,002
4.440% due 06/01/2033 (g)	12,320	12,183
4.490% due 10/01/2030	1,747	1,753
4.490% due 04/01/2033 - 05/01/2033 (g)	11,905	11,858
4.500% due 06/01/2030 - 08/01/2040	1,676	1,684
4.500% due 11/01/2032 - 04/01/2059 (g)	29,218	28,905
4.500% due 11/25/2044 - 09/25/2053 (a)	141,578	31,529
4.530% due 06/01/2033	3,189	3,189
4.550% due 05/01/2028	1,272	1,285
4.560% due 12/01/2029 (g)	5,018	5,053
4.580% due 08/01/2033 (g)	7,368	7,379
4.590% due 06/01/2033 (g)	24,223	24,296
4.640% due 09/01/2028 (g)	4,884	4,945
4.640% due 11/25/2050 •	2,655	2,530
4.700% due 04/01/2033 (g)	18,493	18,483
4.740% due 05/01/2033	2,148	2,175
4.754% due 12/25/2047 •	33,871	33,090
4.793% due 08/25/2044 •	1,407	1,388
4.804% due 09/25/2044 •	3,397	3,336
4.815% due 09/01/2028 (g)	14,232	14,465
4.840% due 07/01/2033	1,500	1,527
4.843% due 03/25/2049 ~	468	464
4.854% due 03/25/2042 - 05/25/2045 •	2,948	2,891
4.880% due 09/01/2028 (g)	23,455	23,901
4.883% due 12/25/2046 •	919	909
4.893% due 09/25/2046 - 11/25/2059 •	2,889	2,854
4.899% due 02/25/2037 •	152	151
4.900% due 10/01/2028	3,053	3,113
4.904% due 09/25/2049 - 07/25/2059 •	5,536	5,406
4.915% due 05/25/2042 •	14	14
4.924% due 07/25/2049 •	3,537	3,461
4.990% due 03/01/2031 (g)	7,894	8,058
5.000% due 11/01/2033 - 07/25/2040	164	160
5.000% due 08/25/2053 (a)	68,953	17,331
5.004% due 12/25/2040 •	562	558
5.075% due 08/25/2043 ~	14	14
5.093% due 05/25/2050 •	1,947	1,947
5.109% due 12/25/2047 •	2,424	2,428
5.110% due 08/01/2033	1,080	1,116
5.129% due 01/25/2051 •	9,270	9,279
5.170% due 05/01/2031	2,820	2,916
5.200% due 10/01/2030	3,983	4,118
5.229% due 12/25/2050 •	2,131	2,126
5.230% due 10/01/2028 (g)	8,806	9,049
5.294% due 04/25/2048 •	1,013	1,020
5.304% due 07/25/2038 •	79	79
5.310% due 08/25/2054 •	6,279	6,274
5.340% due 01/25/2054 •	98,424	98,902
5.440% due 11/25/2054 •	158,644	158,183
5.500% due 02/25/2029 (a)	2	0
5.500% due 01/25/2032 ~(a)	63	5
5.500% due 12/25/2034 - 11/01/2036	1,039	1,067
5.540% due 12/25/2054 •	5,640	5,677
5.570% due 10/01/2028	3,722	3,834
5.590% due 10/01/2031	2,222	2,351
5.590% due 11/25/2052 •	86,013	83,769
5.610% due 10/01/2028	4,067	4,195
5.740% due 02/25/2055 •	2,914	2,926
5.810% due 06/01/2031 (g)	65,600	68,854
5.910% due 10/01/2028	912	957
5.980% due 08/01/2049 •	1,379	1,425
6.000% due 04/25/2032 - 02/25/2033 (a)	124	15
6.000% due 02/25/2034	56	58
6.143% due 12/01/2034 •	95	97
6.300% due 06/25/2031 ~	12	12
6.432% due 01/01/2035 •	197	205
6.500% due 04/25/2038 (a)	175	40
6.607% due 01/01/2035 •	85	87
6.718% due 09/01/2043 •	531	547

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	161

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.874% due 12/01/2048 •	$428	$443
7.000% due 11/25/2039 - 03/25/2049	70	73
7.300% due 06/01/2035 •	8	8
7.703% due 12/25/2036 •	25	27

Freddie Mac
0.000% due 06/01/2026 - 08/15/2057 (b)(e)	13,330	10,445
0.000% due 01/15/2033 - 08/15/2045 •	22,118	17,812
0.000% due 07/15/2047 - 03/25/2052 •(a)	143,485	6,131
0.037% due 08/15/2040 •(a)	1,361	53
0.040% due 11/15/2042 •	297	156
0.044% due 01/15/2043 •	1,889	1,026
0.064% due 12/15/2042 •	1,145	877
0.224% due 03/15/2045 •	202	131
0.355% due 05/15/2035 •	217	212
0.537% due 04/15/2042 •(a)	1,275	91
0.766% due 09/15/2041 •	478	323
0.904% due 04/25/2034 ~(a)	132,540	7,138
0.960% due 09/25/2054 •(a)	49,894	3,231
0.974% due 01/15/2041 •	563	511
1.060% due 11/25/2054 •(a)	79,203	5,133
1.071% due 02/15/2041 •	77	64
1.250% due 01/15/2028	3,685	3,563
1.375% due 12/15/2027	2,363	2,288
1.427% due 09/15/2043 •(a)	7,459	759
1.500% due 02/15/2028	6,291	6,092
1.537% due 10/15/2036 - 08/15/2042 •(a)	17,206	1,774
1.546% due 04/25/2048 - 11/25/2049 •(a)	21,361	2,731
1.587% due 08/15/2041 - 09/15/2044 •(a)	6,102	685
1.596% due 04/25/2049 - 06/25/2050 •(a)	63,276	8,706
1.637% due 12/15/2042 - 02/15/2044 •(a)	7,463	1,025
1.642% due 08/15/2048 ~(a)	46,710	1,781
1.646% due 06/25/2050 - 08/25/2050 •(a)	35,374	4,471
1.655% due 10/15/2037 ~(a)	183	9
1.660% due 10/25/2054 •(a)	93,812	8,599
1.669% due 03/15/2050 ~(a)	29,116	1,313
1.687% due 08/15/2025 - 10/15/2048 •(a)	23,153	2,804
1.696% due 05/25/2050 - 06/25/2050 •(a)	22,261	2,944
1.737% due 01/15/2033 - 06/15/2048 •(a)	14,956	1,602
1.746% due 07/25/2050 •(a)	23,611	3,341
1.750% due 10/15/2032	1,735	1,619
1.787% due 12/15/2050 •(a)	46,799	2,043
1.837% due 05/15/2037 •(a)	134	7
1.950% due 10/15/2037 •(a)	201	9
1.960% due 12/25/2050 •(a)	6,852	1,059
1.967% due 02/15/2037 •(a)	299	27
1.987% due 04/15/2032 •(a)	758	39
2.000% due 04/25/2031 - 06/25/2052 (a)	963,925	121,096
2.000% due 07/15/2041	667	630
2.063% due 03/15/2037 •(a)	198	11
2.117% due 10/15/2038 ~(a)	2,404	135
2.137% due 01/15/2041 •(a)	234	22
2.150% due 01/15/2038 •(a)	1,697	86
2.187% due 02/15/2032 - 03/15/2035 •(a)	220	10
2.207% due 11/15/2036 •(a)	515	30
2.237% due 09/15/2035 - 07/15/2042 •(a)	1,138	164
2.250% due 05/15/2040	5,587	5,387
2.261% due 11/15/2038 ~(a)	566	32
2.267% due 02/15/2038 ~(a)	8,704	478
2.270% due 08/15/2041 ~(a)	170	10
2.286% due 02/15/2038 ~(a)	337	19
2.287% due 03/15/2037 •(a)	337	32
2.313% due 10/15/2041 ~(a)	341	21
2.335% due 06/15/2038 ~(a)	420	26
2.352% due 04/15/2047 •(a)	6,679	502

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.404% due 08/15/2047 ~(a)	$9,227	$860
2.454% due 12/15/2046 ~(a)	39,490	2,985
2.500% due 09/15/2027 - 10/15/2052 (a)	530,637	78,000
2.618% due 08/15/2036 ~(a)	233	15
2.856% due 10/25/2046 ~	1,169	1,153
3.000% due 05/15/2027 - 10/15/2052 (a)	746,425	123,303
3.000% due 05/15/2034 ~(a)	287	15
3.000% due 09/25/2045 - 12/25/2046	2,493	2,167
3.134% due 12/15/2027 •(a)	165	5
3.212% due 12/25/2036 •	18,475	15,210
3.334% due 09/17/2032 •	2	2
3.500% due 01/01/2038 - 04/15/2054	16,449	13,884
3.500% due 02/25/2041 - 10/15/2052 (a)	449,868	80,767
3.500% due 10/15/2047 ~(a)	667	120
3.537% due 06/15/2031 •(a)	54	5
4.000% due 02/15/2031 - 06/01/2048	25,422	24,085
4.000% due 03/15/2042 - 06/25/2051 (a)	136,447	28,281
4.000% due 01/01/2048 (g)	4,044	3,820
4.000% due 05/15/2049 ~(a)	398	57
4.026% due 06/15/2042 •	564	532
4.074% due 05/15/2033 •	3	3
4.190% due 05/01/2030 (g)	20,500	20,050
4.228% due 10/25/2034 •	69,498	67,904
4.250% due 08/25/2059 - 11/25/2059 •	11,503	10,973
4.500% due 08/01/2030 - 06/01/2048	2,280	2,254
4.500% due 07/15/2042 - 10/25/2051 (a)	133,910	31,634
4.500% due 02/25/2059 ~	28,500	26,775
4.660% due 01/25/2031	27,615	27,844
4.722% due 05/15/2033 •	6	6
4.763% due 08/15/2047 •	1,640	1,593
4.793% due 10/15/2038 •	1,801	1,777
4.863% due 09/15/2042 •	993	974
4.950% due 01/01/2030	10,710	10,809
4.963% due 03/15/2044 •	1,436	1,419
4.995% due 10/15/2033 •	104	106
5.000% due 09/15/2046 ~(a)	558	89
5.000% due 05/25/2048 - 05/25/2054 (a)	307,781	71,779
5.000% due 03/01/2049 (g)	16,103	16,141
5.007% due 09/25/2030 ~	12,912	13,189
5.013% due 11/15/2040 •	1,515	1,501
5.229% due 04/15/2049 - 12/15/2050 •	6,925	6,907
5.310% due 05/25/2034 - 08/25/2054 •	69,582	69,913
5.320% due 02/25/2055 •	19,644	19,727
5.329% due 08/15/2048 •	13,965	14,089
5.340% due 09/25/2054 - 02/25/2055 •	89,426	89,868
5.430% due 06/25/2031 ~	9,387	9,762
5.440% due 10/25/2054 - 11/25/2054 •	128,338	127,877
5.490% due 12/25/2054 •	8,407	8,416
5.500% due 02/15/2033 - 01/01/2038	595	610
5.500% due 05/15/2041 •	21	21
5.540% due 12/25/2054 •	4,798	4,831
5.590% due 11/25/2052 •	53,754	53,495
5.640% due 11/25/2054 •	155,126	154,808
5.990% due 01/25/2034 •	872	874
6.000% due 07/15/2035	649	693
6.000% due 03/15/2044 (a)	380	70
6.117% due 11/15/2034 •	5	5
6.540% due 05/25/2042 •	5,648	5,724
6.786% due 12/25/2047 ~	109	110
7.000% due 03/01/2039	13	13
7.240% due 04/25/2042 •	10,900	11,217
13.654% due 10/25/2027 •	240	242

Ginnie Mae
0.000% due 03/20/2035 - 06/16/2043 (b)(e)	3,620	3,181

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 05/20/2040 - 02/20/2049 •(a)	$42,435	$1,131
0.000% due 04/20/2043 - 04/16/2053 ~(a)	24,723	1,152
0.000% due 06/20/2045 - 09/20/2045 •	2,078	1,671
0.020% due 11/20/2046 ~(a)	276	18
0.023% due 07/20/2041 - 08/16/2048 ~(a)	2,815	47
0.037% due 01/20/2047 ~(a)	3,630	164
0.065% due 10/20/2046 ~(a)	3,156	127
0.102% due 06/20/2042 •(a)	836	39
0.131% due 12/20/2042 ~	300	245
0.152% due 06/20/2042 ~(a)	789	36
0.300% due 05/16/2050 ~(a)	619	2
0.732% due 12/20/2040 •	842	776
1.106% due 05/20/2049 •(a)	4,224	324
1.116% due 09/20/2043 •(a)	804	20
1.116% due 01/20/2044 •	967	555
1.126% due 11/20/2046 •	25	22
1.616% due 06/16/2039 - 09/20/2049 •(a)	36,870	4,507
1.666% due 11/16/2034 - 12/20/2048 •(a)	6,050	469
1.686% due 12/20/2035 •(a)	8,676	599
1.766% due 03/16/2035 - 09/20/2048 •(a)	2,364	187
1.813% due 05/16/2053 ~(a)	47	1
1.816% due 04/20/2048 •	4,775	4,569
2.000% due 01/20/2051 (a)	19,886	2,236
2.016% due 02/16/2040 •(a)	1,315	97
2.266% due 05/20/2041 •(a)	818	62
2.500% due 09/20/2050 (a)	3,585	103
3.000% due 02/20/2043 - 06/20/2046 (a)	2,417	140
3.000% due 09/20/2046 - 11/20/2067	28,822	24,625
3.000% due 12/20/2046 - 02/20/2053 (g)	188,456	167,355
3.500% due 03/20/2042 - 12/20/2068	52,851	42,465
3.500% due 11/20/2042 - 09/20/2046 (a)	6,044	963
3.500% due 10/20/2047 - 02/20/2052 (g)	38,459	35,322
3.500% due 01/20/2069 •	1,184	1,131
3.828% due 10/20/2045 •	355	359
4.000% due 07/20/2039 - 08/15/2048	8,144	7,825
4.000% due 10/16/2044 (a)	764	91
4.500% due 09/15/2038 - 09/20/2048	25,177	24,665
4.500% due 09/15/2040 - 06/20/2041 (g)	40,192	39,318
4.500% due 12/16/2041 - 05/20/2043 (a)	875	126
4.625% due 08/20/2045 •	405	411
4.644% due 09/20/2073 •	4,550	4,515
4.684% due 03/20/2041 •	338	332
4.723% due 05/20/2068 •	153	153
4.750% due 10/20/2044 •	502	514
4.823% due 11/20/2070 •	4,769	4,702
4.844% due 03/20/2073 •	34,041	33,501
4.873% due 11/20/2060 - 11/20/2070 •	10,268	10,149
4.884% due 02/20/2049 •	1,150	1,125
4.914% due 03/20/2068 •	263	262
4.923% due 03/20/2061 - 07/20/2067 •	139	138
4.938% due 10/20/2062 •	41	41
4.943% due 08/20/2062 •	114	114
4.944% due 02/20/2068 •	739	739
4.963% due 07/20/2063 •	93	93
4.994% due 02/20/2074 - 05/20/2074 •	4,384	4,366
5.000% due 08/20/2034 - 01/20/2049	780	770
5.000% due 05/16/2043 (a)	504	72
5.000% due 06/20/2049 (g)	7,045	7,094
5.023% due 08/20/2065 - 10/20/2069 •	1,377	1,368

162	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.034% due 02/20/2053 •	$63,679	$63,267
5.044% due 02/20/2053 - 02/20/2074 •	18,722	18,560
5.083% due 12/20/2065 •	239	238
5.094% due 02/20/2053 - 03/20/2071 •	36,697	36,498
5.104% due 11/20/2074 •	995	996
5.123% due 04/20/2062 •	641	642
5.134% due 02/20/2073 - 04/20/2074 •	24,229	24,126
5.144% due 03/20/2071 - 04/20/2073 •	60,768	60,687
5.163% due 10/20/2067 •	662	663
5.164% due 03/20/2069 - 12/20/2071 •	2,633	2,625
5.173% due 11/20/2065 - 02/20/2067 •	4,854	4,856
5.194% due 05/20/2074 - 07/20/2074 •	23,582	23,753
5.204% due 03/20/2073 •	34,067	34,293
5.214% due 01/20/2073 •	1,594	1,605
5.223% due 07/20/2066 •	86	86
5.224% due 02/20/2073 ~	5,813	5,852
5.224% due 03/20/2073 •	14,957	15,058
5.244% due 01/20/2073 - 07/20/2074 ~	17,199	17,370
5.244% due 07/20/2073 - 07/20/2074 •	282,918	285,573
5.274% due 01/20/2074 - 08/20/2074 •	35,849	36,294
5.294% due 09/20/2073 - 10/20/2073 •	50,787	51,404
5.298% due 02/20/2069 •	1,196	1,202
5.304% due 08/20/2073 •	14,504	14,676
5.314% due 08/20/2073 ~	23,479	23,739
5.323% due 09/20/2069 •	502	504
5.324% due 09/20/2073 •	10,437	10,555
5.344% due 03/20/2073 - 12/20/2073 •	80,514	80,897
5.344% due 05/20/2073 ~	3,681	3,731
5.361% due 08/20/2067 •	203	203
5.444% due 03/20/2073 - 05/20/2073 •	120,821	122,039
5.444% due 06/20/2073 ~	58,929	60,085
5.461% due 08/20/2068 •	3,311	3,306
5.464% due 08/20/2073 •	7,365	7,444
5.494% due 05/20/2073 •	4,343	4,392
5.500% due 02/20/2034 - 04/20/2040	88	88
5.573% due 05/20/2070 •	118	121
5.844% due 03/20/2071 - 08/20/2071 •	13,099	13,416
6.000% due 07/20/2038 - 06/20/2041	197	208
6.297% due 07/20/2066 •	152	153
6.500% due 03/15/2035	249	258

Ginnie Mae, TBA
2.000% due 04/01/2055 - 05/01/2055	446,300	365,057
3.000% due 04/01/2055 - 05/01/2055	1,036,200	917,849
3.500% due 04/01/2055	329,250	301,291
4.000% due 04/01/2055 - 05/01/2055	572,974	536,384
4.500% due 04/01/2055 - 05/01/2055	754,816	724,048
5.000% due 04/01/2055 - 05/01/2055	536,500	527,550
5.500% due 04/01/2055 - 05/01/2055	60,000	60,087
6.000% due 05/01/2055	40,500	41,073

Uniform Mortgage-Backed Security
2.500% due 01/01/2033 - 09/01/2051	9,185	8,277
2.500% due 02/01/2051 - 01/01/2052 (g)	173,639	146,040
3.000% due 04/01/2031 - 03/01/2052	36,124	32,069
3.000% due 01/01/2038 - 02/01/2052 (g)	848,404	743,200

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 10/01/2034 - 06/01/2051	$31,888	$29,609
3.500% due 11/01/2034 - 06/01/2051 (g)	127,726	117,438
4.000% due 12/01/2036 - 07/01/2053	114,319	109,361
4.000% due 03/01/2038 - 05/01/2049 (g)	159,872	152,467
4.500% due 04/01/2031 - 01/01/2055	29,027	28,200
4.500% due 07/01/2047 - 12/01/2054 (g)	109,760	105,742
5.000% due 04/01/2043 - 08/01/2054	28,111	27,891
5.000% due 05/01/2043 - 03/01/2054 (g)	24,731	24,534
5.500% due 12/01/2052 - 01/01/2055	44,124	44,332
5.500% due 05/01/2053 - 01/01/2055 (g)	97,935	98,508
5.500% due 04/01/2054 - 05/01/2054	34,902	34,879
6.000% due 05/01/2049 - 02/01/2055	47,302	48,363
6.000% due 12/01/2052 - 11/01/2054 (g)	574,419	586,197
6.500% due 11/01/2053 - 01/01/2055	18,615	19,354
6.500% due 01/01/2054 - 02/01/2054 (g)	171,189	176,790
7.000% due 06/01/2054 - 08/01/2054	6,117	6,429

Uniform Mortgage-Backed Security, TBA
3.500% due 04/01/2040 - 05/01/2055	371,100	335,476
4.000% due 04/01/2040 - 05/01/2055	314,995	296,359
4.500% due 04/01/2040 - 06/01/2055	1,266,650	1,212,109
5.000% due 04/01/2040 - 05/01/2055	595,200	584,961
5.500% due 04/01/2040 - 05/01/2055	378,400	378,310
6.000% due 05/01/2055 - 06/01/2055	466,516	473,153
6.500% due 05/01/2055 - 06/01/2055	3,066,538	3,157,471
7.000% due 05/01/2055	478,700	500,303

Total U.S. Government Agencies (Cost $17,872,386)		17,569,682

U.S. TREASURY OBLIGATIONS 0.2%

U.S. Treasury Notes
2.250% due 08/15/2027 (i)	21,700	20,902

Total U.S. Treasury Obligations (Cost $22,247)		20,902

NON-AGENCY MORTGAGE-BACKED SECURITIES 30.8%

ACRA Trust
5.608% due 10/25/2064 þ	4,229	4,224

Adjustable Rate Mortgage Trust
5.385% due 09/25/2035 •	1,989	1,858
5.585% due 02/25/2035 •	6,195	5,927

AG Trust
6.335% due 07/15/2041 •	1,521	1,524

American Home Mortgage Assets Trust
3.412% due 01/25/2036 •	860	552
4.895% due 06/25/2037 •	4,601	4,314
5.015% due 08/25/2037 •	5,636	5,064
5.605% due 10/25/2046 •	6,988	5,856

American Home Mortgage Investment Trust
4.835% due 03/25/2046 •	3,704	3,286
5.289% due 06/25/2045 •	5,283	4,909
6.719% due 06/25/2045 •	3	3

Angel Oak Mortgage Trust
3.290% due 11/25/2066 •	15,681	11,507

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.800% due 11/25/2067 þ		$7,488	$7,393
5.338% due 05/27/2069 þ		3,291	3,281
5.985% due 01/25/2069 þ		810	815
6.197% due 01/25/2069 þ		8,060	8,134
6.500% due 12/25/2067 þ		3,112	3,141

Anthracite Ltd.
5.678% due 06/20/2041		5,912	0

Ashford Hospitality Trust
5.742% due 04/15/2035 •		8,335	8,289
5.892% due 04/15/2035 •		15,035	14,934
6.592% due 04/15/2035 •		13,939	13,802

ATLX Trust
3.850% due 04/25/2063 þ		4,253	4,088
3.850% due 04/25/2064 þ		190	183

Atrium Hotel Portfolio Trust
6.267% due 12/15/2036 •		8,800	8,500

Avon Finance PLC
5.357% due 12/28/2049 •	GBP	15,547	20,127

BAMLL Commercial Mortgage Securities Trust
3.110% due 04/25/2050 «		$29,945	28,598
3.110% due 08/25/2052 «		10,000	8,640
6.434% due 09/15/2038 •		4,000	3,624
7.184% due 09/15/2038 •		5,000	4,463

Banc of America Alternative Loan Trust
2.205% due 06/25/2037 •(a)		263	32
4.795% due 06/25/2037 •		245	176
6.000% due 06/25/2046		1,097	849

Banc of America Commercial Mortgage Trust
5.754% due 07/10/2046 •		452	448

Banc of America Funding Trust
2.685% due 01/27/2035 •		3,179	3,076
4.646% due 05/26/2037 •		24,185	21,433
4.927% due 02/20/2036 ~		522	466
5.109% due 01/20/2047 ~		114	99
6.000% due 09/25/2036		12	12

Banc of America Mortgage Trust
5.336% due 11/20/2046 •		43	38
5.773% due 04/25/2035 •		899	888
6.377% due 06/25/2034 •		26	25
6.411% due 05/25/2034 •		13	12

Barclays Commercial Mortgage Securities Trust
5.808% due 07/15/2037 •		3,300	3,200
6.508% due 07/15/2037 •		7,000	6,687
7.008% due 07/15/2037 •		9,060	7,997

Bayview Opportunity Master Fund Trust
5.000% due 10/25/2051 •		1,129	1,051

BCAP LLC Trust
3.877% due 01/26/2037 •		1,987	1,790
4.927% due 02/26/2036 •		2,665	2,465
5.500% due 04/25/2037		967	401

Bear Stearns Adjustable Rate Mortgage Trust
4.414% due 10/25/2036 •		124	110
4.855% due 03/25/2035 •		114	104
5.239% due 07/25/2034 •		28	27
5.746% due 05/25/2037 •		1,855	1,539
6.373% due 12/25/2046 •		257	213
6.398% due 12/25/2046 •		1,458	1,275

Bear Stearns ALT-A Trust
4.259% due 08/25/2036 ~		4,924	3,321
4.755% due 02/25/2034 ~		14	14
4.755% due 08/25/2036 ~		3,991	3,398
4.935% due 01/25/2036 •		514	489
4.941% due 11/25/2035 ~		483	373
5.043% due 09/25/2035 •		1,097	636
5.475% due 04/25/2035 •		9	9

Bear Stearns Asset-Backed Securities Trust
6.000% due 03/25/2036		3,470	1,433
6.735% due 09/25/2033 •		90	55

Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 •		91	89

Bear Stearns Mortgage Funding Trust
4.895% due 09/25/2046 •		77	71

Bear Stearns Structured Products, Inc. Trust
5.116% due 01/26/2036 ~		1,232	881

Beast Mortgage Trust
5.884% due 03/15/2036 •		3,000	2,359

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	163

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.384% due 03/15/2036 •	$5,590	$3,950
6.934% due 03/15/2036 •	32,020	20,707

Beneria Cowen & Pritzer Collateral Funding Corp.
6.030% due 06/15/2038 •	5,000	3,293
6.926% due 06/15/2038 •	12,750	5,337

BINOM Securitization Trust
4.441% due 08/25/2057 ~	22,676	22,007

BWAY Mortgage Trust
6.634% due 09/15/2036 •	6,000	5,238
7.284% due 09/15/2036 •	7,000	5,792

BX Trust
4.939% due 10/15/2036 •	5,000	4,962
5.068% due 04/15/2039 •	7,726	7,673
5.354% due 12/15/2038 •	13,486	13,458
5.417% due 05/15/2035 ~	8,778	8,762
5.625% due 10/15/2026 •	1,212	1,205
5.633% due 04/15/2034 •	2,900	2,816
6.083% due 04/15/2034 •	11,733	11,336
6.264% due 10/15/2026 ~	3,232	3,213

Cascade Funding Mortgage Trust
3.000% due 03/25/2035 «~	12,900	12,531
4.000% due 10/25/2054 •	14,506	14,169

Chase Home Lending Mortgage Trust
3.250% due 03/25/2064 •	13,119	11,769
3.250% due 08/25/2064 •	9,605	8,528
3.250% due 09/25/2064 •	12,289	10,927
3.375% due 12/25/2064 •	7,935	7,110
5.590% due 05/25/2055 ~	8,964	8,991
5.590% due 09/25/2055 •	14,669	14,671
5.640% due 06/25/2055 ~	24,028	24,152

Chase Mortgage Finance Trust
7.550% due 02/25/2037 •	4	4

ChaseFlex Trust
4.785% due 02/25/2037 •	4,679	1,169
5.035% due 05/25/2037 ~	8,700	7,745
5.115% due 05/25/2037 •	795	757

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.735% due 08/25/2037 •	2,022	1,863

CIM Trust
0.500% due 07/01/2051 •(a)	81,597	2,512
3.250% due 10/25/2058 •	2,909	2,613
4.750% due 06/25/2064 •	7,302	7,188
5.000% due 05/25/2062 ~	2,351	2,345
5.000% due 02/25/2099 þ	2,500	2,462
6.639% due 12/25/2067 þ	3,281	3,312

Citigroup Mortgage Loan Trust
0.000% due 10/25/2054 ~	93,716	98,961
0.000% due 09/25/2064 •	87,432	75,590
0.010% due 01/01/2075 «	528	529
0.250% due 09/25/2051 •(a)	49,761	770
3.750% due 01/01/2075 «(c)	123,172	106,828
4.482% due 06/27/2037 •	6,643	5,907
4.797% due 02/20/2036 •	2,522	2,309
5.008% due 08/25/2035 ~	273	249
5.690% due 07/25/2054 ~	10,471	10,504
6.000% due 08/25/2037 •	1,704	625
6.300% due 03/25/2036 ~	11	12
7.410% due 05/25/2035 •	2	2

Colony Mortgage Capital Ltd.
6.157% due 11/15/2038 ~	5,000	4,838

COLT Mortgage Loan Trust
4.550% due 04/25/2067 •	25,902	25,791
4.669% due 03/25/2067 •	4,800	4,582
6.393% due 06/25/2069 þ	6,958	7,038

Connecticut Avenue Securities Trust
6.340% due 03/25/2042 •	4,482	4,526
7.090% due 05/25/2042 •	1,029	1,051
7.440% due 03/25/2042 •	3,750	3,870

Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036	36	20

Countrywide Alternative Loan Trust
1.165% due 06/25/2036 •(a)	1,359	153
2.515% due 10/25/2037 •(a)	5,869	806
4.598% due 03/25/2047 •	47	37
4.675% due 06/25/2036 •	1,532	1,431
4.715% due 04/25/2047 ~	234	214

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.795% due 11/25/2036 ~	$1,010	$1,281
4.815% due 09/25/2046 •	1,464	1,418
4.835% due 06/25/2036 •	1,373	574
4.995% due 08/25/2047 •	2,673	2,272
5.074% due 11/20/2035 •	149	143
5.074% due 12/20/2035 ~	1,830	1,716
5.135% due 05/25/2036 •	165	69
5.321% due 05/25/2036 •	911	866
5.500% due 07/25/2035	4,158	3,023
5.750% due 03/25/2034	2,695	2,735
6.000% due 10/25/2034	8,045	8,309
6.000% due 12/25/2034	2,685	2,401
6.000% due 07/25/2036	15,821	6,556
6.000% due 08/25/2036	1,119	1,054
6.000% due 08/25/2036 •	903	850
6.000% due 02/25/2037	3,929	1,630
6.000% due 04/25/2037	12,200	5,668
6.000% due 07/25/2037	12,167	6,405
6.035% due 08/25/2035 •	2,571	2,435
6.135% due 09/25/2035 •	485	432
6.500% due 12/25/2036	8,000	3,452
6.685% due 10/20/2035 •	932	670

Countrywide Home Loan Mortgage Pass-Through Trust
4.330% due 03/25/2037 •	247	211
4.358% due 02/25/2047 ~	373	326
4.455% due 01/25/2036 •	35	31
4.500% due 05/01/2034	167	159
4.669% due 11/25/2037 •	850	801
4.933% due 01/25/2036 •	844	799
5.095% due 02/25/2035 ~	291	273
5.500% due 01/25/2035	153	153
5.750% due 05/25/2037	23	10
5.750% due 06/25/2037	4,158	1,957
5.750% due 07/25/2037	1,266	598
6.000% due 02/25/2037	5,590	2,601
6.000% due 01/25/2038	256	109
6.250% due 09/25/2037	58	35
6.500% due 10/25/2037	9,600	2,717
6.500% due 11/25/2037	4,064	1,381

Countrywide Home Loan Reperforming REMIC Trust
4.749% due 01/25/2034 •	2,444	2,180
4.775% due 01/25/2036 ~	102	96
7.500% due 06/25/2035	144	147

Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.938% due 05/25/2066 •	1,005	839
2.000% due 01/25/2060	16,119	14,119
2.000% due 01/25/2060 ~	1,290	1,136
2.000% due 10/25/2060 •	527	474
2.500% due 07/25/2056 •	1,873	1,541
2.975% due 07/25/2057 ~	6,580	6,083
3.000% due 11/25/2056 •	5,878	5,041
3.375% due 01/25/2060	1,000	822
3.689% due 02/25/2061 ~	709	707
3.904% due 04/25/2062 ~	2,963	2,822
4.102% due 12/27/2060 ~	20,374	20,319
4.193% due 07/27/2061 •	21,738	21,675
4.699% due 05/27/2053 •	1,989	1,581
4.820% due 01/26/2047 •	2,574	1,295
5.186% due 10/26/2036 ~	445	401
5.818% due 01/15/2049 •	2,500	551
6.234% due 07/15/2038 •	4,000	3,202
6.250% due 05/26/2048	5,774	4,733
6.734% due 07/15/2038 •	5,000	2,772
7.199% due 06/01/2050 ~	2,147	2,140
7.334% due 07/15/2038 •	10,000	4,723

Cross Mortgage Trust
5.129% due 09/25/2069 ~	4,122	4,102
5.549% due 12/25/2069 •	5,317	5,320
6.093% due 04/25/2069 þ	6,598	6,654
6.147% due 07/25/2069 þ	6,044	6,114
6.272% due 06/25/2069 þ	9,011	9,114
6.615% due 03/25/2068 þ	4,675	4,729

CRSNT Commercial Mortgage Trust
5.634% due 04/15/2036 •	24,753	24,338
5.984% due 04/15/2036 •	10,913	10,717
6.434% due 04/15/2036 •	17,000	16,676

CSAB Mortgage-Backed Trust
6.500% due 11/25/2036 þ	58	8

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DC Commercial Mortgage Trust
6.314% due 09/12/2040		$4,300	$4,410

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.735% due 03/25/2037 •		837	781
4.735% due 09/25/2047 •		13,582	11,626
4.915% due 01/25/2047 ~		5,754	5,057

DOLP Trust
3.704% due 05/10/2041 •		46,540	37,720

DROP Mortgage Trust
6.133% due 10/15/2043 •		5,500	5,032
6.683% due 10/15/2043 •		7,200	6,469

Ellington Financial Mortgage Trust
2.296% due 06/25/2066 •		2,200	1,519
5.522% due 01/26/2060 þ		1,555	1,560
5.655% due 02/25/2060 «þ		5,200	5,213

Eurosail PLC
5.349% due 09/13/2045 •	GBP	693	873

Extended Stay America Trust
5.813% due 07/15/2038 •		$30,315	30,302
6.133% due 07/15/2038 •		30,488	30,481
6.683% due 07/15/2038 •		34,473	34,473
7.283% due 07/15/2038 •		5,284	5,282

First Horizon Alternative Mortgage Securities Trust
4.272% due 07/25/2036 •		74	65

First Horizon Mortgage Pass-Through Trust
6.378% due 11/25/2035 •		9	7
6.739% due 08/25/2035 •		69	50

GCAT Trust
2.565% due 05/25/2066		9,952	7,328
4.250% due 05/25/2067 •		3,877	3,633
6.007% due 01/25/2059 þ		3,313	3,327
6.085% due 06/25/2059 þ		4,788	4,820

Global Mortgage Securitization Ltd.
4.705% due 04/25/2032 •		442	429

GMAC Mortgage Corp. Loan Trust
7.250% due 05/25/2035 ~		8	7

Great Hall Mortgages PLC
4.698% due 06/18/2039 •		4	4

GreenPoint Mortgage Funding Trust
4.895% due 02/25/2037 •		7,224	6,815

Grifonas Finance PLC
2.669% due 08/28/2039 •	EUR	5,281	5,598

GS Mortgage Securities Corp. Trust
5.817% due 07/15/2031 ~		$11,605	3,667
6.067% due 07/15/2031 •		3,293	695
6.240% due 12/15/2036 •		3,801	3,739

GS Mortgage Securities Trust
0.429% due 08/10/2043 •(a)		7,269	3
3.805% due 10/10/2035 ~		11,300	10,537

GS Mortgage-Backed Securities Corp. Trust
2.000% due 12/25/2060 ~		2,770	2,370
2.300% due 07/25/2061 •		17,128	13,486
3.207% due 07/25/2061 •		5,664	4,422
4.211% due 07/25/2061 •		2,039	1,621

GS Mortgage-Backed Securities Trust
0.000% due 01/25/2064 (b)(e)		71	69
0.000% due 07/25/2064 (b)(e)		186	181
0.000% due 07/25/2064 (b)(e)		50	50
0.010% due 08/01/2079 «		923	747
0.250% due 05/25/2051 •(a)		16,033	215
0.500% due 01/25/2053 •(a)		34,915	1,102
3.250% due 01/25/2064 ~		102,534	86,026
3.476% due 07/25/2064 •		108,904	94,336
3.625% due 01/25/2059 •		18,306	17,710
3.750% due 10/25/2057		1,135	1,109
3.884% due 07/25/2064 ~		108,017	98,754
3.900% due 09/25/2061 þ		7,167	6,930
5.500% due 08/01/2079 «		100,228	95,519
5.686% due 11/25/2054 •		5,378	5,397
5.827% due 04/25/2065 ~		106,594	110,231

GSMPS Mortgage Loan Trust
4.113% due 03/25/2035 •		2,362	2,289
4.212% due 01/25/2036 •		1,975	1,771
4.785% due 01/25/2036 ~		443	357
4.835% due 04/25/2036 ~		4,239	3,637

164	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSMSC Resecuritization Trust
4.237% due 06/26/2037 •	$3,418	$3,095

GSR Mortgage Loan Trust
6.250% due 08/25/2036	671	190

HarborView Mortgage Loan Trust
4.811% due 01/19/2038 •	11,071	9,909
4.841% due 12/19/2036 •	3,811	2,998
4.851% due 11/19/2036 •	1,739	1,604
5.051% due 08/19/2045 •	19	17
6.032% due 04/19/2034 •	59	55
6.535% due 09/19/2035 •	2,191	1,503
6.635% due 10/19/2035 •	17,179	8,679

Hilton USA Trust
2.828% due 11/05/2035	1,000	829

Homestar Mortgage Acceptance Corp.
5.230% due 03/25/2034 •	1,172	1,181

HSI Asset Loan Obligation Trust
2.195% due 12/25/2036 •(a)	726	71
4.805% due 12/25/2036 •	742	147

Hundred Acre Wood Trust
5.000% due 12/25/2051 •	6,706	6,264

Impac Secured Assets Trust
4.995% due 08/25/2036 •	1,250	1,097
5.135% due 05/25/2036 •	7	7

IMS Ecuadorian Mortgage Trust
3.400% due 08/18/2043	1,253	1,225

Independence Plaza Trust
3.763% due 07/10/2035	20,320	20,109

IndyMac IMSC Mortgage Loan Trust
4.039% due 06/25/2037 •	10,164	6,257

IndyMac INDX Mortgage Loan Trust
3.739% due 09/25/2036 •	116	90
4.273% due 09/25/2036 •	1,932	1,640
4.732% due 08/25/2035 •	30	28
4.795% due 02/25/2037 ~	1,774	1,646
4.835% due 10/25/2036 •	5	5
5.215% due 12/25/2034 •	204	161

Jefferies Resecuritization Trust
9.543% due 06/25/2047 •	446	374

JP Morgan Alternative Loan Trust
4.755% due 11/25/2036 •	2,563	2,190
4.995% due 04/25/2047 •	722	696
6.000% due 12/27/2036	2,544	1,280

JP Morgan Chase Commercial Mortgage Securities Trust
2.854% due 09/06/2038 •	10,000	9,695
5.444% due 06/15/2038 •	1,520	1,487
5.917% due 02/15/2035 •	1,021	991
6.184% due 03/15/2036 •	1,900	1,440
6.734% due 03/15/2036 •	29,900	19,245
7.534% due 03/15/2036 ~	4,000	1,883

JP Morgan Mortgage Trust
0.000% due 02/25/2055 •	96,913	105,422
0.150% due 03/25/2052 •(a)	28,624	236
0.188% due 11/25/2051 •(a)	42,835	491
0.450% due 07/25/2052 •(a)	64,121	1,616
0.486% due 02/25/2052 •(a)	46,237	1,392
0.500% due 12/25/2051 •(a)	64,544	1,880
0.500% due 04/25/2052 •(a)	9,414	178
0.500% due 05/25/2052 •(a)	74,899	2,173
0.500% due 06/25/2052 •(a)	37,754	1,096
2.500% due 12/25/2051 •(a)	9,603	1,269
2.500% due 04/25/2052 •(a)	7,516	1,002
3.500% due 09/25/2052 •	10,581	9,358
4.492% due 06/25/2036 •	2,768	1,911
4.557% due 01/25/2037 •	1,555	1,219
4.625% due 07/25/2063 ~	4,097	3,973
5.000% due 12/25/2051 ~	2,616	2,570
5.000% due 05/25/2052 ~	20,707	19,347
5.250% due 11/25/2063 ~	1,232	1,230
5.590% due 11/25/2054 •	50,850	50,930
5.590% due 12/25/2054 •	72,100	72,223
5.590% due 03/25/2055 ~	15,595	15,637
5.690% due 02/25/2055 •	11,760	11,801
5.735% due 11/25/2035 •	2,057	1,674
5.855% due 04/25/2035 •	8	8

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.813% due 07/25/2035 •	$5	$5
7.000% due 08/25/2037	964	488
7.191% due 07/25/2035 •	1	1

JP Morgan Resecuritization Trust
6.000% due 08/26/2036 •	1,908	1,782
6.000% due 09/26/2036 •	3,166	2,379

JPMorgan Seasoned Mortgage Trust
4.451% due 01/25/2063 ~	2,950	2,831

KREST Commercial Mortgage Securities Trust
2.927% due 11/05/2044 •	17,515	11,573

La Hipotecaria El Salvadorian Mortgage Trust
3.250% due 09/08/2039 «•	1,626	1,622
3.358% due 01/15/2046 «	4,206	4,001
3.508% due 11/24/2042 «•	7,748	7,530
4.250% due 09/29/2046 «	23,301	22,495

Legacy Mortgage Asset Trust
4.650% due 11/25/2060 þ	4,932	4,927
4.750% due 07/25/2061 þ	6,759	6,745
5.250% due 07/25/2067 þ	9,927	9,909
5.892% due 10/25/2066 þ	4,649	4,650

Lehman Mortgage Trust
2.115% due 11/25/2036 ~(a)	16,505	1,866
4.755% due 08/25/2036 ~	74	51
4.885% due 11/25/2036 •	25,583	6,116
5.750% due 02/25/2037	3,633	2,417

Lehman XS Trust
4.675% due 08/25/2036 •	80	86
4.795% due 12/25/2036 ~	5,732	5,546
5.335% due 08/25/2047 •	1,664	1,394

Luminent Mortgage Trust
4.895% due 05/25/2037 •	23	19

Lux Trust
7.010% due 08/15/2040 •	8,300	8,394

MASTR Asset Securitization Trust
6.250% due 01/25/2038	432	228

MASTR Reperforming Loan Trust
6.000% due 08/25/2034	751	471
7.000% due 07/25/2035	2,005	1,316

Merrill Lynch Alternative Note Asset Trust
3.722% due 10/25/2047 •	4,568	1,269

Merrill Lynch Mortgage Investors Trust
5.890% due 02/25/2036 •	265	176

MF1 Ltd.
5.389% due 12/15/2034 ~	5,270	5,242

MFA Trust
2.306% due 04/25/2065 •	8,966	7,360
2.500% due 10/25/2051 •(a)	28,257	4,361
2.855% due 07/25/2060 ~	1,372	1,139
4.250% due 02/25/2066 ~	944	899
6.105% due 12/25/2068 þ	3,992	4,018
6.775% due 10/25/2058 þ	4,490	4,548

Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,499	1,457
2.750% due 08/25/2059 ~	3,931	3,787
3.000% due 08/25/2059 ~	5,000	4,565
3.500% due 04/25/2066 •	8,295	8,116

Morgan Stanley Capital Trust
2.428% due 04/05/2042 •	10,000	8,553
5.434% due 05/15/2036 •	2,671	1,840
5.444% due 11/14/2042 •	35	34
5.867% due 11/15/2034 •	2,500	2,468
6.017% due 11/15/2034 •	4,000	3,849
6.232% due 12/15/2038 •	8,896	8,342
6.811% due 12/15/2038 •	24,544	22,551
7.510% due 12/15/2038 •	8,200	7,094

Morgan Stanley Mortgage Loan Trust
4.565% due 09/25/2035 •	39	26
5.335% due 02/25/2036 •	122	115
5.500% due 10/25/2037	277	268
5.617% due 12/25/2035 •	1,915	1,793
6.201% due 02/25/2047 þ	2,003	697

Morgan Stanley Re-REMIC Trust
3.988% due 02/26/2037 •	8,537	7,875

Morgan Stanley Residential Mortgage Loan Trust
4.000% due 06/25/2064 þ	3,901	3,792
5.044% due 07/25/2069 •	13,043	12,953

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mortgage Equity Conversion Asset Trust
4.530% due 01/25/2042 •		$4,850	$4,763
4.540% due 05/25/2042 ~		3,364	3,308
4.560% due 02/25/2042 •		814	798

MortgageIT Mortgage Loan Trust
4.895% due 06/25/2047 •		1,862	1,617
5.215% due 11/25/2034 •		85	82

New Residential Mortgage Loan Trust
2.000% due 09/25/2051 •(a)		10,317	1,087
2.201% due 10/25/2058 •		10,000	9,024
2.750% due 07/25/2059 •		21,268	20,397
2.750% due 11/25/2059 •		140	133
3.000% due 07/25/2059 •		1,837	1,676
3.008% due 10/25/2058 •		5,500	5,004
3.500% due 12/25/2058 •		617	577
3.500% due 10/25/2059 ~		1,793	1,685
3.963% due 10/25/2058 •		2,500	2,245
5.000% due 09/25/2051		13,551	12,702

New York Mortgage Trust
3.215% due 07/25/2061		800	690
3.750% due 02/25/2068 ~		1,796	1,662
5.095% due 08/25/2035 •		1,017	921
5.379% due 06/25/2069 •		4,934	4,920

NLT Trust
3.200% due 10/25/2062 ~		3,188	2,890

OBX Trust
3.000% due 01/25/2052 •		4,687	3,997
3.646% due 03/25/2053 ~		10,428	10,227
3.665% due 04/25/2053 ~		15,751	15,564
5.110% due 08/25/2062 þ		5,621	5,593
6.030% due 01/25/2064 þ		7,879	7,938
6.100% due 09/25/2062 þ		2,821	2,823
6.233% due 05/25/2064 þ		5,867	5,942
6.465% due 10/25/2063 þ		7,697	7,784
6.520% due 07/25/2063 þ		11,597	11,731
6.567% due 06/25/2063 þ		5,895	5,963
6.844% due 04/25/2063 þ		3,614	3,657
7.045% due 09/25/2063 þ		6,238	6,328
7.159% due 10/25/2063 þ		10,242	10,450

One Bryant Park Trust
2.516% due 09/15/2054		40,000	35,760

OPEN Trust
7.408% due 11/15/2040 •		9,781	9,834

Preferred Residential Securities PLC
5.578% due 12/15/2043 •	GBP	4,656	5,861

PRET LLC
3.900% due 10/25/2063 ~		$3,860	3,693
5.925% due 10/25/2054 þ		15,486	15,474
5.963% due 11/25/2054 þ		6,607	6,611

PRET Trust
4.000% due 08/25/2064 þ		4,500	4,312
4.000% due 07/25/2069 þ		1,977	1,900
4.075% due 06/25/2064 •		3,656	3,459

PRKCM Trust
6.333% due 03/25/2059 þ		4,850	4,887
6.431% due 05/25/2059 þ		835	844
6.584% due 09/25/2058 þ		6,841	6,918
7.225% due 11/25/2058 þ		4,370	4,456

PRPM LLC
3.750% due 03/25/2054 þ		1,783	1,735
3.750% due 04/25/2055 þ		2,000	1,929
4.000% due 11/25/2053 þ		929	914
4.000% due 01/25/2054 þ		840	824
4.000% due 05/25/2054 þ		813	798
4.000% due 07/25/2054 þ		833	812
4.000% due 08/25/2054 þ		841	820
4.000% due 10/25/2054 þ		2,218	2,154
4.000% due 11/25/2054 þ		5,508	5,327
4.200% due 12/25/2064 þ		2,243	2,195
4.500% due 02/25/2055 þ		1,964	1,938
5.228% due 08/25/2069 þ		4,210	4,185
5.870% due 11/25/2029 þ		4,670	4,669
5.897% due 12/25/2029 þ		7,220	7,233
6.414% due 08/25/2029 þ		1,102	1,105
6.959% due 02/25/2029 þ		9,477	9,504

PRPM Trust
5.674% due 12/26/2069 þ		5,575	5,594

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	165

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.802% due 11/25/2069 þ		$12,251	$12,295
6.221% due 11/25/2068 þ		8,831	8,908
6.250% due 08/25/2068 þ		6,695	6,738
6.265% due 12/25/2068 þ		2,075	2,094
6.327% due 06/25/2069 þ		4,708	4,797

RBSGC Mortgage Pass-Through Loan Trust
4.735% due 01/25/2037 •		20,232	3,666

RBSSP Resecuritization Trust
4.916% due 12/25/2035 •		1,992	1,878
6.000% due 06/26/2037 •		104	91

RCKT Mortgage Trust
5.158% due 10/25/2044 þ		9,773	9,730
5.553% due 03/25/2055 «þ		9,900	9,905
5.582% due 12/25/2044 þ		11,910	11,956
5.653% due 01/25/2045 þ		9,394	9,436
5.846% due 08/25/2044 þ		12,978	13,031

Real Estate Asset Liquidity Trust
3.650% due 08/12/2053	CAD	5,204	3,610

Residential Accredit Loans, Inc. Trust
2.165% due 06/25/2037 •(a)		$2,239	253
4.735% due 08/25/2035 ~		104	75
4.785% due 08/25/2035 •		499	399
4.815% due 05/25/2037 •		2,877	2,672
4.835% due 06/25/2037 •		2,239	1,625
4.835% due 10/25/2046 ~		542	521
4.985% due 01/25/2037 •		3,004	2,222
5.235% due 10/25/2045 ~		88	63
5.544% due 10/25/2037 •		4,968	4,001
5.920% due 12/25/2035 •		3,752	1,477
5.995% due 09/25/2045 •		1,379	1,175
6.500% due 02/25/2037		2,628	2,192
7.068% due 05/25/2035 •		52	29
8.000% due 04/25/2036 •		120	101

Residential Asset Securitization Trust
6.250% due 08/25/2036		451	293

Residential Funding Mortgage Securities, Inc. Trust
6.276% due 04/25/2037 •		117	101

RiverView HECM Trust
4.705% due 05/25/2047 ~		1,001	873

Saluda Grade Alternative Mortgage Trust
5.582% due 08/25/2059 þ		9,151	9,198

Santander Mortgage Asset Receivable Trust
5.545% due 01/25/2065 þ		3,000	3,009

Seasoned Credit Risk Transfer Trust
5.000% due 11/25/2064 «~		385	320

Sequoia Mortgage Trust
4.554% due 11/25/2063 ~		9,146	9,050
4.752% due 07/20/2037 •		50	42
4.814% due 06/20/2036 •		43	40

SFO Commercial Mortgage Trust
5.933% due 05/15/2038 •		8,750	8,484
6.233% due 05/15/2038 ~		15,140	14,495
6.833% due 05/15/2038 •		5,500	5,254

SMRT Commercial Mortgage Trust
5.320% due 01/15/2039 ~		30,128	29,920

Starwood Commercial Mortgage Trust
6.184% due 04/15/2034 •		5,000	4,929
6.734% due 04/15/2034 •		9,200	9,069

Starwood Mortgage Residential Trust
2.175% due 05/25/2065 •		6,564	5,685
3.386% due 11/25/2066 •		9,324	6,659

Structured Adjustable Rate Mortgage Loan Trust
4.735% due 02/25/2037 •		2,094	2,051
4.795% due 10/25/2035 •		3,629	3,440
4.811% due 08/25/2035 ~		205	178
4.975% due 05/25/2035 •		884	724
5.410% due 08/25/2035 •		4,748	4,224
6.735% due 12/25/2037 •		1,998	1,680

Structured Asset Mortgage Investments Trust
4.795% due 07/25/2046 ~		38	33
4.815% due 07/25/2046 ~		2,533	2,041
4.875% due 05/25/2036 •		302	247

Structured Asset Securities Corp.
0.000% due 11/25/2035 •(a)		4,483	89
4.685% due 07/25/2035 ~		513	477
4.695% due 11/25/2035 •		4,483	3,974
4.769% due 01/25/2036 •		1,192	1,070

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp. Mortgage Loan Trust
4.725% due 10/25/2036 •		$787	$655

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.675% due 09/25/2033 •		26	25

Thornburg Mortgage Securities Trust
6.039% due 03/25/2037 ~		2,742	1,949

Towd Point Mortgage Trust
3.000% due 06/25/2058 ~		2,162	2,030
3.250% due 07/25/2056 ~		764	754
3.750% due 10/25/2056 •		6,020	5,736
3.750% due 05/25/2058 ~		13,634	13,330
4.416% due 10/27/2064 •		23,694	23,714
4.492% due 10/25/2064 •		46,244	46,495
5.109% due 07/25/2065 •		15,106	15,253
5.435% due 05/25/2058 ~		2,032	2,083
5.435% due 10/25/2059 ~		3,052	3,090
5.725% due 11/25/2064 þ		9,399	9,438

UWM Mortgage Trust
0.000% due 12/25/2051 •(a)		21,052	646
2.500% due 11/25/2051 •(a)		6,179	823
5.000% due 09/25/2051 •		7,438	6,899
5.000% due 12/25/2051 ~		13,792	12,884

Valley Funding PLC
0.000% due 05/16/2066 (e)	GBP	8,641	8,259
5.466% due 05/16/2066 •		57,025	73,870
5.966% due 05/16/2066 •		4,995	6,476
6.466% due 05/16/2066 •		5,212	6,758
7.466% due 05/16/2066 •		2,693	3,495
8.466% due 05/16/2066 •		1,737	2,255
9.966% due 05/16/2066 •		956	1,241

VASA Trust
5.684% due 07/15/2039 •		$14,850	14,026
6.184% due 07/15/2039 •		16,314	14,545
6.534% due 07/15/2039 •		11,635	10,041

Verus Securitization Trust
4.260% due 02/25/2067 þ		4,827	4,606
4.474% due 04/25/2067 þ		4,779	4,757
4.765% due 04/25/2067 •		3,550	3,298
5.041% due 08/25/2067 þ		1,060	1,055
5.218% due 09/25/2069 ~		8,833	8,823
5.799% due 07/25/2069 þ		10,232	10,277
5.999% due 02/25/2068 þ		3,154	3,162
6.192% due 06/25/2069 þ		8,560	8,640
6.193% due 03/25/2068 þ		5,127	5,146
6.218% due 06/25/2069 þ		7,308	7,402
6.259% due 12/25/2068 þ		3,927	3,958
6.338% due 04/25/2069 þ		6,680	6,769
6.443% due 08/25/2068 þ		4,276	4,316
6.665% due 09/25/2068 þ		13,509	13,650
6.876% due 11/25/2068 •		3,211	3,258
7.070% due 10/25/2068 þ		10,588	10,800

Visio Trust
6.598% due 10/25/2058 þ		3,740	3,781

WaMu Commercial Mortgage Securities Trust
6.412% due 11/23/2043 •		175	175
7.028% due 12/27/2049 •		7,186	7,202

WaMu Mortgage Pass-Through Certificates Trust
3.846% due 01/25/2037 •		3,269	2,848
4.099% due 03/25/2037 •		3,193	2,822
4.142% due 12/25/2036 ~		630	560
4.148% due 07/25/2037 •		51	45
4.659% due 12/25/2035 •		133	121
5.043% due 07/25/2037 ~		29	26
5.175% due 11/25/2034 ~		393	377
5.215% due 10/25/2044 •		1,455	1,416
5.337% due 01/25/2035 •		2,431	2,289
5.405% due 04/25/2047 •		509	437
5.445% due 07/25/2047 •		404	338
5.885% due 01/25/2047 •		3,874	3,553

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)	GBP	0	1,954
5.431% due 12/21/2049 •		6,554	8,483
6.108% due 12/21/2049 •		2,387	3,093
6.608% due 12/21/2049 •		1,193	1,535
7.108% due 12/21/2049 •		682	874
7.608% due 12/21/2049 •		682	866

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Mutual Mortgage Pass-Through Certificates Trust
3.928% due 09/25/2036 þ	$5,031	$1,352
4.935% due 02/25/2036 •	177	146
5.335% due 01/25/2047 •	1,210	1,020
5.750% due 11/25/2035	551	523
6.500% due 03/25/2036	6,161	4,619

Wells Fargo Alternative Loan Trust
4.975% due 03/25/2037 •	269	215

Wells Fargo Mortgage-Backed Securities Trust
4.935% due 06/25/2037 •	28	25
6.662% due 11/25/2037 •	2,470	2,236

WSTN Trust
6.297% due 07/05/2037 •	15,600	15,881

Total Non-Agency Mortgage-Backed Securities (Cost $3,767,674)		3,591,693

ASSET-BACKED SECURITIES 31.0%

AUTOMOBILE ABS OTHER 1.4%

Ally Bank Auto Credit-Linked Notes Trust
5.117% due 09/15/2032	1,590	1,598
5.215% due 09/15/2032	921	925
5.410% due 09/15/2032	4,394	4,413
6.315% due 05/17/2032	349	355
6.678% due 09/15/2032	2,344	2,355
8.036% due 09/15/2032	1,004	1,011
11.395% due 09/15/2032	4,352	4,342

Carmax Select Receivables Trust
5.024% due 05/15/2028 •	8,800	8,803
5.079% due 09/15/2027 •	1,187	1,187

Carvana Auto Receivables Trust
4.670% due 12/10/2030	19,760	19,723
4.900% due 12/10/2030	8,558	8,570

CPS Auto Receivables Trust
4.650% due 03/15/2029	6,500	6,501
4.760% due 01/15/2031	8,700	8,663

Drive Auto Receivables Trust
4.520% due 07/16/2029	20,000	19,974
4.670% due 05/17/2032	20,000	19,960

Exeter Automobile Receivables Trust
4.480% due 04/16/2029	10,000	9,979
4.640% due 01/15/2030	10,000	9,997
6.310% due 10/15/2027	328	329

FIRST HELP FINANCIAL LLC
5.390% due 05/15/2028	8,000	8,002

GLS Auto Receivables Issuer Trust
4.890% due 04/16/2029	6,100	6,120
5.080% due 01/16/2029	3,200	3,219
5.210% due 02/18/2031	8,200	8,247
6.440% due 05/15/2029	3,690	3,783

GLS Auto Select Receivables Trust
5.640% due 08/15/2030	500	514
5.920% due 08/15/2030	500	514

Santander Drive Auto Receivables Trust
4.930% due 09/17/2029	9,500	9,574

		168,658

AUTOMOBILE SEQUENTIAL 3.3%

Ally Bank Auto Credit-Linked Notes Trust
4.970% due 09/15/2032	3,013	3,034

Bridgecrest Lending Auto Securitization Trust
4.720% due 09/15/2028	6,400	6,412

Carmax Select Receivables Trust
4.760% due 05/15/2028	10,800	10,808
5.400% due 11/15/2028	1,700	1,718
5.780% due 09/15/2027	2,151	2,159

Carvana Auto Receivables Trust
4.310% due 09/10/2030	2,875	2,859
4.500% due 06/12/2028	8,000	7,998
4.530% due 01/10/2029	13,060	13,060
4.620% due 02/10/2028	5,745	5,743
4.640% due 01/10/2030	7,400	7,424
4.740% due 12/10/2030	3,700	3,722

166	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.840% due 12/10/2027		$3,179	$3,180
4.850% due 06/12/2028		2,000	2,009
5.710% due 07/10/2028		4,400	4,450
5.710% due 07/10/2029		4,270	4,385
5.820% due 08/10/2028		5,900	5,956
5.900% due 08/10/2027		3,875	3,889
5.980% due 12/10/2027		2,923	2,940
6.160% due 10/10/2028		1,500	1,520

Centerline Logistics Corp.
9.250% due 12/15/2027		5,561	5,598
9.750% due 12/15/2027		5,835	5,867

Chase Auto Owner Trust
5.220% due 07/25/2029		13,600	13,804

CPS Auto Receivables Trust
4.910% due 06/15/2028		5,762	5,765
5.880% due 02/15/2028		6,904	6,942

Enterprise Fleet Financing LLC
4.980% due 08/21/2028		3,500	3,548
5.310% due 04/20/2027		4,200	4,221

Exeter Automobile Receivables Trust
4.780% due 06/15/2027		6,800	6,802
5.280% due 08/15/2030		4,200	4,218

FCCU Auto Receivables Trust
5.460% due 04/15/2030		1,200	1,225
5.540% due 04/16/2029		3,900	3,959
5.760% due 11/15/2027		4,985	5,010

FIRST HELP FINANCIAL LLC
4.920% due 02/15/2031		11,500	11,495
4.940% due 11/15/2030		7,100	7,116
5.690% due 02/15/2030		5,460	5,518
5.890% due 06/15/2030		4,255	4,312
6.790% due 10/15/2029		4,218	4,289

GLS Auto Receivables Issuer Trust
4.750% due 07/17/2028		3,600	3,605
4.760% due 10/15/2027		9,950	9,954
5.020% due 04/17/2028		2,000	2,008
5.350% due 08/16/2027		3,924	3,935

GLS Auto Select Receivables Trust
4.430% due 12/17/2029		8,391	8,384
5.240% due 03/15/2030		3,415	3,437
5.590% due 10/15/2029		1,666	1,688

GMF Canada Leasing Trust Asset-Backed Notes
4.827% due 08/20/2029	CAD	5,000	3,545
4.883% due 12/21/2026		4,961	3,496

LAD Auto Receivables Trust
5.460% due 07/16/2029		$1,200	1,221

Lendbuzz Securitization Trust
4.970% due 10/15/2029		5,407	5,413
5.100% due 10/15/2030		3,100	3,105

Octane Receivables Trust
4.940% due 05/20/2030		5,000	5,014

Oscar U.S. Funding LLC
4.470% due 03/12/2029		2,200	2,201
4.630% due 12/10/2027		7,043	7,054

PenFed Auto Receivables Owner Trust
4.700% due 06/15/2029		7,200	7,227

Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		8,893	8,699
5.320% due 09/25/2030		3,937	3,939
7.090% due 06/25/2032		1,723	1,741
7.130% due 01/26/2032		6,410	6,454

Santander Drive Auto Receivables Trust
4.620% due 11/15/2028		4,900	4,908
4.710% due 06/15/2028		37,000	37,022
4.850% due 01/16/2029		10,000	10,028

SBNA Auto Lease Trust
6.520% due 04/20/2028		3,400	3,463

SCCU Auto Receivables Trust
5.110% due 06/15/2029		10,900	10,999
5.160% due 05/15/2030		9,100	9,261
5.450% due 12/15/2027		11,696	11,735
5.700% due 10/16/2028		5,100	5,167
5.700% due 08/15/2029		2,800	2,874

Tricolor Auto Securitization Trust
6.360% due 12/15/2027		995	1,002

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

United Auto Credit Securitization Trust
6.170% due 08/10/2026		$178	$178

Veros Auto Receivables Trust
6.280% due 11/15/2027		1,335	1,343

			383,055

CMBS OTHER 1.2%

Arbor Realty Commercial Real Estate Notes Ltd.
5.504% due 08/15/2034 •		1,791	1,790
5.784% due 11/15/2036 •		2,735	2,739

AREIT Trust
6.254% due 11/17/2038 •		10,000	9,963
6.431% due 08/17/2041 ~		8,972	9,007

GPMT Ltd.
6.281% due 07/16/2035 •		15,000	14,682
6.881% due 07/16/2035 •		5,000	4,777
7.331% due 07/16/2035 •		10,000	9,260

LCCM Trust
5.884% due 11/15/2038 •		6,319	6,377

LoanCore Issuer Ltd.
5.899% due 01/17/2037 •		5,999	5,992

MF1 LLC
6.054% due 03/19/2039 •		9,500	9,517

MF1 Ltd.
6.181% due 10/16/2036 •		10,000	9,735

MF1 Multifamily Housing Mortgage Loan Trust
5.634% due 07/15/2036 •		20,000	19,862

PFP Ltd.
6.154% due 09/17/2039 ~		12,195	12,259

Starwood Commercial Mortgage Trust
6.231% due 04/18/2038 •		5,000	5,000
6.531% due 04/18/2038 •		7,825	7,779

VMC Finance LLC
6.231% due 06/16/2036 •		7,000	6,819
6.681% due 06/16/2036 •		3,000	2,900

			138,458

CMBS SUBORDINATED 0.0%

VMC Finance LLC
5.881% due 06/16/2036 •		600	602

FINANCE CONSUMER LOANS 0.0%

SLM Student Loan Trust
3.051% due 12/15/2033 •	EUR	530	545
3.223% due 07/25/2039 •		651	670

			1,215

HOME EQUITY OTHER 7.0%

ABFC Trust
5.685% due 06/25/2034 •		$5,561	5,595

Accredited Mortgage Loan Trust
4.695% due 09/25/2036 •		1,606	1,597

ACE Securities Corp. Home Equity Loan Trust
4.675% due 02/25/2037 •		3,132	1,287
4.695% due 10/25/2036 •		5,179	1,758
4.735% due 12/25/2036 •		3,423	1,784
4.875% due 01/25/2037 •		4,741	1,042
5.035% due 02/25/2036 •		312	310
5.050% due 12/25/2035 •		5,883	5,601
5.115% due 07/25/2033 •		5,007	4,815
5.410% due 11/25/2033 •		1,802	1,801
5.605% due 02/25/2035 •		8,269	7,959

Aegis Asset-Backed Securities Trust
5.135% due 03/25/2035 •		1,164	1,138
5.380% due 06/25/2035 •		15,500	11,872

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
6.265% due 12/25/2034 •		4,834	4,343

Ameriquest Mortgage Securities Trust
5.005% due 04/25/2036 •		12,700	11,571

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.723% due 06/25/2034 •	$364	$346
5.350% due 01/25/2035 •	1,234	1,246
5.455% due 01/25/2036 •	5,000	4,411
5.560% due 11/25/2034 ~	933	897

Argent Securities Trust
4.735% due 07/25/2036 •	11,354	10,116

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.868% due 02/25/2034 •	269	278
5.195% due 02/25/2036 ~	5,394	4,321

Asset-Backed Securities Corp. Home Equity Loan Trust
3.584% due 03/25/2036 ~	1,546	1,411
4.157% due 12/25/2036 ~	9,200	8,441
4.515% due 05/25/2037 ~	297	209
5.395% due 11/25/2033 •	2,394	2,422

Bayview Financial Asset Trust
4.885% due 03/25/2037 •	3,160	3,150

Bear Stearns Asset-Backed Securities Trust
4.735% due 11/25/2036 •	1,048	1,034
4.885% due 06/25/2036 •	10,415	9,872
4.915% due 07/25/2036 •	2	2
5.290% due 07/25/2034 •	5,786	5,733
5.515% due 12/25/2035 •	5,095	4,874

BNC Mortgage Loan Trust
4.655% due 03/25/2037 •	29,581	24,446
4.725% due 05/25/2037 ~	10,000	8,393

Carrington Mortgage Loan Trust
4.655% due 10/25/2036 •	11,809	10,620

Centex Home Equity Loan Trust
5.395% due 03/25/2035 •	1,653	1,635

CIT Mortgage Loan Trust
6.685% due 10/25/2037 •	4,388	4,448

Citicorp Residential Mortgage Trust
4.509% due 06/25/2037 þ	8,928	7,156

Citigroup Mortgage Loan Trust
4.695% due 07/25/2045 •	4,857	3,371
4.735% due 12/25/2036 ~	2,785	1,012
4.755% due 09/25/2036 •	2,093	1,592
4.795% due 01/25/2037 ~	2,255	1,638
5.035% due 10/25/2036 •	5,446	3,205
5.110% due 10/25/2035 •	1,148	1,129

Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
5.380% due 10/25/2034 •	1,003	972

Countrywide Asset-Backed Certificates Trust
4.216% due 02/25/2035 •	5,174	4,427
4.575% due 01/25/2037 •	16,600	15,454
4.575% due 07/25/2037 ~	69	69
4.685% due 02/25/2036 •	814	785
4.695% due 12/25/2036 •	9,431	8,657
4.715% due 06/25/2037 ~	5,673	5,398
4.715% due 06/25/2047 •	18,176	16,695
4.835% due 09/25/2047 •	592	555
4.875% due 07/25/2034 •	2,436	2,419
4.875% due 09/25/2037 •	235	244
4.875% due 09/25/2047 ~	842	839
4.915% due 03/25/2037 •	9,985	9,512
4.915% due 10/25/2046 •	6,781	6,687
4.935% due 04/25/2046 ~	1,705	1,671
4.955% due 09/25/2046 •	3,996	3,818
4.960% due 07/25/2036 •	4,862	4,817
4.990% due 07/25/2036 •	14,425	13,732
5.135% due 07/25/2034 •	5,913	5,900
5.175% due 08/25/2047 •	851	829
5.335% due 10/25/2034 ~	424	425
5.335% due 05/25/2036 ~	740	727
5.380% due 11/25/2034 •	937	923
5.380% due 02/25/2036 •	1,367	1,353
5.428% due 02/25/2035 •	1,159	1,156
5.455% due 10/25/2032 •	2,154	2,074
5.515% due 01/25/2036 •	2,860	2,851

Countrywide Revolving Home Equity Loan Trust
4.614% due 05/15/2036 •	2	2

Credit-Based Asset Servicing & Securitization LLC
3.208% due 05/25/2036 •	7,884	5,304

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	167

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.788% due 12/25/2035 •	$586	$580
4.554% due 07/25/2037 ~	90	59

Credit-Based Asset Servicing & Securitization Trust
4.555% due 11/25/2036 ~	1,850	835

Ellington Loan Acquisition Trust
5.485% due 05/25/2037 •	1,744	1,707
5.535% due 05/25/2037 •	3,009	2,935
5.935% due 05/25/2037 ~	6,307	6,204

EMC Mortgage Loan Trust
5.535% due 08/25/2040 ~	487	490

Encore Credit Receivables Trust
5.470% due 10/25/2035 •	3,552	3,275

Equifirst Loan Securitization Trust
4.625% due 04/25/2037 •	20,452	18,964

Finance of America Structured Securities Trust
4.000% due 10/01/2034 ~	13,725	13,634

Fremont Home Loan Trust
4.575% due 01/25/2037 ~	15,700	8,206
4.595% due 08/25/2036 ~	24,447	7,684
4.755% due 05/25/2036 •	14,757	9,357
5.365% due 04/25/2035 •	5,133	4,936

GE-WMC Mortgage Securities Trust
4.735% due 08/25/2036 •	12,355	5,292

GSAA Home Equity Trust
4.895% due 04/25/2047 •	5,371	2,362
4.915% due 12/25/2036 •	6,107	2,124
5.035% due 05/25/2047 •	267	163
5.080% due 06/25/2035 •	173	173
5.155% due 06/25/2035 •	5,440	5,344
5.825% due 06/25/2036 •	14,059	3,209
5.985% due 06/25/2036 •	613	140
6.000% due 10/25/2037	68	60
6.032% due 05/25/2037 þ	7,565	3,338
6.310% due 02/25/2035 •	864	865

GSAMP Trust
4.555% due 12/25/2036 ~	728	360
4.575% due 12/25/2036 ~	5,147	2,739
4.735% due 08/25/2036 •	9,683	7,823
5.320% due 07/25/2045 •	4,400	4,039

Home Equity Asset Trust
5.140% due 01/25/2036 ~	11,616	11,089
5.410% due 12/25/2034 •	167	167

Home Equity Loan Trust
4.775% due 04/25/2037 •	600	528

HSI Asset Securitization Corp. Trust
4.585% due 12/25/2036 •	3,499	3,080
4.625% due 01/25/2037 •	2,173	1,550
4.635% due 07/25/2036 ~	6,607	2,880
5.215% due 11/25/2035 ~	573	530

IndyMac Residential Asset Backed Trust
4.675% due 04/25/2037 •	5,393	3,644
4.915% due 08/25/2036 •	8,800	8,145

JP Morgan Mortgage Acquisition Corp.
4.645% due 10/25/2036 •	367	365
4.784% due 11/25/2036 •	4,000	4,244
4.945% due 02/25/2036 ~	2,446	2,420
5.365% due 12/25/2035 •	587	579

Long Beach Mortgage Loan Trust
4.725% due 07/25/2036 •	8,406	5,817
4.735% due 05/25/2036 ~	1,509	798
4.755% due 09/25/2036 •	23,007	6,176
4.755% due 10/25/2036 •	18,378	5,890
4.875% due 06/25/2034 •	880	871
5.140% due 11/25/2035 •	7,568	7,095
5.230% due 06/25/2034 •	28	28
5.350% due 08/25/2035 •	3,000	2,758
5.710% due 02/25/2035 ~	1,906	1,867

MASTR Asset-Backed Securities Trust
4.735% due 06/25/2036 •	9,181	3,205
4.755% due 10/25/2036 •	1,985	970
4.795% due 02/25/2036 ~	4,666	1,699
4.895% due 01/25/2037 •	10,073	2,857
4.915% due 10/25/2036 •	7,270	6,481
5.185% due 10/25/2035 ~	4,174	3,984
5.215% due 02/25/2034 •	793	796
5.485% due 05/25/2035 •	3,080	3,037

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors Trust
4.655% due 08/25/2037 ~	$2,492	$1,224
4.715% due 04/25/2047 •	10,279	4,097
4.725% due 08/25/2037 •	8,192	7,454
4.735% due 08/25/2037 •	22,970	11,283
4.815% due 04/25/2047 •	4,378	1,745

Morgan Stanley ABS Capital, Inc. Trust
4.028% due 01/25/2035 •	7,172	6,525
4.495% due 05/25/2037 •	3,490	2,675
4.535% due 10/25/2036 •	6,335	2,773
4.645% due 01/25/2037 •	3,669	1,671
4.895% due 09/25/2036 ~	4,897	2,152
5.320% due 11/25/2034 ~	1,709	1,628
5.365% due 07/25/2034 •	80	84
5.410% due 02/25/2035 •	6,058	4,906
5.485% due 04/25/2035 ~	141	131
8.235% due 02/25/2047 •	3,798	3,124

Morgan Stanley IXIS Real Estate Capital Trust
4.505% due 11/25/2036 •	9,183	2,950
4.585% due 11/25/2036 •	14,109	4,533
4.735% due 07/25/2036 •	15,990	6,336

Morgan Stanley Mortgage Loan Trust
6.226% due 10/25/2036 þ	2,229	619

New Century Home Equity Loan Trust
5.380% due 06/25/2035 •	3,099	3,225

NovaStar Mortgage Funding Trust
6.535% due 12/25/2034 •	120	106

Option One Mortgage Loan Trust
4.565% due 07/25/2037 •	2,028	1,295
4.615% due 04/25/2037 ~	154	87
5.170% due 05/25/2035 ~	1,864	1,799

Option One Mortgage Loan Trust Asset-Backed Certificates
5.125% due 11/25/2035 •	5,825	5,599

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.560% due 10/25/2034 •	11,027	10,974
6.310% due 09/25/2034 •	158	155
6.535% due 09/25/2034 •	9,202	7,900

People’s Choice Home Loan Securities Trust
5.320% due 06/25/2034 •	2,277	2,157

Popular ABS Mortgage Pass-Through Trust
4.930% due 07/25/2036 •	4,137	3,935

RAAC Trust
5.135% due 03/25/2034 ~	33	33

RCKT Mortgage Trust
5.344% due 09/25/2044 þ	6,087	6,078
6.025% due 02/25/2044 ~	2,883	2,901
6.141% due 04/25/2044 ~	15,082	15,217
6.147% due 06/25/2044 þ	15,195	15,342

Renaissance Home Equity Loan Trust
5.473% due 01/25/2037 þ	9,077	2,853
5.608% due 05/25/2036 þ	6,712	2,986
5.746% due 05/25/2036 þ	2,134	972
5.951% due 05/25/2035 þ	5,669	5,745
6.011% due 05/25/2036 þ	3,091	1,472
6.166% due 05/25/2036 þ	3,374	1,648

Residential Asset Mortgage Products Trust
5.115% due 12/25/2035 •	6,229	5,518
5.125% due 10/25/2035 ~	9	9

Residential Asset Securities Corp. Trust
4.895% due 06/25/2036 ~	6,743	6,615
5.135% due 06/25/2035 •	3	3
5.380% due 04/25/2035 •	750	747
5.440% due 05/25/2035 •	3,143	3,129
5.470% due 08/25/2035 •	11,600	11,324

Saxon Asset Securities Trust
2.133% due 11/25/2035 •	898	887
4.745% due 09/25/2037 ~	949	910
4.870% due 09/25/2036 ~	2,368	2,243

Securitized Asset-Backed Receivables LLC Trust
4.615% due 07/25/2036 ~	3,014	987
5.050% due 01/25/2035 ~	7,778	7,433

Soundview Home Loan Trust
4.605% due 07/25/2037 ~	224	197
4.655% due 01/25/2037 ~	2,268	1,645

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.935% due 06/25/2036 ~	$4,363	$4,303
4.995% due 05/25/2036 ~	8,630	8,399
5.425% due 06/25/2035 •	3,201	3,065

Structured Asset Investment Loan Trust
4.780% due 07/25/2036 •	5,889	3,394
5.035% due 04/25/2036 •	33,293	16,058
5.200% due 08/25/2035 •	2,479	2,417
5.235% due 04/25/2034 •	2,591	2,561

Structured Asset Securities Corp. Mortgage Loan Trust
4.570% due 02/25/2037 •	9,751	9,350
4.755% due 12/25/2036 •	17,563	16,690
4.855% due 02/25/2037 •	3,913	3,840
5.440% due 11/25/2035 •	342	340

Terwin Mortgage Trust
4.935% due 05/25/2038 •	4,668	2,427

Towd Point Mortgage Trust
6.290% due 05/25/2064 •	13,157	13,285

Wells Fargo Home Equity Asset-Backed Securities Trust
6.535% due 11/25/2035 •	12,824	12,625

		817,413

HOME EQUITY SEQUENTIAL 0.0%

Morgan Stanley Mortgage Loan Trust
4.915% due 04/25/2037 •	1,419	380

MANUFACTURING HOUSE SEQUENTIAL 0.0%

Cascade MH Asset Trust
5.695% due 11/25/2056 ~	1,443	1,464

Conseco Finance Securitizations Corp.
8.310% due 05/01/2032 •	19,650	2,914

		4,378

WHOLE LOAN COLLATERAL 1.4%

Bear Stearns Asset-Backed Securities Trust
5.635% due 06/25/2036 •	2,279	2,357
6.500% due 09/25/2046	16,216	3,550

Countrywide Asset-Backed Certificates Trust
4.915% due 04/25/2036 •	166	148

First Franklin Mortgage Loan Trust
4.595% due 11/25/2036 •	655	654
4.655% due 12/25/2037 •	977	938
4.755% due 04/25/2036 ~	2,126	2,079
5.005% due 02/25/2036 •	5,500	5,191
5.185% due 12/25/2035 ~	7,457	7,255
5.245% due 10/25/2035 •	5,561	6,331
5.380% due 06/25/2034 •	2,691	2,628
6.085% due 01/25/2035 •	5,671	5,529

IndyMac INDB Mortgage Loan Trust
4.575% due 07/25/2036 ~	10,516	3,316

Lehman XS Trust
4.675% due 02/25/2037 •	3,595	3,474
4.755% due 02/25/2037 •	1,335	1,289

PRET LLC
4.744% due 07/25/2051 þ	6,721	6,696
4.868% due 07/25/2051 þ	7,474	7,469
5.487% due 10/25/2051 þ	5,355	5,356
5.487% due 10/25/2051 ~	2,663	2,662
5.851% due 12/25/2054 þ	11,420	11,414
5.926% due 10/25/2054 þ	7,269	7,262
5.963% due 09/25/2054 þ	6,939	6,938
6.996% due 07/25/2054 þ	8,535	8,544
7.143% due 03/25/2054 þ	7,903	7,959

PRPM LLC
5.487% due 11/25/2026 þ	3,260	3,262

RAAC Trust
5.035% due 06/25/2044 ~	18	16
5.935% due 09/25/2047 •	4,052	3,994

Residential Asset Mortgage Products Trust
5.485% due 07/25/2035 •	2,500	2,245
5.685% due 10/25/2034 •	9,362	8,715

Securitized Asset-Backed Receivables LLC Trust
4.555% due 09/25/2036 •	2,354	1,648
4.755% due 09/25/2036 •	20,569	14,396
4.915% due 09/25/2036 •	3,762	2,633

168	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Specialty Underwriting & Residential Finance Trust
4.735% due 09/25/2037 •		$865	$592
5.135% due 03/25/2037 ~		260	132

VCAT LLC
5.877% due 01/25/2055 þ		4,289	4,302
5.977% due 01/25/2055 þ		6,152	6,167

			157,141

OTHER ABS 16.7%

37 Capital CLO Ltd.
5.386% due 04/15/2035 •		2,100	2,091
5.582% due 10/15/2034 ~		9,400	9,398

522 Funding CLO Ltd.
5.490% due 10/23/2034 ~		4,600	4,590

ACAS CLO Ltd.
5.445% due 10/18/2028 ~		449	449

Accunia European CLO DAC
3.735% due 07/15/2030 •	EUR	517	560

ACHV ABS Trust
4.760% due 04/26/2032		$2,900	2,896
5.010% due 12/26/2031		665	667
5.040% due 04/26/2032		2,600	2,596
5.070% due 10/27/2031		2,476	2,480

Affirm Asset Securitization Trust
5.220% due 12/17/2029		7,514	7,512

Affirm Master Trust
4.990% due 02/15/2033		25,800	25,951

AIMCO CLO
5.553% due 10/17/2034 ~		13,100	13,102

Allegro CLO Ltd.
5.543% due 01/19/2033 •		1,000	1,000

American Money Management Corp. CLO Ltd.
5.493% due 01/20/2035 •		5,500	5,484

AMSR Trust
1.953% due 06/17/2038		4,000	3,700

Anchorage Capital CLO Ltd.
5.343% due 10/20/2034 •		19,500	19,396
5.993% due 04/20/2037 •		34,000	34,093

Anchorage Credit Funding Ltd.
2.871% due 01/28/2039		5,300	4,988
2.875% due 07/27/2039		1,000	928
3.000% due 01/21/2040		1,000	935
3.177% due 10/25/2038		1,000	962
3.400% due 04/25/2038		25,300	24,381
3.619% due 04/25/2038		6,100	5,940
3.793% due 10/25/2037		8,000	7,872
3.900% due 07/28/2037		17,252	17,058
3.928% due 04/25/2038		16,700	16,209
4.169% due 04/25/2038		1,000	948
4.300% due 07/25/2036		9,805	9,688
4.430% due 07/25/2037		5,642	5,531
4.620% due 04/25/2037		2,045	2,047

Apidos CLO
5.543% due 04/17/2034 •(c)		2,400	2,400

Arbour CLO DAC
3.706% due 11/15/2037 •	EUR	2,000	2,166

Ares CLO Ltd.
5.450% due 10/28/2034 •		$19,100	19,039

Ascent Education Funding Trust
6.140% due 10/25/2050		2,843	2,919

Atlantic Avenue Ltd.
5.576% due 01/20/2035 ~		21,900	21,870

Atlas Senior Loan Fund Ltd.
5.377% due 10/20/2034 •		1,000	996
5.738% due 10/24/2031 •		8,311	8,316

Ayresome CDO Ltd.
7.830% due 12/08/2045 •		2,266	516

Bain Capital Credit CLO Ltd.
5.285% due 04/23/2035 •		31,000	31,000
5.354% due 07/24/2034 •		11,600	11,484
5.440% due 10/23/2034 ~		1,800	1,795
5.493% due 10/20/2034 ~		12,000	11,988
5.533% due 07/19/2034 ~		13,300	13,315
5.538% due 07/16/2034 •		13,200	13,179

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.788% due 07/16/2034 ~		$1,800	$1,801
5.958% due 07/16/2034 •		5,100	5,106

Barings CLO Ltd.
5.705% due 01/18/2035 •		12,300	12,310

BHG Securitization Trust
4.820% due 04/17/2036		5,600	5,626
5.260% due 04/17/2036		6,800	6,824

Black Diamond CLO DAC
3.604% due 01/20/2032 •	EUR	383	414

Blackrock European CLO DAC
3.405% due 10/15/2031 •		4,641	5,016

BlueMountain Fuji EUR CLO DAC
1.050% due 01/15/2031		292	310
3.505% due 01/15/2031 •		3,331	3,603

BNPP AM Euro CLO DAC
3.435% due 10/15/2031 •		246	266

Cairn CLO DAC
3.565% due 10/15/2031 •		4,221	4,567

Canyon Capital CLO Ltd.
5.382% due 07/15/2034 ~		$800	797

Carlyle Global Market Strategies CLO Ltd.
5.383% due 07/20/2034 ~		28,500	28,397
5.612% due 07/27/2031 •		1,315	1,315
5.635% due 05/15/2031 •		1,900	1,901

Carlyle Global Market Strategies Euro CLO DAC
3.485% due 01/15/2031 •	EUR	4,744	5,104

Carval CLO Ltd.
5.022% due 07/20/2032 •		$18,500	18,460

Centerbridge Credit Funding Ltd.
3.164% due 07/25/2039		3,800	3,607

CIFC Funding Ltd.
5.655% due 07/18/2031 •		6,570	6,572

College Avenue Student Loans LLC
1.600% due 07/25/2051		9,967	8,996
1.760% due 06/25/2052		7,888	7,080
2.320% due 07/26/2055		4,396	3,967
4.130% due 12/26/2047		1,279	1,251
5.635% due 12/26/2047 ~		932	931
6.085% due 11/26/2046 •		1,713	1,730

Cologix Canadian Issuer LP
4.940% due 01/25/2052	CAD	30,000	20,477

Commonbond Student Loan Trust
1.980% due 08/25/2050		$4,105	3,584

Consumer Loan Finance Issuer Trust
0.000% due 11/25/2054 «(e)		2,739	1,386
5.150% due 11/25/2054		8,660	8,685
5.350% due 11/25/2054		10,264	10,383
5.450% due 11/25/2054		2,642	2,670
5.750% due 11/25/2054		1,321	1,335
6.600% due 11/25/2054		1,702	1,719
8.750% due 11/25/2054		994	1,002

CQS U.S. CLO Ltd.
5.493% due 01/20/2035 ~		9,000	9,051

Credit-Based Asset Servicing & Securitization CBO Ltd.
7.770% due 02/16/2041 •		248,640	4,590
7.840% due 12/15/2034 •		15,662	1,154

CVC Cordatus Loan Fund DAC
3.394% due 07/21/2030 •	EUR	377	408
3.435% due 10/15/2031 •		5,611	6,068

CVC Cordatus Opportunity Loan Fund-R DAC
4.041% due 08/15/2033 «•		2,800	3,028

Diameter Capital CLO Ltd.
6.132% due 01/15/2037 •		$22,600	22,687

Diameter Credit Funding Ltd.
3.940% due 01/25/2038		7,000	6,843
4.600% due 07/25/2037		899	884

Dryden Euro CLO DAC
1.650% due 04/15/2033	EUR	5,600	5,777
3.445% due 04/15/2033 •		5,007	5,411

Dryden Senior Loan Fund
5.363% due 04/20/2034 ~		$1,000	997

ECMC Group Student Loan Trust
5.454% due 07/25/2069 •		4,092	4,100

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Elevation CLO Ltd.
5.430% due 07/25/2034 ~		$18,700	$18,588
5.600% due 01/25/2035 ~		19,700	19,690
5.900% due 01/25/2035 ~		2,200	2,203
6.150% due 01/25/2035 ~		3,500	3,509

Euro-Galaxy CLO DAC
1.600% due 04/24/2034	EUR	2,800	2,873
3.291% due 04/24/2034 •		4,286	4,630
4.071% due 04/24/2034 •		2,200	2,380

Fortress Credit Bsl Ltd.
5.380% due 07/23/2032 •		$7,865	7,854

Galaxy CLO Ltd.
5.534% due 10/15/2030 •		2,612	2,613

Generate CLO Ltd.
6.123% due 10/20/2036 ~		31,600	31,696

Goodgreen Trust
3.930% due 10/15/2053 •		4,433	4,128

GreenSky Home Improvement Trust
5.120% due 03/25/2060		11,300	11,326
5.150% due 10/27/2059		2,914	2,923
5.220% due 03/25/2060		5,500	5,517
5.250% due 10/27/2059		2,091	2,098
5.260% due 10/27/2059		3,900	3,907
5.320% due 03/25/2060		7,100	7,135
5.550% due 06/25/2059		1,800	1,827
5.550% due 10/27/2059		1,450	1,453
5.870% due 06/25/2059		5,000	5,071
5.880% due 06/25/2059		4,803	4,844
6.360% due 06/25/2059		1,500	1,529
6.430% due 10/27/2059		650	658
7.330% due 06/25/2059		5,000	5,146

Greywolf CLO Ltd.
5.520% due 04/22/2033 •		18,900	18,903
6.140% due 04/22/2033 •		7,700	7,726

Guggenheim CLO Ltd.
5.473% due 01/15/2035 •		14,000	14,000

Harvest CLO DAC
3.424% due 10/20/2031 •	EUR	5,910	6,389

Hayfin Emerald CLO
4.094% due 07/18/2038 •		2,500	2,707

Hildene TruPS Financials Note Securitization Ltd.
5.911% due 10/10/2038 •		$14,412	14,412

Home Partners of America Trust
1.901% due 12/17/2026		8,422	8,064
2.200% due 01/17/2041		2,377	2,175

ICG U.S. CLO Ltd.
5.293% due 01/16/2033 •		11,600	11,581
5.443% due 10/20/2034 •		17,300	17,263

Indigo Credit Management DAC
4.904% due 07/15/2038 •	EUR	2,000	2,172

Jamestown CLO Ltd.
5.420% due 07/25/2034 •		$21,200	21,133
5.570% due 07/25/2035 •		20,100	20,104

Jubilee CLO DAC
1.650% due 04/15/2031	EUR	1,700	1,746
3.435% due 04/15/2031 •		4,473	4,799

KKR CLO Ltd.
5.964% due 04/15/2031 •		$11,700	11,728
6.155% due 07/18/2030 •		19,500	19,531

LCM Ltd.
5.386% due 01/15/2034 •		1,000	995
5.573% due 07/20/2034 •		6,750	6,743

Lendingpoint Asset Securitization Trust
4.770% due 10/15/2029		117	116

LendingPoint Pass-Through Trust
5.700% due 07/15/2029		1,090	1,073

Lendmark Funding Trust
4.470% due 02/21/2034		700	692
5.530% due 06/21/2032		5,400	5,481

Lyra Music Assets Delaware LP
5.760% due 12/22/2064		27,960	28,294

Madison Park Funding Ltd.
5.324% due 10/15/2034 •		31,900	31,733
5.358% due 04/15/2035 •		1,000	995
5.361% due 10/19/2034 •		20,000	19,926

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	169

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.532% due 07/27/2031 ~	$3,301	$3,308
5.540% due 10/22/2034 ~	2,600	2,602

MAPS Ltd.
4.212% due 05/15/2043	1,122	1,116

Marlette Funding Trust
7.130% due 12/15/2033	6,049	6,135

Mountain View CLO Ltd.
5.461% due 10/15/2034 ~	17,100	17,001

Nassau Ltd.
5.714% due 07/15/2031 •	4,210	4,211

Navesink CLO Ltd.
5.572% due 04/15/2036 •	2,000	1,998

Navient Private Education Refi Loan Trust
1.690% due 05/15/2069	4,286	4,046
4.000% due 12/15/2059	2,046	2,025
5.484% due 12/15/2059 •	1,118	1,118

Navient Refinance Loan Trust
5.150% due 02/16/2055	5,500	5,529

Navient Student Loan Trust
5.254% due 07/26/2066 ~	7,888	7,854

Nelnet Student Loan Trust
6.544% due 02/20/2041 •	10,655	10,910
6.640% due 02/20/2041	9,952	10,300

Northwoods Capital Ltd.
5.489% due 06/15/2031 ~	9,841	9,844

Ocean Trails CLO
6.002% due 10/15/2034 •	1,400	1,401

Octagon Investment Partners Ltd.
5.343% due 01/20/2035 •	26,200	26,174

OFSI BSL X Ltd.
5.563% due 04/20/2034 •	13,000	12,996

OneMain Financial Issuance Trust
5.850% due 09/15/2036 ~	2,600	2,634

Oportun Funding Trust
4.960% due 08/16/2032	7,500	7,499

Oportun Issuance Trust
5.010% due 02/08/2033	5,100	5,102
5.300% due 02/08/2033	1,000	998
5.860% due 02/09/2032	3,576	3,584
5.890% due 02/08/2033	500	499
6.334% due 04/08/2031	207	207

Oxford Finance Funding LLC
3.602% due 02/15/2030	10,518	10,426

OZLM Ltd.
6.255% due 07/20/2032 •	9,750	9,768

Pagaya AI Debt Grantor Trust
4.708% due 02/17/2026	14,100	14,096
5.156% due 07/15/2032	3,400	3,407
5.329% due 10/15/2032	18,900	18,908
5.628% due 07/15/2032	17,300	17,408
5.639% due 10/15/2032	7,000	7,002

Pagaya AI Debt Selection Trust
0.000% due 04/15/2032 «•	2,230	1,893
5.065% due 03/15/2032	3,394	3,399
5.092% due 07/15/2032	5,668	5,666
5.162% due 04/15/2032 «	2,732	2,737
5.183% due 06/15/2032	6,924	6,946
5.331% due 01/15/2032	2,947	2,961
5.617% due 04/15/2032 «	2,478	2,493
5.637% due 07/15/2032	1,600	1,605
5.750% due 06/15/2032	3,600	3,621
5.823% due 04/15/2032 «	1,429	1,439
5.871% due 07/15/2032	1,500	1,506
6.093% due 11/15/2031	1,768	1,787
6.117% due 12/15/2031	2,282	2,308
6.258% due 10/15/2031	4,709	4,748
6.261% due 04/15/2032 «	1,499	1,517
6.278% due 10/15/2031	1,934	1,955
6.319% due 08/15/2031	2,123	2,143
6.660% due 07/15/2031	375	378
7.625% due 04/15/2031	397	398
8.050% due 03/15/2030 •	231	232
8.798% due 07/15/2031	12,495	12,709
8.803% due 12/16/2030 •	641	648
9.099% due 04/15/2031	800	809
9.538% due 06/16/2031	4,615	4,757

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.570% due 12/16/2030		$4,224	$4,276
10.273% due 04/15/2032 «		1,849	1,916

Palmer Square CLO Ltd.
5.613% due 04/20/2035 ~		10,770	10,782

Palmer Square European Loan Funding DAC
3.765% due 01/15/2033 •	EUR	850	920

Parallel Ltd.
5.426% due 07/15/2034 •		$19,600	19,540

Pikes Peak CLO
5.512% due 07/15/2034 ~		8,300	8,284
5.513% due 10/11/2034 •		7,900	7,886

PK ALIFT Loan Funding 4 LP
5.052% due 10/15/2039		6,875	6,789

Providus CLO DAC
3.945% due 10/15/2038 •	EUR	1,750	1,895

Reach ABS Trust
4.960% due 08/16/2032		$6,328	6,330
5.340% due 08/16/2032		3,400	3,426
5.880% due 07/15/2031		2,392	2,402
5.990% due 08/16/2032		800	810
6.300% due 02/18/2031		976	981

Recette CLO Ltd.
5.955% due 04/20/2034 •		2,000	2,005

Regatta Funding Ltd.
5.502% due 01/15/2033 •		11,100	11,106

Regional Management Issuance Trust
5.110% due 12/15/2033		5,400	5,427
5.830% due 07/15/2036		2,500	2,552

Romark Credit Funding Ltd.
2.625% due 10/25/2039		1,500	1,396
3.572% due 04/28/2038		11,000	10,725

Sandstone Peak Ltd.
5.582% due 10/15/2034 •		18,500	18,503

Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040		1,547	1,524

Saranac CLO Ltd.
6.454% due 06/22/2030 ~		494	495

Sculptor CLO Ltd.
5.362% due 07/20/2034 •		15,700	15,638

Silver Rock CLO Ltd.
5.348% due 01/20/2035 •		15,300	15,298

SMB Private Education Loan Trust
1.290% due 07/15/2053		2,791	2,620
2.310% due 01/15/2053		4,652	4,486
4.000% due 09/15/2042		12,588	12,409
4.500% due 10/15/2048		3,000	2,976
4.550% due 02/16/2055		23,570	23,097
4.950% due 02/16/2055		11,680	11,450
5.060% due 03/16/2054		10,201	10,271
5.090% due 10/16/2056		2,309	2,330
5.164% due 01/15/2053 •		599	589
5.380% due 07/15/2053		26,951	27,418
5.447% due 06/17/2052 ~		2,697	2,700
5.447% due 07/15/2053 •		18,334	18,363
5.500% due 06/17/2052		13,394	13,675
5.699% due 10/16/2056 •		3,140	3,173
6.149% due 10/16/2056 •		1,605	1,637
6.199% due 05/16/2050 •		2,014	2,037

SoFi Alternative Trust
4.800% due 02/27/2034		9,000	9,007

SoFi Consumer Loan Program Trust
1.000% due 04/25/2034 «(c)		5,725	6,931
4.710% due 04/25/2034 «		35,688	35,719
4.840% due 04/25/2034 «(c)		3,656	3,659
5.160% due 04/25/2034 «		2,843	2,845
5.460% due 04/25/2034 «		2,088	2,090

SoFi Professional Loan Program LLC
2.650% due 09/25/2040		82	81

SoFi Professional Loan Program Trust
1.030% due 08/17/2043		8,135	7,141

Sound Point CLO Ltd.
5.542% due 07/25/2030 •		685	685
5.742% due 10/25/2034 ~		10,400	10,408
6.355% due 07/20/2032 •		9,250	9,269

Start Ltd.
4.089% due 03/15/2044		2,734	2,708

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Store Master Funding LLC
4.290% due 10/20/2048	$4,024	$3,951

Stream Innovations Trust
6.270% due 07/15/2044	2,793	2,917

Sycamore Tree CLO Ltd.
5.973% due 01/20/2037 •	19,900	19,936

Symphony CLO Ltd.
5.473% due 04/18/2033 •	8,500	8,514

T-Mobile U.S. Trust
4.250% due 05/21/2029	7,700	7,684

Taberna Preferred Funding Ltd.
4.925% due 12/05/2036 •	27,327	24,048
4.995% due 11/05/2035 •	1,280	1,193

TCI-Symphony CLO Ltd.
6.101% due 10/13/2032 •	18,530	18,559

Tesla Sustainable Energy Trust
4.830% due 12/03/2025	542	542
5.080% due 06/21/2050	3,100	3,112
5.290% due 06/20/2050	2,100	2,110

Thunderbolt Aircraft Lease Ltd.
4.147% due 09/15/2038 þ	8,749	8,654

Trinitas CLO Ltd.
5.370% due 01/25/2035 •	16,000	16,002

Tropic CDO Ltd.
4.884% due 07/15/2036 •	8,961	8,602
5.314% due 04/15/2034 •	82	82

Trysail CLO Ltd.
5.532% due 10/20/2033 ~	5,500	5,489

U.S. Capital Funding Ltd.
4.831% due 10/10/2040 •	507	471

Upstart Pass-Through Trust
4.300% due 05/20/2030	734	726
7.900% due 10/20/2028	2,003	2,034

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030	904	894

Venture CLO Ltd.
5.433% due 10/20/2034 •	5,575	5,559
5.575% due 09/07/2030 ~	7,690	7,693
5.624% due 07/15/2031 ~	3,358	3,359

Vibrant CLO Ltd.
6.255% due 07/20/2032 •	12,125	12,148

Voya CLO Ltd.
6.014% due 10/15/2030 •	4,000	4,006

Whitehorse Ltd.
5.814% due 10/15/2031 •	7,815	7,819

Wind River CLO Ltd.
5.624% due 10/15/2034 •	17,100	17,031

		1,949,280

Total Asset-Backed Securities (Cost $3,731,765)		3,620,580

	SHARES
SHORT-TERM INSTRUMENTS 0.5%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (f)	296,276	296

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.5%
4.297% due 04/10/2025 - 06/05/2025 (d)(e)(i)(k)	$59,888	59,515

Total Short-Term Instruments (Cost $59,813)		59,811

Total Investments in Securities (Cost $25,471,231)		24,881,103

170	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.0%

SHORT-TERM INSTRUMENTS 1.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%

PIMCO Short-Term Floating NAV Portfolio III	11,739,775	$114,275

Total Short-Term Instruments (Cost $114,282)		114,275

Total Investments in Affiliates (Cost $114,282)		114,275

Total Investments 214.5% (Cost $25,585,513)		$24,995,378

Financial Derivative Instruments (h)(j) 0.5% (Cost or Premiums, net $184,823)		52,409

Other Assets and Liabilities, net (115.0)%		(13,396,159)

Net Assets 100.0%		$11,651,628

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BPS	4.460%	03/13/2025	04/14/2025	$(620,778)	$(622,239)
CIB	4.450	03/13/2025	04/14/2025	(153,066)	(153,426)
FAR	4.450	03/13/2025	04/14/2025	(430,114)	(431,125)
IND	4.460	03/13/2025	04/14/2025	(85,633)	(85,834)
SBI	4.450	03/13/2025	04/14/2025	(1,486,872)	(1,490,364)
	4.450	03/24/2025	04/14/2025	(12,100)	(12,112)
	4.470	03/26/2025	04/02/2025	(28,196)	(28,217)

Total Reverse Repurchase Agreements					$(2,823,317)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	171

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (42.1)%
Fannie Mae, TBA	3.000%	06/01/2055	$370,000	$(319,703)	$(320,701)
Ginnie Mae, TBA	2.500	04/01/2055	307,000	(257,556)	(261,895)
Ginnie Mae, TBA	4.000	04/01/2055	54,774	(51,334)	(51,280)
Ginnie Mae, TBA	4.500	05/01/2055	199,500	(190,803)	(191,356)
Uniform Mortgage-Backed Security, TBA	1.500	04/01/2040	9,500	(8,312)	(8,337)
Uniform Mortgage-Backed Security, TBA	2.000	04/01/2040	174,600	(157,318)	(157,827)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2055	447,250	(356,736)	(355,532)
Uniform Mortgage-Backed Security, TBA	2.500	04/01/2055	13,235	(10,925)	(11,007)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2055	287,000	(237,561)	(238,667)
Uniform Mortgage-Backed Security, TBA	3.000	04/01/2040	29,425	(27,747)	(27,837)
Uniform Mortgage-Backed Security, TBA	3.000	05/01/2055	1,403,380	(1,209,848)	(1,216,117)
Uniform Mortgage-Backed Security, TBA	3.500	05/01/2055	100,710	(90,387)	(90,777)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2055	311,000	(279,754)	(280,193)
Uniform Mortgage-Backed Security, TBA	4.000	05/01/2055	1,054,195	(982,448)	(980,847)
Uniform Mortgage-Backed Security, TBA	4.000	06/01/2055	99,000	(91,823)	(92,035)
Uniform Mortgage-Backed Security, TBA	4.500	04/01/2055	176,200	(167,773)	(168,557)
Uniform Mortgage-Backed Security, TBA	4.500	05/01/2055	47,800	(45,727)	(45,702)
Uniform Mortgage-Backed Security, TBA	5.000	04/01/2055	211,220	(207,557)	(207,039)
Uniform Mortgage-Backed Security, TBA	5.000	04/01/2055	79,000	(77,327)	(77,712)
Uniform Mortgage-Backed Security, TBA	5.500	04/01/2055	124,800	(124,321)	(124,654)

Total Short Sales (42.1)%				$(4,894,960)	$(4,908,072)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$0	$(622,239)	$0	$(622,239)	$639,718	$17,479
CIB	0	(153,426)	0	(153,426)	157,983	4,557
FAR	0	(431,125)	0	(431,125)	448,996	17,871
IND	0	(85,834)	0	(85,834)	88,540	2,706
SBI	0	(1,530,693)	0	(1,530,693)	1,578,450	47,757

Total Borrowings and Other Financing Transactions	$0	$(2,823,317)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(2,823,317)	$0	$0	$(2,823,317)

Total Borrowings	$0	$(2,823,317)	$0	$0	$(2,823,317)

Payable for reverse repurchase agreements					$(2,823,317)

(g)	Securities with an aggregate market value of $2,915,110 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(2,168,954) at a weighted average interest rate of 4.912%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

172	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2027	9,244	$	2,231,617	$(4,355)	$0	$(347)
U.S. Treasury 5-Year Note June Futures	06/2025	100		10,816	158	0	(3)
U.S. Treasury 10-Year Note June Futures	06/2025	10,395		1,156,119	19,544	162	0

					$15,347	$162	$(350)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract March Futures	06/2025	8,619	$	(2,061,826)	$5,819	$54	$0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	101		(12,347)	(77)	0	(44)

					$5,742	$54	$(44)

Total Futures Contracts					$21,089	$216	$(394)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.400%	Semi-Annual	04/05/2025	$	905,300	$479	$3,856	$4,335	$124	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	05/04/2025		905,300	454	3,257	3,711	42	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		2,349,375	11,061	13,365	24,426	66	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2026		633,000	4,857	(167)	4,690	7	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2026		565,900	(2,763)	(209)	(2,972)	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026		126,500	(93)	2,075	1,982	0	(3)
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2027		503,900	(3,649)	36	(3,613)	73	0
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		7,400	22	(258)	(236)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		2,800	0	32	32	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		5,500	0	58	58	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		1,900	0	9	9	0	(1)
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2028		23,400	(242)	15	(227)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		700	(2)	6	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.858	Annual	03/08/2029		41,300	155	(466)	(311)	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029		187,800	(6,091)	1,929	(4,162)	0	(108)
Receive	1-Day USD-SOFR Compounded-OIS	3.080	Annual	04/23/2029		183,400	3,998	3,215	7,213	0	(109)
Receive	1-Day USD-SOFR Compounded-OIS	2.790	Annual	05/07/2029		164,400	3,576	5,007	8,583	0	(98)
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		3,376,500	(60,114)	2,913	(57,201)	3,853	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030		1,500	0	15	15	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030		3,700	0	37	37	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030		3,200	0	31	31	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030		3,200	0	27	27	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		5,600	0	45	45	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030		3,900	0	28	28	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030		7,100	0	49	49	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030		7,100	0	49	49	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030		3,200	0	21	21	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		3,200	0	18	18	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		2,100	0	7	7	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		1,600	0	4	4	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030		2,600	0	6	6	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		4,500	0	10	10	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		3,400	0	7	7	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030		2,100	0	1	1	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		2,100	0	1	1	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		2,100	0	0	0	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		1,400	0	0	0	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		2,100	0	(1)	(1)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		2,200	0	(1)	(1)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030		2,100	0	(2)	(2)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/12/2031		71,700	1,506	(1,633)	(127)	0	(108)
Receive	1-Day USD-SOFR Compounded-OIS	3.013	Annual	04/09/2031		142,000	3,053	4,796	7,849	0	(209)
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	04/15/2031		143,500	3,003	3,445	6,448	0	(215)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	173

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.232%	Annual	04/26/2031	$	112,100	$2,479	$2,057	$4,536	$0	$(170)
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	05/01/2031		27,100	573	623	1,196	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		679,300	(2,657)	6,224	3,567	0	(1,069)
Receive	1-Day USD-SOFR Compounded-OIS	3.480	Annual	02/07/2032		179,200	2,079	442	2,521	0	(339)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		1,496,600	140,696	81,390	222,086	0	(2,764)
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032		1,602,800	(43,121)	954	(42,167)	3,341	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		258,700	22,630	8,831	31,461	0	(536)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/07/2034		267,500	1,792	3,334	5,126	0	(734)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/09/2034		264,500	1,891	3,161	5,052	0	(726)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/13/2034		91,900	666	1,086	1,752	0	(252)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/14/2034		46,100	410	468	878	0	(127)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/22/2034		211,000	1,834	2,147	3,981	0	(581)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/01/2034		122,500	992	1,305	2,297	0	(338)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/06/2034		122,500	894	1,400	2,294	0	(338)
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		144,840	(5,499)	184	(5,315)	416	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		235,400	6,578	(4,408)	2,170	0	(685)
Receive	1-Day USD-SOFR Compounded-OIS	3.330	Annual	09/30/2034		99,250	(55)	4,032	3,977	0	(289)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		909,400	(10,779)	13,604	2,825	0	(2,817)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		121,100	7,947	(2,668)	5,279	0	(374)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		147,400	6,398	(183)	6,215	0	(473)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		179,600	(5,317)	16,959	11,642	0	(1,324)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		56,600	(612)	3,759	3,147	0	(424)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	4,900	90	544	634	0	(8)
Receive(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		18,900	929	(172)	757	0	(80)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		2,000	111	849	960	0	(9)

Total Swap Agreements							$90,159	$187,555	$277,714	$7,959	$(15,472)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$216	$7,959	$8,175	$0	$(394)	$(15,472)	$(15,866)

(i)

Securities with an aggregate market value of $30,946 and cash of $134,858 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2025		$1,085	EUR	1,032	$30	$0

BPS	04/2025	EUR	71,603		$75,156	8	(2,276)

BRC	05/2025		$1,715	GBP	1,325	0	(4)

CBK	04/2025		25,594	CAD	36,456	0	(259)
	05/2025	CAD	36,403		$25,594	258	0

DUB	04/2025		38		26	0	0
	05/2025	GBP	353		457	1	0

JPM	04/2025		$76,118	EUR	70,571	191	0
	05/2025	EUR	70,571		$76,242	0	(190)

MYI	04/2025	CAD	38,102		26,767	288	0
	04/2025	GBP	115,431		146,262	0	(2,845)
	04/2025		$1,168	CAD	1,672	0	(6)

SCX	04/2025		1,719	GBP	1,332	1	0

SSB	04/2025		147,551		114,099	0	(164)
	05/2025	GBP	114,099		$147,540	163	0

Total Forward Foreign Currency Contracts						$940	$(5,744)

174	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.950%	07/11/2025	287,100	$ 2,756	$664
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.290	12/11/2025	35,900	517	422
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	03/20/2026	112,100	410	432
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/11/2025	214,000	578	258
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	01/30/2026	166,800	701	311
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.098	02/06/2035	35,100	3,117	3,061
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.098	02/06/2035	35,100	3,117	3,085
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.260	02/13/2035	57,700	5,040	5,321
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.260	02/13/2035	57,700	5,040	4,833
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.245	02/20/2035	57,700	4,974	5,274
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.245	02/20/2035	57,700	4,974	4,833

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	10/17/2025	186,000	372	7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	04/22/2025	83,000	759	8

BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/12/2025	623,500	184	43
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	10/24/2025	426,200	339	52

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/25/2025	684,200	1,129	56
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/31/2025	181,400	244	43
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.400	05/19/2027	236,100	1,334	1,863

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/02/2025	456,200	862	27
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	09/02/2025	456,200	347	2
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	11/03/2025	183,500	310	9
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500	05/20/2025	205,200	5,930	1,028

FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	12/16/2025	354,400	354	76
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.250	03/03/2026	485,000	199	133
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.561	04/07/2025	154,600	377	261
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.262	09/11/2025	58,300	501	58
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.750	02/09/2026	132,400	487	784
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	03/30/2026	84,200	328	351
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	03/31/2026	93,000	346	377
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.740	10/30/2025	95,200	714	360
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.740	10/30/2025	70,100	713	259
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	03/07/2035	51,300	4,463	4,414
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.073	03/07/2035	51,300	4,463	4,519

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.700	09/25/2025	230,100	106	41
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	05/29/2025	215,000	2,000	43
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	10/03/2025	83,300	500	170
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.750	11/10/2025	96,600	758	401
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	07/22/2025	100,000	371	44
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	10/17/2025	391,000	2,541	82

JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.308	05/14/2025	688,800	541	59
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.750	02/05/2026	136,400	559	800
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	02/20/2026	201,000	397	833
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	04/16/2025	120,600	1,367	6

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	7.000	05/08/2025	338,000	57	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	10/17/2025	391,000	766	14
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	12/29/2025	332,400	416	80
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.623	04/08/2025	164,200	397	488
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.725	04/10/2025	158,600	389	946
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	05/06/2025	73,900	133	70
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.985	10/29/2025	88,600	1,692	966
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.081	12/08/2025	173,000	2,093	1,427
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.313	06/08/2026	173,000	3,553	2,908
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.313	06/08/2026	173,000	3,553	2,172
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	04/16/2025	58,100	590	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	04/22/2025	66,500	662	7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	08/22/2025	169,600	2,103	205
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/10/2025	396,100	1,097	467
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/12/2025	187,100	486	230
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/16/2025	186,900	500	240
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.910	09/26/2025	190,000	3,624	817
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.660	09/26/2025	190,000	3,624	5,070
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/26/2025	248,700	895	372
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	10/17/2025	186,000	1,274	39
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	11/28/2025	238,500	3,667	2,680

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	175

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500%	10/22/2025	202,000	$374	$8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	04/14/2025	139,700	1,760	5
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	10/22/2025	202,000	1,242	46
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	11/03/2025	202,100	1,338	56

							$ 101,404	$65,019

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 2-Year Interest Rate Floor	0.033%	1-Day USD-SOFR Compounded-OIS	01/26/2027	2,092,000	$25,104	$9,461

NGF	Put - OTC 2-Year Interest Rate Floor(2)	0.033	1-Day USD-SOFR Compounded-OIS	10/01/2027	880,000	21,120	7,066

						$46,224	$16,527

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2055	$	94.227	04/07/2025	109,000	$426	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 04/01/2055		96.016	04/07/2025	161,500	542	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 04/01/2055		96.117	04/07/2025	143,500	404	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 04/01/2055		96.484	04/07/2025	212,000	530	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2055		98.211	04/07/2025	65,000	119	0

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 04/01/2055		96.102	04/07/2025	82,000	231	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2055		98.094	04/07/2025	147,000	253	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2055		98.215	04/07/2025	144,000	264	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2055		98.477	04/07/2025	146,000	217	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2055		98.516	04/07/2025	112,400	61	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2055		98.266	05/06/2025	155,600	231	20
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2055		100.359	05/06/2025	426,500	800	420

						$4,078	$440

Total Purchased Options						$151,706	$81,986

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.613%	05/06/2025	104,800	$(231)	$(5)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.217	05/20/2025	193,100	(409)	(381)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.452	04/07/2025	129,300	(530)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.532	04/07/2025	151,200	(635)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.569	04/07/2025	110,900	(524)	0

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	5.500	09/02/2025	912,400	(1,049)	(15)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.456	04/07/2025	87,200	(407)	0

FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	5.500	12/16/2025	354,400	(174)	(30)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.311	04/07/2025	79,300	(377)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.536	04/07/2025	147,500	(376)	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.150	06/30/2025	96,000	(346)	(323)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.210	06/30/2025	96,600	(328)	(386)

GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.482	04/07/2025	103,000	(216)	0

JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.568	04/09/2025	71,900	(75)	0

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	5.500	12/29/2025	332,400	(196)	(33)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.373	04/08/2025	79,300	(396)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.475	04/10/2025	79,300	(391)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.573	04/07/2025	105,000	(249)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	05/06/2025	213,100	(825)	(375)

							$ (7,734)	$(1,548)

176	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
DUB	Put - OTC 2-Year Interest Rate Floor	0.021%	1-Day USD-SOFR Compounded-OIS	01/26/2027	2,092,000	$(9,498)	$(3,044)
	Put - OTC 2-Year Interest Rate Floor	0.027	1-Day USD-SOFR Compounded-OIS	01/26/2027	2,092,000	(15,481)	(5,327)

NGF	Put - OTC 2-Year Interest Rate Floor (2)	0.019	1-Day USD-SOFR Compounded-OIS	10/01/2027	880,000	(7,040)	(2,043)
	Put - OTC 2-Year Interest Rate Floor (2)	0.026	1-Day USD-SOFR Compounded-OIS	10/01/2027	880,000	(14,080)	(3,810)

						$(46,099)	$(14,224)

OPTIONS ON SECURITIES

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 05/01/2055	$	98.789	05/06/2025	18,000	$(53)	$(53)

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 05/01/2055		91.922	05/06/2025	130,000	(569)	(465)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 05/01/2055		95.922	05/06/2025	130,000	(467)	(127)

MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2055		102.352	05/06/2025	212,000	(141)	(108)

						$(1,230)	$(753)

Total Written Options						$(55,063)	$(16,525)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	ABX.HE.AA.6-1 Index «	0.320%	Monthly	07/25/2045	$1,402	$(484)	$381	$0	$(103)
	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	3,407	(914)	646	0	(268)

BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	216	(62)	45	0	(17)

SAL	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	2,156	(519)	350	0	(169)

Total Swap Agreements						$(1,979)	$1,422	$0	$(557)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$30	$28,494	$0	$28,524	$0	$(439)	$(371)	$(810)	$27,714	$(1,058)	$26,656
BPS	8	15	0	23	(2,276)	0	0	(2,276)	(2,253)	2,161	(92)
BRC	0	95	0	95	(4)	0	(17)	(21)	74	0	74
CBK	258	1,962	0	2,220	(259)	0	0	(259)	1,961	(2,196)	(235)
DUB	1	10,527	0	10,528	0	(8,386)	0	(8,386)	2,142	(1,840)	302
FAR	0	11,592	0	11,592	0	(739)	0	(739)	10,853	(1,730)	9,123
GLM	0	781	0	781	0	0	0	0	781	(740)	41
GSC	0	440	0	440	0	0	0	0	440	0	440
JPM	191	1,698	0	1,889	(190)	(592)	0	(782)	1,107	(960)	147
MSC	0	0	0	0	0	(108)	0	(108)	(108)	0	(108)
MYC	0	19,201	0	19,201	0	(408)	0	(408)	18,793	(19,250)	(457)
MYI	288	0	0	288	(2,851)	0	0	(2,851)	(2,563)	3,225	662
NGF	0	7,181	0	7,181	0	(5,853)	0	(5,853)	1,328	(1,250)	78
SAL	0	0	0	0	0	0	(169)	(169)	(169)	140	(29)
SCX	1	0	0	1	0	0	0	0	1	0	1
SSB	163	0	0	163	(164)	0	0	(164)	(1)	0	(1)

Total Over the Counter	$940	$81,986	$0	$82,926	$(5,744)	$(16,525)	$(557)	$(22,826)

(k)

Securities with an aggregate market value of $5,994 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	177

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$216	$216
Swap Agreements	0	0	0	0	7,959	7,959

	$0	$0	$0	$0	$8,175	$8,175

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$940	$0	$940
Purchased Options	0	0	0	0	81,986	81,986

	$0	$0	$0	$940	$81,986	$82,926

	$0	$0	$0	$940	$90,161	$91,101

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$394	$394
Swap Agreements	0	0	0	0	15,472	15,472

	$0	$0	$0	$0	$15,866	$15,866

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,744	$0	$5,744
Written Options	0	0	0	0	16,525	16,525
Swap Agreements	0	557	0	0	0	557

	$0	$557	$0	$5,744	$16,525	$22,826

	$0	$557	$0	$5,744	$32,391	$38,692

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(3,885)	$(3,885)
Swap Agreements	0	0	0	0	145,057	145,057

	$0	$0	$0	$0	$141,172	$141,172

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,162	$0	$6,162
Purchased Options	0	0	0	0	(103,023)	(103,023)
Written Options	0	0	0	0	34,129	34,129
Swap Agreements	0	208	0	0	0	208

	$0	$208	$0	$6,162	$(68,894)	$(62,524)

	$0	$208	$0	$6,162	$72,278	$78,648

178	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,094	$3,094
Swap Agreements	0	0	0	0	(99,101)	(99,101)

	$0	$0	$0	$0	$(96,007)	$(96,007)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,909)	$0	$(5,909)
Purchased Options	0	0	0	0	(20,971)	(20,971)
Written Options	0	0	0	0	8,715	8,715
Swap Agreements	0	(257)	0	0	0	(257)

	$0	$(257)	$0	$(5,909)	$(12,256)	$(18,422)

	$0	$(257)	$0	$(5,909)	$(108,263)	$(114,429)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$6,784	$6,784
Corporate Bonds & Notes
Banking & Finance	0	5,655	0	5,655
Industrials	0	2,315	0	2,315
Municipal Bonds & Notes
Michigan	0	3,681	0	3,681
U.S. Government Agencies	0	17,569,682	0	17,569,682
U.S. Treasury Obligations	0	20,902	0	20,902
Non-Agency Mortgage-Backed Securities	0	3,287,215	304,478	3,591,693
Asset-Backed Securities
Automobile ABS Other	0	168,658	0	168,658
Automobile Sequential	0	383,055	0	383,055
CMBS Other	0	138,458	0	138,458
CMBS Subordinated	0	602	0	602
Finance Consumer Loans	0	1,215	0	1,215
Home Equity Other	0	817,413	0	817,413
Home Equity Sequential	0	380	0	380
Manufacturing House Sequential	0	4,378	0	4,378
Whole Loan Collateral	0	157,141	0	157,141
Other ABS	0	1,881,627	67,653	1,949,280
Short-Term Instruments
Mutual Funds	0	296	0	296
U.S. Treasury Bills	0	59,515	0	59,515

	$0	$24,502,188	$378,915	$24,881,103

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$114,275	$0	$0	$114,275

Total Investments	$114,275	$24,502,188	$378,915	$24,995,378

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,908,072)	$0	$(4,908,072)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	8,175	0	8,175
Over the counter	0	82,926	0	82,926

	$0	$91,101	$0	$91,101

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(15,866)	0	(15,866)
Over the counter	0	(22,269)	(557)	(22,826)

	$0	$(38,135)	$(557)	$(38,692)

Total Financial Derivative Instruments	$0	$52,966	$(557)	$52,409

Totals	$114,275	$19,647,082	$378,358	$20,139,715

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	179

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2025:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025(2)
Investments in Securities, at Value
Loan Participations and Assignments	$0	$6,835	$0	$1	$0	$(52)	$0	$0	$6,784	$(52)
Non-Agency Mortgage-Backed Securities	60,916	265,324	(9,924)	3	2	5,336	0	(17,179)	304,478	4,726
Asset-Backed Securities Other ABS	24,024	68,040	(4,950)	33	(168)	306	0	(19,632)	67,653	263

	$84,940	$340,199	$(14,874)	$37	$(166)	$5,590	$0	$(36,811)	$378,915	$4,937

Financial Derivative Instruments - Liabilities
Over the counter	$(490)	$13	$(19)	$0	$197	$(258)	$0	$0	$(557)	$(117)

Totals	$84,450	$340,212	$(14,893)	$37	$31	$5,332	$0	$(36,811)	$378,358	$4,820

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$6,784	Recent Transaction	Purchase Price	98.754	—
Non-Agency Mortgage-Backed Securities	35,648	Discounted Cash Flow	Discount Rate	4.883-6.256	5.021
	37,238	Other Valuation Techniques(3)	—	—	—
	218,741	Proxy Pricing	Base Price	80.214-100.000	89.959
	12,851	Recent Transaction	Purchase Price	83.030-97.141	96.790
Asset-Backed Securities Other ABS	13,380	Discounted Cash Flow	Discount Rate	4.642-17.000	7.523
	51,244	Proxy Pricing	Base Price	100.000-120.958	102.835
	3,029	Recent Transaction	Purchase Price	100.000	—

Financial Derivative Instruments - Liabilities
Over the counter	(557)	Indicative Market Quotation	Broker Quote	$92.000-92.500	92.115

Total	$378,358

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

180	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Total Return ESG Fund	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 134.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%

Project Alpha Invest Industrial
4.594% (EUR001M + 2.100%) due 02/27/2026 «~(f)	EUR	378	$408

Total Loan Participations and Assignments (Cost $392)			408

CORPORATE BONDS & NOTES 29.4%

BANKING & FINANCE 15.1%

American Express Co.
5.085% due 01/30/2031 ~		$3,200	3,241

BlueHub Loan Fund, Inc.
2.890% due 01/01/2027		1,300	1,248
3.099% due 01/01/2030		3,400	3,057

Boston Properties LP
2.550% due 04/01/2032		1,100	907

BPCE SA
6.714% due 10/19/2029 •		3,800	4,004

Brookfield Finance, Inc.
2.724% due 04/15/2031		17,900	15,899

Citibank NA
4.876% due 11/19/2027 •		7,200	7,236

Community Preservation Corp.
2.867% due 02/01/2030		15,000	13,489

Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		2,000	1,965

Corp. Inmobiliaria Vesta SAB de CV
3.625% due 05/13/2031		10,000	8,657

CPI Property Group SA
4.000% due 01/22/2028 þ	GBP	4,700	5,625

CTP NV
0.625% due 09/27/2026	EUR	6,500	6,807

Digital Dutch Finco BV
1.500% due 03/15/2030		4,300	4,232

European Investment Bank
1.625% due 10/09/2029		$5,650	5,099
2.375% due 05/24/2027		10,000	9,675
2.875% due 06/13/2025		10,500	10,468
3.300% due 02/03/2028	AUD	3,400	2,085
3.750% due 02/14/2033		$4,000	3,892

European Union
2.875% due 10/05/2029	EUR	6,500	7,114

Ford Motor Credit Co. LLC
4.125% due 08/17/2027		$6,600	6,378

Golub Capital BDC, Inc.
7.050% due 12/05/2028		3,900	4,076

Hana Bank
5.375% due 04/23/2027		2,700	2,757

HAT Holdings LLC
3.750% due 09/15/2030		675	601
8.000% due 06/15/2027		8,100	8,396

Host Hotels & Resorts LP
2.900% due 12/15/2031		6,800	5,904
3.500% due 09/15/2030		3,100	2,842

HSBC Holdings PLC
5.130% due 03/03/2031 •		3,300	3,311

ING Groep NV
1.400% due 07/01/2026 •		6,300	6,249

International Bank for Reconstruction & Development
5.310% due 02/05/2026	ZAR	126,000	6,737

JPMorgan Chase & Co.
6.070% due 10/22/2027 •		$2,400	2,457

Kilroy Realty LP
2.650% due 11/15/2033		7,900	6,150

Local Initiatives Support Corp.
3.782% due 03/01/2027		5,000	4,946

Low Income Investment Fund
3.386% due 07/01/2026		1,700	1,660
3.711% due 07/01/2029		4,300	4,056

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Manulife Financial Corp.
3.703% due 03/16/2032		$7,000	$6,490

Morgan Stanley
5.230% due 01/15/2031 ~		3,100	3,151

Norinchukin Bank
2.080% due 09/22/2031		2,900	2,437
5.094% due 10/16/2029		3,200	3,229
5.430% due 03/09/2028		4,400	4,484

Piedmont Operating Partnership LP
3.150% due 08/15/2030		2,700	2,372

Prologis LP
4.200% due 02/15/2033	CAD	4,600	3,215

Santander Holdings USA, Inc.
5.741% due 03/20/2031 ~		$3,200	3,225

Sumitomo Mitsui Financial Group, Inc.
2.472% due 01/14/2029		5,000	4,637

Sumitomo Mitsui Trust Bank Ltd.
2.800% due 03/10/2027		13,000	12,612
5.500% due 03/09/2028		3,600	3,698

Toronto-Dominion Bank
5.264% due 12/11/2026		3,800	3,852

UBS Group AG
3.126% due 08/13/2030 •		3,900	3,629

WP Carey, Inc.
2.450% due 02/01/2032		7,600	6,379

			244,630

INDUSTRIALS 7.4%

Abu Dhabi National Energy Co. PJSC
4.750% due 03/09/2037		3,700	3,564

AP Moller - Maersk AS
5.875% due 09/14/2033		2,914	3,011

Autodesk, Inc.
2.400% due 12/15/2031		5,000	4,285

BMW U.S. Capital LLC
5.050% due 03/21/2030		3,200	3,218

California Endowment
2.498% due 04/01/2051		6,900	4,187

Continental Wind LLC
6.000% due 02/28/2033		3,998	4,116

Coty, Inc.
4.500% due 05/15/2027	EUR	2,700	2,970

Denso Corp.
4.420% due 09/11/2029		$6,300	6,265

Doris Duke Charitable Foundation
2.345% due 07/01/2050		12,500	7,364

John D & Catherine T MacArthur Foundation
1.299% due 12/01/2030		13,400	10,966

JSW Hydro Energy Ltd.
4.125% due 05/18/2031		4,941	4,438

Liberty Utilities Finance GP 1
2.050% due 09/15/2030		13,600	11,705

Massachusetts Higher Education Assistance Corp.
2.673% due 07/01/2031		4,400	3,814

Mather Foundation
2.675% due 10/01/2031		9,600	8,169

Mondelez International, Inc.
4.625% due 07/03/2031	CAD	5,000	3,629

NXP BV
5.000% due 01/15/2033		$5,000	4,925

ReNew Pvt Ltd.
5.875% due 03/05/2027		3,754	3,697

S&P Global, Inc.
2.700% due 03/01/2029		2,200	2,063

Smurfit Kappa Treasury ULC
5.200% due 01/15/2030		4,100	4,168

Smurfit Westrock Financing DAC
5.418% due 01/15/2035		2,100	2,110

Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR	1,900	1,976

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Weir Group PLC
2.200% due 05/13/2026		$19,000	$18,454

			119,094

UTILITIES 6.9%

AES Corp.
2.450% due 01/15/2031		9,500	8,125

Ameren Missouri Securitization Funding LLC
4.850% due 10/01/2041		4,900	4,883

CenterPoint Energy Houston Electric LLC
5.300% due 04/01/2053		2,000	1,909

Clearway Energy Operating LLC
4.750% due 03/15/2028		2,000	1,941

Duke Energy Carolinas LLC
3.950% due 11/15/2028		4,000	3,944

Duke Energy Florida LLC
2.500% due 12/01/2029		4,900	4,485

Edison International
6.250% due 03/15/2030		2,100	2,128

EDP Finance BV
1.710% due 01/24/2028		9,000	8,314

Electricite de France SA
3.625% due 10/13/2025		3,600	3,576

Enel Finance International NV
2.500% due 07/12/2031		500	430
4.625% due 06/15/2027		700	700
5.000% due 06/15/2032		1,600	1,576

NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		8,100	7,475
2.200% due 12/02/2026	AUD	10,300	6,187

Niagara Mohawk Power Corp.
1.960% due 06/27/2030		$4,900	4,238

OnCor Electric Delivery Co. LLC
3.500% due 05/15/2031	EUR	2,200	2,393

Pacific Gas & Electric Co.
6.700% due 04/01/2053		$8,600	8,958

Pattern Energy Operations LP
4.500% due 08/15/2028		3,000	2,794

ReNew Wind Energy AP2
4.500% due 07/14/2028		5,000	4,648

San Diego Gas & Electric Co.
4.950% due 08/15/2028		4,300	4,361

SCE Recovery Funding LLC
4.697% due 06/15/2042		2,030	1,971

Solar Star Funding LLC
5.375% due 06/30/2035		4,677	4,743

Southern California Edison Co.
2.750% due 02/01/2032		5,200	4,430
3.650% due 06/01/2051		1,900	1,303
5.250% due 03/15/2030		3,000	3,019

Southern Power Co.
0.900% due 01/15/2026		10,000	9,704

Verizon Communications, Inc.
2.850% due 09/03/2041		5,800	4,085

			112,320

Total Corporate Bonds & Notes (Cost $516,373)			476,044

MUNICIPAL BONDS & NOTES 0.5%

CALIFORNIA 0.2%

California Health Facilities Financing Authority Revenue Bonds, Series 2022
4.190% due 06/01/2037		2,000	1,856

California Municipal Finance Authority Revenue Bonds, Series 2020
2.877% due 11/01/2035		2,100	1,715

			3,571

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	181

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MICHIGAN 0.2%

University of Michigan Revenue Bonds, Series 2022
3.504% due 04/01/2052	$3,100	$2,306

NEW YORK 0.1%

New York City, New York Housing Development Corp. Revenue Bonds, Series 2021
1.377% due 05/01/2027	200	189
1.477% due 11/01/2027	300	280
1.577% due 05/01/2028	500	461
1.677% due 11/01/2028	875	800

		1,730

Total Municipal Bonds & Notes (Cost $9,075)		7,607

U.S. GOVERNMENT AGENCIES 52.0%

Fannie Mae
2.242% due 01/25/2031 ~(a)	44,840	2,801
3.000% due 05/01/2028	622	612
4.010% due 12/01/2028	7,687	7,610
4.526% due 07/25/2037 •	75	74
4.704% due 05/25/2037 •	2	2
4.753% due 06/25/2055 •	461	456
4.814% due 03/25/2037 •	6	6
5.886% due 07/01/2044 •	15	15
6.000% due 08/01/2032	1	1
6.187% due 01/01/2035 •	27	28
6.210% due 08/01/2035 •	112	113
6.374% due 03/01/2033 •	1	1
6.500% due 06/25/2044	12	13
6.621% due 04/01/2038 •	18	18
6.803% due 05/25/2035 ~	13	13
6.952% due 04/01/2038 •	7	7
7.000% due 07/01/2035 •	30	30
7.152% due 04/01/2038 •	4	5
7.223% due 08/01/2035 •	48	49
7.300% due 09/01/2034 •	12	13
7.310% due 09/01/2035 •	7	7
7.402% due 07/01/2034 •	1	1
7.594% due 09/01/2037 •	5	5

Freddie Mac
0.826% due 02/25/2031	1,009	891
1.017% due 08/25/2029 ~(a)	24,341	827
1.142% due 09/25/2030 ~(a)	60,167	2,906
1.783% due 06/25/2034	15,000	12,115
3.500% due 12/01/2047 - 05/01/2048	16,158	14,823
4.000% due 08/01/2030 - 06/01/2048	515	491
4.500% due 02/01/2029 - 02/01/2035	105	104
4.598% due 08/15/2032 ~	3	3
4.843% due 12/15/2042 •	2,069	2,050
5.000% due 10/01/2039	9	9
5.173% due 10/15/2037 •	4	4
5.500% due 01/01/2034 - 01/01/2039	171	174
6.000% due 09/01/2027 - 05/01/2040	664	689
6.500% due 05/15/2032	400	410
7.000% due 02/15/2027 - 07/01/2029	22	22
7.404% due 07/01/2030 •	1	1

Ginnie Mae
3.500% due 08/15/2045 - 08/20/2049	13,436	12,494
4.000% due 09/20/2040 - 07/20/2048	16,749	15,781
4.625% due 08/20/2025 - 02/20/2032 •	64	65
4.737% due 10/20/2043 •	889	860
4.750% due 10/20/2025 - 12/20/2026 •	1	1
4.787% due 05/20/2047 •	286	275
5.000% due 03/15/2033 - 05/15/2042	205	207
5.003% due 05/20/2066 •	22	22

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.023% due 05/20/2065 •	$300	$299
5.143% due 02/20/2066 •	39	39
5.223% due 09/20/2066 •	1,514	1,514
5.656% due 11/20/2067 •	1,156	1,166
6.000% due 04/15/2037	28	29
6.522% due 04/20/2067 •	797	807
6.723% due 06/20/2067 •	3,166	3,199
7.000% due 02/20/2032	2	2

Ginnie Mae, TBA
2.000% due 05/01/2055	4,400	3,599
4.000% due 04/01/2055 - 05/01/2055	18,400	17,228
5.000% due 04/01/2055	3,000	2,954
6.000% due 05/01/2055	9,400	9,533

Tennessee Valley Authority
1.500% due 09/15/2031	7,800	6,615

Uniform Mortgage-Backed Security
2.500% due 02/01/2035 - 07/01/2050	10,168	8,859
3.000% due 04/01/2034 - 07/01/2052	28,189	24,771
3.500% due 10/01/2025 - 03/01/2047	777	715
4.000% due 08/01/2029 - 11/01/2053	101,610	94,895
4.500% due 04/01/2025 - 10/01/2053	127,528	122,205
5.000% due 02/01/2038 - 04/01/2054	114,411	112,427
5.500% due 07/01/2029 - 12/01/2054	86,408	86,460
6.000% due 09/01/2028 - 12/01/2054	29,481	29,982
6.500% due 01/01/2026 - 02/01/2054	296	306

Uniform Mortgage-Backed Security, TBA
3.000% due 04/01/2055 - 05/01/2055	151,400	131,209
4.000% due 05/01/2055 - 06/01/2055	48,800	45,405
5.500% due 05/01/2055	4,035	4,026
6.000% due 06/01/2055	45,300	45,924
6.500% due 06/01/2055	9,000	9,265

Total U.S. Government Agencies (Cost $848,604)		840,537

U.S. TREASURY OBLIGATIONS 21.8%

U.S. Treasury Bonds
1.375% due 11/15/2040 (h)	47,800	31,085
1.375% due 08/15/2050 (h)(j)	1,400	714
1.750% due 08/15/2041 (h)	24,400	16,546
2.000% due 11/15/2041 (h)(j)	4,000	2,811
2.000% due 02/15/2050 (h)	6,700	4,056
2.250% due 08/15/2049 (h)	11,800	7,615
2.250% due 02/15/2052 (h)	8,000	5,049
2.375% due 02/15/2042 (h)	18,800	13,960
2.375% due 11/15/2049 (h)	2,000	1,324
2.500% due 02/15/2045 (h)(j)	1,900	1,370
2.750% due 08/15/2047 (l)	300	219
2.875% due 05/15/2043 (h)(j)	3,900	3,073
2.875% due 05/15/2049 (h)	9,400	6,931
3.000% due 05/15/2042 (l)	400	326
3.000% due 11/15/2044 (h)	2,100	1,655
3.000% due 05/15/2045 (h)	14,000	10,985
3.000% due 02/15/2048 (h)	9,900	7,549
3.000% due 08/15/2048 (h)	800	608
3.000% due 02/15/2049 (h)	7,700	5,825
3.125% due 02/15/2043 (h)	12,100	9,935
3.125% due 08/15/2044 (h)	3,200	2,582
3.125% due 05/15/2048 (h)	3,400	2,648
3.250% due 05/15/2042 (h)	75,100	63,487
3.375% due 08/15/2042 (h)	19,400	16,639
3.375% due 05/15/2044 (j)(l)	1,000	842
3.375% due 11/15/2048 (h)	9,300	7,551
3.625% due 02/15/2044 (h)	2,200	1,926
3.750% due 11/15/2043 (h)(j)	7,600	6,788
3.875% due 05/15/2043 (h)	8,200	7,487
4.000% due 11/15/2042 (h)	8,800	8,212

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.375% due 08/15/2043 (h)		$12,100	$11,796
4.500% due 11/15/2054 (h)		2,200	2,168
4.625% due 05/15/2044 (h)		2,700	2,710
4.625% due 05/15/2054 (h)		7,700	7,727
4.625% due 02/15/2055		800	805

U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2031 (h)		16,946	15,566
0.125% due 01/15/2032 (j)(l)		5,843	5,291
0.125% due 02/15/2051 (h)		24,276	13,978
0.125% due 02/15/2052 (h)		1,483	841
0.250% due 02/15/2050 (h)		5,683	3,473
0.625% due 02/15/2043 (l)		967	744
0.750% due 02/15/2045 (h)		12,139	9,221
0.875% due 02/15/2047 (h)		3,684	2,791
1.000% due 02/15/2046		134	106
1.000% due 02/15/2049 (l)		1,388	1,058
1.250% due 04/15/2028 (h)(j)(l)		6,883	6,886
1.375% due 02/15/2044 (h)		2,862	2,494
1.500% due 02/15/2053 (h)		1,710	1,424
2.125% due 02/15/2054 (h)		4,967	4,771

U.S. Treasury STRIPS
0.000% due 02/15/2040 (a)(h)		1,400	702
0.000% due 08/15/2040 (a)		300	146
0.000% due 02/15/2041 (a)		400	190
0.000% due 05/15/2041 (a)(h)		3,600	1,684
0.000% due 08/15/2041 (a)(h)		5,500	2,537
0.000% due 11/15/2041 (a)(h)		1,700	774
0.000% due 02/15/2042 (a)(h)		2,300	1,034
0.000% due 08/15/2042 (a)(h)		2,900	1,268

Total U.S. Treasury Obligations (Cost $413,261)			351,983

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.2%

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ		622	554

BAMLL Commercial Mortgage Securities Trust
5.484% due 09/15/2038 ~		6,000	5,724

Banc of America Mortgage Trust
6.000% due 05/25/2037		1,097	861

BCAP LLC Trust
4.452% due 03/26/2037 þ		46	46

Bear Stearns Structured Products, Inc. Trust
4.333% due 12/26/2046 •		239	186

Beast Mortgage Trust
5.484% due 03/15/2036 •		7,500	6,805

Beneria Cowen & Pritzer Collateral Funding Corp.
5.233% due 06/15/2038 •		8,121	7,357

BSREP Commercial Mortgage Trust
5.384% due 08/15/2038 •		8,858	8,449

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.035% due 04/25/2037 ~		2,283	603

DC Office Trust
2.965% due 09/15/2045		11,900	10,726

DOLP Trust
2.956% due 05/10/2041		8,600	7,570

DROP Mortgage Trust
5.583% due 10/15/2043 •		6,850	6,520

Extended Stay America Trust
5.513% due 07/15/2038 ~		17,410	17,407

Gemgarto PLC
5.344% due 12/16/2067 •	GBP	1,174	1,518

GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		$4,497	3,908

GSMPS Mortgage Loan Trust
4.835% due 04/25/2036 ~		898	770

GSR Mortgage Loan Trust
4.517% due 03/25/2047 ~		929	553

IndyMac Adjustable Rate Mortgage Trust
6.636% due 01/25/2032 ~		1	1

IndyMac INDX Mortgage Loan Trust
3.600% due 01/25/2036 ~		389	351

JP Morgan Chase Commercial Mortgage Securities Trust
5.444% due 06/15/2038 •		8,105	7,928

182	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.484% due 04/15/2038 ~	$10,772	$10,755

JP Morgan Mortgage Trust
6.500% due 07/25/2036	1,983	636

KREST Commercial Mortgage Securities Trust
2.558% due 11/05/2044	5,800	4,518

Lehman Mortgage Trust
6.000% due 09/25/2037	347	338

Morgan Stanley Capital Trust
5.603% due 12/15/2038 •	1,700	1,652

MortgageIT Mortgage Loan Trust
4.895% due 04/25/2036 •	487	461

One New York Plaza Trust
5.384% due 01/15/2036 •	5,000	4,796

PRPM Trust
6.250% due 08/25/2068 þ	2,311	2,326

Residential Accredit Loans, Inc. Trust
4.815% due 07/25/2036 •	703	639

SFO Commercial Mortgage Trust
5.583% due 05/15/2038 ~	11,000	10,851

SLG Office Trust
0.258% due 07/15/2041 ~(a)	156,137	1,988

Structured Asset Mortgage Investments Trust
4.695% due 03/25/2037 ~	513	207

SUMIT Mortgage Trust
2.789% due 02/12/2041	10,200	8,972
2.850% due 02/12/2041	1,700	1,416

Thornburg Mortgage Securities Trust
5.777% due 10/25/2046 •	267	254

VASA Trust
5.334% due 07/15/2039 ~	10,730	10,429

WaMu Mortgage Pass-Through Certificates Trust
4.142% due 12/25/2036 ~	427	380
5.158% due 03/25/2037 ~	409	377

Total Non-Agency Mortgage-Backed Securities (Cost $160,462)		148,832

ASSET-BACKED SECURITIES 13.1%

AUTOMOBILE SEQUENTIAL 1.5%

BMW Vehicle Lease Trust
4.980% due 03/25/2027	4,000	4,020

First Help Financial LLC
4.430% due 01/18/2028	1,919	1,915
5.690% due 02/15/2030	2,842	2,872
5.890% due 06/15/2030	3,404	3,450
6.570% due 06/15/2028	1,234	1,247

Hertz Vehicle Financing LLC
5.490% due 06/25/2027	5,000	5,034
5.570% due 09/25/2029	3,000	3,053

Tesla Auto Lease Trust
5.370% due 06/22/2026	891	892

Toyota Auto Loan Extended Note Trust
4.930% due 06/25/2036	2,000	2,034

		24,517

CMBS OTHER 0.8%

MF1 LLC
5.632% due 02/18/2040 •	3,200	3,193

MF1 Ltd.
5.667% due 02/19/2037 •	6,445	6,445

Ready Capital Mortgage Financing LLC
6.872% due 10/25/2039 •	3,072	3,093

		12,731

HOME EQUITY OTHER 0.6%

Bear Stearns Asset-Backed Securities Trust
4.755% due 08/25/2036 ~	170	164

Countrywide Asset-Backed Certificates Trust
4.895% due 05/25/2037 ~	1,616	1,504

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAMP Trust
4.505% due 12/25/2036 ~		$234	$116

HSI Asset Loan Obligation Trust
4.555% due 12/25/2036 •		194	57

JP Morgan Mortgage Acquisition Corp.
3.045% due 10/25/2035 •		641	629

Morgan Stanley ABS Capital, Inc. Trust
4.565% due 01/25/2037 ~		2,449	1,115
4.735% due 06/25/2036 •		482	414
5.685% due 07/25/2037 ~		400	353

Morgan Stanley IXIS Real Estate Capital Trust
4.585% due 11/25/2036 •		7,655	2,459

New Century Home Equity Loan Trust
7.435% due 01/25/2033 ~		471	398

Option One Mortgage Loan Trust
4.875% due 02/25/2037 •		3,209	1,513

Renaissance Home Equity Loan Trust
5.285% due 01/25/2037 þ		3,359	1,021

			9,743

HOME EQUITY SEQUENTIAL 0.0%

Morgan Stanley Mortgage Loan Trust
5.155% due 04/25/2037 •		255	68

WHOLE LOAN COLLATERAL 0.2%

Lehman XS Trust
4.957% due 01/25/2036 þ		2,441	2,157

OTHER ABS 10.0%

37 Capital CLO Ltd.
5.386% due 04/15/2035 •		3,600	3,584
5.592% due 07/15/2034 ~		3,500	3,500

Anchorage Capital CLO Ltd.
5.393% due 01/20/2035 •		2,300	2,295

Ares CLO Ltd.
5.450% due 10/28/2034 •		4,900	4,884

Ares European CLO DAC
3.774% due 10/21/2034 •	EUR	4,100	4,441

Avoca Static CLO DAC
3.811% due 01/15/2035 •		2,700	2,924

Bain Capital Credit CLO Ltd.
5.354% due 07/24/2034 •		$2,550	2,524

Canyon Capital CLO Ltd.
5.382% due 07/15/2034 ~		1,900	1,892

College Avenue Student Loans LLC
5.635% due 12/26/2047 ~		640	639

CQS U.S. CLO Ltd.
5.493% due 01/20/2035 ~		4,800	4,827

Crown Point CLO Ltd.
5.523% due 10/20/2031 ~		3,041	3,038

Elevation CLO Ltd.
5.430% due 07/25/2034 ~		4,700	4,672
5.600% due 01/25/2035 ~		4,900	4,898

GoldenTree Loan Management U.S. CLO Ltd.
5.443% due 10/20/2034 ~		3,420	3,410

GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		7,687	6,003
2.700% due 01/20/2049		3,620	3,022
4.000% due 04/20/2049		5,968	4,980
5.520% due 02/22/2055		2,795	2,642
6.500% due 07/20/2055		1,498	1,471

Greywolf CLO Ltd.
5.520% due 04/22/2033 •		4,900	4,901

Jamestown CLO Ltd.
5.420% due 07/25/2034 •		2,900	2,891

Loanpal Solar Loan Ltd.
2.220% due 03/20/2048		9,779	7,696

Madison Park Funding Ltd.
5.324% due 10/15/2034 •		4,300	4,277
5.358% due 04/15/2035 •		3,300	3,283

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.361% due 10/19/2034 •		$4,500	$4,483

Mosaic Solar Loan Trust
2.640% due 01/20/2053		8,672	7,587
5.910% due 11/20/2053		1,459	1,464

Ocean Trails CLO
5.340% due 07/20/2034 •		4,700	4,679

Pikes Peak CLO
5.512% due 07/15/2034 ~		4,900	4,891

Regatta Funding Ltd.
5.502% due 01/15/2033 •		5,800	5,803

Sandstone Peak Ltd.
5.582% due 10/15/2034 •		5,500	5,501

Service Experts Issuer
2.670% due 02/02/2032		2,809	2,727

Sunnova Hestia I Issuer LLC
5.750% due 12/20/2050		316	320

Sunnova Sol Issuer LLC
2.790% due 02/22/2049		11,395	10,128
5.300% due 05/20/2050		1,969	1,919
5.400% due 04/30/2058		1,913	1,854

Sunrun Demeter Issuer
2.270% due 01/30/2057		13,954	12,140

Tesla Sustainable Energy Trust
5.080% due 06/21/2050		3,500	3,514

Trinitas CLO Ltd.
5.403% due 10/20/2033 •		4,800	4,795

Turkeys First National Bank
4.039% due 01/20/2037 •	EUR	1,500	1,623

			162,122

Total Asset-Backed Securities (Cost $224,016)			211,338

SOVEREIGN ISSUES 8.1%

BNG Bank NV
3.500% due 05/19/2028		$4,000	3,937
4.750% due 02/01/2030		3,800	3,902

Chile Government International Bond
4.850% due 01/22/2029		6,600	6,656

Colombia Government International Bond
8.000% due 11/14/2035		3,100	3,122

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	2,300	1,693

European Union
0.400% due 02/04/2037	EUR	10,500	8,140

Italy Buoni Poliennali Del Tesoro
1.300% due 05/15/2028 (d)		5,657	6,249

Japan Government International Bond
2.000% due 12/20/2044	JPY	740,000	4,781
2.200% due 03/20/2064		318,000	1,885
2.300% due 12/20/2054		560,000	3,594

Japan International Cooperation Agency
2.750% due 04/27/2027		$4,500	4,369

Korea Housing Finance Corp.
4.625% due 02/24/2028		5,000	5,031

Mexico Government International Bond
4.490% due 05/25/2032	EUR	3,500	3,737

Nederlandse Waterschapsbank NV
2.375% due 03/24/2026		$11,000	10,812
4.000% due 06/01/2028		3,400	3,398

Peru Government International Bond
6.150% due 08/12/2032	PEN	21,500	5,880
6.950% due 08/12/2031		9,500	2,765

Province of British Columbia
4.150% due 06/18/2034	CAD	1,100	799

Province of Ontario
3.650% due 06/02/2033		3,300	2,333
4.100% due 03/04/2033		22,700	16,569

Province of Quebec
3.600% due 09/01/2033		5,900	4,144
4.450% due 09/01/2034		2,600	1,929

Romania Government International Bond
5.625% due 02/22/2036	EUR	4,000	4,006

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	183

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sweden Government International Bond
0.125% due 09/09/2030	SEK	155,000	$13,688

United Kingdom Gilt
0.500% due 10/22/2061	GBP	700	249
4.375% due 07/31/2054		6,134	6,857

Total Sovereign Issues (Cost $139,521)			130,525

		SHARES
PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(e)		4,900,000	4,883

Total Preferred Securities (Cost $4,900)			4,883

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (g) 0.2%
			3,831

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.0%
4.298% due 05/15/2025 - 06/05/2025 (b)(c)(l)	$536	$532

Total Short-Term Instruments (Cost $4,363)		4,363

Total Investments in Securities (Cost $2,320,967)		2,176,520

Total Investments 134.6% (Cost $2,320,967)		$2,176,520

Financial Derivative Instruments (i)(k) (0.1)% (Cost or Premiums, net $13,289)		(2,232)

Other Assets and Liabilities, net (34.5)%		(557,781)

Net Assets 100.0%		$1,616,507

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Project Alpha Invest Industrial	4.594%	02/27/2026	02/28/2025	$392	$408	0.03%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
JPS	4.330%	03/28/2025	04/04/2025	$3,831	U.S. Treasury Bonds 3.375% due 08/15/2042	$(3,878)	$3,831	$3,833

Total Repurchase Agreements						$(3,878)	$3,831	$3,833

184	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	4.440%	03/20/2025	04/10/2025	$(28,986)	$(29,029)
BOS	4.420	03/18/2025	04/08/2025	(1,506)	(1,508)
	4.450	03/18/2025	04/08/2025	(3,962)	(3,969)
BSN	4.430	03/17/2025	04/21/2025	(1,128)	(1,130)
CIB	4.430	02/21/2025	04/04/2025	(57,411)	(57,686)
	4.430	03/10/2025	04/04/2025	(11,510)	(11,541)
	4.430	03/14/2025	04/04/2025	(13,560)	(13,589)
DEU	4.420	03/13/2025	04/10/2025	(2,183)	(2,189)
JPS	4.440	03/18/2025	04/08/2025	(89,937)	(90,092)
	4.460	03/20/2025	04/03/2025	(1,464)	(1,466)
	4.480	03/27/2025	04/03/2025	(10,885)	(10,892)
	4.490	03/27/2025	04/03/2025	(6,682)	(6,687)
	4.490	03/31/2025	04/03/2025	(5,586)	(5,587)
	4.610	03/31/2025	04/01/2025	(907)	(907)
NOM	4.500	03/28/2025	04/04/2025	(70,613)	(70,648)

Total Reverse Repurchase Agreements					$(306,920)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
TDM	4.440%	03/11/2025	04/08/2025	$(2,552)	$(2,559)
UBS	4.410	01/28/2025	04/07/2025	(12,368)	(12,463)

Total Sale-Buyback Transactions					$(15,022)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.9)%
Uniform Mortgage-Backed Security, TBA	3.500%	05/01/2055	$2,000	$(1,795)	$(1,803)
Uniform Mortgage-Backed Security, TBA	5.000	05/01/2055	4,700	(4,613)	(4,603)
Uniform Mortgage-Backed Security, TBA	6.000	05/01/2055	7,600	(7,695)	(7,711)

Total Short Sales (0.9)%				$(14,103)	$(14,117)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(29,029)	$0	$(29,029)	$29,248	$219
BOS	0	(5,477)	0	(5,477)	5,523	46
BSN	0	(1,130)	0	(1,130)	1,147	17
CIB	0	(82,816)	0	(82,816)	82,959	143
DEU	0	(2,189)	0	(2,189)	2,168	(21)
JPS	3,833	(115,631)	0	(111,798)	111,732	(66)
NOM	0	(70,648)	0	(70,648)	70,158	(490)

Master Securities Forward Transaction Agreement
TDM	0	0	(2,559)	(2,559)	2,537	(22)
UBS	0	0	(12,463)	(12,463)	12,471	8

Total Borrowings and Other Financing Transactions	$3,833	$(306,920)	$(15,022)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	185

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(907)	$(306,013)	$0	$0	$(306,920)

Total	$(907)	$(306,013)	$0	$0	$(306,920)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(15,022)	0	0	(15,022)

Total	$0	$(15,022)	$0	$0	$(15,022)

Total Borrowings	$(907)	$(321,035)	$0	$0	$(321,942)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(321,942)

(h)	Securities with an aggregate market value of $325,175 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(311,022) at a weighted average interest rate of 4.987%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(11) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	24	$24	$(6)	$(2)
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	24	24	(6)	(3)
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	46	46	(13)	(10)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	24	24	(8)	(13)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	24	24	(7)	(11)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	46	46	(15)	(17)

Total Written Options					$(55)	$(56)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond June Futures	06/2025	16	$1,380	$21	$1	$0
Long Gilt June Futures	06/2025	85	10,067	(121)	109	0
U.S. Treasury 2-Year Note June Futures	06/2025	198	41,020	258	0	(1)
U.S. Treasury 5-Year Note June Futures	06/2025	1,971	213,176	2,656	0	(62)
U.S. Treasury 10-Year Note June Futures	06/2025	274	30,474	411	4	0

				$3,225	$114	$(63)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond June Futures	06/2025	60	$(4,224)	$(4)	$0	$(40)
Euro-Bund June Futures	06/2025	342	(47,642)	1,186	4	(181)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	700	(79,888)	(931)	0	(66)
U.S. Treasury Long-Term Bond June Futures	06/2025	54	(6,333)	(98)	0	(10)

				$153	$4	$(297)

Total Futures Contracts				$3,378	$118	$(360)

186	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.514%	$	8,600	$5	$125	$130	$0	$(4)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2029	0.644		600	11	(2)	9	0	0

							$16	$123	$139	$0	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$13,200	$285	$(31)	$254	$0	$0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	15,300	280	1	281	5	0

					$565	$(30)	$535	$5	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	6,510	$(177)	$(16)	$(193)	$29	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052		1,800	178	1,117	1,295	0	(18)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		100	12	3	15	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025	$	17,600	13	109	122	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		45,640	0	485	485	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		30,700	(572)	494	(78)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		2,200	(4)	(14)	(18)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		1,800	0	1	1	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		3,700	0	0	0	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		4,000	0	(2)	(2)	0	(5)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.796	Annual	12/31/2031		800	0	(6)	(6)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		30,630	3,158	567	3,725	0	(63)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.751	Annual	11/15/2034		2,500	0	(2)	(2)	0	(8)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.883	Annual	11/15/2034		3,100	0	(35)	(35)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		1,500	(4)	(22)	(26)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		2,500	(7)	(27)	(34)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		1,300	(4)	(9)	(13)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		42,800	8,301	7,141	15,442	0	(225)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		52,175	1,594	1,785	3,379	0	(386)
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		2,000	0	16	16	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		17,100	246	705	951	0	(128)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.807	Annual	02/15/2055		700	0	(1)	(1)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		1,500	143	(2)	141	0	(2)
Pay	1-Year BRL-CDI	11.407	Maturity	01/04/2027	BRL	108,900	0	(854)	(854)	32	0
Pay	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035	AUD	6,200	(7)	(87)	(94)	32	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029	EUR	1,900	(3)	(14)	(17)	0	(3)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	11,700	(142)	298	156	51	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		2,800	(5)	20	15	7	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		6,100	(173)	249	76	28	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		9,500	43	68	111	47	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	EUR	16,800	(63)	(421)	(484)	14	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		1,400	(3)	(22)	(25)	0	(2)
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029		1,300	0	10	10	0	(2)
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		2,000	0	16	16	0	(3)
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		3,200	0	24	24	0	(5)
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		1,000	(3)	(20)	(23)	4	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		700	(2)	(26)	(28)	3	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		800	(2)	(15)	(17)	3	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		800	(2)	(12)	(14)	3	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		800	(2)	(1)	(3)	3	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		700	(2)	(7)	(9)	3	0
Pay(5)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		800	(2)	(12)	(14)	0	(14)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		67,890	(2,273)	(447)	(2,720)	287	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/15/2036		10,920	498	2,359	2,857	0	(42)
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		23,100	1,701	182	1,883	0	(182)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	187

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	CAONREPO	3.500%	Semi-Annual	06/01/2032	CAD	23,200	$(190)	$(835)	$(1,025)	$0	$(44)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		3,200	0	(37)	(37)	0	(7)
Receive	CAONREPO	2.900	Semi-Annual	06/01/2033		4,200	(2)	(60)	(62)	0	(9)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		1,700	6	(40)	(34)	0	(4)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		5,500	(21)	(315)	(336)	0	(12)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034		1,200	0	(5)	(5)	0	(3)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		4,700	4	(91)	(87)	0	(11)

							$12,232	$12,192	$24,424	$547	$(1,281)

Total Swap Agreements							$12,813	$12,285	$25,098	$552	$(1,285)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$118	$552	$670	$(56)	$(360)	$(1,285)	$(1,701)

(j)

Securities with an aggregate market value of $10,369 and cash of $21,280 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (h) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025		$18,169	AUD	28,722	$0	$(223)
	04/2025		326	JPY	49,103	1	0
	04/2025		10,265	SGD	13,723	0	(51)
	05/2025	AUD	28,722		$18,173	222	0
	05/2025	JPY	34,372		229	0	(1)
	05/2025	SGD	13,703		10,265	48	0
	06/2025	CNH	525		72	0	(1)

BOA	04/2025		$1,292	EUR	1,196	2	0
	05/2025	IDR	1,265,727		$76	0	0
	05/2025		$164	INR	14,059	1	0
	06/2025	KRW	30,089		$21	1	0

BPS	04/2025	BRL	2,283		398	0	(2)
	04/2025	EUR	59,829		62,735	0	(1,958)
	04/2025	IDR	4,711,522		285	2	0
	04/2025	TWD	50,905		1,552	19	0
	04/2025		$400	BRL	2,283	0	0
	04/2025		17	IDR	286,399	0	0
	04/2025		891	INR	76,966	8	0

188	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$1,046	JPY	156,069	$0	$(6)
	04/2025		6,559	SGD	8,789	0	(18)
	04/2025		4,585	TWD	150,288	0	(59)
	04/2025	ZAR	9,465		$517	2	0
	05/2025	CNH	76		10	0	0
	05/2025	IDR	4,073,529		245	1	0
	05/2025	JPY	12,267		82	0	0
	05/2025	SGD	8,775		6,559	18	0
	05/2025		$1,473	INR	126,332	2	0
	06/2025	CNH	240		$33	0	0
	06/2025		$2,026	PLN	7,837	0	(7)
	07/2025	TWD	59,950		$1,843	27	0
	08/2025		89,373		2,742	27	0

BRC	04/2025	INR	3,214		37	0	(1)
	04/2025		$1,672	EUR	1,539	0	(8)
	04/2025		1,893	IDR	30,995,626	0	(34)
	04/2025		37	INR	3,210	0	0
	05/2025	INR	3,220		$37	0	0
	06/2025		$248	PLN	959	0	(1)

BSH	04/2025	AUD	28,722		$18,197	250	0
	04/2025		$2,190	JPY	328,897	3	0
	05/2025	JPY	327,789		$2,190	0	(3)
	06/2025		$1,282	PLN	4,946	0	(9)

CBK	04/2025	CHF	528		$602	5	0
	04/2025	IDR	2,311,373		139	1	0
	04/2025	TWD	543,410		16,622	257	0
	04/2025		$46,364	CAD	66,042	0	(469)
	04/2025		1,321	EUR	1,215	0	(7)
	04/2025		3,036	IDR	49,670,776	0	(57)
	04/2025		4,072	INR	355,370	77	0
	04/2025		14,590	SEK	146,316	0	(34)
	04/2025		6,799	TWD	223,274	0	(75)
	05/2025	CAD	65,946		$46,364	468	0
	05/2025	IDR	5,294,967		319	1	0
	05/2025	SEK	146,048		14,590	34	0
	05/2025		$8	THB	281	0	0
	07/2025	TWD	71,044		$2,184	32	0
	08/2025	PEN	7,025		1,887	0	(20)
	08/2025	TWD	150,712		4,615	37	0

DUB	04/2025	CAD	65		45	0	0
	04/2025	IDR	263,880		16	0	0
	04/2025	SGD	2,493		1,859	5	(1)
	04/2025		$245	INR	21,052	1	0
	04/2025		752	PEN	2,758	0	(2)
	04/2025		5,245	SGD	7,023	0	(18)
	05/2025	IDR	565,439		$34	0	0
	05/2025	SGD	7,012		5,245	17	0
	06/2025	KRW	20,218,972		14,081	319	0
	09/2025	PEN	2,766		752	2	0

FAR	04/2025	CHF	7,506		8,421	0	(63)
	04/2025		$2,310	JPY	346,824	6	(4)
	05/2025	JPY	234,514		$1,563	0	(6)
	06/2025		$2,353	PLN	9,094	0	(12)

GLM	04/2025	BRL	55,206		$9,614	0	(60)
	04/2025	IDR	186,253		11	0	0
	04/2025	PEN	17,492		4,690	0	(68)
	04/2025		$9,624	BRL	55,206	51	0
	04/2025		1,582	IDR	25,912,997	0	(28)
	05/2025	IDR	2,598,140		$156	0	0
	06/2025		$2,179	PLN	8,414	0	(12)

JPM	04/2025	BRL	55,400		$9,503	0	(206)
	04/2025	IDR	20,954		1	0	0
	04/2025	SGD	2,067		1,548	9	0
	04/2025	TWD	10,333		315	4	0
	04/2025		$9,648	BRL	55,400	60	0
	04/2025		60,271	EUR	55,879	151	0
	04/2025		672	IDR	11,038,692	0	(10)
	04/2025		4,090	INR	356,506	73	0
	04/2025		1,283	JPY	192,185	3	(5)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	189

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$3,768	TWD	123,779	$0	$(41)
	04/2025	ZAR	5,136		$281	2	0
	05/2025	EUR	55,879		60,369	0	(151)
	05/2025	IDR	1,529,080		92	1	0
	05/2025	JPY	72,265		480	0	(3)
	06/2025		$9,503	BRL	56,104	204	0
	06/2025		3,696	MXN	76,282	0	(7)
	06/2025		1,929	PLN	7,477	0	(4)
	07/2025	TWD	60,467		$1,858	26	0
	08/2025		62,540		1,911	11	0

MBC	04/2025	GBP	1,354		1,748	4	(5)
	04/2025	JPY	1,205,800		8,133	94	0
	04/2025	SEK	146,834		13,845	0	(763)
	04/2025	SGD	17,594		13,170	75	0
	04/2025	TWD	16,099		498	13	0
	04/2025		$15	CAD	22	0	0
	04/2025		9,087	CHF	8,028	0	(13)
	04/2025		244	INR	20,966	1	0
	04/2025		3,106	TWD	102,030	0	(33)
	04/2025	ZAR	7,159		$392	2	0
	05/2025	CAD	22		15	0	0
	05/2025	CHF	7,999		9,087	14	0
	05/2025	IDR	965,590		58	0	0
	05/2025	JPY	280,468		1,868	0	(9)
	07/2025	TWD	51,875		1,592	20	0
	08/2025		49,537		1,514	9	0

MYI	04/2025	CAD	65,999		46,358	494	(1)
	04/2025	GBP	10,561		13,382	0	(260)
	04/2025	SGD	7,377		5,511	21	0
	04/2025		$2,266	ZAR	41,420	0	(9)
	05/2025	IDR	754,905		$45	0	0

SCX	04/2025	PEN	2,755		729	0	(20)
	04/2025	TWD	8,527		263	6	0
	04/2025		$2,360	IDR	38,618,397	0	(44)
	04/2025		126	JPY	18,999	1	0
	04/2025		908	TWD	29,878	0	(8)
	05/2025	IDR	377,028		$23	0	0
	05/2025	JPY	18,935		126	0	(1)
	08/2025	TWD	29,630		908	8	0

SSB	04/2025		$15,408	GBP	11,915	0	(17)
	05/2025	GBP	11,915		$15,407	17	0
	05/2025		$8,061	BRL	46,518	41	0

UAG	04/2025		737	JPY	109,646	0	(6)

Total Forward Foreign Currency Contracts						$3,311	$(4,934)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.360%	07/14/2025	47,100	$47	$40

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500	07/21/2025	88,100	75	112

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/09/2025	46,700	47	39

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/30/2025	48,700	41	46
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	05/05/2025	48,700	41	51
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/18/2025	24,700	26	25
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.650	08/04/2025	72,600	91	146

JPM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.650	08/12/2025	6,800	6	15
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.700	08/13/2025	22,400	22	54

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.460	06/16/2025	23,800	26	16
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.570	06/20/2025	48,500	56	47
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/26/2025	42,600	47	48
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.450	07/17/2025	79,700	76	88
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.650	08/04/2025	43,800	54	88
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	05/06/2025	4,300	8	4

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	08/05/2025	58,300	80	108

Total Purchased Options							$743	$927

190	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700%	05/21/2025	2,700	$(4)	$(2)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700	06/18/2025	2,700	(5)	(3)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.750	06/18/2025	5,500	(7)	(6)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	06/18/2025	5,200	(4)	(5)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	5,200	(6)	(6)

JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	2,500	(3)	(3)

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	2,400	(3)	(3)

						$ (32)	$(28)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.519%	07/14/2025	5,600	$ (47)	$(56)

BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400	04/07/2025	1,300	(3)	(3)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	1,300	(3)	0

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	800	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	800	(3)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	800	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	800	(3)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	800	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	800	(3)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	800	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	800	(3)	(4)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	04/25/2025	1,000	(2)	(3)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.650	04/25/2025	1,000	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.489	07/21/2025	10,500	(75)	(102)

DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.626	06/09/2025	5,600	(47)	(56)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	04/24/2025	1,500	(6)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	1,500	(6)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	1,500	(6)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.836	04/30/2025	5,800	(41)	(76)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	1,500	(6)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.778	05/05/2025	5,800	(41)	(64)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	06/18/2025	2,900	(26)	(24)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	08/04/2025	8,600	(90)	(148)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	2,200	(9)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	2,200	(9)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	1,200	(5)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	1,200	(5)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	1,200	(5)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	1,200	(5)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	1,200	(5)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	1,200	(5)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	1,200	(4)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	1,200	(4)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/30/2025	1,300	(6)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	1,300	(6)	(5)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.739	08/12/2025	800	(6)	(16)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	08/13/2025	2,600	(22)	(52)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	1,300	(6)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	1,300	(6)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	06/16/2025	2,800	(26)	(20)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	06/20/2025	5,700	(55)	(56)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.670	06/26/2025	5,000	(47)	(65)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.515	07/17/2025	9,500	(76)	(97)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.708	08/04/2025	5,200	(53)	(91)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	800	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	800	(3)	0

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.628	08/05/2025	6,900	(79)	(102)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.530	04/17/2025	1,000	(4)	(3)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/17/2025	1,000	(4)	(1)

							$(883)	$(1,133)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	191

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2055	$102.352	05/06/2025	12,300	$(8)	$(6)

Total Written Options					$(923)	$(1,167)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
JPM	CDX.iTraxx Crossover 42 05-Year 35-100% Index	5.000%	Quarterly	12/20/2029	$3,347	$711	$(49)	$662	$0

Total Swap Agreements						$711	$(49)	$662	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$271	$0	$0	$271	$(276)	$0	$0	$(276)	$(5)	$0	$(5)
BOA	4	40	0	44	0	(56)	0	(56)	(12)	0	(12)
BPS	106	0	0	106	(2,050)	(3)	0	(2,053)	(1,947)	2,039	92
BRC	0	0	0	0	(44)	(11)	0	(55)	(55)	62	7
BSH	253	0	0	253	(12)	0	0	(12)	241	0	241
CBK	912	112	0	1,024	(662)	(106)	0	(768)	256	0	256
DUB	344	39	0	383	(21)	(56)	0	(77)	306	0	306
FAR	6	268	0	274	(85)	(338)	0	(423)	(149)	0	(149)
GLM	51	0	0	51	(168)	(51)	0	(219)	(168)	269	100
GST	0	0	0	0	0	(22)	0	(22)	(22)	0	(22)
JPM	544	69	662	1,275	(427)	(71)	0	(498)	777	(730)	47
MBC	232	0	0	232	(823)	0	0	(823)	(591)	530	(61)
MSC	0	0	0	0	0	(6)	0	(6)	(6)	0	(6)
MYC	0	291	0	291	0	(338)	0	(338)	(47)	0	(47)
MYI	515	0	0	515	(270)	0	0	(270)	245	0	245
NGF	0	108	0	108	0	(106)	0	(106)	2	0	2
RBC	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)
SCX	15	0	0	15	(73)	0	0	(73)	(58)	110	52
SSB	58	0	0	58	(17)	0	0	(17)	41	0	41
UAG	0	0	0	0	(6)	0	0	(6)	(6)	0	(6)

Total Over the Counter	$3,311	$927	$662	$4,900	$(4,934)	$(1,167)	$0	$(6,101)

(l)

Securities with an aggregate market value of $3,010 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (h) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

192	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$118	$118
Swap Agreements	0	5	0	0	547	552

	$0	$5	$0	$0	$665	$670

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,311	$0	$3,311
Purchased Options	0	0	0	0	927	927
Swap Agreements	0	662	0	0	0	662

	$0	$662	$0	$3,311	$927	$4,900

	$0	$667	$0	$3,311	$1,592	$5,570

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$56	$56
Futures	0	0	0	0	360	360
Swap Agreements	0	4	0	0	1,281	1,285

	$0	$4	$0	$0	$1,697	$1,701

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,934	$0	$4,934
Written Options	0	28	0	0	1,139	1,167

	$0	$28	$0	$4,934	$1,139	$6,101

	$0	$32	$0	$4,934	$2,836	$7,802

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$480	$480
Futures	0	0	0	0	(2,129)	(2,129)
Swap Agreements	0	394	0	0	8,240	8,634

	$0	$394	$0	$0	$6,591	$6,985

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,996	$0	$6,996
Purchased Options	0	(118)	0	(168)	478	192
Written Options	0	122	0	105	3,107	3,334
Swap Agreements	0	64	0	0	(2,133)	(2,069)

	$0	$68	$0	$6,933	$1,452	$8,453

	$0	$462	$0	$6,933	$8,043	$15,438

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(40)	$(40)
Futures	0	0	0	0	5,321	5,321
Swap Agreements	0	(37)	0	0	(3,517)	(3,554)

	$0	$(37)	$0	$0	$1,764	$1,727

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,860)	$0	$(3,860)
Purchased Options	0	0	0	141	400	541
Written Options	0	4	0	(99)	(149)	(244)
Swap Agreements	0	(49)	0	0	1,240	1,191

	$0	$(45)	$0	$(3,818)	$1,491	$(2,372)

	$0	$(82)	$0	$(3,818)	$3,255	$(645)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	193

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)	March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$408	$408
Corporate Bonds & Notes
Banking & Finance	0	244,630	0	244,630
Industrials	0	119,094	0	119,094
Utilities	0	112,320	0	112,320
Municipal Bonds & Notes
California	0	3,571	0	3,571
Michigan	0	2,306	0	2,306
New York	0	1,730	0	1,730
U.S. Government Agencies	0	840,537	0	840,537
U.S. Treasury Obligations	0	351,983	0	351,983
Non-Agency Mortgage-Backed Securities	0	148,832	0	148,832
Asset-Backed Securities
Automobile Sequential	0	24,517	0	24,517
CMBS Other	0	12,731	0	12,731
Home Equity Other	0	9,743	0	9,743
Home Equity Sequential	0	68	0	68
Whole Loan Collateral	0	2,157	0	2,157
Other ABS	0	162,122	0	162,122
Sovereign Issues	0	130,525	0	130,525
Preferred Securities
Banking & Finance	0	4,883	0	4,883
Short-Term Instruments
Repurchase Agreements	0	3,831	0	3,831
U.S. Treasury Bills	0	532	0	532

Total Investments	$0	$2,176,112	$408	$2,176,520

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(14,117)	$0	$(14,117)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	114	556	0	670
Over the counter	0	4,900	0	4,900

	$114	$5,456	$0	$5,570

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(221)	(1,480)	0	(1,701)
Over the counter	0	(6,101)	0	(6,101)

	$(221)	$(7,581)	$0	$(7,802)

Total Financial Derivative Instruments	$(107)	$(2,125)	$0	$(2,232)

Totals	$(107)	$2,159,870	$408	$2,160,171

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

194	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Total Return Fund II	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 134.3%

CORPORATE BONDS & NOTES 22.7%

BANKING & FINANCE 8.7%

Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2027	$1,500	$1,485

Ally Financial, Inc.
6.848% due 01/03/2030 •	600	627

American Express Co.
5.085% due 01/30/2031 ~	800	810

American Tower Corp.
3.375% due 10/15/2026	800	786
3.950% due 03/15/2029	200	194
5.800% due 11/15/2028	800	830

Arthur J Gallagher & Co.
4.850% due 12/15/2029	300	302

Athene Global Funding
5.516% due 03/25/2027	800	813
5.620% due 05/08/2026	300	303
5.684% due 02/23/2026	700	707

Aviation Capital Group LLC
5.125% due 04/10/2030	500	497

Bank of America Corp.
4.948% due 07/22/2028 •	800	807
5.933% due 09/15/2027 •	300	306

BGC Group, Inc.
6.150% due 04/02/2030 (b)	400	398

Blackstone Secured Lending Fund
5.875% due 11/15/2027	1,100	1,118

Blue Owl Finance LLC
6.250% due 04/18/2034	900	922

Brixmor Operating Partnership LP
5.500% due 02/15/2034	400	401

Brown & Brown, Inc.
5.650% due 06/11/2034	600	611

Cantor Fitzgerald LP
7.200% due 12/12/2028	500	528

Citigroup, Inc.
4.412% due 03/31/2031 •	300	292

Citizens Financial Group, Inc.
6.645% due 04/25/2035 •	1,300	1,384

CNO Global Funding
5.875% due 06/04/2027	1,200	1,231

EPR Properties
4.500% due 04/01/2025	1,500	1,500

Equinix, Inc.
2.500% due 05/15/2031	500	437

Equitable Holdings, Inc.
4.350% due 04/20/2028	400	397

Essex Portfolio LP
5.375% due 04/01/2035	200	201

F&G Global Funding
5.875% due 06/10/2027	600	613

Ford Motor Credit Co. LLC
2.900% due 02/16/2028	200	185
3.815% due 11/02/2027	200	191
5.800% due 03/05/2027	1,500	1,507
5.800% due 03/08/2029	700	694

GA Global Funding Trust
5.200% due 12/09/2031	500	498

Goldman Sachs Group, Inc.
5.727% due 04/25/2030 •	4,100	4,231
5.755% (US0003M + 1.170%) due 05/15/2026 ~	1,600	1,602

Hanover Insurance Group, Inc.
2.500% due 09/01/2030	1,600	1,406

Healthpeak OP LLC
3.500% due 07/15/2029	1,300	1,234

Host Hotels & Resorts LP
5.500% due 04/15/2035	300	294

Jackson National Life Global Funding
5.324% due 01/14/2028 •	100	101
5.350% due 01/13/2030	300	306

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jefferies Financial Group, Inc.
6.200% due 04/14/2034	$1,400	$1,428

Kilroy Realty LP
6.250% due 01/15/2036	200	198

LXP Industrial Trust
6.750% due 11/15/2028	600	635

Morgan Stanley
5.123% due 02/01/2029 •	1,000	1,014
5.656% due 04/18/2030 •	500	516

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027	1,700	1,682

Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028	1,700	1,533

NLG Global Funding
5.400% due 01/23/2030	500	509

Oaktree Specialty Lending Corp.
6.340% due 02/27/2030	200	199

Omega Healthcare Investors, Inc.
4.750% due 01/15/2028	600	599

RGA Global Funding
5.050% due 12/06/2031	400	400

Sammons Financial Group, Inc.
6.875% due 04/15/2034	600	641

Santander Holdings USA, Inc.
3.450% due 06/02/2025	1,600	1,596

SBA Tower Trust
1.884% due 07/15/2050	1,400	1,366
2.328% due 07/15/2052	1,700	1,584

Selective Insurance Group, Inc.
5.900% due 04/15/2035	200	202

Sixth Street Lending Partners
6.500% due 03/11/2029	300	307

Stellantis Finance U.S., Inc.
5.750% due 03/18/2030	400	400

Synchrony Financial
5.450% due 03/06/2031 ~	700	695

TPG Operating Group Co.
5.875% due 03/05/2034	600	615

U.S. Bancorp
5.046% due 02/12/2031 ~	600	605

VICI Properties LP
4.750% due 04/01/2028 (b)	400	401
5.125% due 11/15/2031	200	197

Wells Fargo & Co.
2.393% due 06/02/2028 •	1,600	1,527
6.303% due 10/23/2029 •	1,000	1,052

		50,650

INDUSTRIALS 7.4%

Amcor Flexibles North America, Inc.
4.800% due 03/17/2028	500	503

American Airlines Pass-Through Trust
3.000% due 04/15/2030	748	707
3.150% due 08/15/2033	1,530	1,405
3.500% due 08/15/2033	364	328
4.000% due 01/15/2027	98	97

Amgen, Inc.
5.250% due 03/02/2033	1,000	1,015

Bayer U.S. Finance LLC
4.375% due 12/15/2028	1,300	1,267
6.125% due 11/21/2026	200	204

Boeing Co.
6.259% due 05/01/2027	300	309
6.298% due 05/01/2029	400	420
6.388% due 05/01/2031	400	426
6.528% due 05/01/2034	200	214
6.858% due 05/01/2054	300	326
7.008% due 05/01/2064	200	217

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028	200	190

British Airways Pass-Through Trust
2.900% due 09/15/2036	678	609
3.350% due 12/15/2030	619	590

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Broadcom, Inc.
3.137% due 11/15/2035	$707	$586
3.187% due 11/15/2036	500	411

CDW LLC
4.125% due 05/01/2025	1,400	1,401

Constellation Brands, Inc.
4.800% due 01/15/2029	300	301

Daimler Truck Finance North America LLC
2.000% due 12/14/2026	1,700	1,628

Dell International LLC
4.750% due 04/01/2028 (b)	300	301

Energy Transfer LP
4.950% due 05/15/2028	1,600	1,611
6.050% due 12/01/2026	900	920

FirstEnergy Pennsylvania Electric Co.
4.300% due 01/15/2029	1,400	1,381

GXO Logistics, Inc.
6.250% due 05/06/2029	1,400	1,445

HCA, Inc.
5.750% due 03/01/2035	1,900	1,918

HF Sinclair Corp.
5.750% due 01/15/2031	400	405

Hyundai Capital America
5.511% due 08/04/2025 ~	1,300	1,303

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050	2,100	1,559

JetBlue Pass-Through Trust
2.750% due 11/15/2033	1,229	1,069

Kraft Heinz Foods Co.
5.200% due 03/15/2032	200	202

Las Vegas Sands Corp.
5.900% due 06/01/2027	1,500	1,525

Marriott International, Inc.
5.100% due 04/15/2032	400	399

Mars, Inc.
5.000% due 03/01/2032	600	603

Marvell Technology, Inc.
5.750% due 02/15/2029	925	954

Meta Platforms, Inc.
5.400% due 08/15/2054	200	196

Microchip Technology, Inc.
4.900% due 03/15/2028	200	201

MPLX LP
5.400% due 04/01/2035	500	492

Occidental Petroleum Corp.
6.200% due 03/15/2040	400	396

Oracle Corp.
3.850% due 04/01/2060	1,300	894
4.800% due 08/03/2028	300	303

PayPal Holdings, Inc.
5.100% due 04/01/2035	300	299

Philip Morris International, Inc.
5.125% due 02/13/2031	1,000	1,018

Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030	1,600	1,365

Southern Co.
3.700% due 04/30/2030	1,400	1,334

Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031	125	113

Synopsys, Inc.
4.850% due 04/01/2030	300	302

Sysco Corp.
5.100% due 09/23/2030	200	203

TD SYNNEX Corp.
6.100% due 04/12/2034	500	515

Tyson Foods, Inc.
5.400% due 03/15/2029	300	307
5.700% due 03/15/2034	300	308

United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,487	1,322
3.100% due 01/07/2030	846	804
4.150% due 02/25/2033	855	820

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	195

Schedule of Investments	PIMCO Total Return Fund II	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VMware, Inc.
1.800% due 08/15/2028	$1,800	$1,641

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028	600	600

Williams Cos., Inc.
4.800% due 11/15/2029	600	602

Zimmer Biomet Holdings, Inc.
5.200% due 09/15/2034	200	199

		42,983

UTILITIES 6.6%

AES Corp.
5.450% due 06/01/2028	500	509

Alabama Power Co.
1.450% due 09/15/2030	1,100	934

Ameren Illinois Co.
1.550% due 11/15/2030	1,500	1,277

Appalachian Power Co.
2.700% due 04/01/2031	1,600	1,416

Avangrid, Inc.
3.800% due 06/01/2029	1,100	1,060

CenterPoint Energy Houston Electric LLC
4.800% due 03/15/2030	200	201

DTE Energy Co.
5.200% due 04/01/2030	500	507

Duke Energy Carolinas LLC
2.550% due 04/15/2031	1,600	1,419

Entergy Mississippi LLC
5.000% due 09/01/2033	800	793

Evergy Kansas Central, Inc.
4.700% due 03/13/2028	100	100
5.250% due 03/15/2035	300	301

Eversource Energy
5.450% due 03/01/2028	300	307

Florida Power & Light Co.
3.700% due 12/01/2047	1,300	990

Georgia Power Co.
3.250% due 03/15/2051	1,500	1,019

Liberty Utilities Co.
5.577% due 01/31/2029	2,000	2,048

Louisville Gas & Electric Co.
5.450% due 04/15/2033	200	205

Massachusetts Electric Co.
1.729% due 11/24/2030	1,500	1,255

Narragansett Electric Co.
5.350% due 05/01/2034	600	604

National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/2031	1,200	988

New York State Electric & Gas Corp.
2.150% due 10/01/2031	1,700	1,441

NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/2027	1,500	1,472

Northern States Power Co.
2.250% due 04/01/2031	1,600	1,400

Pacific Gas & Electric Co.
4.400% due 03/01/2032	1,700	1,592
4.550% due 07/01/2030	1,500	1,452
5.550% due 05/15/2029	500	507
6.100% due 01/15/2029	1,200	1,240
6.950% due 03/15/2034	600	651

PacifiCorp
5.450% due 02/15/2034	600	605
7.375% due 09/15/2055 ~	400	406

Pinnacle West Capital Corp.
5.178% due 06/10/2026 ~	700	704

Public Service Enterprise Group, Inc.
5.450% due 04/01/2034	300	303

Puget Energy, Inc.
5.725% due 03/15/2035	600	599

San Diego Gas & Electric Co.
2.950% due 08/15/2051	1,700	1,069

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern California Edison Co.
2.250% due 06/01/2030	$1,500	$1,310
3.700% due 08/01/2025	1,600	1,595
4.700% due 06/01/2027	1,500	1,499

Southwest Gas Corp.
4.050% due 03/15/2032	1,800	1,684

Southwestern Electric Power Co.
4.100% due 09/15/2028	1,400	1,377

Virginia Electric & Power Co.
3.750% due 05/15/2027	1,500	1,481

		38,320

Total Corporate Bonds & Notes (Cost $138,209)		131,953

MUNICIPAL BONDS & NOTES 0.4%

ILLINOIS 0.2%

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
3.057% due 01/01/2034	1,400	1,214

WEST VIRGINIA 0.2%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	1,000	887

Total Municipal Bonds & Notes (Cost $2,400)		2,101

U.S. GOVERNMENT AGENCIES 38.1%

Fannie Mae
4.526% due 12/25/2036 •	35	34
4.737% due 12/25/2042 ~	115	114
5.109% due 12/25/2047 •	1,212	1,214
5.310% due 08/25/2054 •	1,510	1,509
5.886% due 07/01/2044 •	18	18
6.314% due 01/01/2035 •	30	30
6.500% due 06/25/2044	20	21
6.803% due 05/25/2035 ~	16	16
6.888% due 04/01/2041 •	4	4
7.166% due 05/01/2038 •	198	206
7.310% due 09/01/2035 •	7	7

Federal Home Loan Bank
0.960% due 03/05/2026	12,500	12,142

Freddie Mac
4.000% due 06/01/2030 - 04/01/2048	442	426
4.500% due 02/01/2029	23	23
5.000% due 12/01/2039 - 07/01/2040	28	28
5.213% due 08/15/2036 •	259	260
5.301% due 04/25/2055 •	700	701
5.500% due 12/01/2036 - 07/01/2039	250	255
5.835% due 02/25/2045 •	40	39
6.000% due 11/01/2029 - 08/01/2038	816	851
7.404% due 07/01/2030 •	3	3
8.000% due 06/15/2030	54	57

Ginnie Mae
3.000% due 03/20/2052	9,962	8,833
4.000% due 09/15/2049 - 02/15/2050	147	139
4.500% due 04/20/2048 - 12/20/2053	2,460	2,369
4.625% due 09/20/2025 - 07/20/2030 •	28	28
4.750% due 12/20/2029 •	30	30
4.875% due 05/20/2027 - 06/20/2027 •	11	11
4.883% due 02/20/2067 •	156	156
4.900% due 06/20/2065 •	344	344
4.938% due 10/20/2062 •	700	699
5.000% due 07/20/2027 •	19	19
5.000% due 07/15/2034 - 07/20/2049	1,771	1,771
5.010% due 07/20/2062 ~	104	104

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.023% due 07/20/2065 - 10/20/2065 •	$1,150	$1,148
5.073% due 11/20/2065 •	36	36
5.173% due 08/20/2066 •	478	478
5.223% due 05/20/2066 - 07/20/2066 •	1,464	1,464
5.323% due 04/20/2066 •	187	188
5.343% due 07/20/2065 •	713	714
5.656% due 11/20/2067 •	832	840

Ginnie Mae, TBA
4.000% due 05/01/2055	18,500	17,318

Tennessee Valley Authority
1.500% due 09/15/2031	1,700	1,442

Uniform Mortgage-Backed Security
2.500% due 12/01/2032	693	664
3.000% due 02/01/2052 - 07/01/2052	56,118	48,751
3.500% due 01/01/2026 - 05/01/2035	4,810	4,690
4.000% due 03/01/2026 - 06/01/2049	678	647
4.500% due 06/01/2025 - 12/01/2040	197	194
5.000% due 04/01/2053 - 06/01/2053	19,720	19,377
5.500% due 11/01/2032 - 02/01/2040	631	642
6.000% due 10/01/2032 - 01/01/2039	649	676
6.500% due 07/01/2031 - 10/01/2037	4	4

Uniform Mortgage-Backed Security, TBA
2.000% due 05/01/2055	16,100	12,798
3.000% due 05/01/2055	16,600	14,385
4.500% due 05/01/2055 - 06/01/2055	45,850	43,826
5.000% due 05/01/2055	12,900	12,633
5.500% due 05/01/2055	5,700	5,688

Total U.S. Government Agencies (Cost $228,208)		221,064

U.S. TREASURY OBLIGATIONS 55.0%

U.S. Treasury Bonds
1.375% due 11/15/2040	18,900	12,291
1.875% due 02/15/2041	1,100	772
2.000% due 11/15/2041	700	492
2.250% due 05/15/2041	6,300	4,672
2.375% due 02/15/2042	1,700	1,262
2.500% due 02/15/2045	880	635
2.750% due 11/15/2042	700	545
2.875% due 05/15/2043 (h)	1,800	1,418
3.000% due 05/15/2042	400	326
3.000% due 05/15/2045	12,810	10,052
3.000% due 08/15/2048	3,600	2,735
3.125% due 02/15/2043 (h)	2,400	1,971
3.125% due 08/15/2044	1,200	968
3.250% due 05/15/2042	7,600	6,425
3.375% due 08/15/2042 (f)	26,700	22,899
3.375% due 05/15/2044	500	421
3.625% due 08/15/2043	2,300	2,022
3.625% due 02/15/2044	1,500	1,313
3.750% due 11/15/2043	1,300	1,161
3.875% due 05/15/2043 (f)	9,200	8,400
4.000% due 11/15/2042	5,300	4,946
4.125% due 08/15/2044 (f)	5,300	4,967
4.375% due 08/15/2043 (f)	14,700	14,330
4.500% due 02/15/2044	3,700	3,657
4.500% due 11/15/2054 (f)	3,600	3,548
4.625% due 11/15/2044	17,900	17,928
4.625% due 05/15/2054 (f)	1,900	1,907
4.625% due 02/15/2055	8,400	8,458
4.750% due 02/15/2041	160	165
4.750% due 02/15/2045 (f)	5,300	5,398

U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2032	6,187	5,602
0.625% due 07/15/2032	7,543	7,044
1.125% due 01/15/2033	10,737	10,291
1.250% due 04/15/2028	6,777	6,780

196	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 01/15/2034	$15,395	$15,374
2.375% due 10/15/2028 (f)	2,178	2,269

U.S. Treasury Notes
1.250% due 04/30/2028 (h)	2,700	2,495
1.250% due 09/30/2028	2,600	2,376
1.500% due 11/30/2028	4,800	4,409
2.375% due 03/31/2029	5,800	5,471
2.875% due 08/15/2028	2,600	2,516
3.250% due 06/30/2029	4,900	4,770
3.500% due 04/30/2028	4,500	4,449
3.625% due 03/31/2030	2,600	2,560
3.750% due 05/31/2030	2,600	2,573
3.750% due 06/30/2030	6,300	6,231
3.875% due 09/30/2029 (f)	12,600	12,566
4.000% due 06/30/2028 (h)	1,900	1,907
4.000% due 02/28/2030 (f)	2,600	2,606
4.000% due 02/15/2034 (f)	42,600	42,029
4.125% due 07/31/2028	1,900	1,914
4.125% due 08/31/2030	3,700	3,724
4.375% due 11/30/2030 (f)	7,200	7,333
4.625% due 09/30/2028	4,600	4,708
4.625% due 09/30/2030	3,600	3,712
4.875% due 10/31/2028	2,600	2,683
4.875% due 10/31/2030	3,600	3,756

U.S. Treasury STRIPS
0.000% due 05/15/2041 (a)	30	14
0.000% due 08/15/2041 (a)	370	170
0.000% due 11/15/2041 (a)	180	82
0.000% due 02/15/2042 (a)	380	171
0.000% due 05/15/2042 (a)	270	120
0.000% due 08/15/2042 (a)	1,970	861
0.000% due 11/15/2042 (a)	450	194

Total U.S. Treasury Obligations (Cost $338,799)		319,844

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.1%

Angel Oak Mortgage Trust
6.197% due 01/25/2069 þ	638	644

BAMLL Commercial Mortgage Securities Trust
5.484% due 09/15/2038 ~	1,800	1,717

Banc of America Funding Trust
5.697% due 05/25/2035 ~	77	72

BANK
3.393% due 03/15/2064 •	1,500	1,359
3.432% due 05/15/2062	589	576

Barclays Commercial Real Estate Trust
3.966% due 08/10/2033	2,300	2,140

Bayview Opportunity Master Fund Trust
3.000% due 11/25/2051 •	1,364	1,165

Bear Stearns Adjustable Rate Mortgage Trust
4.732% due 02/25/2036 •	17	12
6.574% due 04/25/2033 •	18	18
7.105% due 01/25/2035 •	170	173

Bear Stearns ALT-A Trust
5.043% due 09/25/2035 •	84	49
5.564% due 05/25/2035 ~	296	281

BMO Mortgage Trust
6.526% due 05/15/2057 ~	1,200	1,272

BWAY Mortgage Trust
5.684% due 09/15/2036 •	1,800	1,722

BX Trust
5.163% due 10/15/2036 •	1,147	1,139

Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 •	1,429	1,271
5.640% due 06/25/2055 ~	1,537	1,545

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.665% due 10/25/2035 •	132	127

Citigroup Commercial Mortgage Trust
5.614% due 10/15/2036 •	1,700	1,692

Citigroup Mortgage Loan Trust
6.838% due 09/25/2035 ~	104	102
7.230% due 10/25/2035 ~	24	25

Colony Mortgage Capital Ltd.
5.808% due 11/15/2038 ~	1,581	1,563

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
6.662% due 02/20/2036 •	$39	$34

Credit Suisse Commercial Mortgage Trust
5.501% due 06/15/2034 •	888	850

Credit Suisse First Boston Mortgage Securities Corp.
4.235% due 09/25/2033 ~	339	340

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.000% due 11/25/2056 •	1,176	1,008
3.850% due 09/25/2057 ~	1,461	1,401
5.834% due 07/15/2038 •	1,900	1,717

Cross Mortgage Trust
6.272% due 06/25/2069 þ	1,545	1,562

DOLP Trust
2.956% due 05/10/2041	1,900	1,673

Extended Stay America Trust
5.513% due 07/15/2038 ~	3,984	3,983

GCAT Trust
3.000% due 04/25/2052 •	1,345	1,144

GS Mortgage-Backed Securities Corp. Trust
2.500% due 09/25/2052 ~	1,242	1,016

GS Mortgage-Backed Securities Trust
2.500% due 04/25/2052 •	1,220	1,001
3.000% due 08/26/2052 ~	1,654	1,410

HomeBanc Mortgage Trust
4.935% due 03/25/2035 •	719	582

Hundred Acre Wood Trust
5.000% due 10/25/2051 •	1,190	1,107

IndyMac Adjustable Rate Mortgage Trust
6.636% due 01/25/2032 ~	2	2

IndyMac INDX Mortgage Loan Trust
4.073% due 11/25/2035 •	468	443

JP Morgan Chase Commercial Mortgage Securities Trust
5.576% due 06/15/2035 •	1,454	1,276
5.817% due 12/15/2031 ~	486	475

JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	1,407	1,152
3.000% due 01/25/2052 •	1,282	1,099
3.000% due 03/25/2052 ~	1,384	1,182
3.500% due 09/25/2052 •	1,390	1,229

JPMBB Commercial Mortgage Securities Trust
3.358% due 11/15/2048	167	167

KREST Commercial Mortgage Securities Trust
2.558% due 11/05/2044	1,700	1,324

Manhattan West Mortgage Trust
2.130% due 09/10/2039	1,500	1,399

MFA Trust
2.479% due 03/25/2065 •	259	250

Morgan Stanley Capital Trust
3.436% due 12/15/2049	749	739

Morgan Stanley Mortgage Loan Trust
6.283% due 06/25/2036 •	844	826

Natixis Commercial Mortgage Securities Trust
5.534% due 08/15/2038 •	1,700	1,632

OBX Trust
2.500% due 10/25/2051 ~	1,353	1,109
3.000% due 02/25/2052 •	1,296	1,107

One New York Plaza Trust
5.384% due 01/15/2036 •	1,500	1,439

Prime Mortgage Trust
4.835% due 02/25/2034 •	17	16

PRPM LLC
3.750% due 03/25/2054 þ	849	826

Residential Funding Mortgage Securities, Inc. Trust
6.098% due 02/25/2036 ~	66	61

Sequoia Mortgage Trust
5.071% due 04/19/2027 •	56	55

SFO Commercial Mortgage Trust
5.583% due 05/15/2038 ~	1,000	986

SREIT Trust
5.133% due 10/15/2038 ~	1,700	1,685

Starwood Mortgage Residential Trust
1.486% due 04/25/2065 •	160	153

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Mortgage Investments Trust
5.091% due 09/19/2032 ~	$12	$11

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	1,202	1,147
4.492% due 10/25/2064 •	1,410	1,418

UWM Mortgage Trust
2.500% due 11/25/2051 •	1,826	1,498
2.500% due 12/25/2051 •	1,283	1,048
3.000% due 01/25/2052 ~	1,464	1,248
5.000% due 09/25/2051 •	1,331	1,234
5.000% due 11/25/2051 •	1,350	1,259

VASA Trust
5.334% due 07/15/2039 ~	1,900	1,847

WaMu Mortgage Pass-Through Certificates Trust
5.015% due 10/25/2045 •	63	63

Wells Fargo Commercial Mortgage Trust
3.749% due 06/15/2036 ~	1,500	1,377

Total Non-Agency Mortgage-Backed Securities (Cost $75,258)		70,274

ASSET-BACKED SECURITIES 5.1%

AUTOMOBILE SEQUENTIAL 2.1%

Avis Budget Rental Car Funding AESOP LLC
6.020% due 02/20/2030	2,000	2,091

Enterprise Fleet Financing LLC
5.740% due 12/20/2026	1,871	1,882

FCCU Auto Receivables Trust
5.460% due 04/15/2030	500	510

Flagship Credit Auto Trust
4.030% due 12/15/2026	106	106
5.640% due 03/15/2028	1,394	1,398

GLS Auto Select Receivables Trust
5.580% due 06/17/2030	631	639

Hyundai Auto Lease Securitization Trust
5.800% due 12/15/2026	1,200	1,207

Octane Receivables Trust
5.880% due 06/20/2031	456	457

Santander Drive Auto Receivables Trust
5.710% due 02/16/2027	160	160

SBNA Auto Lease Trust
5.700% due 03/15/2027	30	30
6.510% due 04/20/2027	1,700	1,711

Veros Auto Receivables Trust
7.120% due 11/15/2028	92	92

Volkswagen Auto Lease Trust
5.810% due 10/20/2026	1,600	1,608

VStrong Auto Receivables Trust
5.790% due 08/16/2027	192	193

		12,084

CMBS OTHER 1.4%

BDS Ltd.
6.117% due 03/19/2039 •	2,205	2,206

FS Rialto Issuer LLC
6.245% due 01/19/2039 ~	654	655

MF1 LLC
6.054% due 03/19/2039 •	1,200	1,202
6.467% due 06/19/2037 ~	2,867	2,866
6.952% due 09/17/2037 •	1,182	1,183

		8,112

CREDIT CARD OTHER 0.2%

Synchrony Card Funding LLC
5.740% due 10/15/2029	1,400	1,429

HOME EQUITY OTHER 0.2%

EMC Mortgage Loan Trust
5.175% due 05/25/2040 ~	204	203

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	197

Schedule of Investments	PIMCO Total Return Fund II	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fremont Home Loan Trust
4.495% due 01/25/2037 •	$38	$17

Morgan Stanley IXIS Real Estate Capital Trust
4.485% due 11/25/2036 •	12	4

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.680% due 01/25/2036 ~	18	18

Securitized Asset-Backed Receivables LLC Trust
4.555% due 12/25/2036 •	551	119

Structured Asset Investment Loan Trust
5.335% due 09/25/2034 ~	134	128
5.560% due 07/25/2033 ~	776	767

		1,256

OTHER ABS 1.2%

Lendmark Funding Trust
1.900% due 11/20/2031	1,700	1,621

Mariner Finance Issuance Trust
1.860% due 03/20/2036	1,700	1,631

Mosaic Solar Loan Trust
2.640% due 01/20/2053	1,110	971

Navient Private Education Loan Trust
5.884% due 07/16/2040 ~	614	618

SMB Private Education Loan Trust
5.447% due 06/17/2052 ~	899	900

Sunrun Demeter Issuer
2.270% due 01/30/2057	1,412	1,228

		6,969

Total Asset-Backed Securities (Cost $30,370)		29,850

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.4%

CoBank ACB
7.250% due 07/01/2029 •(d)	2,200,000	$2,233

Total Preferred Securities (Cost $2,200)		2,233

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.5%

COMMERCIAL PAPER 0.4%

Enbridge U.S., Inc.
4.650% due 04/14/2025	$700	699

Jabil, Inc.
4.820% due 04/11/2025	1,800	1,797

		2,496

	SHARES
MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class 4.400% (e)	270,489	271

Total Short-Term Instruments (Cost $2,767)		2,767

Total Investments in Securities (Cost $818,211)		780,086

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 2.8%

MUTUAL FUNDS 2.8%

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	335,700	$16,476

Total Mutual Funds (Cost $16,441)		16,476

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	12,722	124

Total Short-Term Instruments (Cost $124)		124

Total Investments in Affiliates (Cost $16,565)		16,600

Total Investments 137.1% (Cost $834,776)		796,686

Financial Derivative Instruments (g)(i) (0.1)% (Cost or Premiums, net $2,777)		$(591)

Other Assets and Liabilities, net (37.0)%		(214,958)

Net Assets 100.0%		$581,137

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BSN	4.430%	03/17/2025	04/21/2025	$(92,810)	$(92,981)
DEU	4.420	03/13/2025	04/10/2025	(3,573)	(3,581)
JPS	4.430	03/13/2025	04/10/2025	(3,725)	(3,734)
	4.440	03/12/2025	04/09/2025	(1,220)	(1,223)
	4.470	03/31/2025	04/03/2025	(5,439)	(5,440)
	4.510	03/31/2025	04/01/2025	(1,411)	(1,411)

Total Reverse Repurchase Agreements					$(108,370)

198	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
UBS	4.410%	01/28/2025	04/07/2025	$(9,641)	$(9,716)

Total Sale-Buyback Transactions					$(9,716)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BSN	$0	$(92,981)	$0	$(92,981)	$93,057	$76
DEU	0	(3,581)	0	(3,581)	3,548	(33)
JPS	0	(11,808)	0	(11,808)	11,768	(40)

Master Securities Forward Transaction Agreement
UBS	0	0	(9,716)	(9,716)	9,874	158

Total Borrowings and Other Financing Transactions	$0	$(108,370)	$(9,716)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(1,411)	$(106,959)	$0	$0	$(108,370)

Total	$(1,411)	$(106,959)	$0	$0	$(108,370)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(9,716)	0	0	(9,716)

Total	$0	$(9,716)	$0	$0	$(9,716)

Total Borrowings	$(1,411)	$(116,675)	$0	$0	$(118,086)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(118,086)

(f)	Securities with an aggregate market value of $118,247 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(123,461) at a weighted average interest rate of 4.979%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(7) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	5	$5	$(1)	$0
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	10	10	(2)	(1)
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	30	30	(8)	(7)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	5	5	(2)	(3)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	10	10	(3)	(5)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	30	30	(10)	(11)

Total Written Options					$(26)	$(27)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	199

Schedule of Investments	PIMCO Total Return Fund II	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2025	28	$	5,801	$36	$0	$0
U.S. Treasury 5-Year Note June Futures	06/2025	66		7,138	113	0	(2)
U.S. Treasury 10-Year Note June Futures	06/2025	725		80,634	1,276	11	0

					$1,425	$11	$(2)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	497	$	(56,720)	$(660)	$0	$(46)
U.S. Treasury Long-Term Bond June Futures	06/2025	223		(26,154)	(411)	0	(42)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	189		(23,105)	(125)	0	(83)

					$(1,196)	$0	$(171)

Total Futures Contracts					$229	$11	$(173)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2028	0.920%	$	500	$62	$9	$71	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.393		1,800	(9)	23	14	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.471		1,800	(12)	28	16	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2026	0.077		1,800	12	9	21	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.097		1,700	23	3	26	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.462		630	125	(76)	49	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2028	0.838		805	97	5	102	0	0
Hess Corp.	1.000	Quarterly	12/20/2026	0.151		1,600	(18)	41	23	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.368		1,700	39	(20)	19	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.492		300	0	5	5	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.547		100	0	2	2	0	0

							$319	$29	$348	$0	$(3)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	2.697%	Annual	04/04/2025	$6,300	$(49)	$(100)	$(149)	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	5,200	(18)	(336)	(354)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	10,900	(41)	(555)	(596)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027	2,600	(13)	(65)	(78)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	7,600	(149)	130	(19)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	1,200	(2)	(8)	(10)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031	6,760	40	(83)	(43)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	3,000	310	55	365	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.604	Annual	08/15/2033	13,300	0	213	213	0	(35)
Receive	1-Day USD-SOFR Compounded-OIS	3.608	Annual	08/15/2033	17,000	0	266	266	0	(45)
Receive	1-Day USD-SOFR Compounded-OIS	3.609	Annual	08/15/2033	3,500	0	55	55	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.619	Annual	08/15/2033	4,500	0	67	67	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	500	(2)	(1)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	600	(3)	(1)	(4)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	1,000	(5)	13	8	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	1,200	(6)	14	8	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	900	(4)	15	11	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	1,300	(5)	(20)	(25)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	10,200	51	37	88	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	1,200	(4)	(11)	(15)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	2,300	(7)	(1)	(8)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	1,200	(5)	3	(2)	0	(4)

200	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.715%	Annual	08/07/2034	$1,180	$(7)	$18	$11	$0	$(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	800	(3)	20	17	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	1,700	(6)	39	33	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	1,700	(6)	48	42	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	1,000	(4)	27	23	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	1,800	(7)	47	40	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	1,800	(6)	45	39	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	300	(1)	6	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	700	(3)	23	20	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	500	(2)	26	24	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	200	(1)	10	9	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	1,100	(5)	54	49	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034	1,200	(4)	(32)	(36)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034	700	(2)	(14)	(16)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034	1,700	(6)	(30)	(36)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	1,700	(5)	20	15	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035	900	(2)	17	15	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035	1,700	(5)	39	34	6	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035	400	(1)	12	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	650	(2)	(5)	(7)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	800	(3)	(6)	(9)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	800	(3)	(4)	(7)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	600	(2)	(5)	(7)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	1,500	(4)	(22)	(26)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	1,300	(4)	(14)	(18)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	500	(1)	(4)	(5)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	12,700	2,532	2,094	4,626	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	5,300	(2)	345	343	0	(39)
Receive	1-Day USD-SOFR Compounded-OIS	3.956	Annual	11/15/2054	3,300	0	(88)	(88)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.814	Annual	02/15/2055	4,600	0	(12)	(12)	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	3.846	Annual	02/15/2055	800	0	(7)	(7)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.872	Annual	02/15/2055	2,300	0	(30)	(30)	0	(18)

						$2,523	$2,304	$4,827	$26	$(392)

Total Swap Agreements						$2,842	$2,333	$5,175	$26	$(395)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$11	$26	$37	$(27)	$(173)	$(395)	$(595)

(h)

Securities with an aggregate market value of $6,014 and cash of $5,896 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	201

Schedule of Investments	PIMCO Total Return Fund II	(Cont.)

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715%	04/24/2025	1,100	$ (4)	$(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	1,100	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	200	(1)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	700	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	700	(3)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	700	(3)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	700	(3)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	800	(3)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	800	(3)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	700	(2)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	700	(3)	(1)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	600	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	600	(3)	0

Total Written Options							$(39)	$(33)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
FAR	$0	$0	$0	$0	$0	$(11)	$0	$(11)	$(11)	$0	$(11)
GLM	0	0	0	0	0	(19)	0	(19)	(19)	0	(19)
MYC	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)

Total Over the Counter	$0	$0	$0	$0	$0	$(33)	$0	$(33)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$11	$11
Swap Agreements	0	0	0	0	26	26

	$0	$0	$0	$0	$37	$37

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$27	$27
Futures	0	0	0	0	173	173
Swap Agreements	0	3	0	0	392	395

	$0	$3	$0	$0	$592	$595

Over the counter
Written Options	$0	$0	$0	$0	$33	$33

	$0	$3	$0	$0	$625	$628

202	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$65	$65
Futures	0	0	0	0	1,075	1,075
Swap Agreements	0	185	0	0	219	404

	$0	$185	$0	$0	$1,359	$1,544

Over the counter
Purchased Options	$0	$0	$0	$0	$47	$47
Written Options	0	0	0	0	516	516

	$0	$0	$0	$0	$563	$563

	$0	$185	$0	$0	$1,922	$2,107

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(4)	$(4)
Futures	0	0	0	0	1,142	1,142
Swap Agreements	0	(95)	0	0	1,195	1,100

	$0	$(95)	$0	$0	$2,333	$2,238

Over the counter
Written Options	$0	$0	$0	$0	$15	$15

	$0	$(95)	$0	$0	$2,348	$2,253

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$50,650	$0	$50,650
Industrials	0	42,983	0	42,983
Utilities	0	38,320	0	38,320
Municipal Bonds & Notes
Illinois	0	1,214	0	1,214
West Virginia	0	887	0	887
U.S. Government Agencies	0	221,064	0	221,064
U.S. Treasury Obligations	0	319,844	0	319,844
Non-Agency Mortgage-Backed Securities	0	70,274	0	70,274
Asset-Backed Securities
Automobile Sequential	0	12,084	0	12,084
CMBS Other	0	8,112	0	8,112
Credit Card Other	0	1,429	0	1,429
Home Equity Other	0	1,256	0	1,256
Other ABS	0	6,969	0	6,969
Preferred Securities
Banking & Finance	0	2,233	0	2,233
Short-Term Instruments
Commercial Paper	0	2,496	0	2,496
Mutual Funds	0	271	0	271

	$0	$780,086	$0	$780,086

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Affiliates, at Value
Mutual Funds	$16,476	$0	$0	$16,476
Short-Term Instruments
Central Funds Used for Cash Management Purposes	124	0	0	124

	$16,600	$0	$0	$16,600

Total Investments	$16,600	$780,086	$0	$796,686

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$37	$0	$37

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(595)	0	(595)
Over the counter	0	(33)	0	(33)

	$0	$(628)	$0	$(628)

Total Financial Derivative Instruments	$0	$(591)	$0	$(591)

Totals	$16,600	$779,495	$0	$796,095

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	203

Schedule of Investments	PIMCO Total Return Fund IV

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 128.1%

CORPORATE BONDS & NOTES 48.9%

BANKING & FINANCE 25.4%

ABN AMRO Bank NV
4.718% due 01/22/2027		$600	$604

Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031		600	586

AerCap Ireland Capital DAC
2.450% due 10/29/2026		500	483
3.650% due 07/21/2027		200	195
6.100% due 01/15/2027		300	307

Air Lease Corp.
5.300% due 06/25/2026		600	605

Aircastle Ltd.
2.850% due 01/26/2028		300	283
6.500% due 07/18/2028		200	208

Ally Financial, Inc.
6.848% due 01/03/2030 •		400	418

American Express Co.
6.338% due 10/30/2026 •		500	505

American Tower Corp.
3.900% due 05/16/2030	EUR	600	665

Athene Global Funding
5.339% due 01/15/2027		$500	506
5.583% due 01/09/2029		700	715

Aviation Capital Group LLC
5.125% due 04/10/2030		600	597
5.375% due 07/15/2029		100	101

Avolon Holdings Funding Ltd.
5.750% due 03/01/2029		500	509
6.375% due 05/04/2028		500	518

Banco Santander SA
5.552% due 03/14/2028 •		400	406

Bank of America Corp.
3.559% due 04/23/2027 •		100	99
3.974% due 02/07/2030 •		500	487
4.376% due 04/27/2028 •		500	498
5.202% due 04/25/2029 •		800	813
5.933% due 09/15/2027 •		600	612
6.204% due 11/10/2028 •		800	832

Barclays PLC
5.335% due 09/10/2035 •		600	586
5.848% due 03/12/2028 •		500	507
6.238% due 09/13/2027 •		400	407
7.437% due 11/02/2033 •		600	670

BGC Group, Inc.
6.150% due 04/02/2030 (b)		600	598
6.600% due 06/10/2029		600	617

BNP Paribas SA
5.283% due 11/19/2030 •		600	606
5.497% due 05/20/2030 •		500	509

BPCE SA
5.716% due 01/18/2030 •		500	510
5.876% due 01/14/2031 ~		600	615
6.714% due 10/19/2029 •		500	527

Cantor Fitzgerald LP
7.200% due 12/12/2028		500	528

Capital One Financial Corp.
5.700% due 02/01/2030 •		300	307

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029		1,200	1,140

Charles Schwab Corp.
6.196% due 11/17/2029 •		200	211

Citibank NA
5.488% due 12/04/2026		400	407
5.864% due 09/29/2025		300	302

Citigroup, Inc.
5.174% due 02/13/2030 •		100	101
5.809% (US0003M + 1.250%) due 07/01/2026 ~		1,000	1,002

Consumers Securitization Funding LLC
5.210% due 09/01/2031		500	511

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cooperatieve Rabobank UA
5.447% due 03/05/2030 •		$500	$512
5.500% due 07/18/2025		400	401
5.564% due 02/28/2029 •		300	307

Corebridge Global Funding
5.750% due 07/02/2026		100	102

Credit Agricole SA
5.229% due 03/11/2027 ~		500	502
6.316% due 10/03/2029 •		300	314

Crown Castle, Inc.
3.800% due 02/15/2028		500	487
5.600% due 06/01/2029		100	102

Deutsche Bank AG
6.819% due 11/20/2029 •		500	530

EPR Properties
4.500% due 04/01/2025		1,400	1,400

Equinix, Inc.
2.500% due 05/15/2031		1,200	1,048

Equitable Financial Life Global Funding
5.000% due 03/27/2030		600	603

European Union
2.875% due 10/05/2029	EUR	1,200	1,313

Ford Motor Credit Co. LLC
5.800% due 03/05/2027		$200	201
5.875% due 11/07/2029		600	594
7.350% due 11/04/2027		300	311

FS KKR Capital Corp.
6.875% due 08/15/2029		700	718

General Motors Financial Co., Inc.
5.709% due 05/08/2027 ~		500	502

Goldman Sachs Bank USA
5.109% due 05/21/2027 ~		600	602

Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •		100	98
4.692% due 10/23/2030 •		600	596
5.049% due 07/23/2030 •		400	403
6.311% due 10/28/2027 ~		900	918

Golub Capital BDC, Inc.
7.050% due 12/05/2028		500	523

HSBC Holdings PLC
2.013% due 09/22/2028 •		400	374
5.130% due 03/03/2031 •		600	602
7.390% due 11/03/2028 •		1,000	1,063

Hudson Pacific Properties LP
4.650% due 04/01/2029		500	379

ING Groep NV
4.017% due 03/28/2028 •		800	791
5.066% due 03/25/2031 ~		800	803

JPMorgan Chase & Co.
1.578% due 04/22/2027 •		1,200	1,164
4.005% due 04/23/2029 •		100	98
4.603% due 10/22/2030 •		600	596
5.288% due 07/22/2028 •		200	201
5.299% due 07/24/2029 •		500	510
5.560% due 01/23/2028 •		100	101
6.070% due 10/22/2027 •		500	512

JPMorgan Chase Bank NA
5.358% due 12/08/2026 •		500	506

Kilroy Realty LP
6.250% due 01/15/2036		300	298

Lloyds Banking Group PLC
5.087% due 11/26/2028 •		200	202
5.419% due 11/26/2028 ~		200	200

LPL Holdings, Inc.
5.200% due 03/15/2030		600	603

LXP Industrial Trust
2.375% due 10/01/2031		300	250

Marsh & McLennan Cos., Inc.
5.059% due 11/08/2027 ~		300	301

MassMutual Global Funding
4.300% due 10/22/2027		600	599
5.050% due 12/07/2027		600	611

Mercury General Corp.
4.400% due 03/15/2027		500	492

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mitsubishi UFJ Financial Group, Inc.
5.197% due 01/16/2031 ~		$600	$609

Morgan Stanley
4.654% due 10/18/2030 •		600	595
5.123% due 02/01/2029 •		500	507
5.376% due 04/13/2028 •		900	908
5.449% due 07/20/2029 •		500	511
5.652% due 04/13/2028 •		300	306
5.656% due 04/18/2030 •		200	206

Morgan Stanley Bank NA
5.436% due 01/14/2028 •		500	504

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027		900	891

Mutual of Omaha Cos. Global Funding
5.000% due 04/01/2030		400	402
5.350% due 04/09/2027		300	304
5.450% due 12/12/2028		500	514

Nationwide Building Society
6.557% due 10/18/2027 •		500	514

NatWest Group PLC
5.583% due 03/01/2028 •		500	509

NatWest Markets PLC
5.022% due 03/21/2030		900	906

New York Life Global Funding
4.936% due 01/16/2026 •		500	501

Newmark Group, Inc.
7.500% due 01/12/2029		500	525

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		200	190
6.408% due 09/13/2027 •		500	499

Nomura Holdings, Inc.
2.172% due 07/14/2028		100	92

Northwestern Mutual Global Funding
4.900% due 06/12/2028		500	507

Nuveen LLC
5.550% due 01/15/2030		500	516

Omega Healthcare Investors, Inc.
5.250% due 01/15/2026		1,400	1,403

Pacific Life Global Funding
4.500% due 08/28/2029		600	598

Piedmont Operating Partnership LP
3.150% due 08/15/2030		1,200	1,054

Pricoa Global Funding
4.650% due 08/27/2031		600	595

Principal Life Global Funding
4.950% due 11/27/2029		400	405

Prologis LP
4.200% due 02/15/2033	CAD	900	629

Protective Life Global Funding
5.467% due 12/08/2028		$500	514

RGA Global Funding
5.448% due 05/24/2029		100	103
5.500% due 01/11/2031		500	514

Royal Bank of Canada
4.875% due 01/19/2027		500	505
4.900% due 01/12/2028		300	304

Sabra Health Care LP
5.125% due 08/15/2026		600	600

Sammons Financial Group, Inc.
6.875% due 04/15/2034		600	641

Santander Holdings USA, Inc.
5.353% due 09/06/2030 •		200	199
5.741% due 03/20/2031 ~		600	605
6.499% due 03/09/2029 •		300	311

Santander U.K. Group Holdings PLC
4.858% due 09/11/2030 •		475	471

SBA Tower Trust
2.328% due 07/15/2052		900	839

Sixth Street Lending Partners
6.125% due 07/15/2030		600	604

Societe Generale SA
1.792% due 06/09/2027 •		1,200	1,158

204	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Standard Chartered PLC
6.750% due 02/08/2028 •		$100	$103

State Street Bank & Trust Co.
4.782% due 11/23/2029		250	252

Stifel Financial Corp.
4.000% due 05/15/2030		1,300	1,244

Sumitomo Mitsui Financial Group, Inc.
1.902% due 09/17/2028		900	824
5.240% due 04/15/2030		500	510
5.316% due 07/09/2029		600	614

Sun Communities Operating LP
5.500% due 01/15/2029		700	717

UBS AG
7.500% due 02/15/2028		300	323

UBS Group AG
0.650% due 09/10/2029	EUR	1,200	1,158
4.194% due 04/01/2031 •		$300	289
5.428% due 02/08/2030 •		700	713
6.246% due 09/22/2029 •		500	523
6.442% due 08/11/2028 •		300	311

VICI Properties LP
5.625% due 04/01/2035 (b)		600	597

Wells Fargo & Co.
2.393% due 06/02/2028 •		500	477
3.526% due 03/24/2028 •		800	784
5.244% due 01/24/2031 ~		600	610
6.303% due 10/23/2029 •		500	526

Wells Fargo Bank NA
5.429% due 12/11/2026 •		500	505

			80,704

INDUSTRIALS 15.6%

Abu Dhabi National Energy Co. PJSC
4.375% due 10/09/2031		600	587

Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		300	295

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026 þ		700	704

Altria Group, Inc.
4.875% due 02/04/2028		600	604

American Airlines Pass-Through Trust
3.200% due 12/15/2029		755	721
3.500% due 08/15/2033		947	852

Amgen, Inc.
5.750% due 03/02/2063		500	488

AppLovin Corp.
5.125% due 12/01/2029		700	703

Arrow Electronics, Inc.
5.150% due 08/21/2029		600	603

BAT Capital Corp.
6.343% due 08/02/2030		500	532

Bayer U.S. Finance LLC
4.375% due 12/15/2028		1,600	1,559
6.375% due 11/21/2030		200	210

Beth Israel Lahey Health, Inc.
3.080% due 07/01/2051		900	575

BMW U.S. Capital LLC
5.050% due 03/21/2030		600	603

Boeing Co.
2.196% due 02/04/2026		500	489
5.930% due 05/01/2060		400	377

Broadcom, Inc.
3.469% due 04/15/2034		1,200	1,057
5.050% due 07/12/2029		600	609

Canadian Natural Resources Ltd.
5.000% due 12/15/2029		300	300

CDW LLC
5.100% due 03/01/2030		600	600

Centene Corp.
2.500% due 03/01/2031		550	464
2.625% due 08/01/2031		150	126
3.000% due 10/15/2030		400	350
4.625% due 12/15/2029		500	479

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cheniere Energy Partners LP
3.250% due 01/31/2032		$500	$440
4.500% due 10/01/2029		200	195

Cheniere Energy, Inc.
5.650% due 04/15/2034		500	506

Cigna Group
5.000% due 05/15/2029		500	507

Constellation Brands, Inc.
4.800% due 01/15/2029		375	376

CVS Health Corp.
5.250% due 01/30/2031		400	404

Daimler Truck Finance North America LLC
5.000% due 01/15/2027		500	503
5.320% due 09/25/2027 ~		600	601

Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029		877	820

DT Midstream, Inc.
5.800% due 12/15/2034		750	754

Elevance Health, Inc.
4.950% due 11/01/2031		600	602

Energy Transfer LP
5.550% due 05/15/2034		500	500
5.700% due 04/01/2035		600	605
6.100% due 12/01/2028		200	209

Equifax, Inc.
4.800% due 09/15/2029		600	601

Expand Energy Corp.
5.700% due 01/15/2035		300	301

Expedia Group, Inc.
3.250% due 02/15/2030		800	746

Fresenius Medical Care U.S. Finance, Inc.
1.875% due 12/01/2026		1,200	1,147

Greensaif Pipelines Bidco SARL
6.103% due 08/23/2042		200	201
6.129% due 02/23/2038		200	206
6.510% due 02/23/2042		300	314

Harbour Energy PLC
6.327% due 04/01/2035 (b)		600	598

HCA, Inc.
5.450% due 04/01/2031		500	508

Hyatt Hotels Corp.
5.250% due 06/30/2029		600	606
5.750% due 03/30/2032		600	603

Hyundai Capital America
5.150% due 03/27/2030		600	598
5.250% due 01/08/2027		400	403
5.950% due 09/21/2026		500	509
6.500% due 01/16/2029		600	630

Illumina, Inc.
4.650% due 09/09/2026		500	500

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050		1,600	1,188

JetBlue Pass-Through Trust
2.750% due 11/15/2033		1,153	1,002

Marriott International, Inc.
5.550% due 10/15/2028		500	514

Mars, Inc.
5.200% due 03/01/2035		600	603

Mercedes-Benz Finance North America LLC
4.750% due 03/31/2028 (b)		600	601
4.800% due 01/11/2027		500	502

Mondelez International, Inc.
4.625% due 07/03/2031	CAD	800	581

National Fuel Gas Co.
5.500% due 03/15/2030		$600	611

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		1,100	1,070

Occidental Petroleum Corp.
5.200% due 08/01/2029		600	600

Oracle Corp.
4.800% due 08/03/2028		600	605
6.150% due 11/09/2029		300	318

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Paramount Global
2.900% due 01/15/2027		$100	$97

Philip Morris International, Inc.
3.750% due 01/15/2031	EUR	500	550

Quest Diagnostics, Inc.
4.625% due 12/15/2029		$600	597

Roche Holdings, Inc.
4.790% due 03/08/2029		500	508

Solvay Finance America LLC
5.650% due 06/04/2029		600	616

South Bow USA Infrastructure Holdings LLC
5.026% due 10/01/2029		600	596

Southern Co.
3.700% due 04/30/2030		1,000	953

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		1,365	1,274

Stryker Corp.
3.375% due 09/11/2032	EUR	200	215
3.625% due 09/11/2036		300	317

T-Mobile USA, Inc.
2.050% due 02/15/2028		$100	93
4.700% due 01/15/2035		600	578
4.800% due 07/15/2028		300	302

Thames Water Utilities Finance PLC
6.500% due 02/09/2032	GBP	100	97

United Airlines Pass-Through Trust
2.700% due 11/01/2033		$939	835
3.450% due 06/01/2029		177	171

UnitedHealth Group, Inc.
4.250% due 01/15/2029		800	795

VMware, Inc.
1.800% due 08/15/2028		1,000	912

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028		400	400
5.350% due 03/27/2030		600	599

Warnermedia Holdings, Inc.
3.755% due 03/15/2027		900	878

Zimmer Biomet Holdings, Inc.
5.350% due 12/01/2028		500	511

			49,469

UTILITIES 7.9%

AES Corp.
2.450% due 01/15/2031		200	171
5.450% due 06/01/2028		400	407

Alliant Energy Finance LLC
5.400% due 06/06/2027		600	607

Ameren Corp.
5.000% due 01/15/2029		500	505

Boston Gas Co.
3.001% due 08/01/2029		1,200	1,113

DTE Energy Co.
5.100% due 03/01/2029		500	507

Duke Energy Carolinas LLC
2.550% due 04/15/2031		1,200	1,065

Edison International
4.125% due 03/15/2028		200	192
6.250% due 03/15/2030		100	101

Electricite de France SA
6.375% due 01/13/2055		500	503

Enel Finance International NV
1.625% due 07/12/2026		1,000	963
2.500% due 07/12/2031		1,000	859

Entergy Corp.
2.950% due 09/01/2026		2,700	2,640

EPH Financing International AS
6.651% due 11/13/2028	EUR	400	467

Exelon Corp.
5.150% due 03/15/2028		$500	508

Florida Power & Light Co.
5.050% due 04/01/2028		600	612

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	205

Schedule of Investments	PIMCO Total Return Fund IV	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FORESEA Holding SA
7.500% due 06/15/2030	$236	$228

IPALCO Enterprises, Inc.
5.750% due 04/01/2034	300	303

MidAmerican Energy Co.
2.700% due 08/01/2052	1,000	611

Monongahela Power Co.
3.550% due 05/15/2027	1,400	1,369

New York State Electric & Gas Corp.
1.950% due 10/01/2030	1,200	1,020
2.150% due 10/01/2031	900	763

NorthWestern Corp.
5.073% due 03/21/2030	800	806

ONEOK, Inc.
3.250% due 06/01/2030	600	553
4.400% due 10/15/2029	300	295
6.500% due 09/01/2030	600	637

PacifiCorp
5.300% due 02/15/2031	900	919

PG&E Recovery Funding LLC
5.231% due 06/01/2042	600	600

Rio Oil Finance Trust
9.750% due 01/06/2027	802	826

San Diego Gas & Electric Co.
1.700% due 10/01/2030	500	425

SGSP Australia Assets Pty. Ltd.
3.250% due 07/29/2026	1,500	1,476

Southern California Edison Co.
2.250% due 06/01/2030	1,400	1,223
4.875% due 02/01/2027	300	301
5.150% due 06/01/2029	100	101

Southern Gas Corridor CJSC
6.875% due 03/24/2026	500	505

Verizon Communications, Inc.
2.850% due 09/03/2041	900	634

Virginia Power Fuel Securitization LLC
5.088% due 05/01/2029	426	429

		25,244

Total Corporate Bonds & Notes (Cost $157,910)		155,417

MUNICIPAL BONDS & NOTES 0.8%

ARIZONA 0.1%

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029	350	361

LOUISIANA 0.3%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022
4.145% due 02/01/2033	800	784

TEXAS 0.1%

Texas Natural Gas Securitization Finance Corp. Series 2023
5.169% due 04/01/2041	400	405

WEST VIRGINIA 0.3%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	1,000	887

Total Municipal Bonds & Notes (Cost $2,550)		2,437

U.S. GOVERNMENT AGENCIES 50.0%

Fannie Mae
0.000% due 02/25/2033 •	2,226	1,959
3.000% due 10/25/2040	443	423
5.540% due 12/25/2053 •	582	586

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.021% due 01/01/2036 •	$617	$640
7.166% due 05/01/2038 •	338	351

Freddie Mac
4.653% due 10/15/2043 •	236	232
5.000% due 06/01/2028 - 12/01/2038	244	246
5.500% due 04/01/2038	73	74
5.540% due 02/25/2055 •	778	783
5.640% due 05/25/2054 •	831	827

Ginnie Mae
0.000% due 11/20/2039 (a)(c)	1,755	1,491
3.000% due 11/15/2049	488	433
4.000% due 09/15/2049	274	258
4.787% due 05/20/2047 •	424	408
4.883% due 02/20/2067 •	385	385
4.890% due 04/20/2065 •	103	103
4.893% due 06/20/2067 •	101	101
5.000% due 05/15/2047 - 09/15/2047	72	71
5.043% due 09/20/2065 •	887	885
5.144% due 01/20/2073 ~	496	497
5.173% due 08/20/2066 - 08/20/2067 •	1,564	1,566
5.223% due 05/20/2066 - 06/20/2066 •	1,632	1,633
5.224% due 03/20/2073 •	579	583
5.244% due 11/20/2073 ~	999	1,008
5.364% due 12/20/2072 •	404	410
5.394% due 12/20/2073 •	499	503
5.484% due 11/20/2072 •	699	710
6.723% due 06/20/2067 •	1,607	1,623

Ginnie Mae, TBA
4.000% due 05/01/2055	2,900	2,715
4.500% due 05/01/2055	3,100	2,973
5.000% due 05/01/2055	3,300	3,244
6.000% due 05/01/2055	1,800	1,825

Uniform Mortgage-Backed Security
3.000% due 06/01/2029 - 09/01/2052	38,167	33,135
3.500% due 03/01/2048	61	56
4.000% due 11/01/2047 - 10/01/2052	2,605	2,455
4.500% due 01/01/2041 - 05/01/2053	616	593
5.000% due 05/01/2053 - 09/01/2053	3,075	3,023
5.500% due 02/01/2036 - 01/01/2055	1,758	1,758
6.000% due 10/01/2053 - 06/01/2054	863	877

Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055	700	607
4.000% due 05/01/2055	15,100	14,049
4.500% due 06/01/2055	5,300	5,066
5.000% due 05/01/2055	8,500	8,324
5.500% due 05/01/2055	50,225	50,119
6.000% due 05/01/2055 - 06/01/2055	9,400	9,530

Total U.S. Government Agencies (Cost $160,450)		159,138

U.S. TREASURY OBLIGATIONS 14.3%

U.S. Treasury Bonds
1.375% due 11/15/2040	9,900	6,438
2.000% due 02/15/2050	200	121
2.250% due 08/15/2049	2,500	1,613
2.375% due 11/15/2049	100	66
2.500% due 02/15/2045	5,800	4,183
2.750% due 08/15/2042 (i)	400	312
3.000% due 02/15/2048	300	229
3.000% due 02/15/2049	100	76
3.125% due 02/15/2043 (g)	1,930	1,585
3.125% due 08/15/2044	4,700	3,792
3.250% due 05/15/2042	2,400	2,029
3.375% due 08/15/2042	100	86
3.375% due 11/15/2048	1,300	1,056
3.750% due 11/15/2043 (g)	2,500	2,233
3.875% due 02/15/2043	1,000	916

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.875% due 05/15/2043		$400	$365
4.250% due 08/15/2054		1,800	1,700
4.375% due 08/15/2043		100	97
4.500% due 11/15/2054		400	394
4.625% due 05/15/2044		900	903
4.625% due 05/15/2054		1,300	1,305
4.625% due 02/15/2055		200	201

U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2031		2,726	2,504
0.125% due 01/15/2032		687	622
0.125% due 02/15/2051		2,318	1,335
0.125% due 02/15/2052		913	518
0.250% due 02/15/2050		494	302
0.375% due 07/15/2025		804	805
0.750% due 02/15/2045		674	512
0.875% due 02/15/2047		263	199
1.000% due 02/15/2046		402	317
1.000% due 02/15/2049		252	192
1.500% due 02/15/2053		427	356
2.125% due 04/15/2029		2,567	2,644
2.125% due 02/15/2054		1,242	1,193

U.S. Treasury Notes
3.875% due 08/15/2034		4,100	3,997
4.250% due 11/15/2034		400	402

Total U.S. Treasury Obligations (Cost $53,481)			45,598

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.7%

Banc of America Funding Trust
5.697% due 05/25/2035 ~		394	368

Bear Stearns Adjustable Rate Mortgage Trust
6.750% due 02/25/2033 •		1	1

Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~		450	404
5.640% due 06/25/2055 ~		647	651

Chase Mortgage Finance Trust
6.824% due 02/25/2037 ~		4	4

Credit Suisse Commercial Mortgage Trust
5.501% due 06/15/2034 •		311	297

Credit Suisse First Boston Mortgage Securities Corp.
4.235% due 09/25/2033 ~		1	1

Cross Mortgage Trust
6.093% due 04/25/2069 þ		402	406

Eurohome U.K. Mortgages PLC
4.728% due 06/15/2044 •	GBP	340	438

Eurosail PLC
5.529% due 06/13/2045 •		494	633
5.529% due 06/13/2045 ~		439	562

Extended Stay America Trust
5.513% due 07/15/2038 ~		$433	433

Great Hall Mortgages PLC
4.698% due 06/18/2039 •		12	12

GS Mortgage Securities Corp. Trust
5.566% due 07/15/2035 •		499	390

GSR Mortgage Loan Trust
6.922% due 01/25/2035 •		123	115

HomeBanc Mortgage Trust
4.935% due 03/25/2035 •		184	148

Impac CMB Trust
5.215% due 10/25/2034 •		322	322

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042		500	454
4.128% due 07/05/2031		500	465

JP Morgan Mortgage Trust
3.500% due 09/25/2052 •		736	651
5.990% due 07/25/2064 •		438	442

Landmark Mortgage Securities PLC
4.964% due 04/17/2044 •	GBP	170	213

Ludgate Funding PLC
4.772% due 12/01/2060 •		1,207	1,535

Mansard Mortgages PLC
4.869% due 04/15/2047 •		371	469

MASTR Adjustable Rate Mortgages Trust
6.370% due 11/21/2034 •		$274	260

206	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors Trust
4.935% due 11/25/2035 •		$63	$60
5.542% due 01/25/2029 ~		26	26

Morgan Stanley Capital Trust
3.436% due 12/15/2049		749	739

New Residential Mortgage Loan Trust
6.864% due 10/25/2063 þ		360	364

New York Mortgage Trust
3.750% due 02/25/2068 ~		449	415

OBX Trust
3.665% due 04/25/2053 ~		414	410

ONE Park Mortgage Trust
5.133% due 03/15/2036 •		700	690

PRET LLC
3.900% due 10/25/2063 ~		858	821

PRPM LLC
3.750% due 03/25/2054 þ		509	496

PRPM Trust
6.265% due 12/25/2068 þ		415	419

Resloc U.K. PLC
2.661% due 12/15/2043 •	EUR	2,422	2,553

Structured Adjustable Rate Mortgage Loan Trust
5.275% due 09/25/2034 ~		$436	421

Towd Point Mortgage Funding
5.483% due 07/20/2053 •	GBP	412	534

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$986	941
4.509% due 02/25/2055 •		500	481

UWM Mortgage Trust
2.500% due 11/25/2051 •		953	781

Verus Securitization Trust
6.193% due 03/25/2068 þ		320	322

WaMu Mortgage Pass-Through Certificates Trust
4.975% due 07/25/2045 •		58	56
5.015% due 10/25/2045 •		1,108	1,102

Total Non-Agency Mortgage-Backed Securities (Cost $21,845)			21,305

ASSET-BACKED SECURITIES 2.4%

AUTOMOBILE SEQUENTIAL 0.5%

Carvana Auto Receivables Trust
6.360% due 04/12/2027		20	21

Citizens Auto Receivables Trust
5.840% due 01/18/2028		573	578

Ford Credit Auto Lease Trust
5.050% due 06/15/2027		500	503

Huntington Auto Trust
5.500% due 03/15/2027		207	208

Santander Drive Auto Receivables Trust
5.710% due 02/16/2027		50	50

SFS Auto Receivables Securitization Trust
5.350% due 06/21/2027		134	134
5.890% due 03/22/2027		36	36

			1,530

CMBS OTHER 0.1%

Ready Capital Mortgage Financing LLC
6.872% due 10/25/2039 •		406	409

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HOME EQUITY OTHER 0.6%

Countrywide Asset-Backed Certificates Trust
4.975% due 12/25/2034 ~		$1,302	1,268

Merrill Lynch Mortgage Investors Trust
5.230% due 09/25/2035 •		10	10

Wells Fargo Home Equity Asset-Backed Securities Trust
5.435% due 10/25/2034 •		548	558

			1,836

OTHER ABS 1.2%

GreenSky Home Improvement Trust
5.320% due 03/25/2060		600	603

Nelnet Student Loan Trust
6.544% due 02/20/2041 •		299	306

Pagaya AI Debt Selection Trust
6.258% due 10/15/2031		257	259

PEAC Solutions Receivables LLC
4.940% due 10/20/2028		500	502

SMB Private Education Loan Trust
5.799% due 03/15/2056 •		265	267

T-Mobile U.S. Trust
5.050% due 09/20/2029		500	504

Verizon Master Trust
5.000% due 12/20/2028		1,400	1,405

			3,846

Total Asset-Backed Securities (Cost $7,564)			7,621

SOVEREIGN ISSUES 4.2%

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	500	368

Japan Government International Bond
2.000% due 12/20/2044	JPY	140,000	905
2.200% due 03/20/2064		66,000	391
2.300% due 12/20/2054		110,000	706

Mexico Government International Bond
6.000% due 05/07/2036		$200	194
6.875% due 05/13/2037		600	615

Peru Government International Bond
5.375% due 02/08/2035		500	492
6.150% due 08/12/2032	PEN	3,200	875
6.950% due 08/12/2031		900	262
7.300% due 08/12/2033		3,000	862

Province of British Columbia
4.150% due 06/18/2034	CAD	200	145

Province of Ontario
3.650% due 06/02/2033		600	424

Province of Quebec
3.600% due 09/01/2033		1,100	773
4.450% due 09/01/2034		2,400	1,781
6.350% due 01/30/2026		$600	608

Romania Government International Bond
3.000% due 02/27/2027		900	866

Saudi Government International Bond
4.750% due 01/16/2030		500	500
5.125% due 01/13/2028		400	405

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

United Kingdom Gilt
3.750% due 10/22/2053	GBP	600	601
4.375% due 07/31/2054		1,314	1,469

Total Sovereign Issues (Cost $13,366)			13,242

		SHARES
COMMON STOCKS 0.3%

INDUSTRIALS 0.3%

Drillco Holding Lux SA «(e)		22,807	575

Foresea Holdings SA «		17,243	434

Total Common Stocks (Cost $801)			1,009

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.5%

COMMERCIAL PAPER 0.5%

Alimentation Couche-Tard, Inc.
4.550% due 04/14/2025		$100	100

Crown Castle, Inc.
4.910% due 04/29/2025		800	797

Global Payments, Inc.
5.000% due 04/21/2025		200	199
5.000% due 04/22/2025		600	598

			1,694

Total Short-Term Instruments (Cost $1,694)			1,694

Total Investments in Securities (Cost $419,661)			407,461

		SHARES
INVESTMENTS IN AFFILIATES 1.4%

SHORT-TERM INSTRUMENTS 1.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.4%

PIMCO Short-Term Floating NAV Portfolio III		457,597	4,454

Total Short-Term Instruments (Cost $4,454)			4,454

Total Investments in Affiliates (Cost $4,454)			4,454

Total Investments 129.5% (Cost $424,115)			$411,915

Financial Derivative Instruments (f)(h) (0.1)% (Cost or Premiums, net $(328))			(347)

Other Assets and Liabilities, net (29.4)%			(93,485)

Net Assets 100.0%			$318,083

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	207

Schedule of Investments	PIMCO Total Return Fund IV	(Cont.)

(a)	Principal only security.
(b)	When-issued security.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.

(e) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Drillco Holding Lux SA	06/08/2023	$457	$575	0.18%

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(1,948) at a weighted average interest rate of 5.317%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA	6.000%	05/01/2055	$800	$(810)	$(812)

Total Short Sales (0.3)%				$(810)	$(812)

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond June Futures	06/2025	25	$2,157	$33	$2	$0
Long Gilt June Futures	06/2025	7	829	(6)	9	0
U.S. Treasury 2-Year Note June Futures	06/2025	57	11,809	73	0	(1)
U.S. Treasury 5-Year Note June Futures	06/2025	141	15,250	222	0	(4)
U.S. Treasury 10-Year Note June Futures	06/2025	231	25,692	331	3	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	131	14,950	202	12	0

				$855	$26	$(5)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund June Futures	06/2025	55	$(7,662)	$158	$1	$(29)

Total Futures Contracts				$1,013	$27	$(34)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.514%	$	1,800	$(11)	$38	$27	$0	$(1)
Barclays Bank PLC	1.000	Quarterly	06/20/2025	0.323	EUR	400	1	0	1	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.393	$	600	2	2	4	0	0
Boeing Co.	1.000	Quarterly	12/20/2027	0.603		600	(4)	10	6	0	0
Boeing Co.	1.000	Quarterly	06/20/2029	0.767		300	(2)	5	3	0	0
Boeing Co.	1.000	Quarterly	06/20/2030	‘0.920		500	2	0	2	0	0
Elis SA	5.000	Quarterly	12/20/2029	0.956	EUR	600	121	(3)	118	0	(1)
Ford Motor Co.	5.000	Quarterly	12/20/2028	1.547	$	600	66	6	72	0	(1)
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.287		400	69	(11)	58	0	0

							$244	$47	$291	$0	$(3)

208	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$10,500	$227	$(25)	$202	$0	$0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	6,100	113	(1)	112	1	0

					$340	$(26)	$314	$1	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	1,040	$(28)	$(3)	$(31)	$5	$0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	JPY	10,000	3	(5)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		$2,400	2	15	17	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		9,300	(595)	(21)	(616)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		600	(5)	8	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		5,200	(97)	84	(13)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030		2,500	0	21	21	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.585	Annual	10/31/2030		4,600	0	36	36	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		6,800	0	14	14	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		300	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		500	0	0	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		300	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		500	0	0	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2031		2,025	0	10	10	0	(3)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031		4,440	(83)	(29)	(112)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	08/15/2033		5,100	0	49	49	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.709	Annual	08/15/2033		1,800	0	14	14	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033		760	0	5	5	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.718	Annual	08/15/2033		3,200	0	23	23	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.763	Annual	08/15/2033		3,000	0	11	11	0	(8)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.883	Annual	11/15/2034		800	0	(9)	(9)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		7,800	237	268	505	0	(58)
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		400	0	3	3	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		1,000	19	37	56	0	(8)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.807	Annual	02/15/2055		200	0	0	0	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		300	29	(1)	28	0	0
Pay	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035	AUD	1,000	(1)	(14)	(15)	5	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		1,000	(17)	30	13	4	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		800	(23)	33	10	4	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		3,200	(13)	50	37	16	0
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029	EUR	200	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		400	0	3	3	0	(1)
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		600	0	5	5	0	(1)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		13,910	(592)	35	(557)	59	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		3,340	276	(4)	272	0	(26)
Pay	28-Day MXN-TIIE	9.430	Lunar	12/19/2025	MXN	4,700	0	1	1	0	0
Pay(5)	28-Day MXN-TIIE	9.430	Lunar	04/06/2029		4,700	0	8	8	0	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	2,600	(26)	(89)	(115)	0	(5)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		600	0	(7)	(7)	0	(1)
Receive	CAONREPO	2.900	Semi-Annual	06/01/2033		800	0	(12)	(12)	0	(2)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		300	1	(7)	(6)	0	(1)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		700	(2)	(41)	(43)	0	(2)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034		200	0	(1)	(1)	0	0
Receive	CAONREPO	2.900	Semi-Annual	06/01/2034		600	0	(8)	(8)	0	(1)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		2,300	2	(45)	(43)	0	(5)

							$(913)	$471	$(442)	$93	$(192)

Total Swap Agreements							$(329)	$492	$163	$94	$(195)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	209

Schedule of Investments	PIMCO Total Return Fund IV	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$27	$94	$121	$0	$(34)	$(195)	$(229)

(g)

Securities with an aggregate market value of $1,768 and cash of $5,196 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	1,057		$7	$0	$0
	04/2025		$74	JPY	11,236	0	0
	04/2025		837	SGD	1,119	0	(4)
	05/2025	JPY	11,198		$74	0	0
	05/2025	SGD	1,117		837	4	0
	06/2025	CNH	23		3	0	0

BOA	05/2025		12		2	0	0
	05/2025		$16	INR	1,406	0	0
	06/2025	CNH	5,811		$806	2	0

BPS	04/2025	EUR	7,240		7,592	0	(237)
	04/2025	JPY	10,397		70	0	0
	04/2025	TWD	7,079		216	3	0
	04/2025		$1,426	AUD	2,253	0	(18)
	04/2025		45	INR	3,858	0	0
	04/2025		27	JPY	4,010	0	0
	04/2025		535	SGD	717	0	(1)
	04/2025		369	TWD	12,107	0	(5)
	05/2025	CNH	35		$5	0	0
	05/2025	JPY	3,997		27	0	0
	05/2025	SGD	716		535	2	0
	05/2025		$147	INR	12,633	0	0
	06/2025		127	PLN	492	0	0
	07/2025	TWD	5,187		$159	2	0
	08/2025		6,843		210	2	0

BRC	04/2025		$170	EUR	156	0	(1)
	04/2025		118	IDR	1,933,716	0	(2)
	06/2025	CNH	69		$9	0	0
	06/2025		$16	PLN	60	0	0

BSH	04/2025	AUD	2,445		$1,549	21	0
	04/2025	PEN	1,198		319	0	(7)
	04/2025		$714	JPY	107,154	1	0
	04/2025		208	PEN	757	0	(2)
	05/2025	JPY	106,794		$713	0	(1)
	06/2025		$81	PLN	311	0	(1)

210	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2025	PEN	1,252		$339	$0	$(1)
	09/2025		1,961		534	2	0

CBK	04/2025	ILS	291		80	2	0
	04/2025	PEN	756		205	0	(1)
	04/2025	TWD	38,678		1,183	18	0
	04/2025		$6,022	CAD	8,579	0	(61)
	04/2025		159	EUR	147	0	0
	04/2025		1,703	GBP	1,347	38	0
	04/2025		188	IDR	3,077,549	0	(4)
	04/2025		1,159	INR	101,157	23	0
	04/2025		558	TWD	18,322	0	(6)
	05/2025	CAD	8,566		$6,022	61	0
	07/2025	TWD	6,660		205	3	0
	08/2025		12,494		383	3	0

DUB	04/2025	ILS	294		81	2	0
	04/2025	SGD	203		152	1	0
	04/2025		$121	AUD	192	0	(1)
	04/2025		16	INR	1,403	0	0
	04/2025		390	PEN	1,430	0	(1)
	04/2025		428	SGD	573	0	(1)
	05/2025	AUD	192		$121	1	0
	05/2025	SGD	572		428	1	0
	06/2025	KRW	572,583		399	9	0
	09/2025	PEN	1,435		390	1	0

FAR	04/2025	CHF	536		602	0	(5)
	04/2025	ILS	264		73	2	0
	04/2025	JPY	8,065		54	0	0
	04/2025		$509	JPY	76,663	2	0
	05/2025	JPY	76,404		$509	0	(2)
	06/2025		$148	PLN	571	0	(1)

GLM	04/2025	CAD	130		$91	0	0
	04/2025	PEN	854		226	0	(7)
	04/2025		$98	IDR	1,604,699	0	(2)
	05/2025	CNH	12		$2	0	0
	06/2025		$137	PLN	529	0	(1)

JPM	04/2025	ILS	230		$63	1	0
	04/2025	JPY	8,655		58	0	0
	04/2025	SGD	169		126	1	0
	04/2025	TWD	1,437		44	1	0
	04/2025		$7,641	EUR	7,084	19	0
	04/2025		42	IDR	687,362	0	(1)
	04/2025		1,130	INR	98,604	21	0
	04/2025		157	JPY	23,623	1	0
	04/2025		307	TWD	10,088	0	(3)
	05/2025	EUR	7,084		$7,653	0	(19)
	05/2025	JPY	23,544		157	0	(1)
	06/2025		$1,094	MXN	22,489	0	(7)
	06/2025		121	PLN	470	0	0
	07/2025	TWD	5,237		$161	2	0
	08/2025		5,408		165	1	0

MBC	04/2025	JPY	194,100		1,309	15	0
	04/2025	SGD	1,435		1,074	6	0
	04/2025	TWD	2,239		69	2	0
	04/2025		$607	CHF	536	0	(1)
	04/2025		16	INR	1,398	0	0
	04/2025		238	TWD	7,812	0	(2)
	05/2025	CHF	534		$607	1	0
	05/2025	CNH	12		2	0	0
	05/2025	JPY	57,300		382	0	(2)
	07/2025	TWD	3,972		122	2	0
	08/2025		3,793		116	1	0

MYI	04/2025	CAD	8,451		5,937	64	0
	04/2025	EUR	147		159	0	0
	04/2025	GBP	6,680		8,464	0	(165)
	04/2025	SGD	602		449	2	0
	05/2025		$159	EUR	147	0	0

RYL	06/2025	CNH	63		$9	0	0

SCX	04/2025	PEN	1,429		378	0	(10)
	04/2025	TWD	1,186		36	1	0
	04/2025		$147	IDR	2,409,286	0	(3)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	211

Schedule of Investments	PIMCO Total Return Fund IV	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$41	JPY	6,190	$0	$0
	04/2025		70	TWD	2,288	0	(1)
	05/2025	JPY	6,169		$41	0	0
	08/2025	TWD	2,269		69	1	0

SSB	04/2025		$6,897	GBP	5,333	0	(8)
	05/2025	GBP	5,333		$6,896	8	0
UAG	04/2025	JPY	7,930		53	0	0

Total Forward Foreign Currency Contracts						$356	$(596)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
MYC	Saudi Arabia Government International Bond	1.000%	Quarterly	06/20/2025	0.253%	$600	$1	$0	$1	$0

Total Swap Agreements							$1	$0	$1	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$4	$0	$0	$4	$(4)	$0	$0	$(4)	$0	$0	$0
BOA	2	0	0	2	0	0	0	0	2	0	2
BPS	9	0	0	9	(261)	0	0	(261)	(252)	305	53
BRC	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
BSH	24	0	0	24	(12)	0	0	(12)	12	0	12
CBK	148	0	0	148	(72)	0	0	(72)	76	0	76
DUB	15	0	0	15	(3)	0	0	(3)	12	0	12
FAR	4	0	0	4	(8)	0	0	(8)	(4)	0	(4)
GLM	0	0	0	0	(10)	0	0	(10)	(10)	0	(10)
JPM	47	0	0	47	(31)	0	0	(31)	16	0	16
MBC	27	0	0	27	(5)	0	0	(5)	22	0	22
MYC	0	0	1	1	0	0	0	0	1	0	1
MYI	66	0	0	66	(165)	0	0	(165)	(99)	0	(99)
SCX	2	0	0	2	(14)	0	0	(14)	(12)	0	(12)
SSB	8	0	0	8	(8)	0	0	(8)	0	0	0

Total Over the Counter	$356	$0	$1	$357	$(596)	$0	$0	$(596)

(i)

Securities with an aggregate market value of $305 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

212	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$27	$27
Swap Agreements	0	1	0	0	93	94

	$0	$1	$0	$0	$120	$121

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$356	$0	$356
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$356	$0	$357

	$0	$2	$0	$356	$120	$478

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$34	$34
Swap Agreements	0	3	0	0	192	195

	$0	$3	$0	$0	$226	$229

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$596	$0	$596

	$0	$3	$0	$596	$226	$825

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(695)	$(695)
Swap Agreements	0	410	0	0	1,118	1,528

	$0	$410	$0	$0	$423	$833

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$713	$0	$713
Swap Agreements	0	140	0	0	0	140

	$0	$140	$0	$713	$0	$853

	$0	$550	$0	$713	$423	$1,686

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$955	$955
Swap Agreements	0	(226)	0	0	(525)	(751)

	$0	$(226)	$0	$0	$430	$204

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(366)	$0	$(366)
Swap Agreements	0	(135)	0	0	0	(135)

	$0	$(135)	$0	$(366)	$0	$(501)

	$0	$(361)	$0	$(366)	$430	$(297)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	213

Schedule of Investments	PIMCO Total Return Fund IV	(Cont.)	March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$80,704	$0	$80,704
Industrials	0	49,469	0	49,469
Utilities	0	25,244	0	25,244
Municipal Bonds & Notes
Arizona	0	361	0	361
Louisiana	0	784	0	784
Texas	0	405	0	405
West Virginia	0	887	0	887
U.S. Government Agencies	0	159,138	0	159,138
U.S. Treasury Obligations	0	45,598	0	45,598
Non-Agency Mortgage-Backed Securities	0	21,305	0	21,305
Asset-Backed Securities
Automobile Sequential	0	1,530	0	1,530
CMBS Other	0	409	0	409
Home Equity Other	0	1,836	0	1,836
Other ABS	0	3,846	0	3,846
Sovereign Issues	0	13,242	0	13,242
Common Stocks
Industrials	0	0	1,009	1,009
Short-Term Instruments
Commercial Paper	0	1,694	0	1,694

	$0	$406,452	$1,009	$407,461

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,454	$0	$0	$4,454

Total Investments	$4,454	$406,452	$1,009	$411,915

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(812)	$0	$(812)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	12	109	0	121
Over the counter	0	357	0	357

	$12	$466	$0	$478

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(29)	(200)	0	(229)
Over the counter	0	(596)	0	(596)

	$(29)	$(796)	$0	$(825)

Total Financial Derivative Instruments	$(17)	$(330)	$0	$(347)

Totals	$4,437	$405,310	$1,009	$410,756

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

214	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Total Return Fund V	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 115.7%

CORPORATE BONDS & NOTES 27.1%

BANKING & FINANCE 15.2%

ABN AMRO Bank NV
2.470% due 12/13/2029 •		$800	$738

Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032		15	12

Ally Financial, Inc.
7.100% due 11/15/2027		300	316

American Express Co.
5.085% due 01/30/2031 ~		500	506

Athene Global Funding
5.388% due 08/27/2026 ~		500	502

Banco Santander SA
6.527% due 11/07/2027 •		400	412

Bank of America Corp.
5.202% due 04/25/2029 •		1,800	1,829
6.204% due 11/10/2028 •		780	811

Barclays PLC
6.490% due 09/13/2029 •		1,400	1,472

BNP Paribas SA
1.675% due 06/30/2027 •		1,000	965

BPCE SA
2.045% due 10/19/2027 •		300	288
7.003% due 10/19/2034 •		400	436

Brandywine Operating Partnership LP
3.950% due 11/15/2027		100	95
8.300% due 03/15/2028		100	104

Brookfield Finance U.K. PLC
2.340% due 01/30/2032		1,400	1,180

Brookfield Finance, Inc.
2.724% due 04/15/2031		15	13

Citibank NA
4.876% due 11/19/2027 •		800	804

Citigroup, Inc.
4.075% due 04/23/2029 •		600	590
4.658% due 05/24/2028 •		1,100	1,102

Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		800	786
1.106% due 02/24/2027 •		1,200	1,163

Digital Dutch Finco BV
1.500% due 03/15/2030	EUR	600	590

Equitable Financial Life Global Funding
1.300% due 07/12/2026		$15	14

European Investment Bank
3.750% due 02/14/2033		15	15

European Union
1.250% due 02/04/2043	EUR	100	74
2.875% due 10/05/2029		900	985

Ford Motor Credit Co. LLC
4.125% due 08/17/2027		$1,300	1,256

Goldman Sachs Group, Inc.
5.727% due 04/25/2030 •		800	826
6.484% due 10/24/2029 •		200	211

Golub Capital BDC, Inc.
7.050% due 12/05/2028		300	314

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		615	599

Hana Bank
5.375% due 04/23/2027		300	306

Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		200	198

HAT Holdings LLC
8.000% due 06/15/2027		900	933

Host Hotels & Resorts LP
2.900% due 12/15/2031		58	50
3.375% due 12/15/2029		750	697
3.500% due 09/15/2030		1,300	1,192

HSBC Holdings PLC
5.887% due 08/14/2027 •		1,900	1,930

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ING Groep NV
6.083% due 09/11/2027 •		$1,500	$1,531

Jones Lang LaSalle, Inc.
6.875% due 12/01/2028		200	212

JPMorgan Chase & Co.
3.509% due 01/23/2029 •		1,100	1,069
5.278% due 04/22/2028 •		300	302
5.299% due 07/24/2029 •		1,300	1,327
5.571% due 04/22/2028 •		200	204
5.581% due 04/22/2030 •		200	206

Kilroy Realty LP
2.500% due 11/15/2032		900	714
2.650% due 11/15/2033		400	311
4.750% due 12/15/2028		100	99

KODIT Global Co. Ltd.
5.357% due 05/29/2027		300	305

Manulife Financial Corp.
3.703% due 03/16/2032		15	14

Mizuho Financial Group, Inc.
5.382% due 07/10/2030 •		400	408
5.778% due 07/06/2029 •		200	207

Morgan Stanley
5.230% due 01/15/2031 ~		400	407
5.376% due 04/13/2028 •		500	504
5.652% due 04/13/2028 •		200	204
5.656% due 04/18/2030 •		200	206
6.407% due 11/01/2029 •		300	317

Morgan Stanley Bank NA
5.040% due 10/15/2027 ~		400	401
5.504% due 05/26/2028 •		250	255

Mutual of Omaha Cos. Global Funding
4.750% due 10/15/2029		400	399

Nationwide Building Society
6.557% due 10/18/2027 •		300	308

Norinchukin Bank
5.094% due 10/16/2029		400	404

Prologis LP
4.200% due 02/15/2033	CAD	700	489

RGA Global Funding
6.000% due 11/21/2028		$300	314

Santander Holdings USA, Inc.
5.741% due 03/20/2031 ~		500	504

Santander U.K. Group Holdings PLC
6.534% due 01/10/2029 •		500	520

Standard Chartered PLC
5.005% due 10/15/2030 •		400	399

Sumitomo Mitsui Financial Group, Inc.
2.472% due 01/14/2029		430	399

Sun Communities Operating LP
5.500% due 01/15/2029		300	307

Toronto-Dominion Bank
5.264% due 12/11/2026		300	304

UBS Group AG
6.246% due 09/22/2029 •		1,000	1,046

			38,910

INDUSTRIALS 3.0%

Abu Dhabi National Energy Co. PJSC
4.750% due 03/09/2037		400	385

AP Moller - Maersk AS
5.875% due 09/14/2033		500	517

BMW U.S. Capital LLC
5.050% due 03/21/2030		500	503

Coty, Inc.
4.500% due 05/15/2027	EUR	300	330

Denso Corp.
4.420% due 09/11/2029		$700	696

Hanwha Q Cells Americas Holdings Corp.
5.000% due 07/27/2028		300	304

Hyundai Capital America
5.800% due 06/26/2025		100	100

JDE Peet’s NV
0.500% due 01/16/2029	EUR	200	196

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.125% due 06/16/2033	EUR	200	$176
2.250% due 09/24/2031		$500	419

Mercedes-Benz Finance North America LLC
4.900% due 11/15/2027		500	503

Mondelez International, Inc.
4.625% due 07/03/2031	CAD	500	363

NXP BV
2.500% due 05/11/2031		$600	520
3.400% due 05/01/2030		15	14

Oracle Corp.
4.200% due 09/27/2029		400	392

Smurfit Kappa Treasury ULC
5.200% due 01/15/2030		300	305

Smurfit Westrock Financing DAC
5.418% due 01/15/2035		500	502

VF Corp.
2.950% due 04/23/2030		500	430

Weir Group PLC
2.200% due 05/13/2026		1,200	1,165

			7,820

UTILITIES 8.9%

AES Corp.
2.450% due 01/15/2031		1,400	1,197
5.450% due 06/01/2028		700	712

Ameren Missouri Securitization Funding LLC
4.850% due 10/01/2041		600	598

Avangrid, Inc.
3.200% due 04/15/2025		15	15
3.800% due 06/01/2029		400	385

Duke Energy Carolinas LLC
3.950% due 11/15/2028		500	493

Duke Energy Florida LLC
2.500% due 12/01/2029		625	572

Edison International
6.250% due 03/15/2030		200	203

EDP Finance BV
1.710% due 01/24/2028		2,200	2,032

Enel Finance International NV
2.500% due 07/12/2031		1,250	1,074

Georgia Power Co.
3.250% due 04/01/2026		775	767

MidAmerican Energy Co.
3.150% due 04/15/2050		700	470
3.650% due 04/15/2029		450	436

National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/2031		400	329

New York State Electric & Gas Corp.
5.300% due 08/15/2034		600	599
5.650% due 08/15/2028		500	516

NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		1,850	1,707

Niagara Mohawk Power Corp.
1.960% due 06/27/2030		800	692

NSTAR Electric Co.
3.950% due 04/01/2030		870	846

OnCor Electric Delivery Co. LLC
3.500% due 05/15/2031	EUR	300	326

Pacific Gas & Electric Co.
6.700% due 04/01/2053		$1,265	1,318

Public Service Co. of Oklahoma
2.200% due 08/15/2031		875	743

Public Service Enterprise Group, Inc.
5.875% due 10/15/2028		1,500	1,561

ReNew Wind Energy AP2
4.500% due 07/14/2028		600	558

San Diego Gas & Electric Co.
4.950% due 08/15/2028		1,400	1,420

Solar Star Funding LLC
5.375% due 06/30/2035		279	283

Southern California Edison Co.
2.500% due 06/01/2031		1,275	1,100

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	215

Schedule of Investments	PIMCO Total Return Fund V	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% due 02/01/2032	$300	$256
3.450% due 02/01/2052	200	132
5.250% due 03/15/2030	300	302

Southwestern Public Service Co.
3.750% due 06/15/2049	200	147

Wisconsin Electric Power Co.
4.750% due 09/30/2032	300	299

Wisconsin Power & Light Co.
4.950% due 04/01/2033	300	298
5.375% due 03/30/2034	300	304

		22,690

Total Corporate Bonds & Notes (Cost $68,301)		69,420

U.S. GOVERNMENT AGENCIES 51.7%

Ginnie Mae
4.943% due 09/20/2065 •	986	987

Ginnie Mae, TBA
4.000% due 05/01/2055	2,300	2,153
4.500% due 05/01/2055	2,300	2,206
5.000% due 05/01/2055	2,600	2,556
6.000% due 05/01/2055	100	101

Tennessee Valley Authority
1.500% due 09/15/2031	60	51

Uniform Mortgage-Backed Security
3.500% due 07/01/2053	161	146
4.000% due 09/01/2052 - 12/01/2052	14,979	13,991
4.500% due 07/01/2052 - 08/01/2053	15,115	14,486
5.000% due 05/01/2053 - 04/01/2054	25,815	25,366
5.500% due 10/01/2053 - 12/01/2054	32,375	32,353

Uniform Mortgage-Backed Security, TBA
4.000% due 05/01/2055	7,200	6,699
4.500% due 04/01/2055 - 06/01/2055	12,000	11,477
5.000% due 04/01/2055	5,800	5,685
5.500% due 05/01/2055	14,196	14,166

Total U.S. Government Agencies (Cost $131,723)		132,423

U.S. TREASURY OBLIGATIONS 17.6%

U.S. Treasury Bonds
2.250% due 08/15/2049	1,900	1,226
2.375% due 11/15/2049	500	331
2.875% due 05/15/2049	200	147
3.000% due 02/15/2048	300	229
3.000% due 08/15/2048	200	152
3.000% due 02/15/2049	1,500	1,135
3.125% due 05/15/2048	600	467
3.375% due 11/15/2048	900	731
3.625% due 05/15/2053	2,500	2,107
3.875% due 05/15/2043	2,500	2,283
4.250% due 08/15/2054	600	566
4.375% due 08/15/2043	2,200	2,145
4.500% due 11/15/2054	1,300	1,281
4.625% due 05/15/2044	300	301
4.625% due 02/15/2055	100	101

U.S. Treasury Inflation Protected Securities (a)
0.125% due 10/15/2025	367	368
0.125% due 01/15/2030	5,432	5,112
0.125% due 02/15/2051	3,660	2,107
0.125% due 02/15/2052	1,027	582
0.250% due 02/15/2050	124	75
0.375% due 07/15/2025	5,625	5,635
0.750% due 02/15/2045	405	307
0.875% due 02/15/2047	132	100
1.000% due 02/15/2048	180	139
1.250% due 04/15/2028	212	212
1.500% due 02/15/2053	502	418
2.125% due 02/15/2054	550	528

U.S. Treasury Notes
4.250% due 11/15/2034	16,100	16,150

Total U.S. Treasury Obligations (Cost $45,487)		44,935

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%

Extended Stay America Trust
5.513% due 07/15/2038 ~		$502	$503

VASA Trust
5.334% due 07/15/2039 ~		500	486

Total Non-Agency Mortgage-Backed Securities (Cost $953)			989

ASSET-BACKED SECURITIES 5.3%

AUTOMOBILE SEQUENTIAL 1.1%

BMW Vehicle Lease Trust
4.980% due 03/25/2027		500	503
5.100% due 07/27/2026		197	197

Enterprise Fleet Financing LLC
4.650% due 10/20/2027		1,200	1,203

FIRST HELP FINANCIAL LLC
5.690% due 02/15/2030		374	378
5.890% due 06/15/2030		255	259
6.790% due 10/15/2029		270	275

Tesla Auto Lease Trust
5.370% due 06/22/2026		111	111

			2,926

CMBS OTHER 0.5%

MF1 LLC
5.632% due 02/18/2040 •		1,200	1,197

OTHER ABS 3.7%

37 Capital CLO Ltd.
5.386% due 04/15/2035 •		700	697
5.592% due 07/15/2034 ~		500	500

Ares European CLO DAC
3.774% due 10/21/2034 •	EUR	456	494

Avoca Static CLO DAC
3.811% due 01/15/2035 •		500	541

GoodLeap Sustainable Home Solutions Trust
6.500% due 07/20/2055		$428	420

GreatAmerica Leasing Receivables Funding LLC
4.520% due 10/15/2027		1,200	1,200

GreenSky Home Improvement Trust
5.320% due 03/25/2060		1,400	1,407

Jamestown CLO Ltd.
5.420% due 07/25/2034 •		700	698

Loanpal Solar Loan Ltd.
2.470% due 12/20/2047		28	23

Mosaic Solar Loan Trust
5.910% due 11/20/2053		107	107

PEAC Solutions Receivables LLC
4.940% due 10/20/2028		1,200	1,204

Post Road Equipment Finance LLC
4.900% due 05/15/2031		1,200	1,204

Sunnova Hestia I Issuer LLC
5.750% due 12/20/2050		361	365

Tesla Sustainable Energy Trust
5.080% due 06/21/2050		500	502

			9,362

Total Asset-Backed Securities (Cost $13,451)			13,485

SOVEREIGN ISSUES 3.1%

BNG Bank NV
4.750% due 02/01/2030		600	616

Chile Government International Bond
4.850% due 01/22/2029		500	504

Colombia Government International Bond
8.000% due 11/14/2035		300	302

Development Bank of Japan, Inc.
5.125% due 09/01/2026		500	506

European Union
2.500% due 12/04/2031	EUR	100	106

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Korea Electric Power Corp.
5.375% due 07/31/2026		$300	$304

Mexico Government International Bond
4.490% due 05/25/2032	EUR	300	320

Nederlandse Waterschapsbank NV
4.000% due 06/01/2028		$200	200

Peru Government International Bond
6.150% due 08/12/2032	PEN	3,700	1,012
6.950% due 08/12/2031		1,000	291

Province of British Columbia
4.150% due 06/18/2034	CAD	200	145

Province of Ontario
3.650% due 06/02/2033		500	353

Province of Quebec
3.600% due 09/01/2033		900	632
4.450% due 09/01/2034		1,800	1,336

Romania Government International Bond
5.625% due 02/22/2036	EUR	400	401

United Kingdom Gilt
4.375% due 07/31/2054	GBP	848	948

Total Sovereign Issues (Cost $8,019)			7,976

SHORT-TERM INSTRUMENTS 10.5%

COMMERCIAL PAPER 1.5%

Conagra Brands, Inc.
4.900% due 04/15/2025		$500	499

Crown Castle, Inc.
4.910% due 04/29/2025		600	598

Global Payments, Inc.
5.000% due 04/07/2025		600	599
5.000% due 04/21/2025		600	598
5.000% due 04/24/2025		500	498

Mondelez International, Inc.
4.620% due 04/07/2025		500	500
4.620% due 04/15/2025		500	499

			3,791

REPURCHASE AGREEMENTS (b) 9.0%
			23,100

Total Short-Term Instruments (Cost $26,892)			26,891

Total Investments in Securities (Cost $294,826)			296,119

Total Investments 115.7% (Cost $294,826)			$296,119

Financial Derivative Instruments (c)(d) 1.1% (Cost or Premiums, net $3,311)			2,806

Other Assets and Liabilities, net (16.8)%			(42,944)

Net Assets 100.0%			$255,981

216	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	4.450%	03/31/2025	04/01/2025	$23,100	Ginnie Mae 3.500% due 06/20/2049	$(24,089)	$23,100	$23,103

Total Repurchase Agreements						$(24,089)	$23,100	$23,103

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.9)%
Uniform Mortgage-Backed Security, TBA	5.000%	05/01/2055	$2,300	$(2,244)	$(2,252)

Total Short Sales (0.9)%				$(2,244)	$(2,252)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$23,103	$0	$0	$23,103	$(24,089)	$(986)

Total Borrowings and Other Financing Transactions	$23,103	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(3) at a weighted average interest rate of 4.330%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(c) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond June Futures	06/2025	14	$1,208	$18	$1	$0
Euro-Bund June Futures	06/2025	1	139	(1)	1	0
Long Gilt June Futures	06/2025	17	2,013	(21)	22	0
U.S. Treasury 2-Year Note June Futures	06/2025	70	14,502	90	0	(1)
U.S. Treasury 5-Year Note June Futures	06/2025	116	12,546	183	0	(3)
U.S. Treasury 10-Year Note June Futures	06/2025	199	22,133	247	3	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	121	13,809	260	11	0

Total Futures Contracts				$776	$38	$(4)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	217

Schedule of Investments	PIMCO Total Return Fund V	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Verizon Communications, Inc.	1.000%	Quarterly	12/20/2029	0.644%	$200	$4	$(1)	$3	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$	3,700	$270	$(65)	$205	$1	$0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030		1,000	52	1	53	1	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		1,000	19	(1)	18	(1)	0
CDX.iTraxx Main 43 05-Year Index	1.000	Quarterly	06/20/2030	EUR	1,400	31	(4)	27	0	(2)

						$372	$(69)	$303	$1	$(2)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	660	$(18)	$(2)	$(20)	$3	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		100	0	4	4	0	(1)
Pay(5)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2045	JPY	30,000	5	2	7	2	0
Pay(5)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		20,000	(1)	2	1	2	0
Receive	1-Day USD-SOFR Compounded-OIS	5.160	Annual	05/31/2025	$	2,400	0	(8)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		1,300	1	8	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		900	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		300	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		4,900	0	10	10	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		200	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		200	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		300	0	0	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2031		1,350	0	6	6	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031		3,230	(60)	(21)	(81)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033		800	0	6	6	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.718	Annual	08/15/2033		1,980	0	14	14	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.753	Annual	08/15/2033		500	0	2	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.754	Annual	08/15/2033		300	0	1	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.763	Annual	08/15/2033		1,400	0	5	5	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		200	(1)	1	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		200	(1)	2	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		200	(1)	3	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		200	(1)	3	2	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.751	Annual	11/15/2034		400	0	0	0	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.883	Annual	11/15/2034		700	0	(8)	(8)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		200	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		400	(1)	(5)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,200	13	65	78	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.896	Annual	11/15/2054		1,070	0	(16)	(16)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		300	0	2	2	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		700	14	25	39	0	(5)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.807	Annual	02/15/2055		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.407	Maturity	01/04/2027	BRL	11,500	(11)	(79)	(90)	4	0
Pay	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035	AUD	700	(1)	(10)	(11)	4	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		700	(10)	19	9	3	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		500	(14)	20	6	2	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		900	4	6	10	5	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		2,300	19	6	25	12	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028	EUR	100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029		200	0	2	2	0	0

218	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month EUR-EURIBOR	2.056%	Annual	10/05/2029	EUR	300	$0	$2	$2	$0	$(1)
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		400	0	3	3	0	(1)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		100	0	(1)	(1)	0	0
Pay(5)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		100	0	(2)	(2)	0	(2)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		3,000	(128)	8	(120)	13	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		1,730	143	(2)	141	0	(14)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	1,400	(12)	(50)	(62)	0	(3)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		500	0	(6)	(6)	0	(1)
Receive	CAONREPO	2.900	Semi-Annual	06/01/2033		600	0	(9)	(9)	0	(1)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		300	1	(7)	(6)	0	(1)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		400	(2)	(22)	(24)	0	(1)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034		200	0	(1)	(1)	0	0
Receive	CAONREPO	2.900	Semi-Annual	06/01/2034		1,400	0	(18)	(18)	0	(3)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		400	0	(7)	(7)	0	(1)

							$(68)	$(63)	$(131)	$50	$(96)

Total Swap Agreements							$308	$(133)	$175	$51	$(98)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$38	$51	$89	$0	$(4)	$(98)	$(102)

Cash of $3,112 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2025	SGD	288		$214	$0	$0
	05/2025		$218	INR	18,673	0	0
	06/2025	KRW	3,061,516		$2,138	54	0

BPS	04/2025	EUR	8,100		8,493	0	(265)
	04/2025	GBP	390		493	0	(11)
	04/2025	IDR	322,097		19	0	0
	04/2025	JPY	6,235		41	0	0
	04/2025	TWD	4,352		133	2	0
	04/2025		$80	INR	6,873	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	219

Schedule of Investments	PIMCO Total Return Fund V	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received			Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	04/2025		$193		JPY	28,734	$0	$(1)
	04/2025		1,415		SGD	1,896	0	(4)
	04/2025		605		TWD	19,849	0	(8)
	04/2025	ZAR	3,614	$		198	1	0
	05/2025	IDR	3,332,148			200	0	0
	05/2025	SGD	1,893			1,415	4	0
	05/2025		$182		INR	15,653	0	0
	05/2025		41		JPY	6,214	0	0
	06/2025		351		PLN	1,357	0	(1)
	07/2025	TWD	7,584	$		233	3	0
	08/2025		12,137			372	4	0

BRC	04/2025	INR	869			10	0	0
	04/2025		$129		EUR	119	0	(1)
	04/2025		285		IDR	4,661,925	0	(5)
	04/2025		10		INR	868	0	0
	05/2025	INR	870	$		10	0	0
	06/2025		$43		PLN	166	0	0

CBK	04/2025	CHF	176	$		201	2	0
	04/2025	TWD	77,247			2,363	37	0
	04/2025		$5,165		CAD	7,357	0	(52)
	04/2025		199		CHF	176	0	0
	04/2025		258		EUR	237	0	(1)
	04/2025		454		IDR	7,419,533	0	(9)
	04/2025		503		INR	43,899	10	0
	04/2025		888		TWD	29,176	0	(10)
	05/2025	CAD	7,346	$		5,165	52	0
	07/2025	TWD	8,509			262	4	0
	08/2025	PEN	930			250	0	(3)
	08/2025	TWD	20,466			627	5	0

DUB	04/2025		$1,476		AUD	2,341	0	(13)
	04/2025		1,132		SGD	1,515	0	(4)
	05/2025	AUD	2,341	$		1,476	13	0
	05/2025	SGD	1,513			1,132	4	0

FAR	04/2025	AUD	2,341			1,475	12	0
	04/2025	CHF	1,119			1,255	0	(9)
	04/2025	JPY	60,335			401	0	(2)
	04/2025		$149		JPY	22,289	0	(1)
	05/2025		401			60,131	2	0
	06/2025		407		PLN	1,575	0	(2)

GLM	04/2025	BRL	15,392	$		2,680	0	(17)
	04/2025	CAD	120			84	0	0
	04/2025	IDR	342,634			21	0	0
	04/2025	PEN	2,680			719	0	(10)
	04/2025		$2,686		BRL	15,392	11	0
	04/2025		236		IDR	3,868,701	0	(4)
	06/2025		377		PLN	1,457	0	(2)

JPM	04/2025	JPY	18,600	$		123	0	(1)
	04/2025	SGD	239			179	1	0
	04/2025	TWD	897			27	0	0
	04/2025		$7,830		EUR	7,259	20	0
	04/2025		101		IDR	1,657,145	0	(1)
	04/2025		486		INR	42,409	9	0
	04/2025		160		JPY	23,920	0	(1)
	04/2025		494		TWD	16,240	0	(5)
	05/2025	EUR	7,259	$		7,842	0	(20)
	05/2025		$123		JPY	18,538	1	0
	06/2025		445		MXN	9,181	0	(1)
	06/2025		334		PLN	1,295	0	(1)
	07/2025	TWD	7,645	$		235	3	0
	08/2025		8,493			259	2	0

MBC	04/2025	GBP	104			135	0	0
	04/2025	SGD	2,032			1,521	9	0
	04/2025		$1,265		CHF	1,118	0	(2)
	04/2025		527		EUR	485	0	(2)
	04/2025		422		TWD	13,855	0	(5)
	05/2025	CHF	1,114	$		1,265	2	0
	07/2025	TWD	7,044			216	3	0
	08/2025		6,727			206	1	0

220	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

MYI	04/2025	CAD	7,240		$5,086	$55	$0
	04/2025	SGD	852		636	2	0
	04/2025		$1,031	ZAR	18,855	0	(4)

SCX	04/2025	BRL	15,460		$2,645	0	(64)
	04/2025	JPY	9,624		64	0	0
	04/2025	PEN	408		108	0	(3)
	04/2025	TWD	684		21	0	0
	04/2025		$2,692	BRL	15,460	17	0
	04/2025		355	IDR	5,808,436	0	(7)
	04/2025		123	TWD	4,057	0	(1)
	05/2025		78	JPY	11,656	0	0
	06/2025		2,645	BRL	15,656	64	0
	08/2025	TWD	4,024		$123	1	0

SSB	04/2025		$639	GBP	494	0	(1)
	05/2025	GBP	494		$639	1	0

UAG	04/2025		$147	JPY	21,915	0	(1)

Total Forward Foreign Currency Contracts						$411	$(555)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.360%	07/14/2025	16,500	$17	$14

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500	07/21/2025	14,200	12	18

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/30/2025	7,600	6	7
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	05/05/2025	7,600	6	8
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/18/2025	3,400	4	4
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.650	08/04/2025	10,900	14	22

JPM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.650	08/12/2025	7,800	7	17
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.700	08/13/2025	3,400	3	8

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.460	06/16/2025	3,400	4	2
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.570	06/20/2025	7,700	9	7
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/26/2025	8,500	9	10
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.450	07/17/2025	12,600	12	14
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.650	08/04/2025	6,600	8	13

Total Purchased Options							$111	$144

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700%	05/21/2025	400	$(1)	$0
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700	06/18/2025	400	(1)	(1)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.750	06/18/2025	900	(1)	(1)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	06/18/2025	800	(1)	(1)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	800	(1)	(1)

JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	400	0	0

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	400	0	0

						$ (5)	$ (4)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.519%	07/14/2025	2,000	$(17)	$(20)

BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400	04/07/2025	200	0	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	200	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	221

Schedule of Investments	PIMCO Total Return Fund V	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510%	04/07/2025	100	$0	$0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	100	0	(1)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	04/25/2025	200	0	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.650	04/25/2025	200	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.489	07/21/2025	1,700	(12)	(17)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	04/24/2025	200	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.836	04/30/2025	900	(7)	(12)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.778	05/05/2025	900	(7)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	06/18/2025	400	(4)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	08/04/2025	1,300	(14)	(23)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	200	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	200	(1)	0

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.739	08/12/2025	900	(7)	(18)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	08/13/2025	400	(4)	(8)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	06/16/2025	400	(4)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	06/20/2025	900	(9)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.670	06/26/2025	1,000	(9)	(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.515	07/17/2025	1,500	(12)	(15)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.708	08/04/2025	800	(8)	(14)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	100	0	0

							$(128)	$(176)

Total Written Options							$(133)	$(180)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	CDX.iTraxx Crossover 42 05-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR 1,378	$267	$6	$273	$0

BPS	CDX.iTraxx Crossover 42 05-Year 35-100% Index	5.000	Quarterly	12/20/2029	6,497	1,305	(20)	1,285	0

JPM	CDX.iTraxx Crossover 42 05-Year 35-100% Index	5.000	Quarterly	12/20/2029	7,285	1,453	(12)	1,441	0

Total Swap Agreements						$3,025	$(26)	$2,999	$0

222	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$54	$14	$273	$341	$0	$(20)	$0	$(20)	$321	$(270)	$51
BPS	14	0	1,285	1,299	(290)	(1)	0	(291)	1,008	(1,080)	(72)
BRC	0	0	0	0	(6)	(1)	0	(7)	(7)	0	(7)
CBK	110	18	0	128	(75)	(18)	0	(93)	35	0	35
DUB	17	0	0	17	(17)	0	0	(17)	0	0	0
FAR	14	41	0	55	(14)	(50)	0	(64)	(9)	0	(9)
GLM	11	0	0	11	(33)	(5)	0	(38)	(27)	0	(27)
GST	0	0	0	0	0	(4)	0	(4)	(4)	0	(4)
JPM	36	25	1,441	1,502	(30)	(26)	0	(56)	1,446	(1,520)	(74)
MBC	15	0	0	15	(9)	0	0	(9)	6	0	6
MYC	0	46	0	46	0	(55)	0	(55)	(9)	0	(9)
MYI	57	0	0	57	(4)	0	0	(4)	53	0	53
SCX	82	0	0	82	(75)	0	0	(75)	7	0	7
SSB	1	0	0	1	(1)	0	0	(1)	0	0	0
UAG	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)

Total Over the Counter	$411	$144	$2,999	$3,554	$(555)	$(180)	$0	$(735)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$38	$38
Swap Agreements	0	1	0	0	50	51

	$0	$1	$0	$0	$88	$89

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$411	$0	$411
Purchased Options	0	0	0	0	144	144
Swap Agreements	0	2,999	0	0	0	2,999

	$0	$2,999	$0	$411	$144	$3,554

	$0	$3,000	$0	$411	$232	$3,643

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	223

Schedule of Investments	PIMCO Total Return Fund V	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4	$4
Swap Agreements	0	2	0	0	96	98

	$0	$2	$0	$0	$100	$102

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$555	$0	$555
Written Options	0	4	0	0	176	180

	$0	$4	$0	$555	$176	$735

	$0	$6	$0	$555	$276	$837

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$19	$19
Futures	0	0	0	0	(877)	(877)
Swap Agreements	0	671	0	0	503	1,174

	$0	$671	$0	$0	$(355)	$316

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$202	$0	$202
Purchased Options	0	(10)	0	(10)	28	8
Written Options	0	10	0	6	219	235
Swap Agreements	0	109	0	0	0	109

	$0	$109	$0	$198	$247	$554

	$0	$780	$0	$198	$(108)	$870

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(3)	$(3)
Futures	0	0	0	0	591	591
Swap Agreements	0	(375)	0	0	(349)	(724)

	$0	$(375)	$0	$0	$239	$(136)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(199)	$0	$(199)
Purchased Options	0	0	0	8	47	55
Written Options	0	1	0	(6)	(64)	(69)
Swap Agreements	0	(27)	0	0	0	(27)

	$0	$(26)	$0	$(197)	$(17)	$(240)

	$0	$(401)	$0	$(197)	$222	$(376)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$38,910	$0	$38,910
Industrials	0	7,820	0	7,820
Utilities	0	22,690	0	22,690
U.S. Government Agencies	0	132,423	0	132,423
U.S. Treasury Obligations	0	44,935	0	44,935
Non-Agency Mortgage-Backed Securities	0	989	0	989
Asset-Backed Securities
Automobile Sequential	0	2,926	0	2,926
CMBS Other	0	1,197	0	1,197
Other ABS	0	9,362	0	9,362

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Sovereign Issues	$0	$7,976	$0	$7,976
Short-Term Instruments
Commercial Paper	0	3,791	0	3,791
Repurchase Agreements	0	23,100	0	23,100

Total Investments	$0	$296,119	$0	$296,119

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,252)	$0	$(2,252)

224	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$24	$65	$0	$89
Over the counter	0	3,554	0	3,554

	$24	$3,619	$0	$3,643

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(102)	$0	$(102)
Over the counter	0	(735)	0	(735)

	$0	$(837)	$0	$(837)

Total Financial Derivative Instruments	$24	$2,782	$0	$2,806

Totals	$24	$296,649	$0	$296,673

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	225

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

In this reporting period, each Fund adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

226	PIMCO BOND FUNDS

March 31, 2025

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Climate Bond Fund	Daily	Monthly

PIMCO Dynamic Bond Fund	Daily	Monthly

PIMCO Extended Duration Fund	Daily	Monthly

PIMCO GNMA and Government Securities Fund	Daily	Monthly

PIMCO Investment Grade Credit Bond Fund	Daily	Monthly

PIMCO Long Duration Total Return Fund	Daily	Monthly

PIMCO Long-Term U.S. Government Fund	Daily	Monthly

PIMCO Low Duration Opportunities Fund	Daily	Monthly

PIMCO Moderate Duration Fund	Daily	Monthly

PIMCO Mortgage Opportunities and Bond Fund	Daily	Monthly

PIMCO Total Return ESG Fund	Daily	Monthly

PIMCO Total Return Fund II	Daily	Monthly

PIMCO Total Return Fund IV	Daily	Monthly

PIMCO Total Return Fund V	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	227

Notes to Financial Statements	(Cont.)

which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Funds’ annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Funds’ financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Funds’ financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

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In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated

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at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest

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rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive

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Notes to Financial Statements	(Cont.)

markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

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4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The table below shows the Funds’ transactions in and earnings from investments in the affiliated fund for the period ended March 31, 2025 (amounts in thousands†):

Investments in PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Moderate Duration Fund	$0	$49,608	$0	$0	$105	$49,713	$151	$0

PIMCO Total Return Fund II	0	16,441	0	0	35	16,476	50	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. PIMCO Total Return ESG Fund may invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio
Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Dynamic Bond Fund	$0	$123,311	$0	$0	$177	$123,488	$2,395	$0

PIMCO Extended Duration Fund	24,693	581	(25,327)	(555)	608	0	682	0

PIMCO Long Duration Total Return Fund	67,430	1,588	(69,165)	(1,492)	1,639	0	1,863	0

PIMCO Low Duration Opportunities Fund	0	4,374	0	0	3	4,377	72	0

PIMCO Moderate Duration Fund	22,723	536	(23,308)	(452)	501	0	628	0

PIMCO Total Return Fund II	18,500	436	(18,977)	(379)	420	0	511	0

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Dynamic Bond Fund	$192,251	$1,640,501	$(1,304,339)	$58	$89	$528,560	$17,656	$0

PIMCO Extended Duration Fund	3,908	1,065,630	(1,057,500)	(6)	0	12,032	232	0

PIMCO GNMA and Government Securities Fund	3,955	774,476	(753,820)	8	(3)	24,616	681	0

PIMCO Investment Grade Credit Bond Fund	163,776	8,539,327	(8,555,400)	263	0	147,966	10,477	0

PIMCO Long Duration Total Return Fund	4,322	5,589,465	(5,591,600)	116	0	2,303	3,768	0

PIMCO Long-Term U.S. Government Fund	24,358	4,210,401	(4,208,601)	99	(1)	26,256	2,700	0

PIMCO Low Duration Opportunities Fund	3,091	55,616	(45,900)	(2)	7	12,812	617	0

PIMCO Moderate Duration Fund	226	76,088	(76,220)	5	0	99	89	0

PIMCO Mortgage Opportunities and Bond Fund	133,892	7,578,723	(7,598,537)	198	(1)	114,275	10,497	0

PIMCO Total Return Fund II	1,060	326,261	(327,200)	4	(1)	124	164	0

PIMCO Total Return Fund IV	196	91,557	(87,300)	1	0	4,454	257	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans

(including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease

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payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified

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institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of March 31, 2025, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market.

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Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if

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any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2025, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation

(depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the

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contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency,

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interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a

Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of

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cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate

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Notes to Financial Statements	(Cont.)

swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

	PIMCO Climate Bond Fund	PIMCO Dynamic Bond Fund	PIMCO Extended Duration Fund	PIMCO GNMA and Government Securities Fund	PIMCO Investment Grade Credit Bond Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund	PIMCO Low Duration Opportunities Fund

New Fund	—	—	—	—	—	—	—	—

Small Fund	X	—	—	—	—	—	—	X

Climate-Related Investing	X	—	—	—	—	—	—	—

Interest Rate	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X

High Yield	X	X	X	—	X	X	—	X

Market	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	—	X

Derivatives	X	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X

Collateralized Loan Obligations	—	X	—	—	—	—	—	X

Extension	—	—	—	—	—	—	—	—

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	—	X

Emerging Markets	X	X	X	X	X	X	—	X

Sovereign Debt	X	X	X	—	X	X	—	X

Currency	X	X	X	—	X	X	—	X

Prepayment	—	—	—	—	—	—	—	—

Privately Issued Mortgage-Related Securities	—	—	—	—	—	—	—	—

Real Estate	X	—	—	—	—	—	—	—

Leveraging	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X	X

Environmental, Social and Governance	—	—	—	—	—	—	—	—

Environmental, Social and Governance and Faith-Based Values Investing	—	—	—	—	—	—	—	—

Convertible Securities	—	—	—	—	—	—	—	—

Distribution Rate	—	—	—	—	—	—	—	—

Tax-Efficient Investing	—	—	—	—	—	—	—	X

LIBOR Transition	—	X	X	X	X	X	X	X

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	PIMCO Moderation Duration Fund	PIMCO Mortgage Opportunities and Bond Fund	PIMCO Total Return ESG Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return Fund V

New Fund	—	—	—	—	—	X

Small Fund	—	—	—	—	—	X

Climate-Related Investing	—	—	—	—	—	—

Interest Rate	X	X	X	X	X	X

Call	X	X	X	X	X	X

Credit	X	X	X	X	X	X

High Yield	X	X	X	—	—	X

Market	X	X	X	X	X	X

Issuer	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X

Equity	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X

Collateralized Loan Obligations	—	X	X	X	X	X

Extension	—	X	—	—	—	—

Foreign (Non-U.S.) Investment	X	—	X	—	X	X

Emerging Markets	X	—	X	—	X	X

Sovereign Debt	X	—	X	—	X	X

Currency	X	—	X	—	—	X

Prepayment	—	X	—	—	—	—

Privately Issued Mortgage-Related Securities	—	X	—	—	—	—

Real Estate	—	X	—	—	—	—

Leveraging	X	X	X	X	X	X

Management	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X

Environmental, Social and Governance	—	—	X	—	—	—

Environmental, Social and Governance and Faith-Based Values Investing	—	—	—	—	—	X

Convertible Securities	—	X	—	—	X	—

Distribution Rate	—	X	—	—	—	—

Tax-Efficient Investing	—	—	—	—	—	—

LIBOR Transition	X	X	X	X	X	X

New Fund Risk  is the risk that a new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions by investors.

Climate-Related Investing Risk is the risk that, because the Fund’s climate-related investment strategy may select or typically exclude securities of certain issuers for reasons in addition to performance, the Fund’s performance may differ from funds that do not utilize a climate-related investment strategy. Climate-related investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

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Notes to Financial Statements	(Cont.)

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Extension Risk is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Fund’s investment in such securities and may prevent a Fund from receiving higher interest rates on proceeds reinvested.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and

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extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Prepayment Risk is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Fund foregoing future interest income on the portion of the principal repaid early and may result in a Fund being forced to reinvest investment proceeds at lower interest rates.

Privately Issued Mortgage-Related Securities Risk is the risk of non-payment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental issuers.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange subject a Fund to liquidity and valuation risk.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Environmental, Social and Governance Risk is the risk that, because the Fund’s ESG strategy may select or typically exclude securities of certain issuers for reasons in addition to performance, the Fund’s performance may differ from funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor.

Environmental, Social and Governance and Faith-Based Values Investing Risk is the risk that, because the Fund’s ESG and faith-based values investing strategy may select or typically exclude securities of certain issuers for reasons in addition to performance, the Fund’s performance may differ from funds that do not utilize an ESG and faith-based values investing strategy. ESG and faith-based values investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor.

Convertible Securities Risk is the risk that arises when convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Distribution Rate Risk is the risk that a Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.

Tax-Efficient Investing Risk is the risk that investment strategies intended to manage capital gain distributions may not succeed, and that such strategies may reduce investment returns or result in investment losses.

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Notes to Financial Statements	(Cont.)

LIBOR Transition Risk is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund may reference LIBOR. Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain and could result in losses to a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

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March 31, 2025

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	247

Notes to Financial Statements	(Cont.)

under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	I-2		I-3		Administrative Class		Class A		Class C		Class R
PIMCO Climate Bond Fund	0.25%		0.25%	0.35%		0.45%	(2)	N/A		0.40%		0.40%		N/A
PIMCO Dynamic Bond Fund	0.55%	(1)	0.25%	0.35%		0.45%	(2)	N/A		0.40%		0.40%		0.40%
PIMCO Extended Duration Fund	0.25%		0.25%	0.35%		N/A		N/A		0.40%	*	N/A		N/A
PIMCO GNMA and Government Securities Fund	0.25%		0.25%	0.35%		0.45%	(2)	N/A		0.40%		0.40%		N/A
PIMCO Investment Grade Credit Bond Fund	0.25%		0.25%	0.35%		0.45%	(2)	0.25%		0.40%		0.40%		N/A
PIMCO Long Duration Total Return Fund	0.25%		0.25%	0.35%		N/A		N/A		0.40%		0.40%		N/A
PIMCO Long-Term U.S. Government Fund	0.225%		0.250%	0.350%		0.450%	(2)*	N/A		0.350%		0.350%		N/A
PIMCO Low Duration Opportunities Fund	0.25%		0.30%	0.40%		N/A		N/A		0.45%		0.45%		N/A
PIMCO Moderate Duration Fund	0.25%		0.21%	0.31%		N/A		N/A		N/A		N/A		N/A
PIMCO Mortgage Opportunities and Bond Fund	0.35%		0.25%	0.35%		0.45%	(2)	N/A		0.40%		0.40%		N/A
PIMCO Total Return ESG Fund	0.25%		0.25%	0.35%		0.45%	(2)	0.25%		0.40%		0.40%		N/A
PIMCO Total Return Fund II	0.25%		0.25%	0.35%		N/A		N/A		N/A		N/A		N/A
PIMCO Total Return Fund IV	0.25%		0.25%	N/A		N/A		N/A		0.35%		N/A		N/A
PIMCO Total Return Fund V	0.25%		0.25%	0.35%	*	0.45%	(2)*	0.25%	*	0.40%	*	0.40%	*	N/A

(1)	PIMCO has contractually agreed, through July 31, 2025, to waive its advisory fee by 0.05% of the average daily net assets attributable to the PIMCO Dynamic Bond Fund.
(2)	PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but was not operational during the fiscal year ended March 31, 2025.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A,

Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

248	PIMCO BOND FUNDS

March 31, 2025

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

All Funds	0.75%	0.25%
Class R

PIMCO Dynamic Bond Fund	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class

All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended March 31, 2025, the Distributor retained $3,287,802 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive its advisory fee by 0.05% of the average daily net assets attributable to the PIMCO Dynamic Bond Fund. This Fee Waiver Agreement may be terminated by the Trust upon 90 days’ prior written notice to PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO.

The total recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement combined) as of March 31, 2025 were as follows (amounts in thousands†):

	Expiring Within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO Low Duration Opportunities Fund	$64	$14	$1	$79

PIMCO Total Return Fund V	0	128	1	129

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Pursuant to a Supervisory and Administrative Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of each of the PIMCO Climate

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	249

Notes to Financial Statements	(Cont.)

Bond Fund, PIMCO Dynamic Bond Fund, PIMCO GNMA and Government Securities Fund, PIMCO Investment Grade Credit Bond Fund, PIMCO Long-Term U.S. Government Fund, PIMCO Mortgage Opportunities and Bond Fund, PIMCO Total Return Fund V and PIMCO Total Return ESG Fund. This Supervisory and Administrative Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Supervisory and Administrative Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of March 31, 2025, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Dynamic Bond Fund	$1,302

PIMCO GNMA and Government Securities Fund	42

PIMCO Investment Grade Credit Bond Fund	57

PIMCO Low Duration Opportunities Fund	1

PIMCO Mortgage Opportunities and Bond Fund	40

PIMCO Total Return ESG Fund	3

PIMCO Total Return Fund V	1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses PIMCO has contractually agreed, through July 31, 2025, for the PIMCO Moderate Duration Fund, the PIMCO Total Return Fund II and PIMCO Total Return ESG Fund to waive its Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and management fees of Underlying Funds indirectly incurred by the Fund’s investments in the Underlying Funds. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. As of March 31, 2025, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Moderate Duration Fund	$16

PIMCO Total Return Fund II	5

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Climate Bond Fund	$186	$514	$10,657	$2,584

PIMCO Dynamic Bond Fund	31,425,288	30,852,882	544,634	448,145

PIMCO Extended Duration Fund	1,284,680	1,571,821	22,686	32,897

PIMCO GNMA and Government Securities Fund	44,038,821	43,723,697	11,725	8,383

PIMCO Investment Grade Credit Bond Fund	35,949,419	35,526,500	4,265,503	3,959,137

PIMCO Long Duration Total Return Fund	6,987,390	8,533,196	499,234	525,641

PIMCO Long-Term U.S. Government Fund	2,149,368	2,326,000	5,070	11,764

PIMCO Low Duration Opportunities Fund	983,114	952,269	14,252	13,698

PIMCO Moderate Duration Fund	4,494,748	4,419,098	395,768	384,040

PIMCO Mortgage Opportunities and Bond Fund	248,039,070	245,718,697	4,328,058	1,390,228

PIMCO Total Return ESG Fund	8,918,212	9,180,604	351,265	512,652

PIMCO Total Return Fund II	3,522,028	3,630,126	74,252	57,025

PIMCO Total Return Fund IV	1,855,509	1,840,502	81,271	32,417

PIMCO Total Return Fund V	771,551	700,148	56,130	9,535

†	A zero balance may reflect actual amounts rounding to less than one thousand.

250	PIMCO BOND FUNDS

March 31, 2025

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Climate Bond Fund				PIMCO Dynamic Bond Fund

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	1,407	$12,479	1,048	$9,022	77,902	$776,895	52,940	$514,764

I-2	10	77	4	38	4,181	41,475	4,446	42,843

I-3	110	972	54	464	2,700	27,027	1,529	14,615

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	164	1,458	88	761	1,530	15,214	1,313	12,679

Class C	0	6	6	54	66	658	286	2,792

Class R	N/A	N/A	N/A	N/A	84	824	88	850
Issued as reinvestment of distributions

Institutional Class	83	735	53	452	10,381	103,137	8,231	79,671

I-2	0	4	1	10	532	5,283	620	5,999

I-3	4	32	1	8	73	731	48	469

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	6	56	4	33	582	5,776	602	5,830

Class C	0	2	0	1	28	279	30	288

Class R	N/A	N/A	N/A	N/A	21	213	20	192
Cost of shares redeemed

Institutional Class	(470)	(4,157)	(648)	(5,578)	(56,098)	(557,614)	(53,969)	(519,920)

I-2	(25)	(216)	(27)	(234)	(4,958)	(49,152)	(10,834)	(104,240)

I-3	(52)	(460)	(1)	(9)	(1,016)	(10,035)	(161)	(1,559)

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(43)	(385)	(30)	(260)	(3,655)	(36,299)	(4,161)	(40,116)

Class C	0	0	(1)	(11)	(463)	(4,594)	(633)	(6,095)

Class R	N/A	N/A	N/A	N/A	(85)	(844)	(146)	(1,406)

Net increase (decrease) resulting from Fund share transactions	1,194	$10,603	552	$4,751	31,805	$318,974	249	$7,656

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	251

Notes to Financial Statements	(Cont.)

	PIMCO Extended Duration Fund				PIMCO GNMA and Government Securities Fund

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	11,548	$159,606	21,086	$304,863	20,178	$187,843	34,824	$321,629

I-2	1,035	14,762	2,471	34,086	26,159	242,649	44,832	415,077

I-3	N/A	N/A	N/A	N/A	2,144	19,944	3,308	30,465

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	3,343	31,151	5,244	48,618

Class C	N/A	N/A	N/A	N/A	78	735	289	2,688

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	762	10,267	1,889	26,881	2,983	27,793	2,166	20,021

I-2	35	470	115	1,632	2,223	20,707	1,814	16,753

I-3	N/A	N/A	N/A	N/A	417	3,880	317	2,931

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	761	7,084	727	6,716

Class C	N/A	N/A	N/A	N/A	36	331	40	374

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(19,632)	(269,675)	(20,494)	(292,448)	(24,734)	(229,486)	(32,219)	(299,023)

I-2	(1,698)	(23,664)	(3,288)	(44,840)	(38,856)	(359,211)	(29,829)	(276,463)

I-3	N/A	N/A	N/A	N/A	(2,215)	(20,570)	(2,082)	(19,046)

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	(7,507)	(70,183)	(5,764)	(53,067)

Class C	N/A	N/A	N/A	N/A	(508)	(4,728)	(503)	(4,641)

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(7,950)	$(108,234)	1,779	$30,174	(15,498)	$(142,061)	23,164	$213,032

252	PIMCO BOND FUNDS

March 31, 2025

	PIMCO Investment Grade Credit Bond Fund				PIMCO Long Duration Total Return Fund

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	183,214	$1,649,629	206,176	$1,803,594	115,459	$853,501	124,755	$886,452

I-2	236,796	2,130,334	217,649	1,901,749	9,943	71,864	20,890	150,232

I-3	5,906	52,772	7,900	68,928	N/A	N/A	N/A	N/A

Administrative Class	713	6,418	812	7,113	N/A	N/A	N/A	N/A

Class A	15,776	141,682	18,403	160,948	4,496	32,425	3,361	23,931

Class C	776	6,967	1,000	8,756	438	3,253	857	5,973

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	25,040	224,781	22,559	197,044	12,068	86,795	12,955	91,890

I-2	9,668	86,769	9,211	80,445	639	4,599	661	4,655

I-3	551	4,942	515	4,502	N/A	N/A	N/A	N/A

Administrative Class	96	861	127	1,106	N/A	N/A	N/A	N/A

Class A	2,622	23,526	2,743	23,955	139	1,003	194	1,372

Class C	254	2,280	312	2,722	37	265	23	163

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(223,390)	(2,004,298)	(229,135)	(1,993,770)	(179,500)	(1,296,911)	(188,265)	(1,345,396)

I-2	(193,162)	(1,734,176)	(237,329)	(2,043,729)	(13,731)	(98,529)	(16,119)	(113,006)

I-3	(5,237)	(46,937)	(9,913)	(86,682)	N/A	N/A	N/A	N/A

Administrative Class	(1,364)	(12,230)	(2,074)	(17,850)	N/A	N/A	N/A	N/A

Class A	(27,598)	(247,241)	(33,380)	(291,214)	(3,298)	(23,577)	(6,142)	(41,257)

Class C	(3,762)	(33,697)	(4,592)	(40,033)	(481)	(3,455)	(175)	(1,227)

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	26,899	$252,382	(29,016)	$(212,416)	(53,791)	$(368,767)	(47,005)	$(336,218)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	253

Notes to Financial Statements	(Cont.)

	PIMCO Long-Term U.S. Government Fund				PIMCO Low Duration Opportunities Fund

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	16,622	$239,014	50,208	$739,221	434	$4,582	750	$7,634

I-2	6,068	86,313	11,491	165,376	3,873	40,577	1,444	14,664

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	1,281	18,241	1,460	21,553	145	1,529	106	1,094

Class C	928	13,353	635	9,237	20	217	13	123

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	1,725	24,508	1,888	27,289	110	1,160	119	1,215

I-2	296	4,207	234	3,375	206	2,175	84	864

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	87	1,240	88	1,271	42	445	37	374

Class C	40	569	23	334	4	37	3	31

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(28,455)	(407,030)	(40,766)	(583,119)	(1,460)	(15,293)	(1,998)	(20,330)

I-2	(12,162)	(172,937)	(5,952)	(85,182)	(1,691)	(17,813)	(1,006)	(10,272)

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(1,631)	(23,298)	(2,008)	(29,363)	(392)	(4,124)	(528)	(5,367)

Class C	(382)	(5,383)	(147)	(2,106)	(32)	(340)	(138)	(1,391)

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(15,583)	$(221,203)	17,154	$267,886	1,259	$13,152	(1,114)	$(11,361)

254	PIMCO BOND FUNDS

March 31, 2025

	PIMCO Moderate Duration Fund				PIMCO Mortgage Opportunities and Bond Fund

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	39,060	$360,360	30,895	$281,368	331,373	$3,093,912	294,947	$2,754,551

I-2	1,228	11,297	330	3,030	160,054	1,492,964	157,503	1,469,664

I-3	N/A	N/A	N/A	N/A	3,749	34,881	5,067	47,141

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	15,751	147,256	13,784	128,986

Class C	N/A	N/A	N/A	N/A	3,033	28,314	1,285	11,984

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	6,318	58,245	5,354	48,738	54,604	508,847	39,681	370,044

I-2	37	338	33	300	17,517	163,240	12,254	114,288

I-3	N/A	N/A	N/A	N/A	611	5,690	577	5,378

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	1,488	13,869	1,418	13,219

Class C	N/A	N/A	N/A	N/A	240	2,237	149	1,388

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(21,147)	(195,128)	(33,121)	(298,582)	(171,980)	(1,602,383)	(182,830)	(1,701,799)

I-2	(203)	(1,867)	(1,046)	(9,471)	(139,547)	(1,297,696)	(82,660)	(769,284)

I-3	N/A	N/A	N/A	N/A	(4,073)	(37,915)	(5,258)	(49,063)

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	(8,290)	(77,029)	(16,989)	(158,967)

Class C	N/A	N/A	N/A	N/A	(1,093)	(10,171)	(1,008)	(9,396)

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	25,293	$233,245	2,445	$25,383	263,437	$2,466,016	237,920	$2,228,134

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	255

Notes to Financial Statements	(Cont.)

	PIMCO Total Return ESG Fund				PIMCO Total Return Fund II

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	42,183	$322,572	59,145	$440,812	12,456	$102,952	10,043	$81,027

I-2	9,031	68,953	9,544	71,662	1,021	8,373	5,335	42,833

I-3	512	3,931	445	3,297	N/A	N/A	N/A	N/A

Administrative Class	722	5,540	465	3,506	N/A	N/A	N/A	N/A

Class A	805	6,159	1,007	7,570	N/A	N/A	N/A	N/A

Class C	23	171	15	115	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	6,887	52,618	7,916	59,322	2,316	19,058	2,126	17,180

I-2	1,185	9,061	1,138	8,530	87	708	83	671

I-3	35	264	26	194	N/A	N/A	N/A	N/A

Administrative Class	79	605	75	560	N/A	N/A	N/A	N/A

Class A	41	316	37	277	N/A	N/A	N/A	N/A

Class C	2	18	3	20	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(88,710)	(680,815)	(91,325)	(681,132)	(19,784)	(162,621)	(6,435)	(51,813)

I-2	(9,529)	(72,797)	(14,277)	(107,329)	(4,558)	(38,064)	(1,569)	(12,556)

I-3	(231)	(1,757)	(208)	(1,560)	N/A	N/A	N/A	N/A

Administrative Class	(747)	(5,699)	(766)	(5,734)	N/A	N/A	N/A	N/A

Class A	(1,269)	(9,640)	(1,516)	(11,480)	N/A	N/A	N/A	N/A

Class C	(28)	(209)	(53)	(402)	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(39,009)	$(300,709)	(28,329)	$(211,772)	(8,462)	$(69,594)	9,583	$77,342

256	PIMCO BOND FUNDS

March 31, 2025

	PIMCO Total Return Fund IV				PIMCO Total Return Fund V

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Inception Date through 03/31/2024(a)

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	9,298	$87,549	10,596	$98,005	10,384	$101,039	16,006	$156,139

I-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	597	5,632	186	1,727	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	1,261	11,879	895	8,300	1,032	10,025	492	4,752

I-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	49	466	37	345	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(6,399)	(60,298)	(8,381)	(77,336)	(949)	(9,223)	(698)	(6,774)

I-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(319)	(3,005)	(239)	(2,211)	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	4,487	$42,223	3,094	$28,830	10,467	$101,841	15,800	$154,117

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Inception date of the Fund was May 01, 2023.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of March 31, 2025. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

Fund Name	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Climate Bond Fund	3	0	62%	0%

PIMCO Dynamic Bond Fund	3	0	60%	0%

PIMCO Extended Duration Fund	1	1	31%	34%

PIMCO GNMA and Government Securities Fund	3	0	51%	0%

PIMCO Investment Grade Credit Bond Fund	2	0	53%	0%

PIMCO Long Duration Total Return Fund	1	0	27%	0%

PIMCO Long-Term U.S. Government Fund	0	1	0%	28%

PIMCO Low Duration Opportunities Fund	2	0	54%	0%

PIMCO Moderate Duration Fund	2	0	48%	0%

PIMCO Mortgage Opportunities and Bond Fund	2	0	53%	0%

PIMCO Total Return Fund II	3	0	56%	0%

PIMCO Total Return Fund IV	1	0	78%	0%

PIMCO Total Return Fund V	3	0	67%	0%

PIMCO Total Return ESG Fund	3	0	45%	0%

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	257

Notes to Financial Statements	(Cont.)

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Climate Bond Fund	$60	$0	$(829)	$(2)	$(1,025)	$0	$0	$(1,796)

PIMCO Dynamic Bond Fund	71,383	0	(179,177)	(752)	(536,063)	0	0	(644,609)

PIMCO Extended Duration Fund	2,451	0	(373,693)	(1)	(59,930)	0	0	(431,173)

PIMCO GNMA and Government Securities Fund	1,505	0	(85,183)	(337)	(163,675)	0	0	(247,690)

PIMCO Investment Grade Credit Bond Fund	0	0	(815,509)	(18,113)	(1,519,487)	0	0	(2,353,109)

PIMCO Long Duration Total Return Fund	17,169	0	(415,349)	(427)	(774,970)	0	0	(1,173,577)

PIMCO Long-Term U.S. Government Fund	7,771	0	(146,852)	(60)	(390,338)	0	0	(529,479)

PIMCO Low Duration Opportunities Fund	792	0	(97)	(8)	(6,769)	0	0	(6,082)

PIMCO Moderate Duration Fund	1,918	0	(21,626)	(977)	(116,956)	0	0	(137,641)

PIMCO Mortgage Opportunities and Bond Fund	0	0	(627,329)	(3,260)	(544,987)	0	0	(1,175,576)

PIMCO Total Return ESG Fund	0	0	(140,151)	(285)	(284,152)	0	(2,112)	(426,700)

PIMCO Total Return Fund II	247	0	(38,298)	(102)	(50,195)	0	0	(88,348)

PIMCO Total Return Fund IV	980	0	(13,549)	(12)	(33,754)	0	0	(46,335)

PIMCO Total Return Fund V	208	0	944	0	(1,128)	0	0	24

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, sale/buyback transactions, passive foreign investment companies (PFICs), interest accrued on defaulted securities, return of capital distributions from underlying funds, short positions, constructive sales, and partnerships.

(3)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures and distributions payable at fiscal year-end.

(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through March 31, 2025, which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2024 through March 31, 2025 and Ordinary losses realized during the period January 1, 2025 through March 31, 2025 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

258	PIMCO BOND FUNDS

March 31, 2025

As of March 31, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Climate Bond Fund	$366	$659

PIMCO Dynamic Bond Fund	403,822	132,241

PIMCO Extended Duration Fund	13,082	46,848

PIMCO GNMA and Government Securities Fund	103,356	60,319

PIMCO Investment Grade Credit Bond Fund	792,800	726,687

PIMCO Long Duration Total Return Fund	569,479	205,491

PIMCO Long-Term U.S. Government Fund*	143,283	247,055

PIMCO Low Duration Opportunities Fund	4,882	1,887

PIMCO Moderate Duration Fund	39,587	77,369

PIMCO Mortgage Opportunities and Bond Fund	109,717	435,270

PIMCO Total Return ESG Fund	178,586	105,566

PIMCO Total Return Fund II	29,808	20,387

PIMCO Total Return Fund IV	10,670	23,084

PIMCO Total Return Fund V	199	929

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of March 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Climate Bond Fund	$29,314	$646	$(1,477)	$(831)

PIMCO Dynamic Bond Fund	5,088,985	113,656	(293,582)	(179,926)

PIMCO Extended Duration Fund	1,391,359	18,297	(391,500)	(373,203)

PIMCO GNMA and Government Securities Fund	2,284,052	43,964	(129,147)	(85,183)

PIMCO Investment Grade Credit Bond Fund	15,990,016	227,135	(1,042,293)	(815,158)

PIMCO Long Duration Total Return Fund	3,802,350	76,765	(492,141)	(415,376)

PIMCO Long-Term U.S. Government Fund	1,656,814	20,815	(167,207)	(146,392)

PIMCO Low Duration Opportunities Fund	152,786	4,448	(4,549)	(101)

PIMCO Moderate Duration Fund	1,924,729	41,109	(62,714)	(21,605)

PIMCO Mortgage Opportunities and Bond Fund	21,073,550	517,054	(1,144,395)	(627,341)

PIMCO Total Return ESG Fund	2,329,751	36,478	(176,605)	(140,127)

PIMCO Total Return Fund II	840,268	10,535	(48,773)	(38,238)

PIMCO Total Return Fund IV	425,582	5,590	(19,132)	(13,542)

PIMCO Total Return Fund V	296,693	3,533	(2,590)	943

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, sale/buyback transactions, passive foreign investment companies (PFICs), interest accrued on defaulted securities, return of capital distributions from underlying funds, short positions, constructive sales, and partnerships.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	259

Notes to Financial Statements	(Cont.)	March 31, 2025

For the fiscal years ended March 31, 2025 and March 31, 2024, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2025			March 31, 2024
	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Climate Bond Fund	$862	$0	$0	$418	$0	$116

PIMCO Dynamic Bond Fund	124,821	0	0	104,333	0	0

PIMCO Extended Duration Fund	10,745	0	0	28,153	361	0

PIMCO GNMA and Government Securities Fund	65,666	0	0	51,306	0	0

PIMCO Investment Grade Credit Bond Fund	538,270	0	0	441,729	0	42,611

PIMCO Long Duration Total Return Fund	96,932	0	0	101,796	0	0

PIMCO Long-Term U.S. Government Fund	31,670	0	0	33,353	0	0

PIMCO Low Duration Opportunities Fund	3,903	0	0	2,544	0	0

PIMCO Moderate Duration Fund	70,245	0	0	48,866	0	10,741

PIMCO Mortgage Opportunities and Bond Fund	744,338	0	2,487	561,967	0	0

PIMCO Total Return ESG Fund	66,409	0	0	40,443	0	32,338

PIMCO Total Return Fund II	21,785	0	0	21,374	0	0

PIMCO Total Return Fund IV	12,503	0	0	6,791	0	2,073

PIMCO Total Return Fund V	10,025	0	0	4,763	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

260	PIMCO BOND FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Climate Bond Fund, PIMCO Dynamic Bond Fund, PIMCO Extended Duration Fund, PIMCO GNMA and Government Securities Fund, PIMCO Investment Grade Credit Bond Fund, PIMCO Long Duration Total Return Fund, PIMCO Long-Term U.S. Government Fund, PIMCO Low Duration Opportunities Fund, PIMCO Moderate Duration Fund, PIMCO Mortgage Opportunities and Bond Fund, PIMCO Total Return ESG Fund, PIMCO Total Return Fund II, PIMCO Total Return Fund IV and PIMCO Total Return Fund V

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (fourteen of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations, of changes in net assets and, for the funds indicated in the table below, of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2025, the results of each of their operations, the changes in each of their net assets and, for the funds indicated in the table below, each of their cash flows, for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

PIMCO Climate Bond Fund(1)

PIMCO Dynamic Bond Fund(1)

PIMCO Extended Duration Fund(2)

PIMCO GNMA and Government Securities Fund(1)

PIMCO Investment Grade Credit Bond Fund(1)

PIMCO Long Duration Total Return Fund(2)

PIMCO Long-Term U.S. Government Fund(2)

PIMCO Low Duration Opportunities Fund(1)

PIMCO Moderate Duration Fund(1)

PIMCO Mortgage Opportunities and Bond Fund(1)

PIMCO Total Return ESG Fund(2)

PIMCO Total Return Fund II(2)

PIMCO Total Return Fund IV(1)

PIMCO Total Return Fund V(3)

(1)	Statement of operations for the year ended March 31, 2025 and statement of changes in net assets for the years ended March 31, 2025 and 2024
(2)	Statement of operations and statement of cash flows for the year ended March 31, 2025, and statement of changes in net assets for the years ended March 31, 2025 and 2024
(3)	Statement of operations for the year ended March 31, 2025, and statement of changes in net assets for the year ended March 31, 2025 and the period May 1, 2023 (inception date) through March 31, 2024

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2025

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	261

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	NXN	Natixis New York

BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	PER	Pershing LLC

BOA	Bank of America N.A.	GSC	Goldman Sachs & Co. LLC	RBC	Royal Bank of Canada

BOM	Bank of Montreal	GST	Goldman Sachs International	RDR	RBC Capital Markets LLC

BOO	BoA Securities, Inc (Repo Only)	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	NatWest Markets Plc

BOS	BofA Securities, Inc.	JEF	Jefferies & Co., Inc.	SAL	Citigroup Global Markets, Inc.

BPG	BNP Paribas Securities Corp.	JPM	JP Morgan Chase Bank N.A.	SBI	Citigroup Global Markets Ltd.

BPS	BNP Paribas S.A.	JPS	J.P. Morgan Securities LLC	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	SNI	Stifel Nicolaus Europe Ltd.

BSH	Banco Santander S.A. - New York Branch	MJR	Merrill Lynch, Pierce, Fenner & Smith, Inc.	SOG	Societe Generale Paris

BSN	The Bank of Nova Scotia - Toronto	MSB	Morgan Stanley Bank, N.A	SSB	State Street Bank and Trust Co.

BSS	Banco Santander S.A.	MSC	Morgan Stanley & Co. LLC.	STR	State Street Bank and Trust Co.

BYR	The Bank of Nova Scotia - Toronto	MSR	Morgan Stanley & Co LLC FICC Repo	TDM	TD Securities (USA) LLC

CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank

CIB	Canadian Imperial Bank of Commerce	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.	UBS	UBS Securities LLC

DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.	WFS	Wells Fargo Securities, LLC

FAR	Wells Fargo Bank National Association

Currency Abbreviations:

AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol

BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty

CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona

CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TRY	Turkish New Lira

DKK	Danish Krone	KWD	Kuwaiti Dinar	TWD	Taiwanese Dollar

DOP	Dominican Peso	MXN	Mexican Peso	USD (or $)	United States Dollar

EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

GBP	British Pound	NZD	New Zealand Dollar

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index	FEDL01	Federal funds effective rate

BOBL	Bundesobligation, the German word for federal government bond	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	EUR001M	1 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

CDX.EM	Credit Derivatives Index - Emerging Markets	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.HY	Credit Derivatives Index - High Yield	EUR006M	6 Month EUR Swap Rate	US0003M	ICE 3-Month USD LIBOR

CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:

ACA	American Capital Access Holding Ltd.	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:

ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind

BABs	Build America Bonds	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit

BBR	Bank Bill Rate	DAC	Designated Activity Company	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined

BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding

CBO	Collateralized Bond Obligation	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

262	PIMCO BOND FUNDS

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Climate Bond Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0276	$0.0000	$0.0000	$0.0276

November 2024	$0.0277	$0.0000	$0.0000	$0.0277

December 2024	$0.0268	$0.0000	$0.0000	$0.0268

January 2025	$0.0278	$0.0000	$0.0000	$0.0278

February 2025	$0.0253	$0.0000	$0.0000	$0.0253

March 2025	$0.0252	$0.0000	$0.0000	$0.0252

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0268	$0.0000	$0.0000	$0.0268

November 2024	$0.0269	$0.0000	$0.0000	$0.0269

December 2024	$0.0261	$0.0000	$0.0000	$0.0261

January 2025	$0.0270	$0.0000	$0.0000	$0.0270

February 2025	$0.0246	$0.0000	$0.0000	$0.0246

March 2025	$0.0245	$0.0000	$0.0000	$0.0245

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0264	$0.0000	$0.0000	$0.0264

November 2024	$0.0266	$0.0000	$0.0000	$0.0266

December 2024	$0.0257	$0.0000	$0.0000	$0.0257

January 2025	$0.0267	$0.0000	$0.0000	$0.0267

February 2025	$0.0242	$0.0000	$0.0000	$0.0242

March 2025	$0.0241	$0.0000	$0.0000	$0.0241

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0245	$0.0000	$0.0000	$0.0245

November 2024	$0.0247	$0.0000	$0.0000	$0.0247

December 2024	$0.0238	$0.0000	$0.0000	$0.0238

January 2025	$0.0248	$0.0000	$0.0000	$0.0248

February 2025	$0.0225	$0.0000	$0.0000	$0.0225

March 2025	$0.0224	$0.0000	$0.0000	$0.0224

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0188	$0.0000	$0.0000	$0.0188

November 2024	$0.0191	$0.0000	$0.0000	$0.0191

December 2024	$0.0182	$0.0000	$0.0000	$0.0182

January 2025	$0.0190	$0.0000	$0.0000	$0.0190

February 2025	$0.0174	$0.0000	$0.0000	$0.0174

March 2025	$0.0170	$0.0000	$0.0000	$0.0170

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	263

Distribution Information	(Cont.)

PIMCO Dynamic Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0383	$0.0000	$0.0000	$0.0383

November 2024	$0.0343	$0.0000	$0.0000	$0.0343

December 2024	$0.0415	$0.0000	$0.0000	$0.0415

January 2025	$0.0437	$0.0000	$0.0000	$0.0437

February 2025	$0.0369	$0.0000	$0.0000	$0.0369

March 2025	$0.0413	$0.0000	$0.0000	$0.0413

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0375	$0.0000	$0.0000	$0.0375

November 2024	$0.0335	$0.0000	$0.0000	$0.0335

December 2024	$0.0406	$0.0000	$0.0000	$0.0406

January 2025	$0.0429	$0.0000	$0.0000	$0.0429

February 2025	$0.0361	$0.0000	$0.0000	$0.0361

March 2025	$0.0405	$0.0000	$0.0000	$0.0405

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0371	$0.0000	$0.0000	$0.0371

November 2024	$0.0331	$0.0000	$0.0000	$0.0331

December 2024	$0.0403	$0.0000	$0.0000	$0.0403

January 2025	$0.0426	$0.0000	$0.0000	$0.0426

February 2025	$0.0358	$0.0000	$0.0000	$0.0358

March 2025	$0.0401	$0.0000	$0.0000	$0.0401

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0349	$0.0000	$0.0000	$0.0349

November 2024	$0.0310	$0.0000	$0.0000	$0.0310

December 2024	$0.0381	$0.0000	$0.0000	$0.0381

January 2025	$0.0402	$0.0000	$0.0000	$0.0402

February 2025	$0.0338	$0.0000	$0.0000	$0.0338

March 2025	$0.0381	$0.0000	$0.0000	$0.0381

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0285	$0.0000	$0.0000	$0.0285

November 2024	$0.0246	$0.0000	$0.0000	$0.0246

December 2024	$0.0317	$0.0000	$0.0000	$0.0317

January 2025	$0.0335	$0.0000	$0.0000	$0.0335

February 2025	$0.0279	$0.0000	$0.0000	$0.0279

March 2025	$0.0321	$0.0000	$0.0000	$0.0321

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0328	$0.0000	$0.0000	$0.0328

November 2024	$0.0289	$0.0000	$0.0000	$0.0289

December 2024	$0.0360	$0.0000	$0.0000	$0.0360

January 2025	$0.0380	$0.0000	$0.0000	$0.0380

February 2025	$0.0318	$0.0000	$0.0000	$0.0318

March 2025	$0.0372	$0.0000	$0.0000	$0.0372

264	PIMCO BOND FUNDS

(Unaudited)

PIMCO Extended Duration Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0283	$0.0000	$0.0000	$0.0283

November 2024	$0.0300	$0.0000	$0.0000	$0.0300

December 2024	$0.0340	$0.0000	$0.0000	$0.0340

January 2025	$0.0363	$0.0000	$0.0000	$0.0363

February 2025	$0.0313	$0.0000	$0.0000	$0.0313

March 2025	$0.0394	$0.0000	$0.0000	$0.0394

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0271	$0.0000	$0.0000	$0.0271

November 2024	$0.0289	$0.0000	$0.0000	$0.0289

December 2024	$0.0328	$0.0000	$0.0000	$0.0328

January 2025	$0.0352	$0.0000	$0.0000	$0.0352

February 2025	$0.0303	$0.0000	$0.0000	$0.0303

March 2025	$0.0383	$0.0000	$0.0000	$0.0383
PIMCO GNMA and Government Securities Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0352	$0.0000	$0.0000	$0.0352

November 2024	$0.0354	$0.0000	$0.0000	$0.0354

December 2024	$0.0343	$0.0000	$0.0000	$0.0343

January 2025	$0.0360	$0.0000	$0.0000	$0.0360

February 2025	$0.0350	$0.0000	$0.0000	$0.0350

March 2025	$0.0310	$0.0000	$0.0000	$0.0310

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0344	$0.0000	$0.0000	$0.0344

November 2024	$0.0346	$0.0000	$0.0000	$0.0346

December 2024	$0.0335	$0.0000	$0.0000	$0.0335

January 2025	$0.0352	$0.0000	$0.0000	$0.0352

February 2025	$0.0343	$0.0000	$0.0000	$0.0343

March 2025	$0.0303	$0.0000	$0.0000	$0.0303

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0340	$0.0000	$0.0000	$0.0340

November 2024	$0.0342	$0.0000	$0.0000	$0.0342

December 2024	$0.0331	$0.0000	$0.0000	$0.0331

January 2025	$0.0348	$0.0000	$0.0000	$0.0348

February 2025	$0.0340	$0.0000	$0.0000	$0.0340

March 2025	$0.0299	$0.0000	$0.0000	$0.0299

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	265

Distribution Information	(Cont.)

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0320	$0.0000	$0.0000	$0.0320

November 2024	$0.0322	$0.0000	$0.0000	$0.0322

December 2024	$0.0311	$0.0000	$0.0000	$0.0311

January 2025	$0.0328	$0.0000	$0.0000	$0.0328

February 2025	$0.0322	$0.0000	$0.0000	$0.0322

March 2025	$0.0281	$0.0000	$0.0000	$0.0281

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0260	$0.0000	$0.0000	$0.0260

November 2024	$0.0263	$0.0000	$0.0000	$0.0263

December 2024	$0.0252	$0.0000	$0.0000	$0.0252

January 2025	$0.0268	$0.0000	$0.0000	$0.0268

February 2025	$0.0269	$0.0000	$0.0000	$0.0269

March 2025	$0.0225	$0.0000	$0.0000	$0.0225
PIMCO Investment Grade Credit Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0330	$0.0000	$0.0000	$0.0330

November 2024	$0.0352	$0.0000	$0.0003	$0.0355

December 2024	$0.0363	$0.0000	$0.0003	$0.0366

January 2025	$0.0352	$0.0000	$0.0000	$0.0352

February 2025	$0.0330	$0.0000	$0.0002	$0.0332

March 2025	$0.0342	$0.0000	$0.0000	$0.0342

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0322	$0.0000	$0.0000	$0.0322

November 2024	$0.0344	$0.0000	$0.0003	$0.0347

December 2024	$0.0356	$0.0000	$0.0003	$0.0359

January 2025	$0.0344	$0.0000	$0.0000	$0.0344

February 2025	$0.0323	$0.0000	$0.0002	$0.0325

March 2025	$0.0335	$0.0000	$0.0000	$0.0335

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0319	$0.0000	$0.0000	$0.0319

November 2024	$0.0340	$0.0000	$0.0003	$0.0343

December 2024	$0.0352	$0.0000	$0.0003	$0.0355

January 2025	$0.0341	$0.0000	$0.0000	$0.0341

February 2025	$0.0320	$0.0000	$0.0001	$0.0321

March 2025	$0.0332	$0.0000	$0.0000	$0.0332

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0311	$0.0000	$0.0000	$0.0311

November 2024	$0.0332	$0.0000	$0.0003	$0.0335

December 2024	$0.0345	$0.0000	$0.0003	$0.0348

January 2025	$0.0333	$0.0000	$0.0000	$0.0333

February 2025	$0.0313	$0.0000	$0.0001	$0.0314

March 2025	$0.0324	$0.0000	$0.0000	$0.0324

266	PIMCO BOND FUNDS

(Unaudited)

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0299	$0.0000	$0.0000	$0.0299

November 2024	$0.0321	$0.0000	$0.0003	$0.0324

December 2024	$0.0333	$0.0000	$0.0003	$0.0336

January 2025	$0.0321	$0.0000	$0.0000	$0.0321

February 2025	$0.0303	$0.0000	$0.0001	$0.0304

March 2025	$0.0314	$0.0000	$0.0000	$0.0314

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0241	$0.0000	$0.0000	$0.0241

November 2024	$0.0263	$0.0000	$0.0002	$0.0265

December 2024	$0.0278	$0.0000	$0.0002	$0.0280

January 2025	$0.0263	$0.0000	$0.0000	$0.0263

February 2025	$0.0251	$0.0000	$0.0001	$0.0252

March 2025	$0.0260	$0.0000	$0.0000	$0.0260
PIMCO Long Duration Total Return Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0244	$0.0000	$0.0000	$0.0244

November 2024	$0.0265	$0.0000	$0.0000	$0.0265

December 2024	$0.0271	$0.0000	$0.0000	$0.0271

January 2025	$0.0270	$0.0000	$0.0000	$0.0270

February 2025	$0.0260	$0.0000	$0.0000	$0.0260

March 2025	$0.0289	$0.0000	$0.0000	$0.0289

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0238	$0.0000	$0.0000	$0.0238

November 2024	$0.0259	$0.0000	$0.0000	$0.0259

December 2024	$0.0264	$0.0000	$0.0000	$0.0264

January 2025	$0.0264	$0.0000	$0.0000	$0.0264

February 2025	$0.0254	$0.0000	$0.0000	$0.0254

March 2025	$0.0283	$0.0000	$0.0000	$0.0283

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0219	$0.0000	$0.0000	$0.0219

November 2024	$0.0240	$0.0000	$0.0000	$0.0240

December 2024	$0.0246	$0.0000	$0.0000	$0.0246

January 2025	$0.0246	$0.0000	$0.0000	$0.0246

February 2025	$0.0238	$0.0000	$0.0000	$0.0238

March 2025	$0.0266	$0.0000	$0.0000	$0.0266

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0172	$0.0000	$0.0000	$0.0172

November 2024	$0.0194	$0.0000	$0.0000	$0.0194

December 2024	$0.0200	$0.0000	$0.0000	$0.0200

January 2025	$0.0200	$0.0000	$0.0000	$0.0200

February 2025	$0.0197	$0.0000	$0.0000	$0.0197

March 2025	$0.0223	$0.0000	$0.0000	$0.0223

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	267

Distribution Information	(Cont.)

PIMCO Long-Term U.S. Government Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0403	$0.0000	$0.0000	$0.0403

November 2024	$0.0411	$0.0000	$0.0000	$0.0411

December 2024	$0.0421	$0.0000	$0.0000	$0.0421

January 2025	$0.0426	$0.0000	$0.0000	$0.0426

February 2025	$0.0387	$0.0000	$0.0000	$0.0387

March 2025	$0.0465	$0.0000	$0.0000	$0.0465

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0390	$0.0000	$0.0000	$0.0390

November 2024	$0.0399	$0.0000	$0.0000	$0.0399

December 2024	$0.0409	$0.0000	$0.0000	$0.0409

January 2025	$0.0414	$0.0000	$0.0000	$0.0414

February 2025	$0.0377	$0.0000	$0.0000	$0.0377

March 2025	$0.0453	$0.0000	$0.0000	$0.0453

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0359	$0.0000	$0.0000	$0.0359

November 2024	$0.0368	$0.0000	$0.0000	$0.0368

December 2024	$0.0379	$0.0000	$0.0000	$0.0379

January 2025	$0.0384	$0.0000	$0.0000	$0.0384

February 2025	$0.0350	$0.0000	$0.0000	$0.0350

March 2025	$0.0425	$0.0000	$0.0000	$0.0425

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0267	$0.0000	$0.0000	$0.0267

November 2024	$0.0279	$0.0000	$0.0000	$0.0279

December 2024	$0.0289	$0.0000	$0.0000	$0.0289

January 2025	$0.0295	$0.0000	$0.0000	$0.0295

February 2025	$0.0270	$0.0000	$0.0000	$0.0270

March 2025	$0.0341	$0.0000	$0.0000	$0.0341
PIMCO Low Duration Opportunities Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0354	$0.0000	$0.0000	$0.0354

November 2024	$0.0310	$0.0000	$0.0000	$0.0310

December 2024	$0.0390	$0.0000	$0.0000	$0.0390

January 2025	$0.0386	$0.0000	$0.0000	$0.0386

February 2025	$0.0340	$0.0000	$0.0000	$0.0340

March 2025	$0.0388	$0.0000	$0.0000	$0.0388

268	PIMCO BOND FUNDS

(Unaudited)

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0345	$0.0000	$0.0000	$0.0345

November 2024	$0.0301	$0.0000	$0.0000	$0.0301

December 2024	$0.0382	$0.0000	$0.0000	$0.0382

January 2025	$0.0380	$0.0000	$0.0000	$0.0380

February 2025	$0.0332	$0.0000	$0.0000	$0.0332

March 2025	$0.0379	$0.0000	$0.0000	$0.0379

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0318	$0.0000	$0.0000	$0.0318

November 2024	$0.0274	$0.0000	$0.0000	$0.0274

December 2024	$0.0355	$0.0000	$0.0000	$0.0355

January 2025	$0.0349	$0.0000	$0.0000	$0.0349

February 2025	$0.0307	$0.0000	$0.0000	$0.0307

March 2025	$0.0354	$0.0000	$0.0000	$0.0354

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0251	$0.0000	$0.0000	$0.0251

November 2024	$0.0207	$0.0000	$0.0000	$0.0207

December 2024	$0.0286	$0.0000	$0.0000	$0.0286

January 2025	$0.0278	$0.0000	$0.0000	$0.0278

February 2025	$0.0246	$0.0000	$0.0000	$0.0246

March 2025	$0.0290	$0.0000	$0.0000	$0.0290
PIMCO Moderate Duration Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0329	$0.0000	$0.0000	$0.0329

November 2024	$0.0339	$0.0000	$0.0000	$0.0339

December 2024	$0.0340	$0.0000	$0.0000	$0.0340

January 2025	$0.0350	$0.0000	$0.0000	$0.0350

February 2025	$0.0304	$0.0000	$0.0000	$0.0304

March 2025	$0.0343	$0.0000	$0.0000	$0.0343

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0321	$0.0000	$0.0000	$0.0321

November 2024	$0.0332	$0.0000	$0.0000	$0.0332

December 2024	$0.0332	$0.0000	$0.0000	$0.0332

January 2025	$0.0342	$0.0000	$0.0000	$0.0342

February 2025	$0.0297	$0.0000	$0.0000	$0.0297

March 2025	$0.0336	$0.0000	$0.0000	$0.0336

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	269

Distribution Information	(Cont.)

PIMCO Mortgage Opportunities and Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0583	$0.0000	$0.0000	$0.0583

November 2024	$0.0570	$0.0000	$0.0000	$0.0570

December 2024	$0.0552	$0.0000	$0.0000	$0.0552

January 2025	$0.0566	$0.0000	$0.0000	$0.0566

February 2025	$0.0468	$0.0000	$0.0000	$0.0468

March 2025	$0.0444	$0.0000	$0.0000	$0.0444

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0574	$0.0000	$0.0000	$0.0574

November 2024	$0.0561	$0.0000	$0.0000	$0.0561

December 2024	$0.0543	$0.0000	$0.0000	$0.0543

January 2025	$0.0557	$0.0000	$0.0000	$0.0557

February 2025	$0.0462	$0.0000	$0.0000	$0.0462

March 2025	$0.0438	$0.0000	$0.0000	$0.0438

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0570	$0.0000	$0.0000	$0.0570

November 2024	$0.0558	$0.0000	$0.0000	$0.0558

December 2024	$0.0539	$0.0000	$0.0000	$0.0539

January 2025	$0.0554	$0.0000	$0.0000	$0.0554

February 2025	$0.0456	$0.0000	$0.0000	$0.0456

March 2025	$0.0435	$0.0000	$0.0000	$0.0435

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0552	$0.0000	$0.0000	$0.0552

November 2024	$0.0536	$0.0000	$0.0000	$0.0536

December 2024	$0.0521	$0.0000	$0.0000	$0.0521

January 2025	$0.0534	$0.0000	$0.0000	$0.0534

February 2025	$0.0440	$0.0000	$0.0000	$0.0440

March 2025	$0.0415	$0.0000	$0.0000	$0.0415

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0490	$0.0000	$0.0000	$0.0490

November 2024	$0.0477	$0.0000	$0.0000	$0.0477

December 2024	$0.0459	$0.0000	$0.0000	$0.0459

January 2025	$0.0474	$0.0000	$0.0000	$0.0474

February 2025	$0.0386	$0.0000	$0.0000	$0.0386

March 2025	$0.0360	$0.0000	$0.0000	$0.0360

270	PIMCO BOND FUNDS

(Unaudited)

PIMCO Total Return ESG Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0245	$0.0000	$0.0000	$0.0245

November 2024	$0.0253	$0.0000	$0.0000	$0.0253

December 2024	$0.0263	$0.0000	$0.0000	$0.0263

January 2025	$0.0251	$0.0000	$0.0000	$0.0251

February 2025	$0.0239	$0.0000	$0.0000	$0.0239

March 2025	$0.0254	$0.0000	$0.0000	$0.0254

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0238	$0.0000	$0.0000	$0.0238

November 2024	$0.0246	$0.0000	$0.0000	$0.0246

December 2024	$0.0257	$0.0000	$0.0000	$0.0257

January 2025	$0.0244	$0.0000	$0.0000	$0.0244

February 2025	$0.0233	$0.0000	$0.0000	$0.0233

March 2025	$0.0248	$0.0000	$0.0000	$0.0248

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0235	$0.0000	$0.0000	$0.0235

November 2024	$0.0243	$0.0000	$0.0000	$0.0243

December 2024	$0.0253	$0.0000	$0.0000	$0.0253

January 2025	$0.0241	$0.0000	$0.0000	$0.0241

February 2025	$0.0230	$0.0000	$0.0000	$0.0230

March 2025	$0.0245	$0.0000	$0.0000	$0.0245

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0229	$0.0000	$0.0000	$0.0229

November 2024	$0.0237	$0.0000	$0.0000	$0.0237

December 2024	$0.0247	$0.0000	$0.0000	$0.0247

January 2025	$0.0234	$0.0000	$0.0000	$0.0234

February 2025	$0.0224	$0.0000	$0.0000	$0.0224

March 2025	$0.0238	$0.0000	$0.0000	$0.0238

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0219	$0.0000	$0.0000	$0.0219

November 2024	$0.0227	$0.0000	$0.0000	$0.0227

December 2024	$0.0237	$0.0000	$0.0000	$0.0237

January 2025	$0.0226	$0.0000	$0.0000	$0.0226

February 2025	$0.0215	$0.0000	$0.0000	$0.0215

March 2025	$0.0229	$0.0000	$0.0000	$0.0229

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0170	$0.0000	$0.0000	$0.0170

November 2024	$0.0179	$0.0000	$0.0000	$0.0179

December 2024	$0.0189	$0.0000	$0.0000	$0.0189

January 2025	$0.0175	$0.0000	$0.0000	$0.0175

February 2025	$0.0171	$0.0000	$0.0000	$0.0171

March 2025	$0.0183	$0.0000	$0.0000	$0.0183

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	271

Distribution Information	(Cont.)	(Unaudited)

PIMCO Total Return Fund II

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0248	$0.0000	$0.0000	$0.0248

November 2024	$0.0260	$0.0000	$0.0000	$0.0260

December 2024	$0.0254	$0.0000	$0.0000	$0.0254

January 2025	$0.0255	$0.0000	$0.0000	$0.0255

February 2025	$0.0236	$0.0000	$0.0000	$0.0236

March 2025	$0.0275	$0.0000	$0.0000	$0.0275

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0240	$0.0000	$0.0000	$0.0240

November 2024	$0.0253	$0.0000	$0.0000	$0.0253

December 2024	$0.0247	$0.0000	$0.0000	$0.0247

January 2025	$0.0247	$0.0000	$0.0000	$0.0247

February 2025	$0.0230	$0.0000	$0.0000	$0.0230

March 2025	$0.0269	$0.0000	$0.0000	$0.0269
PIMCO Total Return Fund IV

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0333	$0.0000	$0.0000	$0.0333

November 2024	$0.0324	$0.0000	$0.0000	$0.0324

December 2024	$0.0336	$0.0000	$0.0000	$0.0336

January 2025	$0.0329	$0.0000	$0.0000	$0.0329

February 2025	$0.0303	$0.0000	$0.0000	$0.0303

March 2025	$0.0322	$0.0000	$0.0000	$0.0322

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0305	$0.0000	$0.0000	$0.0305

November 2024	$0.0296	$0.0000	$0.0000	$0.0296

December 2024	$0.0308	$0.0000	$0.0000	$0.0308

January 2025	$0.0301	$0.0000	$0.0000	$0.0301

February 2025	$0.0278	$0.0000	$0.0000	$0.0278

March 2025	$0.0295	$0.0000	$0.0000	$0.0295
PIMCO Total Return Fund V

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0388	$0.0000	$0.0000	$0.0388

November 2024	$0.0386	$0.0000	$0.0000	$0.0386

December 2024	$0.0370	$0.0000	$0.0000	$0.0370

January 2025	$0.0379	$0.0000	$0.0000	$0.0379

February 2025	$0.0368	$0.0000	$0.0000	$0.0368

March 2025	$0.0400	$0.0000	$0.0000	$0.0400

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

272	PIMCO BOND FUNDS

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Funds intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO Climate Bond Fund	0.00%	1.07%	$697	$0

PIMCO Dynamic Bond Fund	0.00%	1.98%	124,821	0

PIMCO Extended Duration Fund	0.00%	0.00%	10,745	0

PIMCO GNMA and Government Securities Fund	0.00%	0.00%	65,667	0

PIMCO Investment Grade Credit Bond Fund	5.57%	7.83%	517,118	0

PIMCO Long Duration Total Return Fund	0.00%	0.00%	96,932	0

PIMCO Long-Term U.S. Government Fund	0.00%	0.00%	31,670	0

PIMCO Low Duration Opportunities Fund	0.00%	1.47%	3,903	0

PIMCO Moderate Duration Fund	0.00%	0.00%	70,245	0

PIMCO Mortgage Opportunities and Bond Fund	0.00%	0.00%	611,405	0

PIMCO Total Return ESG Fund	0.00%	0.00%	63,882	0

PIMCO Total Return Fund II	0.00%	0.00%	21,785	0

PIMCO Total Return Fund IV	0.00%	0.00%	11,961	0

PIMCO Total Return Fund V	0.00%	0.00%	10,025	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	273

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

274	PIMCO BOND FUNDS

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal – Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	35,155,639,503.71	541,564,301.84

Kimberley G. Stafford†	35,335,546,173.41	361,657,632.15

Michael J. Berchtold	35,329,119,814.53	368,083,991.02

Jennifer Holden Dunbar	35,291,747,375.28	405,456,430.27

Kym M. Hubbard	35,275,801,900.63	421,401,904.92

Gary F. Kennedy	32,867,722,905.96	2,829,480,899.59

Anne K. Kratky	35,267,192,460.47	430,011,345.09

Steven Lipiner	35,327,604,784.63	369,599,020.93

Peter B. McCarthy	34,965,645,653.53	731,558,152.02

Ronald C. Parker	35,126,210,479.41	570,993,326.14

†	Interested Trustee

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	275

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

276	PIMCO BOND FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSBONDFSTMAR_033125

Item 8.	Changes In and Disagreements with Accountants for Open-End Management Investment Companies.

The information required by this Item 8 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2)	Not applicable to the Registrant.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)	Not applicable to the Registrant.

(a)(5)	There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date: June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date: June 5, 2025

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date: June 5, 2025